	As filed with the Securities and Exchange	Registration No. 333-167680
	Commission on April 9, 2014	Registration No. 811-02513

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-4

Post-Effective Amendment No. 6 To
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
and Amendment to
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Variable Annuity Account C of
ING Life Insurance and Annuity Company
One Orange Way, Windsor, Connecticut 06095-4774
Depositor’s Telephone Number, including Area Code: (860) 580-2824
J. Neil McMurdie, Senior Counsel
ING US Legal Services
One Orange Way, C2N, Windsor, Connecticut 06095-4774
(Name and Address of Agent for Service)

It is proposed that this filing will become effective:
immediately upon filing pursuant to paragraph (b) of Rule 485
X	on May 1, 2014 pursuant to paragraph (b) of Rule 485
If appropriate, check the following box:
this post-effective amendment designates a new effective date for a previously filed post-effective amendment.
Title of Securities Being Registered: Group Deferred Fixed and Variable Annuity Contracts

PART A

ING LIFE INSURANCE AND ANNUITY COMPANY Variable Annuity Account C Multiple Sponsored Retirement Options II CONTRACT PROSPECTUS - MAY 1, 2014

The Contracts. The contracts described in this prospectus are group deferred fixed and variable annuity contracts issued by ING Life Insurance and Annuity Company (the “Company,” “we,” “us,” “our”). They are intended to be used as funding vehicles for certain types of retirement plans and to qualify for beneficial tax treatment and/or to provide current income reduction under certain sections of the Internal Revenue Code of 1986, as amended (the “Tax Code”).

Why Reading This Prospectus Is Important.  Before you participate in the contract through your retirement plan, you should read this prospectus. It provides facts about the contract and its investment options. Plan sponsors (generally your employer) should read this prospectus to help determine if the contract is appropriate for their plan. Keep this document for future reference.

Investment Options.  The contracts offer variable investment options and fixed interest options. When we establish your account(s), the contract holder, (generally, the sponsor of your retirement plan or a trust), or you if permitted by the plan, instructs us to direct account dollars to any of the available options. Some investment options may be unavailable through certain contracts and plans, or in some states. Your plan sponsor may have selected a subset of variable and/or fixed interest options to be available for investment under your plan.

Variable Investment Options.  Variable investment options available through the contracts are listed on the next page. These options are called subaccounts. The subaccounts are within Variable Annuity Account C (the “separate account”), a separate account of the Company. Each subaccount invests in one of the mutual funds (funds) listed on the next page. Earnings on amounts invested in a subaccount will vary depending upon the performance and fees of its underlying fund. You do not invest directly in or hold shares of the funds.

Risks Associated with Investing in the Funds.  Information about the risks of investing in the funds through the contract is located in the “INVESTMENT OPTIONS” section on page 12. The particular risks associated with each fund are detailed in the fund’s prospectus. Read this prospectus in conjunction with the fund prospectuses, and retain the prospectuses for future reference.

Fixed Interest Options:

• Guaranteed Accumulation Account	• Fixed Plus Account II	• Fixed Account

Except as specifically mentioned, this prospectus describes only the variable investment options. However, we describe the fixed interest options in the appendices to this prospectus. There is also a separate prospectus for the Guaranteed Accumulation Account (“GAA”).

Compensation. We pay compensation to broker-dealers whose registered representatives sell the contracts. See “Contract Distribution”  for further information about the amount of compensation we pay.

Getting Additional Information.  If you received a summary prospectus for any of the funds available through your contract, you may obtain a full prospectus and other fund information free of charge by either accessing the internet address, calling the telephone number or sending an email request to the email address shown on the front of the fund’s summary prospectus. You may obtain the May 1, 2013 Statement of Additional Information (“SAI”) without charge by indicating your request on your enrollment materials or calling the Company at 1-800-262-3862 or writing to us at the address referenced under “Contract Overview - Questions: Contacting the Company.” You may also obtain a prospectus or an SAI for any of the funds, or a GAA prospectus, by calling that number. The contract prospectus, the GAA prospectus, the SAI and other information about the separate account may be obtained by accessing the Securities and Exchange Commission (“SEC”) website, http://www.sec.gov. Copies of this information may also be obtained, after paying a duplicating fee, by contacting the SEC Public Reference Branch. Information on the operations of the SEC Public Reference Branch may be obtained by calling 1-202-551-8090 or 1-800-SEC-0330, e-mailing publicinfo@sec.gov, or by writing to the SEC Public Reference Branch, 100 F Street, NE, Room 1580, Washington, D.C. 20549. When looking for information regarding the contracts offered through this prospectus, you may find it useful to use the number assigned to the registration statement of the contract prospectus under the Securities Act of 1933. This number is 333-167680. The number assigned to the registration statement for the GAA is 333-180532. The SAI table of contents is listed on page 48 of this prospectus. The SAI is incorporated into this prospectus by reference.

Additional Disclosure Information.  Neither the SEC, nor any state securities commission, has approved or disapproved the securities offered through this prospectus or passed on the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense. We do not intend for this prospectus to be an offer to sell or a solicitation of an offer to buy these securities in any state that does not permit their sale. We have not authorized anyone to provide you with information that is different from that contained in this prospectus.

PRO.167680-14

CONTRACT PROSPECTUS - MAY 1, 2014 (CONTINUED)

The Funds*

Alger Green Fund (Class A)(1)

American Beacon Small Cap Value Fund (Investor Class)(1)(2)

American Century® Inflation-Adjusted Bond Fund (Investor Class)(1)

American Mutual Fund®(Class R-4)(1)

Ariel Fund (Investor Class)(1)

Artisan International Fund (Investor Shares)(1)

ASTON/Fairpointe Mid Cap Fund (Class N)(1)

BlackRock Mid Cap Value Opportunities Fund (Institutional Shares)(1)(2)

Calvert VP SRI Balanced Portfolio(2)

ClearBridge Aggressive Growth Fund (Class I)(1)(2)

Columbia Mid Cap Value Fund (Class A)(1)

Davis Financial Fund (Class Y)(1)(2)

Delaware Small Cap Value Fund (Class A)(1)

DWS Small Cap Growth Fund (Class S)(1)(2)

EuroPacific Growth Fund® (Class R-4)(1)

Fidelity® Advisor New Insights Fund (Institutional Class)(1)(2)

Fidelity® VIP Contrafund® Portfolio (Initial Class)

Franklin Biotechnology Discovery Fund (Advisor Class)(1)(2)

Franklin Natural Resources Fund (Advisor Class)(1)(2)

Franklin Small Cap Value VIP Fund (Class 2)

Fundamental InvestorsSM (Class R-4)(1)

Goldman Sachs Growth Opportunities Fund (Class IR Shares)(1)(2)

Invesco American Value Fund (Class R5)(1)(2)

Invesco Energy Fund (Class R5)(1)(2)

Invesco Floating Rate Fund (Class R5)(1)(2)

Invesco High Yield Fund (Class R5)(1)(2)

Invesco Mid Cap Core Equity Fund (Class A)(1)(3)

Ivy Science and Technology Fund (Class Y)(1)(2)

JPMorgan Equity Income Fund (Select Class Shares)(1)(2)

Loomis Sayles Value Fund (Class Y)(1)(2)

MetWest Total Return Bond Fund (Class M)(1)

MFS® International Value Fund (Class R3)(1)(2)

MFS® New Discovery Fund (Class R3)(1)(2)

Munder Veracity Small-Cap Value Fund (Class Y Shares)(1)(2)

New World Fund® (Class R-4)(1)(2)

Nuveen U.S. Infrastructure Income Fund (Class I)(1)(2)

Oppenheimer Developing Markets Fund (Class Y)(1)(4)

Oppenheimer International Growth Fund (Class Y)(1)(2)

Oppenheimer International Small Company Fund (Class Y)(1)(2)

Oppenheimer Main Street Small Cap Fund®/VA(2)

Parnassus Core Equity Fund (Investor Shares)(1)

PIMCO CommodityRealReturn Strategy Fund® (Administrative Class)(1)(2)

Prudential Jennison Utility Fund (Class Z)(1)(2)

SMALLCAP World Fund® (Class R-4)(1)(2)

Templeton Global Bond Fund (Class A)(1)

The Growth Fund of AmericaSM (Class R-4)(1)

Third Avenue Real Estate Value Fund (Institutional Class)(1)(2)

USAA Precious Metals and Minerals Fund (Adviser Shares)(1)

Voya Global Perspectives Portfolio (Class I)(2)(3)

Voya Global Resources Portfolio (Class S)

Voya Growth and Income Portfolio (Class I)

Voya Index Solution 2015 Portfolio (Class I)(3)

Voya Index Solution 2025 Portfolio (Class I)(3)

Voya Index Solution 2035 Portfolio (Class I)(3)

Voya Index Solution 2045 Portfolio (Class I)(3)

Voya Index Solution 2055 Portfolio (Class I)(3)

Voya Index Solution Income Portfolio (Class I)(3)

Voya Intermediate Bond Portfolio (Class I)

Voya International Index Portfolio (Class I)

Voya Large Cap Growth Portfolio (Class S)

Voya Large Cap Value Portfolio (Class S)

Voya MidCap Opportunities Portfolio (Class I)

Voya Money Market Portfolio (Class I)

Voya RussellTM Large Cap Index Portfolio (Class I)

Voya RussellTM Mid Cap Index Portfolio (Class I)

Voya RussellTM Small Cap Index Portfolio (Class I)

Voya Small Company Portfolio (Class I)

Voya SmallCap Opportunities Portfolio (Class I)

Voya U.S. Bond Index Portfolio (Class I)

Voya U.S. Stock Index Portfolio (Class I)

VY American Century Small-Mid Cap Value Portfolio (Class I)

VY Baron Growth Portfolio (Class S)(2)

VY Clarion Real Estate Portfolio (Class S)

VY Invesco Equity and Income Portfolio (Class I)

VY Invesco Growth and Income Portfolio (Class S)

VY JPMorgan Emerging Markets Equity Portfolio (Class S)

VY JPMorgan Small Cap Core Equity Portfolio (Class S)

VY Oppenheimer Global Portfolio (Class I)

VY PIMCO Bond Portfolio (Class I)

VY Pioneer High Yield Portfolio (Class I)

VY T. Rowe Price Capital Appreciation Portfolio (Class S)

VY T. Rowe Price Equity Income Portfolio (Class S)

VY T. Rowe Price Growth Equity Portfolio (Class I)(2)

VY Templeton Foreign Equity Portfolio (Class I)

VY Templeton Global Growth Portfolio (Class I)(2)

Wanger International(2)

Wanger Select

Wanger USA

*In connection with the rebranding of ING U.S. as Voya FinancialTM, effective May 1, 2014, the ING Funds were renamed by generally replacing ING in each fund name with either Voya or VY. See “APPENDIX V – FUND DESCRIPTIONS” for a complete listing of all other fund name changes since your last supplement.

(1)

This fund is available to the general public in addition to being available through variable annuity contracts. See “TAX CONSIDERATIONS – Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public funds under a 403(b) or Roth 403(b) annuity contract.

(2)	These funds will be available for investment through the contracts beginning May 12, 2014.
(3)	These funds are structured as fund of funds that invest directly in shares of underlying funds. See “Fees - Fund of Funds” for additional information.
(4)	Oppenheimer Developing Markets Fund is only available to plans offering the fund prior to April 12, 2013.

PRO.167680-14	2

TABLE OF CONTENTS

Contract Overview	4
Who’s Who
The Contract and Your Retirement Plan
Questions: Contacting the Company (sidebar)
Sending Forms And Written Requests In Good Order (sidebar)
Contract Facts
Contract Phases: Accumulation Phase, Income Phase

Fee Table	6
Condensed Financial Information	8
The Company	8
Contract Purchase and Participation	9
Contract Ownership and Rights	11
Right to Cancel	11
Investment Options	12
Fees	15
Your Account Value	22
Transfers	23
Withdrawals	27
Systematic Distribution Options	28
Loans	29
Death Benefit	30
Income Phase	32
Tax Considerations	35
Contract Distribution	43
Other Topics	46

Anti-Money Laundering – Performance Reporting – Contract Modification – Legal Proceedings – Payment Delay or Suspension – Transfer of Ownership; Assignment – Account Termination – Intent to Confirm Quarterly

PRO.167680-14	3

CONTRACT OVERVIEW

The following is intended as an overview. Please read each section of this prospectus for additional information.

Questions: Contacting the Company. Contact your local representative or write or call the Company:

Customer Service

P.O. Box 990063

Hartford, CT 06199-0063

1-800-262-3862

Sending Forms and Written Requests in Good Order.

If you are writing to change your beneficiary, request a withdrawal, or for any other purpose, contact your local representative or the Company to learn what information is required in order for the request to be in “good order.” By contacting us, we can provide you with the appropriate administrative form for your requested transaction.

Generally, a request is considered to be in “good order” when it is signed, dated and made with such clarity and completeness that we are not required to exercise any discretion in carrying it out.

We can only act upon written requests that are received in good order.

Who’s Who

You (the “participant”): The individual who participates in the contract through a retirement plan.

Plan Sponsor: The sponsor of your retirement plan. Generally, your employer.

Contract Holder: The person to whom we issue the contract. Generally, the plan sponsor or a trust. We may also refer to the contract holder as the contract owner.

We (the “Company”): ING Life Insurance and Annuity Company. We issue the contract.

For greater detail, review “Contract Ownership and Rights” and “Contract Purchase and Participation.”

The Contract and Your Retirement Plan

Retirement Plan (“plan”): A plan sponsor has established a plan for you. This contract is offered as a funding option for that plan. We are not a party to the plan.

Plan Type: We refer to the plan by the Tax Code section under which it qualifies. For example: a “403(b) plan” is a plan that qualifies for tax treatment under Tax Code section 403(b). To learn which Tax Code section applies to your plan, contact your plan sponsor, your local representative or the Company.

Use of an Annuity Contract in Your Plan: Under the federal tax laws, earnings on amounts held in annuity contracts are generally not taxed until they are withdrawn. However, in the case of a qualified retirement account (such as a 401(a), 401(k), Roth 401(k), 403(b), Roth 403(b), 457(b) or Roth 457(b) plan), an annuity contract is not necessary to obtain this favorable tax treatment and does not provide any tax benefits beyond the deferral already available to the tax qualified account itself. Annuities do provide other features and benefits (such as a guaranteed death benefit under some contracts or the option of lifetime income phase options at established rates) that may be valuable to you. You should discuss your alternatives with your financial representative taking into account the additional fees and expenses you may incur in an annuity. See “Contract Purchase and Participation.”

Contract Rights: Rights under the contract and who may exercise those rights may vary by plan type. Also, while the contract may reserve certain rights for the contract holder, the contract holder may permit you to exercise those rights through the plan.

PRO.167680-14	4

Contract Facts

Free Look/Right to Cancel: Contract holders may cancel the contract no later than 10 days after they receive the contract (or a longer period if required by state law). Participants in 403(b) plans and Roth 403(b) plans, as well as in certain 401(a), 401(k), or Roth 401(k) plans may cancel their participation in the contract no later than 10 days after they receive evidence of participation in the contract. See “Right to Cancel.”

Death Benefit: A beneficiary may receive a benefit in the event of your death during both the accumulation and income phases. The availability of a death benefit during the income phase depends upon the income phase payment option selected. See “Death Benefit”  and “Income Phase.”

Withdrawals: During the accumulation phase, you may, under some plans, withdraw all or part of your account value. Amounts withdrawn may be subject to an early withdrawal charge, other deductions, tax withholding and taxation. See “Withdrawals”  and “Tax considerations.”

Systematic Distribution Options: These allow you to receive regular payments from your account, while retaining the account in the accumulation phase. See “Systematic Distribution Options.”

Fees: Certain fees are deducted from your account value. See “Fee Table”  and “Fees.”

Taxation: Taxes will generally be due when you receive a distribution. Tax penalties may apply in some circumstances. See “Tax Considerations.”

Contract Phases

Accumulation Phase (accumulating retirement benefits)

STEP 1: You or the contract holder provide ING Life Insurance and Annuity Company with your completed enrollment materials.

According to the plan, we set up one or more accounts for you. We may set up account(s) for employer contributions and/or for contributions from your salary. Alternatively, we may issue the contract to an employer or a plan on an unallocated basis. In that case, we establish a single account under the contract for the contract holder, and the recordkeeper designated by the plan establishes and maintains an individual account or accounts for each participant.

STEP 2: The contract holder, or you if permitted by your plan, directs us to invest your account dollars in any of the following:

• Fixed Interest Options; or

• Variable Investment Options. (The variable investment options are the subaccounts of Variable Annuity Account C. Each one invests in a specific mutual fund.)

Payments to Your Account
Step 1 ||
ING Life Insurance and Annuity Company
||	Step 2	||
Fixed Interest Option	Variable Annuity Account C Variable Investment Options
The Subaccounts
	A	B	Etc.
	||	Step 3	||
	Mutual Fund A	Mutual Fund B	Etc.

STEP 3: The subaccount(s) selected purchases shares of its corresponding fund.

Income Phase (receiving income phase payments from your contract)

The contract offers several payment options. See “Income Phase.”  In general, you may:

• Receive income phase payments over a lifetime or for a specified period;

• Select an option that provides a death benefit to beneficiaries; or

• Select fixed income phase payments or payments that vary based on the performance of the variable investment options you select.

PRO.167680-14	5

FEE TABLE

The following tables describe the fees and expenses that you will pay during the accumulation phase when buying, owning, and withdrawing account value from your contract. See “Income Phase” for fees that may apply after you begin receiving payments under the contract.

Maximum Transaction Expenses

The first table describes the fees and expenses that you may pay at the time that you buy the contract, withdraw account value from the contract, take a loan from the contract or transfer cash value between investment options. State premium taxes currently ranging from 0% to 4% of purchase payments may also be deducted.*

Maximum Early Withdrawal Charge[1]

(as a percentage of amount withdrawn, if applicable)

Applicable to Texas K-12 contracts..................................................... 7%

Applicable to all other contracts............................................................ 5%

Loan Interest Rate Spread (per annum)[2]................................................. 3.0%

Loan Initiation Fee[3]................................................................................ $100.00

Maximum Periodic Fees and Charges

The next table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including fund fees and expenses.

In this section:

• Maximum Transaction Expenses;

• Maximum Periodic Fees and Charges;

• Fund Fees and Expenses; and

• Examples.

See “Fees” for:

• Early Withdrawal Charge Schedules;

• How, When and Why Fees are Deducted;

• Reduction, Waiver and/or Elimination of Certain Fees;

• Redemption Fees; and

• Premium and Other Taxes.

Texas K-12 contracts are voluntary 403(b) annuity contracts for employees of
K-12 public schools. These contracts meet the requirements established by the Teachers Retirement System of Texas in support of Senate Bill 273.

Maximum Annual Maintenance Fee[4]

Separate Account Annual Expenses[4]

(as a percentage of average account value)

Maximum Mortality and Expense Risk Charge[5]

Maximum Administrative Expense Charge

Maximum Total Separate Account Expenses

Applicable to Texas K-12 contracts $0.00 1.25% 0.25%[6] 1.50%	Applicable to all other contracts $50.00 1.50% 0.25%[7] 1.75%

*State premium taxes may apply, but are not reflected in the fee tables or examples. See “Fees  - Premium and Other Taxes.”

_______________

[1] This is a deferred sales charge. The percentage will be determined by the applicable early withdrawal charge schedule in the “Fees” section. In certain cases, this charge may not apply to a portion or all of your withdrawal. The early withdrawal charge reduces over time. These fees may be waived, reduced or eliminated in certain circumstances. See “Fees.”

[2] This is the difference between the rate charged and the rate credited on loans under your contract. We reserve the right to apply a spread of up to 3.0% per annum. Currently, the loan interest spread for most contracts is 2.5% per annum. See “Loans – Charges Associated with Loans.”

[3] Certain contracts that have a zero loan interest rate spread may be subject to a loan initiation fee each time a loan is taken from your account value. See “Loans – Charges Associated with Loans.”

[4] These fees may be waived, reduced or eliminated in certain circumstances. See “Fees.”

5 A charge for the guaranteed death benefit, if any, is included in the mortality and expense risk charge. See “Death Benefit.”

6 We currently do not impose this charge under Texas K-12 contracts; however, we reserve the right to charge up to 0.25% annually.

7 We may not impose this charge. We reserve the right, however, to charge up to 0.25% annually. See “Fees – Administrative Expense Charge.”

PRO.167680-14	6

Fund Fees and Expenses

The next item shows the minimum and maximum total operating expenses charged by the funds that you may pay periodically during the time that you own the contract. The minimum and maximum expenses listed below are based on expenses for the funds’ most recent fiscal year ends without taking into account any fee waiver or expense reimbursement arrangements that may apply. More detail concerning each fund’s fees and expenses is contained in the prospectus for each fund.

Applicable to Texas K-12 Contracts	Applicable to All Other Contracts

	Minimum	Maximum	Minimum	Maximum
Total Annual Fund Operating Expenses (expenses that are deducted from fund assets, including management fees, distribution (12b-1) and/or service fees, and other expenses)	0.27%	1.49%	0.27%	1.82%**

See “FEES – Fund Fees and Expenses” for additional information about the fees and expenses of the funds, including information about the revenue we may receive from each of the funds or the funds’ affiliates.

Examples

The following examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. For each type of contract, these costs include transaction expenses (assuming no loans), maintenance fees (converted to a percentage of assets equal to 0.265%), separate account annual expenses, and fund fees and expenses applicable to that type of contract.

Maximum Fund Fees and Expenses Examples. The following examples assume that you invest $10,000 in the contract for the time periods indicated. The examples also assume that your investment has a 5% return each year and assume the maximum contract fees and expenses and the maximum  fees and expenses of any of the funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	(A) If you withdraw your entire account value at the end of the applicable time period:				(B) If you do not withdraw your entire account value or if you select an income phase payment option at the end of the applicable time period*:

	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Applicable to Texas K-12 contracts	$965	$1,508	$2,069	$3,308	$302	$924	$1,572	$3,308

Applicable to all other contracts	$892	$1,689	$2,398	$4,066	$386	$1,171	$1,974	$4,066

_______________

* This example will not apply if, during the income phase a nonlifetime payment option is elected with variable payments and a lump-sum payment is requested within a certain number of years as specified in the contract. In that case, the lump-sum payment is treated as a withdrawal during the accumulation phase and may be subject to an early withdrawal charge. (Refer to Example A.)

**Excludes 0.66% of non-recurring offering expenses. If these extraordinary expenses were included, the maximum total annual fund operating expenses would have been 2.48%.

PRO.167680-14	7

Minimum Fund Fees and Expenses Examples. The following examples assume that you invest $10,000 in the contract for the time periods indicated. The examples also assume that your investment has a 5% return each year and assume the maximum contract fees and expenses and the minimum  fees and expenses of any of the funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	(A) If you withdraw your entire account value at the end of the applicable time period:				(B) If you do not withdraw your entire account value or if you select an income phase payment option at the end of the applicable time period*:

	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Applicable to Texas K-12 contracts	$851	$1,162	$1,487	$2,084	$180	$557	$959	$2,084

Applicable to all other contracts	$745	$1,256	$1,680	$2,621	$232	$714	$1,223	$2,621

_______________

* This example will not apply if during the income phase a nonlifetime payment option is elected with variable payments and a lump-sum payment is requested within a certain number of years as specified in the contract. In that case, the lump-sum payment is treated as a withdrawal during the accumulation phase and may be subject to an early withdrawal charge. (Refer to Example A.)

CONDENSED FINANCIAL INFORMATION

Understanding Condensed Financial Information. In APPENDIX VI, we provide condensed financial information about the Variable Annuity Account C subaccounts available under the contracts. These tables show year-end unit values of each subaccount from the time purchase payments were first received in the subaccounts under the contract.

Financial Statements. The statements of assets and liabilities, the statements of operations, the statements of changes in net assets and the related notes to financial statements for Variable Annuity Account C and the consolidated financial statements and the related notes to consolidated financial statements for ING Life Insurance and Annuity Company are located in the Statement of Additional Information.

THE COMPANY

ING Life Insurance and Annuity Company (the “Company,” “we,” “us,” our”) issues the contracts described in this prospectus and is responsible for providing each contract’s insurance and annuity benefits. All guarantees and benefits provided under the contracts that are not related to the separate account are subject to the claims paying ability of the Company and our general account. We are a stock life insurance company organized under the insurance laws of the State of Connecticut in 1976. Through a merger, our operations include the business of Aetna Variable Annuity Life Insurance Company (formerly known as Participating Annuity Life Insurance Company, an Arkansas life insurance company organized in 1954). Prior to January 1, 2002, the Company was known as Aetna Life Insurance and Annuity Company.

We are an indirect, wholly owned subsidiary of Voya Financial, Inc. (“VoyaTM”), which until April 7, 2014, was known as ING U.S., Inc. In May 2013 the common stock of Voya began trading on the New York Stock Exchange under the symbol "VOYA" and Voya completed its initial public offering of common stock.

Voya is an affiliate of ING Groep N.V. (“ING”), a global financial institution active in the fields of insurance, banking and asset management. In 2009 ING announced the anticipated separation of its global banking and insurance businesses, including the divestiture of Voya, which together with its subsidiaries, including the Company, constitutes ING’s U.S.-based retirement, investment management and insurance operations. As of March

PRO.167680-14	8

25, 2014, ING’s ownership of Voya was approximately 43%. Under an agreement with the European Commission, ING is required to divest itself of 100% of Voya by the end of 2016.

We are engaged in the business of issuing life insurance and annuities. Our principal executive offices are located at:

One Orange Way

Windsor, Connecticut 06095-4774

Product Regulation. Our annuity, retirement and investment products are subject to a complex and extensive array of state and federal tax, securities, insurance and employee benefit plan laws and regulations, which are administered and enforced by a number of different governmental and self-regulatory authorities, including state insurance regulators, state securities administrators, state banking authorities, the SEC, the Financial Industry Regulatory Authority (“FINRA”), the Department of Labor (“DOL”), the IRS and the Office of the Comptroller of the Currency (“OCC”). For example, U.S. federal income tax law imposes requirements relating to insurance and annuity product design, administration and investments that are conditions for beneficial tax treatment of such products under the Tax Code. See “TAX CONSIDERATIONS” for further discussion of some of these requirements. Additionally, state and federal securities and insurance laws impose requirements relating to insurance and annuity product design, offering and distribution and administration. Failure to administer product features in accordance with contract provisions or applicable law, or to meet any of these complex tax, securities, or insurance requirements could subject us to administrative penalties imposed by a particular governmental or self-regulatory authority, unanticipated costs associated with remedying such failure or other claims, harm to our reputation, interruption of our operations or adversely impact profitability.

CONTRACT PURCHASE AND PARTICIPATION

Contracts Available for Purchase. The contracts available for purchase are group deferred annuity contracts that the Company offers in connection with plans established by eligible organizations under Tax Code sections 401(a), 401(k), 403(b) and 457, including Roth 401(k), Roth 403(b) and Roth 457(b) plans. Contracts may not be available in all states and may not be used with Roth 403(b) or governmental 457(b) plans in certain states.

When considering whether to purchase or participate in the contract, you should consult with your financial representative about your financial goals, investment time horizon and risk tolerance.

ERISA Notification. Some plans under Tax Code sections 401 and 403(b) are subject to Title I of the Employee Retirement Income Security Act of 1974 (“ERISA”), as amended. The contract holder must notify the Company whether Title I of ERISA applies to the plan.

Use of an Annuity Contract in Your Plan. Under the federal tax laws, earnings on amounts held in annuity contracts are generally not taxed until they are withdrawn. However, in the case of a qualified retirement account (such as a 401(a), 401(k), Roth 401(k), 403(b), Roth 403(b), 457(b) or Roth 457(b) plan), an annuity contract is not necessary to obtain this favorable tax treatment and does not provide any tax benefits beyond the deferral already available to the tax qualified account itself. Annuities do provide other features and benefits (such as the guaranteed death benefit under some contracts or the option of lifetime income phase options at established rates) that may be valuable to you. You should discuss your alternatives with your financial representative taking into account the additional fees and expenses you may incur in an annuity.

Purchasing the Contract

1. The contract holder submits the required forms and application to the Company.

2. We approve the forms and issue a contract to the contract holder.

Participating in the Contract

1. We provide you with enrollment materials for completion and return to us (occasionally enrollment is conducted by someone unaffiliated with us who is assisting the contract holder).

2. If your enrollment materials are complete and in good order, we establish one or more accounts for you. Under certain plans we establish an employee account for contributions from your salary and an employer account for employer contributions. We may also establish Roth 401(k), Roth 403(b) and Roth 457(b) accounts.

PRO.167680-14	9

Acceptance or Rejection. We must accept or reject an application or your enrollment materials within two business days of receipt. If the forms are incomplete, we may hold any forms and accompanying purchase payments for five business days, unless you consent to our holding them longer. Under limited circumstances, we may also agree, for a particular plan, to hold purchase payments for longer periods with the permission of the contract holder. If we agree to do this, we will deposit the purchase payments in the ING Money Market Portfolio subaccount until the forms are completed (or for a maximum of 105 days). If we reject the application or enrollment forms, we will return the forms and any purchase payments.

Methods of Purchase Payment. The contract may allow one or more of the following purchase payment methods:

• Lump-sum payments: A one-time payment to your account in the form of a transfer from a previous contract or plan; and/or

• Installment payments: More than one payment made over time to your account.

The plan and the contract may have certain rules or restrictions that apply to the use of these two methods. For example, we may require that installment payments meet certain minimums. We may place the different types of payments in distinct accounts.

Contributions to Roth 401(k), Roth 403(b) or Roth 457(b) accounts must be made by after-tax salary reduction, exchange, or rollover payments (to the extent allowed by the contract) paid to us on your behalf, as permitted by the Tax Code and the plan. Roth 401(k), Roth 403(b) and Roth 457(b) contributions will be placed in distinct accounts.

Allocation of Purchase Payments. The contract holder or you, if the contract holder permits, directs us to allocate initial purchase payments to the investment options available under the plan. Generally, you will specify this information on your enrollment materials. After your enrollment, changes to allocations for future purchase payments or transfer of existing balances among investment options may be requested in writing and, where available, by telephone or electronically at www.ingretirementplans.com. Allocations must be in whole percentages, and there may be limitations on the number of investment options that can be selected. See “Investment Options”  and  “Transfers.”

Transfer Credits. The Company provides a transfer credit in some cases on transferred assets, as defined by the Company, subject to certain conditions and state approvals. This benefit is provided on a nondiscriminatory basis. If a transfer credit is due under the contract, you will be provided with additional information specific to the contract.

Election of a transfer credit may impact the mortality and expense risk charge and the credited interest rate under certain fixed interest options. See “Fees”  and  “Appendix II - Fixed Plus Account II.”

Tax Code Restrictions. The Tax Code places some limitations on contributions to your account. See “Tax Considerations.”

Factors to Consider in the Purchase Decision. The decision to purchase or participate in the contracts should be discussed with your financial representative. Make sure that you understand the investment options it provides, its other features, the risks and potential benefits you will face, and the fees and expenses you will incur when, together with your financial representative, you consider an investment in the contract. You should pay attention to the following issues, among others:

• Long-Term Investment - This contract is a long-term investment, and is typically most useful as part of a personal retirement plan. Early withdrawals may be restricted by the Tax Code or your plan or may expose you to early withdrawal charges or tax penalties. The value of deferred taxation on earnings grows with the amount of time funds are left in the contract. You should not participate in this contract if you are looking for a short-term investment or expect to need to make withdrawals before you are 59½;

• Investment Risk - The value of investment options available under this contract may fluctuate with the markets and interest rates. You should not participate in this contract in order to invest in these options if you cannot risk getting back less money than you put in;

• Features and Fees - The fees for this contract reflect costs associated with the features and benefits it provides. As you consider this contract, you should determine the value that these various benefits and features have for you, given your particular circumstances, and consider the charges for those features; and

• Exchanges  - Replacing an existing insurance contract with this contract may not be beneficial to you. If this contract will be a replacement for another annuity contract or mutual fund option under the plan, you should compare the two options carefully, compare the costs associated with each, and identify additional benefits available under this contract. You should consider whether these additional benefits justify incurring a new schedule of early withdrawal charges or any increased charges that might apply under this contract. Also, be sure to talk to a qualified financial professional or tax adviser to make sure that the exchange will be handled so that it is tax-free.

Other Products. We and our affiliates offer various other products with different features and terms than the contracts described in this prospectus, which may offer some or all of the same funds. These products have different benefits, fees and charges, and may offer different share classes of the funds offered in this contract that are less expensive. These other products may or may not better match your needs. You should be aware that there are other options available, and, if you are interested in learning more about these other products, contact your registered representative. These other options may not be available under your plan.

PRO.167680-14	10

CONTRACT OWNERSHIP AND RIGHTS

Who Owns the Contract? The contract holder. This is the person or entity to whom we issue the contract.

Who Owns Money Accumulated Under the Contract? It depends on the type of plan, as follows:

• Under 401(a), 401(k), Roth 401(k), 403(b), or Roth 403(b) Plans. Under the contract, we may establish one or more accounts for you. Generally, we establish an employee account to receive salary reduction and rollover amounts and an employer account to receive employer contributions. You have the right to the value of your employee account and any employer account to the extent you are vested as interpreted by the contract holder;

• Under Governmental 457(b) or Roth 457(b) Plans. The Tax Code requires that 457(b) plan assets of governmental employers be held in trust for the exclusive benefit of you and your beneficiaries. An annuity contract satisfies the trust requirement of the Tax Code; and

• Under Tax-Exempt Non-Governmental 457(b) Plans. In order to avoid being subject to ERISA, 457(b) plan assets of tax-exempt employers (including certain nonqualified, church-controlled organizations) remain the property of the employer, and are subject to the claims of the employer’s general creditors.

Who Holds Rights Under the Contract? The terms of the annuity contract will determine who holds rights under the contracts:

• Under some contracts, the contract holder holds all rights under the contract, but may permit you to exercise some of those rights. For example, the contract holder may allow you to choose investment options.

• Under other contracts, including most group contracts issued through a voluntary 403(b) or Roth 403(b) plan, you generally hold all rights under the contract and may make elections for your accounts. However, pursuant to Treasury Department regulations that were generally effective on January 1, 2009, the exercise of certain of these rights may require the consent and approval of the plan sponsor or its delegate. See  “Tax Considerations – Distributions - Eligibility - 403(b) and Roth 403(b) Plans.”

For additional information about the respective rights of the contract holder and participants, see “Appendix  IV.”

RIGHT TO CANCEL

When and How to Cancel. If the contract holder chooses to cancel a contract, we must receive the contract and a written notice of cancellation within 10 days (or a longer period if required by state law) after the contract holder’s receipt of the contract.

If you wish to cancel participation in the contract and are allowed to do so under the contract and the plan, you must send the document evidencing your participation and a written notice of cancellation to the Company within 10 days after you receive confirmation of your participation in the contract.

Refunds. We will produce a refund no later than seven calendar days after we receive the required documents and written notice in good order at the address listed in “Contract Overview - Questions: Contacting the Company.”  The refund will equal amounts contributed to the contract or account(s), as applicable, plus any earnings or less any losses attributable to the investment options in which amounts were invested. Any mortality and expense risk charges and administrative expense charges (if any) deducted during the period you held the contract will not be returned. We will not deduct an early withdrawal charge, nor apply a market value adjustment to any amounts you contributed to the GAA. In certain states, we are required to refund contributions. When a refund of contributions is not required, the investor bears any investment risk.

PRO.167680-14	11

INVESTMENT OPTIONS

The contract offers variable investment options and fixed interest options. When we establish your account(s) (and your accounts may be established at different times), the contract holder, or you if permitted by the plan, instructs us to direct account dollars to any of the available options. We may add, withdraw or substitute investment options subject to the conditions in the contract and in compliance with regulatory requirements.

Variable Investment Options

These options are subaccounts of Variable Annuity Account C. Each subaccount invests directly in shares of a corresponding mutual fund and earnings on amounts invested in a subaccount will vary depending upon the performance and fees of its underlying fund. You do not invest directly in or hold shares of the funds.

Variable Annuity Account C

We established Variable Annuity Account C (the “separate account”) under Connecticut Law in 1976 as a continuation of the separate account established in 1974 under Arkansas law by Aetna Variable Annuity Life Insurance Company. The separate account was established as a segregated asset account to fund variable annuity contracts. The separate account is registered as a unit investment trust under the Investment Company Act of 1940 (the “1940 Act”). It also meets the definition of “separate account” under the federal securities laws.

Although we hold title to the assets of the separate account, such assets are not chargeable with the liabilities of any other business that we conduct. Income, gains or losses of the separate account are credited to or charged against the assets of the separate account without regard to other income, gains or losses of the Company. All obligations arising under the contracts are obligations of the Company. All guarantees and benefits provided under the contracts that are not related to the separate account are subject to the claims paying ability of the Company and our general account.

Funds Available Through the Separate Account

The separate account is divided into “subaccounts.” Each subaccount invests directly in shares of a corresponding fund. The funds available through the subaccounts of the separate account are listed in the front of this prospectus. We provide brief descriptions of the funds in APPENDIX V. Please refer to the fund prospectuses for additional information. Fund prospectuses may be obtained, free of charge, from the address and telephone number listed in “Contract Overview - Questions: Contacting the Company,” by accessing the SEC’s website or by contacting the SEC Public Reference Branch.

Risks of Investing in the Funds

Insurance-Dedicated Funds (Mixed and Shared Funding). Some of the funds described in this prospectus are available only to insurance companies for their variable contracts (or directly to certain retirement plans, as allowed by the Tax Code). Such funds are often referred to as “insurance-dedicated funds,” and are used for “mixed” and “shared” funding.

“Mixed funding” occurs when shares of a fund, which the subaccount buys for variable annuity contracts, are bought for variable life insurance contracts issued by us or other insurance companies.

“Shared funding” occurs when shares of a fund, which the subaccount buys for variable annuity contracts, are also bought by other insurance companies for their variable annuity contracts. In other words:

• Mixed funding - bought for annuities and life insurance; and

• Shared funding - bought by more than one company.

PRO.167680-14	12

Public Funds. The following funds, which are available through the contract, are also available to the general public outside of the contract:
• Alger Green Fund	• Invesco High Yield Fund
• American Beacon Small Cap Value Fund	• Invesco Mid Cap Core Equity Fund
• American Century® Inflation-Adjusted Bond Fund	• Ivy Science and Technology Fund
• American Mutual Fund®	• JPMorgan Equity Income Fund
• Ariel Fund	• Loomis Sayles Value Fund
• Artisan International Fund	• MetWest Total Return Bond Fund
• ASTON/Fairpointe Mid Cap Fund	• MFS® International Value Fund
• BlackRock Mid Cap Value Opportunities Fund	• MFS® New Discovery Fund
• ClearBridge Aggressive Growth Fund	• Munder Veracity Small-Cap Value Fund
• Columbia Mid Cap Value Fund	• New World Fund
• Davis Financial Fund	• Nuveen U.S. Infrastructure Income Fund
• Delaware Small Cap Value Fund	• Oppenheimer Developing Markets Fund
• DWS Small Cap Growth Fund	• Oppenheimer International Growth Fund
• EuroPacific Growth Fund®	• Oppenheimer International Small Company Fund
• Fidelity® Advisor New Insights Fund	• Parnassus Core Equity Fund
• Franklin Biotechnology Discovery Fund	• PIMCO CommodityRealReturn Strategy Fund®
• Franklin Natural Resources Fund	• Prudential Jennison Utility Fund
• Fundamental InvestorsSM	• SMALLCAP World Fund®
• Goldman Sachs Growth Opportunities Fund	• Templeton Global Bond Fund
• Invesco American Value Fund	• The Growth Fund of America®
• Invesco Energy Fund	• Third Avenue Real Estate Value Fund
• Invesco Floating Rate Fund	• USAA Precious Metals and Minerals Fund

See “Tax Considerations – Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public funds under a 403(b) or Roth 403(b) annuity contracts.

Possible Conflicts of Interest. With respect to the insurance-dedicated funds, it is possible that a conflict of interest may arise due to mixed and shared funding, a change in law affecting the operations of variable annuity separate accounts, differences in the voting instructions of the contract holder and others maintaining a voting interest in the funds, or some other reason. Such a conflict could adversely impact the value of a fund. For example, if a conflict of interest occurred and one of the subaccounts withdrew its investment in a fund, the fund may be forced to sell its securities at disadvantageous prices, causing its share value to decrease. Each insurance-dedicated fund’s board of directors or trustees will monitor events in order to identify any material irreconcilable conflicts that may arise and to determine what action, if any, should be taken to address such conflicts. In the event of a conflict, the Company will take any steps necessary to protect contract holders and annuitants maintaining a voting interest in the funds, including the withdrawal of the separate account from participation in the funds that are involved in the conflict.

For additional risks associated with each fund, please see the fund’s prospectus.

Voting Rights

Each of the subaccounts holds shares in a fund and each is entitled to vote at regular and special meetings of that fund. Under our current view of applicable law, we will vote the shares for each subaccount as instructed by persons having a voting interest in the subaccount. Generally, under contracts issued in connection with section 403(b) and 401 plans, you have a fully vested interest in the value of your employee account, and in your employer account to the extent of your vested percentage in the plan. Therefore, under such plans you generally have the right to instruct the contract holder how to direct us to vote shares attributable to your account. Under contracts issued in connection with section 457 plans, the contract holder retains all voting rights. We will vote shares for which instructions have not been received in the same proportion as those for which we received instructions. Each person who has a voting interest in the separate account will receive periodic reports relating to the funds in which he or she has an interest, as well as any proxy materials and a form on which to give voting instructions. Voting instructions will be solicited by a written communication at least 14 days before the meeting.

The number of votes, whole and fractional, any person is entitled to direct will be determined as of the record date set by any fund in which that person invests through the subaccounts. Additionally:

• During the accumulation phase, the number of votes is equal to the portion of your account value invested in the fund, divided by the net asset value of one share of that fund; and

PRO.167680-14	13

•      During the income phase, the number of votes is equal to the portion of reserves set aside for the contract’s share of the fund, divided by the net asset value of one share of that fund.

We may restrict or eliminate any voting rights of persons who have voting rights as to the separate account.

Right to Change the Separate Account

Subject to state and federal law and the rules and regulations thereunder, we may, from time to time, make any of the following changes to the separate account with respect to some or all classes of contracts:

•          Offer additional subaccounts that will invest in funds we find appropriate for contracts we issue;

•          Combine two or more subaccounts;

•          Close subaccounts. We will provide advance notice by a supplement to this prospectus if we close a subaccount. If a subaccount is closed or otherwise is unavailable for new investment, unless we receive alternative allocation instructions, all future amounts directed to the subaccount that was closed or is unavailable may be automatically allocated among the other available subaccounts according to the most recent allocation instructions we have on file. If the most recent allocation instructions we have on file do not include any available subaccounts, we must be provided with alternative allocation instructions. Alternative allocation instructions can be given by contacting us at the address and telephone number listed in “CONTRACT OVERVIEW - Questions: Contacting the Company.” See also “TRANSFERS”  for information about making subaccount allocation changes;

•          Substitute a new fund for a fund in which a subaccount currently invests.  In the case of a substitution, the new fund may have different fees and charges than the fund it replaced.  A substitution may become necessary if, in our judgment:

>      A fund no longer suits the purposes of your contract;

>      There is a change in laws or regulations;

>      There is a change in the fund’s investment objectives or restrictions;

>      The fund is no longer available for investment; or

>      Another reason we deem a substitution is appropriate.

•          Stop selling the contract;

•          Limit or eliminate any voting rights for the separate account; or

•          Make any changes required by the 1940 Act or its rules or regulations.

We will not make a change until the change is disclosed in an effective prospectus or prospectus supplement, authorized, if necessary, by an order from the SEC and approved, if necessary, by the appropriate state insurance department(s).

The changes described above do not include those changes that may, if allowed under your plan, be initiated by your plan sponsor.

Fixed Interest Options

For descriptions of the fixed interest options available through the contract, see “AppendiX I,” “APPENDIX II” and  “APPENDIX III” and the GAA prospectus. The GAA prospectus may be obtained free of charge at the address and telephone number listed in “Contract Overview - Questions: Contacting the Company,” by accessing the SEC’s website or by contacting the SEC Public Reference Branch.

Selecting Investment Options

When selecting investment options:

•      Choose options appropriate for you. Your local representative can help you evaluate which subaccounts or fixed interest options may be appropriate for your financial goals;

•      Understand the risks associated with the options you choose. Some subaccounts invest in funds that are considered riskier than others. Funds with additional risks are expected to have a value that rises and falls more rapidly and to a greater degree than other funds. For example, funds investing in foreign or international securities are subject to additional risks not associated with domestic investments, and their performance may vary accordingly. Also, funds using derivatives in their investment strategy may be subject to additional risks; and

•      Be informed. Read this prospectus, the fund prospectuses, fixed interest option appendices and the GAA prospectus.

PRO.167680-14	14

Furthermore, be aware that there may be:

•      Limits on Option Availability. Some subaccounts and fixed interest options may not be available through certain contracts and plans or in some states. Your plan sponsor may also have selected a subset of variable investment and/or fixed interest options to be available under your plan; and

•      Limits on Number of Options Selected. Generally, the contract holder, or you if permitted by the plan, may select no more than 25 investment options at initial enrollment. Thereafter, more options can be selected at any one time.

FEES

The following repeats and adds to information provided in “Fee Table”. Please review both this section and “Fee Table”  for information on fees.

Transaction Fees

Early Withdrawal Charge

Withdrawals of all or a portion of your account value may be subject to a charge. In the case of a partial withdrawal where you request a specific dollar amount, the amount withdrawn from your account will be the amount you specified plus adjustment for any applicable early withdrawal charge.

Purpose: This is a deferred sales charge. It reimburses us for some of the sales and administrative expenses associated with the contract. If our expenses are greater than the amount we collect for the early withdrawal charge, we may use any of our corporate assets, including potential profit that may arise from the mortality and expense risk charges, to make up the difference.

Amount: This charge is a percentage of the amount that you withdraw from the subaccounts, the Fixed Account and the GAA. We do not deduct an early withdrawal charge from amounts that you withdraw from the Fixed Plus Account II. The percentage is determined by the early withdrawal charge schedule that applies to your individual account. Some of these schedules are listed below.

Early Withdrawal Charge Schedules. You may determine which schedule applies to you by consulting your certificate or the contract (held by the contract holder).

Contracts Other Than Texas K-12. This is the maximum early withdrawal charge schedules that may apply to contracts other than Texas K-12 contracts. It grades down to zero over a 10-year period. Some contracts have schedules that grade down to zero over fewer than 10 years.

Each contract will specify whether a schedule is based on one of the following:

Types of Fees

You may incur the following types of fees under the contract:

• Transaction Fees;

> Early Withdrawal Charge;

> Loan Interest Rate Spread and Loan Initiation Fee;

> Redemption Fees;

• Periodic Fees and Charges:

> Annual Maintenance Fee;

> Mortality and Expense Risk Charge;

> Administrative Expense Charge;

• Fund Fees and Expenses;

• Charges for Advisory Services; and

• Premium and Other Taxes.

Terms to Understand in the Early Withdrawal Schedules

• Account Year - a 12-month period measured from the date we establish your account, or measured from any anniversary of that date.

• Contract Year - a 12-month period measured from the date we establish the contract, or measured from any anniversary of that date.

•      The number of years since the individual account was established; or

•      The number of years since the contract was established.

Unless the contract provides otherwise, the same schedule applies to installment purchase payments (ongoing contributions), single purchase payments (rollovers, exchanges or other one-time contributions), as well as Roth 401(k), Roth 403(b) and Roth 457(b) contributions.

PRO.167680-14	15

Account Years or Contract Years (depending upon the contract)	Early Withdrawal Charge
Fewer than 5 5 or more but fewer than 7 7 or more but fewer than 9 9 or more but fewer than 10 10 or more	5% 4% 3% 2% 0%

Texas K-12 Contracts. The following schedule applies to Texas K-12 contracts.

Account Years	Early Withdrawal Charge

Fewer than 1

1 or more but fewer than 2

2 or more but fewer than 3

3 or more but fewer than 4

4 or more but fewer than 5

5 or more but fewer than 6

6 or more but fewer than 7

7 or more but fewer than 8

8 or more but fewer than 9

9 or more but fewer than 10

10 or more

7.0% 6.5% 6.0% 5.5% 5.0% 4.5% 4.0% 3.5% 3.0% 2.0% 0.0%

Reduction for Certain New York Contracts. The State of New York requires a reduced early withdrawal charge schedule, as follows:

Completed Account Years	Early Withdrawal Charge
Fewer than 3 3 or more but fewer than 4 4 or more but fewer than 5 5 or more but fewer than 6 6 or more but fewer than 7 7 or more	5% 4% 3% 2% 1% 0%

Early Withdrawal Charge Waivers Under All Contracts. These apply to all contracts. Also read the following two subsections regarding additional waivers, reductions or elimination of the charge.

The charge is waived for portions of a withdrawal that are:

•      Used to purchase income phase payments;

•      Used to purchase a single premium immediate annuity or certain individual retirement annuities issued by the Company or one of its affiliates, provided that the right to cancel under the new contract is not exercised;*

•      Made under a systematic distribution option;

•      Made because the Company terminated the account under the circumstances described in “Other Topics – Account Termination;”

•      Paid where your account value is $5,000** or less (or, if applicable, as otherwise allowed by your plan for lump-sum cash-outs without participant consent), and no amounts have been withdrawn, used to provide income phase payments, or taken as a loan within the prior 12 months;

•      Due to your death before income phase payments begin;

•      Made to a participant who is separated from service, when certified by the employer;

•      Due to financial hardship (for 401(a), 401(k), Roth 401(k), 403(b), and Roth 403(b) plans) or unforeseeable emergency (for 457(b) and Roth 457(b) plans) as defined in the Tax Code;

•      Due to the transfer or exchange of your account value to another contract issued by the Company for your plan, subject to various conditions agreed to by the Company; provided that the right to cancel under the new contract is not exercised;

•      For a transfer or exchange to a Company Tax Code section 403(b)(7) custodial account, subject to the restrictions set forth in Tax Code section 403(b)(7)(A)(ii), and subject to various conditions agreed to by the Company.

_______________

*    If you cancel the new contract, we will reinstate the account under the old contract and the amount returned to the account from the new contract may then be withdrawn, subject to any early withdrawal charge that would have applied at the time the new contract was established.

**   $5,000 limit may be lower in some states.

PRO.167680-14	16

Early Withdrawal Charge Waivers Under Certain Contracts. To find out which waivers apply to the contract issued in connection with your plan, consult the certificate or the contract (held by the contract holder). This charge may be waived for portions of a withdrawal that are:

•      Withdrawn from contracts used with plans under section 401(a), 401(k), Roth 401(k), 403(b), or Roth 403(b) of the Tax Code, if the withdrawal is less than or equal to 10% of your account value and is the first partial withdrawal in a calendar year;*

•      Made for the purposes of taking a loan in accordance with the terms of the plan, subject to conditions agreed to by the contract holder and the Company in writing;

•      To purchase permissive past service credit under a governmental defined benefit plan;

•      Due to your disability as defined by the Tax Code, if the withdrawal is paid directly to you and certified by your employer, and the amount paid for all withdrawals due to disability during the previous 12 months does not exceed 20% of the average value of all individual accounts under the contract during that period;

•      In-service distributions permitted by certain 401(a) and 457(b) and Roth 457(b) governmental plans, when certified by the employer.

_______________

*  To qualify for this waiver you must be between the ages of 59½ and 70½ and cannot have elected the systematic withdrawal option; any outstanding loans are not included in the account value when calculating the 10% amount; and this waiver does not apply to full withdrawals or to a withdrawal due to a loan default.

Reduction, Waiver or Elimination. In addition to the specific waivers described above, we may reduce, waive or eliminate the early withdrawal charge for a particular plan. Any such reduction will reflect the differences we expect in distribution costs or services meant to be defrayed by this charge. Factors we consider for a reduction include, but are not limited to, the following:

•      The number of participants under the plan;

•      The type and nature of the group to which a contract is issued;

•      The expected level of assets and/or cash flow under the plan;

•      Our agent’s involvement in sales activities;

•      Our sales-related expenses;

•      Distribution provisions under the plan;

•      The plan’s purchase of one or more other variable annuity contracts from us and the features of those contracts;

•      The level of employer involvement in determining eligibility for distributions under the contract;

•      Our assessment of financial risk to the Company relating to withdrawals; and

•      Whether the contract results from the exchange of another contract issued by the Company to the same plan sponsor.

We will not reduce the early withdrawal charge in a manner that is unfairly discriminatory against any person.

We may also apply different early withdrawal charge provisions in contracts issued to certain employer groups or associations that have negotiated the contract terms on behalf of their employees, and this may include having an early withdrawal charge for some individual accounts and reducing or eliminating the early withdrawal charge for certain other individual accounts. We will offer any resulting early withdrawal charge uniformly to all employees in the group.

Loan Interest Rate Spread and Loan Initiation Fee

For a discussion of the loan interest rate spread and the loan initiation fee, the fees and costs that may be associated with loans, please see “LOANS – Charges Associated with Loans.”

Redemption Fees

Certain funds may deduct redemption fees as a result of withdrawals, transfers, or other fund transactions you initiate. If applicable, we may deduct the amount of any redemption fees imposed by the underlying mutual funds as a result of withdrawals, transfers or other fund transactions you initiate. Redemption fees, if any, are separate and distinct from any transaction charges or other charges deducted from your account value. For a more complete description of the funds’ fees and expenses, review each fund’s prospectus.

PRO.167680-14	17

Periodic Fees and Charges

Annual Maintenance Fee

Maximum Amount. $50.00

When/How. For those plans that have a maintenance fee, each year during the accumulation phase we deduct this fee on your account anniversary. Under some contracts we may also deduct this fee annually on the anniversary of the issue date of the contract, rather than on your account anniversary. It is deducted annually on a pro rata basis from your account value invested in the subaccounts and the fixed interest options. Under some plans we deduct the maintenance fee from both employer and employee accounts, in which case we may deduct one-half the fee from each account, pro rata from your account value invested in the subaccounts and fixed interest options. We may also deduct all or a portion of the maintenance fee from a Roth 401(k), Roth 403(b) or Roth 457(b) account. Under some plans, your employer elects whether the fee is deducted from the employee account, employer account, or a portion from each. The Company may send a bill to your employer at or prior to such deduction.

Purpose. This fee helps defray the administrative expenses we incur in establishing and maintaining your account.  It may also be used to defray plan administration costs that the Company has agreed to pay, if applicable.

Increase, Reduction or Elimination.  The maintenance fee may vary (be increased, reduced or eliminated), as described in the contract.  When a plan meets certain criteria, we may reduce, waive or eliminate the maintenance fee. Factors we consider reflect differences in our level of administrative costs and services, such as:

•      The size, type and nature of the group to which a contract is issued;

•      Amount of contributions to the contract;

•      The expected level of assets under the plan (under some contracts, we may aggregate accounts under different contracts issued by the Company to the same contract holder);

•      The anticipated level of administrative expenses, such as billing for payments, producing periodic reports, providing for the direct payment of account charges rather than having them deducted from account values, and any other factors pertaining to the level and expense of administrative services we will provide; and

•      The number of eligible participants and the program’s participation rate.

Due to factors on which the maintenance fee is based, it is possible that it may increase, decrease, or be eliminated from year to year as the characteristics of the group change.

We will not unfairly discriminate against any group if we increase, reduce or eliminate the maintenance fee. We will make any increase, reduction, or elimination according to our own rules in effect at the time we approve the application for a contract. We reserve the right to change these rules from time to time. Any increase will not result in an annual maintenance fee in excess of the maximum amount shown above and in “FEE TABLE.”

Mortality and Expense Risk Charge

Maximum Amount. 1.25% annually of your account value invested in the subaccounts during the accumulation phase for Texas K-12 contracts and 1.50% annually for all other contracts. 1.25% annually of your account value invested in the subaccounts during the income phase. See “Income Phase - Charges Deducted.” We may charge a different fee for different funds (but not beyond the maximum amount). See your certificate or the contract (held by the contract holder).

When/How. This fee is deducted daily from the subaccounts. We do not deduct this fee from any fixed interest option.

Purpose. This fee compensates us for the mortality and expense risks we assume under the contracts, namely:

•      Mortality risks are those risks associated with our promise to make lifetime payments based on annuity rates specified in the contracts and our funding of the death benefits (including any guaranteed death benefits) and other payments we make to owners or beneficiaries of the accounts; and

•      Expense risk is the risk that the actual expenses we incur under the contracts will exceed the maximum costs that we can charge.

PRO.167680-14	18

If the amount we deduct for this fee is not enough to cover our mortality costs and expenses under the contracts, we will bear the loss. We may use any excess to recover distribution costs relating to the contract and as a source of profit. We expect to earn a profit from this fee.

Reduction. We may reduce the mortality and expense risk charge from the maximum amount when the plan meets certain criteria and we agree to the reduction with the contract holder in writing. Some contracts have a reduced mortality and expense risk charge only during the accumulation phase of the account which then increases during the income phase (but not beyond the maximum amount). Any reduction will reflect differences in expenses for administration based on such factors as:

•      The expected level of assets under the plan (under some contracts, we may aggregate accounts under different contracts issued by the Company to the same contract holder);

•      The size of the prospective group, projected annual number of eligible participants and the program’s participation rate;

•      The plan design (for example, the plan may favor stability of invested assets and limit the conditions for withdrawals, loans and available investment options, which in turn lowers administrative expenses);

•      The frequency, consistency and method of submitting payments and loan repayments;

•      The method and extent of onsite services we provide and the contract holder’s involvement in service such as enrollment and ongoing participant services;

•      The contract holder’s support and involvement in the communication, enrollment, participant education and other administrative services;

•      The projected frequency of distributions;

•      The type and level of other factors that affect the overall administrative expense including expenses related to the contract or the plan, or the Company’s reimbursement of any portion of the costs of the plan’s third party administrator, if applicable;

•      Whether or not a transfer credit was selected by the plan sponsor; and

•      Whether or not the contract includes a guaranteed death benefit.

We will determine any reduction of the mortality and expense risk charge on a basis that is not unfairly discriminatory according to our rules in effect at the time a contract application is approved. We reserve the right to change these rules from time to time. Under some contracts we will reassess and increase or decrease this fee annually. However, the charge that may apply to a given participant upon entry into the income phase will remain fixed while the participant remains in that phase.

Administrative Expense Charge

Maximum Amount. 0.25% annually of your account value invested in the subaccounts.

When/How.  We reserve the right to charge an administrative expense charge of up to 0.25% annually of your account value invested in the subaccounts. If charged, this fee is deducted daily from the subaccounts. We do not deduct this charge from any fixed interest option. This fee may be assessed during the accumulation phase and/or the income phase. If we are currently imposing this fee under the contract issued in connection with your plan when you enter the income phase, the fee will apply to you during the entire income phase.

Purpose. This charge helps defray the cost of providing administrative services under the contracts and in relation to the separate account and subaccounts.

Reduction. Under some contracts, if we charge the administrative expense charge, we may reduce it from the maximum when the plan meets certain criteria and we agree to the reduction with the contract holder, in writing. The level of the fee may be reassessed and increased or decreased annually.

PRO.167680-14	19

Fund Fees and Expenses

As shown in the fund prospectuses and described in “Fee Table – Fund Fees and Expenses,” each fund deducts management/investment advisory fees from the amounts allocated to the fund. In addition, each fund deducts other expenses, which may include service fees that may be used to compensate service providers, including the Company and its affiliates, for administrative and contract holder services provided on behalf of the fund. Furthermore, certain funds deduct a distribution or 12b-1 fee, which is used to finance any activity that is primarily intended to result in the sale of fund shares.  Fund fees and expenses are deducted from the value of the fund shares on a daily basis, which in turn affects the value of each subaccount that purchases fund shares.  Fund fees and expenses are one factor that impacts the value of a fund’s shares. To learn more about fund fees and expenses, the additional factors that can affect the value of a fund’s shares and other important information about the funds, refer to the fund prospectuses.

Less expensive share classes of the funds offered through this contract may be available for investment outside of this contract. You should evaluate the expenses associated with the funds available through this contract before making a decision to invest.

Revenue from the Funds

The Company may receive compensation from each of the funds or the funds’ affiliates. For certain funds, some of this compensation may be paid out of 12b-1 fees or service fees that are deducted from fund assets. Any such fees deducted from fund assets are disclosed in the fund prospectuses. The Company may also receive additional compensation from certain funds for administrative, recordkeeping or other services provided by the Company to the funds or the funds’ affiliates. These additional payments may also be used by the Company to finance distribution. These additional payments are made by the funds or the funds’ affiliates to the Company and do not increase, directly or indirectly, the fund fees and expenses.

The amount of revenue the Company may receive from each of the funds or from the funds’ affiliates may be substantial, although the amount and types of revenue vary with respect to each of the funds offered through the contract.  This revenue is one of several factors we consider when determining contract fees and charges and whether to offer a fund through our contracts.  Fund revenue is important to the Company’s profitability and it is generally more profitable for us to offer affiliated funds than to offer unaffiliated funds.

Assets allocated to affiliated funds, meaning funds managed by Directed Services LLC, Voya Investments, LLC or another Company affiliate, generate the largest dollar amount of revenue for the Company. Affiliated funds may also be subadvised by a Company affiliate or an unaffiliated third party. Assets allocated to unaffiliated funds, meaning funds managed by an unaffiliated third party, generate lesser, but still substantial dollar amounts of revenue for the Company. The Company expects to earn a profit from this revenue to the extent it exceeds the Company’s expenses, including the payment of sales compensation to our distributors.

Revenue Received from Affiliated Funds.  The revenue received by the Company from affiliated funds may be deducted from fund assets and may include:

•      A share of the management fee;

•      Service fees;

•      For certain share classes, compensation paid from 12b-1 fees; and

•      Other revenues that may be based either on an annual percentage of average net assets held in the fund by the Company or a percentage of the fund’s management fees.

In the case of affiliated funds subadvised by unaffiliated third parties, any sharing of the management fee between the Company and the affiliated investment adviser is based on the amount of such fee remaining after the subadvisory fee has been paid to the unaffiliated subadviser. Because subadvisory fees vary by subadviser, varying amounts of revenue are retained by the affiliated investment adviser and ultimately shared with the Company.  The sharing of the management fee between the Company and the affiliated investment adviser does not increase, directly or indirectly, fund fees and expenses. The Company may also receive additional compensation in the form of intercompany payments from an affiliated fund’s investment adviser or the investment adviser’s parent in order to allocate revenue and profits across the organization. The intercompany payments and other revenue received from affiliated funds provide the Company with a financial incentive to offer affiliated funds through the contract rather than unaffiliated funds.

PRO.167680-14	20

Additionally, in the case of affiliated funds subadvised by third parties, no direct payments are made to the Company or the affiliated investment adviser by the subadvisers. However, subadvisers may provide reimbursement for employees of the Company or its affiliates to attend business meetings or training conferences.

Revenue Received from Unaffiliated Funds.  Revenue received from each of the unaffiliated funds or their affiliates is based on an annual percentage of the average net assets held in that fund by the Company. Some unaffiliated funds or their affiliates pay us more than others and some of the amounts we receive may be significant.

The revenue received by the Company or its affiliates from unaffiliated funds may be deducted from fund assets and may include:

•      Service fees;

•      For certain share classes, compensation paid from 12b-1 fees; and

•      Additional payments for administrative, recordkeeping or other services that we provide to the funds or their affiliates, such as processing purchase and redemption requests, and mailing fund prospectuses, periodic reports and proxy materials. These additional payments do not increase directly or indirectly the fees and expenses shown in each fund’s prospectus. These additional payments may be used by us to finance distribution of the contract.

If the unaffiliated fund families currently offered through the contract (including funds with limited availability) that made payments to us were individually ranked according to the total amount they paid to the Company or its affiliates in 2013, in connection with the registered variable annuity contracts issued by the Company, that ranking would be as follows:

•	Fidelity Investments®	•	Loomis Sayles Funds
•	American Funds®	•	Ariel Mutual Funds
•	OppenheimerFunds, Inc.	•	Artisan Funds
•	Franklin® Templeton® Investments	•	Alger Funds
•	Columbia Funds	•	USAA Funds
•	PIMCO Funds	•	Parnassus Funds
•	Invesco Investments	•	Delaware Investments
•	American Century Investments®	•	Metropolitan West Funds
•	Calvert Funds	•	MFS Investment Management®
•	Aston Funds	•	J.P. Morgan Funds
•	BlackRock, Inc.

If the revenues received from the affiliated funds were taken into account when ranking the funds according to the total dollar amount they paid to the Company or its affiliates in 2013, the affiliated funds would be first on the list.

In addition to the types of revenue received from affiliated and unaffiliated funds described above, affiliated and unaffiliated funds and their investment advisers, subadvisers or affiliates may participate at their own expense in Company sales conferences or educational and training meetings. In relation to such participation, a fund’s investment adviser, subadviser or affiliate may help offset the cost of the meetings or sponsor events associated with the meetings.  In exchange for these expense offset or sponsorship arrangements, the investment adviser, subadviser or affiliate may receive certain benefits and access opportunities to Company representatives and wholesalers rather than monetary benefits.  These benefits and opportunities include, but are not limited to co-branded marketing materials, targeted marketing sales opportunities, training opportunities at meetings, training modules for personnel, and opportunities to host due diligence meetings for representatives and wholesalers.

Please note certain management personnel and other employees of the Company or its affiliates may receive a portion of their total employment compensation based on the amount of net assets allocated to affiliated funds.  See also “Contract  Distribution.”

Fund of Funds

Certain funds may be structured as “fund of funds.” These funds may have higher fees and expenses than a fund that invests directly in debt and equity securities because they also incur the fees and expenses of the underlying funds in which they invest.  These funds may be affiliated funds, and the underlying funds in which they invest may be affiliated as well. The fund prospectuses disclose the aggregate annual operating expenses of each fund and its corresponding underlying fund or funds. These funds are identified in the investment option list in the front of this prospectus.

PRO.167680-14	21

Charges for Advisory Services

We reserve the right to deduct from a participant’s account, upon authorization from the participant, any advisory and other fees due under an independent advisory services agreement between the participant and an investment adviser. Advisory fees will be deducted on a pro-rata basis from the subaccounts that invest in the funds used in the allocation model selected by the participant under the advisory services agreement, and any set-up fees may be deducted on a pro-rata basis from all of the funds in which the participant is invested.

Premium and Other Taxes

Maximum Amount. Some states and municipalities charge a premium tax on annuities. These taxes currently range from 0% to 4%, depending upon the jurisdiction.

When/How. We reserve the right to deduct a charge for premium taxes from your account value or from purchase payments to the account at any time, but not before there is a tax liability under state law. For example, we may deduct a charge for premium taxes at the time of a complete withdrawal or we may reflect the cost of premium taxes in our income phase payment rates when you commence income phase payments.

We will not deduct a charge for any municipal premium tax of 1% or less, but we reserve the right to reflect such an expense in our annuity purchase rates.

In addition, the Company reserves the right to assess a charge for any federal taxes due against the separate account. See “Tax Considerations.”

YOUR ACCOUNT VALUE

During the accumulation phase, your account value at any given time equals:

•      Account dollars directed to the fixed interest options, including interest earnings to date; less

•       Any deductions from the fixed interest options (e.g., withdrawals, fees); and plus

•      The current dollar value of amounts held in the subaccounts, which takes into account investment performance and fees deducted from the subaccounts.

Subaccount Accumulation Units. When a fund is selected as an investment option, your account dollars invest in “accumulation units” of the Variable Annuity Account C subaccount corresponding to that fund. The subaccount invests directly in the fund shares. The value of your interests in a subaccount is expressed as the number of accumulation units you hold multiplied by an “Accumulation Unit Value,” as described below, for each unit.

Accumulation Unit Value (“AUV”). The value of each accumulation unit in a subaccount is called the accumulation unit value or AUV. The AUV varies daily in relation to the underlying fund’s investment performance. The AUV also reflects deductions for fund fees and expenses, the mortality and expense risk charge, and the administrative expense charge (if any). We discuss these deductions in more detail in “Fee Table”  and “Fees.”

Valuation. We determine the AUV every business day after the close of the New York Stock Exchange (“NYSE”) (normally at 4:00 p.m. Eastern Time). At that time, we calculate the current AUV by multiplying the AUV last calculated by the “net investment factor” of the subaccount. The net investment factor measures the investment performance of the subaccount from one valuation to the next.

Current AUV = Prior AUV x Net Investment Factor

Net Investment Factor. The net investment factor for a subaccount between two consecutive valuations equals the sum of 1.0000 plus the net investment rate.

PRO.167680-14	22

Net Investment Rate. The net investment rate is computed according to a formula that is equivalent to the following:

•      The net assets of the fund held by the subaccount as of the current valuation; minus

•      The net assets of the fund held by the subaccount at the preceding valuation; plus or minus

•      Taxes or provisions for taxes, if any, due to subaccount operations (with any federal income tax liability offset by foreign tax credits to the extent allowed); divided by

•      The total value of the subaccount’s units at the preceding valuation; and minus

•      A daily deduction for the mortality and expense risk charge, the administrative expense charge, if any, and any other fees deducted daily from investments in the separate account. See “Fees.”

The net investment rate may be either positive or negative.

Hypothetical Illustration. As a hypothetical illustration, assume that an investor contributes $5,000 to his account and directs us to invest $3,000 in Fund A and $2,000 in Fund B. After receiving the contribution and following the next close of business of the NYSE (normally at 4:00 p.m. Eastern Time), the applicable AUVs are $10 for Subaccount A, and $25 for Subaccount B. The investor’s account is credited with 300 accumulation units of Subaccount A and 80 accumulation units of Subaccount B.

$5,000 contribution

Step 1: An investor contributes

$5,000.

Step 2:

• He directs us to invest $3,000 in Fund A. His dollars purchase 300 accumulation units of Subaccount A ($3,000 divided by the current $10 AUV); and

• He directs us to invest $2,000 in Fund B. His dollars purchase 80 accumulation units of Subaccount B ($2,000 divided by the current $25 AUV).

Step 3: The separate account then purchases shares of the applicable funds at the current market value (net asset value or NAV).

Step 1 ||
ING Life Insurance and Annuity Company
Step 2 ||
Variable Annuity Account C
Subaccount A 300 accumulation units	Subaccount B 80 accumulation units	Etc.
|| Step 3 ||
Fund A	Fund B

The fund’s subsequent investment performance, expenses and charges, and the daily charges deducted from the subaccount, will cause the AUV to move up or down on a daily basis.

Purchase Payments to Your Account. If all or a portion of initial purchase payments are directed to the subaccounts, they will purchase subaccount accumulation units at the AUV next computed after our acceptance of the applicable application or enrollment forms, as described in “Contract Purchase and Participation.”  Subsequent purchase payments or transfers directed to the subaccounts that we receive in good order by the close of business of the NYSE (normally at 4:00 p.m. Eastern Time) will purchase subaccount accumulation units at the AUV computed after the close of the NYSE (normally at 4:00 p.m. Eastern Time) on that day. The value of subaccounts may vary day to day.

TRANSFERS

Transfers Among Investment Options. During the accumulation phase and the income phase, the contract holder, or you if permitted by the plan, may transfer amounts among investment options. Transfers from fixed interest options are restricted as outlined in Appendices I, II and III. Transfers may be requested in writing, by telephone or, where available, electronically. Transfers must be made in accordance with the terms of the contract.

PRO.167680-14	23

Value of Transferred Dollars. The value of amounts transferred in or out of subaccounts will be based on the subaccount unit values next determined after we receive your request in good order at the address listed in “Contract Overview - Questions: Contacting the Company,” or if you are participating in the dollar cost averaging or account rebalancing programs, after your scheduled transfer or reallocation.

Telephone and Electronic Transfers: Security Measures. To prevent fraudulent use of telephone or electronic transactions (including, but not limited to, internet transactions), we have established security procedures. These include recording calls on our toll-free telephone lines and requiring use of a personal identification number (“PIN”) to execute transactions. You are responsible for keeping your PIN and account information confidential. If we fail to follow reasonable security procedures, we may be liable for losses due to unauthorized or fraudulent telephone or other electronic transactions. We are not liable for losses resulting from following telephone or electronic instructions we believe to be genuine. If a loss occurs when we rely on such instructions, you will bear the loss.

Limits on Frequent or Disruptive Transfers

The contract is not designed to serve as a vehicle for frequent transfers. Frequent transfer activity can disrupt management of a fund and raise its expenses through:

•      Increased trading and transaction costs;

•      Forced and unplanned portfolio turnover;

•      Lost opportunity costs; and

•      Large asset swings that decrease the fund’s ability to provide maximum investment return to all contract owners and participants.

This in turn can have an adverse effect on fund performance. Accordingly, individuals or organizations that use market-timing investment strategies or make frequent transfers should not purchase or participate in the contract.

Excessive Trading Policy.  We and the other members of the ING family of companies that provide multi-fund variable insurance and retirement products have adopted a common Excessive Trading Policy to respond to the demands of the various fund families that make their funds available through our products to restrict excessive fund trading activity and to ensure compliance with Rule 22c-2 of the 1940 Act.

We actively monitor fund transfer and reallocation activity within our variable insurance products to identify violations of our Excessive Trading Policy. Our Excessive Trading Policy is violated if fund transfer and reallocation activity:

•      Meets or exceeds our current definition of Excessive Trading, as defined below; or

•      Is determined, in our sole discretion, to be disruptive or not in the best interests of other owners of our variable insurance and retirement products, or participants in such products.

We currently define “Excessive Trading” as:

•      More than one purchase and sale of the same fund (including money market funds) within a 60 calendar day period (hereinafter, a purchase and sale of the same fund is referred to as a “round-trip”).  This means two or more round-trips involving the same fund within a 60 calendar day period would meet our definition of Excessive Trading; or

•       Six round-trips involving the same fund within a rolling 12-month period.

The following transactions are excluded when determining whether trading activity is excessive:

•      Purchases or sales of shares related to non-fund transfers (for example, new purchase payments, withdrawals and loans);

•      Transfers associated with scheduled dollar cost averaging, scheduled rebalancing, or scheduled asset allocation programs;

•      Purchases and sales of fund shares in the amount of $5,000 or less;

•      Purchases and sales of funds that affirmatively permit short-term trading in their fund shares, and movement between such funds and a money market fund; and

•      Transactions initiated by us, another member of the ING family of companies, or a fund.

PRO.167680-14	24

If we determine that an individual or entity has made a purchase of a fund within 60 days of a prior round-trip involving the same fund, we will send them a letter warning that another sale of that same fund within 60 days of the beginning of the prior round-trip will be deemed to be Excessive Trading and result in a six month suspension of their ability to initiate fund transfers or reallocations through the Internet, facsimile, Voice Response Unit (VRU), telephone calls to Customer Service or other electronic trading medium that we may make available from time to time (“Electronic Trading Privileges”).  Likewise, if we determine that an individual or entity has made five round-trips involving the same fund within a rolling 12-month period, we will send them a letter warning that another purchase and sale of that same fund within 12 months of the initial purchase in the first round-trip will be deemed to be Excessive Trading and result in a suspension of their Electronic Trading Privileges. According to the needs of the various business units, a copy of any warning letters may also be sent, as applicable, to the person(s) or entity authorized to initiate fund transfers or reallocations, the agent/registered representative, or the investment adviser for that individual or entity.  A copy of the warning letters and details of the individual’s or entity’s trading activity may also be sent to the fund whose shares were involved in the trading activity.

If we determine that an individual or entity has violated our Excessive Trading Policy, we will send them a letter stating that their Electronic Trading Privileges have been suspended for a period of six months. Consequently, all fund transfers or reallocations, not just those that involve the fund whose shares were involved in the activity that violated our Excessive Trading Policy, will then have to be initiated by providing written instructions to us via regular U.S. mail.  Suspension of Electronic Trading Privileges may also extend to products other than the product through which the Excessive Trading activity occurred.  During the six month suspension period, electronic “inquiry only” privileges will be permitted where and when possible.  A copy of the letter restricting future transfer and reallocation activity to regular U.S. mail and details of the individual’s or entity’s trading activity may also be sent, as applicable, to the person(s) or entity authorized to initiate fund transfers or reallocations, the agent/registered representative or investment adviser for that individual or entity, and the fund whose shares were involved in the activity that violated our Excessive Trading Policy.

Following the six month suspension period during which no additional violations of our Excessive Trading Policy are identified, Electronic Trading Privileges may again be restored.  We will continue to monitor the fund transfer and reallocation activity, and any future violations of our Excessive Trading Policy will result in an indefinite suspension of Electronic Trading Privileges.  A violation of our Excessive Trading Policy during the six month suspension period will also result in an indefinite suspension of Electronic Trading Privileges.

We reserve the right to suspend Electronic Trading Privileges with respect to any individual or entity, with or without prior notice, if we determine, in our sole discretion, that the individual’s or entity’s trading activity is disruptive or not in the best interests of other owners of our variable insurance and retirement products, or participants in such products, regardless of whether the individual’s or entity’s trading activity falls within the definition of Excessive Trading set forth above.

Our failure to send or an individual’s or entity’s failure to receive any warning letter or other notice contemplated under our Excessive Trading Policy will not prevent us from suspending that individual’s or entity’s Electronic Trading Privileges or taking any other action provided for in our Excessive Trading Policy.

The Company does not allow exceptions to our Excessive Trading Policy. We reserve the right to modify our Excessive Trading Policy, or the policy as it relates to a particular fund, at any time without prior notice, depending on, among other factors, the needs of the underlying fund(s), the best interests of contract owners, participants, and fund investors, and/or state or federal regulatory requirements. If we modify our policy, it will be applied uniformly to all contract owners and participants or, as applicable, to all contract owners and participants investing in the underlying fund.

Our Excessive Trading Policy may not be completely successful in preventing market-timing or excessive trading activity. If it is not completely successful, fund performance and management may be adversely affected, as noted above.

Limits Imposed by the Underlying Funds. Each underlying fund available through the variable insurance and retirement products offered by us and/or the other members of the ING family of companies, either by prospectus or stated policy, has adopted or may adopt its own excessive/frequent trading policy, and orders for the purchase of fund shares are subject to acceptance or rejection by the underlying fund. We reserve the right, without prior notice,

PRO.167680-14	25

to implement fund purchase restrictions and/or limitations on an individual or entity that the fund has identified as violating its excessive/frequent trading policy and to reject any allocation or transfer request to a subaccount if the corresponding fund will not accept the allocation or transfer for any reason.  All such restrictions and/or limitations (which may include, but are not limited to, suspension of Electronic Trading Privileges and/or blocking of future purchases of a fund or all funds within a fund family) will be done in accordance with the directions we receive from the fund.

Agreements to Share Information with Fund Companies. As required by Rule 22c-2 under the 1940 Act, we have entered into information sharing agreements with each of the fund companies whose funds are offered through the contract.  Contract owner and participant trading information is shared under these agreements as necessary for the fund companies to monitor fund trading and our implementation of our Excessive Trading Policy. Under these agreements, the Company is required to share information regarding contract owner and participant transactions, including but not limited to information regarding fund transfers initiated by you. In addition to information about contract owner and participant transactions, this information may include personal contract owner and participant information, including names and social security numbers or other tax identification numbers.

As a result of this information sharing, a fund company may direct us to restrict a contract owner or participant’s transactions if the fund determines that the contract owner or participant has violated the fund’s excessive/frequent trading policy. This could include the fund directing us to reject any allocations of purchase payments or account value to the fund or all funds within the fund family.

Dollar Cost Averaging Program. Certain contracts allow you to participate in our dollar cost averaging program. There is no additional charge for this service. Dollar cost averaging is a system for investing that buys fixed dollar amounts of an investment at regular intervals, regardless of price. Our program transfers, at regular intervals, a fixed dollar amount to one or more subaccounts that you select. Dollar cost averaging neither ensures a profit nor guarantees against loss in a declining market. You should consider your financial ability to continue purchases through periods of low price levels. For additional information about this program, contact your local representative or call the Company at the number listed in “Contract Overview - Questions: Contacting the Company.”

Dollar cost averaging is not available to participants in the asset rebalancing program. Subaccount reallocations or changes outside of the dollar cost averaging may affect the program. Changes such as fund mergers, substitutions, or closures may also affect the program.

Asset Rebalancing Program. Under some contracts you may participate in asset rebalancing. Asset rebalancing allows you to reallocate your account value in the investments and percentages you identify. Only account values invested in the subaccounts identified may be rebalanced. We automatically reallocate your account value annually (or more frequently as we allow). Asset rebalancing neither ensures a profit nor guarantees against loss in a declining market. There is no additional charge for this program. If available under your contract, you may elect the asset rebalancing program electronically at www.ingretirementplans.com, or by completing and submitting an asset rebalancing form.

Asset rebalancing is not available if you elect to participate in the dollar cost averaging program. Subaccount reallocations or changes outside of the asset rebalancing program may affect the program. Changes such as fund mergers, substitutions, or closures may also affect the program.

Transfers Between Individual Accounts. We may establish one or more accounts for you. As permitted by your plan and if allowed under the contract, you may transfer assets from one account to another. Any such transfer will be subject to the restrictions, conditions and limits established by your plan or set forth in the contract.

PRO.167680-14	26

WITHDRAWALS

Making a Withdrawal. Subject to limitations on withdrawals from the fixed interest options and other restrictions (see “Withdrawal  Restrictions”  in this section), the contract holder, or you if permitted by the plan, may withdraw all or a portion of your account value at any time during the accumulation phase.

Steps for Making a Withdrawal. The contract holder, or you if permitted by the plan, must select the withdrawal amount:

• Full Withdrawal: You will receive, reduced by any required tax, your account value allocated to the subaccounts, the GAA (plus or minus any applicable market value adjustment) and the Fixed Account, minus any applicable early withdrawal charge, maintenance fees, and redemption fees, plus the amount available for withdrawal from the Fixed Plus Account II; or

• Partial Withdrawal (Percentage or Specified Dollar Amount): You will receive, reduced by any required tax, the amount you specify, subject to the value available in your account. However, the amount actually withdrawn from your account will be adjusted by any applicable redemption fees, and by any applicable early withdrawal charge for amounts withdrawn from the subaccounts, the GAA or the Fixed Account, and any positive or negative market value adjustments for amounts withdrawn from the GAA. The amount available from the Fixed Plus Account II may be limited;

• Select investment options. If not specified, we will withdraw dollars in the same proportion as the values you hold in the various investment options from each investment option in which you have an account value; and

• Properly complete a disbursement form and submit it to the address listed in “Contract Overview - Questions: Contacting the Company.”

For a description of limitations on withdrawals from the Fixed Plus Account II, see “APPENDIX II.”

Taxes, Fees and Deductions

Amounts withdrawn may be subject to one or more of the following:

• Early Withdrawal Charge. See “Fees - Early Withdrawal Charge”

• Maintenance Fee. See “FEES – Annual Maintenance Fees”

• Market Value Adjustment. See “Appendix I”

• Redemption Fees. See  “Fees - Redemption Fees”

• Tax Penalty. See “Tax Considerations”

• Tax Withholding. See “Tax Considerations”

To determine which may apply, refer to the appropriate sections of this prospectus, contact your local representative or call the Company at the number listed in “Contract Overview - Questions:

Contacting the Company.”

Calculation of Your Withdrawal. We determine your account value every normal business day after the close of the NYSE (normally at 4:00 p.m. Eastern Time). We pay withdrawal amounts based on your account value either:

•       As of the next valuation after we receive a request for withdrawal in good order at the address listed in “Contract Overview - Questions: Contacting the Company;” or

•       On such later date as specified on the disbursement form.

Delivery of Payment. Payments for withdrawal requests will be made in accordance with SEC requirements. Normally, we will send your payment no later than seven calendar days following our receipt of your disbursement form in good order.

Reinstatement Privilege.  Some contracts allow the one-time use of a reinstatement privilege. Within 30 calendar days after a full withdrawal, if allowed by law and the contract, you may elect to reinstate all or a portion of the proceeds. We must receive reinstated amounts within 60 days of the withdrawal. We will credit the account for the amount reinstated based on the subaccount values next computed following our receipt of your request in good order and the amount to be reinstated. We will credit the amount reinstated proportionally for maintenance fees and early withdrawal charges imposed at the time of withdrawal. We will deduct from the amounts reinstated any maintenance fee which became due after the withdrawal and before the reinstatement. Provided all options are available, we will reinstate in the same investment options and proportions in place at the time of withdrawal. If an investment option is no longer available, amounts to be allocated to any such option will be invested in a replacement option as directed by you or your plan sponsor, as applicable. Special rules apply to reinstatements of amounts withdrawn from the GAA. See “Appendix I.”  Seek competent advice regarding the tax consequences associated with reinstatement.

PRO.167680-14	27

Withdrawal Restrictions. Some plans may have other limits on withdrawals, other than or in addition to those listed below:

•      Section 403(b)(11) of the Tax Code generally prohibits withdrawals under 403(b) contracts prior to your death, disability, attainment of age 59½, severance from employment, or financial hardship of the following:

>       Salary reduction contributions made after December 31, 1988; and

>       Earnings on those contributions and earnings on amounts held before 1989 and credited after December 31, 1988. Income attributable to salary reduction contributions and credited on or after
January 1, 1989, may not be distributed in the case of hardship;

•      Effective January 1, 2009, 403(b) regulations impose restrictions on the distribution of 403(b) employer contributions under certain contracts.  See “Tax Considerations – Distributions - Eligibility - 403(b) and Roth 403(b) Plans;”

•      401(k) plans generally prohibit withdrawal of salary reduction contributions and associated earnings prior to your death, disability, attainment of age 59½, severance from employment, or financial hardship;

•      The contract generally requires that the plan sponsor or its delegate certify that you are eligible for the distribution; and

•      If you are married and covered by an ERISA plan, the contract holder must provide certification that Retirement Equity Act requirements have been met.

Other withdrawals may be allowed as provided for under the Tax Code or regulations.

Waivers of Early Withdrawal Charge and Fixed Plus Account II Full and Partial Withdrawal Provisions.  Although the Tax Code permits distributions upon a participant’s severance from employment, the contracts do not provide for a waiver of early withdrawal charges or the Fixed Plus Account II full or partial withdrawal provisions unless the severance from employment would otherwise have qualified as a separation from service under prior IRS “same desk” guidance (prior to enactment of the Economic Growth and Tax Relief Reconciliation Act of 2001). Generally, a severance from employment due to a merger, liquidation, consolidation or other employer transaction does not qualify as a separation from service.

Employer-Directed Withdrawals. Under certain contracts, if permitted by the plan, we may, at the plan sponsor’s direction, deduct amounts from participant accounts in order to pay costs associated with a third party administrator engaged by the plan sponsor to administer the plan.

SYSTEMATIC DISTRIBUTION OPTIONS

Availability of Systematic Distribution Options. These options may be exercised at any time during the accumulation phase of the contract. To exercise one of these options, the account value must meet any minimum dollar amount and age criteria applicable to that option. To determine what systematic distribution options are available, check with the contract holder or the Company.

Systematic distribution options currently available under the contract include the following:

• Systematic Withdrawal Option (“SWO”). SWO is a series of partial withdrawals from your account based on a payment method you select. It is designed for those who want a periodic income while retaining accumulation phase investment flexibility for amounts accumulated under the account. (This option may not be available if you have an outstanding loan); and

• Estate Conservation Option (“ECO”). ECO also allows you to maintain the account in the accumulation phase and provides periodic payments designed to meet the Tax Code’s required minimum distributions. Under ECO, the Company calculates the minimum distribution amount required by law (generally at age 70½ or retirement, if later) and pays you that amount once a year.

Features of a Systematic Distributions Option

If available under your plan, a systematic distribution option allows you to receive regular payments from your account without moving into the income phase. By remaining in the accumulation phase, you retain certain rights and investment flexibility not available during the income phase. Because the account remains in the accumulation phase, all accumulation phase charges continue to apply.

PRO.167680-14	28

        For certain contracts issued in the State of New York, no market value adjustment is imposed on ECO withdrawals from the GAA.

Other Systematic Distribution Options. Other systematic distribution options may be available from time to time. Additional information relating to any of the systematic distribution options may be obtained from your local representative or from the Company.

Availability of Systematic Distribution Options. The Company may discontinue the availability of one or all of the systematic distribution options at any time, and/or change the terms of future elections.

Electing a Systematic Distribution Option. The contract holder, or you if permitted by the plan, may elect a systematic distribution option. The plan sponsor or its delegate generally must provide the Company with certification that you are eligible for a distribution and that the distribution is in accordance with the terms of the plan.

Terminating a Systematic Distribution Option. Once you elect a systematic distribution option (other than accounts that are part of 457 plan contracts issued to non-governmental, tax exempt employers) you may revoke it at any time through a written request to the address listed in “Contract Overview - Questions: Contacting the Company.” Once revoked, an option may not be elected again until the next calendar year, nor may any other systematic distribution option be elected, unless the Tax Code permits it.

Tax Consequences. Withdrawals received through these options and revocations of elections may have tax consequences. See  “Tax Considerations.”

LOANS

Availability. If allowed by the contract and the plan, you may take out a loan from your account value during the accumulation phase. Loans are not available from Roth 401(k) or Roth 403(b) contracts or accounts, and participant Roth 401(k) or Roth 403(b) accounts are excluded from the amount available for loan. Some plans restrict loans from your employer account. Loans are only allowed from amounts allocated to certain subaccounts and fixed interest options. Additional restrictions may apply under the Tax Code, your plan, or due to our administrative practices or those of a third party administrator selected by your plan sponsor, and loans may be subject to approval by the plan sponsor or its delegate. We reserve the right not to grant a loan request if the participant has an outstanding loan in default.

Unless specifically permitted by the terms of your plan and supported by your plan’s administrator and record keeper, a loan is not available from your Roth 457(b) account. Absent such an exception, although your Roth 457(b) account may be included in the calculation of the amount available for loan (“lienable”), the amount of your Roth 457(b) account may not be part of a loan (“loanable”). Accordingly, the amount available for a full or partial withdrawal from a participant Roth account will not be reduced by any outstanding loan balance. Further, in the event of a loan default, no amount of the outstanding loan balance will be deducted from your Roth account.

Requests. If you are eligible to obtain a loan, you may request one by properly completing the loan request form and submitting it to the address listed in “Contract Overview - Questions: Contacting the Company.” Read the terms of the loan agreement before submitting any request.

Charges Associated with Loans. If you are eligible and take a loan from your account value, you may be subject to one of the following two charges associated with loans:

•      Loan Interest. Interest will be charged and credited on loan amounts. The difference between the rate charged and the rate credited on loans under your contract is called the loan interest rate spread. The loan interest rate spread for most contracts is currently 2.5%. For example, if the current interest rate charged on a loan is 6.0% and the loan interest rate spread is 2.5%, the amount of interest credited is 3.5%. The loan interest rate spread is retained by the Company. We reserve the right to apply a loan interest rate spread of between 0.0% and up to 3.0%; or

•      Loan Initiation Fee.  Loans under certain contracts that have a 0.0% loan interest rate spread may be subject to a loan initiation fee instead. This fee will not exceed $100 per loan. The loan initiation fee will be deducted from the vested individual account value during the first month of the loan period. We reserve the right to change the fees charged for loan initiation, but not to exceed $100 per loan.

PRO.167680-14	29

For information about whether the loan interest rate spread or the loan initiation fee is applicable to you, please see your certificate/enrollment materials or the contract (held by the contract holder).

DEATH BENEFIT

The contract provides a death benefit in the event of your death, which is payable to the beneficiary named under the contract (contract beneficiary):

• Under contracts issued in connection with most types of plans except most voluntary 403(b) and Roth 403(b) plans, the contract holder must be named as the contract beneficiary, but may direct that we make any payments to the beneficiary you name under the plan (plan beneficiary); and

• Under most group contracts issued in connection with voluntary 403(b) and Roth 403(b) plans, you may generally designate your own contract beneficiary who will normally be your plan beneficiary, as well.

During the Income Phase This section provides information about the accumulation phase. For death benefit information applicable to the income phase, see “Income Phase.”

During the Accumulation Phase

Payment Process. To request payment of the death benefit following your death:

•        The contract beneficiary (on behalf of the plan beneficiary, if applicable) must provide the Company with proof of death acceptable to us and a payment request in good order;

•        The payment request should include selection of a benefit payment option; and

•        Within seven calendar days after we receive proof of death acceptable to us and payment request in good order at the address listed in “Contract Overview - Questions: Contacting the Company,” we will mail payment, unless otherwise requested.

Until a death benefit request is in good order and a payment option is selected, account dollars will remain invested as at the time of your death, and no distributions will be made.

Benefit Payment Options. The following payment options are available, if allowed by the Tax Code:

•      Lump-sum payment;

•      Payment under an available income phase payment option (see “Income Phase - Income Phase Payment Options”); and

•      Payment under an available systematic distribution option (subject to certain limitations). See “Systematic Distribution Options.”

Leaving the account value invested in the contract is also an available option under some contracts; however, the Tax Code limits how long the death benefit proceeds may be left in the contract.

Payment of Death Benefit or Proceeds. Subject to the conditions and requirements of state law, full payment of the death benefit or proceeds (“Proceeds”) to a beneficiary may be made either into an interest bearing retained asset account that is backed by our general account or by check. For additional information about the payment options available to you, please refer to your claim forms or contact us at the address shown in “CONTRACT OVERVIEW – Questions: Contacting the Company.” Beneficiaries should carefully review all settlement and payment options available under the contract and are encouraged to consult with a financial professional or tax adviser before choosing a settlement or payment option.

The Retained Asset Account. The retained asset account, known as the ING Personal Transition Account, is an interest bearing account backed by our general account. The retained asset account is not guaranteed by the Federal Deposit Insurance Corporation (“FDIC”). Beneficiaries that receive their payment through the retained asset account may access the entire Proceeds in the account at any time without penalty through a draftbook feature. The Company seeks to earn a profit on the account, and interest credited on the account may vary from time to time but will not be less than the minimum rate stated in the supplemental contract delivered to the beneficiary together with the paperwork to make a claim to the Proceeds. Interest earned on the Proceeds in the account may be less than could be earned if the Proceeds were invested outside of the account. Likewise, interest credited on the Proceeds in the account may be less than under other settlement or payment options available through the contract.

PRO.167680-14	30

Death Benefit Options. The various death benefit options that may be made available by the Company under the contract are listed below. For information about the death benefit applicable to you, please see your certificate/enrollment materials or the contract (held by the contract holder).

Account Value Death Benefit. Under some contracts, the death benefit will be based on your account value.  For amounts held in the GAA, any positive aggregate market value adjustment (the sum of all market value adjustments calculated due to a withdrawal) will be included in your account value. If a negative market value adjustment applies, it would be deducted only if the death benefit is withdrawn more than six months after your death. We describe the market value adjustment in Appendix I and in the GAA prospectus.

The death benefit is calculated as of the next time we value your account following the date on which we receive proof of death and payment request in good order. In addition to this amount, some states require we pay interest on amounts invested in fixed interest options, calculated from date of death at a rate specified by state law.

Return of Purchase Payment Death Benefit. Most contracts provide a guaranteed death benefit if the contract beneficiary (on behalf of the plan beneficiary, if applicable) elects a lump-sum distribution or an income phase payment option within six months of your death. The charge for this guaranteed death benefit (if any) is included within the mortality and expense risk charge applicable under your contract, and is one of the factors we evaluate when determining the mortality and expense risk charge applicable to your group contract. See “Fees  - Mortality and Expense Risk Charge.” For those contracts, the guaranteed death benefit is the greater of:

•      Your account value on the day that notice of death and request for payment are received in good order at the address listed in “Contract Overview - Questions: Contacting the Company,” plus any positive aggregate market value adjustment that applies to amounts allocated to the GAA; or

•      The sum of payments (minus any applicable premium tax) made to your account, minus the dollar amount of any withdrawals made from your account and any outstanding loan amount.

In the event that the contract beneficiary does not request payment of the death benefit as a lump sum or as an income phase option within six months of your death, the amount of the death benefit is the account value as of the next valuation following our receipt of acceptable proof of death and the payment request in good order.  See the contract and/or certificate/enrollment materials for treatment of amounts held in the GAA.

Adjusted Purchase Payment Guaranteed Death Benefit. Under another form of guaranteed death benefit that may be available under certain contracts, the death benefit payable under the contract will never be less than the amount of adjusted purchase payments made to your account (as defined below), less a proportional adjustment for amounts withdrawn or borrowed from your account. The charge for this guaranteed death benefit (if any) is included within the mortality and expense risk charge applicable under your contract, and is one of the factors we evaluate when we determine the mortality and expense risk charge applicable to your group contract. See “Fees  - Mortality and Expense Risk Charge.”

Calculating the Value of the Death Benefit. The death benefit under the Adjusted Purchase Payment Guaranteed Death Benefit is guaranteed to be the greater of (a) or (b) as calculated as of the next valuation date (the date of the next close of the NYSE) following our receipt of proof of death and a completed election form in good order at the address listed in “Contract Overview - Questions: Contacting the Company,” where:

(a)     is the adjusted purchase payment total, which is the sum of all net purchase payments to your account, minus a proportional adjustment for withdrawals and amounts taken as a loan, which amount will never be less than zero (see “Calculating Adjusted Purchase Payments,” below); and

(b)     is the current account value, excluding amounts taken as a loan, plus any positive aggregate market value adjustment (MVA), as applicable. See “Appendix I” and the GAA prospectus for further information regarding the MVA.

If the amount of the death benefit in (a) is greater than the amount in (b), the Company will deposit the difference into your account. The amount, if any, will be deposited into your account pro rata across your current investment allocations as of the valuation date following the date we receive proof of death acceptable to us and a completed election form in good order at the address listed in “Contract Overview - Questions: Contacting the Company.”

If the beneficiary in that situation requests an immediate payment or begins income phase payments, the amount paid will be the current account value, excluding any amounts taken as a loan, plus any aggregate positive MVA, as of the valuation date following the date we deposit the difference into your account.

PRO.167680-14	31

If the amount of the death benefit in (a) is less than the amount in (b), and the beneficiary requests an immediate payment or begins income phase payments, the amount paid will be the current account value, excluding any amounts taken as a loan, plus any aggregate positive MVA, as of the valuation date following the date we receive proof of death acceptable to us and a payment request in good order at the address listed in “Contract Overview - Questions: Contacting the Company.”

In the event a beneficiary elects to defer distribution of the death benefit, the amount paid to the beneficiary when the beneficiary elects to begin distribution of the death benefit will equal the current account value, excluding any amounts taken as a loan, plus or minus any applicable MVA, as of the next valuation following our receipt of the distribution request in good order at the address listed in “Contract Overview - Questions: Contacting the Company.”  The amount paid may be more or less than the amount of the death benefit determined above on the date notice of death and an election to defer payment was received.  No additional death benefit is payable upon the beneficiary’s death.

Calculating Adjusted Purchase Payments.  The adjusted purchase payment total above is initially equal to the first purchase payment. The adjusted purchase payment total is then adjusted for each subsequent purchase payment, loan repayment, or partial withdrawal. The adjustment for subsequent purchase payments and loan repayments will be dollar for dollar. The adjustment for partial withdrawals, including loans taken, will be proportionate, reducing the adjusted purchase payment total in the same proportion that the current account value, excluding any amounts taken as loans, was reduced on the date of the partial withdrawal. The proportionate adjustment of the adjusted purchase payment total for each partial withdrawal is defined as the adjusted purchase payment total at that time, multiplied by the fraction A divided by B (A/B), where:

•      A  is the current account value, excluding amounts taken as a loan, immediately after the partial withdrawal; and

•      B  is the current account value, excluding amounts taken as a loan, before the partial withdrawal.

Tax Code Requirements. The Tax Code requires distribution of death benefit proceeds within a certain period of time. Failure to begin receiving death benefit payments within those time periods can result in tax penalties. Regardless of the method of payment, death benefit proceeds will generally be taxed to the beneficiary in the same manner as if you had received those payments. See “Tax Considerations”  for additional information.

INCOME PHASE

During the income phase, you receive payments from your accumulated account value.

Initiating Income Phase Payments. At least 30 days prior to the date you want to start receiving income phase payments, the contract holder, or you if permitted by the plan, must notify us in writing of the following:

•      Start date;

•      Income phase payment option (see the income phase payment options table in this section);

•      Income phase payment frequency (i.e., monthly, quarterly, semi-annually or annually);

•      Choice of fixed or variable payments; and

•      Under some plans, certification from your employer and/or submission of the appropriate forms is also required.

The account will continue in the accumulation phase until the contract holder or you, as applicable, properly initiate income phase payments. Once an income phase payment option is selected, it may not be changed; however, certain options allow you to withdraw a lump sum.

What Affects Income Phase Payments? Some of the factors that may affect income phase payments include: your age, your account value, the income phase payment option selected, number of guaranteed payments (if any) selected, and whether you select variable or fixed payments.

Fixed Payments. Amounts funding fixed income phase payments will be held in the Company’s general account. Fixed payments will remain the same over time.

Variable Payments. Amounts funding your variable income phase payments will be held in the subaccount(s) selected. The contracts may restrict the subaccounts available, the number of investment options to be selected and how many transfers, if any, are allowed among options during the income phase.

PRO.167680-14	32

Payments from the Fixed Plus Account II. Subject to the Fixed Plus Account II full and partial withdrawal provisions, amounts accumulating under the Fixed Plus Account II can be used to fund fixed and variable payments during the income phase, but if a nonlifetime income option is selected, payments from the Fixed Plus Account II may only be available on a fixed basis. The Fixed Plus Account II full and partial withdrawal provisions are waived upon the election of a lifetime annuity option or the election of a nonlifetime option on a fixed basis, but are not waived upon the election of a nonlifetime option on a variable basis. Availability of subaccounts may vary during the income phase.

Assumed Net Investment Rate. If variable payments are elected, the initial income phase payment will reflect an assumed annual net investment rate of 3.5%.  Subsequent income phase payments will fluctuate based upon the investment performance of the subaccount you selected.  For more information the assumed net investment rate, request a copy of the Statement of Additional Information by calling us. See “Contract Overview - Questions: Contacting the Company.”

Selecting an Increasing Payment. Under certain income phase payment options, if you select fixed payments, you may elect an increase of one, two, or three percent, compounded annually. The higher your percentage, the lower your initial payment will be, while future payments will increase each year at a greater rate. Generally, this feature is not available with cash refund payment options and nonlifetime options.

Charges Deducted. When you select an income phase payment option (one of the options listed in the tables below), a mortality and expense risk charge, consisting of a daily deduction of 1.25% on an annual basis, will be deducted from amounts held in the subaccounts. This charge compensates us for mortality and expense risks we assume under variable income phase payment options and is applicable to all variable income phase payment options, including variable nonlifetime options under which we do not assume mortality risk. In this situation, this charge will be used to cover expenses. Although we expect to earn a profit from this fee, we do not always do so. For variable options under which we do not assume a mortality risk, we may make a larger profit than under other options. We may also deduct a daily administrative charge of up to 0.25% annually from amounts held in the subaccounts.

Required Minimum Payment Amounts. The initial income phase payment or the annual income phase payment total must meet the minimums stated in the contract. If your account value is too low to meet these minimum payment amounts, you will receive one lump-sum payment.

Death Benefit During the Income Phase. The death benefits that may be available to a beneficiary are outlined in the following income phase payment option table. If a lump-sum payment is due as a death benefit, we will make payment within seven calendar days after we receive proof of death acceptable to us in good order and the payment request at the address listed in “Contract Overview - Questions: Contacting the Company.”

Payment of Death Benefit or Proceeds. Subject to the conditions and requirements of state law, full payment of the death benefit or proceeds (“Proceeds”) to a beneficiary may be made either into an interest bearing retained asset account that is backed by our general account or by check. For additional information about the payment options available to you, please refer to your claim forms or contact us at the address shown in “CONTRACT OVERVIEW – Questions: Contacting the Company.” Beneficiaries should carefully review all settlement and payment options available under the contract and are encouraged to consult with a financial professional or tax adviser before choosing a settlement or payment option. See “DEATH BENEFIT – The Retained Asset Account” for more information about the retained asset account.

Taxation. To avoid certain tax penalties, you and any beneficiary must meet the distribution rules imposed by the Tax Code. See “Tax Considerations.”

PRO.167680-14	33

Income Phase Payment Options

The following tables list the income phase payment options and accompanying death benefits that may be available under the contracts. Some contracts restrict the options and the terms available. Refer to your certificate or check with your contract holder for details. We may offer additional income phase payment options under the contract from time to time.

Terms used in the tables:

•      Annuitant: The person(s) on whose life expectancy the income phase payments are calculated; and

•      Beneficiary: The person designated to receive the death benefit payable under the contract.

Lifetime Income Phase Payment Options
Life Income

Length of Payments: For as long as the annuitant lives. It is possible that only one payment will be made should the annuitant die prior to the second payment’s due date.

Death Benefit-None: All payments end upon the annuitant’s death.

Life Income-Guaranteed Payments*

Length of Payments: For as long as the annuitant lives, with payments guaranteed for your choice of 5 to 30 years, or as otherwise specified in the contract.

Death Benefit-Payment to the Beneficiary: If the annuitant dies before we have made all the guaranteed payments, we will continue to pay the beneficiary the remaining payments. Unless prohibited by a prior election of the contract holder, the beneficiary may elect to receive a lump-sum payment equal to the present value of the remaining guaranteed payments.

Life Income-Two Lives

Length of Payments: For as long as either annuitant lives. It is possible that only one payment will be made should both annuitants die before the second payment’s due date.

Continuing Payments:

• When you select this option, you choose for 100%, 66⅔% or 50% of the payment to continue to the surviving annuitant after the first death; or

• 100% of the payment to continue to the annuitant on the second annuitant’s death, and 50% of the payment to continue to the second annuitant on the annuitant’s death.

Death Benefit-None: All payments end after the death of both annuitants.

Life Income-Two Lives-Guaranteed Payments*

Length of Payments: For as long as either annuitant lives, with payments guaranteed for your choice of 5 to 30 years, or as otherwise specified in the contract.

Continuing Payments: 100% of the payment to continue to the surviving annuitant after the first death.

Death Benefit-Payment to the Beneficiary: If both annuitants die before the guaranteed payments have all been paid, we will continue to pay the beneficiary the remaining payments. Unless prohibited by a prior election of the contract holder, the beneficiary may elect to receive a lump-sum payment equal to the present value of the remaining guaranteed payments.

Nonlifetime Income Phase Payment Options
Nonlifetime-Guaranteed Payments*

Length of Payments: Payments will continue for the number of years you choose, based on what is available under the contract. For amounts held in the Fixed Plus Account II during the accumulation phase, the payment must be on a fixed basis. In certain cases, a lump-sum payment may be requested at any time (see below).

Death Benefit-Payment to the Beneficiary: If the annuitant dies before we make all the guaranteed payments, we will continue to pay the beneficiary the remaining payments. Unless prohibited by a prior election of the contract holder, the beneficiary may elect to receive a lump-sum payment equal to the present value of the remaining guaranteed payments. We will not impose any early withdrawal charge.

_______________

*      Guaranteed period payments may not extend beyond the shorter of your life expectancy or until you’re age 95.

PRO.167680-14	34

Lump-Sum Payment: If the Nonlifetime-Guaranteed Payments option is elected with variable payments, you may request at any time that all or a portion of the present value of the remaining payments be paid in one lump sum. A lump sum elected before five years of income phase payments have been completed will be treated as a withdrawal during the accumulation phase and if the election is made during an early withdrawal charge period we will charge the applicable early withdrawal charge. See  “Fees  - Early Withdrawal Charge.” Lump-sum payments will be sent within seven calendar days after we receive the request for payment in good order at the address listed in “Contract Overview - Questions: Contacting the Company.”

Calculation of Lump-Sum Payments: If a lump-sum payment is available to a beneficiary or to you in the income phase payment options above, the rate we use to calculate the present value of the remaining guaranteed payments is the same rate we use to calculate the income phase payments (i.e., the actual fixed rate used for the fixed payments or the 3.5% assumed net investment rate for variable payments).

TAX CONSIDERATIONS

Introduction

The contract described in this prospectus is designed to be treated as an annuity for U.S. federal income tax purposes. This section discusses our understanding of current federal income tax laws affecting the contract. The U.S. federal income tax treatment of the contract is complex and sometimes uncertain. You should keep the following in mind when reading this section:

• Your tax position (or the tax position of the designated beneficiary, as applicable) may influence the federal taxation of amounts held or paid out under the contract;

• Tax laws change. It is possible that a change in the future could affect contracts issued in the past, including the contract described in this prospectus;

• This section addresses some, but not all, applicable federal income tax rules and does not discuss federal estate and gift tax implications, state and local taxes or any other tax provisions; and

• No assurance can be given that the IRS would not assert, or that a court would not sustain, a position contrary to any of those set forth below.

In this section:

• Introduction;

• Taxation of Qualified Contracts;

• Possible Changes in Taxation; and

• Taxation of the Company

When consulting a qualified tax adviser, be certain that he or she has expertise in the Tax Code sections applicable to your tax concerns.

We do not intend this information to be tax advice. No attempt is made to provide more than a general summary of information about the use of the contract with tax-qualified retirement arrangements, and the Tax Code may contain other restrictions and conditions that are not included in this summary. You should consult with a qualified tax adviser for advice about the effect of federal income tax laws, state tax laws or any other tax laws affecting the contract or any transactions involving the contract.

Qualified Contracts

The contract described in this prospectus may be purchased on a tax-qualified basis (“qualified contracts”). Qualified contracts are designed for use by individuals and/or employers whose purchase payments are comprised solely of proceeds from and/or contributions to retirement plans or programs that are intended to qualify as plans or programs entitled to special favorable income tax treatment under sections 401(a), 401(k), 403(b) or 457(b) of the Tax Code. Employers or individuals intending to use the contract with such plans should seek qualified legal advice.

PRO.167680-14	35

Roth Accounts.  Tax Code section 402A allows employees of certain private employers offering 401(k) plans, employees of public schools and certain Tax Code section 501(c)(3) organizations offering 403(b) plans, and employees of certain governmental employers offering 457(b) plans to contribute after-tax salary contributions to a Roth 401(k), Roth 403(b) and Roth 457(b) account, respectively.  Roth accounts provide for tax-free distributions, subject to certain conditions and restrictions. If permitted by us and under the plan for which the contract is issued, we will set up one or more accounts for you under the contract for Roth after-tax contributions and the portion of any transfer or rollover attributable to such amounts.

Taxation of Qualified Contracts

Eligible Retirement Plans and Programs

The contract may be purchased with the following retirement plans and programs to accumulate retirement savings:

•      Sections 401(a) and 401(k), of the Tax Code permit certain employers to establish various types of retirement plans for employees, and permit self-employed individuals to establish these plans for themselves and their employees;

•      Section 403(b) of the Tax Code allows employees of certain Tax Code section 501(c)(3) organizations and public schools to exclude from their gross income the purchase payments made, within certain limits, to a contract that will provide an annuity for the employee’s retirement; and

•      Section 457 of the Tax Code permits certain employers to offer deferred compensation plans for their employees. These plans may be offered by state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities (governmental employers), as well as non-governmental, tax-exempt organizations (non-governmental employers). A 457 plan may be either a 457(b) (eligible) plan or a 457(f) (ineligible) plan. Participation in a 457(b) plan maintained by a non-governmental employer is generally limited to highly-compensated employees and select management (other than 457(b) plans maintained by nonqualified, church-controlled organizations). Generally, participants may specify the form of investment for their deferred compensation account.

Special Considerations for Section 403(b) Plans.   In addition to being offered as an investment option under the contract, shares of certain funds are also offered for sale directly to the general public. A list of these funds is provided in the “Investment Options - Risks of Investing in the Funds - Public Funds.” In order to qualify for favorable tax treatment under Tax Code section 403(b), a contract must be considered an “annuity.” In Revenue Procedure 99-44, the IRS concluded that it will treat a contract as an annuity for federal income tax purposes under Tax Code section 403(b), notwithstanding that contract purchase payments are invested at the contract owner’s direction in publicly available securities. This treatment will be available provided no additional tax liability would have been incurred if the contribution was paid into a trust or a custodial account in an arrangement that satisfied the requirements of Tax Code section 401(a) or 403(b)(7)(A). We believe that the contract satisfies the requirements set forth in Revenue Procedure 99-44 and will therefore be treated as an annuity for tax purposes, notwithstanding the fact that investments may be made in publicly available securities. However, the exact nature of the requirements of Revenue Procedure 99-44 are unclear, and you should consider consulting with a qualified tax adviser before electing to invest in a fund that is offered for sale to the general public through a contract issued in relation to a 403(b) plan.

Revenue Procedure 99-44 does not specifically address the use of publicly available securities in annuity contracts designed for use as a Roth 403(b). However, we believe that under this analysis such investment should not impact the treatment of such contracts as annuity contracts for purposes of Tax Code section 403(b). You should consider consulting with a qualified tax adviser before electing to invest in a fund that is offered for sale to the general public through a contract issued in relation to a Roth 403(b) account.

PRO.167680-14	36

Special Considerations for Section 457 Plans.  Under 457(b) plans of non-governmental employers plans, all amounts of deferred compensation, all property and rights purchased with such amounts and all income attributable to such amounts, property and rights remain solely the property and rights of the employer and are subject to the claims of the employer’s general creditors. 457(b) plans of governmental employers, on the other hand, are required to hold all assets and income of the plan in trust for the exclusive benefit of plan participants and their beneficiaries. For purposes of meeting this requirement, an annuity contract is treated as a trust.

Taxation

The tax rules applicable to owners of qualified contracts vary according to the type of qualified contract and the specific terms and conditions of the qualified contract. The ultimate effect of federal income taxes on the amounts held under a qualified contract, or on income phase (e.g., annuity) payments from a qualified contract, depends on the type of qualified contract or program as well as your particular facts and circumstances. Special favorable tax treatment may be available for certain types of contributions and distributions. In addition, certain requirements must be satisfied in purchasing a qualified contract with proceeds from a tax-qualified plan or program in order to continue receiving favorable tax treatment.

Adverse tax consequences may result from:

•      Contributions in excess of specified limits;

•      Distributions before age 59½ (subject to certain exceptions);

•      Distributions that do not conform to specified commencement and minimum distribution rules; and

•      Other specified circumstances.

Some qualified plans and programs are subject to additional distribution or other requirements that are not incorporated into the contract described in this prospectus. No attempt is made to provide more than general information about the use of the contract with qualified plans and programs. Contract holders, participants, annuitants, and beneficiaries are cautioned that the rights of any person to any benefit under these qualified plans and programs may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the contract. The Company is not bound by the terms and conditions of such plans to the extent such terms contradict the language of the contract, unless we consent to be so bound.

Generally, contract holders, participants, and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the contract comply with applicable law. Therefore, you should seek qualified legal and tax advice regarding the suitability of a contract for your particular situation. The following discussion assumes that qualified contracts are purchased with proceeds from and/or contributions under retirement plans or programs that qualify for the intended special federal tax treatment.

Tax Deferral.  Under federal tax laws, earnings on amounts held in annuity contracts are generally not taxed until they are withdrawn. However, in the case of a qualified plan (as defined in this prospectus), an annuity contract is not necessary to obtain this favorable tax treatment and does not provide any tax benefits beyond the deferral already available to the qualified plan itself. Annuities do provide other features and benefits (such as the guaranteed death benefit or the option of lifetime income phase options at established rates) that may be valuable to you. You should discuss your alternatives with a qualified financial representative taking into account the additional fees and expenses you may incur in an annuity.

Contributions

In order to be excludable from gross income for federal income tax purposes, total annual contributions to certain qualified plans are limited by the Tax Code. We provide general information on these requirements for certain plans below. You should consult with a qualified tax adviser in connection with contributions to a qualified contract.

401(a), 401(k), Roth 401(k), 403(b) and Roth 403(b) Plans. The total annual contributions (including pre-tax and Roth 401(k) or Roth 403(b) after-tax contributions) by you and your employer cannot exceed, generally, the lesser of 100% of your compensation or $52,000 (as indexed for 2014). Compensation means your compensation for the year from the employer sponsoring the plan and, for years beginning after December 31, 1997, includes any elective deferrals under Tax Code section 402(g) and any amounts not includible in gross income under Tax Code sections 125 or 457.

PRO.167680-14	37

This limit applies to your contributions as well as to any contributions made by your employer on your behalf. An additional requirement limits your salary reduction contributions to a 401(k), Roth 401(k), 403(b), or Roth 403(b) plan to generally no more than $17,500 (2014). Contribution limits are subject to annual adjustments for cost-of-living increases. Your own limit may be higher or lower, depending upon certain conditions.

With the exception of the Roth 401(k) and Roth 403(b) contributions, purchase payments to your account(s) will generally be excluded from your gross income only if the plan meets certain nondiscrimination requirements, as applicable. Roth 401(k) and Roth 403(b) salary reduction contributions are made on an after-tax basis.

457(b) and Roth 457(b) Plans. The total annual contributions (including pre-tax and Roth 457(b) after-tax salary reduction contributions) made by you and your employer to a 457(b) or Roth 457(b) plan cannot exceed, generally, the lesser of 100% of your includible compensation or $17,500 (as indexed for 2014). Generally, includible compensation means your compensation for the year from the employer sponsoring the plan, including deferrals to the employer’s Tax Code section 401(k), Roth 401(k), 403(b), Roth 403(b), and 125 cafeteria plans in addition to any deferrals to the 457(b) or Roth 457(b) plan.

Catch-up Contributions. Notwithstanding the contribution limits noted above, if permitted by the plan, a participant in a 401(k), Roth 401(k), 403(b), Roth 403(b), 457(b) or a Roth 457(b) plan of a governmental employer who is at least age 50 by the end of the plan year may contribute an additional amount not to exceed the lesser of:

•      $5,500; or

•      The participant’s compensation for the year reduced by any other elective deferrals of the participant for the year.

Additional special catch-up provisions may be available for 457(b) Plans (“Special 457 Catch-ups”) during the three years prior to the participant’s normal retirement age.  Note that the Special 457 Catch-ups cannot be used simultaneously with the catch-up contribution provisions referenced above.  Specifically, a participant may elect to defer the larger of: the applicable dollar amount, which for 2014 is $17,500, plus the catch-up contribution limit of $5,500 (2014); or the applicable dollar amount plus the Special 457 Catch-up.  For advice with respect to these catch-up provisions, please consult a qualified tax adviser.

Distributions - General

Certain tax rules apply to distributions from the contract. A distribution is any amount taken from a contract including withdrawals, income phase payments, rollovers, exchanges and death benefit proceeds. We report the taxable portion of all distributions to the IRS.

401(a), 401(k), 403(b) and Governmental 457(b) Plans. Distributions from these plans are taxed as received unless one of the following is true:

•      The distribution is an eligible rollover distribution and is directly transferred to another plan eligible to receive rollovers or to a traditional or Roth IRA in accordance with the Tax Code;

•      You made after-tax contributions to the plan. In this case, depending upon the type of distribution, the amount will be taxed according to the rules detailed in the Tax Code; or

•      The distribution is a qualified health insurance premium of a retired public safety officer as defined in the Pension Protection Act of 2006.

A distribution is an eligible rollover distribution unless it is:

•      Part of a series of substantially equal periodic payments (at least one per year) made over the life expectancy of the participant or the joint life expectancy of the participant and his designated beneficiary or for a specified period of 10 years or more;

•      A required minimum distribution under Tax Code section 401(a)(9);

•      A hardship withdrawal;

•      Otherwise excludable from income; or

•      Not recognized under applicable regulations as eligible for rollover.

PRO.167680-14	38

10% Penalty Tax.  The Tax Code imposes a 10% penalty tax on the taxable portion of any distribution from a contract used with a 401(a), 401(k) or 403(b) plan (or amounts from a governmental 457(b) plan that are attributable to rollovers from such plans) unless certain exceptions, including one or more of the following, have occurred:

•      You have attained age 59½;

•      You have become disabled, as defined in the Tax Code;

•      You have died and the distribution is to your beneficiary;

•      You have separated from service with the plan sponsor at or after age 55;

•      The distribution amount is rolled over into another eligible retirement plan or to a traditional or Roth IRA in accordance with the terms of the Tax Code;

•      You have separated from service with the plan sponsor and the distribution amount is made in substantially equal periodic payments (at least annually) over your life or the life expectancy or the joint lives or joint life expectancies of you and your designated beneficiary;

•      The distribution is made due to an IRS levy upon your plan;

•      The withdrawal amount is paid to an alternate payee under a Qualified Domestic Relations Order (“QDRO”); or

•      The distribution is a qualified reservist distribution as defined under the Pension Protection Act of 2006 (401(k) and 403(b) plans only).

In addition, the 10% penalty tax does not apply to the amount of a distribution equal to unreimbursed medical expenses incurred by you during the taxable year that qualify for deduction as specified in the Tax Code.  The Tax Code may provide other exceptions or impose other penalty taxes in other circumstances.

Qualified Distributions - Roth 401(k), Roth 403(b) and Roth 457(b).  A partial or full distribution of purchase payments to a Roth 401(k), Roth 403(b) or Roth 457(b) account and earnings credited on those purchase payments (or of in-plan rollover amounts and earnings credited on those amounts, as described in the “In-Plan Roth Rollovers” section below) will be excludable from income if it is a qualified distribution. A “qualified distribution” from a Roth 401(k), Roth 403(b) or Roth 457(b) account is defined as a distribution that meets the following requirements:

•      The distribution occurs after the five-year taxable period measured from the earlier of:

>      The first taxable year you made a designated Roth contribution to any designated Roth account established for you under the same applicable retirement plan as defined in Tax Code section 402A;

>      If a rollover contribution was made from a designated Roth account previously established for you under another applicable retirement plan, the first taxable year for which you made a designated Roth contribution to such previously established account; or

>      The first taxable year in which you made an in-plan Roth rollover of non-Roth amounts under the same plan; and

•      The distribution occurs after you attain age 59½, die with payment being made to your beneficiary, or become disabled as defined in the Tax Code.

A distribution from a Roth account that is not a qualified distribution is includible in gross income under the Tax Code in proportion to your investment in the contract (basis) and earnings on the contract.

Distributions - Eligibility

401(a) Pension Plans. Subject to the terms of your 401(a) pension plan, distributions may only occur upon:

•     Retirement;

•     Death;

•     Disability;

•     Severance from employment;

•     Attainment of normal retirement age;

•     Attainment of age 62 under a phased retirement provision if available under your plan as described in the Pension Protection Act of 2006; or

•     Termination of the plan.

Such distributions remain subject to other applicable restrictions under the Tax Code.

PRO.167680-14	39

401(k) and Roth 401(k) Plans. Subject to the terms of your 401(k) plan, distributions from your 401(k) or Roth 401(k) employee account, and possibly all or a portion of your 401(k) or Roth 401(k) employer account, may only occur upon:

•     Retirement;

•     Death;

•     Attainment of age 59½;

•     Severance from employment;

•     Disability;

•     Financial hardship; or

•     Termination of the plan (assets must be distributed within one year).

Such distributions remain subject to other applicable restrictions under the Tax Code.

403(b) and Roth 403(b) Plans. Distribution of certain salary reduction contributions and earnings on such contributions restricted under Tax Code section 403(b)(11) may only occur upon:

•      Death;

•      Attainment of age 59½;

•      Severance from employment;

•      Disability;

•      Financial hardship;

•      Termination of the plan (assets must be distributed within one year); or

•      Meeting other circumstances as allowed by federal law, regulations or rulings.

Such distributions remain subject to other applicable restrictions under the Tax Code.

Effective January 1, 2009 and for any contracts or participant accounts established on or after that date, 403(b) regulations prohibit the distribution of amounts attributable to employer contributions before the earlier of your severance from employment or prior to the occurrence of some event as provided under your employer’s plan, such as after a fixed number of years, the attainment of a stated age, or a disability.

If the Company agrees to accept amounts exchanged from a Tax Code section 403(b)(7) custodial account, such amounts will be subject to the withdrawal restrictions set forth in Tax Code section 403(b)(7)(A)(ii).

457(b) and Roth 457(b) Plans. Under 457(b) and Roth 457(b) plans, distributions may not be made available to you earlier than:

•     The calendar year you attain age 70½;

•     When you experience a severance from employment; or

•     When you experience an unforeseeable emergency.

A one-time in-service distribution may also be permitted if the total amount payable to the participant does not exceed $5,000 and no amounts have been deferred by the participant during the two-year period ending on the date of distribution.

Lifetime Required Minimum Distributions (401(a), 401(k), Roth 401(k), 403(b), Roth 403(b), 457(b) and Roth 457(b) Plans)

To avoid certain tax penalties, you and any designated beneficiary must also meet the minimum distribution requirements imposed by the Tax Code. These rules dictate the following:

•      Start date for distributions;

•      The time period in which all amounts in your contract(s) must be distributed; and

•      Distribution amounts.

Start Date. Generally, you must begin receiving distributions by April 1 of the calendar year following the calendar year in which you attain age 70½ or retire, whichever occurs later, unless:

•      Under 401(a), 401(k), and governmental 457(b) plans, you are a 5% owner, in which case such distributions must begin by April 1 of the calendar year following the calendar year in which you attain age 70½; or

•      Under 403(b) plans, the Company maintains separate records of amounts held as of December 31, 1986. In this case distribution of these amounts generally must begin by the end of the calendar year in which you attain age 75 or retire, if later. However, if you take any distributions in excess of the minimum required amount, then special rules require that the excess be distributed from the December 31, 1986 balance.

PRO.167680-14	40

Time Period. We must pay out distributions from the contract over a period not extending beyond one of the following time periods:

•      Over your life or the joint lives of you and your designated beneficiary; or

•      Over a period not greater than your life expectancy or the joint life expectancies of you and your designated beneficiary.

Distribution Amounts. The amount of each required minimum distribution must be calculated in accordance with Tax Code section 401(a)(9). The entire interest in the account includes the amount of any outstanding rollover, transfer, recharacterization, if applicable, and the actuarial present value of other benefits provided under the account, such as guaranteed death benefits.

50% Excise Tax. If you fail to receive the required minimum distribution for any tax year, a 50% excise tax may be imposed on the required amount that was not distributed.

Further information regarding required minimum distributions may be found in your contract or certificate.

Required Distributions upon Death (401(a), 401(k), Roth 401(k), 403(b), Roth 403(b), 457(b) and Roth 457(b) Plans)

Different distribution requirements apply after your death, depending upon if you have begun receiving required minimum distributions. Further information regarding required distributions upon death may be found in your contract or certificate.

If your death occurs on or after the date you begin receiving minimum distributions under the contract, distributions generally must be made at least as rapidly as under the method in effect at the time of your death. Tax Code section 401(a)(9) provides specific rules for calculating the minimum required distributions after your death.

If your death occurs before the date you begin receiving minimum distributions under the contract, your entire balance must be distributed by December 31 of the calendar year containing the fifth anniversary of the date of your death. For example, if you died on September 1, 2013, your entire balance must be distributed to the designated beneficiary by December 31, 2018. However, if distributions begin by December 31 of the calendar year following the calendar year of your death, then payments may be made within one of the following timeframes:

•      Over the life of the designated beneficiary; or

•      Over a period not extending beyond the life expectancy of the designated beneficiary.

Start Dates for Spousal Beneficiaries. If the designated beneficiary is your spouse, distributions must begin on or before the later of the following:

•      December 31 of the calendar year following the calendar year of your death; or

•      December 31 of the calendar year in which you would have attained age 70½.

No Designated Beneficiary. If there is no designated beneficiary, the entire interest generally must be distributed by the end of the calendar year containing the fifth anniversary of the contract holder’s death.

Withholding

Any taxable distributions under the contract are generally subject to withholding. Federal income tax withholding rates vary according to the type of distribution and the recipient’s tax status.

401(a), 401(k), Roth 401(k), 403(b), Roth 403(b), 457(b) and Roth 457(b) Plans of Governmental Employers. Generally, distributions from these plans are subject to a mandatory 20% federal income tax withholding. However, mandatory withholding will not be required if you elect a direct rollover of the distributions to an eligible retirement plan or in the case of certain distributions described in the Tax Code.

457(b) Plans of Non-Governmental Employers. All distributions from these plans, except death benefit proceeds, are subject to mandatory federal income tax withholding as wages. Wage withholding is not required on payments to designated beneficiaries.

PRO.167680-14	41

Non-resident Aliens. If you or your designated beneficiary is a non-resident alien, any withholding is governed by Tax Code section 1441 based on the individual’s citizenship, the country of domicile and treaty status. Section 1441 does not apply to participants in 457(b) plans of non-governmental employers, and we may require additional documentation prior to processing any requested distribution.

In-Plan Roth Rollovers

Tax Code section 401(k), 403(b) and governmental 457(b) plans may add a “qualified Roth contribution program,” under which employees can forego the current exclusion from gross income for elective deferrals, in exchange for the future exclusion of the distribution of the deferrals and any earnings thereon. That is, participants may elect to make non-excludable contributions to “designated Roth accounts” (instead of making excludable contributions) - and to exclude from gross income (if certain conditions are met) distributions from these accounts (instead of having distributions included in gross income).

If permitted under the plan for which the contract is issued and provided the plan offers an applicable Roth account (a Roth 401(k), Roth 403(b) or Roth 457(b) account), non-Roth amounts may be rolled over into a corresponding Roth account within the same plan.  The Tax Code provides that, generally, an in-plan rollover to a Roth account is taxable and includable in gross income in the year the rollover occurs, just as if the amount were distributed and not rolled into a qualified account. Amounts rolled-over into an in-plan Roth account cannot subsequently be converted back into a non-Roth account.

A partial or full distribution of in-plan Roth rollover amounts and earnings credited on those amounts (or of purchase payments made by salary reduction to a Roth account and earnings credited on those purchase payments, as described above) will be excludable from income if it is a qualified distribution as defined in the “Qualified Distributions - Roth 401(k), Roth 403(b) and Roth 457(b)” section above.

In-plan Roth rollovers are not subject to the 10% additional tax on early distributions under Tax Code section 72(t) that would normally apply to distributions from a 401(k) or 403(b) plan (or from a governmental 457(b) plan to the extent such amounts are attributable to rollovers from a 401(a), 401(k), 403(a) or 403(b) plan). However, a special recapture rule applies when a plan distributes any part of the in-plan Roth rollover within a five-year taxable period, making the distribution subject to the 10% additional tax on early distributions under Tax Code section 72(t) unless an exception to this tax applies or the distribution is allocable to any nontaxable portion of the in-plan Roth rollover.  The five-year taxable period begins January 1 of the year of the in-plan Roth rollover and ends on the last day of the fifth year of the period.  This special recapture rule does not apply when the participant rolls over the distribution to another designated Roth account or to a Roth IRA but does apply to a subsequent distribution from the rolled over account or Roth IRA within the five-year taxable period.

Due to administrative complexity, certain in-plan Roth rollovers may not be available through the contract. Additionally, the tax rules associated with Roth accounts and in-plan Roth rollovers can be complex and you should seek qualified legal and tax advice regarding your particular situation.

Assignment and Other Transfers

401(a), 401(k), Roth 401(k), 403(b), Roth 403(b), 457(b) and Roth 457(b) Plans. Adverse tax consequences to the plan and/or to you may result if your beneficial interest in the contract is assigned or transferred to persons other than:

•      A plan participant as a means to provide benefit payments;

•      An alternate payee under a QDRO in accordance with Tax Code section 414(p);

•      The Company as collateral for a loan; or

•      The enforcement of a federal income tax lien or levy.

PRO.167680-14	42

Same-Sex Marriages

Before June 26, 2013, pursuant to Section 3 of the federal Defense of Marriage Act (“DOMA”), same-sex marriages were not recognized for purposes of federal law. On that date the U.S. Supreme Court held in Windsor v. The United States that Section 3 of DOMA is unconstitutional. While valid same-sex marriages are now recognized under federal law and the favorable income-deferral options afforded by federal tax law to an opposite-sex spouse under Tax Code sections 72(s) and 401(a)(9) are now available to a same-sex spouse, there are still unanswered questions regarding the scope and impact of the Windsor  decision. Consequently, if you are married to a same-sex spouse you should contact a qualified tax adviser regarding your spouse’s rights and benefits under the contract described in this prospectus and your particular tax situation.

Possible Changes in Taxation

Although the likelihood of changes in tax legislation, regulation, rulings and other interpretation thereof is uncertain, there is always the possibility that the tax treatment of the contract could change by legislation or other means. It is also possible that any change could be retroactive (i.e., effective before the date of the change). You should consult a qualified tax adviser with respect to legislative developments and their effect on the contract.

Taxation of the Company

We are taxed as a life insurance company under the Tax Code. The separate account is not a separate entity from us. Therefore, it is not taxed separately as a “regulated investment company” but is taxed as part of the Company.

We automatically apply investment income and capital gains attributable to the separate account to increase reserves under the contracts. Because of this, under existing federal tax law we believe that any such income and gains will not be taxed to the extent that such income and gains are applied to increase reserves under the contracts. In addition, any foreign tax credits attributable to the separate account will be first used to reduce any income taxes imposed on the separate account before being used by the Company.

In summary, we do not expect that we will incur any federal income tax liability attributable to the separate account, and we do not intend to make any provision for such taxes. However, changes in federal tax laws and/or their interpretation thereof may result in our being taxed on income or gains attributable to the separate account. In this case we may impose a charge against the separate account (with respect to some or all of the contracts) to set aside provisions to pay such taxes. We may deduct this amount from the separate account, including from your contract value invested in the subaccounts.

CONTRACT DISTRIBUTION

General

The Company’s subsidiary, ING Financial Advisers, LLC, serves as the principal underwriter for the contracts. ING Financial Advisers, LLC, a Delaware limited liability company, is registered as a broker-dealer with the SEC. ING Financial Advisers, LLC is also a member of FINRA and the Securities Investor Protection Corporation. ING Financial Advisers, LLC’s principal office is located at One Orange Way, Windsor, Connecticut 06095-4774.

We sell the contracts through licensed insurance agents who are registered representatives of broker-dealers that have entered into selling agreements with ING Financial Advisers, LLC. We refer to these broker-dealers as “distributors.” The following distributors are affiliated with the Company and have entered into selling agreements with ING Financial Advisers, LLC for the sale of our variable annuity contracts:

•      ING Financial Partners, Inc.                                              •      Systematized Benefits Administrators, Inc.

Registered representatives of distributors who solicit sales of the contracts typically receive a portion of the compensation paid to the distributor in the form of commissions or other compensation, depending upon the agreement between the distributor and the registered representative. This compensation, as well as other incentives or payments, is not paid directly by contract holders or the separate account, but instead is paid by us through ING Financial Advisers, LLC. We intend to recoup this compensation and other sales expenses paid to distributors through fees and charges imposed under the contracts.

PRO.167680-14	43

Compensation Arrangements. Registered representatives who offer and sell the contracts may be paid a commission. The commissions paid on transferred assets range from 0% to 7%. The commission paid on recurring payments made during the first year of the participant account range from 0% to 7%. After the first year of the participant account, renewal commissions up to 3.5% may be paid on recurring payments up to the amount of the previous year’s payments, and commissions of up to 7% may be paid on recurring payments in excess of this amount. In addition, the Company may pay an asset-based commission ranging up to 0.50%.

We may also pay ongoing annual compensation of up to 40% of the commissions paid during the year in connection with certain purchase payments received during that year, if the registered representative attains a certain threshold of sales of Company contracts. Individual registered representatives may receive all or a portion of compensation paid to their distributor, depending upon the firm’s practices. Commissions and annual payments, when combined, could exceed 7% of total purchase payments. In certain situations, we may reduce the compensation we pay if we have agreed with a plan sponsor to reimburse expenses related to the services of the plan’s third party administrator. To the extent permitted by SEC and FINRA rules and other applicable laws and regulations, we may also pay or allow other promotional incentives or payments in the form of cash payments or other compensation to distributors, which may require the registered representative to attain a certain threshold of sales of Company products. Under one such program, we may pay additional amounts to distributors in connection with a participant’s increased or re-started contributions and/or the number of participant enrollments completed by a registered representative during a specified time period. These other promotional incentives or payments may be limited to contracts offered to certain plans, may not be offered to all distributors, and may be limited only to ING Financial Partners, Inc. and other distributors affiliated with the Company.

We may also enter into special compensation arrangements with certain distributors based on those firms’ aggregate or anticipated sales of the contracts or other criteria. These arrangements may include commission specials, in which additional commissions may be paid in connection with purchase payments received for a limited time period, within the maximum commission rates noted above. These special compensation arrangements will not be offered to all distributors, and the terms of such arrangements may differ among distributors based on various factors. These special compensation arrangements may also be limited only to ING Financial Partners, Inc. and other distributors affiliated with the Company. Any such compensation payable to a distributor will not result in any additional direct charge to you by us.

Some personnel may receive various types of non-cash compensation as special sales incentives, including trips, and we may also pay for some personnel to attend educational and/or business seminars. Any such compensation will be paid in accordance with SEC and FINRA rules. Management personnel of the Company, and of its affiliated broker-dealers, may receive additional compensation if the overall amount of investments in funds advised by the Company or its affiliates meets certain target levels or increases over time. Management personnel may also receive additional compensation for sales of group contracts with Fixed Plus Account II to group contract holders of existing Company contracts containing certain older fixed account options, to be made available to those participants who established an account with the Company after the issuance of the new group contract. These other promotional incentives or payments may be limited to sales during a limited period of time. Compensation for certain management personnel, including sales management personnel, may be enhanced if management personnel meet or exceed goals for sales of the contracts, or if the overall amount of investments in the contracts and other products issued or advised by the Company or its affiliates increases over time. Certain management personnel may also receive compensation that is a specific percentage of the commissions paid to distributors or of purchase payments received under the contracts, or which may be a flat dollar amount that varies based upon other factors, including management’s ability to meet or exceed service requirements, sell new contracts or retain existing contracts, or sell additional service features such as a common remitting program.

In addition to direct cash compensation for sales of contracts described above, through ING Financial Advisers, LLC, we may also pay distributors additional compensation or reimbursement of expenses for their efforts in selling contracts to you and other customers. These amounts may include:

•      Marketing/distribution allowances that may be based on the percentages of purchase payments received, the aggregate commissions paid and/or the aggregate assets held in relation to certain types of designated insurance products issued by the Company and/or its affiliates during the year;

•      Loans or advances of commissions in anticipation of future receipt of purchase payments (a form of lending to registered representatives).  These loans may have advantageous terms, such as reduction or elimination of the interest charged on the loan and/or forgiveness of the principal amount of the loan, which may be conditioned on sales;

•      Education and training allowances to facilitate our attendance at certain educational and training meetings to provide information and training about our products.  We also hold training programs from time to time at our own expense;

PRO.167680-14	44

•      Sponsorship payments or reimbursements for distributors to use in sales contests and/or meetings for their registered representatives who sell our products. We do not hold contests based solely on sales of this product;

•      Certain overrides and other benefits that may include cash compensation based on the amount of earned commissions, representative recruiting or other activities that promote the sale of contracts; and

•      Additional cash or noncash compensation and reimbursements permissible under existing law. This may include, but is not limited to, cash incentives, merchandise, trips, occasional entertainment, meals and tickets to sporting events, client appreciation events, business and educational enhancement items, payment for travel expenses (including meals and lodging) to pre-approved training and education seminars, and payment for advertising and sales campaigns.

We pay dealer concessions, wholesaling fees, overrides, bonuses, other allowances and benefits and the costs of all other incentives or training programs from our resources, which include the fees and charges imposed under the contracts.

The following is a list of the top 25 distributors that, during 2013, received the most compensation, in the aggregate, from us in connection with the sale of registered variable annuity contracts issued by the Company, ranked by total dollars received:

1.	ING Financial Partners, Inc.	14.	Royal Alliance Associates, Inc.
2.	Signator Financial Services, Inc.	15.	Securities America, Inc.
3.	American Portfolios Financial Services, Inc.	16.	RBC Capital Markets, LLC
4.	LPL Financial Corporation	17.	Cadaret, Grant & Co., Inc.
5.	Morgan Stanley Smith Barney LLC	18.	NFP Securities, Inc.
6.	Cetera Financial Group	19.	National Planning Corporation
7.	Financial Telesis Inc./Jhw Financial Services Inc.	20.	First Allied Securities, Inc.
8.	Lincoln Financial Advisors Corporation	21.	Woodbury Financial Services, Inc.
9.	MetLife Securities, Inc.	22.	Tower Square Securities, Inc.®
10.	PlanMember Securities Corporation	23.	Edward D. Jones & Co., L.P.
11.	Walnut Street Securities, Inc.®	24.	Merrill Lynch, Pierce, Fenner & Smith Incorporated
12.	NIA Securities, L.L.C.	25.	Ameriprise Financial Services, Inc.
13.	Northwestern Mutual Investment Services, LLC

This is a general discussion of the types and levels of compensation paid by us for the sale of our variable annuity contracts. It is important for you to know that the payment of volume or sales-based compensation to a distributor or registered representative may provide that registered representative a financial incentive to promote our contracts and/or services over those of another company, and may also provide a financial incentive to promote one of our contracts over another.

The names of the distributor and the registered representative responsible for your account are stated in your enrollment materials.

Third Party Compensation Arrangements.  Please be aware that:

•      The Company may seek to promote itself and the contracts by sponsoring or contributing to events sponsored by various associations, professional organizations and labor organizations;

•      The Company may make payments to associations and organizations, including labor organizations, which endorse or otherwise recommend the contracts to their membership.  If an endorsement is a factor in your contract purchasing decision, more information on the payment arrangement, if any, is available upon your request; and

•      At the direction of the contract holder, the Company may make payments to the contract holder, its representatives or third party service providers intended to defray or cover the costs of plan or program-related administration.

The OMNI Financial Group, Inc. (OMNI) is a third party administrator which has established a Preferred Provider Program (“P3”) and has recommended the Company for inclusion in the P3 program based upon the Company meeting or exceeding the established P3 qualifications and standards. For plans that utilize OMNI services and have enrolled in the P3 program, the Company pays OMNI $36 per year for each actively contributing participant to cover a share of the plan administration fees payable to OMNI.

PRO.167680-14	45

OTHER TOPICS

Anti-Money Laundering

In order to protect against the possible misuse of our products in money laundering or terrorist financing, we have adopted an anti-money laundering program satisfying the requirements of the USA PATRIOT Act and other current anti-money laundering laws. Among other things, this program requires us, our agents and customers to comply with certain procedures and standards that will allow us to verify the identity of the sponsoring organization and that contributions and loan repayments are not derived from improper sources.

Under our anti-money laundering program, we may require customers, and/or beneficiaries to provide sufficient evidence of identification, and we reserve the right to verify any information provided to us by accessing information databases maintained internally or by outside firms.

We may also refuse to accept certain forms of payments or loan repayments (traveler’s cheques, cashier’s checks, bank drafts, bank checks and treasurer’s checks, for example) or restrict the amount of certain forms of payments or loan repayments (money orders totaling more than $5,000, for example). In addition, we may require information as to why a particular form of payment was used (third party checks, for example) and the source of the funds of such payment in order to determine whether or not we will accept it. Use of an unacceptable form of payment may result in us returning the payment to you.

Applicable laws designed to prevent terrorist financing and money laundering might, in certain circumstances, require us to block certain transactions until authorization is received from the appropriate regulator. We may also be required to provide additional information about you and your policy to government regulators.

Our anti-money laundering program is subject to change without notice to take account of changes in  applicable laws or regulations and our ongoing assessment of our exposure to illegal activity.

Performance Reporting

We may advertise different types of historical performance for the subaccounts including:

•      Standardized average annual total returns; and

•      Non-standardized average annual total returns.

We may also advertise certain ratings, rankings or other information related to the Company, the subaccounts or the funds.

Standardized Average Annual Total Returns. We calculate standardized average annual total returns according to a formula prescribed by the SEC. This shows the percentage return applicable to $1,000 invested in the subaccount over the most recent month-end, one, five and 10-year periods. If the investment option was not available for the full period, we give a history from the date money was first received in that option under the separate account or from the date the fund was first available under the separate account. As an alternative to providing the most recent month-end performance, we may provide a phone number, website or both where these returns may be obtained.

We include all recurring charges during each period (e.g., mortality and expense risk charges, annual maintenance fees, administrative expense charges (if any), and any applicable early withdrawal charges).

Non-Standardized Average Annual Total Returns. We calculate non-standardized average annual total returns in a similar manner as that stated above, except we may include returns that do not reflect the deduction of any applicable early withdrawal charge. Some non-standardized returns may also exclude the effect of a maintenance fee. If we reflected these charges in the calculation, they would decrease the level of performance reflected by the calculation. Non-standardized returns may also include performance from the fund’s inception date, if that date is earlier than the one we use for standardized returns.

PRO.167680-14	46

Contract Modification

We may change the contract as required by federal or state law. In addition, unless we are otherwise restricted under the terms of the contract we may generally, upon 30 days’ written notice to the contract holder (some contracts may require a longer notice period), make other changes to group contracts, including changes to the tables for determining the amount of income phase payments or the income phase options available, that would apply only to individuals who become participants under that contract after the effective date of such changes. If the group contract holder does not agree to a change, we reserve the right to refuse to establish new accounts under the contract, and under some contracts, to discontinue accepting payments to existing accounts. Certain changes will require the approval of appropriate state or federal regulatory authorities.

We reserve the right to amend the contract to include any future changes required to maintain the contract (and the Roth 403(b), Roth 401(k) or Roth 457(b) accounts) as a designated Roth 403(b), Roth 401(k) or Roth 457(b) annuity contract (or account) under the Tax Code, regulations, IRS rulings and requirements.

Legal Proceedings

We are not aware of any pending legal proceedings that are likely to have a material adverse effect upon the Company’s ability to meet its obligations under the contract, ING Financial Advisers, LLC ability to distribute the contract or upon the separate account.

•         Litigation.  Notwithstanding the foregoing, the Company and/or ING Financial Advisers, LLC, is a defendant in a number of litigation matters arising from the conduct of its business, both in the ordinary course and otherwise. In some of these matters, claimants seek to recover very large or indeterminate amounts, including compensatory, punitive, treble and exemplary damages. Certain claims are asserted as class actions. Modern pleading practice in the U.S. permits considerable variation in the assertion of monetary damages and other relief. The variability in pleading requirements and past experience demonstrates that the monetary and other relief that may be requested in a lawsuit or claim oftentimes bears little relevance to the merits or potential value of a claim.

•         Regulatory Matters. As with other financial services companies, the Company and its affiliates, including ING Financial Advisers, LLC, periodically receive informal and formal requests for information from various state and federal governmental agencies and self-regulatory organizations in connection with inquiries and investigations of the products and practices of the Company or the financial services industry. It is the practice of the Company to cooperate fully in these matters. Regulatory investigations, exams, inquiries and audits could result in regulatory action against the Company or subject the Company to settlement payments, fines, penalties and other financial consequences, as well as changes to the Company’s policies and procedures.

The outcome of a litigation or regulatory matter and the amount or range of potential loss is difficult to forecast and estimating potential losses requires significant management judgment. It is not possible to predict the ultimate outcome for all pending litigation and regulatory matters and given the large and indeterminate amounts sought and the inherent unpredictability of such matters, it is possible that an adverse outcome in certain litigation or regulatory matters could, from time to time, have a material adverse effect upon the Company's results of operations or cash flows in a particular quarterly or annual period.

Payment Delay or Suspension

We reserve the right to suspend or postpone the date of any payment of benefits or values under the following circumstances:

•      On any valuation date when the NYSE is closed (except customary weekend and holiday closings), or when trading on the NYSE is restricted;

•      When an emergency exists as determined by the SEC so that disposal of securities held in the subaccounts is not reasonably practicable or it is not reasonably practicable to fairly determine the value of the subaccount’s assets; and

•      During any other periods the SEC may by order permit for the protection of investors.

PRO.167680-14	47

The conditions under which restricted trading or an emergency exists shall be determined by the rules and regulations of the SEC.

Payment of benefits or values may also be delayed or suspended as required by court order or other regulatory proceeding.

Transfer of Ownership; Assignment

An assignment of a contract will only be binding on us if it is made in writing and sent to us at the address listed in “Contract Overview – Questions: Contacting the Company.” We will use reasonable procedures to confirm that the assignment is authentic, including verification of signature. If we fail to follow our own procedures, we will be liable for any losses to you directly resulting from the failure. Otherwise, we are not responsible for the validity of any assignment. The rights of the contract holder and the interest of the annuitant and any beneficiary will be subject to the rights of any assignee we have on our records.

Account Termination

Where allowed by state law, we reserve the right to terminate an individual account if contributions have not been made to the account for a period of two full years (36 months under contracts issued in New York) and the guaranteed monthly benefit under the income phase options would be less than $20 per month or, for contracts issued in New York, the account value is less than $5,000. We will notify you or the contract holder 90 days prior to terminating the account.  If we exercise this right we will not deduct an early withdrawal charge.

Intent to Confirm Quarterly

Under certain contracts, we will provide confirmation of scheduled transactions quarterly rather than immediately to the participant.

CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

The SAI contains more specific information on the separate account and the contract, as well as the financial statements of the separate account and the Company. A list of the contents of the SAI is set forth below:

• General Information and History	2
• Variable Annuity Account C	2
• Offering and Purchase of Contracts	3
• Income Phase Payments	3
• Sales Material and Advertising	4
• Experts	5
• Financial Statements of the Separate Account	S-1
• Consolidated Financial Statements of ING Life Insurance and Annuity Company	C-1

You may request an SAI by calling the Company at the number listed in “Contract Overview - Questions: Contacting the Company.”

PRO.167680-14	48

APPENDIX I GUARANTEED ACCUMULATION ACCOUNT

The Guaranteed Accumulation Account (“GAA”) is a fixed interest option that may be available during the accumulation phase under the contracts. Amounts allocated to the GAA will be deposited in a nonunitized separate account established by the Company. This option may not be available in all states or in certain contracts. This Appendix is only a summary of certain facts about the GAA and does not include elements of the GAA that do not apply to the contracts offered through this prospectus. Please read the GAA prospectus before investing in this option. You may obtain a copy of the GAA prospectus by contacting us at the address or telephone number listed in “Contract Overview - Questions: Contacting the Company.”

General Disclosure. Amounts that you invest in the GAA will earn a guaranteed interest rate if amounts are left in the GAA for the specified period of time. If you withdraw or transfer those amounts before the specified period of time has elapsed, we may apply a “market value adjustment,” which may be positive or negative.

When you decide to invest money in the GAA, you will want to contact your local representative or the Company to learn:

•      The interest rate we will apply to the amounts that you invest in the GAA. We change this rate periodically, so be certain you know what rate we guarantee on the day your account dollars are invested into the GAA.

•      The period of time your account dollars need to remain in the GAA in order to earn that rate. You are required to leave your account dollars in the GAA for a specified period of time (guaranteed term), in order to earn the guaranteed interest rate.

Deposit Periods. A deposit period is the time during which we offer a specific interest rate if you deposit dollars for a certain guaranteed term. For a particular interest rate and guaranteed term to apply to your account dollars, you must invest them during the deposit period during which that rate and term are offered.

Interest Rates. We guarantee different interest rates, depending upon when account dollars are invested in the GAA. The interest rate we guarantee is an annual effective yield; that means that the rate reflects a full year’s interest. We credit interest daily at a rate that will provide the guaranteed annual effective yield over one year.  The guaranteed interest rate will never be less than the rate stated in the contract.

Our guaranteed interest rates are influenced by, but do not necessarily correspond to, interest rates available on fixed income investments we may buy using deposits directed to the GAA. We consider other factors when determining guaranteed interest rates including regulatory and tax requirements, sales commissions and administrative expenses borne by the Company, general economic trends, competitive factors, and whether an interest rate lock is being offered for that guaranteed term under certain contracts. We make the final determination regarding guaranteed interest rates. We cannot predict the level of future guaranteed interest rates.

Interest Rate Lock.  Certain contracts (not including the contracts offered through this prospectus) may provide a 45 day interest rate lock in connection with external transfers into the GAA, which you must elect at the time you initiate the external transfer.  Under this rate lock provision, we will deposit external transfers to the deposit period offering the greater of (a) and (b) where:

(a)   is the guaranteed interest rate for the deposit period in effect at the time we receive the rate lock election; and

(b)   is the guaranteed interest rate for the deposit period in effect at the time we receive an external transfer from your prior provider.

If provided for in the contract, this rate lock will be available to all external transfers received for 45 days from the date we receive a rate lock election.  In the event we receive an external transfer after this 45 day time period, it will be deposited to the deposit period in effect at the time we receive the external transfer, and will earn the guaranteed interest rate for that guaranteed term.  Only one rate lock may be in effect at one time per contract -- once a rate lock has been elected, that rate lock will apply to all external transfers received during that 45 day period, and you may not elect to begin a new rate lock period during that 45 day period.

Amounts subject to the rate lock will not be deposited until the external transfer has been received, and will not be credited interest until deposited. This could result in the deposit being credited interest for a shorter term than if a rate lock had not been elected. The cost of providing a rate lock may be a factor we consider when determining the guaranteed interest rate for a deposit period, which impacts the guaranteed interest rate for all investors in that guaranteed term, including investors to whom the rate lock may not be available through their contract.

PRO.167680-14	49

Fees and Other Deductions

If all or a portion of your account value in the GAA is withdrawn, you may incur the following:

•      Market Value Adjustment (MVA) as described in this appendix and in the GAA prospectus;

•      Tax Penalties and/or Tax withholding - See “Tax Considerations;”

•      Early Withdrawal Charge - See “Fees;”  and/or

•      Maintenance Fee - See “Fees.”

We do not make deductions from amounts in the GAA to cover mortality and expense risks. Rather, we consider these risks when determining the credited rate.

Market Value Adjustment (MVA). If you withdraw or transfer your account value from the GAA before the guaranteed term is completed, an MVA may apply. The MVA reflects the change in the value of the investment due to changes in interest rates since the date of deposit. The MVA may be positive or negative. Certain waivers of the MVA may also apply.  See your GAA prospectus for further details. Generally:

•      If interest rates at the time of withdrawal have increased since the date of deposit, the value of the investment decreases and the MVA will be negative. This could result in your receiving less than the amount you paid into the GAA; and

•      If interest rates at the time of withdrawal have decreased since the date of deposit, the value of the investment increases and the MVA will be positive.

Under contracts issued in New York, if you have elected ECO as described in “Systematic Distribution Options,”  no MVA applies to amounts withdrawn from the GAA, if available.

Guaranteed Terms. The guaranteed term is the period of time account dollars must be left in the GAA in order to earn the interest rate specified for that guaranteed term. We offer different guaranteed terms at different times. Check with your local representative or the Company to learn the details about the guaranteed term(s) currently being offered.

In general we offer the following guaranteed terms:

•      Short-term – three years or less; and

•      Long-term – 10 years or less, but greater than three years.

At the end of a guaranteed term, the contract holder, or you if permitted may:

•      Transfer dollars to a new guaranteed term;

•      Transfer dollars to other available investment options; or

•      Withdraw dollars.

Deductions may apply to withdrawals. See “Fees and Other Deductions” in this section.

Transfer of Account Dollars. Generally, account dollars invested in the GAA may be transferred among guaranteed terms offered through the GAA, and/or to other investment options offered through the contract. However, transfers may not be made during the deposit period in which your account dollars are invested in the GAA or for 90 days after the close of that deposit period. We will apply an MVA to transfers made before the end of a guaranteed term.

Income Phase. The GAA cannot be used as an investment option during the income phase. The contract holder or you, if permitted, may notify us at least 30 days in advance to elect a variable payment option and to transfer your GAA dollars to any of the subaccounts available during the income phase.

Loans. You cannot take a loan from your account value in the GAA. However, we include your account value in the GAA when determining the amount of your account value we may distribute as a loan.

PRO.167680-14	50

Reinstating Amounts Withdrawn from the Guaranteed Accumulation Account. If amounts are withdrawn from the GAA and then reinstated in the GAA, we will apply the reinstated amount to the current deposit period. The guaranteed annual interest rate, and guaranteed terms available on the date of reinstatement will apply. Amounts will be reinstated proportionately in the same way as they were allocated before withdrawal.

Your account value will not be credited for any negative MVA that was deducted at the time of withdrawal and any taxes that were withheld may also not be refunded, unless required by law.

The Company has filed a registration statement (including a prospectus) with the SEC for the offering to which this appendix relates. Before you invest, you should read the prospectus in that registration statement and other documents the Company has filed with the SEC for more complete information about the Company and this offering. You may get these documents for free by visiting EDGAR on the SEC Web site at http://www.sec.gov. Alternatively, the Company will arrange to send you the prospectus if you request it by contacting us at the address and telephone number listed in “CONTRACT OVERVIEW – Questions:  Contacting the Company.” The number assigned to the registration statement for this offering is 333-180532.

PRO.167680-14	51

APPENDIX II FIXED PLUS ACCOUNT II

The Fixed Plus Account II is an investment option available during the accumulation phase under some contracts. Amounts allocated to the Fixed Plus Account II are held in the Company’s general account which supports insurance and annuity obligations.

Additional information about this option may be found in the contract.

General Disclosure. Interests in the Fixed Plus Account II have not been registered with the SEC in reliance upon exemptions under the Securities Act of 1933, as amended. Disclosure in this prospectus regarding the Fixed Plus Account II may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of the statements. Disclosure in this Appendix regarding the Fixed Plus Account II has not been reviewed by the SEC.

Certain Restrictions. This option may not be available in all states or in certain contracts. We reserve the right to limit investments in or transfers to the Fixed Plus Account II. You may not elect certain withdrawal options, including the systematic distribution option, if you have requested a Fixed Plus Account II transfer or withdrawal in the prior 12-month period. Under certain emergency conditions, we may defer payment of a withdrawal from the Fixed Plus Account II for a period of up to six months, after making a written request and receiving approval from the applicable insurance commissioner.

Interest Rates. The Fixed Plus Account II guarantees that amounts allocated to this option will earn the minimum interest rate specified in the contract. We may credit a higher interest rate from time to time, but the rate we credit will never fall below the guaranteed minimum specified in the contract. Among other factors, the safety of the interest rate guarantees depends upon the claims-paying ability of the Company. Amounts applied to the Fixed Plus Account II will earn the interest rate in effect at the time money is applied. Amounts in the Fixed Plus Account II will reflect a compound interest rate as credited by us. The rate we quote is an annual effective yield.

Our determination of credited interest rates reflects a number of factors, including mortality and expense risks, interest rate guarantees, the investment income earned on invested assets and the amortization of any capital gains and/or losses realized on the sale of invested assets, and whether a transfer credit has been selected. Under this option, we assume the risk of investment gain or loss by guaranteeing the amounts you allocate to this option and promising a minimum interest rate and income phase payment.

Requests for Partial Withdrawals.  The contract holder or you, if permitted by the plan, may take up to 20% of the Fixed Plus Account II value as a partial withdrawal in each 12-month period. We determine the amount eligible for partial withdrawal as of the date we receive a request for partial withdrawal in good order at the address listed in “Contract Overview - Questions: Contacting the Company”. The amount allowed for partial withdrawal is reduced by any Fixed Plus Account II withdrawals, transfers, loans or amounts applied to income phase payment options made in the prior 12 months. In calculating the 20% limit, we reserve the right to include payments made due to the election of a systematic distribution option.

Waiver of Partial Withdrawal Limits. We waive the 20% limit if the partial withdrawal is due to the election of an income phase payment option on a life-contingent basis or payments for a stated period on a fixed-only basis.  We also waive the 20% limit for withdrawals due to your death. The waiver upon death may only be exercised once and must occur within six months after your date of death.

The 20% limit is also waived if the withdrawal is due to financial hardship or hardship resulting from an unforeseeable emergency, as defined by the Tax Code and regulations thereunder (under some contracts it must be for an unforeseeable emergency), and the following requirements are satisfied:

•      The hardship or unforeseeable emergency is certified by your employer, if applicable;

•      The amount is paid directly to you; and

•      The amount paid for all withdrawals due to hardship or unforeseeable emergency during the previous 12-month period does not exceed 20% of the average value of all individual accounts under the relevant contracts during that same period.

PRO.167680-14	52

The 20% limit is also waived if the partial withdrawal is due to separation from service and the following conditions are met:

•      The separation from service is documented in a form acceptable to us.

•      The amount withdrawn is paid directly to you or as a direct rollover to a Tax Code section 403(b), 401 or governmental 457(b) plan or an Individual Retirement Account or Individual Retirement Annuity designated by you; and

•      The amount paid for all partial and full withdrawals due to separation from service during the previous 12-month period does not exceed 20% of the average value of all individual accounts under the relevant contracts during that same period.

In addition, under some contracts for 401(a) and 457(b) plans, the percentage limit is waived:

•      For any in-service distribution permitted by the plan when:

>     The distribution is certified by the employer;

>     The amount is paid directly to the participant; and

>     The amount paid for all withdrawals during the previous 12 months does not exceed 20% of the average value of all individual accounts under the contract during that period.

•      For the purposes of taking a loan from the plan, subject to conditions agreed to by the contract holder and the Company in writing.

Additionally, under certain contracts, the percentage limit is waived:

•      To purchase permissive past service credit under a governmental defined benefit plan.

•      Due to disability as defined in the Tax Code, and when:

        >      If applicable, certified by an employer;

>     The amount is paid directly to the participant; and

>     The amount paid for all withdrawals due to disability during the previous 12 months does not exceed 20% of the average value of all individual accounts under the contract during that period.

We may allow other waivers of the percentage limit on partial withdrawals to participants in certain plans. You can determine what additional waivers, if any, apply to you by referring to the contract or certificate.

Requests for Full Withdrawals. If the contract holder or you, as applicable, if allowed by the plan and permitted under the contract, request a full withdrawal of your account value or the value of all individual accounts, we will pay any amounts held in the Fixed Plus Account II with interest, in five annual payments equal to:

•      One-fifth of the individual Fixed Plus Account II value, or the value of the sum of all individual accounts, as applicable, in the Fixed Plus Account II on the day the request is received, reduced by any Fixed Plus Account II withdrawals, transfers, amounts used to purchase income phase payments, or loans initiated by either by the contract holder or you during the prior 12 months;

•      One-fourth of the remaining Fixed Plus Account II value 12 months later; reduced by any Fixed Plus Account II withdrawals, transfers, amounts used to purchase annuity payments, or loans initiated by either by the contract holder or you during the prior 12 months;

•      One-third of the remaining Fixed Plus Account II value 12 months later; reduced by any Fixed Plus Account II withdrawals, transfers, amounts used to purchase annuity payments, or loans initiated by either by the Contract Holder or you, during the prior 12 months;

•      One-half of the remaining Fixed Plus Account II value 12 months later; and reduced by any Fixed Plus Account II withdrawals, transfers, amounts used to purchase annuity payments, or loans initiated by either by the contract holder or you during the prior 12 months; and

•      The balance of the Fixed Plus Account II value 12 months later.

Subject to these five year payment provisions, the contract holder may withdraw the sum of the value of all individual accounts under the contract provided that the contract holder controls the contract.

No early withdrawal charge applies to amounts withdrawn from the Fixed Plus Account II.

The contract holder or you, as applicable, may cancel a full withdrawal request from the Fixed Plus Account II at any time.

PRO.167680-14	53

Waiver of Full Withdrawal Provisions. We will waive the Fixed Plus Account II five-installment payout for full withdrawals made due to one or more of the following:

•      When the amount in the Fixed Plus Account II is $5,000 or less (or, if applicable, as otherwise allowed by the plan for a lump-sum cash-out without participant consent) and during the previous 12 months no amounts have been withdrawn, transferred, taken as a loan (if allowed under the Contract), or used to purchase income phase payments;

•      Due to a participant’s death before income phase payments begin and paid within six months of the participant’s death;

•      Made because the Company terminated the account under the circumstances described in “Other Topics - Account Termination”;

•      To purchase income phase payments on a life-contingent basis or payments for a stated period on a fixed-only basis;

•      Due to a participant’s separation from service (provided, however, that such waiver shall not apply due to a participant’s severance from employment that would not otherwise qualify as a separation from service), and when:

>     Separation from service is documented in a form acceptable to us;

>     The amount is paid directly to the participant or as a direct rollover to another Tax Code section 403(b), 401 or governmental 457(b) plan or an Individual Retirement Account or Individual Retirement Annuity designated by the participant; and

>     The amount paid for all withdrawals due to separation from service during the previous 12 months does not exceed 20% of the average value of all individual accounts under the contract during that period;

•      Due to a participant’s financial hardship or unforeseeable emergency as defined in the Tax Code, and when:

        >      If applicable, certified by the employer;

        >      The amount is paid directly to the participant; and

        >      The amount paid for all withdrawals due to financial hardship during the previous 12 months does not exceed 20% of the average value of all individual accounts under the contract during that period.

Additionally, under certain contracts we will waive the five-payment full withdrawal provision due to one or more of the following:

•      For any in-service distribution permitted by the plan, when:

>     Certified by the employer;

>     The amount is paid directly to the participant; and

>     The amount paid for all withdrawals during the previous 12 months does not exceed 20% of the average value of all individual accounts under the contract during that period.

  •      For amounts taken as a loan in accordance with the terms of the plan. The withdrawal is made on a pro rata basis from each of the investment options in which the individual account is invested. Certain investment options may be excluded from the pro rata withdrawal requirement as directed by the participant at the time of the loan withdrawal and agreed to by the Company.

•      To purchase permissive past service credit under a governmental defined benefit plan.

•      Due to disability as defined in the Tax Code, and when:

>     If applicable, certified by the employer;

>     The amount is paid directly to the participant; and

>     The amount paid for all withdrawals due to disability during the previous 12 months does not exceed 20% of the average value of all individual accounts under the contract during that period.

Additionally, we may allow other waivers of the five installment payout for full withdrawals to participants in certain plans. You can determine what additional waivers, if any, apply to you by referring to the contract or certificate.

Charges. We do not make deductions from amounts in the Fixed Plus Account II to cover mortality and expense risks. We consider these risks when determining the credited rate.

PRO.167680-14	54

Transfers. The contract holder or you, if allowed by the plan, may transfer 20% of your account value held in the Fixed Plus Account II in each 12-month period. We determine the amount eligible for transfer on the day we receive a transfer request in good order at the address listed in “Contract Overview - Questions: Contacting the Company.”  We will reduce amounts allowed for transfer by any Fixed Plus Account II withdrawals, transfers, loans or amounts applied to income phase payment options during the prior 12 months. In calculating the percentage limit on transfers, we reserve the right to include payments made due to the election of any of the systematic distribution options. We will waive the percentage limit on transfers when the value in the Fixed Plus Account II is $5,000 or less.

If you transfer 20% of your account value held in the Fixed Plus Account II in each of four consecutive 12-month periods, you may transfer the remaining balance in the succeeding 12-month period provided you do not allocate any amount to or transfer any other amount from the Fixed Plus Account II during the five-year period. The 20% amount available to transfer under this provision will be reduced by any amount transferred, taken as a loan or applied to income phase payment options within the 12-month period preceding the first 20% transfer. Also, we may reduce it for payments we made from your Fixed Plus Account II value under any systematic distribution option.

Income Phase. Subject to the Fixed Plus Account II full and partial withdrawal provisions, amounts accumulating under the Fixed Plus Account II can be used to fund fixed and variable payments during the income phase, but if a nonlifetime income option is selected, payments from the Fixed Plus Account II may only be available on a fixed basis. The Fixed Plus Account II full and partial withdrawal provisions are waived upon the election of a lifetime annuity option or the election of a nonlifetime option on a fixed basis, but are not waived upon the election of a nonlifetime option on a variable basis. Availability of subaccounts may vary during the income phase.

Contract Loans. If permitted under the plan, loans may be made from account values held in the Fixed Plus Account II. See the loan agreement for a description of the amount available and possible consequences upon loan default if Fixed Plus Account II values are used for a loan.

Transfer Credits. The Company provides a transfer credit in certain circumstances. See “Contract Purchase and Participation - Transfer Credits.” The transfer credit is a specified percentage of the assets or other specified amount that is transferred to the Company under a contract that remain in the accounts for the period of time specified by the Company. We apply the transfer credit to the current value held in the Fixed Plus Account II.

PRO.167680-14	55

APPENDIX III FIXED ACCOUNT

The Fixed Account is an investment option available during the accumulation phase under certain exchanged contracts (contracts exchanged from prior Company contracts). Amounts allocated to the Fixed Account are held in the Company’s general account which supports insurance and annuity obligations. This option may not be available in all states.

Additional information about this option may be found in the contract.

General Disclosure. Interests in the Fixed Account have not been registered with the SEC in reliance upon exemptions under the Securities Act of 1933, as amended. Disclosure in this prospectus regarding the Fixed Account may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of the statements. Disclosure in this Appendix regarding the Fixed Account has not been reviewed by the SEC.

Interest Rates. The Fixed Account guarantees that amounts allocated to this option will earn the minimum interest rate specified in the contract.  We may credit a higher interest rate from time to time, but the rate we credit will never fall below the guaranteed minimum specified in the contract. Among other factors, the safety of the interest rate guarantee depends upon the claims-paying ability of the Company. Amounts applied to the Fixed Account will earn the interest rate in effect at the time money is applied. Amounts in the Fixed Account will reflect a compound interest rate as credited by us. The rate we quote is an annual effective yield.

Our determination of credited interest rates reflects a number of factors, including mortality and expense risks, interest rate guarantees, the investment income earned on invested assets and the amortization of any capital gains and/or losses realized on the sale of invested assets. Under this option, we assume the risk of investment gain or loss by guaranteeing the amounts you allocate to this option and promising a minimum interest rate and income phase payment.

Charges.  We do not make deductions from amounts in the Fixed Account to cover mortality and expense risks. We consider these risks when determining the credited rate.

If you make a withdrawal from amounts in the Fixed Account, an early withdrawal charge may apply. See “Fees  - Early Withdrawal Charge.” When the contract is issued to replace an existing contract issued to the plan by the Company, the time basis for measuring the applicable withdrawal charge will reflect the number of years between the effective date of individual accounts under the previous contract and the date of the withdrawal.

Transfers. During the accumulation phase, you may transfer account dollars from the Fixed Account to any other available investment option. We may vary the dollar amount that you are allowed to transfer, but it will never be less than 10% of your account value held in the Fixed Account each calendar year. We determine the amount available for transfer based on your Fixed Account value as of the date we receive the transfer request in good order at the address listed in “Contract Overview - Questions: Contacting the Company.” The 10% limit does not apply to amounts being transferred into the Fixed Plus Account II (if available under the contract).

Contract Loans. If available under your plan, contract loans may be made from account values held in the Fixed Account.

PRO.167680-14	56

APPENDIX IV PARTICIPANT APPOINTMENT OF EMPLOYER AS AGENT UNDER AN ANNUITY CONTRACT

For Plans under Section 403(b) and 401 of the Tax Code, including Roth 403(b) and Roth 401(k) (Except Most Voluntary Section 403(b) Plans)*

The employer has adopted a plan under Tax Code sections 403(b), Roth 403(b), 401(a), 401(k), or Roth 401(k), (“Plan”) and has purchased an ING Life Insurance and Annuity Company (the “Company”) group variable annuity contract (“contract”) as the funding vehicle. Contributions under this Plan will be made by the participant through salary reduction to an employee account, and by the employer to an employer account.

By electing to participate in the employer’s Plan, the participant voluntarily appoints the employer, who is the contract holder, as the participant’s agent for the purposes of all transactions under the contract in accordance with the terms of the Plan. The Company is not a party to the Plan and does not interpret the Plan provisions.

As a participant in the Plan, the participant understands and agrees to the following terms and conditions:

•      The participant owns the value of his/her employee account subject to the restrictions of Tax Code sections 403(b), 401(a) and 401(k) and the terms of the Plan. Subject to the terms of the vesting schedule in the Plan and the restrictions of Tax Code section 403(b), 401(a) and 401(k) the participant has ownership in the value of his/her Employer Account.

•      The Company will process transactions only with the employer’s written direction to the Company. The participant will be bound by the employer’s interpretation of the Plan provisions and its written direction to the Company.

•      The employer may permit the participant to make investment selections under the employee account and/or the employer account directly with the Company under the terms of the contract. Without the employer’s written permission, the participant will be unable to make any investment selections under the contract.

•      On behalf of the participant, the employer may request a loan in accordance with the terms of the contract and the provisions of the Plan. The Company will make payment of the loan amount directly to the participant. The participant will be responsible for making repayments directly to the Company in a timely manner.

•      In the event of the participant’s death, the employer is the named beneficiary under the terms of the contract. The participant has the right to name a personal beneficiary as determined under the terms of the Plan and file that beneficiary election with the employer. It is the employer’s responsibility to direct the Company to properly pay any death benefits.

_______________

* Under most group contracts issued through a voluntary 403(b) or Roth 403(b) plan you generally hold all rights under the contract and may make elections for your accounts. However, pursuant to Treasury Department regulations that were effective on January 1, 2009, the exercise of certain of these rights may require the consent and approval of the plan sponsor or its delegate.  See “Tax Considerations - Distributions - Eligibility - 403(b) and Roth 403(b) Plans.”  See the contract or your certificate (if applicable) to determine who holds rights under the contract.

PRO.167680-14	57

APPENDIX V FUND DESCRIPTIONS

List of Fund Name Changes

New Fund Name	Former Fund Name
Franklin Small Cap Value VIP Fund	Franklin Small Cap Value Securities Fund
Parnasus Core Equity Fund	Parnasus Equity Income FundSM
VY PIMCO Bond Portfolio	ING PIMCO Total Return Portfolio

The investment results of the mutual funds (funds) are likely to differ significantly and there is no assurance that any of the funds will achieve their respective investment objectives. You should consider the investment objectives, risks and charges, and expenses of the funds carefully before investing. Please refer to the fund prospectuses for additional information. Shares of the funds will rise and fall in value and you could lose money by investing in the funds. Shares of the funds are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, the FDIC or any other government agency. Except as noted, all funds are diversified, as defined under the Investment Company Act of 1940. Fund prospectuses may be obtained free of charge at the address and telephone number listed in “CONTRACT OVERVIEW – Questions: Contacting the Company,” by accessing the SEC’s website or by contacting the SEC Public Reference Branch. If you have received a summary prospectus for any of the funds available through your contract, you may obtain a full prospectus and other fund information free of charge by either accessing the internet address, calling the telephone number or sending an email request to the email address shown on the front of the fund’s summary prospectus.

Certain funds offered under the contracts have investment objectives and policies similar to other funds managed by the fund’s investment adviser. The investment results of a fund may be higher or lower than those of other funds managed by the same adviser. There is no assurance and no representation is made that the investment results of any fund will be comparable to those of another fund managed by the same investment adviser.

For the share class of each fund offered through your contract, please see the cover page.

Fund Name and Investment Adviser/Subadviser	Investment Objective(s)
Alger Green Fund Investment Adviser: Fred Alger Management, Inc.	Seeks long-term capital appreciation.

American Beacon Small Cap Value Fund

Investment Adviser: American Beacon Advisors, Inc.

Subadviser: Barrow, Hanley, Mewhinney & Strauss, LLC; Brandywine Global Investment Management, LLC; Dreman Value Management, LLC; Hotchkis and Wiley Capital Management, LLC; Opus Capital Group, LLC and the Boston Company Asset Management, LLC

Seeks long-term capital appreciation and current income.
American Century® Inflation-Adjusted Bond Fund Investment Adviser: American Century Investment Management, Inc.	Seeks to provide total return and inflation protection consistent with investment in inflation-indexed securities.

PRO.167680-14	58

Fund Name and Investment Adviser/Subadviser	Investment Objective(s)
American Mutual Fund® Investment Adviser: Capital Research and Management CompanySM	Seeks to strive for the balanced accomplishment of three objectives: current income, growth of capital and conservation of principal.
Ariel Fund Investment Adviser: Ariel Investments, LLC	Pursues long-term capital appreciation.
Artisan International Fund Investment Adviser: Artisan Partners Limited Partnership	Seeks maximum long-term capital growth.
ASTON/Fairpointe Mid Cap Fund Investment Adviser: Aston Asset Management, LP Subadviser: Fairpointe Capital LLC	Seeks long-term total return through capital appreciation by investing primarily in common and preferred stocks and convertible securities.
BlackRock Mid Cap Value Opportunities Fund Investment Adviser: BlackRock Advisors, LLC Subadviser: BlackRock Investment Management, LLC	Seeks capital appreciation and, secondarily, income by investing in securities, primarily equity securities that Fund management believes are undervalued and therefore represent an investment value.
Calvert VP SRI Balanced Portfolio Investment Adviser: Calvert Investment Management, Inc.

A non-diversified  Portfolio that seeks to achieve a competitive total return through an actively managed portfolio of stocks, bonds and money market instruments which offer income and capital growth opportunity and which satisfy the investment criteria, including financial, sustainability and social responsibility factors.

ClearBridge Aggressive Growth Fund Investment Adviser: Legg Mason Partners Fund Advisor, LLC Subadviser: ClearBridge Investments, LLC	Seeks capital appreciation.
Columbia Mid Cap Value Fund Investment Adviser: Columbia Management Investment Advisers, LLC	Seeks long-term capital appreciation.
DWS Small Cap Growth Fund Investment Adviser: Deutsche Investment Management Americas Inc.	Seeks long-term capital growth.

PRO.167680-14	59

Fund Name and Investment Adviser/Subadviser	Investment Objective(s)
Davis Financial Fund Investment Adviser: Davis Selected Advisers, L.P. Subadviser: Davis Selected Advisers-NY, Inc.	Seeks long-term growth of capital.
Delaware Small Cap Value Fund Investment Adviser: Delaware Management Company	Seeks capital appreciation.
EuroPacific Growth Fund® Investment Adviser: Capital Research and Management CompanySM	Seeks to provide long-term growth of capital.
Fidelity® Advisor New Insights Fund Investment Adviser: Fidelity Management & Research Company Subadvisers: FMR Co., Inc. and other investment advisers	Seeks capital appreciation.
Fidelity® VIP Contrafund® Portfolio Investment Adviser: Fidelity Management & Research Company Subadvisers: FMR Co., Inc. and other investment advisers	Seeks long-term capital appreciation.
Franklin Biotechnology Discovery Fund Investment Adviser: Franklin Advisers, Inc.	Seeks capital appreciation.
Franklin Natural Resources Fund Investment Adviser: Franklin Advisers, Inc.	High total return. Total return consists of both capital appreciation and current dividend and interest income.
Franklin Small Cap Value VIP Fund Investment Adviser: Franklin Advisory Services, LLC	Seeks long-term total return. Under normal market conditions, the fund invests at least 80% of its net assets in investments of small capitalization companies.
Fundamental InvestorsSM Investment Adviser: Capital Research and Management CompanySM	Seeks to achieve long-term growth of capital and income.
Goldman Sachs Growth Opportunities Fund Investment Adviser: Goldman Sachs Asset Management, L.P.	Seeks long-term growth of capital.

PRO.167680-14	60

Fund Name and Investment Adviser/Subadviser	Investment Objective(s)
Invesco American Value Fund Investment Adviser: Invesco Advisers, Inc.	Seeks total return through growth of capital and current income.
Invesco Energy Fund Investment Adviser: Invesco Advisers, Inc. Subadviser: Invesco Canada, Ltd.	Seeks long-term growth of capital.
Invesco Floating Rate Fund Investment Adviser: Invesco Advisers, Inc. Subadviser: Invesco Senior Secured Management, Inc.	Seeks total return, comprised of current income and capital appreciation.
Invesco High Yield Fund Investment Adviser: Invesco Advisers, Inc.	Seeks total return, comprised of current income and capital appreciation.
Invesco Mid Cap Core Equity Fund Investment Adviser: Invesco Advisers, Inc.	Seeks long-term growth of capital.
Ivy Science and Technology Fund Investment Adviser: Ivy Investment Management Company (IICO)	Seeks to provide growth of capital.
JPMorgan Equity Income Fund Investment Adviser: J.P. Morgan Investment Management Inc.	Seeks current income through regular payment of dividends with the secondary goal of achieving capital appreciation by investing primarily in equity securities.
Loomis Sayles Value Fund Investment Adviser: Loomis, Sayles & Company, L.P.	Seeks long-term growth of capital and income.
MFS® International Value Fund Investment Adviser: Massachusetts Financial Services Company	Seeks capital appreciation.
MFS® New Discovery Fund Investment Adviser: Massachusetts Financial Services Company	Seeks capital appreciation.
MetWest Total Return Bond Fund Investment Adviser: Metropolitan West Asset Management, LLC	Seeks to maximize long-term total return.

PRO.167680-14	61

Fund Name and Investment Adviser/Subadviser	Investment Objective(s)
Munder Veracity Small-Cap Value Fund Investment Adviser: Munder Capital Management Subadviser: Integrity Asset Management	Seeks long-term capital growth.
New World Fund® Investment Adviser: Capital Research and Management CompanySM	Seeks to provide long-term capital appreciation.
Nuveen U.S. Infrastructure Income Fund Investment Adviser: Nuveen Fund Advisors, LLC Subadvisers: Nuveen Asset Management, LLC	Seeks current income consistent with limited risk to capital.
Oppenheimer Developing Markets Fund Investment Adviser: OppenheimerFunds, Inc.	The Fund seeks capital appreciation.
Oppenheimer International Growth Fund Investment Adviser: OppenheimerFunds, Inc.	The Fund seeks long term capital appreciation.
Oppenheimer International Small Company Fund Investment Adviser: OppenheimerFunds, Inc.	The Fund seeks capital appreciation.
Parnassus Core Equity Fund Investment Adviser: Parnassus Investments	Seeks to achieve both capital appreciation and current income.
PIMCO CommodityRealReturn Strategy Fund® Investment Adviser: Pacific Investment Management Company LLC	Seeks maximum real return, consistent with prudent investment management.
Prudential Jennison Utility Fund Investment Adviser: Prudential Investments LLC Subadviser: Jennison Associates LLC	Seeks total return through a combination of capital appreciation and current income.
SMALLCAP World Fund® Investment Adviser: Capital Research and Management CompanySM	Seeks to provide long-term growth of capital.
Templeton Global Bond Fund Investment Adviser: Franklin Advisers, Inc.	Seeks current income with capital appreciation and growth of income.
The Growth Fund of AmericaSM Investment Adviser: Capital Research and Management CompanySM	Seeks to provide growth of capital.

PRO.167680-14	62

Fund Name and Investment Adviser/Subadviser	Investment Objective(s)
Third Avenue Real Estate Value Fund Investment Adviser: Third Avenue Management LLC	Seeks long-term capital appreciation.
USAA Precious Metals and Minerals Fund Investment Adviser: USAA Asset Management Company	A non-diversified fund that seeks long-term capital appreciation and to protect the purchasing power of your capital against inflation.
Voya Global Perspectives Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks total return.
Voya Global Resources Portfolio Investment Adviser: Directed Services LLC Subadviser: Voya ING Investment Management Co. LLC	A non-diversified Portfolio that seeks long-term capital appreciation.
Voya Growth and Income Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC

Seeks to maximize total return through investments in a diversified portfolio of common stocks and securities convertible into common stocks. It is anticipated that capital appreciation and investment income will both be major factors in achieving total return.

Voya Index Solution 2015 Portfolio Investment Adviser: Directed Services LLC Subadviser: Voya Investment Management Co. LLC

Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2015. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.

Voya Index Solution 2025 Portfolio Investment Adviser: Directed Services LLC Subadviser: Voya Investment Management Co. LLC

Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2025. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.

Voya Index Solution 2035 Portfolio Investment Adviser: Directed Services LLC Subadviser: Voya Investment Management Co. LLC

Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2035. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.

PRO.167680-14	63

Fund Name and Investment Adviser/Subadviser	Investment Objective(s)
Voya Index Solution 2045 Portfolio Investment Adviser: Directed Services LLC Subadviser: Voya Investment Management Co. LLC

Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2045. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.

Voya Index Solution 2055 Portfolio Investment Adviser: Directed Services LLC Consultant: Voya Investment Management Co. LLC

Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2055. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.

Voya Index Solution Income Portfolio Investment Adviser: Directed Services LLC Subadviser: Voya Investment Management Co. LLC	Seeks to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.
Voya Intermediate Bond Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC

Seeks to maximize total return consistent with reasonable risk. The Portfolio seeks its objective through investments in a diversified portfolio consisting primarily of debt securities. It is anticipated that capital appreciation and investment income will both be major factors in achieving total return.

Voya International Index Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of a widely accepted international index.
Voya Large Cap Growth Portfolio Investment Adviser: Directed Services LLC Subadviser: Voya Investment Management Co. LLC	Seeks long-term capital growth.
Voya Large Cap Value Portfolio Investment Adviser: Directed Services LLC Subadviser: Voya Investment Management Co. LLC	Seeks long-term growth of capital and current income.
Voya MidCap Opportunities Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks long-term capital appreciation.

PRO.167680-14	64

Fund Name and Investment Adviser/Subadviser	Investment Objective(s)

Voya Money Market Portfolio*

Investment Adviser: Voya Investments, LLC

Subadviser: Voya Investment Management Co. LLC

* There is no guarantee that the ING Money Market Portfolio subaccount will have a positive or level return.

Seeks to provide high current return, consistent with preservation of capital and liquidity, through investment in high-quality money market instruments while maintaining a stable share price of $1.00.

Voya RussellTM Large Cap Index Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Russell Top 200® Index.
Voya RussellTM Mid Cap Index Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Russell Midcap® Index.
Voya RussellTM Small Cap Index Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Russell 2000® Index.
Voya Small Company Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks growth of capital primarily through investment in a diversified portfolio of common stocks of companies with smaller market capitalizations.
Voya SmallCap Opportunities Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks long-term capital appreciation.
Voya U.S. Bond Index Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Barclays Capital U.S. Aggregate Bond Index.
Voya U.S. Stock Index Portfolio Investment Adviser: Directed Services LLC Subadviser: Voya Investment Management Co. LLC	Seeks total return.

PRO.167680-14	65

Fund Name and Investment Adviser/Subadviser	Investment Objective(s)
VY American Century Small-Mid Cap Value Portfolio Investment Adviser: Directed Services LLC Subadviser: American Century Investment Management, Inc.	Seeks long-term capital growth. Income is a secondary objective.
VY Baron Growth Portfolio Investment Adviser: Directed Services LLC Subadviser: BAMCO, Inc.	Seeks capital appreciation.
VY Clarion Real Estate Portfolio Investment Adviser: Directed Services LLC Subadviser: CBRE Clarion Securities LLC	A non-diversified Portfolio that seeks total return including capital appreciation and current income.
VY Invesco Equity and Income Portfolio Investment Adviser: Directed Services LLC Subadviser: Invesco Advisers, Inc.	Seeks total return, consisting of long-term capital appreciation and current income.
VY Invesco Growth and Income Portfolio Investment Adviser: Directed Services LLC Subadviser: Invesco Advisers, Inc.	Seeks long-term growth of capital and income.
VY JPMorgan Emerging Markets Equity Portfolio Investment Adviser: Directed Services LLC Subadviser: J.P. Morgan Investment Management Inc.	Seeks capital appreciation.
VY JPMorgan Small Cap Core Equity Portfolio Investment Adviser: Directed Services LLC Subadviser: J.P. Morgan Investment Management Inc.	Seeks capital growth over the long term.
VY Oppenheimer Global Portfolio Investment Adviser: Directed Services LLC Subadviser: OppenheimerFunds, Inc.	Seeks capital appreciation.
VY PIMCO Bond Portfolio Investment Adviser: Directed Services LLC Subadviser: Pacific Investment Management Company LLC	Seeks maximum total return, consistent with capital preservation and prudent investment management.

PRO.167680-14	66

Fund Name and Investment Adviser/Subadviser	Investment Objective(s)
VY Pioneer High Yield Portfolio Investment Adviser: Directed Services LLC Subadviser: Pioneer Investment Management, Inc.	Seeks to maximize total return through income and capital appreciation.
VY T. Rowe Price Capital Appreciation Portfolio Investment Adviser: Directed Services LLC Subadviser: T. Rowe Price Associates, Inc.	Seeks, over the long-term, a high total investment return, consistent with the preservation of capital and with prudent investment risk.
VY T. Rowe Price Equity Income Portfolio Investment Adviser: Directed Services LLC Subadviser: T. Rowe Price Associates, Inc.

Seeks substantial dividend income as well as long-term growth of capital.

Effective July 14, 2014, the investment objective will change to: Seeks a high level of dividend income as well as long-term growth of capital through investments in stocks.

VY T. Rowe Price Growth Equity Portfolio Investment Adviser: Directed Services LLC Subadviser: T. Rowe Price Associates, Inc.	Seeks long-term capital growth, and secondarily, increasing dividend income. Effective July 14, 2014, the investment objective will change to: Seeks long-term growth of through investments in stocks.
VY Templeton Foreign Equity Portfolio Investment Adviser: Directed Services LLC Subadviser: Templeton Investment Counsel, LLC	Seeks long-term capital growth.
VY Templeton Global Growth Portfolio Investment Adviser: Directed Services LLC Subadviser: Templeton Global Advisors Limited	Seeks capital appreciation. Current income is only an incidental consideration.
Wanger International Investment Adviser: Columbia Wanger Asset Management, LLC	Seeks long-term capital appreciation.
Wanger Select Investment Adviser: Columbia Wanger Asset Management, LLC	Seeks long-term capital appreciation.
Wanger USA Investment Adviser: Columbia Wanger Asset Management, LLC	Seeks long-term capital appreciation.

PRO.167680-14	67

APPENDIX VI CONDENSED FINANCIAL INFORMATION

INDEX
Table 1	For Deferred Compensation Contracts with Total Separate Account Charges of 0.00%	CFI 1
Table 2	For Contracts Issued under 401(a) Plans and Deferred Compensation Contracts with Total Separate Account Charges of 0.15%	CFI 2
Table 3	For Deferred Compensation Contracts with Total Separate Account Charges of 0.30%	CFI 5
Table 4	For Deferred Compensation Contracts and contracts Issued Under 401(a) Plans with Total Separate Account Charges of 0.40%	CFI 10
Table 5	For Contracts Issued Under 403(b) Plans with Total Separate Account Charges of 0.50%	CFI 11
Table 6	For Contracts Issued Under 403(b) Plans and Deferred Compensation Contracts with Total Separate Account Charges of 0.55%	CFI 12
Table 7	For Contracts Issued Under 401(a) and 403(b ) Plans and Deferred Compensation Contracts with Total Separate Account Charges of 0.75%	CFI 12
Table 8	For Contracts Issued Under 401(a) and 403(b) Plans with Total Separate Account Charges of 0.80%	CFI 16
Table 9	For Deferred Compensation Contracts with Total Separate Account Charges of 0.80%	CFI 17
Table 10	For Contracts Issued under 401(a) and 403(b) Plans and Deferred Compensation Contracts with Total Separate Account Charges of 0.95%	CFI 18
Table 11	For Contracts Issued under 401(k) and 403(b) Plans and Deferred Compensation Contracts with Total Separate Account Charges of 1.00%	CFI 22
Table 12	For Contracts Issued under 403(b) Plans with Total Separate Account Charges of 1.10%	CFI 26
Table 13	For Contracts Issued under 403(b) Plans with Total Separate Account Charges of 1.20%	CFI 30
Table 14	For Certain Contracts Issued under 401(a) Plans and Certain Deferred Compensation Contracts with Total Separate Account Charges of 1.25%	CFI 32
Table 15	For Certain Custom Choice Contracts Issued under 403(b) Plans with Total Separate Account Charges of 1.25%	CFI 35
Table 16	For Certain Contracts Issued under 403(b) Plans and Certain Deferred Compensation Contracts with Total Separate Account Charges of 1.25%	CFI 39
Table 17	For Certain Contracts Issued under 403(b) Plans and Deferred Compensation Contracts with Total Separate Account Charges of 1.35%	CFI 43
Table 18	For Contracts Issued under 403(b) Plans with Total Separate Account Charges of 1.40%	CFI 45
PRO.167680-14	68

APPENDIX VI

CONDENSED FINANCIAL INFORMATION

Except for subaccounts which did not commence operations as of December 31, 2013, the following table gives (1) the accumulation unit value ("AUV") at the beginning of the period, (2) the AUV at the end of the period and (3) the total number of accumulation units outstanding at the end of the period for each subaccount of Variable Annuity Account C available under the contracts for the indicated periods. For those subaccounts that commenced operations during the period ended December 31, 2013, the "Value at beginning of period" shown is the value at first date of investment. Fund name changes after December 31, 2013 are not reflected in the following information.

TABLE 1
FOR DEFERRED COMPENSATION CONTRACTS WITH TOTAL
SEPARATE ACCOUNT CHARGES OF 0.00%
(Selected data for accumulation units outstanding throughout each period)

	2013	2012

AMERICAN MUTUAL FUND®
(Funds were first received in this option during January 2013)
Value at beginning of period	$12.21
Value at end of period	$15.24
Number of accumulation units outstanding at end of period	91
ASTON/FAIRPOINTE MID CAP FUND
(Funds were first received in this option during January 2013)
Value at beginning of period	$13.28
Value at end of period	$18.57
Number of accumulation units outstanding at end of period	206
ING AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
(Funds were first received in this option during September 2012)
Value at beginning of period	$13.09	$12.39
Value at end of period	$17.25	$13.09
Number of accumulation units outstanding at end of period	2,426	1,808
ING INDEX SOLUTION 2035 PORTFOLIO
(Funds were first received in this option during January 2013)
Value at beginning of period	$16.31
Value at end of period	$19.54
Number of accumulation units outstanding at end of period	323
ING INDEX SOLUTION 2045 PORTFOLIO
(Funds were first received in this option during January 2013)
Value at beginning of period	$16.82
Value at end of period	$20.44
Number of accumulation units outstanding at end of period	142
ING INVESCO GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during September 2012)
Value at beginning of period	$14.04	$12.25
Value at end of period	$18.79	$14.04
Number of accumulation units outstanding at end of period	75,690	69,418
ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO
(Funds were first received in this option during September 2012)
Value at beginning of period	$17.29	$14.57
Value at end of period	$24.02	$17.29
Number of accumulation units outstanding at end of period	22,539	2 1,844

CFI 1

Condensed Financial Information (continued)

	2013	2012

ING LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during January 2013)
Value at beginning of period	$18.87
Value at end of period	$24.06
Number of accumulation units outstanding at end of period	51
ING PIMCO TOTAL RETURN PORTFOLIO
(Funds were first received in this option during January 2013)
Value at beginning of period	$11.24
Value at end of period	$11.09
Number of accumulation units outstanding at end of period	170
ING RUSSELLTM SMALL CAP INDEX PORTFOLIO
(Funds were first received in this option during January 2012)
Value at beginning of period	$12.50	$10.86
Value at end of period	$17.34	$12.50
Number of accumulation units outstanding at end of period	718	75
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
(Funds were first received in this option during September 2012)
Value at beginning of period	$17.12	$14.95
Value at end of period	$20.92	$17.12
Number of accumulation units outstanding at end of period	1,975	1,374
ING U.S. BOND INDEX PORTFOLIO
(Funds were first received in this option during February 2012)
Value at beginning of period	$12.85	$12.47
Value at end of period	$12.52	$12.85
Number of accumulation units outstanding at end of period	91	43

TABLE 2
FOR CONTRACTS ISSUED UNDER 401(a) PLANS AND
DEFERRED COMPENSATION CONTRACTS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.15%
(Selected data for accumulation units outstanding throughout each period)

2013

AMERICAN CENTURY® INFLATION-ADJUSTED BOND FUND
(Funds were first received in this option during June 2013)
Value at beginning of period	$12.83
Value at end of period	$12.37
Number of accumulation units outstanding at end of period	4,316
AMERICAN MUTUAL FUND®
(Funds were first received in this option during June 2013)
Value at beginning of period	$13.57
Value at end of period	$15.17
Number of accumulation units outstanding at end of period	33,460
ARTISAN INTERNATIONAL FUND
(Funds were first received in this option during June 2013)
Value at beginning of period	$10.94
Value at end of period	$12.48
Number of accumulation units outstanding at end of period	2,445

CFI 2

Condensed Financial Information (continued)

2013

ASTON/FAIRPOINTE MID CAP FUND
(Funds were first received in this option during December 2013)
Value at beginning of period	$18.47
Value at end of period	$18.47
Number of accumulation units outstanding at end of period	127
COLUMBIA MID CAP VALUE FUND
(Funds were first received in this option during June 2013)
Value at beginning of period	$12.84
Value at end of period	$14.89
Number of accumulation units outstanding at end of period	18,238
EUROPACIFIC GROWTH FUND®
(Funds were first received in this option during June 2013)
Value at beginning of period	$19.51
Value at end of period	$22.34
Number of accumulation units outstanding at end of period	24,714
FIDELITY® VIP CONTRAFUND® PORTFOLIO
(Funds were first received in this option during June 2013)
Value at beginning of period	$27.79
Value at end of period	$32.21
Number of accumulation units outstanding at end of period	19,678
ING AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
(Funds were first received in this option during June 2013)
Value at beginning of period	$15.12
Value at end of period	$17.16
Number of accumulation units outstanding at end of period	7,607
ING CLARION REAL ESTATE PORTFOLIO
(Funds were first received in this option during June 2013)
Value at beginning of period	$14.55
Value at end of period	$13.92
Number of accumulation units outstanding at end of period	1,735
ING GLOBAL RESOURCES PORTFOLIO
(Funds were first received in this option during June 2013)
Value at beginning of period	$12.18
Value at end of period	$13.37
Number of accumulation units outstanding at end of period	1,601
ING INDEX SOLUTION 2055 PORTFOLIO
(Funds were first received in this option during December 2013)
Value at beginning of period	$16.02
Value at end of period	$16.02
Number of accumulation units outstanding at end of period	147
ING INTERNATIONAL INDEX PORTFOLIO
(Funds were first received in this option during June 2013)
Value at beginning of period	$9.14
Value at end of period	$10.33
Number of accumulation units outstanding at end of period	21,063
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
(Funds were first received in this option during December 2013)
Value at beginning of period	$23.16
Value at end of period	$23.16
Number of accumulation units outstanding at end of period	101

CFI 3

Condensed Financial Information (continued)

2013

ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO
(Funds were first received in this option during December 2013)
Value at beginning of period	$23.71
Value at end of period	$23.71
Number of accumulation units outstanding at end of period	99
ING LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during June 2013)
Value at beginning of period	$15.81
Value at end of period	$18.31
Number of accumulation units outstanding at end of period	25,738
ING MIDCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during June 2013)
Value at beginning of period	$23.60
Value at end of period	$27.17
Number of accumulation units outstanding at end of period	9,786
ING MONEY MARKET PORTFOLIO
(Funds were first received in this option during June 2013)
Value at beginning of period	$14.27
Value at end of period	$14.26
Number of accumulation units outstanding at end of period	2,332
ING PIMCO TOTAL RETURN PORTFOLIO
(Funds were first received in this option during June 2013)
Value at beginning of period	$11.09
Value at end of period	$11.04
Number of accumulation units outstanding at end of period	44,554
ING PIONEER HIGH YIELD PORTFOLIO
(Funds were first received in this option during June 2013)
Value at beginning of period	$19.39
Value at end of period	$20.36
Number of accumulation units outstanding at end of period	3,258
ING RUSSELLTM LARGE CAP INDEX PORTFOLIO
(Funds were first received in this option during June 2013)
Value at beginning of period	$12.60
Value at end of period	$14.39
Number of accumulation units outstanding at end of period	29,107
ING RUSSELLTM MID CAP INDEX PORTFOLIO
(Funds were first received in this option during June 2013)
Value at beginning of period	$13.94
Value at end of period	$15.99
Number of accumulation units outstanding at end of period	9,648
ING RUSSELLTM SMALL CAP INDEX PORTFOLIO
(Funds were first received in this option during June 2013)
Value at beginning of period	$14.52
Value at end of period	$17.20
Number of accumulation units outstanding at end of period	13,787
ING SMALLCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during June 2013)
Value at beginning of period	$15.91
Value at end of period	$18.87
Number of accumulation units outstanding at end of period	4,868

CFI 4

Condensed Financial Information (continued)

2013

ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
(Funds were first received in this option during December 2013)
Value at beginning of period	$20.65
Value at end of period	$20.65
Number of accumulation units outstanding at end of period	114
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Funds were first received in this option during June 2013)
Value at beginning of period	$10.08
Value at end of period	$11.39
Number of accumulation units outstanding at end of period	561
PARNASSUS EQUITY INCOME FUND
(Funds were first received in this option during June 2013)
Value at beginning of period	$19.13
Value at end of period	$22.01
Number of accumulation units outstanding at end of period	1,686
TEMPLETON GLOBAL BOND FUND
(Funds were first received in this option during June 2013)
Value at beginning of period	$10.84
Value at end of period	$11.12
Number of accumulation units outstanding at end of period	27,732

TABLE 3
FOR DEFERRED COMPENSATION CONTRACTS WITH TOTAL
SEPARATE ACCOUNT CHARGES OF 0.30%
(Selected data for accumulation units outstanding throughout each period)

2013

ALGER GREEN FUND
(Funds were first received in this option during October 2013)
Value at beginning of period	$18.56
Value at end of period	$20.70
Number of accumulation units outstanding at end of period	1,001
AMERICAN CENTURY® INFLATION-ADJUSTED BOND FUND
(Funds were first received in this option during October 2013)
Value at beginning of period	$12.54
Value at end of period	$12.29
Number of accumulation units outstanding at end of period	44
AMERICAN MUTUAL FUND®
(Funds were first received in this option during June 2013)
Value at beginning of period	$13.18
Value at end of period	$15.10
Number of accumulation units outstanding at end of period	2,705
ARIEL FUND
(Funds were first received in this option during November 2013)
Value at beginning of period	$15.82
Value at end of period	$17.76
Number of accumulation units outstanding at end of period	83

CFI 5

Condensed Financial Information (continued)

2013

ARTISAN INTERNATIONAL FUND
(Funds were first received in this option during July 2013)
Value at beginning of period	$10.25
Value at end of period	$11.88
Number of accumulation units outstanding at end of period	2,265
ASTON/FAIRPOINTE MID CAP FUND
(Funds were first received in this option during July 2013)
Value at beginning of period	$16.22
Value at end of period	$18.37
Number of accumulation units outstanding at end of period	372
COLUMBIA MID CAP VALUE FUND
(Funds were first received in this option during June 2013)
Value at beginning of period	$12.37
Value at end of period	$14.76
Number of accumulation units outstanding at end of period	7,270
EUROPACIFIC GROWTH FUND®
(Funds were first received in this option during June 2013)
Value at beginning of period	$16.27
Value at end of period	$19.46
Number of accumulation units outstanding at end of period	2,940
FIDELITY® VIP CONTRAFUND® PORTFOLIO
(Funds were first received in this option during June 2013)
Value at beginning of period	$17.51
Value at end of period	$20.85
Number of accumulation units outstanding at end of period	8,689
FRANKLIN SMALL CAP VALUE SECURITIES FUND
(Funds were first received in this option during June 2013)
Value at beginning of period	$17.59
Value at end of period	$21.69
Number of accumulation units outstanding at end of period	4,333
FUNDAMENTAL INVESTORSSM
(Funds were first received in this option during June 2013)
Value at beginning of period	$11.75
Value at end of period	$13.88
Number of accumulation units outstanding at end of period	16,699
ING AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
(Funds were first received in this option during July 2013)
Value at beginning of period	$15.40
Value at end of period	$17.07
Number of accumulation units outstanding at end of period	4,070
ING CLARION REAL ESTATE PORTFOLIO
(Funds were first received in this option during August 2013)
Value at beginning of period	$14.24
Value at end of period	$13.79
Number of accumulation units outstanding at end of period	598
ING GLOBAL RESOURCES PORTFOLIO
(Funds were first received in this option during July 2013)
Value at beginning of period	$12.15
Value at end of period	$13.26
Number of accumulation units outstanding at end of period	187

CFI 6

Condensed Financial Information (continued)

2013

ING GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during October 2013)
Value at beginning of period	$16.90
Value at end of period	$18.76
Number of accumulation units outstanding at end of period	3,261
ING INDEX SOLUTION 2015 PORTFOLIO
(Funds were first received in this option during June 2013)
Value at beginning of period	$12.15
Value at end of period	$13.12
Number of accumulation units outstanding at end of period	6,502
ING INDEX SOLUTION 2025 PORTFOLIO
(Funds were first received in this option during June 2013)
Value at beginning of period	$12.99
Value at end of period	$14.56
Number of accumulation units outstanding at end of period	8,227
ING INDEX SOLUTION 2035 PORTFOLIO
(Funds were first received in this option during June 2013)
Value at beginning of period	$13.43
Value at end of period	$15.42
Number of accumulation units outstanding at end of period	15,151
ING INDEX SOLUTION 2045 PORTFOLIO
(Funds were first received in this option during June 2013)
Value at beginning of period	$13.64
Value at end of period	$15.87
Number of accumulation units outstanding at end of period	3,093
ING INDEX SOLUTION INCOME PORTFOLIO
(Funds were first received in this option during October 2013)
Value at beginning of period	$12.23
Value at end of period	$12.66
Number of accumulation units outstanding at end of period	768
ING INTERNATIONAL INDEX PORTFOLIO
(Funds were first received in this option during October 2013)
Value at beginning of period	$9.57
Value at end of period	$10.24
Number of accumulation units outstanding at end of period	2,901
ING INVESCO GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during June 2013)
Value at beginning of period	$15.94
Value at end of period	$18.37
Number of accumulation units outstanding at end of period	10,573
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
(Funds were first received in this option during July 2013)
Value at beginning of period	$21.77
Value at end of period	$22.94
Number of accumulation units outstanding at end of period	248
ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO
(Funds were first received in this option during July 2013)
Value at beginning of period	$20.72
Value at end of period	$23.49
Number of accumulation units outstanding at end of period	658

CFI 7

Condensed Financial Information (continued)

2013

ING LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during June 2013)
Value at beginning of period	$15.21
Value at end of period	$18.21
Number of accumulation units outstanding at end of period	44,116
ING LARGE CAP VALUE PORTFOLIO
(Funds were first received in this option during October 2013)
Value at beginning of period	$10.22
Value at end of period	$11.28
Number of accumulation units outstanding at end of period	4,438
ING MIDCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during June 2013)
Value at beginning of period	$22.53
Value at end of period	$26.70
Number of accumulation units outstanding at end of period	6,272
ING MONEY MARKET PORTFOLIO
(Funds were first received in this option during June 2013)
Value at beginning of period	$11.45
Value at end of period	$11.43
Number of accumulation units outstanding at end of period	92,506
ING OPPENHEIMER GLOBAL PORTFOLIO
(Funds were first received in this option during June 2013)
Value at beginning of period	$17.06
Value at end of period	$20.31
Number of accumulation units outstanding at end of period	8,089
ING PIMCO TOTAL RETURN PORTFOLIO
(Funds were first received in this option during June 2013)
Value at beginning of period	$10.77
Value at end of period	$10.98
Number of accumulation units outstanding at end of period	16,632
ING PIONEER HIGH YIELD PORTFOLIO
(Funds were first received in this option during June 2013)
Value at beginning of period	$18.92
Value at end of period	$20.17
Number of accumulation units outstanding at end of period	3,493
ING RUSSELLTM LARGE CAP INDEX PORTFOLIO
(Funds were first received in this option during October 2013)
Value at beginning of period	$12.68
Value at end of period	$14.27
Number of accumulation units outstanding at end of period	379
ING RUSSELLTM MID CAP INDEX PORTFOLIO
(Funds were first received in this option during June 2013)
Value at beginning of period	$13.37
Value at end of period	$15.85
Number of accumulation units outstanding at end of period	3,198
ING RUSSELLTM SMALL CAP INDEX PORTFOLIO
(Funds were first received in this option during June 2013)
Value at beginning of period	$14.05
Value at end of period	$17.05
Number of accumulation units outstanding at end of period	2,046

CFI 8

Condensed Financial Information (continued)

2013

ING SMALLCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during June 2013)
Value at beginning of period	$22.02
Value at end of period	$26.69
Number of accumulation units outstanding at end of period	2,457
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
(Funds were first received in this option during July 2013)
Value at beginning of period	$18.84
Value at end of period	$20.45
Number of accumulation units outstanding at end of period	17,839
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Funds were first received in this option during August 2013)
Value at beginning of period	$16.72
Value at end of period	$17.90
Number of accumulation units outstanding at end of period	882
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Funds were first received in this option during June 2013)
Value at beginning of period	$9.50
Value at end of period	$11.29
Number of accumulation units outstanding at end of period	8,497
ING U.S. BOND INDEX PORTFOLIO
(Funds were first received in this option during June 2013)
Value at beginning of period	$12.25
Value at end of period	$12.31
Number of accumulation units outstanding at end of period	2,758
ING U.S. STOCK INDEX PORTFOLIO
(Funds were first received in this option during June 2013)
Value at beginning of period	$15.84
Value at end of period	$18.54
Number of accumulation units outstanding at end of period	7,726
METWEST TOTAL RETURN BOND FUND
(Funds were first received in this option during July 2013)
Value at beginning of period	$9.56
Value at end of period	$9.77
Number of accumulation units outstanding at end of period	132
PARNASSUS EQUITY INCOME FUND
(Funds were first received in this option during June 2013)
Value at beginning of period	$14.67
Value at end of period	$17.35
Number of accumulation units outstanding at end of period	3,382
THE GROWTH FUND OF AMERICA®
(Funds were first received in this option during June 2013)
Value at beginning of period	$16.68
Value at end of period	$20.20
Number of accumulation units outstanding at end of period	17,437
WANGER SELECT
(Funds were first received in this option during August 2013)
Value at beginning of period	$19.77
Value at end of period	$21.79
Number of accumulation units outstanding at end of period	3,140

CFI 9

Condensed Financial Information (continued)

2013

WANGER USA
(Funds were first received in this option during July 2013)
Value at beginning of period	$18.65
Value at end of period	$21.21
Number of accumulation units outstanding at end of period	747

TABLE 4 FOR DEFERRED COMPENSATION CONTRACTS AND CONTRACTS ISSUED UNDER 401(a) PLANS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.40% (Selected data for accumulation units outstanding throughout each period)

2013

ALGER GREEN FUND
(Funds were first received in this option during May 2013)
Value at beginning of period	$17.50
Value at end of period	$20.60
Number of accumulation units outstanding at end of period	343
AMERICAN MUTUAL FUND®
(Funds were first received in this option during May 2013)
Value at beginning of period	$13.77
Value at end of period	$15.06
Number of accumulation units outstanding at end of period	10,335
ASTON/FAIRPOINTE MID CAP FUND
(Funds were first received in this option during April 2013)
Value at beginning of period	$14.63
Value at end of period	$18.30
Number of accumulation units outstanding at end of period	2,558
CALVERT VP SRI BALANCED PORTFOLIO
(Funds were first received in this option during December 2013)
Value at beginning of period	$15.39
Value at end of period	$15.45
Number of accumulation units outstanding at end of period	3,474
ING LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during May 2013)
Value at beginning of period	$15.92
Value at end of period	$18.15
Number of accumulation units outstanding at end of period	5,342
ING PIMCO TOTAL RETURN PORTFOLIO
(Funds were first received in this option during May 2013)
Value at beginning of period	$11.23
Value at end of period	$10.94
Number of accumulation units outstanding at end of period	406
ING RUSSELLTM MID CAP INDEX PORTFOLIO
(Funds were first received in this option during May 2013)
Value at beginning of period	$14.05
Value at end of period	$15.76
Number of accumulation units outstanding at end of period	2,449

CFI 10

Condensed Financial Information (continued)

2013

ING U.S. STOCK INDEX PORTFOLIO
(Funds were first received in this option during May 2013)
Value at beginning of period	$16.33
Value at end of period	$18.36
Number of accumulation units outstanding at end of period	2,505
LOOMIS SAYLES SMALL CAP VALUE FUND
(Funds were first received in this option during February 2013)
Value at beginning of period	$14.13
Value at end of period	$17.46
Number of accumulation units outstanding at end of period	336
PARNASSUS EQUITY INCOME FUND
(Funds were first received in this option during May 2013)
Value at beginning of period	$15.25
Value at end of period	$17.29
Number of accumulation units outstanding at end of period	1,321

TABLE 5 FOR CONTRACTS ISSUED UNDER 403(b) PLANS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.50% (Selected data for accumulation units outstanding throughout each period)

2013

DELAWARE SMALL CAP VALUE FUND
(Funds were first received in this option during November 2013)
Value at beginning of period	$11.57
Value at end of period	$12.09
Number of accumulation units outstanding at end of period	2
ING INDEX SOLUTION 2025 PORTFOLIO
(Funds were first received in this option during March 2013)
Value at beginning of period	$15.89
Value at end of period	$17.87
Number of accumulation units outstanding at end of period	55
METWEST TOTAL RETURN BOND FUND
(Funds were first received in this option during July 2013)
Value at beginning of period	$9.67
Value at end of period	$9.76
Number of accumulation units outstanding at end of period	47,704

CFI 11

Condensed Financial Information (continued)

TABLE 6 FOR CONTRACTS ISSUED UNDER 403(b) PLANS AND DEFERRED COMPENSATION CONTRACTS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.55% (Selected data for accumulation units outstanding throughout each period)

2013

ING PIMCO TOTAL RETURN PORTFOLIO
(Funds were first received in this option during September 2013)
Value at beginning of period	$10.68
Value at end of period	$10.89
Number of accumulation units outstanding at end of period	302
METWEST TOTAL RETURN BOND FUND
(Funds were first received in this option during October 2013)
Value at beginning of period	$9.71
Value at end of period	$9.75
Number of accumulation units outstanding at end of period	165
PARNASSUS EQUITY INCOME FUND
(Funds were first received in this option during September 2013)
Value at beginning of period	$19.89
Value at end of period	$21.70
Number of accumulation units outstanding at end of period	414
TEMPLETON GLOBAL BOND FUND
(Funds were first received in this option during September 2013)
Value at beginning of period	$10.67
Value at end of period	$11.01
Number of accumulation units outstanding at end of period	1,937

TABLE 7
FOR CONTRACTS ISSUED UNDER 401(a) AND 403(b) PLANS
AND DEFERRED COMPENSATION CONTRACTS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.75%
(Selected data for accumulation units outstanding throughout each period)

	2013	2012	2011

ALGER GREEN FUND
Value at beginning of period	$15.16	$13.29	$14.13
Value at end of period	$20.27	$15.16	$13.29
Number of accumulation units outstanding at end of period	7,843	5,128	6,117
AMERICAN CENTURY® INFLATION-ADJUSTED BOND FUND
Value at beginning of period	$13.34	$12.60	$11.23
Value at end of period	$12.03	$13.34	$12.60
Number of accumulation units outstanding at end of period	117,915	177,327	142,894
AMERICAN MUTUAL FUND®
(Funds were first received in this option during September 2011)
Value at beginning of period	$11.74	$10.54	$9.67
Value at end of period	$14.90	$11.74	$10.54
Number of accumulation units outstanding at end of period	600	274	88
ARIEL FUND
Value at beginning of period	$18.12	$15.17	$17.24
Value at end of period	$26.02	$18.12	$15.17
Number of accumulation units outstanding at end of period	33,253	7,337	2,131

		CFI 12

Condensed Financial Information (continued)

	2013	2012	2011

ARTISAN INTERNATIONAL FUND
Value at beginning of period	$9.65	$7.76	$8.43
Value at end of period	$12.00	$9.65	$7.76
Number of accumulation units outstanding at end of period	25,069	5,587	3,213
ASTON/FAIRPOINTE MID CAP FUND
Value at beginning of period	$12.60	$10.90	$11.75
Value at end of period	$18.07	$12.60	$10.90
Number of accumulation units outstanding at end of period	71,374	5,915	5,735
COLUMBIA MID CAP VALUE FUND
Value at beginning of period	$10.73	$9.28	$9.77
Value at end of period	$14.39	$10.73	$9.28
Number of accumulation units outstanding at end of period	15,361	9,479	6,347
EUROPACIFIC GROWTH FUND®
Value at beginning of period	$17.67	$14.94	$17.42
Value at end of period	$21.08	$17.67	$14.94
Number of accumulation units outstanding at end of period	873,796	901,005	1,019,992
FIDELITY® VIP CONTRAFUND® PORTFOLIO
Value at beginning of period	$22.51	$19.48	$20.13
Value at end of period	$29.33	$22.51	$19.48
Number of accumulation units outstanding at end of period	1,060,903	1,050,981	1,137,377
FRANKLIN SMALL CAP VALUE SECURITIES FUND
Value at beginning of period	$22.12	$18.83	$19.71
Value at end of period	$29.92	$22.12	$18.83
Number of accumulation units outstanding at end of period	111,018	113,547	188,458
FUNDAMENTAL INVESTORSSM
Value at beginning of period	$10.37	$8.92	$9.16
Value at end of period	$13.53	$10.37	$8.92
Number of accumulation units outstanding at end of period	212,435	203,477	204,466
ING AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
(Funds were first received in this option during March 2013)
Value at beginning of period	$14.24
Value at end of period	$16.81
Number of accumulation units outstanding at end of period	16
ING CLARION REAL ESTATE PORTFOLIO
Value at beginning of period	$13.13	$11.45	$10.53
Value at end of period	$13.30	$13.13	$11.45
Number of accumulation units outstanding at end of period	307,333	228,126	179,483
ING GLOBAL RESOURCES PORTFOLIO
Value at beginning of period	$11.36	$11.78	$13.06
Value at end of period	$12.81	$11.36	$11.78
Number of accumulation units outstanding at end of period	214,088	263,307	300,929
ING GROWTH AND INCOME PORTFOLIO
Value at beginning of period	$11.33	$9.86	$9.96
Value at end of period	$14.69	$11.33	$9.86
Number of accumulation units outstanding at end of period	1,007,360	899,589	1,303,429
ING INDEX SOLUTION 2025 PORTFOLIO
(Funds were first received in this option during March 2013)
Value at beginning of period	$15.90
Value at end of period	$17.71
Number of accumulation units outstanding at end of period	243

		CFI 13

	Condensed Financial Information (continued)

	2013	2012	2011

ING INDEX SOLUTION 2035 PORTFOLIO
(Funds were first received in this option during March 2013)
Value at beginning of period	$16.55
Value at end of period	$19.02
Number of accumulation units outstanding at end of period	348
ING INDEX SOLUTION 2045 PORTFOLIO
(Funds were first received in this option during March 2013)
Value at beginning of period	$17.11
Value at end of period	$19.91
Number of accumulation units outstanding at end of period	482
ING INDEX SOLUTION 2055 PORTFOLIO
(Funds were first received in this option during March 2013)
Value at beginning of period	$13.47
Value at end of period	$15.68
Number of accumulation units outstanding at end of period	172
ING INTERMEDIATE BOND PORTFOLIO
Value at beginning of period	$20.29	$18.69	$17.51
Value at end of period	$20.12	$20.29	$18.69
Number of accumulation units outstanding at end of period	258,838	335,835	349,205
ING INTERNATIONAL INDEX PORTFOLIO
Value at beginning of period	$8.28	$7.03	$8.06
Value at end of period	$9.98	$8.28	$7.03
Number of accumulation units outstanding at end of period	49,620	53,917	94,695
ING INVESCO EQUITY AND INCOME PORTFOLIO
Value at beginning of period	$14.00	$12.83	$13.07
Value at end of period	$17.81	$14.00	$12.83
Number of accumulation units outstanding at end of period	315,283	319,311	411,802
ING INVESCO GROWTH AND INCOME PORTFOLIO
Value at beginning of period	$13.25	$11.65	$12.00
Value at end of period	$17.61	$13.25	$11.65
Number of accumulation units outstanding at end of period	104,366	92,052	90,259
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
Value at beginning of period	$23.50	$19.87	$24.50
Value at end of period	$21.98	$23.50	$19.87
Number of accumulation units outstanding at end of period	19,512	16,380	12,573
ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO
Value at beginning of period	$16.32	$13.85	$14.15
Value at end of period	$22.51	$16.32	$13.85
Number of accumulation units outstanding at end of period	39,276	19,736	14,260
ING LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during May 2013)
Value at beginning of period	$15.81
Value at end of period	$17.93
Number of accumulation units outstanding at end of period	57
ING MIDCAP OPPORTUNITIES PORTFOLIO
Value at beginning of period	$19.25	$16.99	$17.20
Value at end of period	$25.22	$19.25	$16.99
Number of accumulation units outstanding at end of period	337,918	252,066	149,790
ING MONEY MARKET PORTFOLIO
Value at beginning of period	$13.08	$13.18	$13.27
Value at end of period	$12.99	$13.08	$13.18
Number of accumulation units outstanding at end of period	1,031,911	867,098	935,309

		CFI 14

	Condensed Financial Information (continued)

	2013	2012	2011

ING OPPENHEIMER GLOBAL PORTFOLIO
Value at beginning of period	$15.09	$12.88	$14.13
Value at end of period	$19.04	$15.09	$12.88
Number of accumulation units outstanding at end of period	585,573	619,713	902,391
ING PIMCO TOTAL RETURN PORTFOLIO
(Funds were first received in this option during March 2013)
Value at beginning of period	$11.08
Value at end of period	$10.81
Number of accumulation units outstanding at end of period	3,530
ING PIONEER HIGH YIELD PORTFOLIO
Value at beginning of period	$17.44	$15.12	$15.34
Value at end of period	$19.44	$17.44	$15.12
Number of accumulation units outstanding at end of period	76,533	29,121	34,580
ING RUSSELLTM LARGE CAP INDEX PORTFOLIO
Value at beginning of period	$10.61	$9.25	$9.09
Value at end of period	$13.91	$10.61	$9.25
Number of accumulation units outstanding at end of period	59,841	60,057	37,050
ING RUSSELLTM MID CAP INDEX PORTFOLIO
Value at beginning of period	$11.60	$9.99	$10.26
Value at end of period	$15.46	$11.60	$9.99
Number of accumulation units outstanding at end of period	20,155	13,728	14,155
ING RUSSELLTM SMALL CAP INDEX PORTFOLIO
Value at beginning of period	$12.07	$10.48	$10.99
Value at end of period	$16.62	$12.07	$10.48
Number of accumulation units outstanding at end of period	18,079	11,038	9,278
ING SMALL COMPANY PORTFOLIO
Value at beginning of period	$24.09	$21.19	$21.90
Value at end of period	$32.93	$24.09	$21.19
Number of accumulation units outstanding at end of period	104,612	112,565	174,448
ING SMALLCAP OPPORTUNITIES PORTFOLIO
Value at beginning of period	$12.69	$11.10	$11.09
Value at end of period	$17.51	$12.69	$11.10
Number of accumulation units outstanding at end of period	49,736	26,721	16,464
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
Value at beginning of period	$16.16	$14.22	$13.93
Value at end of period	$19.60	$16.16	$14.22
Number of accumulation units outstanding at end of period	3,359,523	3,081,701	2,868,974
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
Value at beginning of period	$19.11	$16.43	$16.70
Value at end of period	$24.61	$19.11	$16.43
Number of accumulation units outstanding at end of period	69,534	67,391	50,329
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
Value at beginning of period	$9.21	$7.81	$8.94
Value at end of period	$11.00	$9.21	$7.81
Number of accumulation units outstanding at end of period	174,879	164,836	105,300
ING U.S. BOND INDEX PORTFOLIO
Value at beginning of period	$12.41	$12.04	$11.31
Value at end of period	$12.00	$12.41	$12.04
Number of accumulation units outstanding at end of period	21,315	27,027	29,210
ING U.S. STOCK INDEX PORTFOLIO
Value at beginning of period	$14.14	$12.30	$12.18
Value at end of period	$18.53	$14.14	$12.30
Number of accumulation units outstanding at end of period	4,641	5,777	2,966

		CFI 15

	Condensed Financial Information (continued)

	2013	2012	2011

INVESCO MID CAP CORE EQUITY FUND
Value at beginning of period	$14.01	$12.79	$13.74
Value at end of period	$17.96	$14.01	$12.79
Number of accumulation units outstanding at end of period	1,030	1,659	1,408
METWEST TOTAL RETURN BOND FUND
(Funds were first received in this option during May 2013)
Value at beginning of period	$9.85
Value at end of period	$9.74
Number of accumulation units outstanding at end of period	71,190
TEMPLETON GLOBAL BOND FUND
Value at beginning of period	$32.20	$28.02	$28.91
Value at end of period	$32.67	$32.20	$28.02
Number of accumulation units outstanding at end of period	880,016	893,765	891,261
THE GROWTH FUND OF AMERICA®
Value at beginning of period	$15.16	$12.67	$13.41
Value at end of period	$20.13	$15.16	$12.67
Number of accumulation units outstanding at end of period	1,216,034	1,208,645	1,226,026
USAA PRECIOUS METALS AND MINERALS FUND
(Funds were first received in this option during May 2011)
Value at beginning of period	$7.65	$8.76	$9.81
Value at end of period	$3.69	$7.65	$8.76
Number of accumulation units outstanding at end of period	178,020	48,427	48,109
WANGER SELECT
Value at beginning of period	$16.29	$13.86	$16.96
Value at end of period	$21.76	$16.29	$13.86
Number of accumulation units outstanding at end of period	283,027	314,224	347,803
WANGER USA
Value at beginning of period	$16.95	$14.23	$14.86
Value at end of period	$22.50	$16.95	$14.23
Number of accumulation units outstanding at end of period	107,493	107,173	126,160

		TABLE 8
	FOR CONTRACTS ISSUED UNDER 401(a) AND 403(b) PLANS WITH TOTAL
	SEPARATE ACCOUNT CHARGES OF 0.80%
	(Selected data for accumulation units outstanding throughout each period)

	2013	2012

AMERICAN MUTUAL FUND®
(Funds were first received in this option during September 2012)
Value at beginning of period	$11.73	$11.77
Value at end of period	$14.88	$11.73
Number of accumulation units outstanding at end of period	118	31
DELAWARE SMALL CAP VALUE FUND
(Funds were first received in this option during July 2013)
Value at beginning of period	$10.96
Value at end of period	$12.07
Number of accumulation units outstanding at end of period	1,763

		CFI 16

Condensed Financial Information (continued)

	2013	2012

ING AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
(Funds were first received in this option during December 2012)
Value at beginning of period	$12.84	$12.58
Value at end of period	$16.78	$12.84
Number of accumulation units outstanding at end of period	154	13
ING INDEX SOLUTION 2015 PORTFOLIO
(Funds were first received in this option during October 2012)
Value at beginning of period	$14.37	$14.27
Value at end of period	$15.67	$14.37
Number of accumulation units outstanding at end of period	728	345
ING LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2012)
Value at beginning of period	$13.81	$13.44
Value at end of period	$17.89	$13.81
Number of accumulation units outstanding at end of period	129	174
ING PIMCO TOTAL RETURN PORTFOLIO
(Funds were first received in this option during April 2012)
Value at beginning of period	$11.07	$10.57
Value at end of period	$10.80	$11.07
Number of accumulation units outstanding at end of period	134	41
METWEST TOTAL RETURN BOND FUND
(Funds were first received in this option during June 2013)
Value at beginning of period	$9.77
Value at end of period	$9.74
Number of accumulation units outstanding at end of period	14,298
TEMPLETON GLOBAL BOND FUND
(Funds were first received in this option during April 2012)
Value at beginning of period	$10.79	$9.99
Value at end of period	$10.94	$10.79
Number of accumulation units outstanding at end of period	79	392

TABLE 9 FOR DEFERRED COMPENSATION CONTRACTS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.80% (Selected data for accumulation units outstanding throughout each period)

	2013

ING MIDCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during March 2013)
Value at beginning of period	$20.92
Value at end of period	$25.06
Number of accumulation units outstanding at end of period	29,630

		CFI 17

Condensed Financial Information (continued)

ING SMALLCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during November 2013)
Value at beginning of period	$16.75
Value at end of period	$17.40
Number of accumulation units outstanding at end of period	55
USAA PRECIOUS METALS AND MINERALS FUND
(Funds were first received in this option during November 2013)
Value at beginning of period	$3.94
Value at end of period	$3.68
Number of accumulation units outstanding at end of period	30

TABLE 10
FOR CONTRACTS ISSUED UNDER 401(a) AND 403(b) PLANS AND
DEFERRED COMPENSATION CONTRACTS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.95%
(Selected data for accumulation units outstanding throughout each period)

	2013	2012	2011

ALGER GREEN FUND
Value at beginning of period	$15.05	$13.22	$14.09
Value at end of period	$20.08	$15.05	$13.22
Number of accumulation units outstanding at end of period	6,540	6,031	5,954
AMERICAN CENTURY® INFLATION-ADJUSTED BOND FUND
Value at beginning of period	$13.24	$12.53	$11.20
Value at end of period	$11.92	$13.24	$12.53
Number of accumulation units outstanding at end of period	79,219	122,142	94,773
AMERICAN MUTUAL FUND®
(Funds were first received in this option during November 2011)
Value at beginning of period	$11.69	$10.52	$10.34
Value at end of period	$14.81	$11.69	$10.52
Number of accumulation units outstanding at end of period	4,569	1,664	12
ARIEL FUND
Value at beginning of period	$12.10	$10.15	$11.56
Value at end of period	$17.34	$12.10	$10.15
Number of accumulation units outstanding at end of period	24,260	11,322	9,880
ARTISAN INTERNATIONAL FUND
Value at beginning of period	$9.55	$7.69	$8.37
Value at end of period	$11.84	$9.55	$7.69
Number of accumulation units outstanding at end of period	43,695	34,867	22,314
ASTON/FAIRPOINTE MID CAP FUND
Value at beginning of period	$12.53	$10.86	$11.74
Value at end of period	$17.93	$12.53	$10.86
Number of accumulation units outstanding at end of period	75,801	43,476	28,312
COLUMBIA MID CAP VALUE FUND
Value at beginning of period	$10.63	$9.21	$9.72
Value at end of period	$14.23	$10.63	$9.21
Number of accumulation units outstanding at end of period	9,355	12,442	12,903
DELAWARE SMALL CAP VALUE FUND
(Funds were first received in this option during June 2013)
Value at beginning of period	$10.35
Value at end of period	$12.06
Number of accumulation units outstanding at end of period	846

		CFI 18

	Condensed Financial Information (continued)

	2013	2012	2011

EUROPACIFIC GROWTH FUND®
Value at beginning of period	$17.37	$14.71	$17.19
Value at end of period	$20.68	$17.37	$14.71
Number of accumulation units outstanding at end of period	589,433	585,430	606,669
FIDELITY® VIP CONTRAFUND® PORTFOLIO
Value at beginning of period	$34.01	$29.50	$30.55
Value at end of period	$44.23	$34.01	$29.50
Number of accumulation units outstanding at end of period	1,001,571	1,036,706	1,130,087
FRANKLIN SMALL CAP VALUE SECURITIES FUND
Value at beginning of period	$21.62	$18.44	$19.34
Value at end of period	$29.18	$21.62	$18.44
Number of accumulation units outstanding at end of period	181,004	197,548	205,528
FUNDAMENTAL INVESTORSSM
Value at beginning of period	$10.27	$8.85	$9.11
Value at end of period	$13.38	$10.27	$8.85
Number of accumulation units outstanding at end of period	265,874	242,343	225,832
ING AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
(Funds were first received in this option during November 2011)
Value at beginning of period	$12.79	$11.08	$10.97
Value at end of period	$16.70	$12.79	$11.08
Number of accumulation units outstanding at end of period	751	253	48
ING CLARION REAL ESTATE PORTFOLIO
Value at beginning of period	$12.95	$11.32	$10.43
Value at end of period	$13.09	$12.95	$11.32
Number of accumulation units outstanding at end of period	220,076	223,684	180,241
ING GLOBAL RESOURCES PORTFOLIO
Value at beginning of period	$11.22	$11.66	$12.95
Value at end of period	$12.62	$11.22	$11.66
Number of accumulation units outstanding at end of period	339,849	380,456	453,274
ING GROWTH AND INCOME PORTFOLIO
Value at beginning of period	$18.19	$15.86	$16.05
Value at end of period	$23.54	$18.19	$15.86
Number of accumulation units outstanding at end of period	1,750,329	1,670,182	1,861,396
ING INDEX SOLUTION 2015 PORTFOLIO
(Funds were first received in this option during December 2011)
Value at beginning of period	$14.31	$13.08	$12.83
Value at end of period	$15.59	$14.31	$13.08
Number of accumulation units outstanding at end of period	14,644	697	157
ING INDEX SOLUTION 2025 PORTFOLIO
(Funds were first received in this option during October 2011)
Value at beginning of period	$15.12	$13.48	$13.93
Value at end of period	$17.58	$15.12	$13.48
Number of accumulation units outstanding at end of period	25,479	2,584	666
ING INDEX SOLUTION 2035 PORTFOLIO
(Funds were first received in this option during November 2011)
Value at beginning of period	$15.59	$13.63	$13.76
Value at end of period	$18.89	$15.59	$13.63
Number of accumulation units outstanding at end of period	8,815	1,430	300
ING INDEX SOLUTION 2045 PORTFOLIO
(Funds were first received in this option during October 2011)
Value at beginning of period	$16.05	$13.94	$13.95
Value at end of period	$19.76	$16.05	$13.94
Number of accumulation units outstanding at end of period	3,795	1,038	455

		CFI 19

	Condensed Financial Information (continued)

	2013	2012	2011

ING INDEX SOLUTION 2055 PORTFOLIO
(Funds were first received in this option during November 2011)
Value at beginning of period	$12.64	$10.98	$11.10
Value at end of period	$15.56	$12.64	$10.98
Number of accumulation units outstanding at end of period	1,039	219	35
ING INTERMEDIATE BOND PORTFOLIO
Value at beginning of period	$22.68	$20.93	$19.65
Value at end of period	$22.44	$22.68	$20.93
Number of accumulation units outstanding at end of period	553,721	554,849	571,135
ING INTERNATIONAL INDEX PORTFOLIO
Value at beginning of period	$8.21	$6.98	$8.02
Value at end of period	$9.87	$8.21	$6.98
Number of accumulation units outstanding at end of period	152,357	146,917	125,263
ING INVESCO EQUITY AND INCOME PORTFOLIO
Value at beginning of period	$13.78	$12.79	$13.05
Value at end of period	$17.06	$13.78	$12.79
Number of accumulation units outstanding at end of period	681,776	723,553	836,002
ING INVESCO GROWTH AND INCOME PORTFOLIO
Value at beginning of period	$13.05	$11.50	$11.87
Value at end of period	$17.31	$13.05	$11.50
Number of accumulation units outstanding at end of period	72,452	95,868	99,288
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
Value at beginning of period	$23.14	$19.61	$24.22
Value at end of period	$21.60	$23.14	$19.61
Number of accumulation units outstanding at end of period	73,942	94,605	88,188
ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO
Value at beginning of period	$16.07	$13.67	$13.99
Value at end of period	$22.12	$16.07	$13.67
Number of accumulation units outstanding at end of period	68,588	59,814	49,291
ING LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during October 2011)
Value at beginning of period	$13.76	$11.79	$11.86
Value at end of period	$17.80	$13.76	$11.79
Number of accumulation units outstanding at end of period	9,553	5,408	436
ING LARGE CAP VALUE PORTFOLIO
(Funds were first received in this option during September 2013)
Value at beginning of period	$10.24
Value at end of period	$11.24
Number of accumulation units outstanding at end of period	422
ING MIDCAP OPPORTUNITIES PORTFOLIO
Value at beginning of period	$18.82	$16.64	$16.88
Value at end of period	$24.60	$18.82	$16.64
Number of accumulation units outstanding at end of period	222,785	128,908	104,620
ING MONEY MARKET PORTFOLIO
Value at beginning of period	$13.87	$14.00	$14.13
Value at end of period	$13.75	$13.87	$14.00
Number of accumulation units outstanding at end of period	578,941	546,739	707,063
ING OPPENHEIMER GLOBAL PORTFOLIO
Value at beginning of period	$15.48	$12.84	$14.11
Value at end of period	$19.50	$15.48	$12.84
Number of accumulation units outstanding at end of period	1,172,737	1,264,374	1,437,522

		CFI 20

	Condensed Financial Information (continued)

	2013	2012	2011

ING PIMCO TOTAL RETURN PORTFOLIO
(Funds were first received in this option during November 2011)
Value at beginning of period	$11.03	$10.29	$10.17
Value at end of period	$10.74	$11.03	$10.29
Number of accumulation units outstanding at end of period	9,544	10,115	314
ING PIONEER HIGH YIELD PORTFOLIO
Value at beginning of period	$17.21	$14.95	$15.20
Value at end of period	$19.15	$17.21	$14.95
Number of accumulation units outstanding at end of period	106,379	102,787	78,885
ING RUSSELLTM LARGE CAP INDEX PORTFOLIO
Value at beginning of period	$10.52	$9.19	$9.04
Value at end of period	$13.75	$10.52	$9.19
Number of accumulation units outstanding at end of period	147,468	115,917	94,922
ING RUSSELLTM MID CAP INDEX PORTFOLIO
Value at beginning of period	$11.50	$9.92	$10.20
Value at end of period	$15.28	$11.50	$9.92
Number of accumulation units outstanding at end of period	49,813	34,477	35,014
ING RUSSELLTM SMALL CAP INDEX PORTFOLIO
Value at beginning of period	$11.96	$10.40	$10.93
Value at end of period	$16.44	$11.96	$10.40
Number of accumulation units outstanding at end of period	28,961	15,352	17,258
ING SMALL COMPANY PORTFOLIO
Value at beginning of period	$35.04	$30.89	$31.98
Value at end of period	$47.82	$35.04	$30.89
Number of accumulation units outstanding at end of period	131,791	135,275	137,528
ING SMALLCAP OPPORTUNITIES PORTFOLIO
Value at beginning of period	$12.40	$10.87	$10.88
Value at end of period	$17.08	$12.40	$10.87
Number of accumulation units outstanding at end of period	87,312	73,862	72,009
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
Value at beginning of period	$15.91	$14.03	$13.77
Value at end of period	$19.26	$15.91	$14.03
Number of accumulation units outstanding at end of period	1,329,995	1,183,144	1,109,412
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
Value at beginning of period	$18.70	$16.10	$16.40
Value at end of period	$24.03	$18.70	$16.10
Number of accumulation units outstanding at end of period	194,908	174,723	163,826
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
Value at beginning of period	$9.13	$7.75	$8.89
Value at end of period	$10.87	$9.13	$7.75
Number of accumulation units outstanding at end of period	349,489	347,947	275,242
ING U.S. BOND INDEX PORTFOLIO
Value at beginning of period	$12.29	$11.95	$11.25
Value at end of period	$11.87	$12.29	$11.95
Number of accumulation units outstanding at end of period	30,621	35,456	36,942
ING U.S. STOCK INDEX PORTFOLIO
Value at beginning of period	$13.90	$12.12	$12.02
Value at end of period	$18.18	$13.90	$12.12
Number of accumulation units outstanding at end of period	4,584	2,454	2,666
INVESCO MID CAP CORE EQUITY FUND
Value at beginning of period	$13.91	$12.72	$13.70
Value at end of period	$17.80	$13.91	$12.72
Number of accumulation units outstanding at end of period	10,424	14,464	12,716

		CFI 21

Condensed Financial Information (continued)

	2013	2012	2011

METWEST TOTAL RETURN BOND FUND
(Funds were first received in this option during July 2013)
Value at beginning of period	$9.61
Value at end of period	$9.73
Number of accumulation units outstanding at end of period	18,566
TEMPLETON GLOBAL BOND FUND
Value at beginning of period	$21.15	$18.44	$19.06
Value at end of period	$21.41	$21.15	$18.44
Number of accumulation units outstanding at end of period	678,748	697,235	699,955
THE GROWTH FUND OF AMERICA®
Value at beginning of period	$14.89	$12.47	$13.24
Value at end of period	$19.74	$14.89	$12.47
Number of accumulation units outstanding at end of period	1,044,667	997,051	1,014,665
USAA PRECIOUS METALS AND MINERALS FUND
(Funds were first received in this option during May 2011)
Value at beginning of period	$7.62	$8.75	$9.70
Value at end of period	$3.67	$7.62	$8.75
Number of accumulation units outstanding at end of period	121,325	52,541	43,049
WANGER SELECT
Value at beginning of period	$16.01	$13.65	$16.74
Value at end of period	$21.35	$16.01	$13.65
Number of accumulation units outstanding at end of period	191,907	223,821	229,080
WANGER USA
Value at beginning of period	$16.66	$14.01	$14.66
Value at end of period	$22.07	$16.66	$14.01
Number of accumulation units outstanding at end of period	63,963	73,015	79,950

TABLE 11
FOR CONTRACTS ISSUED UNDER 401(k) and 403(b) PLANS AND
DEFERRED COMPENSATION CONTRACTS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 1.00%
(Selected data for accumulation units outstanding throughout each period)

	2013	2012	2011

ALGER GREEN FUND
Value at beginning of period	$15.02	$13.21	$14.07
Value at end of period	$20.04	$15.02	$13.21
Number of accumulation units outstanding at end of period	39,673	35,164	25,734
AMERICAN CENTURY® INFLATION-ADJUSTED BOND FUND
Value at beginning of period	$13.22	$12.52	$11.19
Value at end of period	$11.89	$13.22	$12.52
Number of accumulation units outstanding at end of period	492,093	591,153	419,596
AMERICAN MUTUAL FUND®
(Funds were first received in this option during July 2011)
Value at beginning of period	$11.68	$10.51	$10.82
Value at end of period	$14.78	$11.68	$10.51
Number of accumulation units outstanding at end of period	819	342	267
ARIEL FUND
Value at beginning of period	$12.09	$10.15	$11.56
Value at end of period	$17.31	$12.09	$10.15
Number of accumulation units outstanding at end of period	113,838	31,318	21,326

		CFI 22

Condensed Financial Information (continued)

	2013	2012	2011

ARTISAN INTERNATIONAL FUND
Value at beginning of period	$9.52	$7.67	$8.35
Value at end of period	$11.80	$9.52	$7.67
Number of accumulation units outstanding at end of period	189,216	68,700	67,626
ASTON/FAIRPOINTE MID CAP FUND
Value at beginning of period	$12.51	$10.85	$11.73
Value at end of period	$17.90	$12.51	$10.85
Number of accumulation units outstanding at end of period	411,224	251,081	151,639
COLUMBIA MID CAP VALUE FUND
Value at beginning of period	$10.61	$9.20	$9.70
Value at end of period	$14.19	$10.61	$9.20
Number of accumulation units outstanding at end of period	64,315	68,807	75,847
DELAWARE SMALL CAP VALUE FUND
(Funds were first received in this option during May 2013)
Value at beginning of period	$10.43
Value at end of period	$12.05
Number of accumulation units outstanding at end of period	266
EUROPACIFIC GROWTH FUND®
Value at beginning of period	$17.30	$14.65	$17.13
Value at end of period	$20.58	$17.30	$14.65
Number of accumulation units outstanding at end of period	2,658,792	2,736,978	2,878,122
FIDELITY® VIP CONTRAFUND® PORTFOLIO
Value at beginning of period	$33.73	$29.27	$30.33
Value at end of period	$43.84	$33.73	$29.27
Number of accumulation units outstanding at end of period	3,086,792	3,135,098	3,164,441
FRANKLIN SMALL CAP VALUE SECURITIES FUND
Value at beginning of period	$21.50	$18.34	$19.25
Value at end of period	$29.00	$21.50	$18.34
Number of accumulation units outstanding at end of period	689,000	679,825	713,462
FUNDAMENTAL INVESTORSSM
Value at beginning of period	$10.25	$8.84	$9.10
Value at end of period	$13.34	$10.25	$8.84
Number of accumulation units outstanding at end of period	610,487	588,206	649,765
ING AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
(Funds were first received in this option during July 2012)
Value at beginning of period	$12.78	$11.72
Value at end of period	$16.67	$12.78
Number of accumulation units outstanding at end of period	15,044	3,524
ING CLARION REAL ESTATE PORTFOLIO
Value at beginning of period	$12.91	$11.29	$10.41
Value at end of period	$13.04	$12.91	$11.29
Number of accumulation units outstanding at end of period	817,575	866,048	733,225
ING GLOBAL RESOURCES PORTFOLIO
Value at beginning of period	$11.18	$11.63	$12.93
Value at end of period	$12.58	$11.18	$11.63
Number of accumulation units outstanding at end of period	972,205	1,115,114	1,233,632
ING GROWTH AND INCOME PORTFOLIO
Value at beginning of period	$18.04	$15.74	$15.94
Value at end of period	$23.33	$18.04	$15.74
Number of accumulation units outstanding at end of period	2,980,033	2,784,865	3,122,470

		CFI 23

Condensed Financial Information (continued)

	2013	2012	2011

ING INDEX SOLUTION 2015 PORTFOLIO
(Funds were first received in this option during July 2011)
Value at beginning of period	$14.29	$13.07	$13.58
Value at end of period	$15.56	$14.29	$13.07
Number of accumulation units outstanding at end of period	524	5,508	372
ING INDEX SOLUTION 2025 PORTFOLIO
(Funds were first received in this option during July 2011)
Value at beginning of period	$15.10	$13.47	$14.52
Value at end of period	$17.55	$15.10	$13.47
Number of accumulation units outstanding at end of period	1,837	7,139	420
ING INDEX SOLUTION 2035 PORTFOLIO
(Funds were first received in this option during July 2011)
Value at beginning of period	$15.57	$13.62	$15.01
Value at end of period	$18.85	$15.57	$13.62
Number of accumulation units outstanding at end of period	12,254	3,906	65
ING INTERMEDIATE BOND PORTFOLIO
Value at beginning of period	$22.49	$20.77	$19.50
Value at end of period	$22.24	$22.49	$20.77
Number of accumulation units outstanding at end of period	1,277,382	1,467,500	1,403,969
ING INTERNATIONAL INDEX PORTFOLIO
Value at beginning of period	$8.19	$6.97	$8.01
Value at end of period	$9.84	$8.19	$6.97
Number of accumulation units outstanding at end of period	403,035	334,897	320,786
ING INVESCO EQUITY AND INCOME PORTFOLIO
Value at beginning of period	$13.73	$12.74	$13.01
Value at end of period	$16.98	$13.73	$12.74
Number of accumulation units outstanding at end of period	2,046,895	2,067,923	2,112,686
ING INVESCO GROWTH AND INCOME PORTFOLIO
Value at beginning of period	$13.00	$11.46	$11.83
Value at end of period	$17.23	$13.00	$11.46
Number of accumulation units outstanding at end of period	291,884	259,812	279,345
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
Value at beginning of period	$23.05	$19.55	$24.15
Value at end of period	$21.51	$23.05	$19.55
Number of accumulation units outstanding at end of period	152,399	168,724	159,498
ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO
Value at beginning of period	$16.01	$13.62	$13.95
Value at end of period	$22.02	$16.01	$13.62
Number of accumulation units outstanding at end of period	166,219	93,630	51,309
ING LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during July 2011)
Value at beginning of period	$13.74	$11.78	$12.64
Value at end of period	$17.77	$13.74	$11.78
Number of accumulation units outstanding at end of period	1,169	6,513	1,230
ING LARGE CAP VALUE PORTFOLIO
(Funds were first received in this option during October 2013)
Value at beginning of period	$10.69
Value at end of period	$11.23
Number of accumulation units outstanding at end of period	7,913
ING MIDCAP OPPORTUNITIES PORTFOLIO
Value at beginning of period	$18.71	$16.55	$16.80
Value at end of period	$24.45	$18.71	$16.55
Number of accumulation units outstanding at end of period	801,153	623,094	331,079

		CFI 24

	Condensed Financial Information (continued)

	2013	2012	2011

ING MONEY MARKET PORTFOLIO
Value at beginning of period	$13.76	$13.89	$14.03
Value at end of period	$13.62	$13.76	$13.89
Number of accumulation units outstanding at end of period	2,746,407	2,686,771	3,191,766
ING OPPENHEIMER GLOBAL PORTFOLIO
Value at beginning of period	$15.42	$12.80	$14.07
Value at end of period	$19.41	$15.42	$12.80
Number of accumulation units outstanding at end of period	3,485,355	3,562,566	3,801,021
ING PIMCO TOTAL RETURN PORTFOLIO
(Funds were first received in this option during July 2011)
Value at beginning of period	$11.01	$10.28	$10.29
Value at end of period	$10.72	$11.01	$10.28
Number of accumulation units outstanding at end of period	3,614	7,246	452
ING PIONEER HIGH YIELD PORTFOLIO
Value at beginning of period	$17.15	$14.91	$15.17
Value at end of period	$19.07	$17.15	$14.91
Number of accumulation units outstanding at end of period	318,955	230,657	198,670
ING RUSSELLTM LARGE CAP INDEX PORTFOLIO
Value at beginning of period	$10.49	$9.17	$9.03
Value at end of period	$13.72	$10.49	$9.17
Number of accumulation units outstanding at end of period	415,194	311,379	215,476
ING RUSSELLTM MID CAP INDEX PORTFOLIO
Value at beginning of period	$11.47	$9.90	$10.19
Value at end of period	$15.24	$11.47	$9.90
Number of accumulation units outstanding at end of period	296,380	211,416	173,172
ING RUSSELLTM SMALL CAP INDEX PORTFOLIO
Value at beginning of period	$11.93	$10.39	$10.92
Value at end of period	$16.39	$11.93	$10.39
Number of accumulation units outstanding at end of period	299,111	202,565	173,908
ING SMALL COMPANY PORTFOLIO
Value at beginning of period	$34.77	$30.67	$31.76
Value at end of period	$47.42	$34.77	$30.67
Number of accumulation units outstanding at end of period	451,643	472,664	521,379
ING SMALLCAP OPPORTUNITIES PORTFOLIO
Value at beginning of period	$12.33	$10.81	$10.83
Value at end of period	$16.97	$12.33	$10.81
Number of accumulation units outstanding at end of period	537,316	403,013	341,819
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
Value at beginning of period	$15.85	$13.99	$13.73
Value at end of period	$19.18	$15.85	$13.99
Number of accumulation units outstanding at end of period	5,435,817	4,947,953	4,342,117
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
Value at beginning of period	$18.61	$16.04	$16.34
Value at end of period	$23.90	$18.61	$16.04
Number of accumulation units outstanding at end of period	422,450	420,961	393,593
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
Value at beginning of period	$9.11	$7.74	$8.88
Value at end of period	$10.84	$9.11	$7.74
Number of accumulation units outstanding at end of period	1,227,483	1,345,055	1,000,279
ING U.S. BOND INDEX PORTFOLIO
Value at beginning of period	$12.26	$11.93	$11.24
Value at end of period	$11.83	$12.26	$11.93
Number of accumulation units outstanding at end of period	86,682	82,672	79,019

		CFI 25

Condensed Financial Information (continued)

	2013	2012	2011

ING U.S. STOCK INDEX PORTFOLIO
Value at beginning of period	$13.84	$12.07	$11.98
Value at end of period	$18.09	$13.84	$12.07
Number of accumulation units outstanding at end of period	9,525	2,839	21,652
INVESCO MID CAP CORE EQUITY FUND
Value at beginning of period	$16.93	$15.49	$16.69
Value at end of period	$21.65	$16.93	$15.49
Number of accumulation units outstanding at end of period	29,718	34,235	35,891
METWEST TOTAL RETURN BOND FUND
(Funds were first received in this option during July 2013)
Value at beginning of period	$9.59
Value at end of period	$9.73
Number of accumulation units outstanding at end of period	62,207
PARNASSUS EQUITY INCOME FUND
(Funds were first received in this option during January 2013)
Value at beginning of period	$17.12
Value at end of period	$21.36
Number of accumulation units outstanding at end of period	46
TEMPLETON GLOBAL BOND FUND
Value at beginning of period	$21.06	$18.37	$19.00
Value at end of period	$21.31	$21.06	$18.37
Number of accumulation units outstanding at end of period	2,575,397	2,596,041	2,540,197
THE GROWTH FUND OF AMERICA®
Value at beginning of period	$14.83	$12.43	$13.19
Value at end of period	$19.65	$14.83	$12.43
Number of accumulation units outstanding at end of period	3,070,169	3,142,962	3,449,060
USAA PRECIOUS METALS AND MINERALS FUND
(Funds were first received in this option during May 2011)
Value at beginning of period	$7.61	$8.75	$9.81
Value at end of period	$3.66	$7.61	$8.75
Number of accumulation units outstanding at end of period	376,742	268,859	110,537
WANGER SELECT
Value at beginning of period	$15.94	$13.59	$16.68
Value at end of period	$21.24	$15.94	$13.59
Number of accumulation units outstanding at end of period	783,984	861,491	928,404
WANGER USA
Value at beginning of period	$16.59	$13.96	$14.61
Value at end of period	$21.97	$16.59	$13.96
Number of accumulation units outstanding at end of period	787,098	870,892	866,682

TABLE 12 FOR CONTRACTS ISSUED UNDER 403(b) PLANS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 1.10% (Selected data for accumulation units outstanding throughout each period)

	2013	2012	2011

ALGER GREEN FUND
Value at beginning of period	$14.97	$13.17	$14.05
Value at end of period	$19.94	$14.97	$13.17
Number of accumulation units outstanding at end of period	1,263	424	669

		CFI 26

Condensed Financial Information (continued)

	2013	2012	2011

AMERICAN CENTURY® INFLATION-ADJUSTED BOND FUND
Value at beginning of period	$13.17	$12.48	$11.17
Value at end of period	$11.84	$13.17	$12.48
Number of accumulation units outstanding at end of period	42,630	37,516	13,100
AMERICAN MUTUAL FUND®
(Funds were first received in this option during November 2012)
Value at beginning of period	$11.65	$11.35
Value at end of period	$14.74	$11.65
Number of accumulation units outstanding at end of period	198	10
ARIEL FUND
Value at beginning of period	$12.05	$10.13	$11.55
Value at end of period	$17.25	$12.05	$10.13
Number of accumulation units outstanding at end of period	14,380	4,776	2,226
ARTISAN INTERNATIONAL FUND
Value at beginning of period	$9.46	$7.63	$8.32
Value at end of period	$11.72	$9.46	$7.63
Number of accumulation units outstanding at end of period	2,571	3,572	1,717
ASTON/FAIRPOINTE MID CAP FUND
Value at beginning of period	$12.48	$10.84	$11.72
Value at end of period	$17.84	$12.48	$10.84
Number of accumulation units outstanding at end of period	13,104	4,991	2,133
COLUMBIA MID CAP VALUE FUND
Value at beginning of period	$10.56	$9.16	$9.68
Value at end of period	$14.11	$10.56	$9.16
Number of accumulation units outstanding at end of period	1,690	2,607	1,943
EUROPACIFIC GROWTH FUND®
Value at beginning of period	$17.15	$14.54	$17.02
Value at end of period	$20.38	$17.15	$14.54
Number of accumulation units outstanding at end of period	86,715	77,431	68,024
FIDELITY® VIP CONTRAFUND® PORTFOLIO
Value at beginning of period	$33.17	$28.81	$29.88
Value at end of period	$43.08	$33.17	$28.81
Number of accumulation units outstanding at end of period	218,850	220,953	234,868
FRANKLIN SMALL CAP VALUE SECURITIES FUND
Value at beginning of period	$21.25	$18.15	$19.07
Value at end of period	$28.64	$21.25	$18.15
Number of accumulation units outstanding at end of period	36,590	31,445	33,412
FUNDAMENTAL INVESTORSSM
Value at beginning of period	$10.20	$8.80	$9.08
Value at end of period	$13.26	$10.20	$8.80
Number of accumulation units outstanding at end of period	33,384	36,185	32,043
ING AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
(Funds were first received in this option during November 2011)
Value at beginning of period	$12.75	$11.05	$10.79
Value at end of period	$16.61	$12.75	$11.05
Number of accumulation units outstanding at end of period	4,818	1,188	85
ING CLARION REAL ESTATE PORTFOLIO
Value at beginning of period	$12.82	$11.22	$10.36
Value at end of period	$12.94	$12.82	$11.22
Number of accumulation units outstanding at end of period	21,605	19,865	16,742
ING GLOBAL RESOURCES PORTFOLIO
Value at beginning of period	$11.12	$11.57	$12.87
Value at end of period	$12.49	$11.12	$11.57
Number of accumulation units outstanding at end of period	65,145	63,329	64,177

		CFI 27

	Condensed Financial Information (continued)

	2013	2012	2011

ING GROWTH AND INCOME PORTFOLIO
Value at beginning of period	$17.74	$15.49	$15.71
Value at end of period	$22.92	$17.74	$15.49
Number of accumulation units outstanding at end of period	195,439	163,608	227,292
ING INDEX SOLUTION 2055 PORTFOLIO
(Funds were first received in this option during October 2012)
Value at beginning of period	$12.59	$12.18
Value at end of period	$15.48	$12.59
Number of accumulation units outstanding at end of period	153	56
ING INTERMEDIATE BOND PORTFOLIO
Value at beginning of period	$22.12	$20.44	$19.22
Value at end of period	$21.85	$22.12	$20.44
Number of accumulation units outstanding at end of period	73,516	89,949	92,326
ING INTERNATIONAL INDEX PORTFOLIO
Value at beginning of period	$8.15	$6.94	$7.99
Value at end of period	$9.79	$8.15	$6.94
Number of accumulation units outstanding at end of period	31,094	30,957	23,367
ING INVESCO EQUITY AND INCOME PORTFOLIO
Value at beginning of period	$13.62	$12.65	$12.93
Value at end of period	$17.44	$13.62	$12.65
Number of accumulation units outstanding at end of period	185,170	226,598	246,727
ING INVESCO GROWTH AND INCOME PORTFOLIO
Value at beginning of period	$12.90	$11.38	$11.76
Value at end of period	$17.08	$12.90	$11.38
Number of accumulation units outstanding at end of period	9,502	6,077	8,393
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
Value at beginning of period	$22.87	$19.41	$24.02
Value at end of period	$21.32	$22.87	$19.41
Number of accumulation units outstanding at end of period	20,262	13,672	17,635
ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO
Value at beginning of period	$15.89	$13.53	$13.87
Value at end of period	$21.83	$15.89	$13.53
Number of accumulation units outstanding at end of period	12,348	8,280	2,634
ING LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during March 2012)
Value at beginning of period	$13.70	$13.66
Value at end of period	$17.70	$13.70
Number of accumulation units outstanding at end of period	5,626	1,038
ING MIDCAP OPPORTUNITIES PORTFOLIO
Value at beginning of period	$18.50	$16.38	$16.64
Value at end of period	$24.14	$18.50	$16.38
Number of accumulation units outstanding at end of period	49,948	27,561	20,661
ING MONEY MARKET PORTFOLIO
Value at beginning of period	$13.53	$13.68	$13.83
Value at end of period	$13.39	$13.53	$13.68
Number of accumulation units outstanding at end of period	154,436	210,844	189,340
ING OPPENHEIMER GLOBAL PORTFOLIO
Value at beginning of period	$15.30	$12.71	$13.99
Value at end of period	$18.46	$15.30	$12.71
Number of accumulation units outstanding at end of period	318,262	327,230	357,520

		CFI 28

	Condensed Financial Information (continued)

	2013	2012	2011

ING PIMCO TOTAL RETURN PORTFOLIO
(Funds were first received in this option during September 2012)
Value at beginning of period	$10.99	$10.87
Value at end of period	$10.69	$10.99
Number of accumulation units outstanding at end of period	7,601	1,251
ING PIONEER HIGH YIELD PORTFOLIO
Value at beginning of period	$17.04	$14.82	$15.10
Value at end of period	$18.93	$17.04	$14.82
Number of accumulation units outstanding at end of period	20,746	13,962	10,056
ING RUSSELLTM LARGE CAP INDEX PORTFOLIO
Value at beginning of period	$10.44	$9.14	$9.01
Value at end of period	$13.64	$10.44	$9.14
Number of accumulation units outstanding at end of period	44,641	30,746	14,946
ING RUSSELLTM MID CAP INDEX PORTFOLIO
Value at beginning of period	$11.42	$9.86	$10.16
Value at end of period	$15.15	$11.42	$9.86
Number of accumulation units outstanding at end of period	6,461	3,604	4,014
ING RUSSELLTM SMALL CAP INDEX PORTFOLIO
Value at beginning of period	$11.88	$10.35	$10.89
Value at end of period	$16.30	$11.88	$10.35
Number of accumulation units outstanding at end of period	13,121	5,605	5,463
ING SMALL COMPANY PORTFOLIO
Value at beginning of period	$34.23	$30.22	$31.33
Value at end of period	$46.63	$34.23	$30.22
Number of accumulation units outstanding at end of period	25,269	25,246	27,295
ING SMALLCAP OPPORTUNITIES PORTFOLIO
Value at beginning of period	$12.19	$10.70	$10.73
Value at end of period	$16.76	$12.19	$10.70
Number of accumulation units outstanding at end of period	14,940	11,044	10,401
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
Value at beginning of period	$15.73	$13.89	$13.65
Value at end of period	$19.01	$15.73	$13.89
Number of accumulation units outstanding at end of period	199,485	153,090	131,986
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
Value at beginning of period	$18.43	$15.90	$16.22
Value at end of period	$23.65	$18.43	$15.90
Number of accumulation units outstanding at end of period	41,774	42,825	53,577
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
Value at beginning of period	$9.06	$7.71	$8.85
Value at end of period	$10.78	$9.06	$7.71
Number of accumulation units outstanding at end of period	66,347	79,859	55,304
ING U.S. BOND INDEX PORTFOLIO
Value at beginning of period	$12.21	$11.88	$11.21
Value at end of period	$11.77	$12.21	$11.88
Number of accumulation units outstanding at end of period	11,119	12,982	13,006
INVESCO MID CAP CORE EQUITY FUND
Value at beginning of period	$13.83	$12.67	$13.66
Value at end of period	$17.67	$13.83	$12.67
Number of accumulation units outstanding at end of period	460	597	1,395
METWEST TOTAL RETURN BOND FUND
(Funds were first received in this option during September 2013)
Value at beginning of period	$9.69
Value at end of period	$9.72
Number of accumulation units outstanding at end of period	1,193

		CFI 29

	Condensed Financial Information (continued)

	2013	2012	2011

PARNASSUS EQUITY INCOME FUND
(Funds were first received in this option during November 2012)
Value at beginning of period	$16.06	$15.51
Value at end of period	$21.28	$16.06
Number of accumulation units outstanding at end of period	112	46
TEMPLETON GLOBAL BOND FUND
Value at beginning of period	$20.88	$18.23	$18.87
Value at end of period	$21.11	$20.88	$18.23
Number of accumulation units outstanding at end of period	48,483	50,799	44,116
THE GROWTH FUND OF AMERICA®
Value at beginning of period	$14.70	$12.33	$13.10
Value at end of period	$19.46	$14.70	$12.33
Number of accumulation units outstanding at end of period	105,729	109,479	127,160
USAA PRECIOUS METALS AND MINERALS FUND
(Funds were first received in this option during July 2011)
Value at beginning of period	$7.60	$8.74	$10.65
Value at end of period	$3.65	$7.60	$8.74
Number of accumulation units outstanding at end of period	14,408	12,397	5,804
WANGER SELECT
Value at beginning of period	$15.81	$13.49	$16.57
Value at end of period	$21.04	$15.81	$13.49
Number of accumulation units outstanding at end of period	21,803	22,443	22,873
WANGER USA
Value at beginning of period	$16.44	$13.85	$14.51
Value at end of period	$21.75	$16.44	$13.85
Number of accumulation units outstanding at end of period	15,750	18,581	19,229

		TABLE 13
	FOR CONTRACTS ISSUED UNDER 403(b) PLANS WITH TOTAL
	SEPARATE ACCOUNT CHARGES OF 1.20%
	(Selected data for accumulation units outstanding throughout each period)

	2013	2012

AMERICAN MUTUAL FUND®
(Funds were first received in this option during August 2012)
Value at beginning of period	$11.63	$11.50
Value at end of period	$14.69	$11.63
Number of accumulation units outstanding at end of period	73	47
ARIEL FUND
(Funds were first received in this option during April 2012)
Value at beginning of period	$12.02	$11.18
Value at end of period	$17.19	$12.02
Number of accumulation units outstanding at end of period	7	19
ING AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
(Funds were first received in this option during January 2012)
Value at beginning of period	$12.71	$11.61
Value at end of period	$16.56	$12.71
Number of accumulation units outstanding at end of period	4	4

		CFI 30

	Condensed Financial Information (continued)

	2013	2012

ING INDEX SOLUTION 2025 PORTFOLIO
(Funds were first received in this option during September 2013)
Value at beginning of period	$16.66
Value at end of period	$17.43
Number of accumulation units outstanding at end of period	88
ING INDEX SOLUTION 2035 PORTFOLIO
(Funds were first received in this option during August 2013)
Value at beginning of period	$17.15
Value at end of period	$18.72
Number of accumulation units outstanding at end of period	659
ING INDEX SOLUTION 2045 PORTFOLIO
(Funds were first received in this option during December 2012)
Value at beginning of period	$15.95	$15.64
Value at end of period	$19.59	$15.95
Number of accumulation units outstanding at end of period	863	22
ING INDEX SOLUTION 2055 PORTFOLIO
(Funds were first received in this option during August 2013)
Value at beginning of period	$14.02
Value at end of period	$15.42
Number of accumulation units outstanding at end of period	933
ING LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during July 2012)
Value at beginning of period	$13.67	$13.25
Value at end of period	$17.64	$13.67
Number of accumulation units outstanding at end of period	257	1,905
ING PIMCO TOTAL RETURN PORTFOLIO
(Funds were first received in this option during January 2012)
Value at beginning of period	$10.96	$10.45
Value at end of period	$10.65	$10.96
Number of accumulation units outstanding at end of period	1,490	1,395
ING U.S. STOCK INDEX PORTFOLIO
(Funds were first received in this option during January 2012)
Value at beginning of period	$13.60	$12.41
Value at end of period	$17.74	$13.60
Number of accumulation units outstanding at end of period	1,414	926
INVESCO MID CAP CORE EQUITY FUND
(Funds were first received in this option during February 2012)
Value at beginning of period	$13.78	$13.99
Value at end of period	$17.59	$13.78
Number of accumulation units outstanding at end of period	6	2
PARNASSUS EQUITY INCOME FUND
(Funds were first received in this option during January 2012)
Value at beginning of period	$16.01	$14.33
Value at end of period	$21.21	$16.01
Number of accumulation units outstanding at end of period	1,046	792
TEMPLETON GLOBAL BOND FUND
(Funds were first received in this option during January 2012)
Value at beginning of period	$10.72	$9.58
Value at end of period	$10.83	$10.72
Number of accumulation units outstanding at end of period	4,686	2,437

		CFI 31

Condensed Financial Information (continued)

TABLE 14
FOR CERTAIN CONTRACTS ISSUED UNDER 401(a) PLANS AND
CERTAIN DEFERRED COMPENSATION CONTRACTS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 1.25%
(Selected data for accumulation units outstanding throughout each period)

	2013	2012

ALGER GREEN FUND
Value at beginning of period	$14.88	$13.12
Value at end of period	$19.81	$14.88
Number of accumulation units outstanding at end of period	39,402	30,680
AMERICAN CENTURY® INFLATION-ADJUSTED BOND FUND
Value at beginning of period	$13.10	$12.43
Value at end of period	$11.76	$13.10
Number of accumulation units outstanding at end of period	408,029	647,130
AMERICAN MUTUAL FUND®
Value at beginning of period	$11.62	$10.48
Value at end of period	$14.67	$11.62
Number of accumulation units outstanding at end of period	143	35
ARIEL FUND
Value at beginning of period	$12.01	$10.10
Value at end of period	$17.15	$12.01
Number of accumulation units outstanding at end of period	192,705	66,427
ARTISAN INTERNATIONAL FUND
Value at beginning of period	$9.11	$7.35
Value at end of period	$11.26	$9.11
Number of accumulation units outstanding at end of period	395,930	208,888
ASTON/FAIRPOINTE MID CAP FUND
Value at beginning of period	$12.43	$10.81
Value at end of period	$17.74	$12.43
Number of accumulation units outstanding at end of period	373,361	189,894
COLUMBIA MID CAP VALUE FUND
Value at beginning of period	$10.48	$9.11
Value at end of period	$13.99	$10.48
Number of accumulation units outstanding at end of period	88,455	74,528
DELAWARE SMALL CAP VALUE FUND
(Funds were first received in this option during June 2013)
Value at beginning of period	$10.35
Value at end of period	$12.03
Number of accumulation units outstanding at end of period	3,842
EUROPACIFIC GROWTH FUND®
Value at beginning of period	$16.92	$14.38
Value at end of period	$20.09	$16.92
Number of accumulation units outstanding at end of period	2,644,801	2,823,848
FIDELITY® VIP CONTRAFUND® PORTFOLIO
Value at beginning of period	$35.91	$31.24
Value at end of period	$46.56	$35.91
Number of accumulation units outstanding at end of period	5,517,345	5,998,782
FRANKLIN SMALL CAP VALUE SECURITIES FUND
Value at beginning of period	$20.89	$17.87
Value at end of period	$28.11	$20.89
Number of accumulation units outstanding at end of period	909,417	954,573

		CFI 32

	Condensed Financial Information (continued)

	2013	2012

FUNDAMENTAL INVESTORSSM
Value at beginning of period	$10.13	$8.76
Value at end of period	$13.15	$10.13
Number of accumulation units outstanding at end of period	914,856	881,974
ING CLARION REAL ESTATE PORTFOLIO
Value at beginning of period	$12.70	$11.13
Value at end of period	$12.80	$12.70
Number of accumulation units outstanding at end of period	855,689	949,070
ING GLOBAL RESOURCES PORTFOLIO
Value at beginning of period	$11.01	$11.48
Value at end of period	$12.36	$11.01
Number of accumulation units outstanding at end of period	1,982,590	2,342,965
ING GROWTH AND INCOME PORTFOLIO
Value at beginning of period	$26.15	$22.87
Value at end of period	$33.75	$26.15
Number of accumulation units outstanding at end of period	16,011,541	16,228,725
ING INDEX SOLUTION 2025 PORTFOLIO
(Funds were first received in this option during March 2013)
Value at beginning of period	$12.72
Value at end of period	$14.08
Number of accumulation units outstanding at end of period	726
ING INTERMEDIATE BOND PORTFOLIO
Value at beginning of period	$25.47	$23.58
Value at end of period	$25.12	$25.47
Number of accumulation units outstanding at end of period	2,824,325	3,220,733
ING INTERNATIONAL INDEX PORTFOLIO
Value at beginning of period	$8.09	$6.90
Value at end of period	$9.71	$8.09
Number of accumulation units outstanding at end of period	687,777	710,245
ING INVESCO EQUITY AND INCOME PORTFOLIO
Value at beginning of period	$13.46	$12.08
Value at end of period	$16.61	$13.46
Number of accumulation units outstanding at end of period	4,634,441	5,103,067
ING INVESCO GROWTH AND INCOME PORTFOLIO
Value at beginning of period	$12.75	$11.27
Value at end of period	$16.86	$12.75
Number of accumulation units outstanding at end of period	404,443	381,716
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
Value at beginning of period	$22.61	$19.22
Value at end of period	$21.05	$22.61
Number of accumulation units outstanding at end of period	378,317	467,396
ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO
Value at beginning of period	$15.71	$13.40
Value at end of period	$21.55	$15.71
Number of accumulation units outstanding at end of period	218,215	130,190
ING LARGE CAP VALUE PORTFOLIO
(Funds were first received in this option during September 2013)
Value at beginning of period	$10.23
Value at end of period	$11.22
Number of accumulation units outstanding at end of period	254
ING MIDCAP OPPORTUNITIES PORTFOLIO
Value at beginning of period	$18.18	$16.12
Value at end of period	$23.70	$18.18
Number of accumulation units outstanding at end of period	1,214,187	740,440

		CFI 33

	Condensed Financial Information (continued)

	2013	2012

ING MONEY MARKET PORTFOLIO
Value at beginning of period	$14.76	$14.94
Value at end of period	$14.58	$14.76
Number of accumulation units outstanding at end of period	2,347,332	2,419,855
ING OPPENHEIMER GLOBAL PORTFOLIO
Value at beginning of period	$14.51	$12.07
Value at end of period	$18.21	$14.51
Number of accumulation units outstanding at end of period	9,139,337	9,984,151
ING PIONEER HIGH YIELD PORTFOLIO
Value at beginning of period	$16.87	$14.70
Value at end of period	$18.71	$16.87
Number of accumulation units outstanding at end of period	449,011	337,775
ING RUSSELLTM LARGE CAP INDEX PORTFOLIO
Value at beginning of period	$10.37	$9.09
Value at end of period	$13.52	$10.37
Number of accumulation units outstanding at end of period	697,004	496,753
ING RUSSELLTM MID CAP INDEX PORTFOLIO
Value at beginning of period	$11.34	$9.81
Value at end of period	$15.03	$11.34
Number of accumulation units outstanding at end of period	427,678	276,800
ING RUSSELLTM SMALL CAP INDEX PORTFOLIO
Value at beginning of period	$11.79	$10.29
Value at end of period	$16.16	$11.79
Number of accumulation units outstanding at end of period	370,548	268,465
ING SMALL COMPANY PORTFOLIO
Value at beginning of period	$33.43	$29.56
Value at end of period	$45.48	$33.43
Number of accumulation units outstanding at end of period	867,409	953,884
ING SMALLCAP OPPORTUNITIES PORTFOLIO
Value at beginning of period	$11.98	$10.53
Value at end of period	$16.45	$11.98
Number of accumulation units outstanding at end of period	637,425	546,751
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
Value at beginning of period	$15.55	$13.76
Value at end of period	$18.77	$15.55
Number of accumulation units outstanding at end of period	6,960,510	6,834,368
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
Value at beginning of period	$18.20	$15.72
Value at end of period	$23.32	$18.20
Number of accumulation units outstanding at end of period	853,444	904,848
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
Value at beginning of period	$9.00	$7.66
Value at end of period	$10.69	$9.00
Number of accumulation units outstanding at end of period	2,676,901	3,002,483
ING U.S. BOND INDEX PORTFOLIO
Value at beginning of period	$12.12	$11.82
Value at end of period	$11.67	$12.12
Number of accumulation units outstanding at end of period	218,457	336,062
INVESCO MID CAP CORE EQUITY FUND
Value at beginning of period	$13.76	$12.62
Value at end of period	$17.55	$13.76
Number of accumulation units outstanding at end of period	43,248	43,289

		CFI 34

	Condensed Financial Information (continued)

	2013	2012

METWEST TOTAL RETURN BOND FUND
(Funds were first received in this option during May 2013)
Value at beginning of period	$9.94
Value at end of period	$9.71
Number of accumulation units outstanding at end of period	36,068
PARNASSUS EQUITY INCOME FUND
Value at beginning of period	$12.68	$11.12
Value at end of period	$16.78	$12.68
Number of accumulation units outstanding at end of period	258	63
TEMPLETON GLOBAL BOND FUND
Value at beginning of period	$20.61	$18.02
Value at end of period	$20.80	$20.61
Number of accumulation units outstanding at end of period	2,321,197	2,529,944
THE GROWTH FUND OF AMERICA®
Value at beginning of period	$14.51	$12.19
Value at end of period	$19.18	$14.51
Number of accumulation units outstanding at end of period	3,974,654	4,192,923
USAA PRECIOUS METALS AND MINERALS FUND
Value at beginning of period	$7.58	$8.73
Value at end of period	$3.64	$7.58
Number of accumulation units outstanding at end of period	480,108	255,027
WANGER SELECT
Value at beginning of period	$15.60	$13.34
Value at end of period	$20.74	$15.60
Number of accumulation units outstanding at end of period	889,681	1,022,812
WANGER USA
Value at beginning of period	$16.23	$13.70
Value at end of period	$21.44	$16.23
Number of accumulation units outstanding at end of period	486,560	513,794

TABLE 15 FOR CERTAIN CUSTOM CHOICE CONTRACTS ISSUED UNDER 403(b) PLANS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 1.25% (Selected data for accumulation units outstanding throughout each period)

	2013	2012	2011

AMERICAN CENTURY® INFLATION-ADJUSTED BOND FUND
Value at beginning of period	$13.10	$12.43	$11.14
Value at end of period	$11.76	$13.10	$12.43
Number of accumulation units outstanding at end of period	36,760	51,642	9,300
AMERICAN MUTUAL FUND®
(Funds were first received in this option during August 2012)
Value at beginning of period	$11.62	$11.47
Value at end of period	$14.67	$11.62
Number of accumulation units outstanding at end of period	2,179	1,439
ARIEL FUND
(Funds were first received in this option during July 2011)
Value at beginning of period	$12.01	$10.10	$12.13
Value at end of period	$17.15	$12.01	$10.10
Number of accumulation units outstanding at end of period	476	454	473

		CFI 35

	Condensed Financial Information (continued)

	2013	2012	2011

ARTISAN INTERNATIONAL FUND
Value at beginning of period	$9.11	$7.35	$8.03
Value at end of period	$11.26	$9.11	$7.35
Number of accumulation units outstanding at end of period	1,314	2,022	304
ASTON/FAIRPOINTE MID CAP FUND
(Funds were first received in this option during February 2011)
Value at beginning of period	$12.43	$10.81	$12.42
Value at end of period	$17.74	$12.43	$10.81
Number of accumulation units outstanding at end of period	2,862	1,328	1,156
COLUMBIA MID CAP VALUE FUND
(Funds were first received in this option during July 2011)
Value at beginning of period	$10.48	$9.11	$10.12
Value at end of period	$13.99	$10.48	$9.11
Number of accumulation units outstanding at end of period	495	562	36
EUROPACIFIC GROWTH FUND®
Value at beginning of period	$17.63	$14.97	$17.55
Value at end of period	$20.92	$17.63	$14.97
Number of accumulation units outstanding at end of period	17,513	16,790	14,572
FIDELITY® VIP CONTRAFUND® PORTFOLIO
Value at beginning of period	$16.49	$14.34	$14.90
Value at end of period	$21.38	$16.49	$14.34
Number of accumulation units outstanding at end of period	37,565	33,988	29,978
FRANKLIN SMALL CAP VALUE SECURITIES FUND
Value at beginning of period	$17.58	$15.04	$15.82
Value at end of period	$23.66	$17.58	$15.04
Number of accumulation units outstanding at end of period	1,829	1,039	1,971
FUNDAMENTAL INVESTORSSM
Value at beginning of period	$10.13	$8.76	$9.04
Value at end of period	$13.15	$10.13	$8.76
Number of accumulation units outstanding at end of period	5,256	3,854	2,893
ING AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
(Funds were first received in this option during October 2011)
Value at beginning of period	$12.70	$11.03	$10.53
Value at end of period	$16.53	$12.70	$11.03
Number of accumulation units outstanding at end of period	1,461	567	10
ING CLARION REAL ESTATE PORTFOLIO
Value at beginning of period	$12.70	$11.13	$10.29
Value at end of period	$12.80	$12.70	$11.13
Number of accumulation units outstanding at end of period	5,899	6,822	4,538
ING GLOBAL RESOURCES PORTFOLIO
Value at beginning of period	$11.01	$11.48	$12.79
Value at end of period	$12.36	$11.01	$11.48
Number of accumulation units outstanding at end of period	20,146	19,475	17,496
ING GROWTH AND INCOME PORTFOLIO
Value at beginning of period	$14.09	$12.32	$12.51
Value at end of period	$18.18	$14.09	$12.32
Number of accumulation units outstanding at end of period	8,428	5,883	5,548
ING INDEX SOLUTION 2015 PORTFOLIO
(Funds were first received in this option during December 2011)
Value at beginning of period	$11.68	$10.70	$10.66
Value at end of period	$12.69	$11.68	$10.70
Number of accumulation units outstanding at end of period	3,981	3,540	127

		CFI 36

	Condensed Financial Information (continued)

	2013	2012	2011

ING INDEX SOLUTION 2025 PORTFOLIO
(Funds were first received in this option during October 2011)
Value at beginning of period	$12.14	$10.86	$10.39
Value at end of period	$14.08	$12.14	$10.86
Number of accumulation units outstanding at end of period	1,580	1,581	836
ING INTERMEDIATE BOND PORTFOLIO
Value at beginning of period	$14.24	$13.18	$12.41
Value at end of period	$14.04	$14.24	$13.18
Number of accumulation units outstanding at end of period	50,235	50,490	30,287
ING INTERNATIONAL INDEX PORTFOLIO
Value at beginning of period	$8.09	$6.90	$7.96
Value at end of period	$9.71	$8.09	$6.90
Number of accumulation units outstanding at end of period	6	320	320
ING INVESCO GROWTH AND INCOME PORTFOLIO
Value at beginning of period	$12.75	$11.27	$11.66
Value at end of period	$16.86	$12.75	$11.27
Number of accumulation units outstanding at end of period	1,125	1,198	1,411
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
Value at beginning of period	$22.61	$19.22	$23.81
Value at end of period	$21.05	$22.61	$19.22
Number of accumulation units outstanding at end of period	2,096	1,345	475
ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO
(Funds were first received in this option during June 2011)
Value at beginning of period	$15.71	$13.40	$13.95
Value at end of period	$21.55	$15.71	$13.40
Number of accumulation units outstanding at end of period	156	135	135
ING LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during August 2012)
Value at beginning of period	$13.65	$13.69
Value at end of period	$17.61	$13.65
Number of accumulation units outstanding at end of period	1,158	719
ING MIDCAP OPPORTUNITIES PORTFOLIO
Value at beginning of period	$20.20	$17.91	$18.23
Value at end of period	$26.32	$20.20	$17.91
Number of accumulation units outstanding at end of period	5,230	4,343	2,274
ING MONEY MARKET PORTFOLIO
Value at beginning of period	$10.62	$10.75	$10.89
Value at end of period	$10.49	$10.62	$10.75
Number of accumulation units outstanding at end of period	156,879	141,928	175,309
ING OPPENHEIMER GLOBAL PORTFOLIO
Value at beginning of period	$14.51	$12.07	$13.31
Value at end of period	$18.21	$14.51	$12.07
Number of accumulation units outstanding at end of period	5,784	5,724	6,196
ING PIMCO TOTAL RETURN PORTFOLIO
(Funds were first received in this option during September 2011)
Value at beginning of period	$10.95	$10.24	$10.34
Value at end of period	$10.63	$10.95	$10.24
Number of accumulation units outstanding at end of period	1,426	452	171
ING PIONEER HIGH YIELD PORTFOLIO
Value at beginning of period	$16.87	$14.70	$14.99
Value at end of period	$18.71	$16.87	$14.70
Number of accumulation units outstanding at end of period	2,050	1,720	1,148

		CFI 37

	Condensed Financial Information (continued)

	2013	2012	2011

ING RUSSELLTM LARGE CAP INDEX PORTFOLIO
Value at beginning of period	$10.37	$9.09	$8.97
Value at end of period	$13.52	$10.37	$9.09
Number of accumulation units outstanding at end of period	747	3,202	2,870
ING RUSSELLTM MID CAP INDEX PORTFOLIO
Value at beginning of period	$11.34	$9.81	$10.12
Value at end of period	$15.03	$11.34	$9.81
Number of accumulation units outstanding at end of period	1,999	1,566	1,258
ING RUSSELLTM SMALL CAP INDEX PORTFOLIO
Value at beginning of period	$11.79	$10.29	$10.85
Value at end of period	$16.16	$11.79	$10.29
Number of accumulation units outstanding at end of period	1,953	1,275	956
ING SMALLCAP OPPORTUNITIES PORTFOLIO
Value at beginning of period	$18.97	$16.68	$16.75
Value at end of period	$26.06	$18.97	$16.68
Number of accumulation units outstanding at end of period	3,213	2,429	1,768
ING SMALL COMPANY PORTFOLIO
Value at beginning of period	$17.85	$15.78	$16.39
Value at end of period	$24.28	$17.85	$15.78
Number of accumulation units outstanding at end of period	2,245	1,912	3,272
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
Value at beginning of period	$15.55	$13.76	$13.54
Value at end of period	$18.77	$15.55	$13.76
Number of accumulation units outstanding at end of period	94,859	80,648	68,491
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
Value at beginning of period	$14.22	$12.28	$12.55
Value at end of period	$18.21	$14.22	$12.28
Number of accumulation units outstanding at end of period	15,495	12,030	10,941
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
Value at beginning of period	$9.00	$7.66	$8.82
Value at end of period	$10.69	$9.00	$7.66
Number of accumulation units outstanding at end of period	9,194	9,621	1,476
ING U.S. BOND INDEX PORTFOLIO
Value at beginning of period	$12.12	$11.82	$11.16
Value at end of period	$11.67	$12.12	$11.82
Number of accumulation units outstanding at end of period	339	78	295
ING U.S. STOCK INDEX PORTFOLIO
Value at beginning of period	$13.77	$12.04	$11.98
Value at end of period	$17.96	$13.77	$12.04
Number of accumulation units outstanding at end of period	1,257	1,388	1,479
PARNASSUS EQUITY INCOME FUND
(Funds were first received in this option during November 2013)
Value at beginning of period	$16.24
Value at end of period	$16.78
Number of accumulation units outstanding at end of period	107
TEMPLETON GLOBAL BOND FUND
Value at beginning of period	$20.94	$18.31	$18.99
Value at end of period	$21.14	$20.94	$18.31
Number of accumulation units outstanding at end of period	16,260	19,447	18,742
THE GROWTH FUND OF AMERICA®
Value at beginning of period	$14.91	$12.52	$13.33
Value at end of period	$19.70	$14.91	$12.52
Number of accumulation units outstanding at end of period	13,941	12,714	15,884

		CFI 38

Condensed Financial Information (continued)

	2013	2012	2011

WANGER SELECT
Value at beginning of period	$16.09	$13.75	$16.92
Value at end of period	$21.38	$16.09	$13.75
Number of accumulation units outstanding at end of period	3,188	3,249	4,470
WANGER USA
Value at beginning of period	$16.51	$13.93	$14.61
Value at end of period	$21.81	$16.51	$13.93
Number of accumulation units outstanding at end of period	2,997	2,734	2,564

TABLE 16
FOR CERTAIN CONTRACTS ISSUED UNDER 403(b) PLANS AND
CERTAIN DEFERRED COMPENSATION CONTRACTS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 1.25%
(Selected data for accumulation units outstanding throughout each period)

	2013	2012	2011

ALGER GREEN FUND
Value at beginning of period	$14.88	$13.12	$14.02
Value at end of period	$19.81	$14.88	$13.12
Number of accumulation units outstanding at end of period	5,851	3,906	3,363
AMERICAN CENTURY® INFLATION-ADJUSTED BOND FUND
Value at beginning of period	$13.10	$12.43	$11.14
Value at end of period	$11.76	$13.10	$12.43
Number of accumulation units outstanding at end of period	64,365	118,092	49,936
AMERICAN MUTUAL FUND®
(Funds were first received in this option during December 2011)
Value at beginning of period	$11.62	$10.48	$10.11
Value at end of period	$14.67	$11.62	$10.48
Number of accumulation units outstanding at end of period	3,023	1,104	17
ARIEL FUND
Value at beginning of period	$12.01	$10.10	$11.54
Value at end of period	$17.15	$12.01	$10.10
Number of accumulation units outstanding at end of period	8,230	2,789	2,015
ARTISAN INTERNATIONAL FUND
Value at beginning of period	$9.38	$7.58	$8.27
Value at end of period	$11.60	$9.38	$7.58
Number of accumulation units outstanding at end of period	33,823	21,653	17,882
ASTON/FAIRPOINTE MID CAP FUND
Value at beginning of period	$12.43	$10.81	$11.71
Value at end of period	$17.74	$12.43	$10.81
Number of accumulation units outstanding at end of period	29,849	12,041	10,039
COLUMBIA MID CAP VALUE FUND
Value at beginning of period	$10.48	$9.11	$9.64
Value at end of period	$13.99	$10.48	$9.11
Number of accumulation units outstanding at end of period	8,748	6,707	7,209
DELAWARE SMALL CAP VALUE FUND
(Funds were first received in this option during August 2013)
Value at beginning of period	$10.59
Value at end of period	$12.03
Number of accumulation units outstanding at end of period	768

		CFI 39

	Condensed Financial Information (continued)

	2013	2012	2011

EUROPACIFIC GROWTH FUND®
Value at beginning of period	$16.92	$14.38	$16.85
Value at end of period	$20.09	$16.92	$14.38
Number of accumulation units outstanding at end of period	232,830	228,918	220,058
FIDELITY® VIP CONTRAFUND® PORTFOLIO
Value at beginning of period	$32.36	$28.14	$29.24
Value at end of period	$41.95	$32.36	$28.14
Number of accumulation units outstanding at end of period	314,615	321,489	318,801
FRANKLIN SMALL CAP VALUE SECURITIES FUND
Value at beginning of period	$20.89	$17.87	$18.80
Value at end of period	$28.11	$20.89	$17.87
Number of accumulation units outstanding at end of period	74,098	72,669	71,483
FUNDAMENTAL INVESTORSSM
Value at beginning of period	$10.13	$8.76	$9.04
Value at end of period	$13.15	$10.13	$8.76
Number of accumulation units outstanding at end of period	79,078	68,969	62,132
ING AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
(Funds were first received in this option during September 2012)
Value at beginning of period	$12.70	$12.49
Value at end of period	$16.53	$12.70
Number of accumulation units outstanding at end of period	934	63
ING CLARION REAL ESTATE PORTFOLIO
Value at beginning of period	$12.70	$11.13	$10.29
Value at end of period	$12.80	$12.70	$11.13
Number of accumulation units outstanding at end of period	88,707	82,370	70,155
ING GLOBAL RESOURCES PORTFOLIO
Value at beginning of period	$11.01	$11.48	$12.79
Value at end of period	$12.36	$11.01	$11.48
Number of accumulation units outstanding at end of period	129,333	138,665	141,309
ING GROWTH AND INCOME PORTFOLIO
Value at beginning of period	$17.30	$15.13	$15.36
Value at end of period	$22.33	$17.30	$15.13
Number of accumulation units outstanding at end of period	107,086	92,943	105,339
ING INDEX SOLUTION 2015 PORTFOLIO
(Funds were first received in this option during June 2013)
Value at beginning of period	$14.70
Value at end of period	$15.42
Number of accumulation units outstanding at end of period	207
ING INDEX SOLUTION 2025 PORTFOLIO
(Funds were first received in this option during February 2013)
Value at beginning of period	$15.42
Value at end of period	$17.40
Number of accumulation units outstanding at end of period	2,677
ING INDEX SOLUTION 2035 PORTFOLIO
(Funds were first received in this option during July 2013)
Value at beginning of period	$17.34
Value at end of period	$18.69
Number of accumulation units outstanding at end of period	7,936
ING INDEX SOLUTION 2045 PORTFOLIO
(Funds were first received in this option during June 2012)
Value at beginning of period	$15.92	$14.11
Value at end of period	$19.55	$15.92
Number of accumulation units outstanding at end of period	2,228	166

		CFI 40

	Condensed Financial Information (continued)

	2013	2012	2011

ING INDEX SOLUTION 2055 PORTFOLIO
(Funds were first received in this option during June 2012)
Value at beginning of period	$12.54	$10.95
Value at end of period	$15.39	$12.54
Number of accumulation units outstanding at end of period	114	1
ING INDEX SOLUTION INCOME PORTFOLIO
(Funds were first received in this option during December 2013)
Value at beginning of period	$14.35
Value at end of period	$14.45
Number of accumulation units outstanding at end of period	2
ING INTERMEDIATE BOND PORTFOLIO
Value at beginning of period	$21.57	$19.97	$18.80
Value at end of period	$21.28	$21.57	$19.97
Number of accumulation units outstanding at end of period	87,381	120,418	118,941
ING INTERNATIONAL INDEX PORTFOLIO
Value at beginning of period	$8.09	$6.90	$7.96
Value at end of period	$9.71	$8.09	$6.90
Number of accumulation units outstanding at end of period	45,257	41,769	35,819
ING INVESCO EQUITY AND INCOME PORTFOLIO
Value at beginning of period	$13.93	$12.50	$12.80
Value at end of period	$17.19	$13.93	$12.50
Number of accumulation units outstanding at end of period	230,776	239,207	261,317
ING INVESCO GROWTH AND INCOME PORTFOLIO
Value at beginning of period	$12.75	$11.27	$11.66
Value at end of period	$16.86	$12.75	$11.27
Number of accumulation units outstanding at end of period	40,188	34,875	34,068
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
Value at beginning of period	$22.61	$19.22	$23.81
Value at end of period	$21.05	$22.61	$19.22
Number of accumulation units outstanding at end of period	41,276	40,964	34,444
ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO
Value at beginning of period	$15.71	$13.40	$13.75
Value at end of period	$21.55	$15.71	$13.40
Number of accumulation units outstanding at end of period	34,145	14,581	11,506
ING LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during October 2011)
Value at beginning of period	$13.65	$11.73	$11.94
Value at end of period	$17.61	$13.65	$11.73
Number of accumulation units outstanding at end of period	2,777	515	2
ING LARGE CAP VALUE PORTFOLIO
(Funds were first received in this option during September 2013)
Value at beginning of period	$10.23
Value at end of period	$11.22
Number of accumulation units outstanding at end of period	870
ING MIDCAP OPPORTUNITIES PORTFOLIO
Value at beginning of period	$18.18	$16.12	$16.41
Value at end of period	$23.70	$18.18	$16.12
Number of accumulation units outstanding at end of period	66,637	39,304	29,237
ING MONEY MARKET PORTFOLIO
Value at beginning of period	$13.20	$13.36	$13.53
Value at end of period	$13.04	$13.20	$13.36
Number of accumulation units outstanding at end of period	388,407	417,826	391,866

		CFI 41

	Condensed Financial Information (continued)

	2013	2012	2011

ING OPPENHEIMER GLOBAL PORTFOLIO
Value at beginning of period	$15.09	$12.56	$13.84
Value at end of period	$18.95	$15.09	$12.56
Number of accumulation units outstanding at end of period	269,845	283,041	303,720
ING PIMCO TOTAL RETURN PORTFOLIO
(Funds were first received in this option during July 2011)
Value at beginning of period	$10.95	$10.24	$10.27
Value at end of period	$10.63	$10.95	$10.24
Number of accumulation units outstanding at end of period	10,132	4,556	3,831
ING PIONEER HIGH YIELD PORTFOLIO
Value at beginning of period	$16.87	$14.70	$14.99
Value at end of period	$18.71	$16.87	$14.70
Number of accumulation units outstanding at end of period	46,848	35,220	26,093
ING RUSSELLTM LARGE CAP INDEX PORTFOLIO
Value at beginning of period	$10.37	$9.09	$8.97
Value at end of period	$13.52	$10.37	$9.09
Number of accumulation units outstanding at end of period	47,465	47,549	37,559
ING RUSSELLTM MID CAP INDEX PORTFOLIO
Value at beginning of period	$11.34	$9.81	$10.12
Value at end of period	$15.03	$11.34	$9.81
Number of accumulation units outstanding at end of period	18,915	14,437	8,058
ING RUSSELLTM SMALL CAP INDEX PORTFOLIO
Value at beginning of period	$11.79	$10.29	$10.85
Value at end of period	$16.16	$11.79	$10.29
Number of accumulation units outstanding at end of period	19,433	14,777	10,079
ING SMALL COMPANY PORTFOLIO
Value at beginning of period	$33.43	$29.56	$30.69
Value at end of period	$45.48	$33.43	$29.56
Number of accumulation units outstanding at end of period	22,455	26,500	28,632
ING SMALLCAP OPPORTUNITIES PORTFOLIO
Value at beginning of period	$11.98	$10.53	$10.57
Value at end of period	$16.45	$11.98	$10.53
Number of accumulation units outstanding at end of period	37,621	28,427	22,478
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
Value at beginning of period	$15.55	$13.76	$13.54
Value at end of period	$18.77	$15.55	$13.76
Number of accumulation units outstanding at end of period	771,875	682,915	644,695
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
Value at beginning of period	$18.17	$15.70	$16.04
Value at end of period	$23.29	$18.17	$15.70
Number of accumulation units outstanding at end of period	86,206	79,038	81,506
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
Value at beginning of period	$9.00	$7.66	$8.82
Value at end of period	$10.69	$9.00	$7.66
Number of accumulation units outstanding at end of period	93,740	96,108	54,273
ING U.S. BOND INDEX PORTFOLIO
Value at beginning of period	$12.12	$11.82	$11.16
Value at end of period	$11.67	$12.12	$11.82
Number of accumulation units outstanding at end of period	28,138	24,570	24,759
ING U.S. STOCK INDEX PORTFOLIO
(Funds were first received in this option during February 2011)
Value at beginning of period	$13.54	$11.84	$12.24
Value at end of period	$17.66	$13.54	$11.84
Number of accumulation units outstanding at end of period	142	85	85

		CFI 42

Condensed Financial Information (continued)

	2013	2012	2011

INVESCO MID CAP CORE EQUITY FUND
Value at beginning of period	$13.76	$12.62	$13.63
Value at end of period	$17.55	$13.76	$12.62
Number of accumulation units outstanding at end of period	2,612	2,139	2,543
METWEST TOTAL RETURN BOND FUND
(Funds were first received in this option during July 2013)
Value at beginning of period	$9.62
Value at end of period	$9.71
Number of accumulation units outstanding at end of period	1,855
PARNASSUS EQUITY INCOME FUND
(Funds were first received in this option during September 2011)
Value at beginning of period	$15.99	$14.03	$12.79
Value at end of period	$21.17	$15.99	$14.03
Number of accumulation units outstanding at end of period	4,680	3,473	2,997
TEMPLETON GLOBAL BOND FUND
Value at beginning of period	$20.61	$18.02	$18.69
Value at end of period	$20.80	$20.61	$18.02
Number of accumulation units outstanding at end of period	196,923	207,345	196,714
THE GROWTH FUND OF AMERICA®
Value at beginning of period	$14.51	$12.19	$12.97
Value at end of period	$19.18	$14.51	$12.19
Number of accumulation units outstanding at end of period	390,080	385,599	358,043
USAA PRECIOUS METALS AND MINERALS FUND
(Funds were first received in this option during June 2011)
Value at beginning of period	$7.58	$8.73	$9.89
Value at end of period	$3.64	$7.58	$8.73
Number of accumulation units outstanding at end of period	29,566	21,368	10,509
WANGER SELECT
Value at beginning of period	$15.60	$13.34	$16.40
Value at end of period	$20.74	$15.60	$13.34
Number of accumulation units outstanding at end of period	50,489	49,976	53,318
WANGER USA
Value at beginning of period	$16.23	$13.70	$14.37
Value at end of period	$21.44	$16.23	$13.70
Number of accumulation units outstanding at end of period	40,756	40,477	42,097

TABLE 17 FOR CONTRACTS ISSUED UNDER 403(b) PLANS AND DEFERRED COMPENSATION CONTRACTS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 1.35% (Selected data for accumulation units outstanding throughout each period)

	2013	2012

AMERICAN MUTUAL FUND®
(Funds were first received in this option during May 2013)
Value at beginning of period	$13.09
Value at end of period	$14.63
Number of accumulation units outstanding at end of period	306

		CFI 43

	Condensed Financial Information (continued)

	2013	2012

ARIEL FUND
(Funds were first received in this option during August 2013)
Value at beginning of period	$14.54
Value at end of period	$17.09
Number of accumulation units outstanding at end of period	2
ARTISAN INTERNATIONAL FUND
(Funds were first received in this option during April 2012)
Value at beginning of period	$9.33	$8.67
Value at end of period	$11.52	$9.33
Number of accumulation units outstanding at end of period	452	140
ASTON/FAIRPOINTE MID CAP FUND
(Funds were first received in this option during April 2012)
Value at beginning of period	$12.40	$11.70
Value at end of period	$17.67	$12.40
Number of accumulation units outstanding at end of period	488	215
COLUMBIA MID CAP VALUE FUND
(Funds were first received in this option during September 2012)
Value at beginning of period	$10.43	$10.36
Value at end of period	$13.91	$10.43
Number of accumulation units outstanding at end of period	1,331	1,240
ING AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
(Funds were first received in this option during August 2013)
Value at beginning of period	$15.35
Value at end of period	$16.47
Number of accumulation units outstanding at end of period	2
ING INDEX SOLUTION 2015 PORTFOLIO
(Funds were first received in this option during April 2012)
Value at beginning of period	$14.17	$13.72
Value at end of period	$15.37	$14.17
Number of accumulation units outstanding at end of period	15,100	8,819
ING INDEX SOLUTION 2025 PORTFOLIO
(Funds were first received in this option during April 2012)
Value at beginning of period	$14.97	$14.44
Value at end of period	$17.33	$14.97
Number of accumulation units outstanding at end of period	26,420	16,122
ING INDEX SOLUTION 2035 PORTFOLIO
(Funds were first received in this option during April 2012)
Value at beginning of period	$15.43	$14.85
Value at end of period	$18.62	$15.43
Number of accumulation units outstanding at end of period	22,813	15,721
ING INDEX SOLUTION 2045 PORTFOLIO
(Funds were first received in this option during April 2012)
Value at beginning of period	$15.88	$15.27
Value at end of period	$19.49	$15.88
Number of accumulation units outstanding at end of period	3,921	800
ING INDEX SOLUTION 2055 PORTFOLIO
(Funds were first received in this option during April 2012)
Value at beginning of period	$12.50	$12.02
Value at end of period	$15.34	$12.50
Number of accumulation units outstanding at end of period	3,421	1,208

		CFI 44

	Condensed Financial Information (continued)

	2013	2012

ING LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during May 2013)
Value at beginning of period	$15.25
Value at end of period	$17.55
Number of accumulation units outstanding at end of period	4,282
ING PIMCO TOTAL RETURN PORTFOLIO
(Funds were first received in this option during May 2013)
Value at beginning of period	$10.78
Value at end of period	$10.60
Number of accumulation units outstanding at end of period	2,600
ING RUSSELLTM SMALL CAP INDEX PORTFOLIO
(Funds were first received in this option during May 2013)
Value at beginning of period	$13.60
Value at end of period	$16.07
Number of accumulation units outstanding at end of period	65
INVESCO MID CAP CORE EQUITY FUND
(Funds were first received in this option during July 2013)
Value at beginning of period	$16.05
Value at end of period	$17.47
Number of accumulation units outstanding at end of period	11
PARNASSUS EQUITY INCOME FUND
(Funds were first received in this option during April 2012)
Value at beginning of period	$15.95	$15.14
Value at end of period	$21.09	$15.95
Number of accumulation units outstanding at end of period	724	164

		TABLE 18
	FOR CONTRACTS ISSUED UNDER 403(b) PLANS WITH TOTAL
	SEPARATE ACCOUNT CHARGES OF 1.40%
	(Selected data for accumulation units outstanding throughout each period)

	2013	2012	2011

ALGER GREEN FUND
Value at beginning of period	$14.80	$13.07	$13.98
Value at end of period	$19.67	$14.80	$13.07
Number of accumulation units outstanding at end of period	695	298	49
AMERICAN CENTURY® INFLATION-ADJUSTED BOND FUND
Value at beginning of period	$13.03	$12.39	$11.11
Value at end of period	$11.67	$13.03	$12.39
Number of accumulation units outstanding at end of period	7,169	5,900	4,209
AMERICAN MUTUAL FUND®
(Funds were first received in this option during September 2011)
Value at beginning of period	$11.58	$10.47	$9.87
Value at end of period	$14.60	$11.58	$10.47
Number of accumulation units outstanding at end of period	349	276	190

		CFI 45

	Condensed Financial Information (continued)

	2013	2012	2011

ARTISAN INTERNATIONAL FUND
Value at beginning of period	$9.31	$7.53	$8.23
Value at end of period	$11.49	$9.31	$7.53
Number of accumulation units outstanding at end of period	119	214	224
ASTON/FAIRPOINTE MID CAP FUND
Value at beginning of period	$12.38	$10.78	$11.70
Value at end of period	$17.64	$12.38	$10.78
Number of accumulation units outstanding at end of period	1,274	210	282
COLUMBIA MID CAP VALUE FUND
Value at beginning of period	$10.41	$9.06	$9.60
Value at end of period	$13.87	$10.41	$9.06
Number of accumulation units outstanding at end of period	1,567	1,581	1,554
EUROPACIFIC GROWTH FUND®
Value at beginning of period	$16.71	$14.21	$16.68
Value at end of period	$19.80	$16.71	$14.21
Number of accumulation units outstanding at end of period	19,763	17,382	18,045
FIDELITY® VIP CONTRAFUND® PORTFOLIO
Value at beginning of period	$31.56	$27.49	$28.60
Value at end of period	$40.86	$31.56	$27.49
Number of accumulation units outstanding at end of period	29,802	27,210	27,772
FRANKLIN SMALL CAP VALUE SECURITIES FUND
Value at beginning of period	$20.54	$17.59	$18.54
Value at end of period	$27.59	$20.54	$17.59
Number of accumulation units outstanding at end of period	2,994	2,454	2,554
FUNDAMENTAL INVESTORSSM
Value at beginning of period	$10.06	$8.71	$9.00
Value at end of period	$13.04	$10.06	$8.71
Number of accumulation units outstanding at end of period	4,829	1,430	2,096
ING AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
(Funds were first received in this option during September 2011)
Value at beginning of period	$12.65	$11.01	$10.28
Value at end of period	$16.44	$12.65	$11.01
Number of accumulation units outstanding at end of period	336	336	336
ING CLARION REAL ESTATE PORTFOLIO
Value at beginning of period	$12.57	$11.03	$10.22
Value at end of period	$12.65	$12.57	$11.03
Number of accumulation units outstanding at end of period	3,647	1,813	1,380
ING GLOBAL RESOURCES PORTFOLIO
Value at beginning of period	$10.91	$11.39	$12.72
Value at end of period	$12.22	$10.91	$11.39
Number of accumulation units outstanding at end of period	5,607	10,179	10,243
ING GROWTH AND INCOME PORTFOLIO
Value at beginning of period	$16.88	$14.78	$15.03
Value at end of period	$21.74	$16.88	$14.78
Number of accumulation units outstanding at end of period	45,165	37,457	54,654
ING INDEX SOLUTION 2015 PORTFOLIO
(Funds were first received in this option during September 2011)
Value at beginning of period	$14.15	$12.98	$12.79
Value at end of period	$15.34	$14.15	$12.98
Number of accumulation units outstanding at end of period	762	745	235

		CFI 46

	Condensed Financial Information (continued)

	2013	2012	2011

ING INDEX SOLUTION 2025 PORTFOLIO
(Funds were first received in this option during September 2011)
Value at beginning of period	$14.95	$13.38	$13.10
Value at end of period	$17.30	$14.95	$13.38
Number of accumulation units outstanding at end of period	5,442	4,559	4,023
ING INDEX SOLUTION 2035 PORTFOLIO
(Funds were first received in this option during September 2011)
Value at beginning of period	$15.41	$13.53	$13.23
Value at end of period	$18.59	$15.41	$13.53
Number of accumulation units outstanding at end of period	4,076	3,005	2,738
ING INDEX SOLUTION 2045 PORTFOLIO
(Funds were first received in this option during September 2011)
Value at beginning of period	$15.86	$13.85	$13.51
Value at end of period	$19.45	$15.86	$13.85
Number of accumulation units outstanding at end of period	624	519	762
ING INDEX SOLUTION 2055 PORTFOLIO
(Funds were first received in this option during February 2013)
Value at beginning of period	$13.08
Value at end of period	$15.31
Number of accumulation units outstanding at end of period	662
ING INTERMEDIATE BOND PORTFOLIO
Value at beginning of period	$21.04	$19.51	$18.39
Value at end of period	$20.72	$21.04	$19.51
Number of accumulation units outstanding at end of period	18,648	17,155	20,886
ING INTERNATIONAL INDEX PORTFOLIO
Value at beginning of period	$8.04	$6.86	$7.93
Value at end of period	$9.62	$8.04	$6.86
Number of accumulation units outstanding at end of period	3,722	2,740	3,158
ING INVESCO EQUITY AND INCOME PORTFOLIO
Value at beginning of period	$13.30	$12.66	$12.98
Value at end of period	$17.36	$13.30	$12.66
Number of accumulation units outstanding at end of period	26,389	29,887	29,468
ING INVESCO GROWTH AND INCOME PORTFOLIO
Value at beginning of period	$12.61	$11.16	$11.57
Value at end of period	$16.64	$12.61	$11.16
Number of accumulation units outstanding at end of period	1,468	1,099	1,388
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
Value at beginning of period	$22.35	$19.03	$23.61
Value at end of period	$20.78	$22.35	$19.03
Number of accumulation units outstanding at end of period	2,769	2,486	1,717
ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO
Value at beginning of period	$15.53	$13.26	$13.63
Value at end of period	$21.27	$15.53	$13.26
Number of accumulation units outstanding at end of period	3,198	2,771	2,369
ING LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during November 2011)
Value at beginning of period	$13.60	$11.71	$11.56
Value at end of period	$17.52	$13.60	$11.71
Number of accumulation units outstanding at end of period	194	147	92
ING MIDCAP OPPORTUNITIES PORTFOLIO
Value at beginning of period	$17.87	$15.87	$16.18
Value at end of period	$23.26	$17.87	$15.87
Number of accumulation units outstanding at end of period	3,317	1,416	1,374

		CFI 47

	Condensed Financial Information (continued)

	2013	2012	2011

ING MONEY MARKET PORTFOLIO
Value at beginning of period	$12.87	$13.05	$13.23
Value at end of period	$12.70	$12.87	$13.05
Number of accumulation units outstanding at end of period	32,396	40,352	67,670
ING OPPENHEIMER GLOBAL PORTFOLIO
Value at beginning of period	$15.26	$12.72	$14.04
Value at end of period	$19.14	$15.26	$12.72
Number of accumulation units outstanding at end of period	30,387	32,750	37,988
ING PIMCO TOTAL RETURN PORTFOLIO
(Funds were first received in this option during September 2011)
Value at beginning of period	$10.91	$10.22	$10.25
Value at end of period	$10.58	$10.91	$10.22
Number of accumulation units outstanding at end of period	2,447	4,253	2,817
ING PIONEER HIGH YIELD PORTFOLIO
Value at beginning of period	$16.70	$14.57	$14.89
Value at end of period	$18.50	$16.70	$14.57
Number of accumulation units outstanding at end of period	2,669	1,322	903
ING RUSSELLTM LARGE CAP INDEX PORTFOLIO
Value at beginning of period	$10.30	$9.04	$8.93
Value at end of period	$13.41	$10.30	$9.04
Number of accumulation units outstanding at end of period	8,581	6,257	4,459
ING RUSSELLTM MID CAP INDEX PORTFOLIO
Value at beginning of period	$11.26	$9.75	$10.08
Value at end of period	$14.90	$11.26	$9.75
Number of accumulation units outstanding at end of period	1,194	989	191
ING RUSSELLTM SMALL CAP INDEX PORTFOLIO
Value at beginning of period	$11.71	$10.24	$10.80
Value at end of period	$16.02	$11.71	$10.24
Number of accumulation units outstanding at end of period	2,210	1,720	680
ING SMALL COMPANY PORTFOLIO
Value at beginning of period	$32.65	$28.91	$30.07
Value at end of period	$44.35	$32.65	$28.91
Number of accumulation units outstanding at end of period	5,072	4,236	4,463
ING SMALLCAP OPPORTUNITIES PORTFOLIO
Value at beginning of period	$11.77	$10.37	$10.43
Value at end of period	$16.15	$11.77	$10.37
Number of accumulation units outstanding at end of period	2,833	2,703	2,631
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
Value at beginning of period	$15.37	$13.62	$13.42
Value at end of period	$18.53	$15.37	$13.62
Number of accumulation units outstanding at end of period	25,889	20,731	15,475
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
Value at beginning of period	$17.92	$15.50	$15.86
Value at end of period	$22.92	$17.92	$15.50
Number of accumulation units outstanding at end of period	8,788	9,187	10,133
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
Value at beginning of period	$8.93	$7.62	$8.78
Value at end of period	$10.60	$8.93	$7.62
Number of accumulation units outstanding at end of period	14,652	13,590	13,822
ING U.S. BOND INDEX PORTFOLIO
Value at beginning of period	$12.04	$11.76	$11.12
Value at end of period	$11.57	$12.04	$11.76
Number of accumulation units outstanding at end of period	1,951	901	413

		CFI 48

	Condensed Financial Information (continued)

	2013	2012	2011

ING U.S. STOCK INDEX PORTFOLIO
(Funds were first received in this option during February 2013)
Value at beginning of period	$14.35
Value at end of period	$17.40
Number of accumulation units outstanding at end of period	25
INVESCO MID CAP CORE EQUITY FUND
(Funds were first received in this option during November 2011)
Value at beginning of period	$13.68	$12.57	$12.79
Value at end of period	$17.43	$13.68	$12.57
Number of accumulation units outstanding at end of period	624	582	340
TEMPLETON GLOBAL BOND FUND
Value at beginning of period	$20.34	$17.81	$18.50
Value at end of period	$20.50	$20.34	$17.81
Number of accumulation units outstanding at end of period	11,414	13,656	16,810
THE GROWTH FUND OF AMERICA®
Value at beginning of period	$14.32	$12.05	$12.85
Value at end of period	$18.90	$14.32	$12.05
Number of accumulation units outstanding at end of period	38,622	32,625	33,780
WANGER SELECT
Value at beginning of period	$15.40	$13.18	$16.24
Value at end of period	$20.44	$15.40	$13.18
Number of accumulation units outstanding at end of period	5,784	5,618	4,686
WANGER USA
Value at beginning of period	$16.02	$13.54	$14.23
Value at end of period	$21.13	$16.02	$13.54
Number of accumulation units outstanding at end of period	3,296	3,267	4,986

		CFI 49

FOR MASTER APPLICATIONS ONLY

I hereby acknowledge receipt of Variable Annuity Account C ING Multiple Sponsored Retirement Options
II Variable Annuity prospectus dated May 1, 2014.
________Please send a Variable Annuity Account C Statement of Additional Information (Form No. SAI.167680-14)
dated May 1, 2014.

CONTRACT HOLDER’S SIGNATURE
DATE

PRO.167680-14

PART B

VARIABLE ANNUITY ACCOUNT C OF ING LIFE INSURANCE AND ANNUITY COMPANY

Multiple Sponsored Retirement Options II

Statement of Additional Information
dated May 1, 2014

This Statement of Additional Information is not a prospectus and should be read in conjunction with the current prospectus dated May 1, 2014. The contracts offered in connection with the prospectus are group or individual deferred variable annuity contracts funded through Variable Annuity Account
C (the “separate account”).
A free prospectus is available upon request from the local ING Life Insurance and Annuity Company office or by writing to or calling:
Customer Service
P.O. Box 990063
Hartford, Connecticut 06199-0063
1-800-262-3862

Read the prospectus before you invest. Unless otherwise indicated, terms used in this Statement of Additional
Information shall have the same meaning as in the prospectus.

TABLE OF CONTENTS
Page
General Information and History	2
Variable Annuity Account C	2
Offering and Purchase of Contracts	3
Income Phase Payments	3
Sales Material and Advertising	4
Experts	5
Financial Statements of the Separate Account	S-1
Consolidated Financial Statements of ING Life Insurance and Annuity Company	C-1

GENERAL INFORMATION AND HISTORY

ING Life Insurance and Annuity Company (the “Company,” “we,” “us,” our”) issues the contracts described in this prospectus and is responsible for providing each contract’s insurance and annuity benefits. All guarantees and benefits provided under the contracts that are not related to the separate account are subject to the claims paying ability of the Company and our general account. We are a stock life insurance company organized under the insurance laws of the State of Connecticut in 1976. Through a merger, our operations include the business of Aetna Variable Annuity Life Insurance Company (formerly known as Participating
Annuity Life Insurance Company, an Arkansas life insurance company organized in 1954). Prior to January 1,
2002, the Company was known as Aetna Life Insurance and Annuity Company.

We are an indirect, wholly owned subsidiary of Voya Financial, Inc. (“VoyaTM”), which until April 7, 2014, was known as ING U.S., Inc. In May 2013 the common stock of Voya began trading on the New York Stock
Exchange under the symbol "VOYA" and Voya completed its initial public offering of common stock.

Voya is an affiliate of ING Groep N.V. (“ING”), a global financial institution active in the fields of insurance, banking and asset management. In 2009 ING announced the anticipated separation of its global banking and insurance businesses, including the divestiture of Voya, which together with its subsidiaries, including the
Company, constitutes ING’s U.S.-based retirement, investment management and insurance operations. As of
March 25, 2014, ING’s ownership of Voya was approximately 43%. Under an agreement with the European
Commission, ING is required to divest itself of 100% of Voya by the end of 2016.

The Company serves as the depositor for the separate account.

Other than the mortality and expense risk charge and the administrative expense charge described in the prospectus, all expenses incurred in the operations of the separate account are borne by the Company. However, the Company does receive compensation for certain administrative costs or distribution costs from the funds or affiliates of the funds used as funding options under the contract. (See “FEES” in the prospectus.)

The assets of the separate account are held by the Company. The separate account has no custodian. However, the funds in whose shares the assets of the separate account are invested each have custodians, as discussed in their respective prospectuses.

From this point forward, the term “contract(s)” refers only to those offered through the prospectus.

VARIABLE ANNUITY ACCOUNT C

Variable Annuity Account C is a separate account established by the Company for the purpose of funding variable annuity contracts issued by the Company. The separate account is registered with the Securities and
Exchange Commission (“SEC”) as a unit investment trust under the Investment Company Act of 1940, as amended. Purchase payments to accounts under the contract may be allocated to one or more of the subaccounts. Each subaccount invests in the shares of only one of the funds offered under the contract. We may make additions to, deletions from or substitutions of available investment options as permitted by law and subject to the conditions of the contract. The availability of the funds is subject to applicable regulatory authorization. Not all funds are available in all jurisdictions, under all contracts, or under all plans.

A complete description of each of the funds, including their investment objectives, policies, risks and fees and expenses, is contained in the prospectuses and statements of additional information for each of the funds.

2

OFFERING AND PURCHASE OF CONTRACTS

The Company is the depositor and the Company’s subsidiary, ING Financial Advisers, LLC serves as the principal underwriter for the contracts. ING Financial Advisers, LLC, a Delaware limited liability company, is registered as a broker-dealer with the SEC. ING Financial Advisers, LLC is also a member of the Financial
Industry Regulatory Authority and the Securities Investor Protection Corporation. ING Financial Advisers,
LLC’s principal office is located at One Orange Way, Windsor, Connecticut 06095-4774. The contracts are distributed through life insurance agents licensed to sell variable annuities who are registered representatives of
ING Financial Advisers, LLC or of other registered broker-dealers who have entered into sales arrangements with ING Financial Advisers, LLC. The offering of the contracts is continuous. A description of the manner in which contracts are purchased may be found in the prospectus under the sections entitled “CONTRACT
PURCHASE AND PARTICIPATION - Contract Ownership and Rights” and “YOUR ACCOUNT
VALUE.”

Compensation paid to the principal underwriter, ING Financial Advisers, LLC, for the years ending
December 31, 2013, 2012 and 2011 amounted to $54,391,135.63, $54,904,926.87 and $56,593,822.08,
respectively. These amounts reflect compensation paid to ING Financial Advisers, LLC attributable to regulatory and operating expenses associated with the distribution of all registered variable annuity products issued by Variable Annuity Account C of the Company.

INCOME PHASE PAYMENTS

When you begin receiving payments under the contract during the income phase (see “INCOME PHASE” in the prospectus), the value of your account is determined using accumulation unit values as of the 10th valuation before the first income phase payment is due. Such value (less any applicable premium tax charge) is applied to provide income phase payments to you in accordance with the payment option and investment options elected.

The annuity option tables found in the contract show, for each option, the amount of the first income phase payment for each $1,000 of value applied. When you select variable income payments, your account value purchases annuity units (“Annuity Units”) of the separate account subaccounts corresponding to the funds you select. The number of Annuity Units purchased is based on your account value and the value of each Annuity
Unit on the day the Annuity Units are purchased. Thereafter, variable payments fluctuate as the Annuity Unit value(s) fluctuates with the investment experience of the selected investment option(s). The first income phase payment and subsequent income phase payments also vary in relation to the assumed net investment rate of
3.5% per annum. Income phase payments will increase only to the extent that the net investment rate increases by more than 3.5% on an annual basis. Income phase payments would decline if the rate failed to increase by
3.5%.

When the income phase begins, the annuitant is credited with a fixed number of Annuity Units (which does not change thereafter) in each of the designated investment options. This number is calculated by dividing (a) by
(b), where (a) is the amount of the first income phase payment based upon a particular investment option, and
(b) is the then current Annuity Unit value for that investment option. As noted, Annuity Unit values fluctuate from one valuation to the next (see “YOUR ACCOUNT VALUE” in the prospectus); such fluctuations reflect changes in the net investment factor for the appropriate subaccount(s) (with a 10 day valuation lag which gives the Company time to process payments) and a mathematical adjustment which offsets the assumed net investment rate of 3.5% per annum.

The operation of all these factors can be illustrated by the following hypothetical example. These procedures will be performed separately for the investment options selected during the income phase.

3

EXAMPLE:

Assume that, at the date income phase payments are to begin, there are 3,000 accumulation units credited under a particular contract or account and that the value of an accumulation unit for the 10th valuation prior to retirement was $13.650000. This produces a total value of $40,950.

Assume also that no premium tax charge is payable and that the annuity option table in the contract provides, for the income phase payment option elected, a first monthly variable income phase payment of $6.68 per $1000 of value applied; the annuitant’s first monthly income phase payment would thus be 40.950 multiplied by $6.68, or
$273.55.

Assume then that the value of an Annuity Unit upon the valuation on which the first income phase payment was due was $13.400000. When this value is divided into the first monthly income phase payment, the number of
Annuity Units is determined to be 20.414. The value of this number of Annuity Units will be paid in each subsequent month.

Suppose there were 30 days between the initial and second payment valuation dates. If the net investment factor with respect to the appropriate subaccount is 1.0032737 as of the 10th valuation preceding the due date of the second monthly income phase payment, multiplying this factor by .9971779 = .9999058^30 (to take into account 30 days of the assumed net investment rate of 3.5% per annum built into the number of Annuity Units determined above) produces a result of 1.000442. This is then multiplied by the Annuity Unit value for the prior valuation ($13.400000 from above) to produce an Annuity Unit value of $13.405928 for the valuation occurring when the second income phase payment is due.

The second monthly income phase payment is then determined by multiplying the number of Annuity Units by the current Annuity Unit value, or 20.414 times $13.405928, which produces a payment of $273.67.

SALES MATERIAL AND ADVERTISING

We may include hypothetical illustrations in our sales literature that explain the mathematical principles of dollar cost averaging, compounded interest, tax deferred accumulation, and the mechanics of variable annuity contracts. We may also discuss the difference between variable annuity contracts and other types of savings or investment products such as personal savings accounts and certificates of deposit.

We may distribute sales literature that compares the percentage change in accumulation unit values for any of the subaccounts to established market indices such as the Standard & Poor’s 500 Stock Index and the Dow Jones
Industrial Average or to the percentage change in values of other management investment companies that have investment objectives similar to the subaccount being compared.

We may publish in advertisements and reports, the ratings and other information assigned to us by one or more independent rating organizations such as A.M. Best Company, Duff & Phelps, Standard & Poor’s Corporation
and Moody’s Investors Service, Inc. The purpose of the ratings is to reflect our financial strength and/or claims-
paying ability. We may also quote ranking services such as Morningstar’s Variable Annuity/Life Performance
Report and Lipper’s Variable Insurance Products Performance Analysis Service (VIPPAS), which rank variable annuity or life subaccounts or their underlying funds by performance and/or investment objective. We may categorize the underlying funds in terms of the asset classes they represent and use such categories in marketing materials for the contracts. We may illustrate in advertisements the performance of the underlying funds, if accompanied by performance which also shows the performance of such funds reduced by applicable charges under the separate account. We may also show in advertisements the portfolio holdings of the underlying funds, updated at various intervals. From time to time, we will quote articles from newspapers and magazines or other publications or reports such as The Wall Street Journal, Money magazine, USA Today and The VARDS Report.

4

We may provide in advertising, sales literature, periodic publications or other materials information on various topics of interest to current and prospective contract holders or participants. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, market timing, dollar cost averaging,

asset allocation, constant ratio transfer and account rebalancing), the advantages and disadvantages of investing in tax-deferred and taxable investments, customer profiles and hypothetical purchase and investment scenarios, financial management and tax and retirement planning, and investment alternatives to certificates of deposit and other financial instruments, including comparison between the contracts and the characteristics of and market for such financial instruments.

EXPERTS

The statements of assets and liabilities of Variable Annuity Account C as of December 31, 2013, and the
related statements of operations and changes in net assets for the periods disclosed in the financial statements, and the consolidated financial statements of the Company as of December 31, 2013 and 2012, and for each of the three years in the period ended December 31, 2013, included in the Statement of Additional Information, have been audited by Ernst & Young LLP, independent registered public accounting firm, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.

The primary business address of Ernst & Young LLP is Suite 1000, 55 Ivan Allen Jr. Boulevard, Atlanta, GA
30308.

5

Financial Statements

Variable Annuity Account C of

ING Life Insurance and Annuity Company

Year Ended December 31, 2013

with Report of Independent Registered Public Accounting Firm

This page intentionally left blank.

variable annuity account c of

ING life insurance and annuity company

Financial Statements

Year Ended December 31, 2013

This page intentionally left blank.

Report of Independent Registered Public Accounting Firm

The Board of Directors and Participants

ING Life Insurance and Annuity Company

We have audited the accompanying financial statements of Variable Annuity Account C of ING Life Insurance and Annuity Company (the “Account”), which comprise the statements of assets and liabilities of each of the investment divisions disclosed in Note 1 as of December 31, 2013, and the related statements of operations for the year or period then ended, and the statements of changes in net assets for the years or periods ended December 31, 2013 and 2012.  These financial statements are the responsibility of the Account’s management.  Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Account’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2013, by correspondence with the transfer agents or fund companies.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the investment divisions disclosed in Note 1 constituting Variable Annuity Account C of ING Life Insurance and Annuity Company at December 31, 2013, the results of their operations for the year or period then ended, and the changes in their net assets for the years or periods ended December 31, 2013 and 2012, in conformity with U.S. generally accepted accounting principles.

/s/ Ernst & Young LLP

Atlanta, Georgia

April 9, 2014

VARIABLE ANNUITY ACCOUNT C OF

ING LIFE INSURANCE AND ANNUITY COMPANY

Statements of Assets and Liabilities

December 31, 2013

(Dollars in thousands)

	Invesco Mid Cap Core Equity Fund - Class A	Invesco Small Cap Growth Fund - Class A	Invesco International Growth Fund - Class R5	Invesco Endeavor Fund - Class A	Invesco Global Health Care Fund - Investor Class
Assets
Investments in mutual funds
at fair value	$ 4,574	$ 38	$ 217	$ 63	$ 356
Total assets	4,574	38	217	63	356
Net assets	$ 4,574	$ 38	$ 217	$ 63	$ 356

Net assets
Accumulation units	$ 4,574	$ 38	$ 217	$ 63	$ 356
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 4,574	$ 38	$ 217	$ 63	$ 356

Total number of mutual fund shares	181,490	968	6,313	2,981	8,945

Cost of mutual fund shares	$ 4,155	$ 31	$ 199	$ 58	$ 294

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

ING LIFE INSURANCE AND ANNUITY COMPANY

Statements of Assets and Liabilities

December 31, 2013

(Dollars in thousands)

	Invesco Small Cap Value Fund - Class A	Invesco V.I. American Franchise Fund - Series I Shares	Invesco V.I. Core Equity Fund - Series I Shares	Alger Capital Appreciation Fund - Class A	Alger Green Fund - Class A
Assets
Investments in mutual funds
at fair value	$ 318	$ 26,065	$ 40,151	$ 723	$ 4,212
Total assets	318	26,065	40,151	723	4,212
Net assets	$ 318	$ 26,065	$ 40,151	$ 723	$ 4,212

Net assets
Accumulation units	$ 318	$ 25,802	$ 39,648	$ 723	$ 4,212
Contracts in payout (annuitization)	-	263	503	-	-
Total net assets	$ 318	$ 26,065	$ 40,151	$ 723	$ 4,212

Total number of mutual fund shares	14,699	514,822	1,044,770	34,466	472,700

Cost of mutual fund shares	$ 268	$ 19,426	$ 26,840	$ 586	$ 3,493

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

ING LIFE INSURANCE AND ANNUITY COMPANY

Statements of Assets and Liabilities

December 31, 2013

(Dollars in thousands)

	AllianceBernstein Growth and Income Fund, Inc. - Class A	AllianceBernstein Growth and Income Portfolio - Class A	AllianzGI NFJ Dividend Value Fund - Class A	AllianzGI NFJ Large-Cap Value Fund - Institutional Class	AllianzGI NFJ Small-Cap Value Fund - Class A
Assets
Investments in mutual funds
at fair value	$ 183	$ 674	$ 246	$ 25	$ 584
Total assets	183	674	246	25	584
Net assets	$ 183	$ 674	$ 246	$ 25	$ 584

Net assets
Accumulation units	$ 183	$ 674	$ 246	$ 25	$ 584
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 183	$ 674	$ 246	$ 25	$ 584

Total number of mutual fund shares	34,231	24,245	15,501	1,239	17,621

Cost of mutual fund shares	$ 122	$ 466	$ 171	$ 19	$ 509

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

ING LIFE INSURANCE AND ANNUITY COMPANY

Statements of Assets and Liabilities

December 31, 2013

(Dollars in thousands)

	Amana Growth Fund	Amana Income Fund	American Balanced Fund® - Class R-3	American Century Inflation-Adjusted Bond Fund - Investor Class	American Century Income & Growth Fund - A Class
Assets
Investments in mutual funds
at fair value	$ 39,761	$ 72,426	$ 7,353	$ 32,860	$ 9,649
Total assets	39,761	72,426	7,353	32,860	9,649
Net assets	$ 39,761	$ 72,426	$ 7,353	$ 32,860	$ 9,649

Net assets
Accumulation units	$ 39,761	$ 72,426	$ 7,353	$ 32,860	$ 9,649
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 39,761	$ 72,426	$ 7,353	$ 32,860	$ 9,649

Total number of mutual fund shares	1,242,546	1,654,698	302,332	2,849,963	266,474

Cost of mutual fund shares	$ 31,624	$ 53,930	$ 5,139	$ 37,120	$ 6,957

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

ING LIFE INSURANCE AND ANNUITY COMPANY

Statements of Assets and Liabilities

December 31, 2013

(Dollars in thousands)

	Fundamental Investors - Class R-3	Fundamental Investors - Class R-4	American Funds American Mutual Fund® - Class R-4	Ariel Appreciation Fund - Investor Class	Ariel Fund - Investor Class
Assets
Investments in mutual funds
at fair value	$ 1,936	$ 51,196	$ 888	$ 740	$ 10,567
Total assets	1,936	51,196	888	740	10,567
Net assets	$ 1,936	$ 51,196	$ 888	$ 740	$ 10,567

Net assets
Accumulation units	$ 1,936	$ 51,196	$ 888	$ 740	$ 10,567
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 1,936	$ 51,196	$ 888	$ 740	$ 10,567

Total number of mutual fund shares	37,327	986,816	25,581	13,283	143,422

Cost of mutual fund shares	$ 1,465	$ 35,003	$ 836	$ 569	$ 8,629

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

ING LIFE INSURANCE AND ANNUITY COMPANY

Statements of Assets and Liabilities

December 31, 2013

(Dollars in thousands)

	Artisan International Fund - Investor Shares	Aston/Fairpointe Mid Cap Fund - Class N	BlackRock Equity Dividend Fund - Investor A Shares	BlackRock Mid Cap Value Opportunities Fund - Investor A Shares	Bond Fund of America - Class R-4
Assets
Investments in mutual funds
at fair value	$ 10,284	$ 33,435	$ 1,434	$ 16,116	$ 9,244
Total assets	10,284	33,435	1,434	16,116	9,244
Net assets	$ 10,284	$ 33,435	$ 1,434	$ 16,116	$ 9,244

Net assets
Accumulation units	$ 10,284	$ 33,435	$ 1,434	$ 16,116	$ 9,244
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 10,284	$ 33,435	$ 1,434	$ 16,116	$ 9,244

Total number of mutual fund shares	337,390	760,399	59,064	693,154	745,522

Cost of mutual fund shares	$ 8,543	$ 30,042	$ 1,147	$ 13,499	$ 9,350

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

ING LIFE INSURANCE AND ANNUITY COMPANY

Statements of Assets and Liabilities

December 31, 2013

(Dollars in thousands)

	Calvert VP SRI Balanced Portfolio	Capital World Growth & Income FundSM, Inc. - Class R-3	Cohen & Steers Realty Shares	ColumbiaSM Acorn Fund® - Class A	ColumbiaSM Acorn Fund® - Class Z
Assets
Investments in mutual funds
at fair value	$ 52,700	$ 685	$ 2,434	$ 103	$ 54
Total assets	52,700	685	2,434	103	54
Net assets	$ 52,700	$ 685	$ 2,434	$ 103	$ 54

Net assets
Accumulation units	$ 52,468	$ 685	$ 2,434	$ 103	$ 54
Contracts in payout (annuitization)	232	-	-	-	-
Total net assets	$ 52,700	$ 685	$ 2,434	$ 103	$ 54

Total number of mutual fund shares	25,858,470	15,191	38,746	2,876	1,449

Cost of mutual fund shares	$ 47,580	$ 537	$ 2,629	$ 85	$ 45

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

ING LIFE INSURANCE AND ANNUITY COMPANY

Statements of Assets and Liabilities

December 31, 2013

(Dollars in thousands)

	Columbia Mid Cap Value Fund - Class A	Columbia Mid Cap Value Fund - Class Z	CRM Mid Cap Value Fund - Investor Shares	Delaware Diversified Income Fund - Class A	Delaware Small Cap Value Fund - Class A
Assets
Investments in mutual funds
at fair value	$ 5,980	$ 2	$ 313	$ 1,887	$ 109
Total assets	5,980	2	313	1,887	109
Net assets	$ 5,980	$ 2	$ 313	$ 1,887	$ 109

Net assets
Accumulation units	$ 5,980	$ 2	$ 313	$ 1,887	$ 109
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 5,980	$ 2	$ 313	$ 1,887	$ 109

Total number of mutual fund shares	334,253	92	9,189	211,997	2,080

Cost of mutual fund shares	$ 4,904	$ 1	$ 252	$ 1,929	$ 103

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

ING LIFE INSURANCE AND ANNUITY COMPANY

Statements of Assets and Liabilities

December 31, 2013

(Dollars in thousands)

	Dodge & Cox International Stock Fund	Dodge & Cox Stock Fund	DWS Equity 500 Index Fund - Class S	Eaton Vance Large-Cap Value Fund - Class R	EuroPacific Growth Fund® - Class R-3
Assets
Investments in mutual funds
at fair value	$ 380	$ 128	$ 676	$ 131	$ 8,662
Total assets	380	128	676	131	8,662
Net assets	$ 380	$ 128	$ 676	$ 131	$ 8,662

Net assets
Accumulation units	$ 380	$ 128	$ 676	$ 131	$ 8,662
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 380	$ 128	$ 676	$ 131	$ 8,662

Total number of mutual fund shares	8,838	756	3,266	5,485	179,972

Cost of mutual fund shares	$ 298	$ 112	$ 462	$ 109	$ 6,712

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

ING LIFE INSURANCE AND ANNUITY COMPANY

Statements of Assets and Liabilities

December 31, 2013

(Dollars in thousands)

	EuroPacific Growth Fund® - Class R-4	Fidelity® Advisor New Insights Fund - Institutional Class	Fidelity® VIP Equity-Income Portfolio - Initial Class	Fidelity® VIP Growth Portfolio - Initial Class	Fidelity® VIP High Income Portfolio - Initial Class
Assets
Investments in mutual funds
at fair value	$ 314,660	$ 729	$ 306,607	$ 275,001	$ 11,354
Total assets	314,660	729	306,607	275,001	11,354
Net assets	$ 314,660	$ 729	$ 306,607	$ 275,001	$ 11,354

Net assets
Accumulation units	$ 314,660	$ 729	$ 302,491	$ 274,149	$ 11,299
Contracts in payout (annuitization)	-	-	4,116	852	55
Total net assets	$ 314,660	$ 729	$ 306,607	$ 275,001	$ 11,354

Total number of mutual fund shares	6,530,923	27,240	13,164,769	4,812,764	1,957,590

Cost of mutual fund shares	$ 265,728	$ 639	$ 289,123	$ 150,039	$ 11,330

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

ING LIFE INSURANCE AND ANNUITY COMPANY

Statements of Assets and Liabilities

December 31, 2013

(Dollars in thousands)

	Fidelity® VIP Overseas Portfolio - Initial Class	Fidelity® VIP Contrafund® Portfolio - Initial Class	Fidelity® VIP Index 500 Portfolio - Initial Class	Fidelity® VIP Mid Cap Portfolio - Initial Class	Fidelity® VIP Asset Manager Portfolio - Initial Class
Assets
Investments in mutual funds
at fair value	$ 36,312	$ 1,320,713	$ 153,676	$ 27,855	$ 23,250
Total assets	36,312	1,320,713	153,676	27,855	23,250
Net assets	$ 36,312	$ 1,320,713	$ 153,676	$ 27,855	$ 23,250

Net assets
Accumulation units	$ 36,312	$ 1,311,326	$ 153,676	$ 27,855	$ 23,250
Contracts in payout (annuitization)	-	9,387	-	-	-
Total net assets	$ 36,312	$ 1,320,713	$ 153,676	$ 27,855	$ 23,250

Total number of mutual fund shares	1,759,321	38,448,716	824,928	765,451	1,348,620

Cost of mutual fund shares	$ 30,196	$ 1,033,516	$ 107,864	$ 22,176	$ 19,436

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

ING LIFE INSURANCE AND ANNUITY COMPANY

Statements of Assets and Liabilities

December 31, 2013

(Dollars in thousands)

	Mutual Global Discovery Fund - Class R	Franklin Small-Mid Cap Growth Fund - Class A	Franklin Small Cap Value Securities Fund - Class 2	Growth Fund of America - Class R-3	Growth Fund of America - Class R-4
Assets
Investments in mutual funds
at fair value	$ 2,610	$ 759	$ 144,001	$ 15,914	$ 363,914
Total assets	2,610	759	144,001	15,914	363,914
Net assets	$ 2,610	$ 759	$ 144,001	$ 15,914	$ 363,914

Net assets
Accumulation units	$ 2,610	$ 759	$ 142,337	$ 15,914	$ 363,914
Contracts in payout (annuitization)	-	-	1,664	-	-
Total net assets	$ 2,610	$ 759	$ 144,001	$ 15,914	$ 363,914

Total number of mutual fund shares	79,371	18,501	5,982,577	375,429	8,518,594

Cost of mutual fund shares	$ 2,267	$ 644	$ 87,631	$ 10,635	$ 256,066

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

ING LIFE INSURANCE AND ANNUITY COMPANY

Statements of Assets and Liabilities

December 31, 2013

(Dollars in thousands)

	The Hartford Capital Appreciation Fund - Class R4	The Hartford Dividend And Growth Fund - Class R4	Income Fund of America - Class R-3	ING Balanced Portfolio - Class I	ING Growth Opportunities Fund - Class A
Assets
Investments in mutual funds
at fair value	$ -	$ 4	$ 2,392	$ 317,105	$ 107
Total assets	-	4	2,392	317,105	107
Net assets	$ -	$ 4	$ 2,392	$ 317,105	$ 107

Net assets
Accumulation units	$ -	$ 4	$ 2,392	$ 298,596	$ 107
Contracts in payout (annuitization)	-	-	-	18,509	-
Total net assets	$ -	$ 4	$ 2,392	$ 317,105	$ 107

Total number of mutual fund shares	1	147	116,219	22,634,200	3,394

Cost of mutual fund shares	$ -	$ 4	$ 1,958	$ 272,334	$ 91

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

ING LIFE INSURANCE AND ANNUITY COMPANY

Statements of Assets and Liabilities

December 31, 2013

(Dollars in thousands)

	ING Large Cap Value Fund - Class A	ING MidCap Opportunities Fund - Class A	ING Real Estate Fund - Class A	ING GNMA Income Fund - Class A	ING Intermediate Bond Fund - Class A
Assets
Investments in mutual funds
at fair value	$ 6	$ 1	$ 1,908	$ 3,821	$ 2,006
Total assets	6	1	1,908	3,821	2,006
Net assets	$ 6	$ 1	$ 1,908	$ 3,821	$ 2,006

Net assets
Accumulation units	$ 6	$ 1	$ 1,908	$ 3,821	$ 2,006
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 6	$ 1	$ 1,908	$ 3,821	$ 2,006

Total number of mutual fund shares	481	52	118,228	446,407	205,539

Cost of mutual fund shares	$ 6	$ 1	$ 1,629	$ 4,011	$ 2,040

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

ING LIFE INSURANCE AND ANNUITY COMPANY

Statements of Assets and Liabilities

December 31, 2013

(Dollars in thousands)

	ING Intermediate Bond Portfolio - Class I	ING Intermediate Bond Portfolio - Class S	ING BlackRock Health Sciences Opportunities Portfolio - Service Class	ING BlackRock Inflation Protected Bond Portfolio - Adviser Class	ING BlackRock Large Cap Growth Portfolio - Institutional Class
Assets
Investments in mutual funds
at fair value	$ 348,194	$ 993	$ 33,208	$ 65	$ 101,984
Total assets	348,194	993	33,208	65	101,984
Net assets	$ 348,194	$ 993	$ 33,208	$ 65	$ 101,984

Net assets
Accumulation units	$ 334,980	$ 993	$ 33,208	$ 65	$ 101,461
Contracts in payout (annuitization)	13,214	-	-	-	523
Total net assets	$ 348,194	$ 993	$ 33,208	$ 65	$ 101,984

Total number of mutual fund shares	27,855,544	79,865	1,861,429	7,133	7,072,381

Cost of mutual fund shares	$ 348,475	$ 1,015	$ 25,472	$ 76	$ 77,015

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

ING LIFE INSURANCE AND ANNUITY COMPANY

Statements of Assets and Liabilities

December 31, 2013

(Dollars in thousands)

	ING BlackRock Large Cap Growth Portfolio - Service Class	ING BlackRock Large Cap Growth Portfolio - Service 2 Class	ING Clarion Global Real Estate Portfolio - Adviser Class	ING Clarion Global Real Estate Portfolio - Institutional Class	ING Clarion Real Estate Portfolio - Adviser Class
Assets
Investments in mutual funds
at fair value	$ 288	$ 329	$ 6	$ 82,599	$ 38
Total assets	288	329	6	82,599	38
Net assets	$ 288	$ 329	$ 6	$ 82,599	$ 38

Net assets
Accumulation units	$ 288	$ 329	$ 6	$ 82,599	$ 38
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 288	$ 329	$ 6	$ 82,599	$ 38

Total number of mutual fund shares	20,079	23,253	574	7,536,385	1,442

Cost of mutual fund shares	$ 210	$ 215	$ 6	$ 73,113	$ 35

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

ING LIFE INSURANCE AND ANNUITY COMPANY

Statements of Assets and Liabilities

December 31, 2013

(Dollars in thousands)

	ING Clarion Real Estate Portfolio - Institutional Class	ING Clarion Real Estate Portfolio - Service Class	ING FMRSM Diversified Mid Cap Portfolio - Institutional Class	ING FMRSM Diversified Mid Cap Portfolio - Service Class	ING FMRSM Diversified Mid Cap Portfolio - Service 2 Class
Assets
Investments in mutual funds
at fair value	$ 1,928	$ 50,213	$ 36,469	$ 59,652	$ 38
Total assets	1,928	50,213	36,469	59,652	38
Net assets	$ 1,928	$ 50,213	$ 36,469	$ 59,652	$ 38

Net assets
Accumulation units	$ -	$ 50,213	$ 36,469	$ 59,652	$ 38
Contracts in payout (annuitization)	1,928	-	-	-	-
Total net assets	$ 1,928	$ 50,213	$ 36,469	$ 59,652	$ 38

Total number of mutual fund shares	70,300	1,835,930	1,746,623	2,874,780	1,858

Cost of mutual fund shares	$ 1,696	$ 39,364	$ 26,981	$ 39,650	$ 30

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

ING LIFE INSURANCE AND ANNUITY COMPANY

Statements of Assets and Liabilities

December 31, 2013

(Dollars in thousands)

	ING Global Resources Portfolio - Adviser Class	ING Global Resources Portfolio - Institutional Class	ING Global Resources Portfolio - Service Class	ING Invesco Growth and Income Portfolio - Institutional Class	ING Invesco Growth and Income Portfolio - Service Class
Assets
Investments in mutual funds
at fair value	$ 1	$ 28	$ 97,667	$ 12,257	$ 25,945
Total assets	1	28	97,667	12,257	25,945
Net assets	$ 1	$ 28	$ 97,667	$ 12,257	$ 25,945

Net assets
Accumulation units	$ 1	$ 28	$ 97,667	$ 12,257	$ 25,945
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 1	$ 28	$ 97,667	$ 12,257	$ 25,945

Total number of mutual fund shares	32	1,327	4,637,536	394,380	831,847

Cost of mutual fund shares	$ 1	$ 31	$ 86,923	$ 9,727	$ 18,845

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

ING LIFE INSURANCE AND ANNUITY COMPANY

Statements of Assets and Liabilities

December 31, 2013

(Dollars in thousands)

	ING JPMorgan Emerging Markets Equity Portfolio - Adviser Class	ING JPMorgan Emerging Markets Equity Portfolio - Institutional Class	ING JPMorgan Emerging Markets Equity Portfolio - Service Class	ING JPMorgan Small Cap Core Equity Portfolio - Adviser Class	ING JPMorgan Small Cap Core Equity Portfolio - Institutional Class
Assets
Investments in mutual funds
at fair value	$ 265	$ 24,242	$ 20,444	$ 22	$ 19,469
Total assets	265	24,242	20,444	22	19,469
Net assets	$ 265	$ 24,242	$ 20,444	$ 22	$ 19,469

Net assets
Accumulation units	$ 265	$ 24,242	$ 20,444	$ 22	$ 19,469
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 265	$ 24,242	$ 20,444	$ 22	$ 19,469

Total number of mutual fund shares	14,395	1,269,227	1,075,983	1,080	935,554

Cost of mutual fund shares	$ 280	$ 25,005	$ 21,134	$ 13	$ 15,373

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

ING LIFE INSURANCE AND ANNUITY COMPANY

Statements of Assets and Liabilities

December 31, 2013

(Dollars in thousands)

	ING JPMorgan Small Cap Core Equity Portfolio - Service Class	ING Large Cap Growth Portfolio - Adviser Class	ING Large Cap Growth Portfolio - Institutional Class	ING Large Cap Growth Portfolio - Service Class	ING Large Cap Value Portfolio - Adviser Class
Assets
Investments in mutual funds
at fair value	$ 17,992	$ 187	$ 254,592	$ 1,972	$ 29
Total assets	17,992	187	254,592	1,972	29
Net assets	$ 17,992	$ 187	$ 254,592	$ 1,972	$ 29

Net assets
Accumulation units	$ 17,992	$ 187	$ 254,303	$ 1,972	$ 29
Contracts in payout (annuitization)	-	-	289	-	-
Total net assets	$ 17,992	$ 187	$ 254,592	$ 1,972	$ 29

Total number of mutual fund shares	872,530	10,282	13,329,428	104,760	2,497

Cost of mutual fund shares	$ 13,970	$ 136	$ 185,287	$ 1,757	$ 26

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

ING LIFE INSURANCE AND ANNUITY COMPANY

Statements of Assets and Liabilities

December 31, 2013

(Dollars in thousands)

	ING Large Cap Value Portfolio - Institutional Class	ING Large Cap Value Portfolio - Service Class	ING Limited Maturity Bond Portfolio - Adviser Class	ING Marsico Growth Portfolio - Institutional Class	ING Marsico Growth Portfolio - Service Class
Assets
Investments in mutual funds
at fair value	$ 342,341	$ 1,259	$ 18	$ 13,006	$ 99
Total assets	342,341	1,259	18	13,006	99
Net assets	$ 342,341	$ 1,259	$ 18	$ 13,006	$ 99

Net assets
Accumulation units	$ 338,035	$ 1,259	$ 18	$ 13,006	$ 99
Contracts in payout (annuitization)	4,306	-	-	-	-
Total net assets	$ 342,341	$ 1,259	$ 18	$ 13,006	$ 99

Total number of mutual fund shares	29,011,955	107,636	1,818	508,044	3,903

Cost of mutual fund shares	$ 253,380	$ 1,022	$ 18	$ 9,146	$ 69

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

ING LIFE INSURANCE AND ANNUITY COMPANY

Statements of Assets and Liabilities

December 31, 2013

(Dollars in thousands)

	ING MFS Total Return Portfolio - Adviser Class	ING MFS Total Return Portfolio - Institutional Class	ING MFS Total Return Portfolio - Service Class	ING MFS Utilities Portfolio - Service Class	ING Morgan Stanley Global Franchise Portfolio - Adviser Class
Assets
Investments in mutual funds
at fair value	$ 1,034	$ 63,035	$ 28,789	$ 52,403	$ 37
Total assets	1,034	63,035	28,789	52,403	37
Net assets	$ 1,034	$ 63,035	$ 28,789	$ 52,403	$ 37

Net assets
Accumulation units	$ 1,034	$ 63,035	$ 28,789	$ 52,403	$ 37
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 1,034	$ 63,035	$ 28,789	$ 52,403	$ 37

Total number of mutual fund shares	55,812	3,365,450	1,537,047	2,965,624	2,131

Cost of mutual fund shares	$ 754	$ 53,379	$ 23,176	$ 40,139	$ 33

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

ING LIFE INSURANCE AND ANNUITY COMPANY

Statements of Assets and Liabilities

December 31, 2013

(Dollars in thousands)

	ING Multi-Manager Large Cap Core Portfolio - Institutional Class	ING Multi-Manager Large Cap Core Portfolio - Service Class	ING PIMCO High Yield Portfolio - Adviser Class	ING PIMCO High Yield Portfolio - Institutional Class	ING PIMCO High Yield Portfolio - Service Class
Assets
Investments in mutual funds
at fair value	$ 24,438	$ 338	$ 46	$ 31,115	$ 27,339
Total assets	24,438	338	46	31,115	27,339
Net assets	$ 24,438	$ 338	$ 46	$ 31,115	$ 27,339

Net assets
Accumulation units	$ 24,176	$ 338	$ 46	$ 31,115	$ 27,339
Contracts in payout (annuitization)	262	-	-	-	-
Total net assets	$ 24,438	$ 338	$ 46	$ 31,115	$ 27,339

Total number of mutual fund shares	1,652,354	22,837	4,340	2,932,588	2,579,151

Cost of mutual fund shares	$ 17,148	$ 256	$ 45	$ 30,779	$ 26,758

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

ING LIFE INSURANCE AND ANNUITY COMPANY

Statements of Assets and Liabilities

December 31, 2013

(Dollars in thousands)

	ING T. Rowe Price Capital Appreciation Portfolio - Adviser Class	ING T. Rowe Price Capital Appreciation Portfolio - Institutional Class	ING T. Rowe Price Capital Appreciation Portfolio - Service Class	ING T. Rowe Price Equity Income Portfolio - Adviser Class	ING T. Rowe Price Equity Income Portfolio - Service Class
Assets
Investments in mutual funds
at fair value	$ 346	$ 159,719	$ 489,494	$ 1,793	$ 122,461
Total assets	346	159,719	489,494	1,793	122,461
Net assets	$ 346	$ 159,719	$ 489,494	$ 1,793	$ 122,461

Net assets
Accumulation units	$ 346	$ 159,719	$ 489,494	$ 1,793	$ 122,050
Contracts in payout (annuitization)	-	-	-	-	411
Total net assets	$ 346	$ 159,719	$ 489,494	$ 1,793	$ 122,461

Total number of mutual fund shares	12,496	5,635,812	17,260,004	108,035	7,293,668

Cost of mutual fund shares	$ 308	$ 142,147	$ 380,438	$ 1,161	$ 77,453

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

ING LIFE INSURANCE AND ANNUITY COMPANY

Statements of Assets and Liabilities

December 31, 2013

(Dollars in thousands)

	ING T. Rowe Price International Stock Portfolio - Adviser Class	ING T. Rowe Price International Stock Portfolio - Service Class	ING Templeton Global Growth Portfolio - Institutional Class	ING Templeton Global Growth Portfolio - Service Class	ING U.S. Stock Index Portfolio - Institutional Class
Assets
Investments in mutual funds
at fair value	$ 120	$ 7,898	$ 813	$ 6,959	$ 14,396
Total assets	120	7,898	813	6,959	14,396
Net assets	$ 120	$ 7,898	$ 813	$ 6,959	$ 14,396

Net assets
Accumulation units	$ 120	$ 7,898	$ 813	$ 6,959	$ 14,396
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 120	$ 7,898	$ 813	$ 6,959	$ 14,396

Total number of mutual fund shares	9,023	596,997	50,742	432,777	988,065

Cost of mutual fund shares	$ 99	$ 6,064	$ 584	$ 5,344	$ 11,069

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

ING LIFE INSURANCE AND ANNUITY COMPANY

Statements of Assets and Liabilities

December 31, 2013

(Dollars in thousands)

	ING Money Market Portfolio - Class I	ING Global Real Estate Fund - Class A	ING International Small Cap Fund - Class A	ING American Century Small-Mid Cap Value Portfolio - Adviser Class	ING American Century Small-Mid Cap Value Portfolio - Initial Class
Assets
Investments in mutual funds
at fair value	$ 281,491	$ 135	$ 500	$ 140	$ 19,547
Total assets	281,491	135	500	140	19,547
Net assets	$ 281,491	$ 135	$ 500	$ 140	$ 19,547

Net assets
Accumulation units	$ 279,277	$ 135	$ 500	$ 140	$ 19,547
Contracts in payout (annuitization)	2,214	-	-	-	-
Total net assets	$ 281,491	$ 135	$ 500	$ 140	$ 19,547

Total number of mutual fund shares	281,491,335	7,365	10,266	9,483	1,277,584

Cost of mutual fund shares	$ 281,491	$ 124	$ 394	$ 107	$ 15,997

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

ING LIFE INSURANCE AND ANNUITY COMPANY

Statements of Assets and Liabilities

December 31, 2013

(Dollars in thousands)

	ING American Century Small-Mid Cap Value Portfolio - Service Class	ING Baron Growth Portfolio - Adviser Class	ING Baron Growth Portfolio - Service Class	ING Columbia Contrarian Core Portfolio - Service Class	ING Columbia Small Cap Value II Portfolio - Adviser Class
Assets
Investments in mutual funds
at fair value	$ 57,450	$ 571	$ 186,035	$ 14,676	$ 270
Total assets	57,450	571	186,035	14,676	270
Net assets	$ 57,450	$ 571	$ 186,035	$ 14,676	$ 270

Net assets
Accumulation units	$ 56,598	$ 571	$ 184,151	$ 14,571	$ 270
Contracts in payout (annuitization)	852	-	1,884	105	-
Total net assets	$ 57,450	$ 571	$ 186,035	$ 14,676	$ 270

Total number of mutual fund shares	3,789,606	19,254	6,079,572	588,694	17,278

Cost of mutual fund shares	$ 41,454	$ 372	$ 112,823	$ 9,516	$ 194

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

ING LIFE INSURANCE AND ANNUITY COMPANY

Statements of Assets and Liabilities

December 31, 2013

(Dollars in thousands)

	ING Columbia Small Cap Value II Portfolio - Service Class	ING Fidelity® VIP Mid Cap Portfolio - Service Class	ING Global Bond Portfolio - Adviser Class	ING Global Bond Portfolio - Initial Class	ING Global Bond Portfolio - Service Class
Assets
Investments in mutual funds
at fair value	$ 5,258	$ 4,661	$ 323	$ 113,498	$ 955
Total assets	5,258	4,661	323	113,498	955
Net assets	$ 5,258	$ 4,661	$ 323	$ 113,498	$ 955

Net assets
Accumulation units	$ 5,258	$ 4,661	$ 323	$ 111,042	$ 944
Contracts in payout (annuitization)	-	-	-	2,456	11
Total net assets	$ 5,258	$ 4,661	$ 323	$ 113,498	$ 955

Total number of mutual fund shares	330,302	256,802	31,189	10,850,625	91,150

Cost of mutual fund shares	$ 3,874	$ 3,235	$ 355	$ 119,788	$ 1,030

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

ING LIFE INSURANCE AND ANNUITY COMPANY

Statements of Assets and Liabilities

December 31, 2013

(Dollars in thousands)

	ING Index Solution 2015 Portfolio - Initial Class	ING Index Solution 2015 Portfolio - Service Class	ING Index Solution 2015 Portfolio - Service 2 Class	ING Index Solution 2025 Portfolio - Initial Class	ING Index Solution 2025 Portfolio - Service Class
Assets
Investments in mutual funds
at fair value	$ 631	$ 586	$ 1,185	$ 1,238	$ 1,101
Total assets	631	586	1,185	1,238	1,101
Net assets	$ 631	$ 586	$ 1,185	$ 1,238	$ 1,101

Net assets
Accumulation units	$ 631	$ 586	$ 1,185	$ 1,238	$ 1,101
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 631	$ 586	$ 1,185	$ 1,238	$ 1,101

Total number of mutual fund shares	57,177	53,514	109,917	104,546	93,763

Cost of mutual fund shares	$ 610	$ 551	$ 1,119	$ 1,131	$ 1,046

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

ING LIFE INSURANCE AND ANNUITY COMPANY

Statements of Assets and Liabilities

December 31, 2013

(Dollars in thousands)

	ING Index Solution 2025 Portfolio - Service 2 Class	ING Index Solution 2035 Portfolio - Initial Class	ING Index Solution 2035 Portfolio - Service Class	ING Index Solution 2035 Portfolio - Service 2 Class	ING Index Solution 2045 Portfolio - Initial Class
Assets
Investments in mutual funds
at fair value	$ 3,767	$ 1,305	$ 504	$ 2,576	$ 380
Total assets	3,767	1,305	504	2,576	380
Net assets	$ 3,767	$ 1,305	$ 504	$ 2,576	$ 380

Net assets
Accumulation units	$ 3,767	$ 1,305	$ 504	$ 2,576	$ 380
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 3,767	$ 1,305	$ 504	$ 2,576	$ 380

Total number of mutual fund shares	325,325	106,641	41,527	215,026	30,361

Cost of mutual fund shares	$ 3,305	$ 1,176	$ 455	$ 2,157	$ 345

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

ING LIFE INSURANCE AND ANNUITY COMPANY

Statements of Assets and Liabilities

December 31, 2013

(Dollars in thousands)

	ING Index Solution 2045 Portfolio - Service Class	ING Index Solution 2045 Portfolio - Service 2 Class	ING Index Solution 2055 Portfolio - Initial Class	ING Index Solution 2055 Portfolio - Service Class	ING Index Solution 2055 Portfolio - Service 2 Class
Assets
Investments in mutual funds
at fair value	$ 365	$ 1,821	$ 153	$ 246	$ 217
Total assets	365	1,821	153	246	217
Net assets	$ 365	$ 1,821	$ 153	$ 246	$ 217

Net assets
Accumulation units	$ 365	$ 1,821	$ 153	$ 246	$ 217
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 365	$ 1,821	$ 153	$ 246	$ 217

Total number of mutual fund shares	29,425	148,807	10,378	16,787	14,906

Cost of mutual fund shares	$ 337	$ 1,499	$ 138	$ 223	$ 186

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

ING LIFE INSURANCE AND ANNUITY COMPANY

Statements of Assets and Liabilities

December 31, 2013

(Dollars in thousands)

	ING Index Solution Income Portfolio - Initial Class	ING Index Solution Income Portfolio - Service Class	ING Index Solution Income Portfolio - Service 2 Class	ING Invesco Comstock Portfolio - Adviser Class	ING Invesco Comstock Portfolio - Service Class
Assets
Investments in mutual funds
at fair value	$ 10	$ 833	$ 259	$ 444	$ 69,828
Total assets	10	833	259	444	69,828
Net assets	$ 10	$ 833	$ 259	$ 444	$ 69,828

Net assets
Accumulation units	$ 10	$ 833	$ 259	$ 444	$ 68,427
Contracts in payout (annuitization)	-	-	-	-	1,401
Total net assets	$ 10	$ 833	$ 259	$ 444	$ 69,828

Total number of mutual fund shares	891	76,783	24,271	28,956	4,525,456

Cost of mutual fund shares	$ 10	$ 819	$ 254	$ 282	$ 50,293

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

ING LIFE INSURANCE AND ANNUITY COMPANY

Statements of Assets and Liabilities

December 31, 2013

(Dollars in thousands)

	ING Invesco Equity and Income Portfolio - Adviser Class	ING Invesco Equity and Income Portfolio - Initial Class	ING Invesco Equity and Income Portfolio - Service Class	ING JPMorgan Mid Cap Value Portfolio - Adviser Class	ING JPMorgan Mid Cap Value Portfolio - Initial Class
Assets
Investments in mutual funds
at fair value	$ 811	$ 260,310	$ 300	$ 364	$ 4,945
Total assets	811	260,310	300	364	4,945
Net assets	$ 811	$ 260,310	$ 300	$ 364	$ 4,945

Net assets
Accumulation units	$ 811	$ 256,040	$ 300	$ 364	$ 4,945
Contracts in payout (annuitization)	-	4,270	-	-	-
Total net assets	$ 811	$ 260,310	$ 300	$ 364	$ 4,945

Total number of mutual fund shares	18,292	5,794,977	6,711	17,343	232,471

Cost of mutual fund shares	$ 602	$ 198,218	$ 231	$ 231	$ 4,395

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

ING LIFE INSURANCE AND ANNUITY COMPANY

Statements of Assets and Liabilities

December 31, 2013

(Dollars in thousands)

	ING JPMorgan Mid Cap Value Portfolio - Service Class	ING Oppenheimer Global Portfolio - Adviser Class	ING Oppenheimer Global Portfolio - Initial Class	ING Oppenheimer Global Portfolio - Service Class	ING PIMCO Total Return Portfolio - Adviser Class
Assets
Investments in mutual funds
at fair value	$ 60,174	$ 609	$ 621,059	$ 1,061	$ 1,995
Total assets	60,174	609	621,059	1,061	1,995
Net assets	$ 60,174	$ 609	$ 621,059	$ 1,061	$ 1,995

Net assets
Accumulation units	$ 58,604	$ 609	$ 616,402	$ 1,061	$ 1,995
Contracts in payout (annuitization)	1,570	-	4,657	-	-
Total net assets	$ 60,174	$ 609	$ 621,059	$ 1,061	$ 1,995

Total number of mutual fund shares	2,846,434	33,311	32,877,656	57,873	176,703

Cost of mutual fund shares	$ 43,004	$ 418	$ 430,561	$ 725	$ 2,082

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

ING LIFE INSURANCE AND ANNUITY COMPANY

Statements of Assets and Liabilities

December 31, 2013

(Dollars in thousands)

	ING PIMCO Total Return Portfolio - Initial Class	ING PIMCO Total Return Portfolio - Service Class	ING Pioneer High Yield Portfolio - Initial Class	ING Pioneer High Yield Portfolio - Service Class	ING Solution 2015 Portfolio - Adviser Class
Assets
Investments in mutual funds
at fair value	$ 1,138	$ 201,227	$ 35,918	$ 698	$ 919
Total assets	1,138	201,227	35,918	698	919
Net assets	$ 1,138	$ 201,227	$ 35,918	$ 698	$ 919

Net assets
Accumulation units	$ 1,138	$ 195,845	$ 33,897	$ 698	$ 919
Contracts in payout (annuitization)	-	5,382	2,021	-	-
Total net assets	$ 1,138	$ 201,227	$ 35,918	$ 698	$ 919

Total number of mutual fund shares	98,138	17,528,464	2,894,296	56,322	77,648

Cost of mutual fund shares	$ 1,163	$ 207,588	$ 33,565	$ 633	$ 819

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

ING LIFE INSURANCE AND ANNUITY COMPANY

Statements of Assets and Liabilities

December 31, 2013

(Dollars in thousands)

	ING Solution 2015 Portfolio - Initial Class	ING Solution 2015 Portfolio - Service Class	ING Solution 2015 Portfolio - Service 2 Class	ING Solution 2025 Portfolio - Adviser Class	ING Solution 2025 Portfolio - Initial Class
Assets
Investments in mutual funds
at fair value	$ 1,766	$ 67,703	$ 10,144	$ 508	$ 788
Total assets	1,766	67,703	10,144	508	788
Net assets	$ 1,766	$ 67,703	$ 10,144	$ 508	$ 788

Net assets
Accumulation units	$ 1,766	$ 67,703	$ 10,144	$ 508	$ 788
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 1,766	$ 67,703	$ 10,144	$ 508	$ 788

Total number of mutual fund shares	146,200	5,651,300	867,727	38,925	59,069

Cost of mutual fund shares	$ 1,668	$ 58,723	$ 9,303	$ 415	$ 691

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

ING LIFE INSURANCE AND ANNUITY COMPANY

Statements of Assets and Liabilities

December 31, 2013

(Dollars in thousands)

	ING Solution 2025 Portfolio - Service Class	ING Solution 2025 Portfolio - Service 2 Class	ING Solution 2035 Portfolio - Adviser Class	ING Solution 2035 Portfolio - Initial Class	ING Solution 2035 Portfolio - Service Class
Assets
Investments in mutual funds
at fair value	$ 131,426	$ 15,044	$ 215	$ 1,783	$ 123,072
Total assets	131,426	15,044	215	1,783	123,072
Net assets	$ 131,426	$ 15,044	$ 215	$ 1,783	$ 123,072

Net assets
Accumulation units	$ 131,426	$ 15,044	$ 215	$ 1,783	$ 123,072
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 131,426	$ 15,044	$ 215	$ 1,783	$ 123,072

Total number of mutual fund shares	9,941,423	1,163,481	15,384	125,104	8,709,993

Cost of mutual fund shares	$ 104,452	$ 12,569	$ 166	$ 1,479	$ 92,730

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

ING LIFE INSURANCE AND ANNUITY COMPANY

Statements of Assets and Liabilities

December 31, 2013

(Dollars in thousands)

	ING Solution 2035 Portfolio - Service 2 Class	ING Solution 2045 Portfolio - Adviser Class	ING Solution 2045 Portfolio - Initial Class	ING Solution 2045 Portfolio - Service Class	ING Solution 2045 Portfolio - Service 2 Class
Assets
Investments in mutual funds
at fair value	$ 13,788	$ 108	$ 1,313	$ 90,698	$ 8,217
Total assets	13,788	108	1,313	90,698	8,217
Net assets	$ 13,788	$ 108	$ 1,313	$ 90,698	$ 8,217

Net assets
Accumulation units	$ 13,788	$ 108	$ 1,313	$ 90,698	$ 8,217
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 13,788	$ 108	$ 1,313	$ 90,698	$ 8,217

Total number of mutual fund shares	1,001,343	7,391	88,504	6,169,905	568,666

Cost of mutual fund shares	$ 10,975	$ 85	$ 1,079	$ 65,384	$ 6,533

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

ING LIFE INSURANCE AND ANNUITY COMPANY

Statements of Assets and Liabilities

December 31, 2013

(Dollars in thousands)

	ING Solution 2055 Portfolio - Initial Class	ING Solution 2055 Portfolio - Service Class	ING Solution 2055 Portfolio - Service 2 Class	ING Solution Balanced Portfolio - Service Class	ING Solution Income Portfolio - Adviser Class
Assets
Investments in mutual funds
at fair value	$ 155	$ 7,472	$ 683	$ 3,502	$ 221
Total assets	155	7,472	683	3,502	221
Net assets	$ 155	$ 7,472	$ 683	$ 3,502	$ 221

Net assets
Accumulation units	$ 155	$ 7,472	$ 683	$ 3,502	$ 221
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 155	$ 7,472	$ 683	$ 3,502	$ 221

Total number of mutual fund shares	10,556	513,532	47,126	318,111	19,609

Cost of mutual fund shares	$ 129	$ 6,508	$ 614	$ 3,118	$ 215

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

ING LIFE INSURANCE AND ANNUITY COMPANY

Statements of Assets and Liabilities

December 31, 2013

(Dollars in thousands)

	ING Solution Income Portfolio - Initial Class	ING Solution Income Portfolio - Service Class	ING Solution Income Portfolio - Service 2 Class	ING Solution Moderately Conservative Portfolio - Service Class	ING T. Rowe Price Diversified Mid Cap Growth Portfolio - Adviser Class
Assets
Investments in mutual funds
at fair value	$ 2,555	$ 15,119	$ 1,395	$ 4,900	$ 389
Total assets	2,555	15,119	1,395	4,900	389
Net assets	$ 2,555	$ 15,119	$ 1,395	$ 4,900	$ 389

Net assets
Accumulation units	$ 2,555	$ 15,119	$ 1,395	$ 4,900	$ 389
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 2,555	$ 15,119	$ 1,395	$ 4,900	$ 389

Total number of mutual fund shares	222,009	1,325,025	125,096	445,413	35,131

Cost of mutual fund shares	$ 2,455	$ 14,425	$ 1,342	$ 4,572	$ 262

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

ING LIFE INSURANCE AND ANNUITY COMPANY

Statements of Assets and Liabilities

December 31, 2013

(Dollars in thousands)

	ING T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class	ING T. Rowe Price Diversified Mid Cap Growth Portfolio - Service Class	ING T. Rowe Price Growth Equity Portfolio - Adviser Class	ING T. Rowe Price Growth Equity Portfolio - Initial Class	ING T. Rowe Price Growth Equity Portfolio - Service Class
Assets
Investments in mutual funds
at fair value	$ 393,263	$ 859	$ 1,561	$ 326,039	$ 3,895
Total assets	393,263	859	1,561	326,039	3,895
Net assets	$ 393,263	$ 859	$ 1,561	$ 326,039	$ 3,895

Net assets
Accumulation units	$ 391,464	$ 859	$ 1,561	$ 323,792	$ 3,895
Contracts in payout (annuitization)	1,799	-	-	2,247	-
Total net assets	$ 393,263	$ 859	$ 1,561	$ 326,039	$ 3,895

Total number of mutual fund shares	33,669,802	75,058	18,107	3,658,840	44,433

Cost of mutual fund shares	$ 267,545	$ 650	$ 825	$ 187,061	$ 2,352

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

ING LIFE INSURANCE AND ANNUITY COMPANY

Statements of Assets and Liabilities

December 31, 2013

(Dollars in thousands)

	ING Templeton Foreign Equity Portfolio - Adviser Class	ING Templeton Foreign Equity Portfolio - Initial Class	ING Templeton Foreign Equity Portfolio - Service Class	ING Core Equity Research Fund - Class A	ING Strategic Allocation Conservative Portfolio - Class I
Assets
Investments in mutual funds
at fair value	$ 539	$ 114,872	$ 362	$ 162	$ 37,570
Total assets	539	114,872	362	162	37,570
Net assets	$ 539	$ 114,872	$ 362	$ 162	$ 37,570

Net assets
Accumulation units	$ 539	$ 112,474	$ 362	$ 162	$ 36,478
Contracts in payout (annuitization)	-	2,398	-	-	1,092
Total net assets	$ 539	$ 114,872	$ 362	$ 162	$ 37,570

Total number of mutual fund shares	41,275	8,695,855	27,579	9,346	3,087,090

Cost of mutual fund shares	$ 457	$ 97,243	$ 281	$ 116	$ 31,158

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

ING LIFE INSURANCE AND ANNUITY COMPANY

Statements of Assets and Liabilities

December 31, 2013

(Dollars in thousands)

	ING Strategic Allocation Growth Portfolio - Class I	ING Strategic Allocation Moderate Portfolio - Class I	ING Growth and Income Portfolio - Class A	ING Growth and Income Portfolio - Class I	ING Growth and Income Portfolio - Class S
Assets
Investments in mutual funds
at fair value	$ 76,061	$ 67,281	$ 1,598	$ 1,391,126	$ 212
Total assets	76,061	67,281	1,598	1,391,126	212
Net assets	$ 76,061	$ 67,281	$ 1,598	$ 1,391,126	$ 212

Net assets
Accumulation units	$ 75,330	$ 66,079	$ 1,598	$ 1,301,450	$ 212
Contracts in payout (annuitization)	731	1,202	-	89,676	-
Total net assets	$ 76,061	$ 67,281	$ 1,598	$ 1,391,126	$ 212

Total number of mutual fund shares	5,753,462	5,335,531	50,945	43,925,680	6,746

Cost of mutual fund shares	$ 64,300	$ 56,402	$ 1,221	$ 953,938	$ 176

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

ING LIFE INSURANCE AND ANNUITY COMPANY

Statements of Assets and Liabilities

December 31, 2013

(Dollars in thousands)

	ING Index Plus LargeCap Portfolio - Class I	ING Index Plus LargeCap Portfolio - Class S	ING Index Plus MidCap Portfolio - Class I	ING Index Plus MidCap Portfolio - Class S	ING Index Plus SmallCap Portfolio - Class I
Assets
Investments in mutual funds
at fair value	$ 325,012	$ 335	$ 365,883	$ 503	$ 154,881
Total assets	325,012	335	365,883	503	154,881
Net assets	$ 325,012	$ 335	$ 365,883	$ 503	$ 154,881

Net assets
Accumulation units	$ 320,261	$ 335	$ 363,964	$ 503	$ 153,611
Contracts in payout (annuitization)	4,751	-	1,919	-	1,270
Total net assets	$ 325,012	$ 335	$ 365,883	$ 503	$ 154,881

Total number of mutual fund shares	16,210,088	16,844	15,490,382	21,563	7,085,132

Cost of mutual fund shares	$ 227,648	$ 206	$ 251,350	$ 309	$ 105,380

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

ING LIFE INSURANCE AND ANNUITY COMPANY

Statements of Assets and Liabilities

December 31, 2013

(Dollars in thousands)

	ING Index Plus SmallCap Portfolio - Class S	ING International Index Portfolio - Class I	ING International Index Portfolio - Class S	ING Russell™ Large Cap Growth Index Portfolio - Class I	ING Russell™ Large Cap Growth Index Portfolio - Class S
Assets
Investments in mutual funds
at fair value	$ 236	$ 26,714	$ 6	$ 12,039	$ 956
Total assets	236	26,714	6	12,039	956
Net assets	$ 236	$ 26,714	$ 6	$ 12,039	$ 956

Net assets
Accumulation units	$ 236	$ 26,042	$ 6	$ 11,945	$ 956
Contracts in payout (annuitization)	-	672	-	94	-
Total net assets	$ 236	$ 26,714	$ 6	$ 12,039	$ 956

Total number of mutual fund shares	10,918	2,660,737	553	551,763	43,984

Cost of mutual fund shares	$ 139	$ 21,726	$ 5	$ 9,279	$ 693

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

ING LIFE INSURANCE AND ANNUITY COMPANY

Statements of Assets and Liabilities

December 31, 2013

(Dollars in thousands)

	ING Russell™ Large Cap Index Portfolio - Class I	ING Russell™ Large Cap Index Portfolio - Class S	ING Russell™ Large Cap Value Index Portfolio - Class I	ING Russell™ Large Cap Value Index Portfolio - Class S	ING Russell™ Mid Cap Growth Index Portfolio - Class S
Assets
Investments in mutual funds
at fair value	$ 37,350	$ 221	$ 365	$ 6,058	$ 8,513
Total assets	37,350	221	365	6,058	8,513
Net assets	$ 37,350	$ 221	$ 365	$ 6,058	$ 8,513

Net assets
Accumulation units	$ 37,350	$ -	$ 365	$ 6,058	$ 8,513
Contracts in payout (annuitization)	-	221	-	-	-
Total net assets	$ 37,350	$ 221	$ 365	$ 6,058	$ 8,513

Total number of mutual fund shares	2,604,581	15,513	19,890	331,387	347,042

Cost of mutual fund shares	$ 27,542	$ 183	$ 317	$ 4,748	$ 6,235

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

ING LIFE INSURANCE AND ANNUITY COMPANY

Statements of Assets and Liabilities

December 31, 2013

(Dollars in thousands)

	ING Russell™ Mid Cap Index Portfolio - Class I	ING Russell™ Small Cap Index Portfolio - Class I	ING Small Company Portfolio - Class I	ING Small Company Portfolio - Class S	ING U.S. Bond Index Portfolio - Class I
Assets
Investments in mutual funds
at fair value	$ 44,130	$ 23,761	$ 155,627	$ 299	$ 9,263
Total assets	44,130	23,761	155,627	299	9,263
Net assets	$ 44,130	$ 23,761	$ 155,627	$ 299	$ 9,263

Net assets
Accumulation units	$ 44,130	$ 23,761	$ 153,424	$ 299	$ 9,263
Contracts in payout (annuitization)	-	-	2,203	-	-
Total net assets	$ 44,130	$ 23,761	$ 155,627	$ 299	$ 9,263

Total number of mutual fund shares	2,756,373	1,403,513	6,318,591	12,330	892,374

Cost of mutual fund shares	$ 34,983	$ 18,524	$ 112,143	$ 209	$ 9,774

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

ING LIFE INSURANCE AND ANNUITY COMPANY

Statements of Assets and Liabilities

December 31, 2013

(Dollars in thousands)

	ING International Value Portfolio - Class I	ING International Value Portfolio - Class S	ING MidCap Opportunities Portfolio - Class I	ING MidCap Opportunities Portfolio - Class S	ING SmallCap Opportunities Portfolio - Class I
Assets
Investments in mutual funds
at fair value	$ 62,868	$ 224	$ 113,492	$ 1,401	$ 41,575
Total assets	62,868	224	113,492	1,401	41,575
Net assets	$ 62,868	$ 224	$ 113,492	$ 1,401	$ 41,575

Net assets
Accumulation units	$ 60,679	$ 224	$ 113,492	$ 1,401	$ 41,575
Contracts in payout (annuitization)	2,189	-	-	-	-
Total net assets	$ 62,868	$ 224	$ 113,492	$ 1,401	$ 41,575

Total number of mutual fund shares	6,514,857	22,733	6,845,104	86,789	1,426,733

Cost of mutual fund shares	$ 56,499	$ 171	$ 90,322	$ 1,065	$ 31,053

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

ING LIFE INSURANCE AND ANNUITY COMPANY

Statements of Assets and Liabilities

December 31, 2013

(Dollars in thousands)

	ING SmallCap Opportunities Portfolio - Class S	Janus Aspen Series Balanced Portfolio - Institutional Shares	Janus Aspen Series Enterprise Portfolio - Institutional Shares	Janus Aspen Series Flexible Bond Portfolio - Institutional Shares	Janus Aspen Series Global Research Portfolio - Institutional Shares
Assets
Investments in mutual funds
at fair value	$ 108	$ 153	$ 326	$ 38	$ 161
Total assets	108	153	326	38	161
Net assets	$ 108	$ 153	$ 326	$ 38	$ 161

Net assets
Accumulation units	$ 108	$ 153	$ 326	$ 38	$ 161
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 108	$ 153	$ 326	$ 38	$ 161

Total number of mutual fund shares	3,844	5,052	5,529	3,245	4,128

Cost of mutual fund shares	$ 76	$ 133	$ 197	$ 40	$ 113

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

ING LIFE INSURANCE AND ANNUITY COMPANY

Statements of Assets and Liabilities

December 31, 2013

(Dollars in thousands)

	Janus Aspen Series Janus Portfolio - Institutional Shares	JPMorgan Government Bond Fund - Select Class	Lazard Emerging Markets Equity Portfolio - Open Shares	Lazard U.S. Mid Cap Equity Portfolio - Open Shares	LKCM Aquinas Growth Fund
Assets
Investments in mutual funds
at fair value	$ 78	$ 242	$ -	$ 3,922	$ 411
Total assets	78	242	-	3,922	411
Net assets	$ 78	$ 242	$ -	$ 3,922	$ 411

Net assets
Accumulation units	$ 78	$ 242	$ -	$ 3,922	$ 411
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 78	$ 242	$ -	$ 3,922	$ 411

Total number of mutual fund shares	2,268	22,327	-	240,347	19,148

Cost of mutual fund shares	$ 53	$ 257	$ -	$ 3,015	$ 289

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

ING LIFE INSURANCE AND ANNUITY COMPANY

Statements of Assets and Liabilities

December 31, 2013

(Dollars in thousands)

	Loomis Sayles Small Cap Value Fund - Retail Class	Lord Abbett Developing Growth Fund - Class A	Lord Abbett Core Fixed Income Fund - Class A	Lord Abbett Mid Cap Stock Fund - Class A	Lord Abbett SmallCap Value Fund - Class A
Assets
Investments in mutual funds
at fair value	$ 15,591	$ 259	$ 46	$ 997	$ 1,450
Total assets	15,591	259	46	997	1,450
Net assets	$ 15,591	$ 259	$ 46	$ 997	$ 1,450

Net assets
Accumulation units	$ 15,591	$ 259	$ 46	$ 997	$ 1,450
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 15,591	$ 259	$ 46	$ 997	$ 1,450

Total number of mutual fund shares	420,462	10,051	4,298	42,828	43,402

Cost of mutual fund shares	$ 11,899	$ 229	$ 47	$ 681	$ 1,230

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

ING LIFE INSURANCE AND ANNUITY COMPANY

Statements of Assets and Liabilities

December 31, 2013

(Dollars in thousands)

	Lord Abbett Fundamental Equity Fund - Class A	Lord Abbett Series Fund MidCap Stock Portfolio - Class VC	MainStay Large Cap Growth Fund - Class R3	Massachusetts Investors Growth Stock Fund - Class A	Metropolitan West Total Return Bond Fund - Class M Shares
Assets
Investments in mutual funds
at fair value	$ 264	$ 104,684	$ 637	$ 660	$ 3,490
Total assets	264	104,684	637	660	3,490
Net assets	$ 264	$ 104,684	$ 637	$ 660	$ 3,490

Net assets
Accumulation units	$ 264	$ 103,834	$ 637	$ 660	$ 3,490
Contracts in payout (annuitization)	-	850	-	-	-
Total net assets	$ 264	$ 104,684	$ 637	$ 660	$ 3,490

Total number of mutual fund shares	17,228	4,467,941	64,567	28,909	330,834

Cost of mutual fund shares	$ 243	$ 76,940	$ 503	$ 538	$ 3,508

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

ING LIFE INSURANCE AND ANNUITY COMPANY

Statements of Assets and Liabilities

December 31, 2013

(Dollars in thousands)

	Neuberger Berman Genesis Fund - Trust Class	Neuberger Berman Socially Responsive Fund - Trust Class	New Perspective Fund - Class R-3	New Perspective Fund - Class R-4	Oppenheimer Capital Appreciation Fund - Class A
Assets
Investments in mutual funds
at fair value	$ 198	$ 14,445	$ 2,417	$ 114,954	$ 106
Total assets	198	14,445	2,417	114,954	106
Net assets	$ 198	$ 14,445	$ 2,417	$ 114,954	$ 106

Net assets
Accumulation units	$ 198	$ 14,445	$ 2,417	$ 114,954	$ 106
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 198	$ 14,445	$ 2,417	$ 114,954	$ 106

Total number of mutual fund shares	3,072	630,248	65,494	3,093,492	1,764

Cost of mutual fund shares	$ 164	$ 12,293	$ 1,863	$ 85,208	$ 86

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

ING LIFE INSURANCE AND ANNUITY COMPANY

Statements of Assets and Liabilities

December 31, 2013

(Dollars in thousands)

	Oppenheimer Developing Markets Fund - Class A	Oppenheimer Developing Markets Fund - Class Y	Oppenheimer Gold & Special Minerals Fund - Class A	Oppenheimer International Bond Fund - Class A	Oppenheimer Discovery Mid Cap Growth Fund/VA
Assets
Investments in mutual funds
at fair value	$ 280,181	$ 39,124	$ 15	$ 141	$ 46
Total assets	280,181	39,124	15	141	46
Net assets	$ 280,181	$ 39,124	$ 15	$ 141	$ 46

Net assets
Accumulation units	$ 280,181	$ 39,124	$ 15	$ 141	$ -
Contracts in payout (annuitization)	-	-	-	-	46
Total net assets	$ 280,181	$ 39,124	$ 15	$ 141	$ 46

Total number of mutual fund shares	7,369,310	1,041,631	932	23,169	614

Cost of mutual fund shares	$ 177,799	$ 33,902	$ 22	$ 149	$ 32

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

ING LIFE INSURANCE AND ANNUITY COMPANY

Statements of Assets and Liabilities

December 31, 2013

(Dollars in thousands)

	Oppenheimer Global Fund/VA	Oppenheimer Global Strategic Income Fund/VA	Oppenheimer Main Street Fund®/VA	Oppenheimer Main Street Small Cap Fund®/VA	Parnassus Equity Income Fund - Investor Shares
Assets
Investments in mutual funds
at fair value	$ 261	$ 99	$ 77	$ 23,499	$ 7,389
Total assets	261	99	77	23,499	7,389
Net assets	$ 261	$ 99	$ 77	$ 23,499	$ 7,389

Net assets
Accumulation units	$ 261	$ 99	$ -	$ 23,499	$ 7,389
Contracts in payout (annuitization)	-	-	77	-	-
Total net assets	$ 261	$ 99	$ 77	$ 23,499	$ 7,389

Total number of mutual fund shares	6,390	18,343	2,473	845,300	201,450

Cost of mutual fund shares	$ 170	$ 97	$ 54	$ 16,274	$ 6,975

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

ING LIFE INSURANCE AND ANNUITY COMPANY

Statements of Assets and Liabilities

December 31, 2013

(Dollars in thousands)

	Pax World Balanced Fund - Individual Investor Class	PIMCO Real Return Portfolio - Administrative Class	Pioneer Equity Income Fund - Class Y	Pioneer High Yield Fund - Class A	Pioneer Strategic Income Fund - Class A
Assets
Investments in mutual funds
at fair value	$ 49,414	$ 148,758	$ 4,551	$ 1,966	$ 1,357
Total assets	49,414	148,758	4,551	1,966	1,357
Net assets	$ 49,414	$ 148,758	$ 4,551	$ 1,966	$ 1,357

Net assets
Accumulation units	$ 49,414	$ 148,758	$ 4,551	$ 1,966	$ 1,357
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 49,414	$ 148,758	$ 4,551	$ 1,966	$ 1,357

Total number of mutual fund shares	2,019,382	11,806,204	132,326	184,238	125,561

Cost of mutual fund shares	$ 45,649	$ 165,547	$ 4,107	$ 1,880	$ 1,407

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

ING LIFE INSURANCE AND ANNUITY COMPANY

Statements of Assets and Liabilities

December 31, 2013

(Dollars in thousands)

	Pioneer Emerging Markets VCT Portfolio - Class I	Pioneer High Yield VCT Portfolio - Class I	Columbia Diversified Equity Income Fund - Class K	Royce Total Return Fund - K Class	SMALLCAP World Fund® - Class R-4
Assets
Investments in mutual funds
at fair value	$ 12,937	$ 30,910	$ 9,646	$ 2	$ 12,144
Total assets	12,937	30,910	9,646	2	12,144
Net assets	$ 12,937	$ 30,910	$ 9,646	$ 2	$ 12,144

Net assets
Accumulation units	$ 12,937	$ 30,910	$ 9,646	$ 2	$ 12,144
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 12,937	$ 30,910	$ 9,646	$ 2	$ 12,144

Total number of mutual fund shares	515,400	2,946,591	704,610	149	248,798

Cost of mutual fund shares	$ 13,886	$ 28,614	$ 7,343	$ 2	$ 10,162

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

ING LIFE INSURANCE AND ANNUITY COMPANY

Statements of Assets and Liabilities

December 31, 2013

(Dollars in thousands)

	T. Rowe Price Mid-Cap Value Fund - R Class	T. Rowe Price Value Fund - Advisor Class	Templeton Foreign Fund - Class A	Templeton Global Bond Fund - Advisor Class	Templeton Global Bond Fund - Class A
Assets
Investments in mutual funds
at fair value	$ 928	$ 285	$ 1,820	$ 39,880	$ 200,725
Total assets	928	285	1,820	39,880	200,725
Net assets	$ 928	$ 285	$ 1,820	$ 39,880	$ 200,725

Net assets
Accumulation units	$ 928	$ 285	$ 1,820	$ 39,880	$ 200,725
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 928	$ 285	$ 1,820	$ 39,880	$ 200,725

Total number of mutual fund shares	31,327	8,551	219,011	3,046,587	15,275,863

Cost of mutual fund shares	$ 685	$ 218	$ 1,526	$ 40,132	$ 195,879

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

ING LIFE INSURANCE AND ANNUITY COMPANY

Statements of Assets and Liabilities

December 31, 2013

(Dollars in thousands)

	Thornburg International Value Fund - Class R4	USAA Precious Metals and Minerals Fund - Adviser Shares	Diversified Value Portfolio	Equity Income Portfolio	Small Company Growth Portfolio
Assets
Investments in mutual funds
at fair value	$ 46	$ 6,749	$ 107	$ 245	$ 23
Total assets	46	6,749	107	245	23
Net assets	$ 46	$ 6,749	$ 107	$ 245	$ 23

Net assets
Accumulation units	$ 46	$ 6,749	$ 107	$ 245	$ 23
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 46	$ 6,749	$ 107	$ 245	$ 23

Total number of mutual fund shares	1,476	521,157	5,904	10,939	868

Cost of mutual fund shares	$ 40	$ 9,833	$ 76	$ 179	$ 17

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

ING LIFE INSURANCE AND ANNUITY COMPANY

Statements of Assets and Liabilities

December 31, 2013

(Dollars in thousands)

	Victory Small Company Opportunity Fund - Class R	Wanger International	Wanger Select	Wanger USA	Washington Mutual Investors Fund - Class R-3
Assets
Investments in mutual funds
at fair value	$ 20	$ 46,354	$ 96,025	$ 73,254	$ 4,722
Total assets	20	46,354	96,025	73,254	4,722
Net assets	$ 20	$ 46,354	$ 96,025	$ 73,254	$ 4,722

Net assets
Accumulation units	$ 20	$ 46,354	$ 96,025	$ 73,254	$ 4,722
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 20	$ 46,354	$ 96,025	$ 73,254	$ 4,722

Total number of mutual fund shares	518	1,341,643	2,637,319	1,781,045	120,514

Cost of mutual fund shares	$ 17	$ 42,576	$ 62,732	$ 55,339	$ 3,206

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

ING LIFE INSURANCE AND ANNUITY COMPANY

Statements of Assets and Liabilities

December 31, 2013

(Dollars in thousands)

	Washington Mutual Investors Fund - Class R-4	Wells Fargo Advantage Small Cap Value Fund - Class A	Wells Fargo Advantage Special Small Cap Value Fund - Class A
Assets
Investments in mutual funds
at fair value	$ 118,569	$ 115	$ 118,565
Total assets	118,569	115	118,565
Net assets	$ 118,569	$ 115	$ 118,565

Net assets
Accumulation units	$ 118,569	$ 115	$ 118,565
Contracts in payout (annuitization)	-	-	-
Total net assets	$ 118,569	$ 115	$ 118,565

Total number of mutual fund shares	3,018,565	3,504	3,778,360

Cost of mutual fund shares	$ 89,104	$ 111	$ 82,248

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

ING LIFE INSURANCE AND ANNUITY COMPANY

Statements of Operations

For the Year Ended December 31, 2013

(Dollars in thousands)

	Invesco Mid Cap Core Equity Fund - Class A	Invesco Small Cap Growth Fund - Class A	Invesco International Growth Fund - Class R5	Invesco Endeavor Fund - Class A	Invesco Global Health Care Fund - Investor Class
Net investment income (loss)
Investment Income:
Dividends	$ -	$ -	$ 3	$ -	$ 1
Expenses:
Mortality expense risk	45	-	1	-	2
charges
Total expenses	45	-	1	-	2
Net investment income (loss)	(45)	-	2	-	(1)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	311	1	1	3	13
Capital gains distributions	387	2	-	3	28
Total realized gain (loss) on investments
and capital gains distributions	698	3	1	6	41
Net unrealized appreciation
(depreciation) of investments	553	7	18	6	59
Net realized and unrealized gain (loss)
on investments	1,251	10	19	12	100
Net increase (decrease) in net assets
resulting from operations	$ 1,206	$ 10	$ 21	$ 12	$ 99

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

ING LIFE INSURANCE AND ANNUITY COMPANY

Statements of Operations

For the Year Ended December 31, 2013

(Dollars in thousands)

	Invesco Small Cap Value Fund - Class A	Invesco V.I. American Franchise Fund - Series I Shares	Invesco V.I. Core Equity Fund - Series I Shares	Alger Capital Appreciation Fund - Class A	Alger Green Fund - Class A
Net investment income (loss)
Investment Income:
Dividends	$ -	$ 97	$ 524	$ -	$ -
Expenses:
Mortality expense risk	2	226	393	2	33
charges
Total expenses	2	226	393	2	33
Net investment income (loss)	(2)	(129)	131	(2)	(33)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	1	349	1,550	2	266
Capital gains distributions	25	-	-	47	151
Total realized gain (loss) on investments
and capital gains distributions	26	349	1,550	49	417
Net unrealized appreciation
(depreciation) of investments	56	7,115	7,604	127	492
Net realized and unrealized gain (loss)
on investments	82	7,464	9,154	176	909
Net increase (decrease) in net assets
resulting from operations	$ 80	$ 7,335	$ 9,285	$ 174	$ 876

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

ING LIFE INSURANCE AND ANNUITY COMPANY

Statements of Operations

For the Year Ended December 31, 2013

(Dollars in thousands)

	AllianceBernstein Growth and Income Fund, Inc. - Class A	AllianceBernstein Growth and Income Portfolio - Class A	AllianzGI NFJ Dividend Value Fund - Class A	AllianzGI NFJ Large-Cap Value Fund - Institutional Class	AllianzGI NFJ Small-Cap Value Fund - Class A
Net investment income (loss)
Investment Income:
Dividends	$ 1	$ 6	$ 5	$ 1	$ 6
Expenses:
Mortality expense risk	2	6	2	-	5
charges
Total expenses	2	6	2	-	5
Net investment income (loss)	(1)	-	3	1	1

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	38	66	9	4	8
Capital gains distributions	-	-	-	-	58
Total realized gain (loss) on investments
and capital gains distributions	38	66	9	4	66
Net unrealized appreciation
(depreciation) of investments	14	87	44	5	63
Net realized and unrealized gain (loss)
on investments	52	153	53	9	129
Net increase (decrease) in net assets
resulting from operations	$ 51	$ 153	$ 56	$ 10	$ 130

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

ING LIFE INSURANCE AND ANNUITY COMPANY

Statements of Operations

For the Year Ended December 31, 2013

(Dollars in thousands)

	Amana Growth Fund	Amana Income Fund	American Balanced Fund® - Class R-3	American Century Inflation-Adjusted Bond Fund - Investor Class	American Century Income & Growth Fund - A Class
Net investment income (loss)
Investment Income:
Dividends	$ 229	$ 982	$ 91	$ 518	$ 166
Expenses:
Mortality expense risk	364	611	37	456	95
charges
Total expenses	364	611	37	456	95
Net investment income (loss)	(135)	371	54	62	71

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	1,979	1,879	119	322	(51)
Capital gains distributions	1,009	-	-	775	-
Total realized gain (loss) on investments
and capital gains distributions	2,988	1,879	119	1,097	(51)
Net unrealized appreciation
(depreciation) of investments	4,468	13,098	1,055	(5,842)	2,269
Net realized and unrealized gain (loss)
on investments	7,456	14,977	1,174	(4,745)	2,218
Net increase (decrease) in net assets
resulting from operations	$ 7,321	$ 15,348	$ 1,228	$ (4,683)	$ 2,289

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

ING LIFE INSURANCE AND ANNUITY COMPANY

Statements of Operations

For the Year Ended December 31, 2013

(Dollars in thousands)

	Fundamental Investors - Class R-3	Fundamental Investors - Class R-4	American Funds American Mutual Fund® - Class R-4	Ariel Appreciation Fund - Investor Class	Ariel Fund - Investor Class
Net investment income (loss)
Investment Income:
Dividends	$ 18	$ 604	$ 9	$ 6	$ 57
Expenses:
Mortality expense risk	8	386	2	7	83
charges
Total expenses	8	386	2	7	83
Net investment income (loss)	10	218	7	(1)	(26)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	76	2,406	5	160	726
Capital gains distributions	32	881	17	45	-
Total realized gain (loss) on investments
and capital gains distributions	108	3,287	22	205	726
Net unrealized appreciation
(depreciation) of investments	312	8,071	51	105	1,692
Net realized and unrealized gain (loss)
on investments	420	11,358	73	310	2,418
Net increase (decrease) in net assets
resulting from operations	$ 430	$ 11,576	$ 80	$ 309	$ 2,392

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

ING LIFE INSURANCE AND ANNUITY COMPANY

Statements of Operations

For the Year Ended December 31, 2013

(Dollars in thousands)

	Artisan International Fund - Investor Shares	Aston/Fairpointe Mid Cap Fund - Class N	BlackRock Equity Dividend Fund - Investor A Shares	BlackRock Mid Cap Value Opportunities Fund - Investor A Shares	Bond Fund of America - Class R-4
Net investment income (loss)
Investment Income:
Dividends	$ 87	$ -	$ 22	$ 73	$ 237
Expenses:
Mortality expense risk	75	184	9	150	102
charges
Total expenses	75	184	9	150	102
Net investment income (loss)	12	(184)	13	(77)	135

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	439	558	32	1,087	141
Capital gains distributions	-	2,948	1	889	-
Total realized gain (loss) on investments
and capital gains distributions	439	3,506	33	1,976	141
Net unrealized appreciation
(depreciation) of investments	1,143	3,023	210	1,750	(591)
Net realized and unrealized gain (loss)
on investments	1,582	6,529	243	3,726	(450)
Net increase (decrease) in net assets
resulting from operations	$ 1,594	$ 6,345	$ 256	$ 3,649	$ (315)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

ING LIFE INSURANCE AND ANNUITY COMPANY

Statements of Operations

For the Year Ended December 31, 2013

(Dollars in thousands)

	Calvert VP SRI Balanced Portfolio	Capital World Growth & Income FundSM, Inc. - Class R-3	Cohen & Steers Realty Shares	ColumbiaSM Acorn Fund® - Class A	ColumbiaSM Acorn Fund® - Class Z
Net investment income (loss)
Investment Income:
Dividends	$ 526	$ 13	$ 63	$ -	$ -
Expenses:
Mortality expense risk	528	3	27	1	1
charges
Total expenses	528	3	27	1	1
Net investment income (loss)	(2)	10	36	(1)	(1)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	658	12	38	2	-
Capital gains distributions	4,441	-	80	6	3
Total realized gain (loss) on investments
and capital gains distributions	5,099	12	118	8	3
Net unrealized appreciation
(depreciation) of investments	2,569	104	(144)	17	9
Net realized and unrealized gain (loss)
on investments	7,668	116	(26)	25	12
Net increase (decrease) in net assets
resulting from operations	$ 7,666	$ 126	$ 10	$ 24	$ 11

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

ING LIFE INSURANCE AND ANNUITY COMPANY

Statements of Operations

For the Year Ended December 31, 2013

(Dollars in thousands)

	Columbia Mid Cap Value Fund - Class A	Columbia Mid Cap Value Fund - Class Z	CRM Mid Cap Value Fund - Investor Shares	Delaware Diversified Income Fund - Class A	Delaware Small Cap Value Fund - Class A
Net investment income (loss)
Investment Income:
Dividends	$ 20	$ -	$ 1	$ 55	$ -
Expenses:
Mortality expense risk	47	-	2	14	-
charges
Total expenses	47	-	2	14	-
Net investment income (loss)	(27)	-	(1)	41	-

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	678	-	6	(48)	-
Capital gains distributions	587	-	45	-	2
Total realized gain (loss) on investments
and capital gains distributions	1,265	-	51	(48)	2
Net unrealized appreciation
(depreciation) of investments	222	-	25	(34)	6
Net realized and unrealized gain (loss)
on investments	1,487	-	76	(82)	8
Net increase (decrease) in net assets
resulting from operations	$ 1,460	$ -	$ 75	$ (41)	$ 8

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

ING LIFE INSURANCE AND ANNUITY COMPANY

Statements of Operations

For the Year Ended December 31, 2013

(Dollars in thousands)

	Dodge & Cox International Stock Fund	Dodge & Cox Stock Fund	DWS Equity 500 Index Fund - Class S	Eaton Vance Large-Cap Value Fund - Class R	EuroPacific Growth Fund® - Class R-3
Net investment income (loss)
Investment Income:
Dividends	$ 6	$ 1	$ 11	$ 1	$ 57
Expenses:
Mortality expense risk	3	1	6	1	44
charges
Total expenses	3	1	6	1	44
Net investment income (loss)	3	-	5	-	13

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	8	6	5	12	892
Capital gains distributions	-	-	-	5	-
Total realized gain (loss) on investments
and capital gains distributions	8	6	5	17	892
Net unrealized appreciation
(depreciation) of investments	56	15	145	13	555
Net realized and unrealized gain (loss)
on investments	64	21	150	30	1,447
Net increase (decrease) in net assets
resulting from operations	$ 67	$ 21	$ 155	$ 30	$ 1,460

The accompanying notes are an integral part of these financial statements.

	EuroPacific Growth Fund® - Class R-4	Fidelity® Advisor New Insights Fund - Institutional Class	Fidelity® VIP Equity-Income Portfolio - Initial Class	Fidelity® VIP Growth Portfolio - Initial Class	Fidelity® VIP High Income Portfolio - Initial Class
Net investment income (loss)
Investment Income:
Dividends	$ 2,961	$ -	$ 7,181	$ 706	$ 653
Expenses:
Mortality expense risk	2,502	7	2,913	2,396	133
charges
Total expenses	2,502	7	2,913	2,396	133
Net investment income (loss)	459	(7)	4,268	(1,690)	520

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(691)	27	(1,809)	10,605	315
Capital gains distributions	-	86	19,036	168	-
Total realized gain (loss) on investments
and capital gains distributions	(691)	113	17,227	10,773	315
Net unrealized appreciation
(depreciation) of investments	51,226	55	47,229	65,870	(312)
Net realized and unrealized gain (loss)
on investments	50,535	168	64,456	76,643	3
Net increase (decrease) in net assets
resulting from operations	$ 50,994	$ 161	$ 68,724	$ 74,953	$ 523

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

ING LIFE INSURANCE AND ANNUITY COMPANY

Statements of Operations

For the Year Ended December 31, 2013

(Dollars in thousands)

	Fidelity® VIP Overseas Portfolio - Initial Class	Fidelity® VIP Contrafund® Portfolio - Initial Class	Fidelity® VIP Index 500 Portfolio - Initial Class	Fidelity® VIP Mid Cap Portfolio - Initial Class	Fidelity® VIP Asset Manager Portfolio - Initial Class
Net investment income (loss)
Investment Income:
Dividends	$ 447	$ 12,887	$ 2,637	$ 127	$ 351
Expenses:
Mortality expense risk	304	10,923	1,565	-	254
charges
Total expenses	304	10,923	1,565	-	254
Net investment income (loss)	143	1,964	1,072	127	97

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(2,088)	23,436	3,472	611	374
Capital gains distributions	123	343	1,307	3,182	54
Total realized gain (loss) on investments
and capital gains distributions	(1,965)	23,779	4,779	3,793	428
Net unrealized appreciation
(depreciation) of investments	10,114	291,519	30,085	3,481	2,542
Net realized and unrealized gain (loss)
on investments	8,149	315,298	34,864	7,274	2,970
Net increase (decrease) in net assets
resulting from operations	$ 8,292	$ 317,262	$ 35,936	$ 7,401	$ 3,067

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

ING LIFE INSURANCE AND ANNUITY COMPANY

Statements of Operations

For the Year Ended December 31, 2013

(Dollars in thousands)

	Mutual Global Discovery Fund - Class R	Franklin Small-Mid Cap Growth Fund - Class A	Franklin Small Cap Value Securities Fund - Class 2	Growth Fund of America - Class R-3	Growth Fund of America - Class R-4
Net investment income (loss)
Investment Income:
Dividends	$ 32	$ -	$ 1,651	$ 4	$ 1,063
Expenses:
Mortality expense risk	15	4	1,154	85	3,016
charges
Total expenses	15	4	1,154	85	3,016
Net investment income (loss)	17	(4)	497	(81)	(1,953)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	193	63	2,219	1,000	5,971
Capital gains distributions	126	93	2,131	965	21,897
Total realized gain (loss) on investments
and capital gains distributions	319	156	4,350	1,965	27,868
Net unrealized appreciation
(depreciation) of investments	210	59	33,299	2,073	65,718
Net realized and unrealized gain (loss)
on investments	529	215	37,649	4,038	93,586
Net increase (decrease) in net assets
resulting from operations	$ 546	$ 211	$ 38,146	$ 3,957	$ 91,633

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

ING LIFE INSURANCE AND ANNUITY COMPANY

Statements of Operations

For the Year Ended December 31, 2013

(Dollars in thousands)

	The Hartford Capital Appreciation Fund - Class R4	The Hartford Dividend And Growth Fund - Class R4	Income Fund of America - Class R-3	ING Balanced Portfolio - Class I	ING Growth Opportunities Fund - Class A
Net investment income (loss)
Investment Income:
Dividends	$ -	$ 4	$ 66	$ 6,771	$ -
Expenses:
Mortality expense risk	1	2	13	3,342	1
charges
Total expenses	1	2	13	3,342	1
Net investment income (loss)	(1)	2	53	3,429	(1)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	72	73	82	3,552	-
Capital gains distributions	-	-	-	-	6
Total realized gain (loss) on investments
and capital gains distributions	72	73	82	3,552	6
Net unrealized appreciation
(depreciation) of investments	(9)	(2)	207	37,873	16
Net realized and unrealized gain (loss)
on investments	63	71	289	41,425	22
Net increase (decrease) in net assets
resulting from operations	$ 62	$ 73	$ 342	$ 44,854	$ 21

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

ING LIFE INSURANCE AND ANNUITY COMPANY

Statements of Operations

For the Year Ended December 31, 2013

(Dollars in thousands)

	ING Large Cap Value Fund - Class A	ING MidCap Opportunities Fund - Class A	ING Real Estate Fund - Class A	ING Value Choice Fund - Class A	ING GNMA Income Fund - Class A
Net investment income (loss)
Investment Income:
Dividends	$ -	$ -	$ 42	$ -	$ 140
Expenses:
Mortality expense risk	-	-	8	-	32
charges
Total expenses	-	-	8	-	32
Net investment income (loss)	-	-	34	-	108

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	-	-	164	-	(15)
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	-	-	164	-	(15)
Net unrealized appreciation
(depreciation) of investments	-	-	(180)	1	(202)
Net realized and unrealized gain (loss)
on investments	-	-	(16)	1	(217)
Net increase (decrease) in net assets
resulting from operations	$ -	$ -	$ 18	$ 1	$ (109)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

ING LIFE INSURANCE AND ANNUITY COMPANY

Statements of Operations

For the Year Ended December 31, 2013

(Dollars in thousands)

	ING Intermediate Bond Fund - Class A	ING Intermediate Bond Portfolio - Class I	ING Intermediate Bond Portfolio - Class S	ING BlackRock Health Sciences Opportunities Portfolio - Service Class	ING BlackRock Inflation Protected Bond Portfolio - Adviser Class
Net investment income (loss)
Investment Income:
Dividends	$ 76	$ 11,972	$ 32	$ 14	$ -
Expenses:
Mortality expense risk	16	3,423	4	222	-
charges
Total expenses	16	3,423	4	222	-
Net investment income (loss)	60	8,549	28	(208)	-

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	83	(1,699)	33	1,213	(1)
Capital gains distributions	-	-	-	1,857	4
Total realized gain (loss) on investments
and capital gains distributions	83	(1,699)	33	3,070	3
Net unrealized appreciation
(depreciation) of investments	(197)	(11,051)	(69)	5,179	(10)
Net realized and unrealized gain (loss)
on investments	(114)	(12,750)	(36)	8,249	(7)
Net increase (decrease) in net assets
resulting from operations	$ (54)	$ (4,201)	$ (8)	$ 8,041	$ (7)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

ING LIFE INSURANCE AND ANNUITY COMPANY

Statements of Operations

For the Year Ended December 31, 2013

(Dollars in thousands)

	ING BlackRock Large Cap Growth Portfolio - Institutional Class	ING BlackRock Large Cap Growth Portfolio - Service Class	ING BlackRock Large Cap Growth Portfolio - Service 2 Class	ING Clarion Global Real Estate Portfolio - Adviser Class	ING Clarion Global Real Estate Portfolio - Institutional Class
Net investment income (loss)
Investment Income:
Dividends	$ 1,268	$ 3	$ 3	$ -	$ 4,858
Expenses:
Mortality expense risk	967	1	1	-	736
charges
Total expenses	967	1	1	-	736
Net investment income (loss)	301	2	2	-	4,122

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(184)	26	23	-	877
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(184)	26	23	-	877
Net unrealized appreciation
(depreciation) of investments	25,760	62	62	-	(2,778)
Net realized and unrealized gain (loss)
on investments	25,576	88	85	-	(1,901)
Net increase (decrease) in net assets
resulting from operations	$ 25,877	$ 90	$ 87	$ -	$ 2,221

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

ING LIFE INSURANCE AND ANNUITY COMPANY

Statements of Operations

For the Year Ended December 31, 2013

(Dollars in thousands)

	ING Clarion Real Estate Portfolio - Adviser Class	ING Clarion Real Estate Portfolio - Institutional Class	ING Clarion Real Estate Portfolio - Service Class	ING FMRSM Diversified Mid Cap Portfolio - Institutional Class	ING FMRSM Diversified Mid Cap Portfolio - Service Class
Net investment income (loss)
Investment Income:
Dividends	$ -	$ 35	$ 749	$ 238	$ 252
Expenses:
Mortality expense risk	-	22	496	146	499
charges
Total expenses	-	22	496	146	499
Net investment income (loss)	-	13	253	92	(247)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	1	151	4,992	981	3,524
Capital gains distributions	-	-	-	123	205
Total realized gain (loss) on investments
and capital gains distributions	1	151	4,992	1,104	3,729
Net unrealized appreciation
(depreciation) of investments	(1)	(120)	(4,567)	8,741	12,595
Net realized and unrealized gain (loss)
on investments	-	31	425	9,845	16,324
Net increase (decrease) in net assets
resulting from operations	$ -	$ 44	$ 678	$ 9,937	$ 16,077

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

ING LIFE INSURANCE AND ANNUITY COMPANY

Statements of Operations

For the Year Ended December 31, 2013

(Dollars in thousands)

	ING FMRSM Diversified Mid Cap Portfolio - Service 2 Class	ING Global Resources Portfolio - Adviser Class	ING Global Resources Portfolio - Institutional Class	ING Global Resources Portfolio - Service Class	ING Invesco Growth and Income Portfolio - Institutional Class
Net investment income (loss)
Investment Income:
Dividends	$ -	$ -	$ -	$ 942	$ 145
Expenses:
Mortality expense risk	-	-	-	1,003	42
charges
Total expenses	-	-	-	1,003	42
Net investment income (loss)	-	-	-	(61)	103

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	-	-	-	(7,064)	163
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	-	-	-	(7,064)	163
Net unrealized appreciation
(depreciation) of investments	8	-	3	18,734	2,335
Net realized and unrealized gain (loss)
on investments	8	-	3	11,670	2,498
Net increase (decrease) in net assets
resulting from operations	$ 8	$ -	$ 3	$ 11,609	$ 2,601

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

ING LIFE INSURANCE AND ANNUITY COMPANY

Statements of Operations

For the Year Ended December 31, 2013

(Dollars in thousands)

	ING Invesco Growth and Income Portfolio - Service Class	ING JPMorgan Emerging Markets Equity Portfolio - Adviser Class	ING JPMorgan Emerging Markets Equity Portfolio - Institutional Class	ING JPMorgan Emerging Markets Equity Portfolio - Service Class	ING JPMorgan Small Cap Core Equity Portfolio - Adviser Class
Net investment income (loss)
Investment Income:
Dividends	$ 299	$ 2	$ 320	$ 204	$ -
Expenses:
Mortality expense risk	205	1	298	241	-
charges
Total expenses	205	1	298	241	-
Net investment income (loss)	94	1	22	(37)	-

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	1,502	(6)	1,823	2,089	-
Capital gains distributions	-	7	618	517	-
Total realized gain (loss) on investments
and capital gains distributions	1,502	1	2,441	2,606	-
Net unrealized appreciation
(depreciation) of investments	4,579	(18)	(4,555)	(4,249)	5
Net realized and unrealized gain (loss)
on investments	6,081	(17)	(2,114)	(1,643)	5
Net increase (decrease) in net assets
resulting from operations	$ 6,175	$ (16)	$ (2,092)	$ (1,680)	$ 5

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

ING LIFE INSURANCE AND ANNUITY COMPANY

Statements of Operations

For the Year Ended December 31, 2013

(Dollars in thousands)

	ING JPMorgan Small Cap Core Equity Portfolio - Institutional Class	ING JPMorgan Small Cap Core Equity Portfolio - Service Class	ING Large Cap Growth Portfolio - Adviser Class	ING Large Cap Growth Portfolio - Institutional Class	ING Large Cap Growth Portfolio - Service Class
Net investment income (loss)
Investment Income:
Dividends	$ 135	$ 109	$ 1	$ 1,213	$ 6
Expenses:
Mortality expense risk	63	129	1	1,991	6
charges
Total expenses	63	129	1	1,991	6
Net investment income (loss)	72	(20)	-	(778)	-

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	339	636	3	3,907	75
Capital gains distributions	344	347	2	2,117	12
Total realized gain (loss) on investments
and capital gains distributions	683	983	5	6,024	87
Net unrealized appreciation
(depreciation) of investments	3,736	3,319	40	53,594	200
Net realized and unrealized gain (loss)
on investments	4,419	4,302	45	59,618	287
Net increase (decrease) in net assets
resulting from operations	$ 4,491	$ 4,282	$ 45	$ 58,840	$ 287

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

ING LIFE INSURANCE AND ANNUITY COMPANY

Statements of Operations

For the Year Ended December 31, 2013

(Dollars in thousands)

	ING Large Cap Value Portfolio - Adviser Class	ING Large Cap Value Portfolio - Institutional Class	ING Large Cap Value Portfolio - Service Class	ING Limited Maturity Bond Portfolio - Adviser Class	ING Marsico Growth Portfolio - Institutional Class
Net investment income (loss)
Investment Income:
Dividends	$ -	$ 6,039	$ 17	$ -	$ 121
Expenses:
Mortality expense risk	-	2,520	5	-	116
charges
Total expenses	-	2,520	5	-	116
Net investment income (loss)	-	3,519	12	-	5

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	-	4,284	61	-	1,264
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	-	4,284	61	-	1,264
Net unrealized appreciation
(depreciation) of investments	3	61,994	169	-	2,117
Net realized and unrealized gain (loss)
on investments	3	66,278	230	-	3,381
Net increase (decrease) in net assets
resulting from operations	$ 3	$ 69,797	$ 242	$ -	$ 3,386

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

ING LIFE INSURANCE AND ANNUITY COMPANY

Statements of Operations

For the Year Ended December 31, 2013

(Dollars in thousands)

	ING Marsico Growth Portfolio - Service Class	ING MFS Total Return Portfolio - Adviser Class	ING MFS Total Return Portfolio - Institutional Class	ING MFS Total Return Portfolio - Service Class	ING MFS Utilities Portfolio - Service Class
Net investment income (loss)
Investment Income:
Dividends	$ 1	$ 24	$ 1,405	$ 595	$ 1,026
Expenses:
Mortality expense risk	1	4	640	276	482
charges
Total expenses	1	4	640	276	482
Net investment income (loss)	-	20	765	319	544

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	6	83	(238)	(298)	(117)
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	6	83	(238)	(298)	(117)
Net unrealized appreciation
(depreciation) of investments	21	88	9,177	4,398	8,167
Net realized and unrealized gain (loss)
on investments	27	171	8,939	4,100	8,050
Net increase (decrease) in net assets
resulting from operations	$ 27	$ 191	$ 9,704	$ 4,419	$ 8,594

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

ING LIFE INSURANCE AND ANNUITY COMPANY

Statements of Operations

For the Year Ended December 31, 2013

(Dollars in thousands)

	ING Morgan Stanley Global Franchise Portfolio - Adviser Class	ING Multi-Manager Large Cap Core Portfolio - Institutional Class	ING Multi-Manager Large Cap Core Portfolio - Service Class	ING PIMCO High Yield Portfolio - Adviser Class	ING PIMCO High Yield Portfolio - Institutional Class
Net investment income (loss)
Investment Income:
Dividends	$ 1	$ 214	$ 2	$ 3	$ 1,836
Expenses:
Mortality expense risk	-	161	3	-	229
charges
Total expenses	-	161	3	-	229
Net investment income (loss)	1	53	(1)	3	1,607

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	-	76	10	1	328
Capital gains distributions	2	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	2	76	10	1	328
Net unrealized appreciation
(depreciation) of investments	3	5,597	66	(1)	(478)
Net realized and unrealized gain (loss)
on investments	5	5,673	76	-	(150)
Net increase (decrease) in net assets
resulting from operations	$ 6	$ 5,726	$ 75	$ 3	$ 1,457

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

ING LIFE INSURANCE AND ANNUITY COMPANY

Statements of Operations

For the Year Ended December 31, 2013

(Dollars in thousands)

	ING PIMCO High Yield Portfolio - Service Class	ING Pioneer Mid Cap Value Portfolio - Adviser Class	ING Pioneer Mid Cap Value Portfolio - Institutional Class	ING Pioneer Mid Cap Value Portfolio - Service Class	ING T. Rowe Price Capital Appreciation Portfolio - Adviser Class
Net investment income (loss)
Investment Income:
Dividends	$ 1,727	$ -	$ 752	$ 3	$ 3
Expenses:
Mortality expense risk	286	-	513	2	1
charges
Total expenses	286	-	513	2	1
Net investment income (loss)	1,441	-	239	1	2

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	417	5	16,419	96	3
Capital gains distributions	-	-	-	-	14
Total realized gain (loss) on investments
and capital gains distributions	417	5	16,419	96	17
Net unrealized appreciation
(depreciation) of investments	(563)	(1)	(3,035)	(30)	28
Net realized and unrealized gain (loss)
on investments	(146)	4	13,384	66	45
Net increase (decrease) in net assets
resulting from operations	$ 1,295	$ 4	$ 13,623	$ 67	$ 47

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

ING LIFE INSURANCE AND ANNUITY COMPANY

Statements of Operations

For the Year Ended December 31, 2013

(Dollars in thousands)

	ING T. Rowe Price Capital Appreciation Portfolio - Institutional Class	ING T. Rowe Price Capital Appreciation Portfolio - Service Class	ING T. Rowe Price Equity Income Portfolio - Adviser Class	ING T. Rowe Price Equity Income Portfolio - Service Class	ING T. Rowe Price International Stock Portfolio - Adviser Class
Net investment income (loss)
Investment Income:
Dividends	$ 1,993	$ 5,037	$ 23	$ 1,831	$ 1
Expenses:
Mortality expense risk	614	4,178	6	803	-
charges
Total expenses	614	4,178	6	803	-
Net investment income (loss)	1,379	859	17	1,028	1

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	790	2,041	117	(113)	1
Capital gains distributions	8,910	28,622	1	83	-
Total realized gain (loss) on investments
and capital gains distributions	9,700	30,663	118	(30)	1
Net unrealized appreciation
(depreciation) of investments	15,535	51,011	309	27,497	12
Net realized and unrealized gain (loss)
on investments	25,235	81,674	427	27,467	13
Net increase (decrease) in net assets
resulting from operations	$ 26,614	$ 82,533	$ 444	$ 28,495	$ 14

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

ING LIFE INSURANCE AND ANNUITY COMPANY

Statements of Operations

For the Year Ended December 31, 2013

(Dollars in thousands)

	ING T. Rowe Price International Stock Portfolio - Service Class	ING Templeton Global Growth Portfolio - Institutional Class	ING Templeton Global Growth Portfolio - Service Class	ING U.S. Stock Index Portfolio - Institutional Class	ING Money Market Portfolio - Class I
Net investment income (loss)
Investment Income:
Dividends	$ 82	$ 13	$ 97	$ 251	$ -
Expenses:
Mortality expense risk	74	6	60	23	2,221
charges
Total expenses	74	6	60	23	2,221
Net investment income (loss)	8	7	37	228	(2,221)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	320	122	551	38	-
Capital gains distributions	-	-	-	275	53
Total realized gain (loss) on investments
and capital gains distributions	320	122	551	313	53
Net unrealized appreciation
(depreciation) of investments	632	72	963	2,506	-
Net realized and unrealized gain (loss)
on investments	952	194	1,514	2,819	53
Net increase (decrease) in net assets
resulting from operations	$ 960	$ 201	$ 1,551	$ 3,047	$ (2,168)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

ING LIFE INSURANCE AND ANNUITY COMPANY

Statements of Operations

For the Year Ended December 31, 2013

(Dollars in thousands)

	ING Global Real Estate Fund - Class A	ING International Small Cap Fund - Class A	ING American Century Small-Mid Cap Value Portfolio - Adviser Class	ING American Century Small-Mid Cap Value Portfolio - Initial Class	ING American Century Small-Mid Cap Value Portfolio - Service Class
Net investment income (loss)
Investment Income:
Dividends	$ 3	$ 7	$ 1	$ 208	$ 571
Expenses:
Mortality expense risk	1	2	-	71	379
charges
Total expenses	1	2	-	71	379
Net investment income (loss)	2	5	1	137	192

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	2	24	6	306	2,734
Capital gains distributions	-	-	4	510	1,638
Total realized gain (loss) on investments
and capital gains distributions	2	24	10	816	4,372
Net unrealized appreciation
(depreciation) of investments	(1)	84	25	3,056	8,849
Net realized and unrealized gain (loss)
on investments	1	108	35	3,872	13,221
Net increase (decrease) in net assets
resulting from operations	$ 3	$ 113	$ 36	$ 4,009	$ 13,413

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

ING LIFE INSURANCE AND ANNUITY COMPANY

Statements of Operations

For the Year Ended December 31, 2013

(Dollars in thousands)

	ING Baron Growth Portfolio - Adviser Class	ING Baron Growth Portfolio - Service Class	ING Columbia Contrarian Core Portfolio - Service Class	ING Columbia Small Cap Value II Portfolio - Adviser Class	ING Columbia Small Cap Value II Portfolio - Service Class
Net investment income (loss)
Investment Income:
Dividends	$ 6	$ 2,054	$ 189	$ 2	$ 36
Expenses:
Mortality expense risk	4	1,345	133	1	40
charges
Total expenses	4	1,345	133	1	40
Net investment income (loss)	2	709	56	1	(4)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	692	5,743	857	12	262
Capital gains distributions	19	6,108	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	711	11,851	857	12	262
Net unrealized appreciation
(depreciation) of investments	(382)	37,584	2,980	67	1,113
Net realized and unrealized gain (loss)
on investments	329	49,435	3,837	79	1,375
Net increase (decrease) in net assets
resulting from operations	$ 331	$ 50,144	$ 3,893	$ 80	$ 1,371

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

ING LIFE INSURANCE AND ANNUITY COMPANY

Statements of Operations

For the Year Ended December 31, 2013

(Dollars in thousands)

	ING Fidelity® VIP Mid Cap Portfolio - Service Class	ING Global Bond Portfolio - Adviser Class	ING Global Bond Portfolio - Initial Class	ING Global Bond Portfolio - Service Class	ING Growth and Income Core Portfolio - Adviser Class
Net investment income (loss)
Investment Income:
Dividends	$ 2	$ 6	$ 2,732	$ 19	$ 2
Expenses:
Mortality expense risk	20	1	1,234	6	-
charges
Total expenses	20	1	1,234	6	-
Net investment income (loss)	(18)	5	1,498	13	2

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	344	1	(986)	(28)	12
Capital gains distributions	-	9	3,371	27	-
Total realized gain (loss) on investments
and capital gains distributions	344	10	2,385	(1)	12
Net unrealized appreciation
(depreciation) of investments	1,021	(32)	(11,188)	(65)	31
Net realized and unrealized gain (loss)
on investments	1,365	(22)	(8,803)	(66)	43
Net increase (decrease) in net assets
resulting from operations	$ 1,347	$ (17)	$ (7,305)	$ (53)	$ 45

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

ING LIFE INSURANCE AND ANNUITY COMPANY

Statements of Operations

For the Year Ended December 31, 2013

(Dollars in thousands)

	ING Growth and Income Core Portfolio - Initial Class	ING Index Solution 2015 Portfolio - Initial Class	ING Index Solution 2015 Portfolio - Service Class	ING Index Solution 2015 Portfolio - Service 2 Class	ING Index Solution 2025 Portfolio - Initial Class
Net investment income (loss)
Investment Income:
Dividends	$ 634	$ 12	$ 10	$ 23	$ 14
Expenses:
Mortality expense risk	167	5	3	9	10
charges
Total expenses	167	5	3	9	10
Net investment income (loss)	467	7	7	14	4

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	11,568	3	45	8	3
Capital gains distributions	-	13	12	28	22
Total realized gain (loss) on investments
and capital gains distributions	11,568	16	57	36	25
Net unrealized appreciation
(depreciation) of investments	(6,709)	17	(3)	39	92
Net realized and unrealized gain (loss)
on investments	4,859	33	54	75	117
Net increase (decrease) in net assets
resulting from operations	$ 5,326	$ 40	$ 61	$ 89	$ 121

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

ING LIFE INSURANCE AND ANNUITY COMPANY

Statements of Operations

For the Year Ended December 31, 2013

(Dollars in thousands)

	ING Index Solution 2025 Portfolio - Service Class	ING Index Solution 2025 Portfolio - Service 2 Class	ING Index Solution 2035 Portfolio - Initial Class	ING Index Solution 2035 Portfolio - Service Class	ING Index Solution 2035 Portfolio - Service 2 Class
Net investment income (loss)
Investment Income:
Dividends	$ 10	$ 50	$ 10	$ 4	$ 27
Expenses:
Mortality expense risk	4	23	8	1	15
charges
Total expenses	4	23	8	1	15
Net investment income (loss)	6	27	2	3	12

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	-	13	4	-	26
Capital gains distributions	19	92	19	8	59
Total realized gain (loss) on investments
and capital gains distributions	19	105	23	8	85
Net unrealized appreciation
(depreciation) of investments	54	345	115	46	315
Net realized and unrealized gain (loss)
on investments	73	450	138	54	400
Net increase (decrease) in net assets
resulting from operations	$ 79	$ 477	$ 140	$ 57	$ 412

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

ING LIFE INSURANCE AND ANNUITY COMPANY

Statements of Operations

For the Year Ended December 31, 2013

(Dollars in thousands)

	ING Index Solution 2045 Portfolio - Initial Class	ING Index Solution 2045 Portfolio - Service Class	ING Index Solution 2045 Portfolio - Service 2 Class	ING Index Solution 2055 Portfolio - Initial Class	ING Index Solution 2055 Portfolio - Service Class
Net investment income (loss)
Investment Income:
Dividends	$ 3	$ 2	$ 16	$ 1	$ 1
Expenses:
Mortality expense risk	2	1	11	1	2
charges
Total expenses	2	1	11	1	2
Net investment income (loss)	1	1	5	-	(1)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	2	-	44	-	24
Capital gains distributions	6	5	42	1	2
Total realized gain (loss) on investments
and capital gains distributions	8	5	86	1	26
Net unrealized appreciation
(depreciation) of investments	33	27	232	14	13
Net realized and unrealized gain (loss)
on investments	41	32	318	15	39
Net increase (decrease) in net assets
resulting from operations	$ 42	$ 33	$ 323	$ 15	$ 38

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

ING LIFE INSURANCE AND ANNUITY COMPANY

Statements of Operations

For the Year Ended December 31, 2013

(Dollars in thousands)

	ING Index Solution 2055 Portfolio - Service 2 Class	ING Index Solution Income Portfolio - Initial Class	ING Index Solution Income Portfolio - Service Class	ING Index Solution Income Portfolio - Service 2 Class	ING Invesco Comstock Portfolio - Adviser Class
Net investment income (loss)
Investment Income:
Dividends	$ 1	$ -	$ 35	$ 7	$ 2
Expenses:
Mortality expense risk	1	-	9	2	1
charges
Total expenses	1	-	9	2	1
Net investment income (loss)	-	-	26	5	1

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	4	-	3	-	5
Capital gains distributions	3	-	43	8	-
Total realized gain (loss) on investments
and capital gains distributions	7	-	46	8	5
Net unrealized appreciation
(depreciation) of investments	26	-	(2)	2	108
Net realized and unrealized gain (loss)
on investments	33	-	44	10	113
Net increase (decrease) in net assets
resulting from operations	$ 33	$ -	$ 70	$ 15	$ 114

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

ING LIFE INSURANCE AND ANNUITY COMPANY

Statements of Operations

For the Year Ended December 31, 2013

(Dollars in thousands)

	ING Invesco Comstock Portfolio - Service Class	ING Invesco Equity and Income Portfolio - Adviser Class	ING Invesco Equity and Income Portfolio - Initial Class	ING Invesco Equity and Income Portfolio - Service Class	ING JPMorgan Mid Cap Value Portfolio - Adviser Class
Net investment income (loss)
Investment Income:
Dividends	$ 483	$ 8	$ 3,447	$ 3	$ 1
Expenses:
Mortality expense risk	592	3	2,410	3	1
charges
Total expenses	592	3	2,410	3	1
Net investment income (loss)	(109)	5	1,037	-	-

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	604	11	7,732	30	56
Capital gains distributions	-	-	-	-	11
Total realized gain (loss) on investments
and capital gains distributions	604	11	7,732	30	67
Net unrealized appreciation
(depreciation) of investments	16,385	146	44,611	31	25
Net realized and unrealized gain (loss)
on investments	16,989	157	52,343	61	92
Net increase (decrease) in net assets
resulting from operations	$ 16,880	$ 162	$ 53,380	$ 61	$ 92

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

ING LIFE INSURANCE AND ANNUITY COMPANY

Statements of Operations

For the Year Ended December 31, 2013

(Dollars in thousands)

	ING JPMorgan Mid Cap Value Portfolio - Initial Class	ING JPMorgan Mid Cap Value Portfolio - Service Class	ING Oppenheimer Global Portfolio - Adviser Class	ING Oppenheimer Global Portfolio - Initial Class	ING Oppenheimer Global Portfolio - Service Class
Net investment income (loss)
Investment Income:
Dividends	$ 37	$ 326	$ 6	$ 7,884	$ 11
Expenses:
Mortality expense risk	29	483	2	5,830	9
charges
Total expenses	29	483	2	5,830	9
Net investment income (loss)	8	(157)	4	2,054	2

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	57	1,170	84	19,950	15
Capital gains distributions	116	1,818	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	173	2,988	84	19,950	15
Net unrealized appreciation
(depreciation) of investments	544	10,591	57	112,073	195
Net realized and unrealized gain (loss)
on investments	717	13,579	141	132,023	210
Net increase (decrease) in net assets
resulting from operations	$ 725	$ 13,422	$ 145	$ 134,077	$ 212

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

ING LIFE INSURANCE AND ANNUITY COMPANY

Statements of Operations

For the Year Ended December 31, 2013

(Dollars in thousands)

	ING PIMCO Total Return Portfolio - Adviser Class	ING PIMCO Total Return Portfolio - Initial Class	ING PIMCO Total Return Portfolio - Service Class	ING Pioneer High Yield Portfolio - Initial Class	ING Pioneer High Yield Portfolio - Service Class
Net investment income (loss)
Investment Income:
Dividends	$ 73	$ 19	$ 7,668	$ 1,424	$ 25
Expenses:
Mortality expense risk	8	4	2,198	268	4
charges
Total expenses	8	4	2,198	268	4
Net investment income (loss)	65	15	5,470	1,156	21

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(19)	-	2,524	661	5
Capital gains distributions	16	4	1,572	-	-
Total realized gain (loss) on investments
and capital gains distributions	(3)	4	4,096	661	5
Net unrealized appreciation
(depreciation) of investments	(118)	(27)	(16,754)	1,202	31
Net realized and unrealized gain (loss)
on investments	(121)	(23)	(12,658)	1,863	36
Net increase (decrease) in net assets
resulting from operations	$ (56)	$ (8)	$ (7,188)	$ 3,019	$ 57

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

ING LIFE INSURANCE AND ANNUITY COMPANY

Statements of Operations

For the Year Ended December 31, 2013

(Dollars in thousands)

	ING Solution 2015 Portfolio - Adviser Class	ING Solution 2015 Portfolio - Initial Class	ING Solution 2015 Portfolio - Service Class	ING Solution 2015 Portfolio - Service 2 Class	ING Solution 2025 Portfolio - Adviser Class
Net investment income (loss)
Investment Income:
Dividends	$ 27	$ 57	$ 2,173	$ 312	$ 9
Expenses:
Mortality expense risk	3	7	562	62	2
charges
Total expenses	3	7	562	62	2
Net investment income (loss)	24	50	1,611	250	7

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	2	15	427	188	7
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	2	15	427	188	7
Net unrealized appreciation
(depreciation) of investments	48	71	3,313	377	54
Net realized and unrealized gain (loss)
on investments	50	86	3,740	565	61
Net increase (decrease) in net assets
resulting from operations	$ 74	$ 136	$ 5,351	$ 815	$ 68

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

ING LIFE INSURANCE AND ANNUITY COMPANY

Statements of Operations

For the Year Ended December 31, 2013

(Dollars in thousands)

	ING Solution 2025 Portfolio - Initial Class	ING Solution 2025 Portfolio - Service Class	ING Solution 2025 Portfolio - Service 2 Class	ING Solution 2035 Portfolio - Adviser Class	ING Solution 2035 Portfolio - Initial Class
Net investment income (loss)
Investment Income:
Dividends	$ 17	$ 2,753	$ 322	$ 3	$ 32
Expenses:
Mortality expense risk	3	986	97	1	7
charges
Total expenses	3	986	97	1	7
Net investment income (loss)	14	1,767	225	2	25

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	3	(266)	655	19	2
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	3	(266)	655	19	2
Net unrealized appreciation
(depreciation) of investments	81	16,037	1,280	23	255
Net realized and unrealized gain (loss)
on investments	84	15,771	1,935	42	257
Net increase (decrease) in net assets
resulting from operations	$ 98	$ 17,538	$ 2,160	$ 44	$ 282

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

ING LIFE INSURANCE AND ANNUITY COMPANY

Statements of Operations

For the Year Ended December 31, 2013

(Dollars in thousands)

	ING Solution 2035 Portfolio - Service Class	ING Solution 2035 Portfolio - Service 2 Class	ING Solution 2045 Portfolio - Adviser Class	ING Solution 2045 Portfolio - Initial Class	ING Solution 2045 Portfolio - Service Class
Net investment income (loss)
Investment Income:
Dividends	$ 2,092	$ 235	$ 2	$ 21	$ 1,339
Expenses:
Mortality expense risk	866	93	-	5	633
charges
Total expenses	866	93	-	5	633
Net investment income (loss)	1,226	142	2	16	706

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(2)	968	7	7	234
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(2)	968	7	7	234
Net unrealized appreciation
(depreciation) of investments	18,458	1,442	15	205	15,565
Net realized and unrealized gain (loss)
on investments	18,456	2,410	22	212	15,799
Net increase (decrease) in net assets
resulting from operations	$ 19,682	$ 2,552	$ 24	$ 228	$ 16,505

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

ING LIFE INSURANCE AND ANNUITY COMPANY

Statements of Operations

For the Year Ended December 31, 2013

(Dollars in thousands)

	ING Solution 2045 Portfolio - Service 2 Class	ING Solution 2055 Portfolio - Initial Class	ING Solution 2055 Portfolio - Service Class	ING Solution 2055 Portfolio - Service 2 Class	ING Solution Balanced Portfolio - Service Class
Net investment income (loss)
Investment Income:
Dividends	$ 129	$ 2	$ 65	$ 6	$ 62
Expenses:
Mortality expense risk	58	1	42	4	26
charges
Total expenses	58	1	42	4	26
Net investment income (loss)	71	1	23	2	36

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	1,431	-	278	59	72
Capital gains distributions	-	2	88	9	67
Total realized gain (loss) on investments
and capital gains distributions	1,431	2	366	68	139
Net unrealized appreciation
(depreciation) of investments	510	26	705	45	201
Net realized and unrealized gain (loss)
on investments	1,941	28	1,071	113	340
Net increase (decrease) in net assets
resulting from operations	$ 2,012	$ 29	$ 1,094	$ 115	$ 376

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

ING LIFE INSURANCE AND ANNUITY COMPANY

Statements of Operations

For the Year Ended December 31, 2013

(Dollars in thousands)

	ING Solution Income Portfolio - Adviser Class	ING Solution Income Portfolio - Initial Class	ING Solution Income Portfolio - Service Class	ING Solution Income Portfolio - Service 2 Class	ING Solution Moderately Conservative Portfolio - Service Class
Net investment income (loss)
Investment Income:
Dividends	$ 8	$ 78	$ 518	$ 65	$ 118
Expenses:
Mortality expense risk	1	10	101	11	40
charges
Total expenses	1	10	101	11	40
Net investment income (loss)	7	68	417	54	78

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	3	10	197	37	108
Capital gains distributions	-	-	-	-	118
Total realized gain (loss) on investments
and capital gains distributions	3	10	197	37	226
Net unrealized appreciation
(depreciation) of investments	6	67	274	12	42
Net realized and unrealized gain (loss)
on investments	9	77	471	49	268
Net increase (decrease) in net assets
resulting from operations	$ 16	$ 145	$ 888	$ 103	$ 346

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

ING LIFE INSURANCE AND ANNUITY COMPANY

Statements of Operations

For the Year Ended December 31, 2013

(Dollars in thousands)

	ING T. Rowe Price Diversified Mid Cap Growth Portfolio - Adviser Class	ING T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class	ING T. Rowe Price Diversified Mid Cap Growth Portfolio - Service Class	ING T. Rowe Price Growth Equity Portfolio - Adviser Class	ING T. Rowe Price Growth Equity Portfolio - Initial Class
Net investment income (loss)
Investment Income:
Dividends	$ 1	$ 1,044	$ 1	$ -	$ 56
Expenses:
Mortality expense risk	2	3,713	5	5	2,595
charges
Total expenses	2	3,713	5	5	2,595
Net investment income (loss)	(1)	(2,669)	(4)	(5)	(2,539)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	81	12,606	29	51	15,644
Capital gains distributions	5	4,104	9	-	-
Total realized gain (loss) on investments
and capital gains distributions	86	16,710	38	51	15,644
Net unrealized appreciation
(depreciation) of investments	46	90,956	172	402	79,037
Net realized and unrealized gain (loss)
on investments	132	107,666	210	453	94,681
Net increase (decrease) in net assets
resulting from operations	$ 131	$ 104,997	$ 206	$ 448	$ 92,142

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

ING LIFE INSURANCE AND ANNUITY COMPANY

Statements of Operations

For the Year Ended December 31, 2013

(Dollars in thousands)

	ING T. Rowe Price Growth Equity Portfolio - Service Class	ING Templeton Foreign Equity Portfolio - Adviser Class	ING Templeton Foreign Equity Portfolio - Initial Class	ING Templeton Foreign Equity Portfolio - Service Class	ING UBS U.S. Large Cap Equity Portfolio - Adviser Class
Net investment income (loss)
Investment Income:
Dividends	$ 1	$ 6	$ 1,626	$ 4	$ -
Expenses:
Mortality expense risk	19	2	1,089	1	-
charges
Total expenses	19	2	1,089	1	-
Net investment income (loss)	(18)	4	537	3	-

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	159	33	(1,177)	7	23
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	159	33	(1,177)	7	23
Net unrealized appreciation
(depreciation) of investments	951	57	19,663	49	(15)
Net realized and unrealized gain (loss)
on investments	1,110	90	18,486	56	8
Net increase (decrease) in net assets
resulting from operations	$ 1,092	$ 94	$ 19,023	$ 59	$ 8

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

ING LIFE INSURANCE AND ANNUITY COMPANY

Statements of Operations

For the Year Ended December 31, 2013

(Dollars in thousands)

	ING UBS U.S. Large Cap Equity Portfolio - Initial Class	ING UBS U.S. Large Cap Equity Portfolio - Service Class	ING Core Equity Research Fund - Class A	ING Strategic Allocation Conservative Portfolio - Class I	ING Strategic Allocation Growth Portfolio - Class I
Net investment income (loss)
Investment Income:
Dividends	$ 320	$ -	$ 1	$ 913	$ 1,202
Expenses:
Mortality expense risk	167	-	1	341	689
charges
Total expenses	167	-	1	341	689
Net investment income (loss)	153	-	-	572	513

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	16,354	3	26	55	(1,906)
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	16,354	3	26	55	(1,906)
Net unrealized appreciation
(depreciation) of investments	(9,707)	(1)	17	3,067	15,036
Net realized and unrealized gain (loss)
on investments	6,647	2	43	3,122	13,130
Net increase (decrease) in net assets
resulting from operations	$ 6,800	$ 2	$ 43	$ 3,694	$ 13,643

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

ING LIFE INSURANCE AND ANNUITY COMPANY

Statements of Operations

For the Year Ended December 31, 2013

(Dollars in thousands)

	ING Strategic Allocation Moderate Portfolio - Class I	ING Growth and Income Portfolio - Class A	ING Growth and Income Portfolio - Class I	ING Growth and Income Portfolio - Class S	ING GET U.S. Core Portfolio - Series 11
Net investment income (loss)
Investment Income:
Dividends	$ 1,383	$ 13	$ 17,020	$ 2	$ -
Expenses:
Mortality expense risk	605	5	13,985	9	-
charges
Total expenses	605	5	13,985	9	-
Net investment income (loss)	778	8	3,035	(7)	-

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(1,847)	104	2,547	1,198	-
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(1,847)	104	2,547	1,198	-
Net unrealized appreciation
(depreciation) of investments	10,508	240	318,111	(664)	-
Net realized and unrealized gain (loss)
on investments	8,661	344	320,658	534	-
Net increase (decrease) in net assets
resulting from operations	$ 9,439	$ 352	$ 323,693	$ 527	$ -

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

ING LIFE INSURANCE AND ANNUITY COMPANY

Statements of Operations

For the Year Ended December 31, 2013

(Dollars in thousands)

	ING BlackRock Science and Technology Opportunities Portfolio - Adviser Class	ING BlackRock Science and Technology Opportunities Portfolio - Class I	ING Index Plus LargeCap Portfolio - Class I	ING Index Plus LargeCap Portfolio - Class S	ING Index Plus MidCap Portfolio - Class I
Net investment income (loss)
Investment Income:
Dividends	$ -	$ -	$ 5,398	$ 5	$ 3,823
Expenses:
Mortality expense risk	-	94	3,029	1	3,060
charges
Total expenses	-	94	3,029	1	3,060
Net investment income (loss)	-	(94)	2,369	4	763

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	-	(842)	11,741	18	6,231
Capital gains distributions	-	5,890	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	-	5,048	11,741	18	6,231
Net unrealized appreciation
(depreciation) of investments	-	(3,069)	67,358	71	89,396
Net realized and unrealized gain (loss)
on investments	-	1,979	79,099	89	95,627
Net increase (decrease) in net assets
resulting from operations	$ -	$ 1,885	$ 81,468	$ 93	$ 96,390

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

ING LIFE INSURANCE AND ANNUITY COMPANY

Statements of Operations

For the Year Ended December 31, 2013

(Dollars in thousands)

	ING Index Plus MidCap Portfolio - Class S	ING Index Plus SmallCap Portfolio - Class I	ING Index Plus SmallCap Portfolio - Class S	ING International Index Portfolio - Class I	ING International Index Portfolio - Class S
Net investment income (loss)
Investment Income:
Dividends	$ 4	$ 1,239	$ 1	$ 531	$ -
Expenses:
Mortality expense risk	2	1,256	1	230	-
charges
Total expenses	2	1,256	1	230	-
Net investment income (loss)	2	(17)	-	301	-

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	9	1,325	8	673	-
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	9	1,325	8	673	-
Net unrealized appreciation
(depreciation) of investments	115	43,693	61	3,396	1
Net realized and unrealized gain (loss)
on investments	124	45,018	69	4,069	1
Net increase (decrease) in net assets
resulting from operations	$ 126	$ 45,001	$ 69	$ 4,370	$ 1

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

ING LIFE INSURANCE AND ANNUITY COMPANY

Statements of Operations

For the Year Ended December 31, 2013

(Dollars in thousands)

	ING Russell™ Large Cap Growth Index Portfolio - Class I	ING Russell™ Large Cap Growth Index Portfolio - Class S	ING Russell™ Large Cap Index Portfolio - Class I	ING Russell™ Large Cap Index Portfolio - Class S	ING Russell™ Large Cap Value Index Portfolio - Class I
Net investment income (loss)
Investment Income:
Dividends	$ 142	$ 9	$ 449	$ 1	$ 5
Expenses:
Mortality expense risk	104	3	268	1	4
charges
Total expenses	104	3	268	1	4
Net investment income (loss)	38	6	181	-	1

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	735	9	1,338	3	60
Capital gains distributions	-	-	-	-	2
Total realized gain (loss) on investments
and capital gains distributions	735	9	1,338	3	62
Net unrealized appreciation
(depreciation) of investments	1,983	192	6,588	35	21
Net realized and unrealized gain (loss)
on investments	2,718	201	7,926	38	83
Net increase (decrease) in net assets
resulting from operations	$ 2,756	$ 207	$ 8,107	$ 38	$ 84

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

ING LIFE INSURANCE AND ANNUITY COMPANY

Statements of Operations

For the Year Ended December 31, 2013

(Dollars in thousands)

	ING Russell™ Large Cap Value Index Portfolio - Class S	ING Russell™ Mid Cap Growth Index Portfolio - Class S	ING Russell™ Mid Cap Index Portfolio - Class I	ING Russell™ Small Cap Index Portfolio - Class I	ING Small Company Portfolio - Class I
Net investment income (loss)
Investment Income:
Dividends	$ 77	$ 48	$ 375	$ 228	$ 706
Expenses:
Mortality expense risk	53	63	244	157	1,338
charges
Total expenses	53	63	244	157	1,338
Net investment income (loss)	24	(15)	131	71	(632)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	420	541	1,407	587	860
Capital gains distributions	36	-	939	576	10,987
Total realized gain (loss) on investments
and capital gains distributions	456	541	2,346	1,163	11,847
Net unrealized appreciation
(depreciation) of investments	881	1,487	7,141	4,457	32,065
Net realized and unrealized gain (loss)
on investments	1,337	2,028	9,487	5,620	43,912
Net increase (decrease) in net assets
resulting from operations	$ 1,361	$ 2,013	$ 9,618	$ 5,691	$ 43,280

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

ING LIFE INSURANCE AND ANNUITY COMPANY

Statements of Operations

For the Year Ended December 31, 2013

(Dollars in thousands)

	ING Small Company Portfolio - Class S	ING U.S. Bond Index Portfolio - Class I	ING International Value Portfolio - Class I	ING International Value Portfolio - Class S	ING MidCap Opportunities Portfolio - Class I
Net investment income (loss)
Investment Income:
Dividends	$ 1	$ 199	$ 1,587	$ 5	$ 34
Expenses:
Mortality expense risk	1	92	442	1	884
charges
Total expenses	1	92	442	1	884
Net investment income (loss)	-	107	1,145	4	(850)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	2	(125)	(5,597)	(2)	5,484
Capital gains distributions	20	110	-	-	2,444
Total realized gain (loss) on investments
and capital gains distributions	22	(15)	(5,597)	(2)	7,928
Net unrealized appreciation
(depreciation) of investments	57	(464)	15,690	38	16,439
Net realized and unrealized gain (loss)
on investments	79	(479)	10,093	36	24,367
Net increase (decrease) in net assets
resulting from operations	$ 79	$ (372)	$ 11,238	$ 40	$ 23,517

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

ING LIFE INSURANCE AND ANNUITY COMPANY

Statements of Operations

For the Year Ended December 31, 2013

(Dollars in thousands)

	ING MidCap Opportunities Portfolio - Class S	ING SmallCap Opportunities Portfolio - Class I	ING SmallCap Opportunities Portfolio - Class S	Janus Aspen Series Balanced Portfolio - Institutional Shares	Janus Aspen Series Enterprise Portfolio - Institutional Shares
Net investment income (loss)
Investment Income:
Dividends	$ -	$ -	$ -	$ 3	$ 1
Expenses:
Mortality expense risk	9	305	-	2	4
charges
Total expenses	9	305	-	2	4
Net investment income (loss)	(9)	(305)	-	1	(3)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	317	3,102	4	3	33
Capital gains distributions	43	2,064	6	7	-
Total realized gain (loss) on investments
and capital gains distributions	360	5,166	10	10	33
Net unrealized appreciation
(depreciation) of investments	67	6,273	20	13	53
Net realized and unrealized gain (loss)
on investments	427	11,439	30	23	86
Net increase (decrease) in net assets
resulting from operations	$ 418	$ 11,134	$ 30	$ 24	$ 83

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

ING LIFE INSURANCE AND ANNUITY COMPANY

Statements of Operations

For the Year Ended December 31, 2013

(Dollars in thousands)

	Janus Aspen Series Flexible Bond Portfolio - Institutional Shares	Janus Aspen Series Global Research Portfolio - Institutional Shares	Janus Aspen Series Janus Portfolio - Institutional Shares	JPMorgan Government Bond Fund - Select Class	Lazard Emerging Markets Equity Portfolio - Open Shares
Net investment income (loss)
Investment Income:
Dividends	$ 2	$ 2	$ 1	$ 7	$ -
Expenses:
Mortality expense risk	-	2	1	2	-
charges
Total expenses	-	2	1	2	-
Net investment income (loss)	2	-	-	5	-

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	-	1	2	(7)	-
Capital gains distributions	1	-	-	1	-
Total realized gain (loss) on investments
and capital gains distributions	1	1	2	(6)	-
Net unrealized appreciation
(depreciation) of investments	(2)	34	17	(15)	-
Net realized and unrealized gain (loss)
on investments	(1)	35	19	(21)	-
Net increase (decrease) in net assets
resulting from operations	$ 1	$ 35	$ 19	$ (16)	$ -

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

ING LIFE INSURANCE AND ANNUITY COMPANY

Statements of Operations

For the Year Ended December 31, 2013

(Dollars in thousands)

	Lazard U.S. Mid Cap Equity Portfolio - Open Shares	LKCM Aquinas Growth Fund	Loomis Sayles Small Cap Value Fund - Retail Class	Lord Abbett Developing Growth Fund - Class A	Lord Abbett Core Fixed Income Fund - Class A
Net investment income (loss)
Investment Income:
Dividends	$ 13	$ -	$ 3	$ -	$ 1
Expenses:
Mortality expense risk	29	3	126	2	1
charges
Total expenses	29	3	126	2	1
Net investment income (loss)	(16)	(3)	(123)	(2)	-

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	296	13	552	3	-
Capital gains distributions	-	36	1,272	43	-
Total realized gain (loss) on investments
and capital gains distributions	296	49	1,824	46	-
Net unrealized appreciation
(depreciation) of investments	936	40	2,154	36	(2)
Net realized and unrealized gain (loss)
on investments	1,232	89	3,978	82	(2)
Net increase (decrease) in net assets
resulting from operations	$ 1,216	$ 86	$ 3,855	$ 80	$ (2)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

ING LIFE INSURANCE AND ANNUITY COMPANY

Statements of Operations

For the Year Ended December 31, 2013

(Dollars in thousands)

	Lord Abbett Mid Cap Stock Fund - Class A	Lord Abbett SmallCap Value Fund - Class A	Lord Abbett Fundamental Equity Fund - Class A	Lord Abbett Series Fund MidCap Stock Portfolio - Class VC	MainStay Large Cap Growth Fund - Class R3
Net investment income (loss)
Investment Income:
Dividends	$ 4	$ -	$ 1	$ 405	$ -
Expenses:
Mortality expense risk	8	12	2	942	-
charges
Total expenses	8	12	2	942	-
Net investment income (loss)	(4)	(12)	(1)	(537)	-

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	151	74	6	(309)	2
Capital gains distributions	-	326	37	-	30
Total realized gain (loss) on investments
and capital gains distributions	151	400	43	(309)	32
Net unrealized appreciation
(depreciation) of investments	101	(8)	20	26,886	127
Net realized and unrealized gain (loss)
on investments	252	392	63	26,577	159
Net increase (decrease) in net assets
resulting from operations	$ 248	$ 380	$ 62	$ 26,040	$ 159

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

ING LIFE INSURANCE AND ANNUITY COMPANY

Statements of Operations

For the Year Ended December 31, 2013

(Dollars in thousands)

	Massachusetts Investors Growth Stock Fund - Class A	Metropolitan West Total Return Bond Fund - Class M Shares	Neuberger Berman Genesis Fund - Trust Class	Neuberger Berman Socially Responsive Fund - Trust Class	New Perspective Fund - Class R-3
Net investment income (loss)
Investment Income:
Dividends	$ 3	$ 23	$ 1	$ 139	$ 12
Expenses:
Mortality expense risk	4	8	1	118	9
charges
Total expenses	4	8	1	118	9
Net investment income (loss)	(1)	15	-	21	3

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	45	(1)	-	654	240
Capital gains distributions	7	20	13	1,241	109
Total realized gain (loss) on investments
and capital gains distributions	52	19	13	1,895	349
Net unrealized appreciation
(depreciation) of investments	88	(18)	32	1,684	177
Net realized and unrealized gain (loss)
on investments	140	1	45	3,579	526
Net increase (decrease) in net assets
resulting from operations	$ 139	$ 16	$ 45	$ 3,600	$ 529

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

ING LIFE INSURANCE AND ANNUITY COMPANY

Statements of Operations

For the Year Ended December 31, 2013

(Dollars in thousands)

	New Perspective Fund - Class R-4	Oppenheimer Capital Appreciation Fund - Class A	Oppenheimer Developing Markets Fund - Class A	Oppenheimer Developing Markets Fund - Class Y	Oppenheimer Gold & Special Minerals Fund - Class A
Net investment income (loss)
Investment Income:
Dividends	$ 872	$ -	$ 267	$ 172	$ -
Expenses:
Mortality expense risk	832	2	2,843	166	-
charges
Total expenses	832	2	2,843	166	-
Net investment income (loss)	40	(2)	(2,576)	6	-

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(62)	107	(4,297)	496	(3)
Capital gains distributions	5,123	4	1,314	188	-
Total realized gain (loss) on investments
and capital gains distributions	5,061	111	(2,983)	684	(3)
Net unrealized appreciation
(depreciation) of investments	18,214	(49)	24,650	2,350	(7)
Net realized and unrealized gain (loss)
on investments	23,275	62	21,667	3,034	(10)
Net increase (decrease) in net assets
resulting from operations	$ 23,315	$ 60	$ 19,091	$ 3,040	$ (10)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

ING LIFE INSURANCE AND ANNUITY COMPANY

Statements of Operations

For the Year Ended December 31, 2013

(Dollars in thousands)

	Oppenheimer International Bond Fund - Class A	Oppenheimer Discovery Mid Cap Growth Fund/VA	Oppenheimer Global Fund/VA	Oppenheimer Global Strategic Income Fund/VA	Oppenheimer Main Street Fund®/VA
Net investment income (loss)
Investment Income:
Dividends	$ 5	$ -	$ 3	$ 5	$ 1
Expenses:
Mortality expense risk	1	1	2	1	1
charges
Total expenses	1	1	2	1	1
Net investment income (loss)	4	(1)	1	4	-

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(2)	2	1	1	2
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(2)	2	1	1	2
Net unrealized appreciation
(depreciation) of investments	(9)	12	55	(6)	17
Net realized and unrealized gain (loss)
on investments	(11)	14	56	(5)	19
Net increase (decrease) in net assets
resulting from operations	$ (7)	$ 13	$ 57	$ (1)	$ 19

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

ING LIFE INSURANCE AND ANNUITY COMPANY

Statements of Operations

For the Year Ended December 31, 2013

(Dollars in thousands)

	Oppenheimer Main Street Small Cap Fund®/VA	Parnassus Equity Income Fund - Investor Shares	Pax World Balanced Fund - Individual Investor Class	PIMCO Real Return Portfolio - Administrative Class	Pioneer Equity Income Fund - Class Y
Net investment income (loss)
Investment Income:
Dividends	$ 142	$ 60	$ 387	$ 2,797	$ 82
Expenses:
Mortality expense risk	154	31	490	1,715	29
charges
Total expenses	154	31	490	1,715	29
Net investment income (loss)	(12)	29	(103)	1,082	53

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	985	99	100	7,260	34
Capital gains distributions	187	314	5,189	1,223	146
Total realized gain (loss) on investments
and capital gains distributions	1,172	413	5,289	8,483	180
Net unrealized appreciation
(depreciation) of investments	4,192	414	1,581	(31,921)	441
Net realized and unrealized gain (loss)
on investments	5,364	827	6,870	(23,438)	621
Net increase (decrease) in net assets
resulting from operations	$ 5,352	$ 856	$ 6,767	$ (22,356)	$ 674

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

ING LIFE INSURANCE AND ANNUITY COMPANY

Statements of Operations

For the Year Ended December 31, 2013

(Dollars in thousands)

	Pioneer High Yield Fund - Class A	Pioneer Strategic Income Fund - Class A	Pioneer Emerging Markets VCT Portfolio - Class I	Pioneer High Yield VCT Portfolio - Class I	Columbia Diversified Equity Income Fund - Class K
Net investment income (loss)
Investment Income:
Dividends	$ 100	$ 60	$ 161	$ 1,587	$ 130
Expenses:
Mortality expense risk	13	8	123	295	71
charges
Total expenses	13	8	123	295	71
Net investment income (loss)	87	52	38	1,292	59

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	103	13	340	(21)	503
Capital gains distributions	68	19	-	1,775	-
Total realized gain (loss) on investments
and capital gains distributions	171	32	340	1,754	503
Net unrealized appreciation
(depreciation) of investments	(28)	(71)	(913)	39	1,655
Net realized and unrealized gain (loss)
on investments	143	(39)	(573)	1,793	2,158
Net increase (decrease) in net assets
resulting from operations	$ 230	$ 13	$ (535)	$ 3,085	$ 2,217

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

ING LIFE INSURANCE AND ANNUITY COMPANY

Statements of Operations

For the Year Ended December 31, 2013

(Dollars in thousands)

	Royce Total Return Fund - K Class	SMALLCAP World Fund® - Class R-4	T. Rowe Price Mid-Cap Value Fund - R Class	T. Rowe Price Value Fund - Advisor Class	Templeton Foreign Fund - Class A
Net investment income (loss)
Investment Income:
Dividends	$ -	$ -	$ 2	$ 3	$ 24
Expenses:
Mortality expense risk	-	101	5	3	10
charges
Total expenses	-	101	5	3	10
Net investment income (loss)	-	(101)	(3)	-	14

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	-	365	80	34	102
Capital gains distributions	-	575	40	15	63
Total realized gain (loss) on investments
and capital gains distributions	-	940	120	49	165
Net unrealized appreciation
(depreciation) of investments	-	1,605	115	30	171
Net realized and unrealized gain (loss)
on investments	-	2,545	235	79	336
Net increase (decrease) in net assets
resulting from operations	$ -	$ 2,444	$ 232	$ 79	$ 350

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

ING LIFE INSURANCE AND ANNUITY COMPANY

Statements of Operations

For the Year Ended December 31, 2013

(Dollars in thousands)

	Templeton Global Bond Fund - Advisor Class	Templeton Global Bond Fund - Class A	Thornburg International Value Fund - Class R4	USAA Precious Metals and Minerals Fund - Adviser Shares	Diversified Value Portfolio
Net investment income (loss)
Investment Income:
Dividends	$ 1,683	$ 8,207	$ -	$ -	$ 2
Expenses:
Mortality expense risk	179	1,992	-	64	1
charges
Total expenses	179	1,992	-	64	1
Net investment income (loss)	1,504	6,215	-	(64)	1

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(4)	1,806	-	(2,926)	-
Capital gains distributions	9	47	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	5	1,853	-	(2,926)	-
Net unrealized appreciation
(depreciation) of investments	(907)	(5,834)	6	(1,813)	23
Net realized and unrealized gain (loss)
on investments	(902)	(3,981)	6	(4,739)	23
Net increase (decrease) in net assets
resulting from operations	$ 602	$ 2,234	$ 6	$ (4,803)	$ 24

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

ING LIFE INSURANCE AND ANNUITY COMPANY

Statements of Operations

For the Year Ended December 31, 2013

(Dollars in thousands)

	Equity Income Portfolio	Small Company Growth Portfolio	Victory Small Company Opportunity Fund - Class R	Wanger International	Wanger Select
Net investment income (loss)
Investment Income:
Dividends	$ 12	$ -	$ -	$ 1,082	$ 252
Expenses:
Mortality expense risk	4	-	-	323	734
charges
Total expenses	4	-	-	323	734
Net investment income (loss)	8	-	-	759	(482)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	87	7	-	1,101	1,217
Capital gains distributions	-	2	1	2,753	1,276
Total realized gain (loss) on investments
and capital gains distributions	87	9	1	3,854	2,493
Net unrealized appreciation
(depreciation) of investments	(2)	2	3	3,215	23,722
Net realized and unrealized gain (loss)
on investments	85	11	4	7,069	26,215
Net increase (decrease) in net assets
resulting from operations	$ 93	$ 11	$ 4	$ 7,828	$ 25,733

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

ING LIFE INSURANCE AND ANNUITY COMPANY

Statements of Operations

For the Year Ended December 31, 2013

(Dollars in thousands)

	Wanger USA	Washington Mutual Investors Fund - Class R-3	Washington Mutual Investors Fund - Class R-4	Wells Fargo Advantage Small Cap Value Fund - Class A	Wells Fargo Advantage Special Small Cap Value Fund - Class A
Net investment income (loss)
Investment Income:
Dividends	$ 91	$ 90	$ 2,511	$ -	$ 125
Expenses:
Mortality expense risk	508	22	1,101	1	1,146
charges
Total expenses	508	22	1,101	1	1,146
Net investment income (loss)	(417)	68	1,410	(1)	(1,021)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	1,131	302	1,611	20	214
Capital gains distributions	5,803	92	2,302	11	6,994
Total realized gain (loss) on investments
and capital gains distributions	6,934	394	3,913	31	7,208
Net unrealized appreciation
(depreciation) of investments	12,172	730	23,143	(12)	26,823
Net realized and unrealized gain (loss)
on investments	19,106	1,124	27,056	19	34,031
Net increase (decrease) in net assets
resulting from operations	$ 18,689	$ 1,192	$ 28,466	$ 18	$ 33,010

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

ING LIFE INSURANCE AND ANNUITY COMPANY

Statements of Changes in Net Assets

For the Years Ended December 31, 2013 and 2012

(Dollars in thousands)

	Invesco Mid Cap Core Equity Fund - Class A	Invesco Small Cap Growth Fund - Class A	Invesco International Growth Fund - Class R5	Invesco Endeavor Fund - Class A
Net assets at January 1, 2012	$ 4,891	$ 32	$ -	$ -

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(20)	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	442	8	-	3
Net unrealized appreciation (depreciation)
of investments	17	(3)	-	(1)
Net increase (decrease) in net assets resulting from	439	5	-	2
operations
Changes from principal transactions:
Total unit transactions	(778)	(11)	30	34
Increase (decrease) in net assets derived from
principal transactions	(778)	(11)	30	34
Total increase (decrease) in net assets	(339)	(6)	30	36
Net assets at December 31, 2012	4,552	26	30	36

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(45)	-	2	-
Total realized gain (loss) on investments
and capital gains distributions	698	3	1	6
Net unrealized appreciation (depreciation)
of investments	553	7	18	6
Net increase (decrease) in net assets resulting from	1,206	10	21	12
operations
Changes from principal transactions:
Total unit transactions	(1,184)	2	166	15
Increase (decrease) in net assets derived from
principal transactions	(1,184)	2	166	15
Total increase (decrease) in net assets	22	12	187	27
Net assets at December 31, 2013	$ 4,574	$ 38	$ 217	$ 63

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

ING LIFE INSURANCE AND ANNUITY COMPANY

Statements of Changes in Net Assets

For the Years Ended December 31, 2013 and 2012

(Dollars in thousands)

	Invesco Global Health Care Fund - Investor Class	Invesco Small Cap Value Fund - Class A	Invesco V.I. American Franchise Fund - Series I Shares	Invesco V.I. Core Equity Fund - Series I Shares
Net assets at January 1, 2012	$ 176	$ 82	$ -	$ 34,790

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	(1)	(138)	(24)
Total realized gain (loss) on investments
and capital gains distributions	27	13	(115)	725
Net unrealized appreciation (depreciation)
of investments	12	6	(476)	3,530
Net increase (decrease) in net assets resulting from	38	18	(729)	4,231
operations
Changes from principal transactions:
Total unit transactions	20	41	20,484	(4,339)
Increase (decrease) in net assets derived from
principal transactions	20	41	20,484	(4,339)
Total increase (decrease) in net assets	58	59	19,755	(108)
Net assets at December 31, 2012	234	141	19,755	34,682

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	(2)	(129)	131
Total realized gain (loss) on investments
and capital gains distributions	41	26	349	1,550
Net unrealized appreciation (depreciation)
of investments	59	56	7,115	7,604
Net increase (decrease) in net assets resulting from	99	80	7,335	9,285
operations
Changes from principal transactions:
Total unit transactions	23	97	(1,025)	(3,816)
Increase (decrease) in net assets derived from
principal transactions	23	97	(1,025)	(3,816)
Total increase (decrease) in net assets	122	177	6,310	5,469
Net assets at December 31, 2013	$ 356	$ 318	$ 26,065	$ 40,151

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

ING LIFE INSURANCE AND ANNUITY COMPANY

Statements of Changes in Net Assets

For the Years Ended December 31, 2013 and 2012

(Dollars in thousands)

	Alger Capital Appreciation Fund - Class A	Alger Green Fund - Class A	AllianceBernstein Growth and Income Fund, Inc. - Class A	AllianceBernstein Growth and Income Portfolio - Class A
Net assets at January 1, 2012	$ -	$ 1,622	$ 172	$ 473

Increase (decrease) in net assets
Operations:
Net investment income (loss)	2	(17)	-	2
Total realized gain (loss) on investments
and capital gains distributions	2	45	9	11
Net unrealized appreciation (depreciation)
of investments	10	207	19	63
Net increase (decrease) in net assets resulting from	14	235	28	76
operations
Changes from principal transactions:
Total unit transactions	478	173	1	(73)
Increase (decrease) in net assets derived from
principal transactions	478	173	1	(73)
Total increase (decrease) in net assets	492	408	29	3
Net assets at December 31, 2012	492	2,030	201	476

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(2)	(33)	(1)	-
Total realized gain (loss) on investments
and capital gains distributions	49	417	38	66
Net unrealized appreciation (depreciation)
of investments	127	492	14	87
Net increase (decrease) in net assets resulting from	174	876	51	153
operations
Changes from principal transactions:
Total unit transactions	57	1,306	(69)	45
Increase (decrease) in net assets derived from
principal transactions	57	1,306	(69)	45
Total increase (decrease) in net assets	231	2,182	(18)	198
Net assets at December 31, 2013	$ 723	$ 4,212	$ 183	$ 674

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

ING LIFE INSURANCE AND ANNUITY COMPANY

Statements of Changes in Net Assets

For the Years Ended December 31, 2013 and 2012

(Dollars in thousands)

	AllianzGI NFJ Dividend Value Fund - Class A	AllianzGI NFJ Large-Cap Value Fund - Institutional Class	AllianzGI NFJ Small-Cap Value Fund - Class A	Amana Growth Fund
Net assets at January 1, 2012	$ 179	$ 3,063	$ 395	$ 27,822

Increase (decrease) in net assets
Operations:
Net investment income (loss)	3	40	1	(229)
Total realized gain (loss) on investments
and capital gains distributions	3	358	61	726
Net unrealized appreciation (depreciation)
of investments	16	(45)	(27)	2,456
Net increase (decrease) in net assets resulting from	22	353	35	2,953
operations
Changes from principal transactions:
Total unit transactions	5	(3,381)	(30)	4,614
Increase (decrease) in net assets derived from
principal transactions	5	(3,381)	(30)	4,614
Total increase (decrease) in net assets	27	(3,028)	5	7,567
Net assets at December 31, 2012	206	35	400	35,389

Increase (decrease) in net assets
Operations:
Net investment income (loss)	3	1	1	(135)
Total realized gain (loss) on investments
and capital gains distributions	9	4	66	2,988
Net unrealized appreciation (depreciation)
of investments	44	5	63	4,468
Net increase (decrease) in net assets resulting from	56	10	130	7,321
operations
Changes from principal transactions:
Total unit transactions	(16)	(20)	54	(2,949)
Increase (decrease) in net assets derived from
principal transactions	(16)	(20)	54	(2,949)
Total increase (decrease) in net assets	40	(10)	184	4,372
Net assets at December 31, 2013	$ 246	$ 25	$ 584	$ 39,761

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

ING LIFE INSURANCE AND ANNUITY COMPANY

Statements of Changes in Net Assets

For the Years Ended December 31, 2013 and 2012

(Dollars in thousands)

	Amana Income Fund	American Balanced Fund® - Class R-3	American Century Inflation-Adjusted Bond Fund - Investor Class	American Century Income & Growth Fund - A Class
Net assets at January 1, 2012	$ 40,417	$ 5,726	$ 43,588	$ 5,331

Increase (decrease) in net assets
Operations:
Net investment income (loss)	338	60	657	48
Total realized gain (loss) on investments
and capital gains distributions	722	27	1,442	(134)
Net unrealized appreciation (depreciation)
of investments	2,751	640	491	800
Net increase (decrease) in net assets resulting from	3,811	727	2,590	714
operations
Changes from principal transactions:
Total unit transactions	7,737	(682)	8,410	329
Increase (decrease) in net assets derived from
principal transactions	7,737	(682)	8,410	329
Total increase (decrease) in net assets	11,548	45	11,000	1,043
Net assets at December 31, 2012	51,965	5,771	54,588	6,374

Increase (decrease) in net assets
Operations:
Net investment income (loss)	371	54	62	71
Total realized gain (loss) on investments
and capital gains distributions	1,879	119	1,097	(51)
Net unrealized appreciation (depreciation)
of investments	13,098	1,055	(5,842)	2,269
Net increase (decrease) in net assets resulting from	15,348	1,228	(4,683)	2,289
operations
Changes from principal transactions:
Total unit transactions	5,113	354	(17,045)	986
Increase (decrease) in net assets derived from
principal transactions	5,113	354	(17,045)	986
Total increase (decrease) in net assets	20,461	1,582	(21,728)	3,275
Net assets at December 31, 2013	$ 72,426	$ 7,353	$ 32,860	$ 9,649

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

ING LIFE INSURANCE AND ANNUITY COMPANY

Statements of Changes in Net Assets

For the Years Ended December 31, 2013 and 2012

(Dollars in thousands)

	Fundamental Investors - Class R-3	Fundamental Investors - Class R-4	American Funds American Mutual Fund® - Class R-4	Ariel Appreciation Fund - Investor Class
Net assets at January 1, 2012	$ 1,093	$ 32,351	$ 6	$ 679

Increase (decrease) in net assets
Operations:
Net investment income (loss)	6	135	1	-
Total realized gain (loss) on investments
and capital gains distributions	55	1,817	-	160
Net unrealized appreciation (depreciation)
of investments	117	3,203	1	(31)
Net increase (decrease) in net assets resulting from	178	5,155	2	129
operations
Changes from principal transactions:
Total unit transactions	(68)	(222)	53	58
Increase (decrease) in net assets derived from
principal transactions	(68)	(222)	53	58
Total increase (decrease) in net assets	110	4,933	55	187
Net assets at December 31, 2012	1,203	37,284	61	866

Increase (decrease) in net assets
Operations:
Net investment income (loss)	10	218	7	(1)
Total realized gain (loss) on investments
and capital gains distributions	108	3,287	22	205
Net unrealized appreciation (depreciation)
of investments	312	8,071	51	105
Net increase (decrease) in net assets resulting from	430	11,576	80	309
operations
Changes from principal transactions:
Total unit transactions	303	2,336	747	(435)
Increase (decrease) in net assets derived from
principal transactions	303	2,336	747	(435)
Total increase (decrease) in net assets	733	13,912	827	(126)
Net assets at December 31, 2013	$ 1,936	$ 51,196	$ 888	$ 740

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

ING LIFE INSURANCE AND ANNUITY COMPANY

Statements of Changes in Net Assets

For the Years Ended December 31, 2013 and 2012

(Dollars in thousands)

	Ariel Fund - Investor Class	Artisan International Fund - Investor Shares	Aston/Fairpointe Mid Cap Fund - Class N	BlackRock Equity Dividend Fund - Investor A Shares
Net assets at January 1, 2012	$ 3,064	$ 2,674	$ 5,556	$ 487

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(2)	16	5	12
Total realized gain (loss) on investments
and capital gains distributions	(59)	76	293	16
Net unrealized appreciation (depreciation)
of investments	614	680	661	51
Net increase (decrease) in net assets resulting from	553	772	959	79
operations
Changes from principal transactions:
Total unit transactions	(289)	1,597	2,377	448
Increase (decrease) in net assets derived from
principal transactions	(289)	1,597	2,377	448
Total increase (decrease) in net assets	264	2,369	3,336	527
Net assets at December 31, 2012	3,328	5,043	8,892	1,014

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(26)	12	(184)	13
Total realized gain (loss) on investments
and capital gains distributions	726	439	3,506	33
Net unrealized appreciation (depreciation)
of investments	1,692	1,143	3,023	210
Net increase (decrease) in net assets resulting from	2,392	1,594	6,345	256
operations
Changes from principal transactions:
Total unit transactions	4,847	3,647	18,198	164
Increase (decrease) in net assets derived from
principal transactions	4,847	3,647	18,198	164
Total increase (decrease) in net assets	7,239	5,241	24,543	420
Net assets at December 31, 2013	$ 10,567	$ 10,284	$ 33,435	$ 1,434

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

ING LIFE INSURANCE AND ANNUITY COMPANY

Statements of Changes in Net Assets

For the Years Ended December 31, 2013 and 2012

(Dollars in thousands)

	BlackRock Mid Cap Value Opportunities Fund - Investor A Shares	Bond Fund of America - Class R-4	Calvert VP SRI Balanced Portfolio	Capital World Growth & Income FundSM, Inc. - Class R-3
Net assets at January 1, 2012	$ 7,480	$ 9,219	$ 44,041	$ 415

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(60)	162	79	7
Total realized gain (loss) on investments
and capital gains distributions	425	99	275	6
Net unrealized appreciation (depreciation)
of investments	654	214	3,725	62
Net increase (decrease) in net assets resulting from	1,019	475	4,079	75
operations
Changes from principal transactions:
Total unit transactions	1,265	1,260	(1,946)	23
Increase (decrease) in net assets derived from
principal transactions	1,265	1,260	(1,946)	23
Total increase (decrease) in net assets	2,284	1,735	2,133	98
Net assets at December 31, 2012	9,764	10,954	46,174	513

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(77)	135	(2)	10
Total realized gain (loss) on investments
and capital gains distributions	1,976	141	5,099	12
Net unrealized appreciation (depreciation)
of investments	1,750	(591)	2,569	104
Net increase (decrease) in net assets resulting from	3,649	(315)	7,666	126
operations
Changes from principal transactions:
Total unit transactions	2,703	(1,395)	(1,140)	46
Increase (decrease) in net assets derived from
principal transactions	2,703	(1,395)	(1,140)	46
Total increase (decrease) in net assets	6,352	(1,710)	6,526	172
Net assets at December 31, 2013	$ 16,116	$ 9,244	$ 52,700	$ 685

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

ING LIFE INSURANCE AND ANNUITY COMPANY

Statements of Changes in Net Assets

For the Years Ended December 31, 2013 and 2012

(Dollars in thousands)

	Cohen & Steers Realty Shares	ColumbiaSM Acorn Fund® - Class A	ColumbiaSM Acorn Fund® - Class Z	Columbia Mid Cap Value Fund - Class A
Net assets at January 1, 2012	$ 677	$ 69	$ 10,848	$ 3,805

Increase (decrease) in net assets
Operations:
Net investment income (loss)	20	(1)	-	(9)
Total realized gain (loss) on investments
and capital gains distributions	211	5	740	344
Net unrealized appreciation (depreciation)
of investments	(80)	7	476	236
Net increase (decrease) in net assets resulting from	151	11	1,216	571
operations
Changes from principal transactions:
Total unit transactions	1,310	5	(12,025)	(255)
Increase (decrease) in net assets derived from
principal transactions	1,310	5	(12,025)	(255)
Total increase (decrease) in net assets	1,461	16	(10,809)	316
Net assets at December 31, 2012	2,138	85	39	4,121

Increase (decrease) in net assets
Operations:
Net investment income (loss)	36	(1)	(1)	(27)
Total realized gain (loss) on investments
and capital gains distributions	118	8	3	1,265
Net unrealized appreciation (depreciation)
of investments	(144)	17	9	222
Net increase (decrease) in net assets resulting from	10	24	11	1,460
operations
Changes from principal transactions:
Total unit transactions	286	(6)	4	399
Increase (decrease) in net assets derived from
principal transactions	286	(6)	4	399
Total increase (decrease) in net assets	296	18	15	1,859
Net assets at December 31, 2013	$ 2,434	$ 103	$ 54	$ 5,980

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

ING LIFE INSURANCE AND ANNUITY COMPANY

Statements of Changes in Net Assets

For the Years Ended December 31, 2013 and 2012

(Dollars in thousands)

	Columbia Mid Cap Value Fund - Class Z	CRM Mid Cap Value Fund - Investor Shares	Delaware Diversified Income Fund - Class A	Delaware Small Cap Value Fund - Class A
Net assets at January 1, 2012	$ 5,363	$ 216	$ -	$ -

Increase (decrease) in net assets
Operations:
Net investment income (loss)	20	-	3	-
Total realized gain (loss) on investments
and capital gains distributions	389	5	7	-
Net unrealized appreciation (depreciation)
of investments	103	28	(8)	-
Net increase (decrease) in net assets resulting from	512	33	2	-
operations
Changes from principal transactions:
Total unit transactions	(5,874)	(17)	799	-
Increase (decrease) in net assets derived from
principal transactions	(5,874)	(17)	799	-
Total increase (decrease) in net assets	(5,362)	16	801	-
Net assets at December 31, 2012	1	232	801	-

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	(1)	41	-
Total realized gain (loss) on investments
and capital gains distributions	-	51	(48)	2
Net unrealized appreciation (depreciation)
of investments	-	25	(34)	6
Net increase (decrease) in net assets resulting from	-	75	(41)	8
operations
Changes from principal transactions:
Total unit transactions	1	6	1,127	101
Increase (decrease) in net assets derived from
principal transactions	1	6	1,127	101
Total increase (decrease) in net assets	1	81	1,086	109
Net assets at December 31, 2013	$ 2	$ 313	$ 1,887	$ 109

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

ING LIFE INSURANCE AND ANNUITY COMPANY

Statements of Changes in Net Assets

For the Years Ended December 31, 2013 and 2012

(Dollars in thousands)

	Dodge & Cox International Stock Fund	Dodge & Cox Stock Fund	DWS Equity 500 Index Fund - Class S	Eaton Vance Large-Cap Value Fund - Class R
Net assets at January 1, 2012	$ 136	$ 24	$ 400	$ 46

Increase (decrease) in net assets
Operations:
Net investment income (loss)	3	-	4	1
Total realized gain (loss) on investments
and capital gains distributions	(4)	1	2	1
Net unrealized appreciation (depreciation)
of investments	34	3	53	8
Net increase (decrease) in net assets resulting from	33	4	59	10
operations
Changes from principal transactions:
Total unit transactions	55	-	32	42
Increase (decrease) in net assets derived from
principal transactions	55	-	32	42
Total increase (decrease) in net assets	88	4	91	52
Net assets at December 31, 2012	224	28	491	98

Increase (decrease) in net assets
Operations:
Net investment income (loss)	3	-	5	-
Total realized gain (loss) on investments
and capital gains distributions	8	6	5	17
Net unrealized appreciation (depreciation)
of investments	56	15	145	13
Net increase (decrease) in net assets resulting from	67	21	155	30
operations
Changes from principal transactions:
Total unit transactions	89	79	30	3
Increase (decrease) in net assets derived from
principal transactions	89	79	30	3
Total increase (decrease) in net assets	156	100	185	33
Net assets at December 31, 2013	$ 380	$ 128	$ 676	$ 131

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

ING LIFE INSURANCE AND ANNUITY COMPANY

Statements of Changes in Net Assets

For the Years Ended December 31, 2013 and 2012

(Dollars in thousands)

	EuroPacific Growth Fund® - Class R-3	EuroPacific Growth Fund® - Class R-4	Fidelity® Advisor New Insights Fund - Institutional Class	Fidelity® VIP Equity-Income Portfolio - Initial Class
Net assets at January 1, 2012	$ 9,736	$ 235,342	$ 259	$ 256,279

Increase (decrease) in net assets
Operations:
Net investment income (loss)	78	2,371	(5)	5,496
Total realized gain (loss) on investments
and capital gains distributions	(1,099)	(3,415)	7	10,716
Net unrealized appreciation (depreciation)
of investments	2,429	43,042	41	23,385
Net increase (decrease) in net assets resulting from	1,408	41,998	43	39,597
operations
Changes from principal transactions:
Total unit transactions	(2,394)	(8,726)	163	(31,324)
Increase (decrease) in net assets derived from
principal transactions	(2,394)	(8,726)	163	(31,324)
Total increase (decrease) in net assets	(986)	33,272	206	8,273
Net assets at December 31, 2012	8,750	268,614	465	264,552

Increase (decrease) in net assets
Operations:
Net investment income (loss)	13	459	(7)	4,268
Total realized gain (loss) on investments
and capital gains distributions	892	(691)	113	17,227
Net unrealized appreciation (depreciation)
of investments	555	51,226	55	47,229
Net increase (decrease) in net assets resulting from	1,460	50,994	161	68,724
operations
Changes from principal transactions:
Total unit transactions	(1,548)	(4,948)	103	(26,669)
Increase (decrease) in net assets derived from
principal transactions	(1,548)	(4,948)	103	(26,669)
Total increase (decrease) in net assets	(88)	46,046	264	42,055
Net assets at December 31, 2013	$ 8,662	$ 314,660	$ 729	$ 306,607

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

ING LIFE INSURANCE AND ANNUITY COMPANY

Statements of Changes in Net Assets

For the Years Ended December 31, 2013 and 2012

(Dollars in thousands)

	Fidelity® VIP Growth Portfolio - Initial Class	Fidelity® VIP High Income Portfolio - Initial Class	Fidelity® VIP Overseas Portfolio - Initial Class	Fidelity® VIP Contrafund® Portfolio - Initial Class
Net assets at January 1, 2012	$ 214,512	$ 9,729	$ 27,985	$ 988,331

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(877)	562	276	4,722
Total realized gain (loss) on investments
and capital gains distributions	2,742	378	(2,636)	10,447
Net unrealized appreciation (depreciation)
of investments	26,800	392	7,492	134,125
Net increase (decrease) in net assets resulting from	28,665	1,332	5,132	149,294
operations
Changes from principal transactions:
Total unit transactions	(18,100)	1,106	(3,738)	(52,156)
Increase (decrease) in net assets derived from
principal transactions	(18,100)	1,106	(3,738)	(52,156)
Total increase (decrease) in net assets	10,565	2,438	1,394	97,138
Net assets at December 31, 2012	225,077	12,167	29,379	1,085,469

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1,690)	520	143	1,964
Total realized gain (loss) on investments
and capital gains distributions	10,773	315	(1,965)	23,779
Net unrealized appreciation (depreciation)
of investments	65,870	(312)	10,114	291,519
Net increase (decrease) in net assets resulting from	74,953	523	8,292	317,262
operations
Changes from principal transactions:
Total unit transactions	(25,029)	(1,336)	(1,359)	(82,018)
Increase (decrease) in net assets derived from
principal transactions	(25,029)	(1,336)	(1,359)	(82,018)
Total increase (decrease) in net assets	49,924	(813)	6,933	235,244
Net assets at December 31, 2013	$ 275,001	$ 11,354	$ 36,312	$ 1,320,713

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

ING LIFE INSURANCE AND ANNUITY COMPANY

Statements of Changes in Net Assets

For the Years Ended December 31, 2013 and 2012

(Dollars in thousands)

	Fidelity® VIP Index 500 Portfolio - Initial Class	Fidelity® VIP Mid Cap Portfolio - Initial Class	Fidelity® VIP Asset Manager Portfolio - Initial Class	Mutual Global Discovery Fund - Class R
Net assets at January 1, 2012	$ 103,342	$ 18,110	$ 20,844	$ 2,800

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1,184	127	111	18
Total realized gain (loss) on investments
and capital gains distributions	3,514	1,280	243	350
Net unrealized appreciation (depreciation)
of investments	10,383	1,266	1,971	(55)
Net increase (decrease) in net assets resulting from	15,081	2,673	2,325	313
operations
Changes from principal transactions:
Total unit transactions	(2,664)	(184)	(577)	(694)
Increase (decrease) in net assets derived from
principal transactions	(2,664)	(184)	(577)	(694)
Total increase (decrease) in net assets	12,417	2,489	1,748	(381)
Net assets at December 31, 2012	115,759	20,599	22,592	2,419

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1,072	127	97	17
Total realized gain (loss) on investments
and capital gains distributions	4,779	3,793	428	319
Net unrealized appreciation (depreciation)
of investments	30,085	3,481	2,542	210
Net increase (decrease) in net assets resulting from	35,936	7,401	3,067	546
operations
Changes from principal transactions:
Total unit transactions	1,981	(145)	(2,409)	(355)
Increase (decrease) in net assets derived from
principal transactions	1,981	(145)	(2,409)	(355)
Total increase (decrease) in net assets	37,917	7,256	658	191
Net assets at December 31, 2013	$ 153,676	$ 27,855	$ 23,250	$ 2,610

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

ING LIFE INSURANCE AND ANNUITY COMPANY

Statements of Changes in Net Assets

For the Years Ended December 31, 2013 and 2012

(Dollars in thousands)

	Franklin Small-Mid Cap Growth Fund - Class A	Franklin Small Cap Value Securities Fund - Class 2	Growth Fund of America - Class R-3	Growth Fund of America - Class R-4
Net assets at January 1, 2012	$ 673	$ 109,148	$ 14,365	$ 271,700

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(4)	(88)	(28)	(491)
Total realized gain (loss) on investments
and capital gains distributions	108	(2,989)	(191)	2,413
Net unrealized appreciation (depreciation)
of investments	(28)	20,357	2,681	48,646
Net increase (decrease) in net assets resulting from	76	17,280	2,462	50,568
operations
Changes from principal transactions:
Total unit transactions	(196)	(16,316)	(4,454)	(35,110)
Increase (decrease) in net assets derived from
principal transactions	(196)	(16,316)	(4,454)	(35,110)
Total increase (decrease) in net assets	(120)	964	(1,992)	15,458
Net assets at December 31, 2012	553	110,112	12,373	287,158

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(4)	497	(81)	(1,953)
Total realized gain (loss) on investments
and capital gains distributions	156	4,350	1,965	27,868
Net unrealized appreciation (depreciation)
of investments	59	33,299	2,073	65,718
Net increase (decrease) in net assets resulting from	211	38,146	3,957	91,633
operations
Changes from principal transactions:
Total unit transactions	(5)	(4,257)	(416)	(14,877)
Increase (decrease) in net assets derived from
principal transactions	(5)	(4,257)	(416)	(14,877)
Total increase (decrease) in net assets	206	33,889	3,541	76,756
Net assets at December 31, 2013	$ 759	$ 144,001	$ 15,914	$ 363,914

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

ING LIFE INSURANCE AND ANNUITY COMPANY

Statements of Changes in Net Assets

For the Years Ended December 31, 2013 and 2012

(Dollars in thousands)

	The Hartford Capital Appreciation Fund - Class R4	The Hartford Dividend And Growth Fund - Class R4	Income Fund of America - Class R-3	ING Balanced Portfolio - Class I
Net assets at January 1, 2012	$ 173	$ 28	$ 2,121	$ 299,261

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	2	55	6,116
Total realized gain (loss) on investments
and capital gains distributions	(7)	6	104	658
Net unrealized appreciation (depreciation)
of investments	40	1	53	28,971
Net increase (decrease) in net assets resulting from	33	9	212	35,745
operations
Changes from principal transactions:
Total unit transactions	(47)	224	(348)	(29,746)
Increase (decrease) in net assets derived from
principal transactions	(47)	224	(348)	(29,746)
Total increase (decrease) in net assets	(14)	233	(136)	5,999
Net assets at December 31, 2012	159	261	1,985	305,260

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	2	53	3,429
Total realized gain (loss) on investments
and capital gains distributions	72	73	82	3,552
Net unrealized appreciation (depreciation)
of investments	(9)	(2)	207	37,873
Net increase (decrease) in net assets resulting from	62	73	342	44,854
operations
Changes from principal transactions:
Total unit transactions	(221)	(330)	65	(33,009)
Increase (decrease) in net assets derived from
principal transactions	(221)	(330)	65	(33,009)
Total increase (decrease) in net assets	(159)	(257)	407	11,845
Net assets at December 31, 2013	$ -	$ 4	$ 2,392	$ 317,105

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

ING LIFE INSURANCE AND ANNUITY COMPANY

Statements of Changes in Net Assets

For the Years Ended December 31, 2013 and 2012

(Dollars in thousands)

	ING Growth Opportunities Fund - Class A	ING Large Cap Value Fund - Class A	ING MidCap Opportunities Fund - Class A	ING Real Estate Fund - Class A
Net assets at January 1, 2012	$ -	$ -	$ -	$ 2,098

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	-	-	34
Total realized gain (loss) on investments
and capital gains distributions	-	-	-	310
Net unrealized appreciation (depreciation)
of investments	-	-	-	(47)
Net increase (decrease) in net assets resulting from	-	-	-	297
operations
Changes from principal transactions:
Total unit transactions	63	-	-	(441)
Increase (decrease) in net assets derived from
principal transactions	63	-	-	(441)
Total increase (decrease) in net assets	63	-	-	(144)
Net assets at December 31, 2012	63	-	-	1,954

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	-	-	34
Total realized gain (loss) on investments
and capital gains distributions	6	-	-	164
Net unrealized appreciation (depreciation)
of investments	16	-	-	(180)
Net increase (decrease) in net assets resulting from	21	-	-	18
operations
Changes from principal transactions:
Total unit transactions	23	6	1	(64)
Increase (decrease) in net assets derived from
principal transactions	23	6	1	(64)
Total increase (decrease) in net assets	44	6	1	(46)
Net assets at December 31, 2013	$ 107	$ 6	$ 1	$ 1,908

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

ING LIFE INSURANCE AND ANNUITY COMPANY

Statements of Changes in Net Assets

For the Years Ended December 31, 2013 and 2012

(Dollars in thousands)

	ING Value Choice Fund - Class A	ING GNMA Income Fund - Class A	ING Intermediate Bond Fund - Class A	ING Intermediate Bond Portfolio - Class I
Net assets at January 1, 2012	$ 3	$ 4,837	$ 3,356	$ 386,933

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	131	130	14,612
Total realized gain (loss) on investments
and capital gains distributions	-	105	149	(1,690)
Net unrealized appreciation (depreciation)
of investments	-	(133)	(27)	19,014
Net increase (decrease) in net assets resulting from	-	103	252	31,936
operations
Changes from principal transactions:
Total unit transactions	1	(484)	(358)	(10,406)
Increase (decrease) in net assets derived from
principal transactions	1	(484)	(358)	(10,406)
Total increase (decrease) in net assets	1	(381)	(106)	21,530
Net assets at December 31, 2012	4	4,456	3,250	408,463

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	108	60	8,549
Total realized gain (loss) on investments
and capital gains distributions	-	(15)	83	(1,699)
Net unrealized appreciation (depreciation)
of investments	1	(202)	(197)	(11,051)
Net increase (decrease) in net assets resulting from	1	(109)	(54)	(4,201)
operations
Changes from principal transactions:
Total unit transactions	(5)	(526)	(1,190)	(56,068)
Increase (decrease) in net assets derived from
principal transactions	(5)	(526)	(1,190)	(56,068)
Total increase (decrease) in net assets	(4)	(635)	(1,244)	(60,269)
Net assets at December 31, 2013	$ -	$ 3,821	$ 2,006	$ 348,194

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

ING LIFE INSURANCE AND ANNUITY COMPANY

Statements of Changes in Net Assets

For the Years Ended December 31, 2013 and 2012

(Dollars in thousands)

	ING Intermediate Bond Portfolio - Class S	ING BlackRock Health Sciences Opportunities Portfolio - Service Class	ING BlackRock Inflation Protected Bond Portfolio - Adviser Class	ING BlackRock Large Cap Growth Portfolio - Institutional Class
Net assets at January 1, 2012	$ 922	$ 11,294	$ 74	$ 82,025

Increase (decrease) in net assets
Operations:
Net investment income (loss)	46	(15)	-	(270)
Total realized gain (loss) on investments
and capital gains distributions	5	659	4	(1,914)
Net unrealized appreciation (depreciation)
of investments	34	1,411	(1)	13,222
Net increase (decrease) in net assets resulting from	85	2,055	3	11,038
operations
Changes from principal transactions:
Total unit transactions	195	1,120	20	(7,134)
Increase (decrease) in net assets derived from
principal transactions	195	1,120	20	(7,134)
Total increase (decrease) in net assets	280	3,175	23	3,904
Net assets at December 31, 2012	1,202	14,469	97	85,929

Increase (decrease) in net assets
Operations:
Net investment income (loss)	28	(208)	-	301
Total realized gain (loss) on investments
and capital gains distributions	33	3,070	3	(184)
Net unrealized appreciation (depreciation)
of investments	(69)	5,179	(10)	25,760
Net increase (decrease) in net assets resulting from	(8)	8,041	(7)	25,877
operations
Changes from principal transactions:
Total unit transactions	(201)	10,698	(25)	(9,822)
Increase (decrease) in net assets derived from
principal transactions	(201)	10,698	(25)	(9,822)
Total increase (decrease) in net assets	(209)	18,739	(32)	16,055
Net assets at December 31, 2013	$ 993	$ 33,208	$ 65	$ 101,984

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

ING LIFE INSURANCE AND ANNUITY COMPANY

Statements of Changes in Net Assets

For the Years Ended December 31, 2013 and 2012

(Dollars in thousands)

	ING BlackRock Large Cap Growth Portfolio - Service Class	ING BlackRock Large Cap Growth Portfolio - Service 2 Class	ING Clarion Global Real Estate Portfolio - Adviser Class	ING Clarion Global Real Estate Portfolio - Institutional Class
Net assets at January 1, 2012	$ 551	$ 261	$ 2	$ 55,561

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	-	-	(57)
Total realized gain (loss) on investments
and capital gains distributions	1	12	-	(3)
Net unrealized appreciation (depreciation)
of investments	72	24	1	14,659
Net increase (decrease) in net assets resulting from	73	36	1	14,599
operations
Changes from principal transactions:
Total unit transactions	(122)	(3)	4	7,650
Increase (decrease) in net assets derived from
principal transactions	(122)	(3)	4	7,650
Total increase (decrease) in net assets	(49)	33	5	22,249
Net assets at December 31, 2012	502	294	7	77,810

Increase (decrease) in net assets
Operations:
Net investment income (loss)	2	2	-	4,122
Total realized gain (loss) on investments
and capital gains distributions	26	23	-	877
Net unrealized appreciation (depreciation)
of investments	62	62	-	(2,778)
Net increase (decrease) in net assets resulting from	90	87	-	2,221
operations
Changes from principal transactions:
Total unit transactions	(304)	(52)	(1)	2,568
Increase (decrease) in net assets derived from
principal transactions	(304)	(52)	(1)	2,568
Total increase (decrease) in net assets	(214)	35	(1)	4,789
Net assets at December 31, 2013	$ 288	$ 329	$ 6	$ 82,599

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

ING LIFE INSURANCE AND ANNUITY COMPANY

Statements of Changes in Net Assets

For the Years Ended December 31, 2013 and 2012

(Dollars in thousands)

	ING Clarion Real Estate Portfolio - Adviser Class	ING Clarion Real Estate Portfolio - Institutional Class	ING Clarion Real Estate Portfolio - Service Class	ING FMRSM Diversified Mid Cap Portfolio - Institutional Class
Net assets at January 1, 2012	$ 18	$ 2,157	$ 48,009	$ -

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	6	68	203
Total realized gain (loss) on investments
and capital gains distributions	-	83	1,460	9
Net unrealized appreciation (depreciation)
of investments	3	228	5,407	747
Net increase (decrease) in net assets resulting from	3	317	6,935	959
operations
Changes from principal transactions:
Total unit transactions	20	(171)	(560)	26,785
Increase (decrease) in net assets derived from
principal transactions	20	(171)	(560)	26,785
Total increase (decrease) in net assets	23	146	6,375	27,744
Net assets at December 31, 2012	41	2,303	54,384	27,744

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	13	253	92
Total realized gain (loss) on investments
and capital gains distributions	1	151	4,992	1,104
Net unrealized appreciation (depreciation)
of investments	(1)	(120)	(4,567)	8,741
Net increase (decrease) in net assets resulting from	-	44	678	9,937
operations
Changes from principal transactions:
Total unit transactions	(3)	(419)	(4,849)	(1,212)
Increase (decrease) in net assets derived from
principal transactions	(3)	(419)	(4,849)	(1,212)
Total increase (decrease) in net assets	(3)	(375)	(4,171)	8,725
Net assets at December 31, 2013	$ 38	$ 1,928	$ 50,213	$ 36,469

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

ING LIFE INSURANCE AND ANNUITY COMPANY

Statements of Changes in Net Assets

For the Years Ended December 31, 2013 and 2012

(Dollars in thousands)

	ING FMRSM Diversified Mid Cap Portfolio - Service Class	ING FMRSM Diversified Mid Cap Portfolio - Service 2 Class	ING Global Resources Portfolio - Adviser Class	ING Global Resources Portfolio - Institutional Class
Net assets at January 1, 2012	$ 64,098	$ 12	$ 2	$ 30

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(241)	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	6,808	-	-	(1)
Net unrealized appreciation (depreciation)
of investments	1,405	2	-	-
Net increase (decrease) in net assets resulting from	7,972	2	-	(1)
operations
Changes from principal transactions:
Total unit transactions	(23,579)	(6)	-	(3)
Increase (decrease) in net assets derived from
principal transactions	(23,579)	(6)	-	(3)
Total increase (decrease) in net assets	(15,607)	(4)	-	(4)
Net assets at December 31, 2012	48,491	8	2	26

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(247)	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	3,729	-	-	-
Net unrealized appreciation (depreciation)
of investments	12,595	8	-	3
Net increase (decrease) in net assets resulting from	16,077	8	-	3
operations
Changes from principal transactions:
Total unit transactions	(4,916)	22	(1)	(1)
Increase (decrease) in net assets derived from
principal transactions	(4,916)	22	(1)	(1)
Total increase (decrease) in net assets	11,161	30	(1)	2
Net assets at December 31, 2013	$ 59,652	$ 38	$ 1	$ 28

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

ING LIFE INSURANCE AND ANNUITY COMPANY

Statements of Changes in Net Assets

For the Years Ended December 31, 2013 and 2012

(Dollars in thousands)

	ING Global Resources Portfolio - Service Class	ING Invesco Growth and Income Portfolio - Institutional Class	ING Invesco Growth and Income Portfolio - Service Class	ING JPMorgan Emerging Markets Equity Portfolio - Adviser Class
Net assets at January 1, 2012	$ 122,291	$ -	$ 19,901	$ 286

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(243)	(9)	246	(1)
Total realized gain (loss) on investments
and capital gains distributions	(7,450)	3	1,289	1
Net unrealized appreciation (depreciation)
of investments	3,008	195	1,128	54
Net increase (decrease) in net assets resulting from	(4,685)	189	2,663	54
operations
Changes from principal transactions:
Total unit transactions	(15,872)	6,379	(4,723)	(33)
Increase (decrease) in net assets derived from
principal transactions	(15,872)	6,379	(4,723)	(33)
Total increase (decrease) in net assets	(20,557)	6,568	(2,060)	21
Net assets at December 31, 2012	101,734	6,568	17,841	307

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(61)	103	94	1
Total realized gain (loss) on investments
and capital gains distributions	(7,064)	163	1,502	1
Net unrealized appreciation (depreciation)
of investments	18,734	2,335	4,579	(18)
Net increase (decrease) in net assets resulting from	11,609	2,601	6,175	(16)
operations
Changes from principal transactions:
Total unit transactions	(15,676)	3,088	1,929	(26)
Increase (decrease) in net assets derived from
principal transactions	(15,676)	3,088	1,929	(26)
Total increase (decrease) in net assets	(4,067)	5,689	8,104	(42)
Net assets at December 31, 2013	$ 97,667	$ 12,257	$ 25,945	$ 265

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

ING LIFE INSURANCE AND ANNUITY COMPANY

Statements of Changes in Net Assets

For the Years Ended December 31, 2013 and 2012

(Dollars in thousands)

	ING JPMorgan Emerging Markets Equity Portfolio - Institutional Class	ING JPMorgan Emerging Markets Equity Portfolio - Service Class	ING JPMorgan Small Cap Core Equity Portfolio - Adviser Class	ING JPMorgan Small Cap Core Equity Portfolio - Institutional Class
Net assets at January 1, 2012	$ 28,902	$ 23,894	$ 9	$ -

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(318)	(264)	-	(12)
Total realized gain (loss) on investments
and capital gains distributions	(562)	(448)	-	10
Net unrealized appreciation (depreciation)
of investments	5,934	4,740	2	360
Net increase (decrease) in net assets resulting from	5,054	4,028	2	358
operations
Changes from principal transactions:
Total unit transactions	(1,485)	(1,613)	5	8,655
Increase (decrease) in net assets derived from
principal transactions	(1,485)	(1,613)	5	8,655
Total increase (decrease) in net assets	3,569	2,415	7	9,013
Net assets at December 31, 2012	32,471	26,309	16	9,013

Increase (decrease) in net assets
Operations:
Net investment income (loss)	22	(37)	-	72
Total realized gain (loss) on investments
and capital gains distributions	2,441	2,606	-	683
Net unrealized appreciation (depreciation)
of investments	(4,555)	(4,249)	5	3,736
Net increase (decrease) in net assets resulting from	(2,092)	(1,680)	5	4,491
operations
Changes from principal transactions:
Total unit transactions	(6,137)	(4,185)	1	5,965
Increase (decrease) in net assets derived from
principal transactions	(6,137)	(4,185)	1	5,965
Total increase (decrease) in net assets	(8,229)	(5,865)	6	10,456
Net assets at December 31, 2013	$ 24,242	$ 20,444	$ 22	$ 19,469

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

ING LIFE INSURANCE AND ANNUITY COMPANY

Statements of Changes in Net Assets

For the Years Ended December 31, 2013 and 2012

(Dollars in thousands)

	ING JPMorgan Small Cap Core Equity Portfolio - Service Class	ING Large Cap Growth Portfolio - Adviser Class	ING Large Cap Growth Portfolio - Institutional Class	ING Large Cap Growth Portfolio - Service Class
Net assets at January 1, 2012	$ 8,714	$ 113	$ 133,022	$ 266

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(58)	-	(646)	(1)
Total realized gain (loss) on investments
and capital gains distributions	2,108	1	1,995	9
Net unrealized appreciation (depreciation)
of investments	(410)	18	22,687	28
Net increase (decrease) in net assets resulting from	1,640	19	24,036	36
operations
Changes from principal transactions:
Total unit transactions	(1,952)	23	36,282	36
Increase (decrease) in net assets derived from
principal transactions	(1,952)	23	36,282	36
Total increase (decrease) in net assets	(312)	42	60,318	72
Net assets at December 31, 2012	8,402	155	193,340	338

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(20)	-	(778)	-
Total realized gain (loss) on investments
and capital gains distributions	983	5	6,024	87
Net unrealized appreciation (depreciation)
of investments	3,319	40	53,594	200
Net increase (decrease) in net assets resulting from	4,282	45	58,840	287
operations
Changes from principal transactions:
Total unit transactions	5,308	(13)	2,412	1,347
Increase (decrease) in net assets derived from
principal transactions	5,308	(13)	2,412	1,347
Total increase (decrease) in net assets	9,590	32	61,252	1,634
Net assets at December 31, 2013	$ 17,992	$ 187	$ 254,592	$ 1,972

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

ING LIFE INSURANCE AND ANNUITY COMPANY

Statements of Changes in Net Assets

For the Years Ended December 31, 2013 and 2012

(Dollars in thousands)

	ING Large Cap Value Portfolio - Adviser Class	ING Large Cap Value Portfolio - Institutional Class	ING Large Cap Value Portfolio - Service Class	ING Limited Maturity Bond Portfolio - Adviser Class
Net assets at January 1, 2012	$ -	$ 212,312	$ 821	$ -

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	3,471	14	-
Total realized gain (loss) on investments
and capital gains distributions	-	(1,938)	19	-
Net unrealized appreciation (depreciation)
of investments	-	26,310	65	-
Net increase (decrease) in net assets resulting from	-	27,843	98	-
operations
Changes from principal transactions:
Total unit transactions	-	(22,790)	(211)	17
Increase (decrease) in net assets derived from
principal transactions	-	(22,790)	(211)	17
Total increase (decrease) in net assets	-	5,053	(113)	17
Net assets at December 31, 2012	-	217,365	708	17

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	3,519	12	-
Total realized gain (loss) on investments
and capital gains distributions	-	4,284	61	-
Net unrealized appreciation (depreciation)
of investments	3	61,994	169	-
Net increase (decrease) in net assets resulting from	3	69,797	242	-
operations
Changes from principal transactions:
Total unit transactions	26	55,179	309	1
Increase (decrease) in net assets derived from
principal transactions	26	55,179	309	1
Total increase (decrease) in net assets	29	124,976	551	1
Net assets at December 31, 2013	$ 29	$ 342,341	$ 1,259	$ 18

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

ING LIFE INSURANCE AND ANNUITY COMPANY

Statements of Changes in Net Assets

For the Years Ended December 31, 2013 and 2012

(Dollars in thousands)

	ING Marsico Growth Portfolio - Institutional Class	ING Marsico Growth Portfolio - Service Class	ING MFS Total Return Portfolio - Adviser Class	ING MFS Total Return Portfolio - Institutional Class
Net assets at January 1, 2012	$ 8,799	$ 570	$ 1,120	$ 55,604

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(30)	(1)	21	946
Total realized gain (loss) on investments
and capital gains distributions	333	116	9	(1,062)
Net unrealized appreciation (depreciation)
of investments	726	(41)	82	5,694
Net increase (decrease) in net assets resulting from	1,029	74	112	5,578
operations
Changes from principal transactions:
Total unit transactions	(115)	(547)	(93)	(5,080)
Increase (decrease) in net assets derived from
principal transactions	(115)	(547)	(93)	(5,080)
Total increase (decrease) in net assets	914	(473)	19	498
Net assets at December 31, 2012	9,713	97	1,139	56,102

Increase (decrease) in net assets
Operations:
Net investment income (loss)	5	-	20	765
Total realized gain (loss) on investments
and capital gains distributions	1,264	6	83	(238)
Net unrealized appreciation (depreciation)
of investments	2,117	21	88	9,177
Net increase (decrease) in net assets resulting from	3,386	27	191	9,704
operations
Changes from principal transactions:
Total unit transactions	(93)	(25)	(296)	(2,771)
Increase (decrease) in net assets derived from
principal transactions	(93)	(25)	(296)	(2,771)
Total increase (decrease) in net assets	3,293	2	(105)	6,933
Net assets at December 31, 2013	$ 13,006	$ 99	$ 1,034	$ 63,035

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

ING LIFE INSURANCE AND ANNUITY COMPANY

Statements of Changes in Net Assets

For the Years Ended December 31, 2013 and 2012

(Dollars in thousands)

	ING MFS Total Return Portfolio - Service Class	ING MFS Utilities Portfolio - Service Class	ING Morgan Stanley Global Franchise Portfolio - Adviser Class	ING Multi-Manager Large Cap Core Portfolio - Institutional Class
Net assets at January 1, 2012	$ 24,886	$ 42,549	$ 15	$ 19,761

Increase (decrease) in net assets
Operations:
Net investment income (loss)	360	972	1	160
Total realized gain (loss) on investments
and capital gains distributions	(436)	(1,005)	1	(656)
Net unrealized appreciation (depreciation)
of investments	2,548	5,203	1	2,289
Net increase (decrease) in net assets resulting from	2,472	5,170	3	1,793
operations
Changes from principal transactions:
Total unit transactions	(1,679)	(2,159)	13	(1,923)
Increase (decrease) in net assets derived from
principal transactions	(1,679)	(2,159)	13	(1,923)
Total increase (decrease) in net assets	793	3,011	16	(130)
Net assets at December 31, 2012	25,679	45,560	31	19,631

Increase (decrease) in net assets
Operations:
Net investment income (loss)	319	544	1	53
Total realized gain (loss) on investments
and capital gains distributions	(298)	(117)	2	76
Net unrealized appreciation (depreciation)
of investments	4,398	8,167	3	5,597
Net increase (decrease) in net assets resulting from	4,419	8,594	6	5,726
operations
Changes from principal transactions:
Total unit transactions	(1,309)	(1,751)	-	(919)
Increase (decrease) in net assets derived from
principal transactions	(1,309)	(1,751)	-	(919)
Total increase (decrease) in net assets	3,110	6,843	6	4,807
Net assets at December 31, 2013	$ 28,789	$ 52,403	$ 37	$ 24,438

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

ING LIFE INSURANCE AND ANNUITY COMPANY

Statements of Changes in Net Assets

For the Years Ended December 31, 2013 and 2012

(Dollars in thousands)

	ING Multi-Manager Large Cap Core Portfolio - Service Class	ING PIMCO High Yield Portfolio - Adviser Class	ING PIMCO High Yield Portfolio - Institutional Class	ING PIMCO High Yield Portfolio - Service Class
Net assets at January 1, 2012	$ 271	$ 29	$ 10,100	$ 23,607

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1	2	910	1,628
Total realized gain (loss) on investments
and capital gains distributions	12	1	103	1,219
Net unrealized appreciation (depreciation)
of investments	10	2	993	740
Net increase (decrease) in net assets resulting from	23	5	2,006	3,587
operations
Changes from principal transactions:
Total unit transactions	(21)	17	16,552	3,655
Increase (decrease) in net assets derived from
principal transactions	(21)	17	16,552	3,655
Total increase (decrease) in net assets	2	22	18,558	7,242
Net assets at December 31, 2012	273	51	28,658	30,849

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	3	1,607	1,441
Total realized gain (loss) on investments
and capital gains distributions	10	1	328	417
Net unrealized appreciation (depreciation)
of investments	66	(1)	(478)	(563)
Net increase (decrease) in net assets resulting from	75	3	1,457	1,295
operations
Changes from principal transactions:
Total unit transactions	(10)	(8)	1,000	(4,805)
Increase (decrease) in net assets derived from
principal transactions	(10)	(8)	1,000	(4,805)
Total increase (decrease) in net assets	65	(5)	2,457	(3,510)
Net assets at December 31, 2013	$ 338	$ 46	$ 31,115	$ 27,339

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

ING LIFE INSURANCE AND ANNUITY COMPANY

Statements of Changes in Net Assets

For the Years Ended December 31, 2013 and 2012

(Dollars in thousands)

	ING Pioneer Mid Cap Value Portfolio - Adviser Class	ING Pioneer Mid Cap Value Portfolio - Institutional Class	ING Pioneer Mid Cap Value Portfolio - Service Class	ING T. Rowe Price Capital Appreciation Portfolio - Adviser Class
Net assets at January 1, 2012	$ -	$ 80,950	$ 359	$ 146

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	163	-	2
Total realized gain (loss) on investments
and capital gains distributions	-	(2,119)	44	5
Net unrealized appreciation (depreciation)
of investments	1	9,869	(12)	15
Net increase (decrease) in net assets resulting from	1	7,913	32	22
operations
Changes from principal transactions:
Total unit transactions	22	(12,837)	(13)	27
Increase (decrease) in net assets derived from
principal transactions	22	(12,837)	(13)	27
Total increase (decrease) in net assets	23	(4,924)	19	49
Net assets at December 31, 2012	23	76,026	378	195

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	239	1	2
Total realized gain (loss) on investments
and capital gains distributions	5	16,419	96	17
Net unrealized appreciation (depreciation)
of investments	(1)	(3,035)	(30)	28
Net increase (decrease) in net assets resulting from	4	13,623	67	47
operations
Changes from principal transactions:
Total unit transactions	(27)	(89,649)	(445)	104
Increase (decrease) in net assets derived from
principal transactions	(27)	(89,649)	(445)	104
Total increase (decrease) in net assets	(23)	(76,026)	(378)	151
Net assets at December 31, 2013	$ -	$ -	$ -	$ 346

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

ING LIFE INSURANCE AND ANNUITY COMPANY

Statements of Changes in Net Assets

For the Years Ended December 31, 2013 and 2012

(Dollars in thousands)

	ING T. Rowe Price Capital Appreciation Portfolio - Institutional Class	ING T. Rowe Price Capital Appreciation Portfolio - Service Class	ING T. Rowe Price Equity Income Portfolio - Adviser Class	ING T. Rowe Price Equity Income Portfolio - Service Class
Net assets at January 1, 2012	$ -	$ 396,097	$ 1,447	$ 100,170

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1,564	2,330	21	1,250
Total realized gain (loss) on investments
and capital gains distributions	67	6,039	(13)	(4,005)
Net unrealized appreciation (depreciation)
of investments	2,037	43,843	229	18,433
Net increase (decrease) in net assets resulting from	3,668	52,212	237	15,678
operations
Changes from principal transactions:
Total unit transactions	108,746	(70,561)	(46)	(11,280)
Increase (decrease) in net assets derived from
principal transactions	108,746	(70,561)	(46)	(11,280)
Total increase (decrease) in net assets	112,414	(18,349)	191	4,398
Net assets at December 31, 2012	112,414	377,748	1,638	104,568

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1,379	859	17	1,028
Total realized gain (loss) on investments
and capital gains distributions	9,700	30,663	118	(30)
Net unrealized appreciation (depreciation)
of investments	15,535	51,011	309	27,497
Net increase (decrease) in net assets resulting from	26,614	82,533	444	28,495
operations
Changes from principal transactions:
Total unit transactions	20,691	29,213	(289)	(10,602)
Increase (decrease) in net assets derived from
principal transactions	20,691	29,213	(289)	(10,602)
Total increase (decrease) in net assets	47,305	111,746	155	17,893
Net assets at December 31, 2013	$ 159,719	$ 489,494	$ 1,793	$ 122,461

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

ING LIFE INSURANCE AND ANNUITY COMPANY

Statements of Changes in Net Assets

For the Years Ended December 31, 2013 and 2012

(Dollars in thousands)

	ING T. Rowe Price International Stock Portfolio - Adviser Class	ING T. Rowe Price International Stock Portfolio - Service Class	ING Templeton Global Growth Portfolio - Institutional Class	ING Templeton Global Growth Portfolio - Service Class
Net assets at January 1, 2012	$ 83	$ 6,872	$ 709	$ 3,825

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	(50)	9	34
Total realized gain (loss) on investments
and capital gains distributions	-	(186)	(24)	180
Net unrealized appreciation (depreciation)
of investments	14	1,417	153	564
Net increase (decrease) in net assets resulting from	14	1,181	138	778
operations
Changes from principal transactions:
Total unit transactions	5	(499)	(6)	220
Increase (decrease) in net assets derived from
principal transactions	5	(499)	(6)	220
Total increase (decrease) in net assets	19	682	132	998
Net assets at December 31, 2012	102	7,554	841	4,823

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1	8	7	37
Total realized gain (loss) on investments
and capital gains distributions	1	320	122	551
Net unrealized appreciation (depreciation)
of investments	12	632	72	963
Net increase (decrease) in net assets resulting from	14	960	201	1,551
operations
Changes from principal transactions:
Total unit transactions	4	(616)	(229)	585
Increase (decrease) in net assets derived from
principal transactions	4	(616)	(229)	585
Total increase (decrease) in net assets	18	344	(28)	2,136
Net assets at December 31, 2013	$ 120	$ 7,898	$ 813	$ 6,959

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

ING LIFE INSURANCE AND ANNUITY COMPANY

Statements of Changes in Net Assets

For the Years Ended December 31, 2013 and 2012

(Dollars in thousands)

	ING U.S. Stock Index Portfolio - Institutional Class	ING Money Market Portfolio - Class I	ING Global Real Estate Fund - Class A	ING International Small Cap Fund - Class A
Net assets at January 1, 2012	$ 6,870	$ 341,904	$ 63	$ 1,134

Increase (decrease) in net assets
Operations:
Net investment income (loss)	135	(2,376)	3	5
Total realized gain (loss) on investments
and capital gains distributions	81	1	1	113
Net unrealized appreciation (depreciation)
of investments	866	-	13	(49)
Net increase (decrease) in net assets resulting from	1,082	(2,375)	17	69
operations
Changes from principal transactions:
Total unit transactions	(52)	(44,242)	12	(785)
Increase (decrease) in net assets derived from
principal transactions	(52)	(44,242)	12	(785)
Total increase (decrease) in net assets	1,030	(46,617)	29	(716)
Net assets at December 31, 2012	7,900	295,287	92	418

Increase (decrease) in net assets
Operations:
Net investment income (loss)	228	(2,221)	2	5
Total realized gain (loss) on investments
and capital gains distributions	313	53	2	24
Net unrealized appreciation (depreciation)
of investments	2,506	-	(1)	84
Net increase (decrease) in net assets resulting from	3,047	(2,168)	3	113
operations
Changes from principal transactions:
Total unit transactions	3,449	(11,628)	40	(31)
Increase (decrease) in net assets derived from
principal transactions	3,449	(11,628)	40	(31)
Total increase (decrease) in net assets	6,496	(13,796)	43	82
Net assets at December 31, 2013	$ 14,396	$ 281,491	$ 135	$ 500

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

ING LIFE INSURANCE AND ANNUITY COMPANY

Statements of Changes in Net Assets

For the Years Ended December 31, 2013 and 2012

(Dollars in thousands)

	ING American Century Small-Mid Cap Value Portfolio - Adviser Class	ING American Century Small-Mid Cap Value Portfolio - Initial Class	ING American Century Small-Mid Cap Value Portfolio - Service Class	ING Baron Growth Portfolio - Adviser Class
Net assets at January 1, 2012	$ 110	$ 5	$ 44,006	$ 1,233

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1	(12)	198	(5)
Total realized gain (loss) on investments
and capital gains distributions	12	12	3,584	31
Net unrealized appreciation (depreciation)
of investments	4	494	2,675	204
Net increase (decrease) in net assets resulting from	17	494	6,457	230
operations
Changes from principal transactions:
Total unit transactions	(8)	9,529	(6,823)	(44)
Increase (decrease) in net assets derived from
principal transactions	(8)	9,529	(6,823)	(44)
Total increase (decrease) in net assets	9	10,023	(366)	186
Net assets at December 31, 2012	119	10,028	43,640	1,419

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1	137	192	2
Total realized gain (loss) on investments
and capital gains distributions	10	816	4,372	711
Net unrealized appreciation (depreciation)
of investments	25	3,056	8,849	(382)
Net increase (decrease) in net assets resulting from	36	4,009	13,413	331
operations
Changes from principal transactions:
Total unit transactions	(15)	5,510	397	(1,179)
Increase (decrease) in net assets derived from
principal transactions	(15)	5,510	397	(1,179)
Total increase (decrease) in net assets	21	9,519	13,810	(848)
Net assets at December 31, 2013	$ 140	$ 19,547	$ 57,450	$ 571

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

ING LIFE INSURANCE AND ANNUITY COMPANY

Statements of Changes in Net Assets

For the Years Ended December 31, 2013 and 2012

(Dollars in thousands)

	ING Baron Growth Portfolio - Service Class	ING Columbia Contrarian Core Portfolio - Service Class	ING Columbia Small Cap Value II Portfolio - Adviser Class	ING Columbia Small Cap Value II Portfolio - Service Class
Net assets at January 1, 2012	$ 121,607	$ 11,915	$ 234	$ 3,093

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1,054)	(82)	-	(23)
Total realized gain (loss) on investments
and capital gains distributions	5,569	(213)	-	129
Net unrealized appreciation (depreciation)
of investments	17,045	1,621	33	301
Net increase (decrease) in net assets resulting from	21,560	1,326	33	407
operations
Changes from principal transactions:
Total unit transactions	(13,596)	(1,144)	12	(208)
Increase (decrease) in net assets derived from
principal transactions	(13,596)	(1,144)	12	(208)
Total increase (decrease) in net assets	7,964	182	45	199
Net assets at December 31, 2012	129,571	12,097	279	3,292

Increase (decrease) in net assets
Operations:
Net investment income (loss)	709	56	1	(4)
Total realized gain (loss) on investments
and capital gains distributions	11,851	857	12	262
Net unrealized appreciation (depreciation)
of investments	37,584	2,980	67	1,113
Net increase (decrease) in net assets resulting from	50,144	3,893	80	1,371
operations
Changes from principal transactions:
Total unit transactions	6,320	(1,314)	(89)	595
Increase (decrease) in net assets derived from
principal transactions	6,320	(1,314)	(89)	595
Total increase (decrease) in net assets	56,464	2,579	(9)	1,966
Net assets at December 31, 2013	$ 186,035	$ 14,676	$ 270	$ 5,258

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

ING LIFE INSURANCE AND ANNUITY COMPANY

Statements of Changes in Net Assets

For the Years Ended December 31, 2013 and 2012

(Dollars in thousands)

	ING Fidelity® VIP Mid Cap Portfolio - Service Class	ING Global Bond Portfolio - Adviser Class	ING Global Bond Portfolio - Initial Class	ING Global Bond Portfolio - Service Class
Net assets at January 1, 2012	$ 7,970	$ 413	$ 155,537	$ 891

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(31)	22	8,003	58
Total realized gain (loss) on investments
and capital gains distributions	1,149	7	2,504	(16)
Net unrealized appreciation (depreciation)
of investments	(192)	(1)	(218)	30
Net increase (decrease) in net assets resulting from	926	28	10,289	72
operations
Changes from principal transactions:
Total unit transactions	(4,353)	(53)	(14,428)	338
Increase (decrease) in net assets derived from
principal transactions	(4,353)	(53)	(14,428)	338
Total increase (decrease) in net assets	(3,427)	(25)	(4,139)	410
Net assets at December 31, 2012	4,543	388	151,398	1,301

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(18)	5	1,498	13
Total realized gain (loss) on investments
and capital gains distributions	344	10	2,385	(1)
Net unrealized appreciation (depreciation)
of investments	1,021	(32)	(11,188)	(65)
Net increase (decrease) in net assets resulting from	1,347	(17)	(7,305)	(53)
operations
Changes from principal transactions:
Total unit transactions	(1,229)	(48)	(30,595)	(293)
Increase (decrease) in net assets derived from
principal transactions	(1,229)	(48)	(30,595)	(293)
Total increase (decrease) in net assets	118	(65)	(37,900)	(346)
Net assets at December 31, 2013	$ 4,661	$ 323	$ 113,498	$ 955

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

ING LIFE INSURANCE AND ANNUITY COMPANY

Statements of Changes in Net Assets

For the Years Ended December 31, 2013 and 2012

(Dollars in thousands)

	ING Growth and Income Core Portfolio - Adviser Class	ING Growth and Income Core Portfolio - Initial Class	ING Index Solution 2015 Portfolio - Initial Class	ING Index Solution 2015 Portfolio - Service Class
Net assets at January 1, 2012	$ 614	$ 75,735	$ 11	$ 552

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(2)	(455)	1	8
Total realized gain (loss) on investments
and capital gains distributions	(11)	785	5	19
Net unrealized appreciation (depreciation)
of investments	64	5,513	4	30
Net increase (decrease) in net assets resulting from	51	5,843	10	57
operations
Changes from principal transactions:
Total unit transactions	(38)	(11,204)	249	178
Increase (decrease) in net assets derived from
principal transactions	(38)	(11,204)	249	178
Total increase (decrease) in net assets	13	(5,361)	259	235
Net assets at December 31, 2012	627	70,374	270	787

Increase (decrease) in net assets
Operations:
Net investment income (loss)	2	467	7	7
Total realized gain (loss) on investments
and capital gains distributions	12	11,568	16	57
Net unrealized appreciation (depreciation)
of investments	31	(6,709)	17	(3)
Net increase (decrease) in net assets resulting from	45	5,326	40	61
operations
Changes from principal transactions:
Total unit transactions	(672)	(75,700)	321	(262)
Increase (decrease) in net assets derived from
principal transactions	(672)	(75,700)	321	(262)
Total increase (decrease) in net assets	(627)	(70,374)	361	(201)
Net assets at December 31, 2013	$ -	$ -	$ 631	$ 586

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

ING LIFE INSURANCE AND ANNUITY COMPANY

Statements of Changes in Net Assets

For the Years Ended December 31, 2013 and 2012

(Dollars in thousands)

	ING Index Solution 2015 Portfolio - Service 2 Class	ING Index Solution 2025 Portfolio - Initial Class	ING Index Solution 2025 Portfolio - Service Class	ING Index Solution 2025 Portfolio - Service 2 Class
Net assets at January 1, 2012	$ 798	$ 78	$ 49	$ 2,003

Increase (decrease) in net assets
Operations:
Net investment income (loss)	8	2	1	13
Total realized gain (loss) on investments
and capital gains distributions	27	26	2	63
Net unrealized appreciation (depreciation)
of investments	38	13	5	177
Net increase (decrease) in net assets resulting from	73	41	8	253
operations
Changes from principal transactions:
Total unit transactions	110	357	30	307
Increase (decrease) in net assets derived from
principal transactions	110	357	30	307
Total increase (decrease) in net assets	183	398	38	560
Net assets at December 31, 2012	981	476	87	2,563

Increase (decrease) in net assets
Operations:
Net investment income (loss)	14	4	6	27
Total realized gain (loss) on investments
and capital gains distributions	36	25	19	105
Net unrealized appreciation (depreciation)
of investments	39	92	54	345
Net increase (decrease) in net assets resulting from	89	121	79	477
operations
Changes from principal transactions:
Total unit transactions	115	641	935	727
Increase (decrease) in net assets derived from
principal transactions	115	641	935	727
Total increase (decrease) in net assets	204	762	1,014	1,204
Net assets at December 31, 2013	$ 1,185	$ 1,238	$ 1,101	$ 3,767

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

ING LIFE INSURANCE AND ANNUITY COMPANY

Statements of Changes in Net Assets

For the Years Ended December 31, 2013 and 2012

(Dollars in thousands)

	ING Index Solution 2035 Portfolio - Initial Class	ING Index Solution 2035 Portfolio - Service Class	ING Index Solution 2035 Portfolio - Service 2 Class	ING Index Solution 2045 Portfolio - Initial Class
Net assets at January 1, 2012	$ 42	$ 80	$ 1,557	$ 17

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1	1	6	-
Total realized gain (loss) on investments
and capital gains distributions	20	4	60	2
Net unrealized appreciation (depreciation)
of investments	13	11	155	2
Net increase (decrease) in net assets resulting from	34	16	221	4
operations
Changes from principal transactions:
Total unit transactions	296	73	37	27
Increase (decrease) in net assets derived from
principal transactions	296	73	37	27
Total increase (decrease) in net assets	330	89	258	31
Net assets at December 31, 2012	372	169	1,815	48

Increase (decrease) in net assets
Operations:
Net investment income (loss)	2	3	12	1
Total realized gain (loss) on investments
and capital gains distributions	23	8	85	8
Net unrealized appreciation (depreciation)
of investments	115	46	315	33
Net increase (decrease) in net assets resulting from	140	57	412	42
operations
Changes from principal transactions:
Total unit transactions	793	278	349	290
Increase (decrease) in net assets derived from
principal transactions	793	278	349	290
Total increase (decrease) in net assets	933	335	761	332
Net assets at December 31, 2013	$ 1,305	$ 504	$ 2,576	$ 380

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

ING LIFE INSURANCE AND ANNUITY COMPANY

Statements of Changes in Net Assets

For the Years Ended December 31, 2013 and 2012

(Dollars in thousands)

	ING Index Solution 2045 Portfolio - Service Class	ING Index Solution 2045 Portfolio - Service 2 Class	ING Index Solution 2055 Portfolio - Initial Class	ING Index Solution 2055 Portfolio - Service Class
Net assets at January 1, 2012	$ 19	$ 923	$ -	$ 64

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	4	-	(1)
Total realized gain (loss) on investments
and capital gains distributions	1	32	-	-
Net unrealized appreciation (depreciation)
of investments	3	116	1	12
Net increase (decrease) in net assets resulting from	4	152	1	11
operations
Changes from principal transactions:
Total unit transactions	11	233	19	127
Increase (decrease) in net assets derived from
principal transactions	11	233	19	127
Total increase (decrease) in net assets	15	385	20	138
Net assets at December 31, 2012	34	1,308	20	202

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1	5	-	(1)
Total realized gain (loss) on investments
and capital gains distributions	5	86	1	26
Net unrealized appreciation (depreciation)
of investments	27	232	14	13
Net increase (decrease) in net assets resulting from	33	323	15	38
operations
Changes from principal transactions:
Total unit transactions	298	190	118	6
Increase (decrease) in net assets derived from
principal transactions	298	190	118	6
Total increase (decrease) in net assets	331	513	133	44
Net assets at December 31, 2013	$ 365	$ 1,821	$ 153	$ 246

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

ING LIFE INSURANCE AND ANNUITY COMPANY

Statements of Changes in Net Assets

For the Years Ended December 31, 2013 and 2012

(Dollars in thousands)

	ING Index Solution 2055 Portfolio - Service 2 Class	ING Index Solution Income Portfolio - Initial Class	ING Index Solution Income Portfolio - Service Class	ING Index Solution Income Portfolio - Service 2 Class
Net assets at January 1, 2012	$ 53	$ -	$ 645	$ 186

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	-	12	4
Total realized gain (loss) on investments
and capital gains distributions	1	-	24	8
Net unrealized appreciation (depreciation)
of investments	9	-	15	3
Net increase (decrease) in net assets resulting from	9	-	51	15
operations
Changes from principal transactions:
Total unit transactions	30	-	437	25
Increase (decrease) in net assets derived from
principal transactions	30	-	437	25
Total increase (decrease) in net assets	39	-	488	40
Net assets at December 31, 2012	92	-	1,133	226

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	-	26	5
Total realized gain (loss) on investments
and capital gains distributions	7	-	46	8
Net unrealized appreciation (depreciation)
of investments	26	-	(2)	2
Net increase (decrease) in net assets resulting from	33	-	70	15
operations
Changes from principal transactions:
Total unit transactions	92	10	(370)	18
Increase (decrease) in net assets derived from
principal transactions	92	10	(370)	18
Total increase (decrease) in net assets	125	10	(300)	33
Net assets at December 31, 2013	$ 217	$ 10	$ 833	$ 259

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

ING LIFE INSURANCE AND ANNUITY COMPANY

Statements of Changes in Net Assets

For the Years Ended December 31, 2013 and 2012

(Dollars in thousands)

	ING Invesco Comstock Portfolio - Adviser Class	ING Invesco Comstock Portfolio - Service Class	ING Invesco Equity and Income Portfolio - Adviser Class	ING Invesco Equity and Income Portfolio - Initial Class
Net assets at January 1, 2012	$ 297	$ 46,669	$ 649	$ 228,833

Increase (decrease) in net assets
Operations:
Net investment income (loss)	2	113	9	3,193
Total realized gain (loss) on investments
and capital gains distributions	(1)	(827)	-	2,051
Net unrealized appreciation (depreciation)
of investments	51	8,500	69	20,647
Net increase (decrease) in net assets resulting from	52	7,786	78	25,891
operations
Changes from principal transactions:
Total unit transactions	(15)	(5,656)	(15)	(21,897)
Increase (decrease) in net assets derived from
principal transactions	(15)	(5,656)	(15)	(21,897)
Total increase (decrease) in net assets	37	2,130	63	3,994
Net assets at December 31, 2012	334	48,799	712	232,827

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1	(109)	5	1,037
Total realized gain (loss) on investments
and capital gains distributions	5	604	11	7,732
Net unrealized appreciation (depreciation)
of investments	108	16,385	146	44,611
Net increase (decrease) in net assets resulting from	114	16,880	162	53,380
operations
Changes from principal transactions:
Total unit transactions	(4)	4,149	(63)	(25,897)
Increase (decrease) in net assets derived from
principal transactions	(4)	4,149	(63)	(25,897)
Total increase (decrease) in net assets	110	21,029	99	27,483
Net assets at December 31, 2013	$ 444	$ 69,828	$ 811	$ 260,310

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

ING LIFE INSURANCE AND ANNUITY COMPANY

Statements of Changes in Net Assets

For the Years Ended December 31, 2013 and 2012

(Dollars in thousands)

	ING Invesco Equity and Income Portfolio - Service Class	ING JPMorgan Mid Cap Value Portfolio - Adviser Class	ING JPMorgan Mid Cap Value Portfolio - Initial Class	ING JPMorgan Mid Cap Value Portfolio - Service Class
Net assets at January 1, 2012	$ 229	$ 308	$ -	$ 30,683

Increase (decrease) in net assets
Operations:
Net investment income (loss)	2	1	7	(68)
Total realized gain (loss) on investments
and capital gains distributions	2	5	-	258
Net unrealized appreciation (depreciation)
of investments	23	52	6	5,803
Net increase (decrease) in net assets resulting from	27	58	13	5,993
operations
Changes from principal transactions:
Total unit transactions	21	(18)	891	3,761
Increase (decrease) in net assets derived from
principal transactions	21	(18)	891	3,761
Total increase (decrease) in net assets	48	40	904	9,754
Net assets at December 31, 2012	277	348	904	40,437

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	-	8	(157)
Total realized gain (loss) on investments
and capital gains distributions	30	67	173	2,988
Net unrealized appreciation (depreciation)
of investments	31	25	544	10,591
Net increase (decrease) in net assets resulting from	61	92	725	13,422
operations
Changes from principal transactions:
Total unit transactions	(38)	(76)	3,316	6,315
Increase (decrease) in net assets derived from
principal transactions	(38)	(76)	3,316	6,315
Total increase (decrease) in net assets	23	16	4,041	19,737
Net assets at December 31, 2013	$ 300	$ 364	$ 4,945	$ 60,174

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

ING LIFE INSURANCE AND ANNUITY COMPANY

Statements of Changes in Net Assets

For the Years Ended December 31, 2013 and 2012

(Dollars in thousands)

	ING Oppenheimer Global Portfolio - Adviser Class	ING Oppenheimer Global Portfolio - Initial Class	ING Oppenheimer Global Portfolio - Service Class	ING PIMCO Total Return Portfolio - Adviser Class
Net assets at January 1, 2012	$ 515	$ 498,449	$ 638	$ 2,578

Increase (decrease) in net assets
Operations:
Net investment income (loss)	3	1,615	1	69
Total realized gain (loss) on investments
and capital gains distributions	6	7,623	(26)	-
Net unrealized appreciation (depreciation)
of investments	96	87,172	157	118
Net increase (decrease) in net assets resulting from	105	96,410	132	187
operations
Changes from principal transactions:
Total unit transactions	(19)	(54,144)	45	(90)
Increase (decrease) in net assets derived from
principal transactions	(19)	(54,144)	45	(90)
Total increase (decrease) in net assets	86	42,266	177	97
Net assets at December 31, 2012	601	540,715	815	2,675

Increase (decrease) in net assets
Operations:
Net investment income (loss)	4	2,054	2	65
Total realized gain (loss) on investments
and capital gains distributions	84	19,950	15	(3)
Net unrealized appreciation (depreciation)
of investments	57	112,073	195	(118)
Net increase (decrease) in net assets resulting from	145	134,077	212	(56)
operations
Changes from principal transactions:
Total unit transactions	(137)	(53,733)	34	(624)
Increase (decrease) in net assets derived from
principal transactions	(137)	(53,733)	34	(624)
Total increase (decrease) in net assets	8	80,344	246	(680)
Net assets at December 31, 2013	$ 609	$ 621,059	$ 1,061	$ 1,995

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

ING LIFE INSURANCE AND ANNUITY COMPANY

Statements of Changes in Net Assets

For the Years Ended December 31, 2013 and 2012

(Dollars in thousands)

	ING PIMCO Total Return Portfolio - Initial Class	ING PIMCO Total Return Portfolio - Service Class	ING Pioneer High Yield Portfolio - Initial Class	ING Pioneer High Yield Portfolio - Service Class
Net assets at January 1, 2012	$ 78	$ 232,928	$ 19,191	$ 393

Increase (decrease) in net assets
Operations:
Net investment income (loss)	8	5,206	1,085	21
Total realized gain (loss) on investments
and capital gains distributions	2	28	533	9
Net unrealized appreciation (depreciation)
of investments	1	11,038	1,311	29
Net increase (decrease) in net assets resulting from	11	16,272	2,929	59
operations
Changes from principal transactions:
Total unit transactions	233	6,766	1,256	14
Increase (decrease) in net assets derived from
principal transactions	233	6,766	1,256	14
Total increase (decrease) in net assets	244	23,038	4,185	73
Net assets at December 31, 2012	322	255,966	23,376	466

Increase (decrease) in net assets
Operations:
Net investment income (loss)	15	5,470	1,156	21
Total realized gain (loss) on investments
and capital gains distributions	4	4,096	661	5
Net unrealized appreciation (depreciation)
of investments	(27)	(16,754)	1,202	31
Net increase (decrease) in net assets resulting from	(8)	(7,188)	3,019	57
operations
Changes from principal transactions:
Total unit transactions	824	(47,551)	9,523	175
Increase (decrease) in net assets derived from
principal transactions	824	(47,551)	9,523	175
Total increase (decrease) in net assets	816	(54,739)	12,542	232
Net assets at December 31, 2013	$ 1,138	$ 201,227	$ 35,918	$ 698

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

ING LIFE INSURANCE AND ANNUITY COMPANY

Statements of Changes in Net Assets

For the Years Ended December 31, 2013 and 2012

(Dollars in thousands)

	ING Solution 2015 Portfolio - Adviser Class	ING Solution 2015 Portfolio - Initial Class	ING Solution 2015 Portfolio - Service Class	ING Solution 2015 Portfolio - Service 2 Class
Net assets at January 1, 2012	$ 805	$ -	$ 60,328	$ 13,912

Increase (decrease) in net assets
Operations:
Net investment income (loss)	30	(2)	2,171	394
Total realized gain (loss) on investments
and capital gains distributions	1	-	(890)	197
Net unrealized appreciation (depreciation)
of investments	55	27	5,170	648
Net increase (decrease) in net assets resulting from	86	25	6,451	1,239
operations
Changes from principal transactions:
Total unit transactions	(17)	1,251	399	(4,569)
Increase (decrease) in net assets derived from
principal transactions	(17)	1,251	399	(4,569)
Total increase (decrease) in net assets	69	1,276	6,850	(3,330)
Net assets at December 31, 2012	874	1,276	67,178	10,582

Increase (decrease) in net assets
Operations:
Net investment income (loss)	24	50	1,611	250
Total realized gain (loss) on investments
and capital gains distributions	2	15	427	188
Net unrealized appreciation (depreciation)
of investments	48	71	3,313	377
Net increase (decrease) in net assets resulting from	74	136	5,351	815
operations
Changes from principal transactions:
Total unit transactions	(29)	354	(4,826)	(1,253)
Increase (decrease) in net assets derived from
principal transactions	(29)	354	(4,826)	(1,253)
Total increase (decrease) in net assets	45	490	525	(438)
Net assets at December 31, 2013	$ 919	$ 1,766	$ 67,703	$ 10,144

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

ING LIFE INSURANCE AND ANNUITY COMPANY

Statements of Changes in Net Assets

For the Years Ended December 31, 2013 and 2012

(Dollars in thousands)

	ING Solution 2025 Portfolio - Adviser Class	ING Solution 2025 Portfolio - Initial Class	ING Solution 2025 Portfolio - Service Class	ING Solution 2025 Portfolio - Service 2 Class
Net assets at January 1, 2012	$ 387	$ -	$ 92,206	$ 19,675

Increase (decrease) in net assets
Operations:
Net investment income (loss)	9	(1)	1,933	307
Total realized gain (loss) on investments
and capital gains distributions	2	-	(958)	332
Net unrealized appreciation (depreciation)
of investments	39	16	10,876	1,291
Net increase (decrease) in net assets resulting from	50	15	11,851	1,930
operations
Changes from principal transactions:
Total unit transactions	(10)	506	6,443	(6,006)
Increase (decrease) in net assets derived from
principal transactions	(10)	506	6,443	(6,006)
Total increase (decrease) in net assets	40	521	18,294	(4,076)
Net assets at December 31, 2012	427	521	110,500	15,599

Increase (decrease) in net assets
Operations:
Net investment income (loss)	7	14	1,767	225
Total realized gain (loss) on investments
and capital gains distributions	7	3	(266)	655
Net unrealized appreciation (depreciation)
of investments	54	81	16,037	1,280
Net increase (decrease) in net assets resulting from	68	98	17,538	2,160
operations
Changes from principal transactions:
Total unit transactions	13	169	3,388	(2,715)
Increase (decrease) in net assets derived from
principal transactions	13	169	3,388	(2,715)
Total increase (decrease) in net assets	81	267	20,926	(555)
Net assets at December 31, 2013	$ 508	$ 788	$ 131,426	$ 15,044

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

ING LIFE INSURANCE AND ANNUITY COMPANY

Statements of Changes in Net Assets

For the Years Ended December 31, 2013 and 2012

(Dollars in thousands)

	ING Solution 2035 Portfolio - Adviser Class	ING Solution 2035 Portfolio - Initial Class	ING Solution 2035 Portfolio - Service Class	ING Solution 2035 Portfolio - Service 2 Class
Net assets at January 1, 2012	$ 338	$ -	$ 76,467	$ 16,464

Increase (decrease) in net assets
Operations:
Net investment income (loss)	5	(2)	1,170	214
Total realized gain (loss) on investments
and capital gains distributions	12	-	(899)	237
Net unrealized appreciation (depreciation)
of investments	27	49	11,044	1,505
Net increase (decrease) in net assets resulting from	44	47	11,315	1,956
operations
Changes from principal transactions:
Total unit transactions	(116)	1,252	9,167	(3,265)
Increase (decrease) in net assets derived from
principal transactions	(116)	1,252	9,167	(3,265)
Total increase (decrease) in net assets	(72)	1,299	20,482	(1,309)
Net assets at December 31, 2012	266	1,299	96,949	15,155

Increase (decrease) in net assets
Operations:
Net investment income (loss)	2	25	1,226	142
Total realized gain (loss) on investments
and capital gains distributions	19	2	(2)	968
Net unrealized appreciation (depreciation)
of investments	23	255	18,458	1,442
Net increase (decrease) in net assets resulting from	44	282	19,682	2,552
operations
Changes from principal transactions:
Total unit transactions	(95)	202	6,441	(3,919)
Increase (decrease) in net assets derived from
principal transactions	(95)	202	6,441	(3,919)
Total increase (decrease) in net assets	(51)	484	26,123	(1,367)
Net assets at December 31, 2013	$ 215	$ 1,783	$ 123,072	$ 13,788

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

ING LIFE INSURANCE AND ANNUITY COMPANY

Statements of Changes in Net Assets

For the Years Ended December 31, 2013 and 2012

(Dollars in thousands)

	ING Solution 2045 Portfolio - Adviser Class	ING Solution 2045 Portfolio - Initial Class	ING Solution 2045 Portfolio - Service Class	ING Solution 2045 Portfolio - Service 2 Class
Net assets at January 1, 2012	$ 115	$ -	$ 55,372	$ 13,383

Increase (decrease) in net assets
Operations:
Net investment income (loss)	2	(1)	646	127
Total realized gain (loss) on investments
and capital gains distributions	-	6	(726)	141
Net unrealized appreciation (depreciation)
of investments	14	29	8,414	1,211
Net increase (decrease) in net assets resulting from	16	34	8,334	1,479
operations
Changes from principal transactions:
Total unit transactions	(14)	769	6,371	(3,316)
Increase (decrease) in net assets derived from
principal transactions	(14)	769	6,371	(3,316)
Total increase (decrease) in net assets	2	803	14,705	(1,837)
Net assets at December 31, 2012	117	803	70,077	11,546

Increase (decrease) in net assets
Operations:
Net investment income (loss)	2	16	706	71
Total realized gain (loss) on investments
and capital gains distributions	7	7	234	1,431
Net unrealized appreciation (depreciation)
of investments	15	205	15,565	510
Net increase (decrease) in net assets resulting from	24	228	16,505	2,012
operations
Changes from principal transactions:
Total unit transactions	(33)	282	4,116	(5,341)
Increase (decrease) in net assets derived from
principal transactions	(33)	282	4,116	(5,341)
Total increase (decrease) in net assets	(9)	510	20,621	(3,329)
Net assets at December 31, 2013	$ 108	$ 1,313	$ 90,698	$ 8,217

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

ING LIFE INSURANCE AND ANNUITY COMPANY

Statements of Changes in Net Assets

For the Years Ended December 31, 2013 and 2012

(Dollars in thousands)

	ING Solution 2055 Portfolio - Initial Class	ING Solution 2055 Portfolio - Service Class	ING Solution 2055 Portfolio - Service 2 Class	ING Solution Balanced Portfolio - Service Class
Net assets at January 1, 2012	$ -	$ 1,414	$ 259	$ 1,775

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	5	1	15
Total realized gain (loss) on investments
and capital gains distributions	-	21	4	76
Net unrealized appreciation (depreciation)
of investments	-	267	32	145
Net increase (decrease) in net assets resulting from	-	293	37	236
operations
Changes from principal transactions:
Total unit transactions	124	1,677	142	262
Increase (decrease) in net assets derived from
principal transactions	124	1,677	142	262
Total increase (decrease) in net assets	124	1,970	179	498
Net assets at December 31, 2012	124	3,384	438	2,273

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1	23	2	36
Total realized gain (loss) on investments
and capital gains distributions	2	366	68	139
Net unrealized appreciation (depreciation)
of investments	26	705	45	201
Net increase (decrease) in net assets resulting from	29	1,094	115	376
operations
Changes from principal transactions:
Total unit transactions	2	2,994	130	853
Increase (decrease) in net assets derived from
principal transactions	2	2,994	130	853
Total increase (decrease) in net assets	31	4,088	245	1,229
Net assets at December 31, 2013	$ 155	$ 7,472	$ 683	$ 3,502

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

ING LIFE INSURANCE AND ANNUITY COMPANY

Statements of Changes in Net Assets

For the Years Ended December 31, 2013 and 2012

(Dollars in thousands)

	ING Solution Income Portfolio - Adviser Class	ING Solution Income Portfolio - Initial Class	ING Solution Income Portfolio - Service Class	ING Solution Income Portfolio - Service 2 Class
Net assets at January 1, 2012	$ 303	$ -	$ 13,757	$ 2,646

Increase (decrease) in net assets
Operations:
Net investment income (loss)	10	(3)	577	90
Total realized gain (loss) on investments
and capital gains distributions	4	-	489	11
Net unrealized appreciation (depreciation)
of investments	11	33	150	105
Net increase (decrease) in net assets resulting from	25	30	1,216	206
operations
Changes from principal transactions:
Total unit transactions	(71)	1,938	(1,729)	(782)
Increase (decrease) in net assets derived from
principal transactions	(71)	1,938	(1,729)	(782)
Total increase (decrease) in net assets	(46)	1,968	(513)	(576)
Net assets at December 31, 2012	257	1,968	13,244	2,070

Increase (decrease) in net assets
Operations:
Net investment income (loss)	7	68	417	54
Total realized gain (loss) on investments
and capital gains distributions	3	10	197	37
Net unrealized appreciation (depreciation)
of investments	6	67	274	12
Net increase (decrease) in net assets resulting from	16	145	888	103
operations
Changes from principal transactions:
Total unit transactions	(52)	442	987	(778)
Increase (decrease) in net assets derived from
principal transactions	(52)	442	987	(778)
Total increase (decrease) in net assets	(36)	587	1,875	(675)
Net assets at December 31, 2013	$ 221	$ 2,555	$ 15,119	$ 1,395

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

ING LIFE INSURANCE AND ANNUITY COMPANY

Statements of Changes in Net Assets

For the Years Ended December 31, 2013 and 2012

(Dollars in thousands)

	ING Solution Moderately Conservative Portfolio - Service Class	ING T. Rowe Price Diversified Mid Cap Growth Portfolio - Adviser Class	ING T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class	ING T. Rowe Price Diversified Mid Cap Growth Portfolio - Service Class
Net assets at January 1, 2012	$ 3,018	$ 409	$ 309,528	$ 580

Increase (decrease) in net assets
Operations:
Net investment income (loss)	31	(2)	(1,673)	(3)
Total realized gain (loss) on investments
and capital gains distributions	198	39	32,433	139
Net unrealized appreciation (depreciation)
of investments	110	24	14,326	(59)
Net increase (decrease) in net assets resulting from	339	61	45,086	77
operations
Changes from principal transactions:
Total unit transactions	213	(5)	(30,311)	(71)
Increase (decrease) in net assets derived from
principal transactions	213	(5)	(30,311)	(71)
Total increase (decrease) in net assets	552	56	14,775	6
Net assets at December 31, 2012	3,570	465	324,303	586

Increase (decrease) in net assets
Operations:
Net investment income (loss)	78	(1)	(2,669)	(4)
Total realized gain (loss) on investments
and capital gains distributions	226	86	16,710	38
Net unrealized appreciation (depreciation)
of investments	42	46	90,956	172
Net increase (decrease) in net assets resulting from	346	131	104,997	206
operations
Changes from principal transactions:
Total unit transactions	984	(207)	(36,037)	67
Increase (decrease) in net assets derived from
principal transactions	984	(207)	(36,037)	67
Total increase (decrease) in net assets	1,330	(76)	68,960	273
Net assets at December 31, 2013	$ 4,900	$ 389	$ 393,263	$ 859

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

ING LIFE INSURANCE AND ANNUITY COMPANY

Statements of Changes in Net Assets

For the Years Ended December 31, 2013 and 2012

(Dollars in thousands)

	ING T. Rowe Price Growth Equity Portfolio - Adviser Class	ING T. Rowe Price Growth Equity Portfolio - Initial Class	ING T. Rowe Price Growth Equity Portfolio - Service Class	ING Templeton Foreign Equity Portfolio - Adviser Class
Net assets at January 1, 2012	$ 1,139	$ 208,716	$ 2,053	$ 457

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(4)	(1,885)	(15)	4
Total realized gain (loss) on investments
and capital gains distributions	9	7,978	14	2
Net unrealized appreciation (depreciation)
of investments	195	30,684	377	78
Net increase (decrease) in net assets resulting from	200	36,777	376	84
operations
Changes from principal transactions:
Total unit transactions	(115)	2,158	300	21
Increase (decrease) in net assets derived from
principal transactions	(115)	2,158	300	21
Total increase (decrease) in net assets	85	38,935	676	105
Net assets at December 31, 2012	1,224	247,651	2,729	562

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(5)	(2,539)	(18)	4
Total realized gain (loss) on investments
and capital gains distributions	51	15,644	159	33
Net unrealized appreciation (depreciation)
of investments	402	79,037	951	57
Net increase (decrease) in net assets resulting from	448	92,142	1,092	94
operations
Changes from principal transactions:
Total unit transactions	(111)	(13,754)	74	(117)
Increase (decrease) in net assets derived from
principal transactions	(111)	(13,754)	74	(117)
Total increase (decrease) in net assets	337	78,388	1,166	(23)
Net assets at December 31, 2013	$ 1,561	$ 326,039	$ 3,895	$ 539

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

ING LIFE INSURANCE AND ANNUITY COMPANY

Statements of Changes in Net Assets

For the Years Ended December 31, 2013 and 2012

(Dollars in thousands)

	ING Templeton Foreign Equity Portfolio - Initial Class	ING Templeton Foreign Equity Portfolio - Service Class	ING UBS U.S. Large Cap Equity Portfolio - Adviser Class	ING UBS U.S. Large Cap Equity Portfolio - Initial Class
Net assets at January 1, 2012	$ 77,991	$ 86	$ 82	$ 66,888

Increase (decrease) in net assets
Operations:
Net investment income (loss)	597	3	-	(84)
Total realized gain (loss) on investments
and capital gains distributions	(4,040)	3	2	798
Net unrealized appreciation (depreciation)
of investments	20,041	34	8	7,245
Net increase (decrease) in net assets resulting from	16,598	40	10	7,959
operations
Changes from principal transactions:
Total unit transactions	9,664	158	(17)	(7,160)
Increase (decrease) in net assets derived from
principal transactions	9,664	158	(17)	(7,160)
Total increase (decrease) in net assets	26,262	198	(7)	799
Net assets at December 31, 2012	104,253	284	75	67,687

Increase (decrease) in net assets
Operations:
Net investment income (loss)	537	3	-	153
Total realized gain (loss) on investments
and capital gains distributions	(1,177)	7	23	16,354
Net unrealized appreciation (depreciation)
of investments	19,663	49	(15)	(9,707)
Net increase (decrease) in net assets resulting from	19,023	59	8	6,800
operations
Changes from principal transactions:
Total unit transactions	(8,404)	19	(83)	(74,487)
Increase (decrease) in net assets derived from
principal transactions	(8,404)	19	(83)	(74,487)
Total increase (decrease) in net assets	10,619	78	(75)	(67,687)
Net assets at December 31, 2013	$ 114,872	$ 362	$ -	$ -

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

ING LIFE INSURANCE AND ANNUITY COMPANY

Statements of Changes in Net Assets

For the Years Ended December 31, 2013 and 2012

(Dollars in thousands)

	ING UBS U.S. Large Cap Equity Portfolio - Service Class	ING Core Equity Research Fund - Class A	ING Strategic Allocation Conservative Portfolio - Class I	ING Strategic Allocation Growth Portfolio - Class I
Net assets at January 1, 2012	$ 18	$ 189	$ 31,636	$ 61,425

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	1	562	362
Total realized gain (loss) on investments
and capital gains distributions	-	12	(1,336)	(3,036)
Net unrealized appreciation (depreciation)
of investments	2	18	4,258	10,911
Net increase (decrease) in net assets resulting from	2	31	3,484	8,237
operations
Changes from principal transactions:
Total unit transactions	(3)	(30)	(1,882)	(4,856)
Increase (decrease) in net assets derived from
principal transactions	(3)	(30)	(1,882)	(4,856)
Total increase (decrease) in net assets	(1)	1	1,602	3,381
Net assets at December 31, 2012	17	190	33,238	64,806

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	-	572	513
Total realized gain (loss) on investments
and capital gains distributions	3	26	55	(1,906)
Net unrealized appreciation (depreciation)
of investments	(1)	17	3,067	15,036
Net increase (decrease) in net assets resulting from	2	43	3,694	13,643
operations
Changes from principal transactions:
Total unit transactions	(19)	(71)	638	(2,388)
Increase (decrease) in net assets derived from
principal transactions	(19)	(71)	638	(2,388)
Total increase (decrease) in net assets	(17)	(28)	4,332	11,255
Net assets at December 31, 2013	$ -	$ 162	$ 37,570	$ 76,061

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

ING LIFE INSURANCE AND ANNUITY COMPANY

Statements of Changes in Net Assets

For the Years Ended December 31, 2013 and 2012

(Dollars in thousands)

	ING Strategic Allocation Moderate Portfolio - Class I	ING Growth and Income Portfolio - Class A	ING Growth and Income Portfolio - Class I	ING Growth and Income Portfolio - Class S
Net assets at January 1, 2012	$ 57,881	$ 856	$ 1,044,149	$ 7,254

Increase (decrease) in net assets
Operations:
Net investment income (loss)	706	8	7,511	64
Total realized gain (loss) on investments
and capital gains distributions	(2,528)	36	(33,260)	284
Net unrealized appreciation (depreciation)
of investments	8,901	75	172,583	677
Net increase (decrease) in net assets resulting from	7,079	119	146,834	1,025
operations
Changes from principal transactions:
Total unit transactions	(3,540)	(190)	(122,469)	(2,158)
Increase (decrease) in net assets derived from
principal transactions	(3,540)	(190)	(122,469)	(2,158)
Total increase (decrease) in net assets	3,539	(71)	24,365	(1,133)
Net assets at December 31, 2012	61,420	785	1,068,514	6,121

Increase (decrease) in net assets
Operations:
Net investment income (loss)	778	8	3,035	(7)
Total realized gain (loss) on investments
and capital gains distributions	(1,847)	104	2,547	1,198
Net unrealized appreciation (depreciation)
of investments	10,508	240	318,111	(664)
Net increase (decrease) in net assets resulting from	9,439	352	323,693	527
operations
Changes from principal transactions:
Total unit transactions	(3,578)	461	(1,081)	(6,436)
Increase (decrease) in net assets derived from
principal transactions	(3,578)	461	(1,081)	(6,436)
Total increase (decrease) in net assets	5,861	813	322,612	(5,909)
Net assets at December 31, 2013	$ 67,281	$ 1,598	$ 1,391,126	$ 212

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

ING LIFE INSURANCE AND ANNUITY COMPANY

Statements of Changes in Net Assets

For the Years Ended December 31, 2013 and 2012

(Dollars in thousands)

	ING GET U.S. Core Portfolio - Series 11	ING BlackRock Science and Technology Opportunities Portfolio - Adviser Class	ING BlackRock Science and Technology Opportunities Portfolio - Class I	ING Index Plus LargeCap Portfolio - Class I
Net assets at January 1, 2012	$ 31	$ 2	$ 45,758	$ 262,851

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1	-	(366)	1,649
Total realized gain (loss) on investments
and capital gains distributions	(6)	-	3,843	9,376
Net unrealized appreciation (depreciation)
of investments	6	-	(376)	23,089
Net increase (decrease) in net assets resulting from	1	-	3,101	34,114
operations
Changes from principal transactions:
Total unit transactions	(26)	-	(4,364)	(27,752)
Increase (decrease) in net assets derived from
principal transactions	(26)	-	(4,364)	(27,752)
Total increase (decrease) in net assets	(25)	-	(1,263)	6,362
Net assets at December 31, 2012	6	2	44,495	269,213

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	-	(94)	2,369
Total realized gain (loss) on investments
and capital gains distributions	-	-	5,048	11,741
Net unrealized appreciation (depreciation)
of investments	-	-	(3,069)	67,358
Net increase (decrease) in net assets resulting from	-	-	1,885	81,468
operations
Changes from principal transactions:
Total unit transactions	(6)	(2)	(46,380)	(25,669)
Increase (decrease) in net assets derived from
principal transactions	(6)	(2)	(46,380)	(25,669)
Total increase (decrease) in net assets	(6)	(2)	(44,495)	55,799
Net assets at December 31, 2013	$ -	$ -	$ -	$ 325,012

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

ING LIFE INSURANCE AND ANNUITY COMPANY

Statements of Changes in Net Assets

For the Years Ended December 31, 2013 and 2012

(Dollars in thousands)

	ING Index Plus LargeCap Portfolio - Class S	ING Index Plus MidCap Portfolio - Class I	ING Index Plus MidCap Portfolio - Class S	ING Index Plus SmallCap Portfolio - Class I
Net assets at January 1, 2012	$ 383	$ 280,455	$ 389	$ 110,537

Increase (decrease) in net assets
Operations:
Net investment income (loss)	5	(40)	1	(414)
Total realized gain (loss) on investments
and capital gains distributions	(5)	1,115	36	(1,356)
Net unrealized appreciation (depreciation)
of investments	50	44,220	28	13,761
Net increase (decrease) in net assets resulting from	50	45,295	65	11,991
operations
Changes from principal transactions:
Total unit transactions	(65)	(26,769)	(67)	(12,550)
Increase (decrease) in net assets derived from
principal transactions	(65)	(26,769)	(67)	(12,550)
Total increase (decrease) in net assets	(15)	18,526	(2)	(559)
Net assets at December 31, 2012	368	298,981	387	109,978

Increase (decrease) in net assets
Operations:
Net investment income (loss)	4	763	2	(17)
Total realized gain (loss) on investments
and capital gains distributions	18	6,231	9	1,325
Net unrealized appreciation (depreciation)
of investments	71	89,396	115	43,693
Net increase (decrease) in net assets resulting from	93	96,390	126	45,001
operations
Changes from principal transactions:
Total unit transactions	(126)	(29,488)	(10)	(98)
Increase (decrease) in net assets derived from
principal transactions	(126)	(29,488)	(10)	(98)
Total increase (decrease) in net assets	(33)	66,902	116	44,903
Net assets at December 31, 2013	$ 335	$ 365,883	$ 503	$ 154,881

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

ING LIFE INSURANCE AND ANNUITY COMPANY

Statements of Changes in Net Assets

For the Years Ended December 31, 2013 and 2012

(Dollars in thousands)

	ING Index Plus SmallCap Portfolio - Class S	ING International Index Portfolio - Class I	ING International Index Portfolio - Class S	ING Russell™ Large Cap Growth Index Portfolio - Class I
Net assets at January 1, 2012	$ 181	$ 17,553	$ 7	$ 5,308

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	347	-	4
Total realized gain (loss) on investments
and capital gains distributions	23	39	(1)	296
Net unrealized appreciation (depreciation)
of investments	-	2,629	1	470
Net increase (decrease) in net assets resulting from	22	3,015	-	770
operations
Changes from principal transactions:
Total unit transactions	(27)	24	(2)	2,887
Increase (decrease) in net assets derived from
principal transactions	(27)	24	(2)	2,887
Total increase (decrease) in net assets	(5)	3,039	(2)	3,657
Net assets at December 31, 2012	176	20,592	5	8,965

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	301	-	38
Total realized gain (loss) on investments
and capital gains distributions	8	673	-	735
Net unrealized appreciation (depreciation)
of investments	61	3,396	1	1,983
Net increase (decrease) in net assets resulting from	69	4,370	1	2,756
operations
Changes from principal transactions:
Total unit transactions	(9)	1,752	-	318
Increase (decrease) in net assets derived from
principal transactions	(9)	1,752	-	318
Total increase (decrease) in net assets	60	6,122	1	3,074
Net assets at December 31, 2013	$ 236	$ 26,714	$ 6	$ 12,039

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

ING LIFE INSURANCE AND ANNUITY COMPANY

Statements of Changes in Net Assets

For the Years Ended December 31, 2013 and 2012

(Dollars in thousands)

	ING Russell™ Large Cap Growth Index Portfolio - Class S	ING Russell™ Large Cap Index Portfolio - Class I	ING Russell™ Large Cap Index Portfolio - Class S	ING Russell™ Large Cap Value Index Portfolio - Class I
Net assets at January 1, 2012	$ 581	$ 13,923	$ 9	$ 184

Increase (decrease) in net assets
Operations:
Net investment income (loss)	2	253	-	1
Total realized gain (loss) on investments
and capital gains distributions	37	614	1	3
Net unrealized appreciation (depreciation)
of investments	35	1,409	2	25
Net increase (decrease) in net assets resulting from	74	2,276	3	29
operations
Changes from principal transactions:
Total unit transactions	(70)	7,119	53	42
Increase (decrease) in net assets derived from
principal transactions	(70)	7,119	53	42
Total increase (decrease) in net assets	4	9,395	56	71
Net assets at December 31, 2012	585	23,318	65	255

Increase (decrease) in net assets
Operations:
Net investment income (loss)	6	181	-	1
Total realized gain (loss) on investments
and capital gains distributions	9	1,338	3	62
Net unrealized appreciation (depreciation)
of investments	192	6,588	35	21
Net increase (decrease) in net assets resulting from	207	8,107	38	84
operations
Changes from principal transactions:
Total unit transactions	164	5,925	118	26
Increase (decrease) in net assets derived from
principal transactions	164	5,925	118	26
Total increase (decrease) in net assets	371	14,032	156	110
Net assets at December 31, 2013	$ 956	$ 37,350	$ 221	$ 365

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

ING LIFE INSURANCE AND ANNUITY COMPANY

Statements of Changes in Net Assets

For the Years Ended December 31, 2013 and 2012

(Dollars in thousands)

	ING Russell™ Large Cap Value Index Portfolio - Class S	ING Russell™ Mid Cap Growth Index Portfolio - Class S	ING Russell™ Mid Cap Index Portfolio - Class I	ING Russell™ Small Cap Index Portfolio - Class I
Net assets at January 1, 2012	$ 2,795	$ 5,207	$ 7,784	$ 6,728

Increase (decrease) in net assets
Operations:
Net investment income (loss)	19	(33)	19	(11)
Total realized gain (loss) on investments
and capital gains distributions	34	456	769	579
Net unrealized appreciation (depreciation)
of investments	406	314	1,207	674
Net increase (decrease) in net assets resulting from	459	737	1,995	1,242
operations
Changes from principal transactions:
Total unit transactions	682	(168)	13,601	4,619
Increase (decrease) in net assets derived from
principal transactions	682	(168)	13,601	4,619
Total increase (decrease) in net assets	1,141	569	15,596	5,861
Net assets at December 31, 2012	3,936	5,776	23,380	12,589

Increase (decrease) in net assets
Operations:
Net investment income (loss)	24	(15)	131	71
Total realized gain (loss) on investments
and capital gains distributions	456	541	2,346	1,163
Net unrealized appreciation (depreciation)
of investments	881	1,487	7,141	4,457
Net increase (decrease) in net assets resulting from	1,361	2,013	9,618	5,691
operations
Changes from principal transactions:
Total unit transactions	761	724	11,132	5,481
Increase (decrease) in net assets derived from
principal transactions	761	724	11,132	5,481
Total increase (decrease) in net assets	2,122	2,737	20,750	11,172
Net assets at December 31, 2013	$ 6,058	$ 8,513	$ 44,130	$ 23,761

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

ING LIFE INSURANCE AND ANNUITY COMPANY

Statements of Changes in Net Assets

For the Years Ended December 31, 2013 and 2012

(Dollars in thousands)

	ING Small Company Portfolio - Class I	ING Small Company Portfolio - Class S	ING U.S. Bond Index Portfolio - Class I	ING International Value Portfolio - Class I
Net assets at January 1, 2012	$ 116,910	$ 184	$ 9,456	$ 62,017

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(676)	(1)	143	1,073
Total realized gain (loss) on investments
and capital gains distributions	2,592	11	309	(12,126)
Net unrealized appreciation (depreciation)
of investments	13,370	15	(175)	20,937
Net increase (decrease) in net assets resulting from	15,286	25	277	9,884
operations
Changes from principal transactions:
Total unit transactions	(9,675)	(2)	1,806	(11,947)
Increase (decrease) in net assets derived from
principal transactions	(9,675)	(2)	1,806	(11,947)
Total increase (decrease) in net assets	5,611	23	2,083	(2,063)
Net assets at December 31, 2012	122,521	207	11,539	59,954

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(632)	-	107	1,145
Total realized gain (loss) on investments
and capital gains distributions	11,847	22	(15)	(5,597)
Net unrealized appreciation (depreciation)
of investments	32,065	57	(464)	15,690
Net increase (decrease) in net assets resulting from	43,280	79	(372)	11,238
operations
Changes from principal transactions:
Total unit transactions	(10,174)	13	(1,904)	(8,324)
Increase (decrease) in net assets derived from
principal transactions	(10,174)	13	(1,904)	(8,324)
Total increase (decrease) in net assets	33,106	92	(2,276)	2,914
Net assets at December 31, 2013	$ 155,627	$ 299	$ 9,263	$ 62,868

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

ING LIFE INSURANCE AND ANNUITY COMPANY

Statements of Changes in Net Assets

For the Years Ended December 31, 2013 and 2012

(Dollars in thousands)

	ING International Value Portfolio - Class S	ING MidCap Opportunities Portfolio - Class I	ING MidCap Opportunities Portfolio - Class S	ING SmallCap Opportunities Portfolio - Class I
Net assets at January 1, 2012	$ 210	$ 32,603	$ 2,056	$ 21,998

Increase (decrease) in net assets
Operations:
Net investment income (loss)	4	(163)	(3)	(210)
Total realized gain (loss) on investments
and capital gains distributions	(15)	1,670	273	2,537
Net unrealized appreciation (depreciation)
of investments	49	3,075	(25)	924
Net increase (decrease) in net assets resulting from	38	4,582	245	3,251
operations
Changes from principal transactions:
Total unit transactions	(30)	12,330	(559)	3,495
Increase (decrease) in net assets derived from
principal transactions	(30)	12,330	(559)	3,495
Total increase (decrease) in net assets	8	16,912	(314)	6,746
Net assets at December 31, 2012	218	49,515	1,742	28,744

Increase (decrease) in net assets
Operations:
Net investment income (loss)	4	(850)	(9)	(305)
Total realized gain (loss) on investments
and capital gains distributions	(2)	7,928	360	5,166
Net unrealized appreciation (depreciation)
of investments	38	16,439	67	6,273
Net increase (decrease) in net assets resulting from	40	23,517	418	11,134
operations
Changes from principal transactions:
Total unit transactions	(34)	40,460	(759)	1,697
Increase (decrease) in net assets derived from
principal transactions	(34)	40,460	(759)	1,697
Total increase (decrease) in net assets	6	63,977	(341)	12,831
Net assets at December 31, 2013	$ 224	$ 113,492	$ 1,401	$ 41,575

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

ING LIFE INSURANCE AND ANNUITY COMPANY

Statements of Changes in Net Assets

For the Years Ended December 31, 2013 and 2012

(Dollars in thousands)

	ING SmallCap Opportunities Portfolio - Class S	Janus Aspen Series Balanced Portfolio - Institutional Shares	Janus Aspen Series Enterprise Portfolio - Institutional Shares	Janus Aspen Series Flexible Bond Portfolio - Institutional Shares
Net assets at January 1, 2012	$ 86	$ 151	$ 322	$ 65

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	3	(4)	1
Total realized gain (loss) on investments
and capital gains distributions	14	11	7	4
Net unrealized appreciation (depreciation)
of investments	(1)	5	49	(1)
Net increase (decrease) in net assets resulting from	13	19	52	4
operations
Changes from principal transactions:
Total unit transactions	(19)	4	(9)	(29)
Increase (decrease) in net assets derived from
principal transactions	(19)	4	(9)	(29)
Total increase (decrease) in net assets	(6)	23	43	(25)
Net assets at December 31, 2012	80	174	365	40

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	1	(3)	2
Total realized gain (loss) on investments
and capital gains distributions	10	10	33	1
Net unrealized appreciation (depreciation)
of investments	20	13	53	(2)
Net increase (decrease) in net assets resulting from	30	24	83	1
operations
Changes from principal transactions:
Total unit transactions	(2)	(45)	(122)	(3)
Increase (decrease) in net assets derived from
principal transactions	(2)	(45)	(122)	(3)
Total increase (decrease) in net assets	28	(21)	(39)	(2)
Net assets at December 31, 2013	$ 108	$ 153	$ 326	$ 38

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

ING LIFE INSURANCE AND ANNUITY COMPANY

Statements of Changes in Net Assets

For the Years Ended December 31, 2013 and 2012

(Dollars in thousands)

	Janus Aspen Series Global Research Portfolio - Institutional Shares	Janus Aspen Series Janus Portfolio - Institutional Shares	JPMorgan Government Bond Fund - Select Class	Lazard Emerging Markets Equity Portfolio - Open Shares
Net assets at January 1, 2012	$ 114	$ 57	$ -	$ -

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	(1)	-	-
Total realized gain (loss) on investments
and capital gains distributions	(2)	1	-	-
Net unrealized appreciation (depreciation)
of investments	24	9	-	-
Net increase (decrease) in net assets resulting from	22	9	-	-
operations
Changes from principal transactions:
Total unit transactions	(1)	4	10	-
Increase (decrease) in net assets derived from
principal transactions	(1)	4	10	-
Total increase (decrease) in net assets	21	13	10	-
Net assets at December 31, 2012	135	70	10	-

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	-	5	-
Total realized gain (loss) on investments
and capital gains distributions	1	2	(6)	-
Net unrealized appreciation (depreciation)
of investments	34	17	(15)	-
Net increase (decrease) in net assets resulting from	35	19	(16)	-
operations
Changes from principal transactions:
Total unit transactions	(9)	(11)	248	-
Increase (decrease) in net assets derived from
principal transactions	(9)	(11)	248	-
Total increase (decrease) in net assets	26	8	232	-
Net assets at December 31, 2013	$ 161	$ 78	$ 242	$ -

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

ING LIFE INSURANCE AND ANNUITY COMPANY

Statements of Changes in Net Assets

For the Years Ended December 31, 2013 and 2012

(Dollars in thousands)

	Lazard U.S. Mid Cap Equity Portfolio - Open Shares	LKCM Aquinas Growth Fund	Loomis Sayles Small Cap Value Fund - Retail Class	Lord Abbett Developing Growth Fund - Class A
Net assets at January 1, 2012	$ 3,793	$ 291	$ 7,314	$ 77

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(30)	(3)	(9)	(1)
Total realized gain (loss) on investments
and capital gains distributions	169	3	350	7
Net unrealized appreciation (depreciation)
of investments	13	28	873	1
Net increase (decrease) in net assets resulting from	152	28	1,214	7
operations
Changes from principal transactions:
Total unit transactions	1,104	18	2,030	9
Increase (decrease) in net assets derived from
principal transactions	1,104	18	2,030	9
Total increase (decrease) in net assets	1,256	46	3,244	16
Net assets at December 31, 2012	5,049	337	10,558	93

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(16)	(3)	(123)	(2)
Total realized gain (loss) on investments
and capital gains distributions	296	49	1,824	46
Net unrealized appreciation (depreciation)
of investments	936	40	2,154	36
Net increase (decrease) in net assets resulting from	1,216	86	3,855	80
operations
Changes from principal transactions:
Total unit transactions	(2,343)	(12)	1,178	86
Increase (decrease) in net assets derived from
principal transactions	(2,343)	(12)	1,178	86
Total increase (decrease) in net assets	(1,127)	74	5,033	166
Net assets at December 31, 2013	$ 3,922	$ 411	$ 15,591	$ 259

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

ING LIFE INSURANCE AND ANNUITY COMPANY

Statements of Changes in Net Assets

For the Years Ended December 31, 2013 and 2012

(Dollars in thousands)

	Lord Abbett Core Fixed Income Fund - Class A	Lord Abbett Mid Cap Stock Fund - Class A	Lord Abbett SmallCap Value Fund - Class A	Lord Abbett Fundamental Equity Fund - Class A
Net assets at January 1, 2012	$ 51	$ 1,343	$ 1,138	$ 45

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	(3)	(2)	-
Total realized gain (loss) on investments
and capital gains distributions	1	(9)	46	2
Net unrealized appreciation (depreciation)
of investments	1	178	65	5
Net increase (decrease) in net assets resulting from	2	166	109	7
operations
Changes from principal transactions:
Total unit transactions	6	(549)	(61)	106
Increase (decrease) in net assets derived from
principal transactions	6	(549)	(61)	106
Total increase (decrease) in net assets	8	(383)	48	113
Net assets at December 31, 2012	59	960	1,186	158

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	(4)	(12)	(1)
Total realized gain (loss) on investments
and capital gains distributions	-	151	400	43
Net unrealized appreciation (depreciation)
of investments	(2)	101	(8)	20
Net increase (decrease) in net assets resulting from	(2)	248	380	62
operations
Changes from principal transactions:
Total unit transactions	(11)	(211)	(116)	44
Increase (decrease) in net assets derived from
principal transactions	(11)	(211)	(116)	44
Total increase (decrease) in net assets	(13)	37	264	106
Net assets at December 31, 2013	$ 46	$ 997	$ 1,450	$ 264

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

ING LIFE INSURANCE AND ANNUITY COMPANY

Statements of Changes in Net Assets

For the Years Ended December 31, 2013 and 2012

(Dollars in thousands)

	Lord Abbett Series Fund MidCap Stock Portfolio - Class VC	MainStay Large Cap Growth Fund - Class R3	Massachusetts Investors Growth Stock Fund - Class A	Metropolitan West Total Return Bond Fund - Class M Shares
Net assets at January 1, 2012	$ 90,948	$ -	$ 428	$ -

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(238)	-	2	-
Total realized gain (loss) on investments
and capital gains distributions	(3,166)	(3)	85	-
Net unrealized appreciation (depreciation)
of investments	15,274	7	(24)	-
Net increase (decrease) in net assets resulting from	11,870	4	63	-
operations
Changes from principal transactions:
Total unit transactions	(7,284)	420	227	-
Increase (decrease) in net assets derived from
principal transactions	(7,284)	420	227	-
Total increase (decrease) in net assets	4,586	424	290	-
Net assets at December 31, 2012	95,534	424	718	-

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(537)	-	(1)	15
Total realized gain (loss) on investments
and capital gains distributions	(309)	32	52	19
Net unrealized appreciation (depreciation)
of investments	26,886	127	88	(18)
Net increase (decrease) in net assets resulting from	26,040	159	139	16
operations
Changes from principal transactions:
Total unit transactions	(16,890)	54	(197)	3,474
Increase (decrease) in net assets derived from
principal transactions	(16,890)	54	(197)	3,474
Total increase (decrease) in net assets	9,150	213	(58)	3,490
Net assets at December 31, 2013	$ 104,684	$ 637	$ 660	$ 3,490

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

ING LIFE INSURANCE AND ANNUITY COMPANY

Statements of Changes in Net Assets

For the Years Ended December 31, 2013 and 2012

(Dollars in thousands)

	Neuberger Berman Genesis Fund - Trust Class	Neuberger Berman Socially Responsive Fund - Trust Class	New Perspective Fund - Class R-3	New Perspective Fund - Class R-4
Net assets at January 1, 2012	$ 66	$ 10,377	$ 3,477	$ 67,062

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	(20)	8	291
Total realized gain (loss) on investments
and capital gains distributions	4	1,059	(3)	(375)
Net unrealized appreciation (depreciation)
of investments	4	(143)	415	13,920
Net increase (decrease) in net assets resulting from	7	896	420	13,836
operations
Changes from principal transactions:
Total unit transactions	22	(2,418)	(1,774)	7,115
Increase (decrease) in net assets derived from
principal transactions	22	(2,418)	(1,774)	7,115
Total increase (decrease) in net assets	29	(1,522)	(1,354)	20,951
Net assets at December 31, 2012	95	8,855	2,123	88,013

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	21	3	40
Total realized gain (loss) on investments
and capital gains distributions	13	1,895	349	5,061
Net unrealized appreciation (depreciation)
of investments	32	1,684	177	18,214
Net increase (decrease) in net assets resulting from	45	3,600	529	23,315
operations
Changes from principal transactions:
Total unit transactions	58	1,990	(235)	3,626
Increase (decrease) in net assets derived from
principal transactions	58	1,990	(235)	3,626
Total increase (decrease) in net assets	103	5,590	294	26,941
Net assets at December 31, 2013	$ 198	$ 14,445	$ 2,417	$ 114,954

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

ING LIFE INSURANCE AND ANNUITY COMPANY

Statements of Changes in Net Assets

For the Years Ended December 31, 2013 and 2012

(Dollars in thousands)

	Oppenheimer Capital Appreciation Fund - Class A	Oppenheimer Developing Markets Fund - Class A	Oppenheimer Developing Markets Fund - Class Y	Oppenheimer Gold & Special Minerals Fund - Class A
Net assets at January 1, 2012	$ 400	$ 259,497	$ -	$ 7

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	(1,661)	203	-
Total realized gain (loss) on investments
and capital gains distributions	25	(21,847)	49	(6)
Net unrealized appreciation (depreciation)
of investments	28	71,592	2,872	3
Net increase (decrease) in net assets resulting from	52	48,084	3,124	(3)
operations
Changes from principal transactions:
Total unit transactions	68	(31,769)	32,251	12
Increase (decrease) in net assets derived from
principal transactions	68	(31,769)	32,251	12
Total increase (decrease) in net assets	120	16,315	35,375	9
Net assets at December 31, 2012	520	275,812	35,375	16

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(2)	(2,576)	6	-
Total realized gain (loss) on investments
and capital gains distributions	111	(2,983)	684	(3)
Net unrealized appreciation (depreciation)
of investments	(49)	24,650	2,350	(7)
Net increase (decrease) in net assets resulting from	60	19,091	3,040	(10)
operations
Changes from principal transactions:
Total unit transactions	(474)	(14,722)	709	9
Increase (decrease) in net assets derived from
principal transactions	(474)	(14,722)	709	9
Total increase (decrease) in net assets	(414)	4,369	3,749	(1)
Net assets at December 31, 2013	$ 106	$ 280,181	$ 39,124	$ 15

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

ING LIFE INSURANCE AND ANNUITY COMPANY

Statements of Changes in Net Assets

For the Years Ended December 31, 2013 and 2012

(Dollars in thousands)

	Oppenheimer International Bond Fund - Class A	Oppenheimer Discovery Mid Cap Growth Fund/VA	Oppenheimer Global Fund/VA	Oppenheimer Global Strategic Income Fund/VA
Net assets at January 1, 2012	$ 134	$ 11	$ 207	$ 106

Increase (decrease) in net assets
Operations:
Net investment income (loss)	4	(1)	3	5
Total realized gain (loss) on investments
and capital gains distributions	-	-	(6)	2
Net unrealized appreciation (depreciation)
of investments	9	4	43	5
Net increase (decrease) in net assets resulting from	13	3	40	12
operations
Changes from principal transactions:
Total unit transactions	(19)	27	(21)	(9)
Increase (decrease) in net assets derived from
principal transactions	(19)	27	(21)	(9)
Total increase (decrease) in net assets	(6)	30	19	3
Net assets at December 31, 2012	128	41	226	109

Increase (decrease) in net assets
Operations:
Net investment income (loss)	4	(1)	1	4
Total realized gain (loss) on investments
and capital gains distributions	(2)	2	1	1
Net unrealized appreciation (depreciation)
of investments	(9)	12	55	(6)
Net increase (decrease) in net assets resulting from	(7)	13	57	(1)
operations
Changes from principal transactions:
Total unit transactions	20	(8)	(22)	(9)
Increase (decrease) in net assets derived from
principal transactions	20	(8)	(22)	(9)
Total increase (decrease) in net assets	13	5	35	(10)
Net assets at December 31, 2013	$ 141	$ 46	$ 261	$ 99

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

ING LIFE INSURANCE AND ANNUITY COMPANY

Statements of Changes in Net Assets

For the Years Ended December 31, 2013 and 2012

(Dollars in thousands)

	Oppenheimer Main Street Fund®/VA	Oppenheimer Main Street Small Cap Fund®/VA	Parnassus Equity Income Fund - Investor Shares	Pax World Balanced Fund - Individual Investor Class
Net assets at January 1, 2012	$ 65	$ 9,234	$ 42	$ 47,486

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	(39)	9	262
Total realized gain (loss) on investments
and capital gains distributions	-	139	8	(503)
Net unrealized appreciation (depreciation)
of investments	10	1,450	(4)	4,925
Net increase (decrease) in net assets resulting from	10	1,550	13	4,684
operations
Changes from principal transactions:
Total unit transactions	(8)	61	567	(5,864)
Increase (decrease) in net assets derived from
principal transactions	(8)	61	567	(5,864)
Total increase (decrease) in net assets	2	1,611	580	(1,180)
Net assets at December 31, 2012	67	10,845	622	46,306

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	(12)	29	(103)
Total realized gain (loss) on investments
and capital gains distributions	2	1,172	413	5,289
Net unrealized appreciation (depreciation)
of investments	17	4,192	414	1,581
Net increase (decrease) in net assets resulting from	19	5,352	856	6,767
operations
Changes from principal transactions:
Total unit transactions	(9)	7,302	5,911	(3,659)
Increase (decrease) in net assets derived from
principal transactions	(9)	7,302	5,911	(3,659)
Total increase (decrease) in net assets	10	12,654	6,767	3,108
Net assets at December 31, 2013	$ 77	$ 23,499	$ 7,389	$ 49,414

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

ING LIFE INSURANCE AND ANNUITY COMPANY

Statements of Changes in Net Assets

For the Years Ended December 31, 2013 and 2012

(Dollars in thousands)

	PIMCO Real Return Portfolio - Administrative Class	Pioneer Equity Income Fund - Class Y	Pioneer High Yield Fund - Class A	Pioneer Strategic Income Fund - Class A
Net assets at January 1, 2012	$ 201,912	$ -	$ 4,359	$ 248

Increase (decrease) in net assets
Operations:
Net investment income (loss)	446	15	137	28
Total realized gain (loss) on investments
and capital gains distributions	15,002	-	575	-
Net unrealized appreciation (depreciation)
of investments	1,463	3	(286)	27
Net increase (decrease) in net assets resulting from	16,911	18	426	55
operations
Changes from principal transactions:
Total unit transactions	41,244	1,081	(2,607)	1,216
Increase (decrease) in net assets derived from
principal transactions	41,244	1,081	(2,607)	1,216
Total increase (decrease) in net assets	58,155	1,099	(2,181)	1,271
Net assets at December 31, 2012	260,067	1,099	2,178	1,519

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1,082	53	87	52
Total realized gain (loss) on investments
and capital gains distributions	8,483	180	171	32
Net unrealized appreciation (depreciation)
of investments	(31,921)	441	(28)	(71)
Net increase (decrease) in net assets resulting from	(22,356)	674	230	13
operations
Changes from principal transactions:
Total unit transactions	(88,953)	2,778	(442)	(175)
Increase (decrease) in net assets derived from
principal transactions	(88,953)	2,778	(442)	(175)
Total increase (decrease) in net assets	(111,309)	3,452	(212)	(162)
Net assets at December 31, 2013	$ 148,758	$ 4,551	$ 1,966	$ 1,357

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

ING LIFE INSURANCE AND ANNUITY COMPANY

Statements of Changes in Net Assets

For the Years Ended December 31, 2013 and 2012

(Dollars in thousands)

	Pioneer Emerging Markets VCT Portfolio - Class I	Pioneer High Yield VCT Portfolio - Class I	Columbia Diversified Equity Income Fund - Class K	Royce Total Return Fund - K Class
Net assets at January 1, 2012	$ 17,672	$ 23,415	$ 5,931	$ -

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(64)	2,156	95	-
Total realized gain (loss) on investments
and capital gains distributions	2,052	(361)	277	-
Net unrealized appreciation (depreciation)
of investments	(248)	1,737	479	-
Net increase (decrease) in net assets resulting from	1,740	3,532	851	-
operations
Changes from principal transactions:
Total unit transactions	(3,511)	791	486	1
Increase (decrease) in net assets derived from
principal transactions	(3,511)	791	486	1
Total increase (decrease) in net assets	(1,771)	4,323	1,337	1
Net assets at December 31, 2012	15,901	27,738	7,268	1

Increase (decrease) in net assets
Operations:
Net investment income (loss)	38	1,292	59	-
Total realized gain (loss) on investments
and capital gains distributions	340	1,754	503	-
Net unrealized appreciation (depreciation)
of investments	(913)	39	1,655	-
Net increase (decrease) in net assets resulting from	(535)	3,085	2,217	-
operations
Changes from principal transactions:
Total unit transactions	(2,429)	87	161	1
Increase (decrease) in net assets derived from
principal transactions	(2,429)	87	161	1
Total increase (decrease) in net assets	(2,964)	3,172	2,378	1
Net assets at December 31, 2013	$ 12,937	$ 30,910	$ 9,646	$ 2

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

ING LIFE INSURANCE AND ANNUITY COMPANY

Statements of Changes in Net Assets

For the Years Ended December 31, 2013 and 2012

(Dollars in thousands)

	SMALLCAP World Fund® - Class R-4	T. Rowe Price Mid-Cap Value Fund - R Class	T. Rowe Price Value Fund - Advisor Class	Templeton Foreign Fund - Class A
Net assets at January 1, 2012	$ 6,672	$ 625	$ 173	$ 1,088

Increase (decrease) in net assets
Operations:
Net investment income (loss)	37	1	1	17
Total realized gain (loss) on investments
and capital gains distributions	365	40	10	76
Net unrealized appreciation (depreciation)
of investments	1,034	74	21	81
Net increase (decrease) in net assets resulting from	1,436	115	32	174
operations
Changes from principal transactions:
Total unit transactions	(166)	37	21	(88)
Increase (decrease) in net assets derived from
principal transactions	(166)	37	21	(88)
Total increase (decrease) in net assets	1,270	152	53	86
Net assets at December 31, 2012	7,942	777	226	1,174

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(101)	(3)	-	14
Total realized gain (loss) on investments
and capital gains distributions	940	120	49	165
Net unrealized appreciation (depreciation)
of investments	1,605	115	30	171
Net increase (decrease) in net assets resulting from	2,444	232	79	350
operations
Changes from principal transactions:
Total unit transactions	1,758	(81)	(20)	296
Increase (decrease) in net assets derived from
principal transactions	1,758	(81)	(20)	296
Total increase (decrease) in net assets	4,202	151	59	646
Net assets at December 31, 2013	$ 12,144	$ 928	$ 285	$ 1,820

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

ING LIFE INSURANCE AND ANNUITY COMPANY

Statements of Changes in Net Assets

For the Years Ended December 31, 2013 and 2012

(Dollars in thousands)

	Templeton Global Bond Fund - Advisor Class	Templeton Global Bond Fund - Class A	Thornburg International Value Fund - Class R4	USAA Precious Metals and Minerals Fund - Adviser Shares
Net assets at January 1, 2012	$ -	$ 209,387	$ 55	$ 4,823

Increase (decrease) in net assets
Operations:
Net investment income (loss)	970	10,420	1	(62)
Total realized gain (loss) on investments
and capital gains distributions	477	9,019	(4)	(1,220)
Net unrealized appreciation (depreciation)
of investments	655	9,438	10	252
Net increase (decrease) in net assets resulting from	2,102	28,877	7	(1,030)
operations
Changes from principal transactions:
Total unit transactions	34,933	(33,766)	(28)	4,288
Increase (decrease) in net assets derived from
principal transactions	34,933	(33,766)	(28)	4,288
Total increase (decrease) in net assets	37,035	(4,889)	(21)	3,258
Net assets at December 31, 2012	37,035	204,498	34	8,081

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1,504	6,215	-	(64)
Total realized gain (loss) on investments
and capital gains distributions	5	1,853	-	(2,926)
Net unrealized appreciation (depreciation)
of investments	(907)	(5,834)	6	(1,813)
Net increase (decrease) in net assets resulting from	602	2,234	6	(4,803)
operations
Changes from principal transactions:
Total unit transactions	2,243	(6,007)	6	3,471
Increase (decrease) in net assets derived from
principal transactions	2,243	(6,007)	6	3,471
Total increase (decrease) in net assets	2,845	(3,773)	12	(1,332)
Net assets at December 31, 2013	$ 39,880	$ 200,725	$ 46	$ 6,749

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

ING LIFE INSURANCE AND ANNUITY COMPANY

Statements of Changes in Net Assets

For the Years Ended December 31, 2013 and 2012

(Dollars in thousands)

	Diversified Value Portfolio	Equity Income Portfolio	Small Company Growth Portfolio	Victory Small Company Opportunity Fund - Class R
Net assets at January 1, 2012	$ 82	$ 351	$ 92	$ 1

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1	5	-	-
Total realized gain (loss) on investments
and capital gains distributions	(2)	(1)	19	1
Net unrealized appreciation (depreciation)
of investments	13	42	(11)	-
Net increase (decrease) in net assets resulting from	12	46	8	1
operations
Changes from principal transactions:
Total unit transactions	(7)	49	(75)	11
Increase (decrease) in net assets derived from
principal transactions	(7)	49	(75)	11
Total increase (decrease) in net assets	5	95	(67)	12
Net assets at December 31, 2012	87	446	25	13

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1	8	-	-
Total realized gain (loss) on investments
and capital gains distributions	-	87	9	1
Net unrealized appreciation (depreciation)
of investments	23	(2)	2	3
Net increase (decrease) in net assets resulting from	24	93	11	4
operations
Changes from principal transactions:
Total unit transactions	(4)	(294)	(13)	3
Increase (decrease) in net assets derived from
principal transactions	(4)	(294)	(13)	3
Total increase (decrease) in net assets	20	(201)	(2)	7
Net assets at December 31, 2013	$ 107	$ 245	$ 23	$ 20

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

ING LIFE INSURANCE AND ANNUITY COMPANY

Statements of Changes in Net Assets

For the Years Ended December 31, 2013 and 2012

(Dollars in thousands)

	Wanger International	Wanger Select	Wanger USA	Washington Mutual Investors Fund - Class R-3
Net assets at January 1, 2012	$ 24,628	$ 78,376	$ 40,134	$ 4,465

Increase (decrease) in net assets
Operations:
Net investment income (loss)	149	(338)	(239)	60
Total realized gain (loss) on investments
and capital gains distributions	3,305	(987)	2,050	(160)
Net unrealized appreciation (depreciation)
of investments	1,857	14,495	6,347	595
Net increase (decrease) in net assets resulting from	5,311	13,170	8,158	495
operations
Changes from principal transactions:
Total unit transactions	3,619	(9,239)	7,921	(579)
Increase (decrease) in net assets derived from
principal transactions	3,619	(9,239)	7,921	(579)
Total increase (decrease) in net assets	8,930	3,931	16,079	(84)
Net assets at December 31, 2012	33,558	82,307	56,213	4,381

Increase (decrease) in net assets
Operations:
Net investment income (loss)	759	(482)	(417)	68
Total realized gain (loss) on investments
and capital gains distributions	3,854	2,493	6,934	394
Net unrealized appreciation (depreciation)
of investments	3,215	23,722	12,172	730
Net increase (decrease) in net assets resulting from	7,828	25,733	18,689	1,192
operations
Changes from principal transactions:
Total unit transactions	4,968	(12,015)	(1,648)	(851)
Increase (decrease) in net assets derived from
principal transactions	4,968	(12,015)	(1,648)	(851)
Total increase (decrease) in net assets	12,796	13,718	17,041	341
Net assets at December 31, 2013	$ 46,354	$ 96,025	$ 73,254	$ 4,722

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

ING LIFE INSURANCE AND ANNUITY COMPANY

Statements of Changes in Net Assets

For the Years Ended December 31, 2013 and 2012

(Dollars in thousands)

	Washington Mutual Investors Fund - Class R-4	Wells Fargo Advantage Small Cap Value Fund - Class A	Wells Fargo Advantage Special Small Cap Value Fund - Class A
Net assets at January 1, 2012	$ 87,837	$ 108	$ 89,066

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1,112	-	(973)
Total realized gain (loss) on investments
and capital gains distributions	38	7	(2,595)
Net unrealized appreciation (depreciation)
of investments	8,872	6	14,263
Net increase (decrease) in net assets resulting from	10,022	13	10,695
operations
Changes from principal transactions:
Total unit transactions	(2,903)	14	(5,678)
Increase (decrease) in net assets derived from
principal transactions	(2,903)	14	(5,678)
Total increase (decrease) in net assets	7,119	27	5,017
Net assets at December 31, 2012	94,956	135	94,083

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1,410	(1)	(1,021)
Total realized gain (loss) on investments
and capital gains distributions	3,913	31	7,208
Net unrealized appreciation (depreciation)
of investments	23,143	(12)	26,823
Net increase (decrease) in net assets resulting from	28,466	18	33,010
operations
Changes from principal transactions:
Total unit transactions	(4,853)	(38)	(8,528)
Increase (decrease) in net assets derived from
principal transactions	(4,853)	(38)	(8,528)
Total increase (decrease) in net assets	23,613	(20)	24,482
Net assets at December 31, 2013	$ 118,569	$ 115	$ 118,565

The accompanying notes are an integral part of these financial statements.

variable annuity account c of

ING life insurance and annuity company

Notes to Financial Statements

1.                  Organization

Variable Annuity Account C of ING Life Insurance and Annuity Company (the “Account”) was established by ING Life Insurance and Annuity Company (“ILIAC” or the “Company”) to support the operations of variable annuity contracts (“Contracts”). The Company is an indirect, wholly owned subsidiary of Voya Financial, Inc. (name changed from ING U.S., Inc.) (“Voya Financial”), a holding company domiciled in the State of Delaware.

In 2009, ING announced the anticipated separation of its global banking and insurance businesses, including the divestiture of Voya Financial, which together with its subsidiaries, including the Company, constitutes ING's U.S.-based retirement, investment management, and insurance operations. On May 2, 2013, the common stock of Voya Financial began trading on the New York Stock Exchange under the symbol “VOYA” On May 7, 2013 and May 31, 2013, Voya Financial completed its initial public offering of common stock, including the issuance and sale by Voya Financial of 30,769,230 shares of common stock and the sale by ING Insurance International B.V. (“ING International”), an indirect, wholly owned subsidiary of ING Groep N.V. (“ING”) and previously the sole stockholder of Voya Financial, of 44,201,773 shares of outstanding common stock of Voya Financial (collectively, “the IPO”). On September 30, 2013, ING International transferred all of its shares of Voya Financial common stock to ING.

On October 29, 2013, ING completed a sale of 37,950,000 shares of common stock of Voya Financial in a registered public offering (“Secondary Offering”), reducing ING's ownership of Voya Financial to 57%.

On March 25, 2014, ING completed a sale of 30,475,000 shares of common stock of Voya Financial in a registered public offering. On March 25, 2014, pursuant to the terms of a share repurchase agreement between ING and Voya Financial, Voya Financial acquired 7,255,853 shares of its common stock from ING (the “Direct Share Buyback”) (the offering and the Direct Share Buyback collectively, the “Transactions”). Upon completion of the Transactions, ING’s ownership of Voya Financial was reduced to approximately 43%.

On April 11, 2013, plans to rebrand ING U.S., Inc. as Voya Financial were announced, and in January 2014, additional details regarding the operational and legal work associated with the rebranding were announced. On April 7, 2014, ING U.S., Inc. changed its legal name to Voya Financial, Inc.; and based on current expectations, in May 2014 its Investment Management and Employee Benefits businesses will begin using the Voya Financial brand. In September 2014, Voya Financial’s remaining businesses will begin using the Voya Financial brand and all remaining Voya Financial legal entities that currently have names incorporating the “ING” brand, including the Company, will change their names to reflect the Voya brand. Voya Financial anticipates that the process of changing all marketing materials, operating materials and legal entity names containing the word “ING” or “Lion” to the new brand name will take approximately 24 months.

variable annuity account c of

ING life insurance and annuity company

Notes to Financial Statements

The Account is registered as a unit investment trust with the SEC under the Investment Company Act of 1940, as amended. ILIAC provides for variable accumulation and benefits under the Contracts by crediting annuity considerations to one or more divisions within the Account or the fixed account (an investment option in the Company’s general account), as directed by the contract owners. The portion of the Account’s assets applicable to Contracts will not be charged with liabilities arising out of any other business ILIAC may conduct, but obligations of the Account, including the promise to make benefit payments, are obligations of ILIAC. Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of ILIAC.

At December 31, 2013, the Account had 303 investment divisions (the “Divisions”), 125 of which invest in independently managed mutual funds and 178 of which invest in mutual funds managed by affiliates, either ING Investments, LLC (“IIL”) or Directed Services LLC (“DSL”). The assets in each Division are invested in shares of a designated fund (“Fund”) of various investment trusts (the “Trusts”). Investment Divisions with asset balances at December 31, 2013 and related Trusts are as follows:

variable annuity account c of

ING life insurance and annuity company

Notes to Financial Statements

AIM Growth Series:	American Funds Fundamental Investors:
Invesco Mid Cap Core Equity Fund - Class A	Fundamental Investors - Class R-3
Invesco Small Cap Growth Fund - Class A	Fundamental Investors - Class R-4
AIM International Mutual Funds:	American Mutual Fund®:
Invesco International Growth Fund - Class R5	American Funds American Mutual Fund® -
AIM Investment Funds:	Class R-4
Invesco Endeavor Fund - Class A	Ariel Appreciation Fund - Investor Class
Invesco Global Health Care Fund - Investor Class	Ariel Fund - Investor Class
AIM Sector Funds:	Artisan Funds, Inc.:
Invesco Small Cap Value Fund - Class A	Artisan International Fund - Investor Shares
AIM Variable Insurance Funds:	Aston Funds:
Invesco V.I. American Franchise Fund -	Aston/Fairpointe Mid Cap Fund - Class N
Series I Shares	BlackRock Equity Dividend Fund:
Invesco V.I. Core Equity Fund - Series I Shares	BlackRock Equity Dividend Fund - Investor A
The Alger Funds:	Shares
Alger Capital Appreciation Fund - Class A	BlackRock Mid Cap Value Opportunities Series, Inc.:
The Alger Funds II:	BlackRock Mid Cap Value Opportunities Fund -
Alger Green Fund - Class A	Investor A Shares
AllianceBernstein Growth and Income Fund, Inc.:	Bond Fund of America:
AllianceBernstein Growth and Income Fund, Inc. -	Bond Fund of America - Class R-4
Class A	Calvert Variable Series, Inc.:
AllianceBernstein Variable Products Series Fund, Inc.:	Calvert VP SRI Balanced Portfolio
AllianceBernstein Growth and Income	Capital World Growth & Income Fund:
Portfolio - Class A	Capital World Growth & Income FundSM, Inc. -
Allianz Funds:	Class R-3
AllianzGI NFJ Dividend Value Fund - Class A	Cohen & Steers Realty Shares, Inc.:
AllianzGI NFJ Large-Cap Value Fund -	Cohen & Steers Realty Shares
Institutional Class	Columbia Acorn Trust:
AllianzGI NFJ Small-Cap Value Fund - Class A	ColumbiaSM Acorn Fund® - Class A
Amana Mutual Funds Trust:	ColumbiaSM Acorn Fund® - Class Z
Amana Growth Fund	Columbia Funds Series Trust:
Amana Income Fund	Columbia Mid Cap Value Fund - Class A
American Balanced Fund®, Inc.:	Columbia Mid Cap Value Fund - Class Z
American Balanced Fund® - Class R-3	CRM Mutual Fund Trust:
American Century Government Income Trust:	CRM Mid Cap Value Fund - Investor Shares
American Century Inflation-Adjusted Bond	Delaware Group Adviser Funds:
Fund - Investor Class	Delaware Diversified Income Fund - Class A
American Century Quantitative Equity Funds, Inc.:	Delaware Group Equity Funds V:
American Century Income & Growth Fund - A Class	Delaware Small Cap Value Fund - Class A

variable annuity account c of

ING life insurance and annuity company

Notes to Financial Statements

Dodge & Cox Funds:	ING Investors Trust (continued):
Dodge & Cox International Stock Fund	ING BlackRock Large Cap Growth Portfolio -
Dodge & Cox Stock Fund	Institutional Class
DWS Institutional Funds:	ING BlackRock Large Cap Growth Portfolio -
DWS Equity 500 Index Fund - Class S	Service Class
Eaton Vance Special Investment Trust:	ING BlackRock Large Cap Growth Portfolio -
Eaton Vance Large-Cap Value Fund - Class R	Service 2 Class
EuroPacific Growth Fund®:	ING Clarion Global Real Estate Portfolio -
EuroPacific Growth Fund® - Class R-3	Adviser Class
EuroPacific Growth Fund® - Class R-4	ING Clarion Global Real Estate Portfolio -
Fidelity® Contrafund®:	Institutional Class
Fidelity® Advisor New Insights	ING Clarion Real Estate Portfolio - Adviser Class
Fund - Institutional Class	ING Clarion Real Estate Portfolio -
Fidelity® Variable Insurance Products:	Institutional Class
Fidelity® VIP Equity-Income Portfolio - Initial Class	ING Clarion Real Estate Portfolio - Service Class
Fidelity® VIP Growth Portfolio - Initial Class	ING FMRSM Diversified Mid Cap Portfolio -
Fidelity® VIP High Income Portfolio - Initial Class	Institutional Class
Fidelity® VIP Overseas Portfolio - Initial Class	ING FMRSM Diversified Mid Cap Portfolio - Service
Fidelity® Variable Insurance Products II:	Class
Fidelity® VIP Contrafund® Portfolio - Initial Class	ING FMRSM Diversified Mid Cap Portfolio -
Fidelity® VIP Index 500 Portfolio - Initial Class	Service 2 Class
Fidelity® Variable Insurance Products III:	ING Global Resources Portfolio - Adviser Class
Fidelity® VIP Mid Cap Portfolio - Initial Class	ING Global Resources Portfolio - Institutional Class
Fidelity® Variable Insurance Products V:	ING Global Resources Portfolio - Service Class
Fidelity® VIP Asset Manager Portfolio - Initial Class	ING Invesco Growth and Income Portfolio -
Franklin Mutual Series Fund Inc.:	Institutional Class
Mutual Global Discovery Fund - Class R	ING Invesco Growth and Income Portfolio -
Franklin Strategic Series:	Service Class
Franklin Small-Mid Cap Growth Fund - Class A	ING JPMorgan Emerging Markets Equity Portfolio -
Franklin Templeton Variable Insurance Products Trust:	Adviser Class
Franklin Small Cap Value Securities Fund - Class 2	ING JPMorgan Emerging Markets Equity Portfolio -
Growth Fund of America:	Institutional Class
Growth Fund of America - Class R-3	ING JPMorgan Emerging Markets Equity Portfolio -
Growth Fund of America - Class R-4	Service Class
Hartford Mutual Funds, Inc.:	ING JPMorgan Small Cap Core Equity Portfolio -
The Hartford Capital Appreciation Fund - Class R4	Adviser Class
The Hartford Dividend and Growth Fund - Class R4	ING JPMorgan Small Cap Core Equity Portfolio -
Income Fund of America:	Institutional Class
Income Fund of America - Class R-3	ING JPMorgan Small Cap Core Equity Portfolio -
ING Balanced Portfolio, Inc.:	Service Class
ING Balanced Portfolio - Class I	ING Large Cap Growth Portfolio - Adviser Class
ING Equity Trust:	ING Large Cap Growth Portfolio - Institutional Class
ING Growth Opportunities Fund - Class A	ING Large Cap Growth Portfolio - Service Class
ING Large Cap Value Fund - Class A	ING Large Cap Value Portfolio - Adviser Class
ING MidCap Opportunities Fund - Class A	ING Large Cap Value Portfolio - Institutional Class
ING Real Estate Fund - Class A	ING Large Cap Value Portfolio - Service Class
ING Funds Trust:	ING Limited Maturity Bond Portfolio - Adviser Class
ING GNMA Income Fund - Class A	ING Marsico Growth Portfolio - Institutional Class
ING Intermediate Bond Fund - Class A	ING Marsico Growth Portfolio - Service Class
ING Intermediate Bond Portfolio:	ING MFS Total Return Portfolio - Adviser Class
ING Intermediate Bond Portfolio - Class I	ING MFS Total Return Portfolio - Institutional Class
ING Intermediate Bond Portfolio - Class S	ING MFS Total Return Portfolio - Service Class
ING Investors Trust:	ING MFS Utilities Portfolio - Service Class
ING BlackRock Health Sciences Opportunities	ING Morgan Stanley Global Franchise Portfolio -
Portfolio - Service Class	Adviser Class
ING BlackRock Inflation Protected Bond Portfolio -	ING Multi-Manager Large Cap Core Portfolio -
Adviser Class	Institutional Class

variable annuity account c of

ING life insurance and annuity company

Notes to Financial Statements

ING Investors Trust (continued):	ING Partners, Inc. (continued):
ING Multi-Manager Large Cap Core Portfolio -	ING Index Solution 2035 Portfolio - Service Class
Service Class	ING Index Solution 2035 Portfolio - Service 2 Class
ING PIMCO High Yield Portfolio - Adviser Class	ING Index Solution 2045 Portfolio - Initial Class
ING PIMCO High Yield Portfolio - Institutional Class	ING Index Solution 2045 Portfolio - Service Class
ING PIMCO High Yield Portfolio - Service Class	ING Index Solution 2045 Portfolio - Service 2 Class
ING T. Rowe Price Capital Appreciation Portfolio -	ING Index Solution 2055 Portfolio - Initial Class
Adviser Class	ING Index Solution 2055 Portfolio - Service Class
ING T. Rowe Price Capital Appreciation Portfolio -	ING Index Solution 2055 Portfolio - Service 2 Class
Institutional Class	ING Index Solution Income Portfolio - Initial Class
ING T. Rowe Price Capital Appreciation Portfolio -	ING Index Solution Income Portfolio - Service Class
Service Class	ING Index Solution Income Portfolio - Service 2 Class
ING T. Rowe Price Equity Income Portfolio - Adviser	ING Invesco Comstock Portfolio - Adviser Class
Class	ING Invesco Comstock Portfolio - Service Class
ING T. Rowe Price Equity Income Portfolio - Service	ING Invesco Equity and Income Portfolio - Adviser
Class	Class
ING T. Rowe Price International Stock Portfolio -	ING Invesco Equity and Income Portfolio - Initial
Adviser Class	Class
ING T. Rowe Price International Stock Portfolio -	ING Invesco Equity and Income Portfolio - Service
Service Class	Class
ING Templeton Global Growth Portfolio -	ING JPMorgan Mid Cap Value Portfolio - Adviser
Institutional Class	Class
ING Templeton Global Growth Portfolio - Service	ING JPMorgan Mid Cap Value Portfolio - Initial Class
Class	ING JPMorgan Mid Cap Value Portfolio - Service Class
ING U.S. Stock Index Portfolio - Institutional Class	ING Oppenheimer Global Portfolio - Adviser Class
ING Money Market Portfolio:	ING Oppenheimer Global Portfolio - Initial Class
ING Money Market Portfolio - Class I	ING Oppenheimer Global Portfolio - Service Class
ING Mutual Funds:	ING PIMCO Total Return Portfolio - Adviser Class
ING Global Real Estate Fund - Class A	ING PIMCO Total Return Portfolio - Initial Class
ING International Small Cap Fund - Class A	ING PIMCO Total Return Portfolio - Service Class
ING Partners, Inc.:	ING Pioneer High Yield Portfolio - Initial Class
ING American Century Small-Mid Cap Value	ING Pioneer High Yield Portfolio - Service Class
Portfolio - Adviser Class	ING Solution 2015 Portfolio - Adviser Class
ING American Century Small-Mid Cap Value	ING Solution 2015 Portfolio - Initial Class
Portfolio - Initial Class	ING Solution 2015 Portfolio - Service Class
ING American Century Small-Mid Cap Value	ING Solution 2015 Portfolio - Service 2 Class
Portfolio - Service Class	ING Solution 2025 Portfolio - Adviser Class
ING Baron Growth Portfolio - Adviser Class	ING Solution 2025 Portfolio - Initial Class
ING Baron Growth Portfolio - Service Class	ING Solution 2025 Portfolio - Service Class
ING Columbia Contrarian Core Portfolio - Service	ING Solution 2025 Portfolio - Service 2 Class
Class	ING Solution 2035 Portfolio - Adviser Class
ING Columbia Small Cap Value II Portfolio - Adviser	ING Solution 2035 Portfolio - Initial Class
Class	ING Solution 2035 Portfolio - Service Class
ING Columbia Small Cap Value II Portfolio - Service	ING Solution 2035 Portfolio - Service 2 Class
Class	ING Solution 2045 Portfolio - Adviser Class
ING Fidelity® VIP Mid Cap Portfolio - Service Class	ING Solution 2045 Portfolio - Initial Class
ING Global Bond Portfolio - Adviser Class	ING Solution 2045 Portfolio - Service Class
ING Global Bond Portfolio - Initial Class	ING Solution 2045 Portfolio - Service 2 Class
ING Global Bond Portfolio - Service Class	ING Solution 2055 Portfolio - Initial Class
ING Index Solution 2015 Portfolio - Initial Class	ING Solution 2055 Portfolio - Service Class
ING Index Solution 2015 Portfolio - Service Class	ING Solution 2055 Portfolio - Service 2 Class
ING Index Solution 2015 Portfolio - Service 2 Class	ING Solution Balanced Portfolio - Service Class
ING Index Solution 2025 Portfolio - Initial Class	ING Solution Income Portfolio - Adviser Class
ING Index Solution 2025 Portfolio - Service Class	ING Solution Income Portfolio - Initial Class
ING Index Solution 2025 Portfolio - Service 2 Class	ING Solution Income Portfolio - Service Class
ING Index Solution 2035 Portfolio - Initial Class	ING Solution Income Portfolio - Service 2 Class

variable annuity account c of

ING life insurance and annuity company

Notes to Financial Statements

ING Investors Trust (continued):	ING Variable Products Trust:
ING Solution Moderately Conservative	ING International Value Portfolio - Class I
Portfolio - Service Class	ING International Value Portfolio - Class S
ING T. Rowe Price Diversified Mid Cap Growth	ING MidCap Opportunities Portfolio - Class I
Portfolio -Adviser Class	ING MidCap Opportunities Portfolio - Class S
ING T. Rowe Price Diversified Mid Cap Growth	ING SmallCap Opportunities Portfolio - Class I
Portfolio - Initial Class	ING SmallCap Opportunities Portfolio - Class S
ING T. Rowe Price Diversified Mid Cap Growth	Janus Aspen Series:
Portfolio - Service Class	Janus Aspen Series Balanced Portfolio -
ING T. Rowe Price Growth Equity Portfolio -	Institutional Shares
Adviser Class	Janus Aspen Series Enterprise Portfolio -
ING T. Rowe Price Growth Equity Portfolio - Initial	Institutional Shares
Class	Janus Aspen Series Flexible Bond Portfolio -
ING T. Rowe Price Growth Equity Portfolio - Service	Institutional Shares Institutional Shares
Class	Janus Aspen Series Global Research Portfolio -
ING Templeton Foreign Equity Portfolio - Adviser	Institutional Shares
Class	Janus Aspen Series Janus Portfolio - Institutional
ING Templeton Foreign Equity Portfolio - Initial Class	Shares
ING Templeton Foreign Equity Portfolio - Service	JPMorgan Trust II:
Class	JPMorgan Government Bond Fund - Select Class
ING Series Fund, Inc.:	Lazard Funds, Inc.:
ING Core Equity Research Fund - Class A	Lazard Emerging Markets Equity Portfolio - Open
ING Strategic Allocation Portfolios, Inc.:	Shares
ING Strategic Allocation Conservative Portfolio -	Lazard U.S. Mid Cap Equity Portfolio - Open Shares
Class I	LKCM Funds:
ING Strategic Allocation Growth Portfolio - Class I	LKCM Aquinas Growth Fund
ING Strategic Allocation Moderate Portfolio - Class I	Loomis Sayles Funds I:
ING Variable Funds:	Loomis Sayles Small Cap Value Fund - Retail Class
ING Growth and Income Portfolio - Class A	Lord Abbett Developing Growth Fund, Inc.:
ING Growth and Income Portfolio - Class S	Lord Abbett Developing Growth Fund - Class A
ING Variable Portfolios, Inc.:	Lord Abbett Investment Trust:
ING Index Plus LargeCap Portfolio - Class I	Lord Abbett Core Fixed Income Fund - Class A
ING Index Plus LargeCap Portfolio - Class S	Lord Abbett Mid Cap Stock Fund, Inc.:
ING Index Plus MidCap Portfolio - Class I	Lord Abbett Mid Cap Stock Fund - Class A
ING Index Plus MidCap Portfolio - Class S	Lord Abbett Research Fund, Inc.:
ING Index Plus SmallCap Portfolio - Class I	Lord Abbett SmallCap Value Fund - Class A
ING Index Plus SmallCap Portfolio - Class S	Lord Abbett Securities Trust:
ING International Index Portfolio - Class I	Lord Abbett Fundamental Equity Fund - Class A
ING International Index Portfolio - Class S	Lord Abbett Series Fund, Inc.:
ING Russell™ Large Cap Growth Index Portfolio -	Lord Abbett Series Fund MidCap Stock Portfolio -
Class I	Class VC
ING Russell™ Large Cap Growth Index Portfolio -	MainStay Funds:
Class S	MainStay Large Cap Growth Fund - Class R3
ING Russell™ Large Cap Index Portfolio - Class I	Massachusetts Investors Growth Stock Fund:
ING Russell™ Large Cap Index Portfolio - Class S	Massachusetts Investors Growth Stock Fund - Class A
ING Russell™ Large Cap Value Index Portfolio -	Metropolitan West Funds:
Class I	Metropolitan West Total Return Bond Fund -
ING Russell™ Large Cap Value Index Portfolio -	Class M Shares
Class S	Neuberger Berman Equity Funds®:
ING Russell™ Mid Cap Growth Index Portfolio -	Neuberger Berman Genesis Fund - Trust Class
Class S	Neuberger Berman Socially Responsive Fund -
ING Russell™ Mid Cap Index Portfolio - Class I	Trust Class
ING Russell™ Small Cap Index Portfolio - Class I	New Perspective Fund:
ING Small Company Portfolio - Class I	New Perspective Fund - Class R-3
ING Small Company Portfolio - Class S

ING U.S. Bond Index Portfolio - Class I

New Perspective Fund (continued):	The Royce Fund:
New Perspective Fund - Class R-4	Royce Total Return Fund - K Class
Oppenheimer Capital Appreciation Fund:	SmallCap World Fund, Inc.:
Oppenheimer Capital Appreciation Fund - Class A	SMALLCAP World Fund® - Class R-4
Oppenheimer Developing Markets Fund:	T. Rowe Price Mid-Cap Value Fund, Inc.:
Oppenheimer Developing Markets Fund - Class A	T. Rowe Price Mid-Cap Value Fund - R Class
Oppenheimer Developing Markets Fund - Class Y	T. Rowe Price Value Fund, Inc.:
Oppenheimer Gold & Special Minerals Fund:	T. Rowe Price Value Fund - Advisor Class
Oppenheimer Gold & Special Minerals Fund - Class A	Templeton Funds, Inc.:
Oppenheimer International Bond Fund:	Templeton Foreign Fund - Class A
Oppenheimer International Bond Fund - Class A	Templeton Income Trust:
Oppenheimer Variable Account Funds:	Templeton Global Bond Fund - Advisor class
Oppenheimer Discovery Mid Cap Growth Fund/VA	Templeton Global Bond Fund - Class A
Oppenheimer Global Fund/VA	Thornburg Investment Trust:
Oppenheimer Global Strategic Income Fund/VA	Thornburg International Value Fund - Class R4
Oppenheimer Main Street Fund®/VA	USAA Investment Trust:
Oppenheimer Main Street Small Cap Fund®/VA	USAA Precious Metals and Minerals Fund -
Parnassus Income Funds:	Adviser Shares
Parnassus Equity Income Fund - Investor Shares	Vanguard® Variable Insurance Fund:
Pax World Funds Series Trust I:	Diversified Value Portfolio
Pax World Balanced Fund - Individual Investor Class	Equity Income Portfolio
PIMCO Variable Insurance Trust:	Small Company Growth Portfolio
PIMCO Real Return Portfolio - Administrative Class	The Victory Portfolios:
Pioneer Equity Income Fund:	Victory Small Company Opportunity Fund - Class R
Pioneer Equity Income Fund - Class Y	Wanger Advisors Trust:
Pioneer High Yield Fund:	Wanger International
Pioneer High Yield Fund - Class A	Wanger Select
Pioneer Strategic Income Fund:	Wanger USA
Pioneer Strategic Income Fund - Class A	Washington Mutual Investors Fund:
Pioneer Variable Contracts Trust:	Washington Mutual Investors Fund - Class R-3
Pioneer Emerging Markets VCT Portfolio - Class I	Washington Mutual Investors Fund - Class R-4
Pioneer High Yield VCT Portfolio - Class I	Wells Fargo Funds Trust:
RiverSource® Investment Series, Inc.:	Wells Fargo Advantage Small Cap Value Fund -
Columbia Diversified Equity Income Fund - Class K	Class A
Wells Fargo Advantage Special Small Cap Value
Fund - Class A

The names of certain Trusts and Divisions were changed during 2013.  The following is a summary of current and former names for those Trusts and Divisions:

Current Name	Former Name
AIM Variable Insurance Funds:	Van Kampen Equity Trust II:
Invesco V.I. American Franchise Fund -	Invesco Van Kampen American Franchise Fund -
Series I Shares	Class I Shares
Allianz Funds:	Allianz Funds:
AllianzGI NFJ Dividend Value Fund - Class A	Allianz NFJ Dividend Value Fund - Class A
AllianzGI NFJ Large-Cap Value Fund - Institutional Class	Allianz NFJ Large-Cap Value Fund - Institutional Class
AllianzGI NFJ Small-Cap Value Fund - Class A	Allianz NFJ Small-Cap Value Fund - Class A
ING Investors Trust:	ING Investors Trust:
ING Invesco Growth and Income Portfolio -	ING Invesco Van Kampen Growth and Income Portfolio -
Institutional Class	Institutional Class
ING Invesco Growth and Income Portfolio -	ING Invesco Van Kampen Growth and Income
Service Class	Portfolio - Service Class
ING Multi-Manager Large Cap Core	ING Pioneer Fund Portfolio - Institutional
Portfolio - Institutional Class	Class
ING Multi-Manager Large Cap Core Portfolio - Service Class	ING Pioneer Fund Portfolio - Service Class

variable annuity account c of

ING life insurance and annuity company

Notes to Financial Statements

Former Name
Current Name ING Partners, Inc.:	Former Name ING Partners, Inc.:
ING Columbia Contrarian Core Portfolio - Service Class	ING Davis New York Venture Portfolio - Service Class
ING Invesco Comstock Portfolio - Adviser Class	ING Invesco Van Kampen Comstock Portfolio - Adviser Class
ING Invesco Comstock Portfolio - Service Class	ING Invesco Van Kampen Comstock Portfolio - Service Class
ING Invesco Equity and Income Portfolio -	ING Invesco Van Kampen Equity and Income
Adviser Class	Portfolio - Adviser Class
ING Invesco Equity and Income Portfolio -	ING Invesco Van Kampen Equity and Income
Initial Class	Portfolio - Initial Class
ING Invesco Equity and Income Portfolio -	ING Invesco Van Kampen Equity and Income
Service Class	Portfolio - Service Class
ING Solution Balanced Portfolio -	ING Solution Growth Portfolio -
Service Class	Service Class
ING Solution Moderately Conservative Portfolio -	ING Solution Moderate Portfolio -
Service Class	Service Class
Janus Aspen Series:	Janus Aspen Series:
Janus Aspen Series Global Research Portfolio -	Janus Aspen Series Worldwide Portfolio -
Institutional Shares	Institutional Shares
Oppenheimer Variable Account Funds:	Oppenheimer Variable Account Funds:
Oppenheimer Discovery Mid Cap Growth Fund/VA	Oppenheimer Small- & Mid-Cap Growth Fund/VA
Oppenheimer Global Fund/VA	Oppenheimer Global Securities Fund/VA
Oppenheimer Main Street Small Cap Fund®/VA	Oppenheimer Main Street Small- & Mid-Cap Fund®/VA
RiverSource® Investment Series, Inc.:	RiverSource® Investment Series, Inc.:
Columbia Diversified Equity Income Fund - Class K	Columbia Diversified Equity Income Fund - Class R4

During 2013, the following Divisions were closed to contract owners:

ING Equity Trust:
ING Value Choice Fund - Class A
ING Investors Trust:
ING Pioneer Mid Cap Value Portfolio - Adviser Class
ING Pioneer Mid Cap Value Portfolio - Institutional Class
ING Pioneer Mid Cap Value Portfolio - Service Class
ING Partners, Inc.:
ING Growth and Income Core Portfolio - Adviser Class
ING Growth and Income Core Portfolio - Initial Class
ING UBS U.S. Large Cap Equity Portfolio - Adviser Class ING UBS U.S. Large Cap Equity Portfolio - Initial Class
ING UBS U.S. Large Cap Equity Portfolio - Service Class
ING Variable Insurance Trust:
ING GET U.S. Core Portfolio - Series 11
ING Variable Portfolios, Inc.:
ING BlackRock Science and Technology Opportunities Portfolio - Adviser Class
ING BlackRock Science and Technology Opportunities Portfolio - Class I

variable annuity account c of

ING life insurance and annuity company

Notes to Financial Statements

2.                  Significant Accounting Policies

The following is a summary of the significant accounting policies of the Account:

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes.  Actual results could differ from reported results using those estimates.

Investments

Investments are made in shares of a Division and are recorded at fair value, determined by the net asset value per share of the respective Division. Investment transactions in each Division are recorded on the trade date. Distributions of net investment income and capital gains from each Division are recognized on the ex-distribution date. Realized gains and losses on redemptions of the shares of the Division are determined on a first-in, first-out basis. The difference between cost and current fair value of investments owned on the day of measurement is recorded as unrealized appreciation or depreciation of investments.

Federal Income Taxes

Operations of the Account form a part of, and are taxed with, the total operations of ILIAC, which is taxed as a life insurance company under the Internal Revenue Code (“IRC”).  Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited to contract owners.  Accordingly, earnings and realized capital gains of the Account attributable to the contract owners are excluded in the determination of the federal income tax liability of ILIAC, and no charge is being made to the Account for federal income taxes for these amounts.  The Company will review this tax accounting in the event of changes in the tax law. Such changes in the law may result in a charge for federal income taxes.

Contract Owner Reserves

The annuity reserves of the Account are represented by net assets on the Statements of Assets and Liabilities and are equal to the aggregate account values of the contract owners invested in the Account Divisions.  Net assets allocated to contracts in the payout period are computed according to the industry standard mortality tables. The assumed investment return is elected by the annuitant and may vary from 3.5% to 5.0%. The mortality risk is fully borne by the Company.  To the extent that benefits to be paid to the variable annuity account c of

ING life insurance and annuity company

Notes to Financial Statements

contract owners exceed their account values, ILIAC will contribute additional funds to the benefit proceeds.  Conversely, if amounts allocated exceed amounts required, transfers may be made to ILIAC. Prior to the annuity date, the Contracts are redeemable for the net cash surrender value of the Contracts.

Changes from Principal Transactions

Included in Changes from principal transactions on the Statements of Changes in Net Assets are items which relate to contract owner activity, including deposits, surrenders and withdrawals, death benefits, and contract charges.  Also included are transfers between the fixed account and the Divisions, transfers between Divisions, and transfers to (from) ILIAC related to gains and losses resulting from actual mortality experience (the full responsibility for which is assumed by ILIAC).  Any net unsettled transactions as of the reporting date are included in Payable to related parties on the Statements of Assets and Liabilities.

Future Adoption of Accounting Pronouncements

In June 2013, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2013-08, “Financial Services-Investment Companies (Accounting Standards Codification (“ASC”) Topic 946):  Amendments to the Scope, Measurement, and Disclosure Requirements” (“ASU 2013-08”), which provides comprehensive guidance for assessing whether an entity is an investment company and requires an investment company to measure noncontrolling ownership interests in other investment companies at fair value.  ASU 2013-08 also requires an entity to disclose that it is an investment company and any changes to that status, as well as information about financial support provided or required to be provided to investees.

The provisions of ASU 2013-08 are effective for interim and annual reporting periods in years beginning after December 15, 2013, and should be applied prospectively for entities that are investment companies upon the effective date of the amendments. The Account is currently in the process of assessing the requirements of ASU 2013-08, but does not expect ASU 2013-08 to have an impact on its net assets or results of operations.

Subsequent Events

The Account has evaluated subsequent events for recognition and disclosure through the date the financial statements as of December 31, 2013 and for the years ended December 31, 2013 and 2012, were issued.

3.                  Financial Instruments

The Account invests assets in shares of open-end mutual funds and funds of funds, which process orders to purchase and redeem shares on a daily basis at the fund's next computed variable annuity account c of

ING life insurance and annuity company

Notes to Financial Statements

net asset values (“NAV”). The fair value of the Account’s assets is based on the NAVs of mutual funds, which are obtained from the custodian and reflect the fair values of the mutual fund investments. The NAV is calculated daily upon close of the New York Stock Exchange and is based on the fair values of the underlying securities.

The Account’s financial assets are recorded at fair value on the Statements of Assets and Liabilities and are categorized as Level 1 as of December 31, 2013 based on the priority of the inputs to the valuation technique below. There were no transfers among the levels for the year ended December 31, 2013. The Account had no financial liabilities as of December 31, 2013.

The Account categorizes its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.

▪    Level 1 - Unadjusted quoted prices for identical assets or liabilities in an active market. The Account defines an active market as a market in which transactions take place with sufficient frequency and volume to provide pricing information on an ongoing basis.

▪    Level 2 - Quoted prices in markets that are not active or inputs that are observable either directly or indirectly for substantially the full term of the asset or liability.  Level 2 inputs include the following:

a)            Quoted prices for similar assets or liabilities in active markets;

b)            Quoted prices for identical or similar assets or liabilities in non-active markets;

c)            Inputs other than quoted market prices that are observable; and

d)           Inputs that are derived principally from or corroborated by observable market data through correlation or other means.

▪    Level 3 - Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement.  These valuations, whether derived internally or obtained from a third party, use critical assumptions that are not widely available to estimate market participant expectations in valuing the asset or liability.

4.                  Charges and Fees

Under the terms of the Contracts, certain charges and fees are incurred by the Contracts to cover ILIAC’s expenses in connection with the issuance and administration of the Contracts. Following is a summary of these charges and fees:

variable annuity account c of

ING life insurance and annuity company

Notes to Financial Statements

Mortality and Expense Risk Charges

ILIAC assumes mortality and expense risks related to the operations of the Account and, in accordance with the terms of the Contracts, deducts a daily charge from the assets of the Account.  Daily charges are deducted at annual rates of up to 1.75% of the average daily net asset value of each Division of the Account to cover these risks, as specified in the Contracts.  These charges are assessed through a reduction in unit values.

Asset Based Administrative Charges

A charge to cover administrative expenses of the Account is deducted at an annual rate of 0.15% of the assets attributable to the Contracts.  These charges are assessed through the redemption of units.

Contract Maintenance Charges

An annual Contract maintenance fee of up to $50 may be deducted from the accumulation value of Contracts to cover ongoing administrative expenses, as specified in the Contract.  These charges are assessed through the redemption of units.

Contingent Deferred Sales Charges

For certain Contracts, a contingent deferred sales charge (“Surrender Charge”) is imposed as a percentage that ranges up to 8.5% of each premium payment if the Contract is surrendered or an excess partial withdrawal is taken, as specified in the Contract.  These charges are assessed through the redemption of units.

Other Contract Charges

Certain Contracts contain optional riders that are available for an additional charge, such as minimum guaranteed income benefits and minimum guaranteed withdraw benefits. The amounts charged for these optional benefits vary based on a number of factors and are defined in the Contracts.

These charges are assessed through either a reduction in unit values or the redemption of units.

Fees Waived by ILIAC

Certain charges and fees for various types of Contracts may be waived by ILIAC.  ILIAC reserves the right to discontinue these waivers at its discretion or to conform with changes in the law.

5.                  Related Party Transactions

During the year ended December 31, 2013, management fees were paid to DSL, an affiliate of the Company, in its capacity as investment adviser to ING Investors Trust and ING Partners, Inc. The Trusts’ advisory agreements provided for fees at annual rates up to 1.25% of the average net assets of each respective Fund.

Management fees were also paid to IIL, an affiliate of the Company, in its capacity as investment adviser to the ING Balanced Portfolio, Inc., ING Equity Trust, ING Funds Trust, ING Intermediate Bond Portfolio, ING Money Market Portfolio, ING Mutual Funds, ING Series Fund, Inc., ING Strategic Allocation Portfolios, Inc., ING Variable Funds, ING Variable Insurance Trust, ING Variable Portfolios, Inc., and ING Variable Products Trust. The Trusts’ advisory agreements provided for fees at annual rates ranging from 0.11% to 0.98% of the average net assets of each respective Fund.

variable annuity account c of

ING life insurance and annuity company

Notes to Financial Statements

6.                  Purchases and Sales of Investment Securities

The aggregate cost of purchases and proceeds from sales of investments for the year ended December 31, 2013 follow:

	Purchases	Sales
	(Dollars in thousands)
AIM Growth Series:
Invesco Mid Cap Core Equity Fund - Class A	$ 1,074	$ 1,916
Invesco Small Cap Growth Fund - Class A	8	4
AIM International Mutual Funds:
Invesco International Growth Fund - Class R5	180	13
AIM Investment Funds:
Invesco Endeavor Fund - Class A	39	21
Invesco Global Health Care Fund - Investor Class	124	74
AIM Sector Funds:
Invesco Small Cap Value Fund - Class A	127	7
AIM Variable Insurance Funds:
Invesco V.I. American Franchise Fund - Series I Shares	1,980	3,134
Invesco V.I. Core Equity Fund - Series I Shares	1,901	5,586
The Alger Funds:
Alger Capital Appreciation Fund - Class A	117	15
The Alger Funds II:
Alger Green Fund - Class A	2,270	847
AllianceBernstein Growth and Income Fund, Inc.:
AllianceBernstein Growth and Income Fund, Inc. - Class A	22	93
AllianceBernstein Variable Products Series Fund, Inc.:
AllianceBernstein Growth and Income Portfolio - Class A	185	140
Allianz Funds:
AllianzGI NFJ Dividend Value Fund - Class A	15	27
AllianzGI NFJ Large-Cap Value Fund - Institutional Class	1	21
AllianzGI NFJ Small-Cap Value Fund - Class A	141	27
Amana Mutual Funds Trust:
Amana Growth Fund	5,349	7,424
Amana Income Fund	11,990	6,506
American Balanced Fund®, Inc.:
American Balanced Fund® - Class R-3	912	504
American Century Government Income Trust:
American Century Inflation-Adjusted Bond Fund - Investor Class	4,650	20,858
American Century Quantitative Equity Funds, Inc.:
American Century Income & Growth Fund - A Class	2,054	997
American Funds Fundamental Investors:
Fundamental Investors - Class R-3	588	243
Fundamental Investors - Class R-4	8,229	4,794
American Mutual Fund®:
American Funds American Mutual Fund® - Class R-4	804	33
Ariel Investment Trust:
Ariel Appreciation Fund - Investor Class	189	580
Ariel Fund - Investor Class	7,714	2,893

variable annuity account c of

ING life insurance and annuity company

Notes to Financial Statements

	Purchases	Sales
	(Dollars in thousands)
Artisan Funds, Inc.:
Artisan International Fund - Investor Shares	$ 5,184	$ 1,526
Aston Funds:
Aston/Fairpointe Mid Cap Fund - Class N	23,036	2,074
BlackRock Equity Dividend Fund:
BlackRock Equity Dividend Fund - Investor A Shares	285	107
BlackRock Mid Cap Value Opportunities Series, Inc.:
BlackRock Mid Cap Value Opportunities Fund - Investor A Shares	8,239	4,724
Bond Fund of America:
Bond Fund of America - Class R-4	1,498	2,758
Calvert Variable Series, Inc.:
Calvert VP SRI Balanced Portfolio	8,507	5,209
Capital World Growth & Income Fund:
Capital World Growth & Income FundSM, Inc. - Class R-3	128	72
Cohen & Steers Realty Shares, Inc.:
Cohen & Steers Realty Shares	2,299	1,897
Columbia Acorn Trust:
ColumbiaSM Acorn Fund® - Class A	16	17
ColumbiaSM Acorn Fund® - Class Z	6	-
Columbia Funds Series Trust:
Columbia Mid Cap Value Fund - Class A	2,414	1,455
Columbia Mid Cap Value Fund - Class Z	-	-
CRM Mutual Fund Trust:
CRM Mid Cap Value Fund - Investor Shares	67	18
Delaware Group Adviser Funds:
Delaware Diversified Income Fund - Class A	1,977	809
Delaware Group Equity Funds V:
Delaware Small Cap Value Fund - Class A	110	7
Dodge & Cox Funds:
Dodge & Cox International Stock Fund	127	34
Dodge & Cox Stock Fund	112	33
DWS Institutional Funds:
DWS Equity 500 Index Fund - Class S	79	44
Eaton Vance Special Investment Trust:
Eaton Vance Large-Cap Value Fund - Class R	57	49
EuroPacific Growth Fund®:
EuroPacific Growth Fund® - Class R-3	825	2,360
EuroPacific Growth Fund® - Class R-4	16,349	20,839
Fidelity® Contrafund®:
Fidelity® Advisor New Insights Fund - Institutional Class	306	124
Fidelity® Variable Insurance Products:
Fidelity® VIP Equity-Income Portfolio - Initial Class	35,546	38,910
Fidelity® VIP Growth Portfolio - Initial Class	5,151	31,702
Fidelity® VIP High Income Portfolio - Initial Class	3,127	3,942
Fidelity® VIP Overseas Portfolio - Initial Class	4,345	5,437
Fidelity® Variable Insurance Products II:
Fidelity® VIP Contrafund® Portfolio - Initial Class	36,158	115,868
Fidelity® VIP Index 500 Portfolio - Initial Class	12,460	8,101

variable annuity account c of

ING life insurance and annuity company

Notes to Financial Statements

	Purchases	Sales
	(Dollars in thousands)
Fidelity® Variable Insurance Products III:
Fidelity® VIP Mid Cap Portfolio - Initial Class	$ 6,170	$ 3,006
Fidelity® Variable Insurance Products V:
Fidelity® VIP Asset Manager Portfolio - Initial Class	1,652	3,910
Franklin Mutual Series Fund Inc.:
Mutual Global Discovery Fund - Class R	521	733
Franklin Strategic Series:
Franklin Small-Mid Cap Growth Fund - Class A	209	126
Franklin Templeton Variable Insurance Products Trust:
Franklin Small Cap Value Securities Fund - Class 2	14,720	16,350
Growth Fund of America:
Growth Fund of America - Class R-3	2,508	2,040
Growth Fund of America - Class R-4	34,388	29,321
Hartford Mutual Funds, Inc.:
The Hartford Capital Appreciation Fund - Class R4	188	410
The Hartford Dividend And Growth Fund - Class R4	163	491
Income Fund of America:
Income Fund of America - Class R-3	372	255
ING Balanced Portfolio, Inc.:
ING Balanced Portfolio - Class I	10,849	40,429
ING Equity Trust:
ING Growth Opportunities Fund - Class A	30	2
ING Large Cap Value Fund - Class A	6	-
ING MidCap Opportunities Fund - Class A	2	1
ING Real Estate Fund - Class A	290	319
ING Value Choice Fund - Class A	1	5
ING Funds Trust:
ING GNMA Income Fund - Class A	539	957
ING Intermediate Bond Fund - Class A	442	1,572
ING Intermediate Bond Portfolio:
ING Intermediate Bond Portfolio - Class I	23,774	71,292
ING Intermediate Bond Portfolio - Class S	91	264
ING Investors Trust:
ING BlackRock Health Sciences Opportunities Portfolio - Service Class	14,780	2,432
ING BlackRock Inflation Protected Bond Portfolio - Adviser Class	9	30
ING BlackRock Large Cap Growth Portfolio - Institutional Class	4,030	13,551
ING BlackRock Large Cap Growth Portfolio - Service Class	22	324
ING BlackRock Large Cap Growth Portfolio - Service 2 Class	5	55
ING Clarion Global Real Estate Portfolio - Adviser Class	1	1
ING Clarion Global Real Estate Portfolio - Institutional Class	17,810	11,120
ING Clarion Real Estate Portfolio - Adviser Class	1	4
ING Clarion Real Estate Portfolio - Institutional Class	198	604
ING Clarion Real Estate Portfolio - Service Class	4,434	9,031
ING FMRSM Diversified Mid Cap Portfolio - Institutional Class	4,487	5,483
ING FMRSM Diversified Mid Cap Portfolio - Service Class	2,331	7,289
ING FMRSM Diversified Mid Cap Portfolio - Service 2 Class	23	1
ING Global Resources Portfolio - Adviser Class	-	1
ING Global Resources Portfolio - Institutional Class	-	1
ING Global Resources Portfolio - Service Class	5,077	20,816

variable annuity account c of

ING life insurance and annuity company

Notes to Financial Statements

	Purchases	Sales
	(Dollars in thousands)
ING Investors Trust (continued):
ING Invesco Growth and Income Portfolio - Institutional Class	$ 4,223	$ 1,032
ING Invesco Growth and Income Portfolio - Service Class	5,783	3,760
ING JPMorgan Emerging Markets Equity Portfolio - Adviser Class	52	71
ING JPMorgan Emerging Markets Equity Portfolio - Institutional Class	2,704	8,201
ING JPMorgan Emerging Markets Equity Portfolio - Service Class	2,985	6,691
ING JPMorgan Small Cap Core Equity Portfolio - Adviser Class	-	-
ING JPMorgan Small Cap Core Equity Portfolio - Institutional Class	8,273	1,891
ING JPMorgan Small Cap Core Equity Portfolio - Service Class	7,476	1,842
ING Large Cap Growth Portfolio - Adviser Class	3	14
ING Large Cap Growth Portfolio - Institutional Class	22,074	18,323
ING Large Cap Growth Portfolio - Service Class	1,800	441
ING Large Cap Value Portfolio - Adviser Class	27	-
ING Large Cap Value Portfolio - Institutional Class	94,523	35,824
ING Large Cap Value Portfolio - Service Class	570	248
ING Limited Maturity Bond Portfolio - Adviser Class	1	-
ING Marsico Growth Portfolio - Institutional Class	2,452	2,540
ING Marsico Growth Portfolio - Service Class	5	30
ING MFS Total Return Portfolio - Adviser Class	36	312
ING MFS Total Return Portfolio - Institutional Class	5,163	7,169
ING MFS Total Return Portfolio - Service Class	2,518	3,508
ING MFS Utilities Portfolio - Service Class	4,122	5,330
ING Morgan Stanley Global Franchise Portfolio - Adviser Class	4	-
ING Multi-Manager Large Cap Core Portfolio - Institutional Class	2,520	3,386
ING Multi-Manager Large Cap Core Portfolio - Service Class	37	47
ING PIMCO High Yield Portfolio - Adviser Class	14	19
ING PIMCO High Yield Portfolio - Institutional Class	11,556	8,949
ING PIMCO High Yield Portfolio - Service Class	7,086	10,450
ING Pioneer Mid Cap Value Portfolio - Adviser Class	-	27
ING Pioneer Mid Cap Value Portfolio - Institutional Class	1,965	91,375
ING Pioneer Mid Cap Value Portfolio - Service Class	31	474
ING T. Rowe Price Capital Appreciation Portfolio - Adviser Class	149	29
ING T. Rowe Price Capital Appreciation Portfolio - Institutional Class	40,057	9,077
ING T. Rowe Price Capital Appreciation Portfolio - Service Class	79,011	20,317
ING T. Rowe Price Equity Income Portfolio - Adviser Class	88	359
ING T. Rowe Price Equity Income Portfolio - Service Class	8,636	18,127
ING T. Rowe Price International Stock Portfolio - Adviser Class	9	5
ING T. Rowe Price International Stock Portfolio - Service Class	796	1,404
ING Templeton Global Growth Portfolio - Institutional Class	111	334
ING Templeton Global Growth Portfolio - Service Class	2,100	1,479
ING U.S. Stock Index Portfolio - Institutional Class	4,787	835
ING Money Market Portfolio:
ING Money Market Portfolio - Class I	74,189	87,985
ING Mutual Funds:
ING Global Real Estate Fund - Class A	53	12
ING International Small Cap Fund - Class A	105	132

variable annuity account c of

ING life insurance and annuity company

Notes to Financial Statements

	Purchases	Sales
	(Dollars in thousands)
ING Partners, Inc.:
ING American Century Small-Mid Cap Value Portfolio - Adviser Class	$ 8	$ 18
ING American Century Small-Mid Cap Value Portfolio - Initial Class	7,739	1,582
ING American Century Small-Mid Cap Value Portfolio - Service Class	8,526	6,299
ING Baron Growth Portfolio - Adviser Class	114	1,272
ING Baron Growth Portfolio - Service Class	27,689	14,552
ING Columbia Contrarian Core Portfolio - Service Class	1,803	3,062
ING Columbia Small Cap Value II Portfolio - Adviser Class	15	104
ING Columbia Small Cap Value II Portfolio - Service Class	1,971	1,379
ING Fidelity® VIP Mid Cap Portfolio - Service Class	7	1,254
ING Global Bond Portfolio - Adviser Class	43	77
ING Global Bond Portfolio - Initial Class	10,155	35,880
ING Global Bond Portfolio - Service Class	162	415
ING Growth and Income Core Portfolio - Adviser Class	22	692
ING Growth and Income Core Portfolio - Initial Class	860	76,093
ING Index Solution 2015 Portfolio - Initial Class	407	66
ING Index Solution 2015 Portfolio - Service Class	201	445
ING Index Solution 2015 Portfolio - Service 2 Class	252	96
ING Index Solution 2025 Portfolio - Initial Class	692	25
ING Index Solution 2025 Portfolio - Service Class	962	2
ING Index Solution 2025 Portfolio - Service 2 Class	964	118
ING Index Solution 2035 Portfolio - Initial Class	851	37
ING Index Solution 2035 Portfolio - Service Class	294	7
ING Index Solution 2035 Portfolio - Service 2 Class	564	144
ING Index Solution 2045 Portfolio - Initial Class	313	16
ING Index Solution 2045 Portfolio - Service Class	308	4
ING Index Solution 2045 Portfolio - Service 2 Class	448	210
ING Index Solution 2055 Portfolio - Initial Class	120	1
ING Index Solution 2055 Portfolio - Service Class	161	154
ING Index Solution 2055 Portfolio - Service 2 Class	117	22
ING Index Solution Income Portfolio - Initial Class	10	-
ING Index Solution Income Portfolio - Service Class	157	458
ING Index Solution Income Portfolio - Service 2 Class	34	3
ING Invesco Comstock Portfolio - Adviser Class	25	27
ING Invesco Comstock Portfolio - Service Class	10,559	6,520
ING Invesco Equity and Income Portfolio - Adviser Class	40	98
ING Invesco Equity and Income Portfolio - Initial Class	11,345	36,205
ING Invesco Equity and Income Portfolio - Service Class	43	81
ING JPMorgan Mid Cap Value Portfolio - Adviser Class	61	126
ING JPMorgan Mid Cap Value Portfolio - Initial Class	3,836	396
ING JPMorgan Mid Cap Value Portfolio - Service Class	12,975	4,999
ING Oppenheimer Global Portfolio - Adviser Class	45	179
ING Oppenheimer Global Portfolio - Initial Class	16,160	67,839
ING Oppenheimer Global Portfolio - Service Class	161	125
ING PIMCO Total Return Portfolio - Adviser Class	155	698
ING PIMCO Total Return Portfolio - Initial Class	996	153
ING PIMCO Total Return Portfolio - Service Class	21,760	62,269
ING Pioneer High Yield Portfolio - Initial Class	15,017	4,337
ING Pioneer High Yield Portfolio - Service Class	235	40

variable annuity account c of

ING life insurance and annuity company

Notes to Financial Statements

	Purchases	Sales
	(Dollars in thousands)
ING Partners, Inc. (continued):
ING Solution 2015 Portfolio - Adviser Class	$ 27	$ 31
ING Solution 2015 Portfolio - Initial Class	683	279
ING Solution 2015 Portfolio - Service Class	8,689	11,906
ING Solution 2015 Portfolio - Service 2 Class	1,518	2,521
ING Solution 2025 Portfolio - Adviser Class	69	48
ING Solution 2025 Portfolio - Initial Class	222	39
ING Solution 2025 Portfolio - Service Class	16,141	10,987
ING Solution 2025 Portfolio - Service 2 Class	2,110	4,600
ING Solution 2035 Portfolio - Adviser Class	4	96
ING Solution 2035 Portfolio - Initial Class	248	21
ING Solution 2035 Portfolio - Service Class	15,818	8,152
ING Solution 2035 Portfolio - Service 2 Class	1,730	5,508
ING Solution 2045 Portfolio - Adviser Class	2	33
ING Solution 2045 Portfolio - Initial Class	343	45
ING Solution 2045 Portfolio - Service Class	11,557	6,736
ING Solution 2045 Portfolio - Service 2 Class	1,562	6,831
ING Solution 2055 Portfolio - Initial Class	5	-
ING Solution 2055 Portfolio - Service Class	4,237	1,132
ING Solution 2055 Portfolio - Service 2 Class	591	450
ING Solution Balanced Portfolio - Service Class	1,307	350
ING Solution Income Portfolio - Adviser Class	8	52
ING Solution Income Portfolio - Initial Class	747	237
ING Solution Income Portfolio - Service Class	4,347	2,943
ING Solution Income Portfolio - Service 2 Class	286	1,010
ING Solution Moderately Conservative Portfolio - Service Class	1,785	605
ING T. Rowe Price Diversified Mid Cap Growth Portfolio - Adviser Class	23	225
ING T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class	10,789	45,391
ING T. Rowe Price Diversified Mid Cap Growth Portfolio - Service Class	150	77
ING T. Rowe Price Growth Equity Portfolio - Adviser Class	57	173
ING T. Rowe Price Growth Equity Portfolio - Initial Class	15,473	31,766
ING T. Rowe Price Growth Equity Portfolio - Service Class	584	529
ING Templeton Foreign Equity Portfolio - Adviser Class	26	139
ING Templeton Foreign Equity Portfolio - Initial Class	5,064	12,932
ING Templeton Foreign Equity Portfolio - Service Class	62	40
ING UBS U.S. Large Cap Equity Portfolio - Adviser Class	-	83
ING UBS U.S. Large Cap Equity Portfolio - Initial Class	677	75,011
ING UBS U.S. Large Cap Equity Portfolio - Service Class	9	27
ING Series Fund, Inc.:
ING Core Equity Research Fund - Class A	16	87
ING Strategic Allocation Portfolios, Inc.:
ING Strategic Allocation Conservative Portfolio - Class I	6,402	5,192
ING Strategic Allocation Growth Portfolio - Class I	4,808	6,683
ING Strategic Allocation Moderate Portfolio - Class I	4,979	7,778
ING Variable Funds:
ING Growth and Income Portfolio - Class A	714	245
ING Growth and Income Portfolio - Class I	171,173	169,219
ING Growth and Income Portfolio - Class S	132	6,576

variable annuity account c of

ING life insurance and annuity company

Notes to Financial Statements

	Purchases	Sales
	(Dollars in thousands)
ING Variable Insurance Trust:
ING GET U.S. Core Portfolio - Series 11	$ -	$ 6
ING Variable Portfolios, Inc.:
ING BlackRock Science and Technology Opportunities Portfolio - Adviser Class	-	2
ING BlackRock Science and Technology Opportunities Portfolio - Class I	6,153	46,737
ING Index Plus LargeCap Portfolio - Class I	12,105	35,405
ING Index Plus LargeCap Portfolio - Class S	9	132
ING Index Plus MidCap Portfolio - Class I	11,731	40,457
ING Index Plus MidCap Portfolio - Class S	16	23
ING Index Plus SmallCap Portfolio - Class I	13,247	13,362
ING Index Plus SmallCap Portfolio - Class S	8	16
ING International Index Portfolio - Class I	5,707	3,654
ING International Index Portfolio - Class S	-	-
ING Russell™ Large Cap Growth Index Portfolio - Class I	3,234	2,878
ING Russell™ Large Cap Growth Index Portfolio - Class S	211	41
ING Russell™ Large Cap Index Portfolio - Class I	9,303	3,197
ING Russell™ Large Cap Index Portfolio - Class S	130	12
ING Russell™ Large Cap Value Index Portfolio - Class I	313	284
ING Russell™ Large Cap Value Index Portfolio - Class S	2,449	1,629
ING Russell™ Mid Cap Growth Index Portfolio - Class S	2,086	1,377
ING Russell™ Mid Cap Index Portfolio - Class I	15,935	3,733
ING Russell™ Small Cap Index Portfolio - Class I	8,147	2,019
ING Small Company Portfolio - Class I	17,317	17,136
ING Small Company Portfolio - Class S	39	6
ING U.S. Bond Index Portfolio - Class I	2,663	4,351
ING Variable Products Trust:
ING International Value Portfolio - Class I	4,480	11,658
ING International Value Portfolio - Class S	9	39
ING MidCap Opportunities Portfolio - Class I	54,477	12,423
ING MidCap Opportunities Portfolio - Class S	209	934
ING SmallCap Opportunities Portfolio - Class I	10,909	7,454
ING SmallCap Opportunities Portfolio - Class S	19	15
Janus Aspen Series:
Janus Aspen Series Balanced Portfolio - Institutional Shares	19	56
Janus Aspen Series Enterprise Portfolio - Institutional Shares	20	145
Janus Aspen Series Flexible Bond Portfolio - Institutional Shares	4	3
Janus Aspen Series Global Research Portfolio - Institutional Shares	10	19
Janus Aspen Series Janus Portfolio - Institutional Shares	2	14
JPMorgan Trust II:
JPMorgan Government Bond Fund - Select Class	555	301
Lazard Funds, Inc.:
Lazard Emerging Markets Equity Portfolio - Open Shares	-	-
Lazard U.S. Mid Cap Equity Portfolio - Open Shares	334	2,692
LKCM Funds:
LKCM Aquinas Growth Fund	70	50
Loomis Sayles Funds I:
Loomis Sayles Small Cap Value Fund - Retail Class	3,551	1,224
Lord Abbett Developing Growth Fund, Inc.:
Lord Abbett Developing Growth Fund - Class A	144	17

variable annuity account c of

ING life insurance and annuity company

Notes to Financial Statements

	Purchases	Sales
	(Dollars in thousands)
Lord Abbett Investment Trust:
Lord Abbett Core Fixed Income Fund - Class A	$ 7	$ 19
Lord Abbett Mid Cap Stock Fund, Inc.:
Lord Abbett Mid Cap Stock Fund - Class A	93	307
Lord Abbett Research Fund, Inc.:
Lord Abbett SmallCap Value Fund - Class A	459	260
Lord Abbett Securities Trust:
Lord Abbett Fundamental Equity Fund - Class A	115	35
Lord Abbett Series Fund, Inc.:
Lord Abbett Series Fund MidCap Stock Portfolio - Class VC	3,479	20,906
MainStay Funds:
MainStay Large Cap Growth Fund - Class R3	101	17
Massachusetts Investors Growth Stock Fund:
Massachusetts Investors Growth Stock Fund - Class A	192	384
Metropolitan West Funds:
Metropolitan West Total Return Bond Fund - Class M Shares	3,541	32
Neuberger Berman Equity Funds®:
Neuberger Berman Genesis Fund - Trust Class	74	3
Neuberger Berman Socially Responsive Fund - Trust Class	5,462	2,210
New Perspective Fund:
New Perspective Fund - Class R-3	496	618
New Perspective Fund - Class R-4	17,141	8,352
Oppenheimer Capital Appreciation Fund:
Oppenheimer Capital Appreciation Fund - Class A	17	489
Oppenheimer Developing Markets Fund:
Oppenheimer Developing Markets Fund - Class A	14,484	30,467
Oppenheimer Developing Markets Fund - Class Y	5,143	4,240
Oppenheimer Gold & Special Minerals Fund:
Oppenheimer Gold & Special Minerals Fund - Class A	13	4
Oppenheimer International Bond Fund:
Oppenheimer International Bond Fund - Class A	46	22
Oppenheimer Variable Account Funds:
Oppenheimer Discovery Mid Cap Growth Fund/VA	-	9
Oppenheimer Global Fund/VA	11	31
Oppenheimer Global Strategic Income Fund/VA	8	13
Oppenheimer Main Street Fund®/VA	1	10
Oppenheimer Main Street Small Cap Fund®/VA	9,523	2,045
Parnassus Income Funds:
Parnassus Equity Income Fund - Investor Shares	6,832	578
Pax World Funds Series Trust I:
Pax World Balanced Fund - Individual Investor Class	7,868	6,441
PIMCO Variable Insurance Trust:
PIMCO Real Return Portfolio - Administrative Class	10,823	97,471
Pioneer Equity Income Fund:
Pioneer Equity Income Fund - Class Y	3,223	246
Pioneer High Yield Fund:
Pioneer High Yield Fund - Class A	439	727
Pioneer Strategic Income Fund:
Pioneer Strategic Income Fund - Class A	323	427

variable annuity account c of

ING life insurance and annuity company

Notes to Financial Statements

	Purchases	Sales
	(Dollars in thousands)
Pioneer Variable Contracts Trust:
Pioneer Emerging Markets VCT Portfolio - Class I	$ 1,280	$ 3,672
Pioneer High Yield VCT Portfolio - Class I	7,965	4,811
RiverSource® Investment Series, Inc.:
Columbia Diversified Equity Income Fund - Class K	1,891	1,671
The Royce Fund:
Royce Total Return Fund - K Class	1	-
SmallCap World Fund, Inc.:
SMALLCAP World Fund® - Class R-4	4,276	2,045
T. Rowe Price Mid-Cap Value Fund, Inc.:
T. Rowe Price Mid-Cap Value Fund - R Class	180	224
T. Rowe Price Value Fund, Inc.:
T. Rowe Price Value Fund - Advisor Class	78	83
Templeton Funds, Inc.:
Templeton Foreign Fund - Class A	620	247
Templeton Income Trust:
Templeton Global Bond Fund - Advisor Class	11,060	7,304
Templeton Global Bond Fund - Class A	22,018	21,763
Thornburg Investment Trust:
Thornburg International Value Fund - Class R4	8	1
USAA Investment Trust:
USAA Precious Metals and Minerals Fund - Adviser Shares	6,616	3,209
Vanguard® Variable Insurance Fund:
Diversified Value Portfolio	6	9
Equity Income Portfolio	42	329
Small Company Growth Portfolio	8	19
The Victory Portfolios:
Victory Small Company Opportunity Fund - Class R	4	-
Wanger Advisors Trust:
Wanger International	13,874	5,394
Wanger Select	4,246	15,467
Wanger USA	12,942	9,205
Washington Mutual Investors Fund:
Washington Mutual Investors Fund - Class R-3	711	1,403
Washington Mutual Investors Fund - Class R-4	11,016	12,157
Wells Fargo Funds Trust:
Wells Fargo Advantage Small Cap Value Fund - Class A	35	63
Wells Fargo Advantage Special Small Cap Value Fund - Class A	10,402	12,957

variable annuity account c of

ING life insurance and annuity company

Notes to Financial Statements

7.                  Changes in Units

The changes in units outstanding were as follows:

	Year Ended December 31
	2013			2012
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
AIM Growth Series:
Invesco Mid Cap Core Equity Fund - Class A	83,840	151,512	(67,672)	66,280	123,142	(56,862)
Invesco Small Cap Growth Fund - Class A	318	226	92	559	1,231	(672)
AIM International Mutual Funds:
Invesco International Growth Fund - Class R5	16,490	1,530	14,960	2,967	1	2,966
AIM Investment Funds:
Invesco Endeavor Fund - Class A	2,069	1,153	916	4,940	2,454	2,486
Invesco Global Health Care Fund - Investor Class	2,564	2,154	410	3,593	3,006	587
AIM Sector Funds:
Invesco Small Cap Value Fund - Class A	10,130	5,717	4,413	9,150	6,811	2,339
AIM Variable Insurance Funds:
Invesco V.I. American Franchise Fund - Series I Shares	1,729,947	1,734,198	(4,251)	799,175	97,178	701,997
Invesco V.I. Core Equity Fund - Series I Shares	381,722	670,658	(288,936)	283,311	681,336	(398,025)
The Alger Funds:
Alger Capital Appreciation Fund - Class A	4,512	1,163	3,349	36,919	1,507	35,412
The Alger Funds II:
Alger Green Fund - Class A	137,089	62,806	74,283	40,330	27,834	12,496
AllianceBernstein Growth and Income Fund, Inc.:
AllianceBernstein Growth and Income Fund, Inc. - Class A	1,281	6,157	(4,876)	7,899	7,861	38
AllianceBernstein Variable Products Series Fund, Inc.:
AllianceBernstein Growth and Income Portfolio - Class A	11,302	9,054	2,248	10,619	16,211	(5,592)
Allianz Funds:
AllianzGI NFJ Dividend Value Fund - Class A	566	1,378	(812)	7,049	6,821	228
AllianzGI NFJ Large-Cap Value Fund - Institutional Class	58	1,867	(1,809)	106,748	476,955	(370,207)
AllianzGI NFJ Small-Cap Value Fund - Class A	11,781	9,408	2,373	13,164	14,831	(1,667)
Amana Mutual Funds Trust:
Amana Growth Fund	654,147	896,989	(242,842)	913,133	543,784	369,349
Amana Income Fund	1,203,871	868,633	335,238	1,266,627	623,773	642,854

variable annuity account c of

ING life insurance and annuity company

Notes to Financial Statements

	Year Ended December 31
	2013			2012
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
American Balanced Fund®, Inc.:
American Balanced Fund® - Class R-3	203,036	183,185	19,851	119,572	169,481	(49,909)
American Century Government Income Trust:
American Century Inflation-Adjusted Bond Fund - Investor Class	902,333	2,269,235	(1,366,902)	2,114,698	1,465,248	649,450
American Century Quantitative Equity Funds, Inc.:
American Century Income & Growth Fund - A Class	225,681	153,680	72,001	159,852	130,012	29,840
American Funds Fundamental Investors:
Fundamental Investors - Class R-3	108,599	81,542	27,057	75,934	82,680	(6,746)
Fundamental Investors - Class R-4	1,095,577	903,222	192,355	815,631	845,129	(29,498)
American Mutual Fund®:
American Funds American Mutual Fund® - Class R-4	57,093	3,346	53,747	4,912	265	4,647
Ariel Investment Trust:
Ariel Appreciation Fund - Investor Class	8,813	33,289	(24,476)	35,333	31,029	4,304
Ariel Fund - Investor Class	649,175	336,975	312,200	180,341	207,774	(27,433)
Artisan Funds, Inc.:
Artisan International Fund - Investor Shares	594,877	247,761	347,116	299,147	116,039	183,108
Aston Funds:
Aston/Fairpointe Mid Cap Fund - Class N	1,562,486	351,095	1,211,391	360,726	160,630	200,096
BlackRock Equity Dividend Fund:
BlackRock Equity Dividend Fund - Investor A Shares	68,384	58,257	10,127	78,914	44,419	34,495
BlackRock Mid Cap Value Opportunities Series, Inc.:
BlackRock Mid Cap Value Opportunities Fund - Investor A Shares	464,773	325,192	139,581	256,602	178,498	78,104
Bond Fund of America:
Bond Fund of America - Class R-4	237,156	360,575	(123,419)	348,172	237,042	111,130
Calvert Variable Series, Inc.:
Calvert VP SRI Balanced Portfolio	279,444	335,888	(56,444)	230,939	311,793	(80,854)
Capital World Growth & Income Fund:
Capital World Growth & Income FundSM, Inc. - Class R-3	19,891	17,262	2,629	25,871	24,465	1,406
Cohen & Steers Realty Shares, Inc.:
Cohen & Steers Realty Shares	233,746	210,609	23,137	210,600	85,135	125,465

variable annuity account c of

ING life insurance and annuity company

Notes to Financial Statements

	Year Ended December 31
	2013			2012
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
Columbia Acorn Trust:
ColumbiaSM Acorn Fund® - Class A	4,132	4,527	(395)	884	592	292
ColumbiaSM Acorn Fund® - Class Z	230	-	230	189,532	1,198,349	(1,008,817)
Columbia Funds Series Trust:
Columbia Mid Cap Value Fund - Class A	185,657	154,176	31,481	90,325	115,934	(25,609)
Columbia Mid Cap Value Fund - Class Z	6	-	6	66,661	623,498	(556,837)
CRM Mutual Fund Trust:
CRM Mid Cap Value Fund - Investor Shares	3,412	3,141	271	7,697	9,026	(1,329)
Delaware Group Adviser Funds:
Delaware Diversified Income Fund - Class A	212,092	100,036	112,056	81,372	2,072	79,300
Delaware Group Equity Funds V:
Delaware Small Cap Value Fund - Class A	10,165	1,104	9,061	-	-	-
Dodge & Cox Funds:
Dodge & Cox International Stock Fund	15,434	8,743	6,691	14,828	9,687	5,141
Dodge & Cox Stock Fund	7,905	3,221	4,684	2,471	2,536	(65)
DWS Institutional Funds:
DWS Equity 500 Index Fund - Class S	4,110	2,434	1,676	4,779	2,638	2,141
Eaton Vance Special Investment Trust:
Eaton Vance Large-Cap Value Fund - Class R	3,285	2,996	289	3,671	567	3,104
EuroPacific Growth Fund®:
EuroPacific Growth Fund® - Class R-3	176,986	261,553	(84,567)	209,152	363,364	(154,212)
EuroPacific Growth Fund® - Class R-4	2,933,961	3,144,297	(210,336)	4,855,811	5,424,908	(569,097)
Fidelity® Contrafund®:
Fidelity® Advisor New Insights Fund - Institutional Class	29,292	22,922	6,370	24,464	12,164	12,300
Fidelity® Variable Insurance Products:
Fidelity® VIP Equity-Income Portfolio - Initial Class	2,021,516	3,124,046	(1,102,530)	2,201,418	3,749,583	(1,548,165)
Fidelity® VIP Growth Portfolio - Initial Class	1,653,429	2,738,405	(1,084,976)	1,457,352	2,378,324	(920,972)
Fidelity® VIP High Income Portfolio - Initial Class	306,906	400,417	(93,511)	340,794	258,609	82,185
Fidelity® VIP Overseas Portfolio - Initial Class	449,293	509,310	(60,017)	315,220	572,696	(257,476)
Fidelity® Variable Insurance Products II:
Fidelity® VIP Contrafund® Portfolio - Initial Class	7,664,321	9,394,224	(1,729,903)	11,010,210	12,594,235	(1,584,025)
Fidelity® VIP Index 500 Portfolio - Initial Class	538,590	478,807	59,783	419,428	510,600	(91,172)

variable annuity account c of

ING life insurance and annuity company

Notes to Financial Statements

	Year Ended December 31
	2013			2012
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
Fidelity® Variable Insurance Products III:
Fidelity® VIP Mid Cap Portfolio - Initial Class	211,954	221,163	(9,209)	217,739	230,305	(12,566)
Fidelity® Variable Insurance Products V:
Fidelity® VIP Asset Manager Portfolio - Initial Class	86,980	177,762	(90,782)	110,858	135,327	(24,469)
Franklin Mutual Series Fund Inc.:
Mutual Global Discovery Fund - Class R	59,779	77,653	(17,874)	61,145	100,663	(39,518)
Franklin Strategic Series:
Franklin Small-Mid Cap Growth Fund - Class A	8,720	8,968	(248)	8,926	21,873	(12,947)
Franklin Templeton Variable Insurance Products Trust:
Franklin Small Cap Value Securities Fund - Class 2	1,303,466	1,462,830	(159,364)	1,441,134	2,262,557	(821,423)
Growth Fund of America:
Growth Fund of America - Class R-3	347,973	375,859	(27,886)	308,357	625,897	(317,540)
Growth Fund of America - Class R-4	2,862,204	3,697,817	(835,613)	4,947,208	7,430,469	(2,483,261)
Hartford Mutual Funds, Inc.:
The Hartford Capital Appreciation Fund - Class R4	13,538	27,338	(13,800)	21,170	25,254	(4,084)
The Hartford Dividend And Growth Fund - Class R4	10,728	31,324	(20,596)	21,290	2,953	18,337
Income Fund of America:
Income Fund of America - Class R-3	62,175	59,637	2,538	62,089	86,431	(24,342)
ING Balanced Portfolio, Inc.:
ING Balanced Portfolio - Class I	3,211,209	4,442,240	(1,231,031)	1,233,165	2,421,016	(1,187,851)
ING Equity Trust:
ING Growth Opportunities Fund - Class A	1,608	114	1,494	4,583	1	4,582
ING Large Cap Value Fund - Class A	491	-	491	-	-	-
ING MidCap Opportunities Fund - Class A	179	111	68	-	-	-
ING Real Estate Fund - Class A	26,058	29,528	(3,470)	32,551	54,563	(22,012)
ING Value Choice Fund - Class A	-	309	(309)	375	280	95
ING Funds Trust:
ING GNMA Income Fund - Class A	82,884	127,147	(44,263)	166,470	183,054	(16,584)
ING Intermediate Bond Fund - Class A	80,323	164,900	(84,577)	94,948	120,732	(25,784)

variable annuity account c of

ING life insurance and annuity company

Notes to Financial Statements

	Year Ended December 31
	2013			2012
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
ING Intermediate Bond Portfolio:
ING Intermediate Bond Portfolio - Class I	6,968,979	9,141,399	(2,172,420)	7,006,370	7,422,458	(416,088)
ING Intermediate Bond Portfolio - Class S	4,394	19,297	(14,903)	20,006	5,224	14,782
ING Investors Trust:
ING BlackRock Health Sciences Opportunities Portfolio - Service Class	967,670	370,014	597,656	408,408	326,785	81,623
ING BlackRock Inflation Protected Bond Portfolio - Adviser Class	491	2,736	(2,245)	7,650	5,922	1,728
ING BlackRock Large Cap Growth Portfolio - Institutional Class	1,759,860	2,606,749	(846,889)	1,027,893	1,741,253	(713,360)
ING BlackRock Large Cap Growth Portfolio - Service Class	1,567	29,081	(27,514)	49,983	53,958	(3,975)
ING BlackRock Large Cap Growth Portfolio - Service 2 Class	198	4,669	(4,471)	3,185	3,490	(305)
ING Clarion Global Real Estate Portfolio - Adviser Class	29	156	(127)	479	64	415
ING Clarion Global Real Estate Portfolio - Institutional Class	2,025,676	1,835,075	190,601	3,539,942	2,856,395	683,547
ING Clarion Real Estate Portfolio - Adviser Class	60	363	(303)	2,207	374	1,833
ING Clarion Real Estate Portfolio - Institutional Class	2,115,219	2,145,540	(30,321)	13,652	26,688	(13,036)
ING Clarion Real Estate Portfolio - Service Class	956,409	1,320,633	(364,224)	2,095,109	2,130,244	(35,135)
ING FMRSM Diversified Mid Cap Portfolio - Institutional Class	491,978	576,823	(84,845)	2,736,643	81,739	2,654,904
ING FMRSM Diversified Mid Cap Portfolio - Service Class	504,385	776,122	(271,737)	2,810,199	4,313,475	(1,503,276)
ING FMRSM Diversified Mid Cap Portfolio - Service 2 Class	2,161	109	2,052	-	539	(539)
ING Global Resources Portfolio - Adviser Class	-	113	(113)	-	63	(63)
ING Global Resources Portfolio - Institutional Class	-	120	(120)	-	271	(271)
ING Global Resources Portfolio - Service Class	1,722,003	3,059,843	(1,337,840)	1,980,845	3,391,498	(1,410,653)
ING Invesco Growth and Income Portfolio - Institutional Class	371,617	120,036	251,581	659,173	25,169	634,004
ING Invesco Growth and Income Portfolio - Service Class	572,437	442,851	129,586	988,600	1,343,357	(354,757)
ING JPMorgan Emerging Markets Equity Portfolio - Adviser Class	587	1,875	(1,288)	4,147	5,772	(1,625)
ING JPMorgan Emerging Markets Equity Portfolio - Institutional Class	330,204	659,587	(329,383)	451,520	535,021	(83,501)
ING JPMorgan Emerging Markets Equity Portfolio - Service Class	268,549	462,214	(193,665)	359,741	461,748	(102,007)
ING JPMorgan Small Cap Core Equity Portfolio - Adviser Class	42	34	8	483	1	482
ING JPMorgan Small Cap Core Equity Portfolio - Institutional Class	660,224	185,979	474,245	902,124	51,066	851,058
ING JPMorgan Small Cap Core Equity Portfolio - Service Class	526,210	234,293	291,917	1,009,525	1,116,369	(106,844)
ING Large Cap Growth Portfolio - Adviser Class	95	1,017	(922)	2,897	1,019	1,878
ING Large Cap Growth Portfolio - Institutional Class	3,507,037	3,279,851	227,186	8,266,028	5,172,870	3,093,158
ING Large Cap Growth Portfolio - Service Class	120,498	36,065	84,433	20,187	20,118	69

variable annuity account c of

ING life insurance and annuity company

Notes to Financial Statements

	Year Ended December 31
	2013			2012
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
ING Investors Trust (continued):
ING Large Cap Value Portfolio - Adviser Class	2,787	32	2,755	-	-	-
ING Large Cap Value Portfolio - Institutional Class	18,985,303	14,205,891	4,779,412	3,757,148	6,214,442	(2,457,294)
ING Large Cap Value Portfolio - Service Class	60,565	32,103	28,462	29,020	52,101	(23,081)
ING Limited Maturity Bond Portfolio - Adviser Class	117	-	117	1,673	5	1,668
ING Marsico Growth Portfolio - Institutional Class	275,995	279,214	(3,219)	356,498	367,780	(11,282)
ING Marsico Growth Portfolio - Service Class	1,200	3,013	(1,813)	13,630	53,553	(39,923)
ING MFS Total Return Portfolio - Adviser Class	852	21,324	(20,472)	757	8,339	(7,582)
ING MFS Total Return Portfolio - Institutional Class	631,862	841,460	(209,598)	451,494	881,592	(430,098)
ING MFS Total Return Portfolio - Service Class	305,044	378,249	(73,205)	312,779	420,982	(108,203)
ING MFS Utilities Portfolio - Service Class	428,862	504,933	(76,071)	753,582	859,544	(105,962)
ING Morgan Stanley Global Franchise Portfolio - Adviser Class	80	25	55	1,260	-	1,260
ING Multi-Manager Large Cap Core Portfolio - Institutional Class	333,685	406,680	(72,995)	369,480	556,118	(186,638)
ING Multi-Manager Large Cap Core Portfolio - Service Class	4,428	5,419	(991)	4,895	7,035	(2,140)
ING PIMCO High Yield Portfolio - Adviser Class	972	1,571	(599)	4,639	3,090	1,549
ING PIMCO High Yield Portfolio - Institutional Class	1,160,232	943,616	216,616	1,853,081	370,383	1,482,698
ING PIMCO High Yield Portfolio - Service Class	640,889	915,879	(274,990)	1,966,848	1,712,771	254,077
ING Pioneer Mid Cap Value Portfolio - Adviser Class	-	2,147	(2,147)	2,186	39	2,147
ING Pioneer Mid Cap Value Portfolio - Institutional Class	-	6,796,295	(6,796,295)	1,424,831	2,595,391	(1,170,560)
ING Pioneer Mid Cap Value Portfolio - Service Class	-	33,823	(33,823)	18,804	20,407	(1,603)
ING T. Rowe Price Capital Appreciation Portfolio - Adviser Class	10,585	2,344	8,241	3,783	1,152	2,631
ING T. Rowe Price Capital Appreciation Portfolio - Institutional Class	3,020,267	1,234,217	1,786,050	11,430,218	600,387	10,829,831
ING T. Rowe Price Capital Appreciation Portfolio - Service Class	6,750,946	5,100,275	1,650,671	13,216,984	17,510,563	(4,293,579)
ING T. Rowe Price Equity Income Portfolio - Adviser Class	4,648	23,838	(19,190)	10,765	14,203	(3,438)
ING T. Rowe Price Equity Income Portfolio - Service Class	2,094,826	2,299,661	(204,835)	3,724,306	4,315,386	(591,080)
ING T. Rowe Price International Stock Portfolio - Adviser Class	850	470	380	1,487	956	531
ING T. Rowe Price International Stock Portfolio - Service Class	100,416	140,744	(40,328)	142,591	179,649	(37,058)
ING Templeton Global Growth Portfolio - Institutional Class	16,346	29,739	(13,393)	27,243	28,273	(1,030)
ING Templeton Global Growth Portfolio - Service Class	232,060	178,728	53,332	124,975	104,939	20,036
ING U.S. Stock Index Portfolio - Institutional Class	335,517	67,370	268,147	122,251	120,297	1,954

variable annuity account c of

ING life insurance and annuity company

Notes to Financial Statements

	Year Ended December 31
	2013			2012
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
ING Money Market Portfolio:
ING Money Market Portfolio - Class I	16,787,563	17,246,886	(459,323)	12,048,164	14,604,104	(2,555,940)
ING Mutual Funds:
ING Global Real Estate Fund - Class A	6,408	4,298	2,110	4,521	3,830	691
ING International Small Cap Fund - Class A	7,009	8,686	(1,677)	14,320	68,209	(53,889)
ING Partners, Inc.:
ING American Century Small-Mid Cap Value Portfolio - Adviser Class	146	948	(802)	519	1,047	(528)
ING American Century Small-Mid Cap Value Portfolio - Initial Class	522,414	139,063	383,351	819,341	45,373	773,968
ING American Century Small-Mid Cap Value Portfolio - Service Class	1,274,015	1,119,439	154,576	1,960,296	2,287,656	(327,360)
ING Baron Growth Portfolio - Adviser Class	5,522	73,476	(67,954)	2,196	5,369	(3,173)
ING Baron Growth Portfolio - Service Class	2,734,878	2,214,007	520,871	2,878,411	3,521,897	(643,486)
ING Columbia Contrarian Core Portfolio - Service Class	164,859	219,945	(55,086)	165,045	242,395	(77,350)
ING Columbia Small Cap Value II Portfolio - Adviser Class	965	9,045	(8,080)	2,270	974	1,296
ING Columbia Small Cap Value II Portfolio - Service Class	192,863	148,862	44,001	123,126	142,152	(19,026)
ING Fidelity® VIP Mid Cap Portfolio - Service Class	1,772	106,096	(104,324)	555,082	810,362	(255,280)
ING Global Bond Portfolio - Adviser Class	1,949	5,226	(3,277)	2,107	5,671	(3,564)
ING Global Bond Portfolio - Initial Class	2,102,380	4,245,650	(2,143,270)	2,641,014	3,622,441	(981,427)
ING Global Bond Portfolio - Service Class	25,212	47,576	(22,364)	73,376	47,659	25,717
ING Growth and Income Core Portfolio - Adviser Class	-	56,296	(56,296)	2,098	5,499	(3,401)
ING Growth and Income Core Portfolio - Initial Class	-	3,251,297	(3,251,297)	331,076	851,173	(520,097)
ING Index Solution 2015 Portfolio - Initial Class	31,685	8,890	22,795	18,887	124	18,763
ING Index Solution 2015 Portfolio - Service Class	13,877	30,748	(16,871)	17,022	3,437	13,585
ING Index Solution 2015 Portfolio - Service 2 Class	21,269	12,407	8,862	29,876	20,722	9,154
ING Index Solution 2025 Portfolio - Initial Class	49,033	8,243	40,790	55,762	29,723	26,039
ING Index Solution 2025 Portfolio - Service Class	58,152	108	58,044	2,528	84	2,444
ING Index Solution 2025 Portfolio - Service 2 Class	199,431	145,909	53,522	113,272	88,106	25,166
ING Index Solution 2035 Portfolio - Initial Class	50,917	2,604	48,313	36,127	15,169	20,958
ING Index Solution 2035 Portfolio - Service Class	17,611	486	17,125	5,887	182	5,705
ING Index Solution 2035 Portfolio - Service 2 Class	125,092	101,407	23,685	78,051	75,337	2,714
ING Index Solution 2045 Portfolio - Initial Class	18,096	1,134	16,962	2,781	1,021	1,760
ING Index Solution 2045 Portfolio - Service Class	17,635	208	17,427	925	14	911
ING Index Solution 2045 Portfolio - Service 2 Class	95,152	82,089	13,063	71,396	52,330	19,066

variable annuity account c of

ING life insurance and annuity company

Notes to Financial Statements

	Year Ended December 31
	2013			2012
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
ING Partners, Inc. (continued):
ING Index Solution 2055 Portfolio - Initial Class	8,386	90	8,296	1,721	124	1,597
ING Index Solution 2055 Portfolio - Service Class	11,383	11,639	(256)	11,769	1,516	10,253
ING Index Solution 2055 Portfolio - Service 2 Class	14,231	7,632	6,599	3,849	1,303	2,546
ING Index Solution Income Portfolio - Initial Class	769	-	769	-	-	-
ING Index Solution Income Portfolio - Service Class	5,896	31,963	(26,067)	32,409	-	32,409
ING Index Solution Income Portfolio - Service 2 Class	6,930	5,597	1,333	17,815	15,686	2,129
ING Invesco Comstock Portfolio - Adviser Class	1,657	1,933	(276)	1,967	3,238	(1,271)
ING Invesco Comstock Portfolio - Service Class	1,431,624	1,118,183	313,441	446,592	847,723	(401,131)
ING Invesco Equity and Income Portfolio - Adviser Class	2,199	6,498	(4,299)	917	2,007	(1,090)
ING Invesco Equity and Income Portfolio - Initial Class	2,614,530	4,223,656	(1,609,126)	1,719,834	3,196,512	(1,476,678)
ING Invesco Equity and Income Portfolio - Service Class	855	1,625	(770)	1,088	606	482
ING JPMorgan Mid Cap Value Portfolio - Adviser Class	2,864	7,538	(4,674)	1,289	2,587	(1,298)
ING JPMorgan Mid Cap Value Portfolio - Initial Class	315,751	30,476	285,275	90,643	1,038	89,605
ING JPMorgan Mid Cap Value Portfolio - Service Class	1,096,748	831,046	265,702	576,821	385,377	191,444
ING Oppenheimer Global Portfolio - Adviser Class	2,741	11,495	(8,754)	2,291	3,819	(1,528)
ING Oppenheimer Global Portfolio - Initial Class	4,099,694	7,003,366	(2,903,672)	3,853,300	7,723,403	(3,870,103)
ING Oppenheimer Global Portfolio - Service Class	8,770	7,016	1,754	8,904	6,074	2,830
ING PIMCO Total Return Portfolio - Adviser Class	4,853	47,043	(42,190)	8,610	14,681	(6,071)
ING PIMCO Total Return Portfolio - Initial Class	95,578	20,304	75,274	27,947	6,223	21,724
ING PIMCO Total Return Portfolio - Service Class	5,805,529	8,834,993	(3,029,464)	4,884,316	4,446,517	437,799
ING Pioneer High Yield Portfolio - Initial Class	2,199,760	1,662,356	537,404	704,247	627,449	76,798
ING Pioneer High Yield Portfolio - Service Class	36,798	27,818	8,980	23,381	22,583	798
ING Solution 2015 Portfolio - Adviser Class	-	2,164	(2,164)	-	1,366	(1,366)
ING Solution 2015 Portfolio - Initial Class	60,603	26,966	33,637	128,792	4,476	124,316
ING Solution 2015 Portfolio - Service Class	1,382,690	1,732,741	(350,051)	1,595,848	1,556,098	39,750
ING Solution 2015 Portfolio - Service 2 Class	364,225	463,007	(98,782)	536,560	922,271	(385,711)
ING Solution 2025 Portfolio - Adviser Class	1,126	92	1,034	753	1,523	(770)
ING Solution 2025 Portfolio - Initial Class	18,783	3,494	15,289	50,607	292	50,315

variable annuity account c of

ING life insurance and annuity company

Notes to Financial Statements

	Year Ended December 31
	2013			2012
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
ING Partners, Inc. (continued):
ING Solution 2025 Portfolio - Service Class	2,202,535	1,944,229	258,306	2,154,944	1,629,991	524,953
ING Solution 2025 Portfolio - Service 2 Class	465,269	664,957	(199,688)	683,477	1,191,591	(508,114)
ING Solution 2035 Portfolio - Adviser Class	56	7,192	(7,136)	219	10,271	(10,052)
ING Solution 2035 Portfolio - Initial Class	19,287	1,589	17,698	124,886	194	124,692
ING Solution 2035 Portfolio - Service Class	1,898,232	1,431,133	467,099	2,207,545	1,456,918	750,627
ING Solution 2035 Portfolio - Service 2 Class	484,750	760,667	(275,917)	726,263	1,005,253	(278,990)
ING Solution 2045 Portfolio - Adviser Class	24	2,464	(2,440)	44	1,310	(1,266)
ING Solution 2045 Portfolio - Initial Class	28,919	3,722	25,197	89,495	12,562	76,933
ING Solution 2045 Portfolio - Service Class	1,367,633	1,059,776	307,857	1,861,735	1,348,567	513,168
ING Solution 2045 Portfolio - Service 2 Class	375,592	743,675	(368,083)	490,131	777,390	(287,259)
ING Solution 2055 Portfolio - Initial Class	103	18	85	9,827	-	9,827
ING Solution 2055 Portfolio - Service Class	351,621	133,979	217,642	234,581	93,240	141,341
ING Solution 2055 Portfolio - Service 2 Class	67,105	57,511	9,594	28,883	17,479	11,404
ING Solution Balanced Portfolio - Service Class	117,950	42,045	75,905	69,871	43,691	26,180
ING Solution Income Portfolio - Adviser Class	2	3,788	(3,786)	-	5,700	(5,700)
ING Solution Income Portfolio - Initial Class	62,747	21,294	41,453	192,980	-	192,980
ING Solution Income Portfolio - Service Class	410,224	318,071	92,153	506,672	637,329	(130,657)
ING Solution Income Portfolio - Service 2 Class	57,663	121,108	(63,445)	85,606	153,525	(67,919)
ING Solution Moderately Conservative Portfolio - Service Class	149,927	63,338	86,589	107,191	86,576	20,615
ING T. Rowe Price Diversified Mid Cap Growth Portfolio - Adviser Class	1,280	13,228	(11,948)	1,588	2,024	(436)
ING T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class	1,705,718	3,687,087	(1,981,369)	2,004,593	3,976,514	(1,971,921)
ING T. Rowe Price Diversified Mid Cap Growth Portfolio - Service Class	17,059	12,272	4,787	14,836	18,794	(3,958)
ING T. Rowe Price Growth Equity Portfolio - Adviser Class	4,101	10,921	(6,820)	3,373	12,112	(8,739)
ING T. Rowe Price Growth Equity Portfolio - Initial Class	3,038,143	3,251,128	(212,985)	3,623,596	3,346,796	276,800
ING T. Rowe Price Growth Equity Portfolio - Service Class	65,685	59,736	5,949	45,715	25,790	19,925
ING Templeton Foreign Equity Portfolio - Adviser Class	2,155	14,167	(12,012)	6,489	3,941	2,548
ING Templeton Foreign Equity Portfolio - Initial Class	2,028,234	2,887,775	(859,541)	3,997,550	2,632,117	1,365,433
ING Templeton Foreign Equity Portfolio - Service Class	2,183	548	1,635	37,814	21,462	16,352

variable annuity account c of

ING life insurance and annuity company

Notes to Financial Statements

	Year Ended December 31
	2013			2012
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
ING Partners, Inc. (continued):
ING UBS U.S. Large Cap Equity Portfolio - Adviser Class	-	6,988	(6,988)	79	1,696	(1,617)
ING UBS U.S. Large Cap Equity Portfolio - Initial Class	-	4,382,582	(4,382,582)	298,585	774,879	(476,294)
ING UBS U.S. Large Cap Equity Portfolio - Service Class	-	1,601	(1,601)	684	1,018	(334)
ING Series Fund, Inc.:
ING Core Equity Research Fund - Class A	2,755	6,458	(3,703)	5,079	6,868	(1,789)
ING Strategic Allocation Portfolios, Inc.:
ING Strategic Allocation Conservative Portfolio - Class I	798,223	775,820	22,403	462,005	583,913	(121,908)
ING Strategic Allocation Growth Portfolio - Class I	702,924	783,901	(80,977)	535,864	828,605	(292,741)
ING Strategic Allocation Moderate Portfolio - Class I	760,611	956,915	(196,304)	748,449	968,717	(220,268)
ING Variable Funds:
ING Growth and Income Portfolio - Class A	59,211	18,831	40,380	2,095	19,964	(17,869)
ING Growth and Income Portfolio - Class I	10,208,654	10,332,531	(123,877)	1,864,713	7,232,016	(5,367,303)
ING Growth and Income Portfolio - Class S	14,023	535,211	(521,188)	608,021	812,449	(204,428)
ING Variable Insurance Trust:
ING GET U.S. Core Portfolio - Series 11	-	577	(577)	-	2,390	(2,390)
ING Variable Portfolios, Inc.:
ING BlackRock Science and Technology Opportunities Portfolio - Adviser Class	-	195	(195)	-	67	(67)
ING BlackRock Science and Technology Opportunities Portfolio - Class I	-	8,546,523	(8,546,523)	2,266,985	3,099,304	(832,319)
ING Index Plus LargeCap Portfolio - Class I	2,479,821	3,444,120	(964,299)	1,493,118	2,945,083	(1,451,965)
ING Index Plus LargeCap Portfolio - Class S	273	9,952	(9,679)	2,806	8,454	(5,648)
ING Index Plus MidCap Portfolio - Class I	2,671,717	3,399,202	(727,485)	2,848,417	3,864,188	(1,015,771)
ING Index Plus MidCap Portfolio - Class S	1,032	1,811	(779)	3,212	8,325	(5,113)
ING Index Plus SmallCap Portfolio - Class I	2,542,981	2,574,977	(31,996)	1,021,367	1,743,724	(722,357)
ING Index Plus SmallCap Portfolio - Class S	501	1,263	(762)	2,033	4,264	(2,231)
ING International Index Portfolio - Class I	1,003,360	826,945	176,415	596,218	593,093	3,125
ING International Index Portfolio - Class S	-	5	(5)	10	225	(215)
ING Russell™ Large Cap Growth Index Portfolio - Class I	483,380	467,527	15,853	328,006	148,739	179,267
ING Russell™ Large Cap Growth Index Portfolio - Class S	10,839	2,252	8,587	36,515	41,596	(5,081)
ING Russell™ Large Cap Index Portfolio - Class I	1,096,770	602,168	494,602	1,422,438	726,377	696,061
ING Russell™ Large Cap Index Portfolio - Class S	29,852	23,492	6,360	3,677	331	3,346

variable annuity account c of

ING life insurance and annuity company

Notes to Financial Statements

	Year Ended December 31
	2013			2012
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
ING Variable Portfolios, Inc. (continued):
ING Russell™ Large Cap Value Index Portfolio - Class I	18,301	16,621	1,680	4,404	1,478	2,926
ING Russell™ Large Cap Value Index Portfolio - Class S	179,178	131,033	48,145	130,689	81,565	49,124
ING Russell™ Mid Cap Growth Index Portfolio - Class S	127,573	94,174	33,399	143,041	153,238	(10,197)
ING Russell™ Mid Cap Index Portfolio - Class I	1,380,864	546,960	833,904	2,104,354	879,247	1,225,107
ING Russell™ Small Cap Index Portfolio - Class I	702,634	314,926	387,708	731,375	329,820	401,555
ING Small Company Portfolio - Class I	1,286,764	1,544,442	(257,678)	744,340	1,078,339	(333,999)
ING Small Company Portfolio - Class S	1,103	349	754	1,283	1,431	(148)
ING U.S. Bond Index Portfolio - Class I	341,881	502,541	(160,660)	676,131	532,536	143,595
ING Variable Products Trust:
ING International Value Portfolio - Class I	1,664,318	2,014,599	(350,281)	2,501,787	3,424,829	(923,042)
ING International Value Portfolio - Class S	334	3,231	(2,897)	1,704	4,501	(2,797)
ING MidCap Opportunities Portfolio - Class I	3,543,945	1,146,825	2,397,120	1,174,727	500,342	674,385
ING MidCap Opportunities Portfolio - Class S	37,234	85,607	(48,373)	46,405	88,765	(42,360)
ING SmallCap Opportunities Portfolio - Class I	944,352	801,039	143,313	777,668	483,236	294,432
ING SmallCap Opportunities Portfolio - Class S	723	840	(117)	368	1,547	(1,179)
Janus Aspen Series:
Janus Aspen Series Balanced Portfolio - Institutional Shares	305	1,450	(1,145)	291	166	125
Janus Aspen Series Enterprise Portfolio - Institutional Shares	548	3,919	(3,371)	1,636	2,038	(402)
Janus Aspen Series Flexible Bond Portfolio - Institutional Shares	55	76	(21)	190	1,208	(1,018)
Janus Aspen Series Global Research Portfolio - Institutional Shares	406	806	(400)	826	845	(19)
Janus Aspen Series Janus Portfolio - Institutional Shares	69	559	(490)	385	219	166
JPMorgan Trust II:
JPMorgan Government Bond Fund - Select Class	55,398	31,099	24,299	966	1	965
Lazard Funds, Inc.:
Lazard Emerging Markets Equity Portfolio - Open Shares	1	-	1	-	-	-
Lazard U.S. Mid Cap Equity Portfolio - Open Shares	60,833	292,959	(232,126)	713,029	593,589	119,440
LKCM Funds:
LKCM Aquinas Growth Fund	3,665	4,567	(902)	3,634	1,967	1,667
Loomis Sayles Funds I:
Loomis Sayles Small Cap Value Fund - Retail Class	253,102	169,689	83,413	317,956	147,757	170,199

variable annuity account c of

ING life insurance and annuity company

Notes to Financial Statements

	Year Ended December 31
	2013			2012
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
Lord Abbett Developing Growth Fund, Inc.:
Lord Abbett Developing Growth Fund - Class A	8,023	3,310	4,713	9,570	8,962	608
Lord Abbett Investment Trust:
Lord Abbett Core Fixed Income Fund - Class A	6,265	7,382	(1,117)	794	256	538
Lord Abbett Mid Cap Stock Fund, Inc.:
Lord Abbett Mid Cap Stock Fund - Class A	12,129	25,285	(13,156)	25,682	64,596	(38,914)
Lord Abbett Research Fund, Inc.:
Lord Abbett SmallCap Value Fund - Class A	42,451	47,371	(4,920)	4,580	7,532	(2,952)
Lord Abbett Securities Trust:
Lord Abbett Fundamental Equity Fund - Class A	5,550	2,667	2,883	10,434	1,948	8,486
Lord Abbett Series Fund, Inc.:
Lord Abbett Series Fund MidCap Stock Portfolio - Class VC	1,291,278	2,174,896	(883,618)	2,105,814	2,584,195	(478,381)
MainStay Funds:
MainStay Large Cap Growth Fund - Class R3	4,351	1,205	3,146	34,696	4,158	30,538
Massachusetts Investors Growth Stock Fund:
Massachusetts Investors Growth Stock Fund - Class A	12,232	27,089	(14,857)	41,546	25,747	15,799
Metropolitan West Funds:
Metropolitan West Total Return Bond Fund - Class M Shares	374,933	16,444	358,489	-	-	-
Neuberger Berman Equity Funds®:
Neuberger Berman Genesis Fund - Trust Class	10,586	6,789	3,797	6,086	4,362	1,724
Neuberger Berman Socially Responsive Fund - Trust Class	463,321	312,026	151,295	249,950	472,913	(222,963)
New Perspective Fund:
New Perspective Fund - Class R-3	47,372	59,452	(12,080)	57,483	171,732	(114,249)
New Perspective Fund - Class R-4	1,143,245	952,810	190,435	2,373,994	1,942,250	431,744
Oppenheimer Capital Appreciation Fund:
Oppenheimer Capital Appreciation Fund - Class A	1,018	38,472	(37,454)	48,708	42,937	5,771
Oppenheimer Developing Markets Fund:
Oppenheimer Developing Markets Fund - Class A	797,261	1,059,680	(262,419)	1,360,369	1,801,873	(441,504)
Oppenheimer Developing Markets Fund - Class Y	573,424	500,822	72,602	3,385,861	137,536	3,248,325

variable annuity account c of

ING life insurance and annuity company

Notes to Financial Statements

	Year Ended December 31
	2013			2012
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
Oppenheimer Gold & Special Minerals Fund:
Oppenheimer Gold & Special Minerals Fund - Class A	2,087	962	1,125	2,804	1,955	849
Oppenheimer International Bond Fund:
Oppenheimer International Bond Fund - Class A	11,470	9,752	1,718	8,544	10,109	(1,565)
Oppenheimer Variable Account Funds:
Oppenheimer Discovery Mid Cap Growth Fund/VA	24,591	25,346	(755)	3,344	676	2,668
Oppenheimer Global Fund/VA	292	1,027	(735)	271	1,127	(856)
Oppenheimer Global Strategic Income Fund/VA	10	460	(450)	23	489	(466)
Oppenheimer Main Street Fund®/VA	24,090	24,847	(757)	7	819	(812)
Oppenheimer Main Street Small Cap Fund®/VA	685,901	237,022	448,879	182,436	175,408	7,028
Parnassus Income Funds:
Parnassus Equity Income Fund - Investor Shares	543,334	55,509	487,825	56,142	162	55,980
Pax World Funds Series Trust I:
Pax World Balanced Fund - Individual Investor Class	478,588	743,423	(264,835)	648,309	1,109,169	(460,860)
PIMCO Variable Insurance Trust:
PIMCO Real Return Portfolio - Administrative Class	2,311,845	8,263,260	(5,951,415)	7,939,234	5,360,948	2,578,286
Pioneer Equity Income Fund:
Pioneer Equity Income Fund - Class Y	276,640	29,298	247,342	113,259	2,560	110,699
Pioneer High Yield Fund:
Pioneer High Yield Fund - Class A	43,130	68,700	(25,570)	49,789	219,656	(169,867)
Pioneer Strategic Income Fund:
Pioneer Strategic Income Fund - Class A	21,734	35,878	(14,144)	106,789	5,311	101,478
Pioneer Variable Contracts Trust:
Pioneer Emerging Markets VCT Portfolio - Class I	383,906	677,040	(293,134)	469,378	887,029	(417,651)
Pioneer High Yield VCT Portfolio - Class I	467,074	460,587	6,487	514,040	462,880	51,160
RiverSource® Investment Series, Inc.:
Columbia Diversified Equity Income Fund - Class K	37,307	19,214	18,093	299,485	248,165	51,320
The Royce Fund:
Royce Total Return Fund - K Class	11	1	10	179	90	89
SmallCap World Fund, Inc.:
SMALLCAP World Fund® - Class R-4	449,256	302,914	146,342	364,129	373,316	(9,187)

variable annuity account c of

ING life insurance and annuity company

Notes to Financial Statements

	Year Ended December 31
	2013			2012
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
T. Rowe Price Mid-Cap Value Fund, Inc.:
T. Rowe Price Mid-Cap Value Fund - R Class	28,854	32,951	(4,097)	5,500	3,360	2,140
T. Rowe Price Value Fund, Inc.:
T. Rowe Price Value Fund - Advisor Class	4,462	5,706	(1,244)	5,070	3,279	1,791
Templeton Funds, Inc.:
Templeton Foreign Fund - Class A	45,381	28,249	17,132	22,080	29,530	(7,450)
Templeton Income Trust:
Templeton Global Bond Fund - Advisor Class	1,033,930	834,841	199,089	3,638,576	131,445	3,507,131
Templeton Global Bond Fund - Class A	1,873,499	2,221,855	(348,356)	2,976,521	4,055,644	(1,079,123)
Thornburg Investment Trust:
Thornburg International Value Fund - Class R4	3,353	2,872	481	3,459	5,895	(2,436)
USAA Investment Trust:
USAA Precious Metals and Minerals Fund - Adviser Shares	1,710,752	930,410	780,342	1,020,359	509,694	510,665
Vanguard® Variable Insurance Fund:
Diversified Value Portfolio	216	445	(229)	237	778	(541)
Equity Income Portfolio	15,975	32,680	(16,705)	12,746	9,368	3,378
Small Company Growth Portfolio	458	1,041	(583)	547	5,463	(4,916)
The Victory Portfolios:
Victory Small Company Opportunity Fund - Class R	269	85	184	926	120	806
Wanger Advisors Trust:
Wanger International	1,303,795	866,986	436,809	1,884,798	1,522,652	362,146
Wanger Select	580,916	1,221,499	(640,583)	1,455,262	2,054,625	(599,363)
Wanger USA	736,330	800,037	(63,707)	2,142,008	1,646,399	495,609
Washington Mutual Investors Fund:
Washington Mutual Investors Fund - Class R-3	90,485	147,537	(57,052)	113,020	156,742	(43,722)
Washington Mutual Investors Fund - Class R-4	1,320,301	1,614,505	(294,204)	1,506,976	1,712,256	(205,280)
Wells Fargo Funds Trust:
Wells Fargo Advantage Small Cap Value Fund - Class A	1,847	4,465	(2,618)	2,486	1,368	1,118
Wells Fargo Advantage Special Small Cap Value Fund - Class A	444,058	733,586	(289,528)	549,994	787,628	(237,634)

variable annuity account c of

ING life insurance and annuity company

Notes to Financial Statements

8.                  Financial Highlights

A summary of unit values, units outstanding, and net assets for variable annuity Contracts, expense ratios, excluding expenses of underlying funds, investment income ratios, and total return for the years ended December 31, 2013, 2012, 2011, 2010, and 2009, follows:

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
Invesco Mid Cap Core Equity Fund - Class A
2013	246	$17.35	to	$21.65	$ 4,574	-	0.15%	to	1.70%	27.06%	to	28.99%
2012	314	$13.63	to	$16.93	$ 4,552	0.51%	0.00%	to	1.70%	8.48%	to	10.43%
2011	371	$12.54	to	$15.49	$ 4,891	-	0.00%	to	1.70%	-7.81%	to	-6.25%
2010	361	$13.57	to	$16.69	$ 5,115	0.08%	0.00%	to	1.70%	10.66%	to	12.54%
2009	179	$12.24	to	$14.98	$ 2,312	0.16%	0.00%	to	1.60%	28.13%	to	29.73%
Invesco Small Cap Growth Fund - Class A
2013	2	$22.97			$ 38	-	1.00%			38.54%
2012	2	$16.58			$ 26	-	1.00%			17.17%
2011	2	$14.15			$ 32	-	1.00%			-2.28%
2010	3	$14.48			$ 42	-	1.00%			25.04%
2009	3	$11.58			$ 31	-	1.00%			33.26%
Invesco International Growth Fund - Class R5
2013	18	$12.08			$ 217	2.43%	0.95%			17.97%
2012	3	$10.24			$ 30	(d)	0.95%			(d)
2011	(d)	(d)			(d)	(d)	(d)			(d)
2010	(d)	(d)			(d)	(d)	(d)			(d)
2009	(d)	(d)			(d)	(d)	(d)			(d)
Invesco Endeavor Fund - Class A
2013	3	$17.86	to	$18.53	$ 63	-	0.45%	to	1.40%	26.22%	to	27.44%
2012	2	$14.15	to	$14.54	$ 36	(f)	0.45%	to	1.40%	(f)
2011	-	$12.26			-	(c)	0.75%			(c)
2010	(c)	(c)			(c)	(c)	(c)			(c)
2009	(c)	(c)			(c)	(c)	(c)			(c)

variable annuity account c of

ING life insurance and annuity company

Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
Invesco Global Health Care Fund - Investor Class
2013	6	$54.35	to	$59.17	$ 356	0.34%	0.50%	to	1.50%	40.40%	to	41.83%
2012	6	$38.71	to	$41.72	$ 234	0.49%	0.50%	to	1.50%	18.96%	to	20.16%
2011	5	$32.54	to	$34.72	$ 176	0.56%	0.50%	to	1.50%	3.00%	to	3.49%
2010	6	$31.62	to	$33.40	$ 183	-	0.55%	to	1.55%	3.00%	to	4.05%
2009	5	$30.63	to	$32.10	$ 164	-	0.55%	to	1.60%	25.43%	to	26.73%
Invesco Small Cap Value Fund - Class A
2013	12	$25.07	to	$26.95	$ 318	-	0.20%	to	1.75%	41.72%	to	43.25%
2012	8	$17.69	to	$18.65	$ 141	-	0.30%	to	1.75%	20.42%	to	22.13%
2011	5	$14.69	to	$15.27	$ 82	-	0.30%	to	1.75%	-9.82%	to	-8.45%
2010	7	$16.29	to	$16.68	$ 120	-	0.30%	to	1.75%	-
2009	6	$12.91			$ 72	(a)	0.45%			(a)
Invesco V.I. American Franchise Fund - Series I Shares
2013	698	$13.50	to	$50.84	$ 26,065	0.42%	0.00%	to	1.50%	38.04%	to	40.13%
2012	702	$9.77	to	$36.28	$ 19,755	(d)	0.00%	to	1.50%	(d)
2011	(d)	(d)			(d)	(d)	(d)			(d)
2010	(d)	(d)			(d)	(d)	(d)			(d)
2009	(d)	(d)			(d)	(d)	(d)			(d)
Invesco V.I. Core Equity Fund - Series I Shares
2013	2,807	$11.63	to	$20.68	$ 40,151	1.40%	0.00%	to	1.95%	26.73%	to	29.22%
2012	3,096	$9.11	to	$16.08	$ 34,682	0.97%	0.00%	to	1.95%	11.59%	to	13.87%
2011	3,494	$8.08	to	$14.19	$ 34,790	0.97%	0.00%	to	1.95%	-2.01%
2010	3,820	$8.17	to	$14.12	$ 38,408	0.94%	0.00%	to	1.95%	7.44%	to	9.68%
2009	4,159	$7.53	to	$12.96	$ 38,603	1.79%	0.00%	to	1.95%	25.79%	to	28.38%
Alger Capital Appreciation Fund - Class A
2013	39	$18.13	to	$18.75	$ 723	-	0.25%	to	1.10%	34.20%	to	34.60%
2012	35	$13.55	to	$13.93	$ 492	(d)	0.25%	to	1.20%	(d)
2011	(d)	(d)			(d)	(d)	(d)			(d)
2010	(d)	(d)			(d)	(d)	(d)			(d)
2009	(d)	(d)			(d)	(d)	(d)			(d)

variable annuity account c of

ING life insurance and annuity company

Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
Alger Green Fund - Class A
2013	209	$12.42	to	$20.99	$ 4,212	-	0.00%	to	1.50%	32.75%	to	34.72%
2012	135	$9.35	to	$15.58	$ 2,030	0.16%	0.00%	to	1.50%	13.20%	to	14.90%
2011	123	$8.25	to	$13.56	$ 1,622	-	0.00%	to	1.50%	-6.66%	to	-5.24%
2010	114	$8.90	to	$14.36	$ 1,614	-	0.00%	to	1.50%	7.97%	to	9.57%
2009	91	$8.26	to	$13.24	$ 1,064	(a)	0.00%	to	1.50%	(a)
AllianceBernstein Growth and Income Fund, Inc. - Class A
2013	11	$16.81	to	$17.66	$ 183	0.52%	0.60%	to	1.10%	32.89%	to	33.48%
2012	16	$12.65	to	$13.23	$ 201	1.07%	0.60%	to	1.10%	16.16%	to	16.87%
2011	16	$10.71	to	$11.32	$ 172	1.10%	0.60%	to	1.30%	4.18%	to	4.91%
2010	18	$10.14	to	$10.79	$ 191	0.52%	0.60%	to	1.50%	11.39%	to	12.40%
2009	21	$9.07	to	$9.60	$ 196	1.17%	0.60%	to	1.55%	19.03%	to	20.15%
AllianceBernstein Growth and Income Portfolio - Class A
2013	38	$17.76	to	$17.93	$ 674	1.04%	1.15%	to	1.25%	33.23%	to	33.41%
2012	36	$13.33	to	$13.44	$ 476	1.69%	1.15%	to	1.25%	16.11%	to	16.16%
2011	41	$11.48	to	$11.57	$ 473	1.29%	1.15%	to	1.25%	5.03%	to	5.18%
2010	42	$10.93	to	$11.11	$ 457	-	1.00%	to	1.25%	11.64%	to	12.00%
2009	44	$9.79	to	$9.92	$ 434	3.98%	1.00%	to	1.25%	19.39%	to	19.52%
AllianzGI NFJ Dividend Value Fund - Class A
2013	12	$20.05	to	$20.33	$ 246	2.21%	0.70%	to	1.00%	27.38%	to	27.78%
2012	13	$15.74	to	$15.91	$ 206	2.60%	0.70%	to	1.00%	12.83%
2011	13	$13.95	to	$14.03	$ 179	2.29%	0.80%	to	1.00%	2.05%
2010	19	$13.67	to	$13.74	$ 258	3.06%	0.70%	to	1.00%	11.96%
2009	11	$12.21			$ 134	(a)	1.00%			(a)
AllianzGI NFJ Large-Cap Value Fund - Institutional Class
2013	2	$11.85			$ 25	3.33%	0.80%			31.67%
2012	4	$9.00			$ 35	2.58%	0.80%			13.21%
2011	374	$7.95	to	$8.19	$ 3,063	2.91%	0.00%	to	0.80%	1.02%	to	1.87%
2010	234	$7.78	to	$8.04	$ 1,879	2.62%	0.00%	to	1.25%	11.30%	to	12.76%
2009	165	$6.99	to	$7.13	$ 1,179	3.07%	0.00%	to	1.25%	14.78%	to	16.12%

variable annuity account c of

ING life insurance and annuity company

Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
AllianzGI NFJ Small-Cap Value Fund - Class A
2013	23	$24.05	to	$26.82	$ 584	1.22%	0.55%	to	1.65%	29.37%	to	30.83%
2012	20	$18.59	to	$20.50	$ 400	1.26%	0.55%	to	1.65%	8.52%	to	9.74%
2011	22	$17.13	to	$18.68	$ 395	1.51%	0.55%	to	1.65%	0.47%	to	1.52%
2010	22	$17.05	to	$18.40	$ 398	1.04%	0.55%	to	1.65%	22.84%	to	24.05%
2009	39	$13.88	to	$14.77	$ 563	2.22%	0.60%	to	1.65%	22.70%	to	23.19%
Amana Growth Fund
2013	2,537	$13.97	to	$19.22	$ 39,761	0.61%	0.00%	to	1.65%	20.84%	to	22.89%
2012	2,780	$11.55	to	$15.64	$ 35,389	0.28%	0.00%	to	1.65%	9.54%	to	11.18%
2011	2,411	$10.54	to	$14.07	$ 27,822	0.10%	0.00%	to	1.60%	-3.30%	to	-1.81%
2010	1,503	$10.90	to	$14.33	$ 18,000	0.03%	0.00%	to	1.65%	14.12%	to	47.13%
2009	546	$9.55	to	$12.44	$ 5,651	-	0.00%	to	1.50%	32.34%
Amana Income Fund
2013	4,314	$15.07	to	$19.47	$ 72,426	1.58%	0.00%	to	1.65%	27.55%	to	29.71%
2012	3,978	$11.79	to	$15.12	$ 51,965	1.71%	0.00%	to	1.65%	-9.31%	to	9.67%
2011	3,336	$10.92	to	$13.94	$ 40,417	1.63%	0.00%	to	1.50%	0.45%	to	1.99%
2010	2,466	$10.87	to	$13.81	$ 29,407	1.54%	0.00%	to	1.55%	10.51%	to	35.39%
2009	976	$9.83	to	$12.44	$ 10,356	1.23%	0.00%	to	1.55%	23.52%
American Balanced Fund® - Class R-3
2013	415	$16.00	to	$18.65	$ 7,353	1.39%	0.00%	to	1.55%	19.49%	to	21.34%
2012	396	$13.39	to	$15.37	$ 5,771	1.67%	0.00%	to	1.55%	12.05%	to	13.85%
2011	446	$11.95	to	$13.50	$ 5,726	1.88%	0.00%	to	1.55%	1.96%	to	3.45%
2010	497	$11.72	to	$13.05	$ 6,178	1.82%	0.00%	to	1.55%	11.01%	to	12.69%
2009	524	$10.63	to	$11.58	$ 5,796	2.47%	0.00%	to	1.45%	18.97%	to	20.75%
American Century Inflation-Adjusted Bond Fund - Investor Class
2013	2,767	$11.41	to	$12.46	$ 32,860	1.18%	0.00%	to	1.90%	-10.79%	to	-9.12%
2012	4,134	$12.79	to	$13.71	$ 54,588	2.39%	0.00%	to	1.90%	4.66%	to	6.69%
2011	3,484	$12.22	to	$12.85	$ 43,588	3.98%	0.00%	to	1.90%	10.89%	to	13.02%
2010	1,607	$11.02	to	$11.37	$ 17,967	2.49%	0.00%	to	1.90%	3.75%	to	5.47%
2009	846	$10.67	to	$10.78	$ 9,060	(a)	0.00%	to	1.65%	(a)

variable annuity account c of

ING life insurance and annuity company

Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
American Century Income & Growth Fund - A Class
2013	624	$15.41	to	$49.43	$ 9,649	2.07%	0.75%	to	1.20%	33.77%	to	34.36%
2012	552	$11.52	to	$36.79	$ 6,374	1.95%	0.75%	to	1.10%	13.05%	to	13.17%
2011	523	$10.19	to	$31.52	$ 5,331	1.36%	1.00%			1.70%	to	1.71%
2010	509	$10.02	to	$30.99	$ 5,100	1.15%	1.00%			12.69%	to	12.71%
2009	523	$8.89	to	$27.50	$ 4,656	1.84%	1.00%			16.36%	to	16.43%
Fundamental Investors - Class R-3
2013	143	$12.71	to	$13.88	$ 1,936	1.15%	0.00%	to	1.55%	29.04%	to	31.07%
2012	116	$9.85	to	$10.59	$ 1,203	1.05%	0.00%	to	1.55%	14.94%	to	16.89%
2011	123	$8.57	to	$9.06	$ 1,093	1.48%	0.00%	to	1.55%	-3.71%	to	-2.27%
2010	87	$8.90	to	$9.27	$ 793	1.08%	0.00%	to	1.55%	12.17%	to	13.42%
2009	63	$7.97	to	$8.12	$ 505	0.77%	0.25%	to	1.40%	31.09%	to	32.35%
Fundamental Investors - Class R-4
2013	3,811	$12.97	to	$14.11	$ 51,196	1.37%	0.00%	to	1.50%	29.57%	to	31.50%
2012	3,619	$10.01	to	$10.73	$ 37,284	1.30%	0.00%	to	1.50%	15.32%	to	17.01%
2011	3,649	$8.68	to	$9.17	$ 32,351	1.71%	0.00%	to	1.50%	-3.34%	to	-1.93%
2010	3,501	$8.98	to	$9.35	$ 31,928	1.44%	0.00%	to	1.50%	12.25%	to	14.02%
2009	2,700	$8.00	to	$8.20	$ 21,781	1.62%	0.00%	to	1.50%	31.36%	to	33.33%
American Funds American Mutual Fund® - Class R-4
2013	59	$14.60	to	$15.24	$ 888	1.90%	0.00%	to	1.40%	26.08%	to	26.92%
2012	5	$11.58	to	$11.74	$ 61	2.99%	0.75%	to	1.40%	10.60%	to	11.39%
2011	1	$10.47	to	$10.54	$ 6	(c)	0.75%	to	1.40%	(c)
2010	(c)	(c)			(c)	(c)	(c)			(c)
2009	(c)	(c)			(c)	(c)	(c)			(c)
Ariel Appreciation Fund - Investor Class
2013	35	$19.20	to	$21.84	$ 740	0.75%	0.60%	to	1.90%	43.50%	to	45.41%
2012	59	$13.38	to	$15.02	$ 866	0.91%	0.60%	to	1.90%	17.06%	to	18.64%
2011	55	$11.43	to	$12.66	$ 679	0.40%	0.60%	to	1.90%	-9.07%	to	-8.08%
2010	62	$12.40	to	$13.61	$ 833	-	0.75%	to	2.10%	17.20%	to	18.76%
2009	55	$10.58	to	$11.46	$ 622	0.20%	0.75%	to	2.10%	59.58%	to	61.70%

variable annuity account c of

ING life insurance and annuity company

Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
Ariel Fund - Investor Class
2013	571	$17.00	to	$27.52	$ 10,567	0.82%	0.00%	to	1.90%	41.91%	to	44.72%
2012	258	$11.93	to	$18.86	$ 3,328	0.97%	0.00%	to	1.90%	18.22%	to	20.37%
2011	286	$10.06	to	$15.99	$ 3,064	0.25%	0.00%	to	1.70%	-12.80%	to	-11.35%
2010	202	$11.52	to	$17.82	$ 2,518	-	0.00%	to	2.10%	23.35%	to	25.12%
2009	124	$9.68	to	$10.51	$ 1,271	-	0.70%	to	2.10%	60.42%	to	62.23%
Artisan International Fund - Investor Shares
2013	885	$11.10	to	$19.92	$ 10,284	1.14%	0.00%	to	1.50%	23.33%	to	25.18%
2012	537	$9.00	to	$15.91	$ 5,043	1.43%	0.00%	to	1.50%	23.46%	to	25.32%
2011	354	$7.29	to	$12.80	$ 2,674	1.43%	0.00%	to	1.50%	-8.65%	to	-7.23%
2010	306	$7.98	to	$13.98	$ 2,510	0.92%	0.00%	to	1.50%	4.44%	to	5.87%
2009	233	$7.64	to	$13.31	$ 1,829	1.95%	0.00%	to	1.50%	37.66%	to	39.75%
Aston/Fairpointe Mid Cap Fund - Class N
2013	1,924	$14.21	to	$18.57	$ 33,435	-	0.00%	to	1.50%	42.35%	to	44.51%
2012	712	$9.93	to	$12.85	$ 8,892	1.09%	0.00%	to	1.50%	14.67%	to	16.39%
2011	512	$10.77	to	$11.04	$ 5,556	0.24%	0.00%	to	1.50%	-7.87%	to	-6.79%
2010	249	$11.69	to	$11.79	$ 2,925	(b)	0.25%	to	1.50%	(b)
2009	(b)	(b)			(b)	(b)	(b)			(b)
BlackRock Equity Dividend Fund - Investor A Shares
2013	84	$16.38	to	$17.40	$ 1,434	1.80%	0.10%	to	1.65%	22.33%	to	24.20%
2012	74	$13.39	to	$14.01	$ 1,014	2.40%	0.10%	to	1.65%	10.52%	to	11.69%
2011	39	$12.26	to	$12.49	$ 487	2.09%	0.25%	to	1.25%	4.75%
2010	15	$11.80			$ 183	(b)	0.80%			(b)
2009	(b)	(b)			(b)	(b)	(b)			(b)
BlackRock Mid Cap Value Opportunities Fund - Investor A Shares
2013	696	$22.33	to	$23.94	$ 16,116	0.56%	0.00%	to	1.50%	31.35%	to	33.30%
2012	556	$17.00	to	$17.96	$ 9,764	0.37%	0.00%	to	1.50%	11.48%	to	13.17%
2011	478	$15.25	to	$15.91	$ 7,480	0.42%	0.00%	to	1.50%	-2.06%	to	-0.56%
2010	285	$15.57	to	$16.16	$ 4,516	-	0.00%	to	1.50%	24.01%	to	25.18%
2009	21	$12.58	to	$12.99	$ 263	(a)	0.40%	to	1.40%	(a)

variable annuity account c of

ING life insurance and annuity company

Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
Bond Fund of America - Class R-4
2013	819	$10.97	to	$11.94	$ 9,244	2.35%	0.00%	to	1.50%	-3.43%	to	-1.97%
2012	942	$11.36	to	$12.18	$ 10,954	2.62%	0.00%	to	1.50%	4.32%	to	5.91%
2011	831	$10.89	to	$11.50	$ 9,219	3.28%	0.00%	to	1.50%	4.91%	to	6.48%
2010	780	$10.38	to	$10.80	$ 8,210	4.03%	0.00%	to	1.50%	5.70%	to	7.25%
2009	604	$9.82	to	$10.07	$ 5,982	4.37%	0.00%	to	1.50%	13.13%	to	14.82%
Calvert VP SRI Balanced Portfolio
2013	1,917	$12.44	to	$41.44	$ 52,700	1.06%	0.00%	to	1.50%	16.21%	to	18.04%
2012	1,973	$10.64	to	$35.53	$ 46,174	1.25%	0.00%	to	1.50%	8.85%	to	10.41%
2011	2,054	$9.72	to	$32.50	$ 44,041	1.30%	0.00%	to	1.50%	2.98%	to	4.61%
2010	2,182	$9.38	to	$31.39	$ 45,223	1.41%	0.00%	to	1.50%	10.42%	to	12.09%
2009	2,270	$8.44	to	$28.29	$ 42,394	2.14%	0.00%	to	1.50%	23.43%	to	25.38%
Capital World Growth & Income FundSM, Inc. - Class R-3
2013	37	$17.80	to	$18.87	$ 685	2.17%	0.00%	to	1.25%	22.93%	to	24.55%
2012	35	$14.48	to	$15.15	$ 513	2.16%	0.00%	to	1.25%	17.34%	to	18.52%
2011	33	$12.34	to	$12.69	$ 415	2.06%	0.20%	to	1.25%	-9.00%	to	-8.04%
2010	27	$13.56	to	$13.80	$ 363	2.65%	0.20%	to	1.25%	6.85%	to	6.85%
2009	1	$12.84	to	$12.85	$ 14	(a)	0.50%	to	0.55%	(a)
Cohen & Steers Realty Shares
2013	220	$10.93	to	$11.37	$ 2,434	2.76%	0.00%	to	1.50%	1.58%	to	3.08%
2012	197	$10.76	to	$11.03	$ 2,138	2.49%	0.00%	to	1.50%	13.98%	to	15.46%
2011	71	$9.44	to	$9.52	$ 677	(c)	0.25%	to	1.50%	(c)
2010	(c)	(c)			(c)	(c)	(c)			(c)
2009	(c)	(c)			(c)	(c)	(c)			(c)
ColumbiaSM Acorn Fund® - Class A
2013	5	$18.40	to	$18.88	$ 103	-	0.80%	to	1.45%	28.67%	to	29.39%
2012	6	$14.30	to	$14.53	$ 85	-	0.90%	to	1.45%	15.88%	to	16.52%
2011	6	$12.34	to	$12.47	$ 69	-	0.90%	to	1.45%	-5.98%
2010	1	$13.20	to	$13.23	$ 9	(b)	0.95%	to	1.15%	(b)
2009	(b)	(b)			(b)	(b)	(b)			(b)

variable annuity account c of

ING life insurance and annuity company

Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ColumbiaSM Acorn Fund® - Class Z
2013	4	$15.42			$ 54	-	1.25%			29.25%
2012	3	$11.93			$ 39	-	1.25%			16.50%
2011	1,012	$10.24	to	$10.72	$ 10,848	0.32%	0.00%	to	1.25%	-5.80%	to	-4.63%
2010	631	$10.87	to	$11.24	$ 7,095	0.17%	0.00%	to	1.25%	24.37%	to	26.01%
2009	275	$8.74	to	$8.92	$ 2,451	0.31%	0.00%	to	1.25%	37.85%	to	39.59%
Columbia Mid Cap Value Fund - Class A
2013	419	$13.72	to	$14.89	$ 5,980	0.40%	0.15%	to	1.60%	32.95%	to	34.88%
2012	388	$10.32	to	$10.98	$ 4,121	0.76%	0.25%	to	1.60%	14.67%	to	16.22%
2011	413	$9.00	to	$9.45	$ 3,805	0.57%	0.25%	to	1.60%	-5.74%	to	-4.55%
2010	399	$9.54	to	$9.90	$ 3,877	1.20%	0.25%	to	1.65%	21.09%	to	22.68%
2009	371	$7.90	to	$8.11	$ 2,961	0.84%	0.00%	to	1.60%	30.15%	to	32.30%
Columbia Mid Cap Value Fund - Class Z
2013	-	$14.56			$ 2	-	0.80%			34.32%
2012	-	$10.84			$ 1	0.75%	0.80%			15.94%
2011	557	$9.35	to	$9.63	$ 5,363	1.04%	0.00%	to	0.80%	-4.79%	to	-3.99%
2010	273	$9.82	to	$10.03	$ 2,739	1.48%	0.00%	to	0.80%	22.14%	to	23.22%
2009	161	$8.04	to	$8.14	$ 1,314	1.07%	0.00%	to	0.80%	31.59%	to	32.57%
CRM Mid Cap Value Fund - Investor Shares
2013	15	$19.53	to	$20.60	$ 313	0.37%	0.45%	to	1.60%	30.99%	to	32.48%
2012	15	$14.83	to	$15.55	$ 232	0.89%	0.45%	to	1.75%	15.93%	to	17.09%
2011	16	$12.93	to	$13.28	$ 216	0.46%	0.45%	to	1.45%	-8.33%	to	-7.59%
2010	16	$14.11	to	$14.37	$ 223	0.68%	0.45%	to	1.55%	17.78%	to	18.08%
2009	6	$12.15	to	$12.17	$ 70	(a)	0.45%	to	0.70%	(a)
Delaware Diversified Income Fund - Class A
2013	191	$9.86			$ 1,887	4.09%	0.95%			-2.38%
2012	79	$10.10			$ 801	(d)	0.95%			(d)
2011	(d)	(d)			(d)	(d)	(d)			(d)
2010	(d)	(d)			(d)	(d)	(d)			(d)
2009	(d)	(d)			(d)	(d)	(d)			(d)

variable annuity account c of

ING life insurance and annuity company

Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
Delaware Small Cap Value Fund - Class A
2013	9	$12.03	to	$12.11	$ 109	(e)	0.25%	to	1.25%	(e)
2012	(e)	(e)			(e)	(e)	(e)			(e)
2011	(e)	(e)			(e)	(e)	(e)			(e)
2010	(e)	(e)			(e)	(e)	(e)			(e)
2009	(e)	(e)			(e)	(e)	(e)			(e)
Dodge & Cox International Stock Fund
2013	26	$14.22	to	$15.05	$ 380	1.99%	0.50%	to	1.95%	23.87%	to	25.42%
2012	19	$11.48	to	$11.88	$ 224	2.78%	0.75%	to	1.95%	18.85%	to	20.12%
2011	14	$9.69	to	$9.89	$ 136	4.29%	0.75%	to	1.85%	-
2010	-	$11.80			$ 4	(b)	1.35%			(b)
2009	(b)	(b)			(b)	(b)	(b)			(b)
Dodge & Cox Stock Fund
2013	7	$17.93	to	$18.87	$ 128	1.28%	0.50%	to	1.80%	38.03%
2012	2	$12.99	to	$13.16	$ 28	(f)	1.35%	to	1.80%	(f)
2011	2	$10.86	to	$10.98	$ 24	(c)	1.15%	to	1.70%	(c)
2010	(c)	(c)			(c)	(c)	(c)			(c)
2009	(c)	(c)			(c)	(c)	(c)			(c)
DWS Equity 500 Index Fund - Class S
2013	33	$20.41			$ 676	1.89%	1.00%			30.67%
2012	31	$15.62			$ 491	2.02%	1.00%			14.43%
2011	29	$13.65			$ 400	1.86%	1.00%			0.89%
2010	26	$13.53			$ 351	1.67%	1.00%			13.79%
2009	21	$11.89			$ 247	1.93%	1.00%			25.03%
Eaton Vance Large-Cap Value Fund - Class R
2013	7	$18.18	to	$18.91	$ 131	0.87%	0.20%	to	1.05%	28.16%	to	28.73%
2012	7	$14.13	to	$14.69	$ 98	1.39%	0.20%	to	1.25%	14.04%	to	15.31%
2011	4	$12.29	to	$12.74	$ 46	2.38%	0.20%	to	1.55%	-5.26%	to	-4.93%
2010	3	$13.20	to	$13.40	$ 38	-	0.20%	to	1.10%	9.09%	to	9.17%
2009	1	$12.21			$ 13	(a)	0.50%	to	0.55%	(a)

variable annuity account c of

ING life insurance and annuity company

Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
EuroPacific Growth Fund® - Class R-3
2013	410	$19.07	to	$22.23	$ 8,662	0.65%	0.00%	to	1.55%	18.01%	to	19.77%
2012	494	$16.16	to	$18.56	$ 8,750	1.35%	0.00%	to	1.55%	17.02%	to	18.90%
2011	649	$13.81	to	$15.61	$ 9,736	1.18%	0.00%	to	1.55%	-15.17%	to	-13.85%
2010	742	$16.06	to	$18.12	$ 12,954	1.19%	0.00%	to	1.75%	7.21%	to	9.09%
2009	721	$14.98	to	$16.61	$ 11,577	1.76%	0.00%	to	1.75%	36.31%	to	38.65%
EuroPacific Growth Fund® - Class R-4
2013	15,518	$10.61	to	$22.67	$ 314,660	1.02%	0.00%	to	1.50%	18.42%	to	20.50%
2012	15,728	$8.91	to	$18.86	$ 268,614	1.82%	0.00%	to	1.50%	17.44%	to	19.23%
2011	16,297	$7.54	to	$15.82	$ 235,342	1.54%	0.00%	to	1.50%	-14.91%	to	-13.60%
2010	16,595	$8.81	to	$18.31	$ 279,835	1.48%	0.00%	to	1.50%	7.74%	to	9.40%
2009	15,890	$8.12	to	$16.80	$ 247,037	2.00%	0.00%	to	1.50%	37.08%	to	39.25%
Fidelity® Advisor New Insights Fund - Institutional Class
2013	40	$17.49	to	$18.58	$ 729	-	0.40%	to	1.95%	30.13%	to	32.15%
2012	34	$13.44	to	$14.06	$ 465	-	0.40%	to	1.95%	14.15%	to	15.72%
2011	22	$11.82	to	$12.15	$ 259	-	0.40%	to	1.85%	-
2010	3	$12.21	to	$12.24	$ 38	(b)	0.90%	to	1.15%	(b)
2009	(b)	(b)			(b)	(b)	(b)			(b)
Fidelity® VIP Equity-Income Portfolio - Initial Class
2013	10,575	$11.91	to	$41.19	$ 306,607	2.51%	0.00%	to	1.95%	25.63%	to	28.10%
2012	11,678	$9.38	to	$32.52	$ 264,552	3.11%	0.00%	to	1.95%	15.02%	to	17.37%
2011	13,226	$8.07	to	$28.04	$ 256,279	2.48%	0.00%	to	1.95%	-0.94%	to	1.01%
2010	14,409	$8.06	to	$28.09	$ 280,318	1.76%	0.00%	to	2.15%	12.73%	to	15.25%
2009	15,503	$7.06	to	$24.68	$ 263,715	2.20%	0.00%	to	2.15%	27.38%	to	30.20%
Fidelity® VIP Growth Portfolio - Initial Class
2013	10,711	$12.30	to	$41.23	$ 275,001	0.28%	0.00%	to	1.75%	33.95%	to	36.33%
2012	11,796	$9.10	to	$30.59	$ 225,077	0.62%	0.00%	to	1.75%	12.69%	to	14.70%
2011	12,717	$8.01	to	$26.98	$ 214,512	0.38%	0.00%	to	1.80%	-1.49%	to	0.18%
2010	13,207	$8.07	to	$27.24	$ 225,726	0.34%	0.00%	to	1.85%	21.91%	to	24.36%
2009	13,653	$6.55	to	$22.19	$ 190,848	0.43%	0.00%	to	1.85%	25.83%	to	28.29%

variable annuity account c of

ING life insurance and annuity company

Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
Fidelity® VIP High Income Portfolio - Initial Class
2013	759	$14.91	to	$15.91	$ 11,354	5.55%	0.95%	to	1.50%	4.40%	to	5.00%
2012	852	$14.20	to	$15.24	$ 12,167	6.21%	0.95%	to	1.50%	12.56%	to	13.15%
2011	770	$12.55	to	$13.54	$ 9,729	6.80%	0.95%	to	1.50%	2.42%	to	3.04%
2010	812	$12.18	to	$13.22	$ 9,957	7.77%	0.95%	to	1.50%	12.13%	to	12.78%
2009	828	$10.80	to	$11.79	$ 9,003	9.19%	0.95%	to	1.50%	41.88%	to	42.48%
Fidelity® VIP Overseas Portfolio - Initial Class
2013	1,864	$9.83	to	$27.07	$ 36,312	1.36%	0.00%	to	1.50%	28.47%	to	30.42%
2012	1,924	$7.61	to	$20.76	$ 29,379	1.91%	0.00%	to	1.50%	18.92%	to	20.83%
2011	2,181	$6.36	to	$17.19	$ 27,985	1.44%	0.00%	to	1.50%	-18.39%	to	-17.16%
2010	2,316	$7.74	to	$20.75	$ 36,340	1.31%	0.00%	to	1.50%	11.42%	to	13.20%
2009	2,527	$6.90	to	$18.33	$ 35,651	2.07%	0.00%	to	1.50%	24.57%	to	26.52%
Fidelity® VIP Contrafund® Portfolio - Initial Class
2013	34,517	$12.81	to	$54.32	$ 1,320,713	1.07%	0.00%	to	1.95%	28.75%	to	31.32%
2012	36,247	$9.84	to	$41.86	$ 1,085,469	1.39%	0.00%	to	1.95%	14.15%	to	16.42%
2011	37,831	$8.53	to	$36.35	$ 988,331	1.03%	0.00%	to	1.95%	-4.39%	to	-2.54%
2010	38,963	$8.83	to	$37.67	$ 1,058,819	1.19%	0.00%	to	2.15%	14.74%	to	17.37%
2009	40,206	$7.59	to	$32.46	$ 970,509	1.37%	0.00%	to	2.15%	32.82%	to	35.75%
Fidelity® VIP Index 500 Portfolio - Initial Class
2013	3,904	$39.21	to	$39.37	$ 153,676	1.96%	0.95%	to	1.20%	30.71%	to	31.01%
2012	3,845	$29.93	to	$30.12	$ 115,759	2.20%	0.95%	to	1.10%	14.66%	to	14.81%
2011	3,936	$26.07	to	$26.27	$ 103,342	1.98%	0.95%	to	1.00%	1.04%	to	1.09%
2010	4,089	$25.79	to	$26.00	$ 106,249	1.90%	0.95%	to	1.00%	13.84%	to	13.91%
2009	4,173	$22.64	to	$22.84	$ 95,244	2.48%	0.95%	to	1.00%	25.36%	to	25.43%
Fidelity® VIP Mid Cap Portfolio - Initial Class
2013	1,290	$21.60			$ 27,855	0.52%	-			36.19%
2012	1,299	$15.86			$ 20,599	0.66%	-			14.84%
2011	1,311	$13.81			$ 18,110	0.26%	-			-10.61%
2010	1,329	$15.45			$ 20,531	0.39%	-			28.86%
2009	1,163	$11.99			$ 13,948	0.73%	-			40.07%

variable annuity account c of

ING life insurance and annuity company

Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
Fidelity® VIP Asset Manager Portfolio - Initial Class
2013	814	$28.46	to	$28.57	$ 23,250	1.53%	0.95%	to	1.20%	14.33%	to	14.62%
2012	905	$24.83	to	$24.99	$ 22,592	1.59%	0.95%	to	1.10%	11.26%	to	11.40%
2011	930	$22.29	to	$22.46	$ 20,844	2.01%	0.95%	to	1.00%	-3.52%	to	-3.46%
2010	947	$23.09	to	$23.28	$ 22,008	1.67%	0.95%	to	1.00%	13.12%	to	13.19%
2009	979	$20.40	to	$20.58	$ 20,099	2.41%	0.95%	to	1.00%	27.83%	to	27.90%
Mutual Global Discovery Fund - Class R
2013	113	$13.03	to	$24.06	$ 2,610	1.27%	0.15%	to	1.55%	23.10%	to	24.86%
2012	131	$10.55	to	$19.27	$ 2,419	1.30%	0.15%	to	1.55%	11.32%	to	12.89%
2011	171	$15.28	to	$17.07	$ 2,800	1.26%	0.15%	to	1.55%	-4.68%	to	-3.42%
2010	228	$15.81	to	$17.53	$ 3,888	1.60%	0.25%	to	1.75%	8.96%	to	10.53%
2009	217	$14.51	to	$16.09	$ 3,353	0.89%	0.00%	to	1.75%	18.87%	to	20.31%
Franklin Small-Mid Cap Growth Fund - Class A
2013	36	$18.95	to	$22.10	$ 759	-	0.20%	to	1.75%	36.60%	to	38.30%
2012	36	$14.29	to	$15.98	$ 553	-	0.20%	to	1.45%	9.17%	to	10.59%
2011	49	$12.78	to	$14.45	$ 673	-	0.20%	to	1.75%	-6.58%	to	-5.57%
2010	47	$13.68	to	$15.12	$ 681	-	0.30%	to	1.75%	26.20%	to	28.04%
2009	50	$10.84	to	$11.81	$ 563	-	0.30%	to	1.75%	40.78%	to	42.81%
Franklin Small Cap Value Securities Fund - Class 2
2013	4,953	$15.61	to	$32.84	$ 144,001	1.30%	0.00%	to	1.75%	33.84%	to	36.21%
2012	5,113	$11.56	to	$24.11	$ 110,112	0.79%	0.00%	to	1.75%	16.34%	to	18.42%
2011	5,934	$9.85	to	$20.36	$ 109,148	0.70%	0.00%	to	1.75%	-5.40%	to	-3.71%
2010	6,233	$10.33	to	$21.19	$ 119,932	0.74%	0.00%	to	1.95%	25.72%	to	28.24%
2009	5,720	$8.12	to	$16.69	$ 86,667	1.55%	0.00%	to	1.95%	26.67%	to	29.30%
Growth Fund of America - Class R-3
2013	819	$15.26	to	$21.05	$ 15,914	0.03%	0.00%	to	1.55%	31.37%	to	33.40%
2012	847	$11.56	to	$15.78	$ 12,373	0.44%	0.00%	to	1.55%	18.35%	to	20.18%
2011	1,165	$9.71	to	$13.13	$ 14,365	0.34%	0.00%	to	1.55%	-6.60%	to	-5.13%
2010	1,342	$10.34	to	$13.84	$ 17,580	0.60%	0.00%	to	1.75%	9.96%	to	11.97%
2009	1,299	$9.33	to	$12.36	$ 15,280	0.73%	0.00%	to	1.75%	31.80%	to	34.06%

variable annuity account c of

ING life insurance and annuity company

Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
Growth Fund of America - Class R-4
2013	18,546	$13.12	to	$21.64	$ 363,914	0.33%	0.00%	to	1.50%	31.83%	to	33.83%
2012	19,382	$9.90	to	$16.17	$ 287,158	0.76%	0.00%	to	1.50%	18.73%	to	20.61%
2011	21,865	$8.28	to	$13.42	$ 271,700	0.64%	0.00%	to	1.50%	-6.27%	to	-4.82%
2010	23,779	$8.79	to	$14.10	$ 313,633	0.88%	0.00%	to	1.50%	10.63%	to	12.30%
2009	23,386	$7.89	to	$12.56	$ 277,112	1.00%	0.00%	to	1.50%	32.53%	to	34.63%
The Hartford Capital Appreciation Fund - Class R4
2013	-	$16.26			-	-	0.65%			40.78%
2012	14	$11.55			$ 159	0.60%	0.65%			19.44%
2011	18	$9.67			$ 173	1.65%	0.65%			-15.77%
2010	17	$11.48			$ 190	(b)	0.65%			(b)
2009	(b)	(b)			(b)	(b)	(b)			(b)
The Hartford Dividend And Growth Fund - Class R4
2013	-	$16.33			$ 4	3.02%	0.65%			30.12%
2012	21	$12.55			$ 261	1.38%	0.65%			12.15%
2011	2	$11.19			$ 28	-	0.65%			0.27%
2010	4	$11.16			$ 46	(b)	0.65%			(b)
2009	(b)	(b)			(b)	(b)	(b)			(b)
Income Fund of America - Class R-3
2013	131	$16.49	to	$19.23	$ 2,392	3.02%	0.00%	to	1.55%	15.96%	to	17.76%
2012	129	$14.22	to	$16.33	$ 1,985	3.31%	0.00%	to	1.55%	10.00%	to	11.62%
2011	153	$13.10	to	$14.63	$ 2,121	3.64%	0.00%	to	1.40%	3.72%	to	5.18%
2010	147	$12.33	to	$13.91	$ 1,942	3.82%	0.00%	to	1.75%	9.70%	to	11.55%
2009	149	$11.24	to	$12.47	$ 1,778	4.47%	0.00%	to	1.75%	21.91%	to	24.08%
ING Balanced Portfolio - Class I
2013	10,790	$12.18	to	$48.94	$ 317,105	2.18%	0.00%	to	1.95%	14.46%	to	16.71%
2012	12,021	$10.53	to	$42.33	$ 305,260	3.11%	0.00%	to	1.95%	11.45%	to	13.65%
2011	13,209	$9.35	to	$37.60	$ 299,261	2.79%	0.00%	to	1.95%	-3.28%	to	-1.33%
2010	14,952	$9.56	to	$38.46	$ 347,585	2.78%	0.00%	to	1.95%	11.89%	to	14.19%
2009	16,466	$8.44	to	$34.02	$ 341,845	4.46%	0.00%	to	1.95%	16.92%	to	19.28%

variable annuity account c of

ING life insurance and annuity company

Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Growth Opportunities Fund - Class A
2013	6	$17.53			$ 107	-	1.15%			26.94%
2012	5	$13.81			$ 63	(d)	1.15%			(d)
2011	(d)	(d)			(d)	(d)	(d)			(d)
2010	(d)	(d)			(d)	(d)	(d)			(d)
2009	(d)	(d)			(d)	(d)	(d)			(d)
ING Large Cap Value Fund - Class A
2013	-	$12.17			$ 6	(e)	0.50%			(e)
2012	(e)	(e)			(e)	(e)	(e)			(e)
2011	(e)	(e)			(e)	(e)	(e)			(e)
2010	(e)	(e)			(e)	(e)	(e)			(e)
2009	(e)	(e)			(e)	(e)	(e)			(e)
ING MidCap Opportunities Fund - Class A
2013	-	$12.20			$ 1	(e)	0.35%			(e)
2012	(e)	(e)			(e)	(e)	(e)			(e)
2011	(e)	(e)			(e)	(e)	(e)			(e)
2010	(e)	(e)			(e)	(e)	(e)			(e)
2009	(e)	(e)			(e)	(e)	(e)			(e)
ING Real Estate Fund - Class A
2013	89	$19.24	to	$22.44	$ 1,908	2.18%	0.00%	to	1.55%	0.21%	to	1.77%
2012	92	$19.20	to	$22.05	$ 1,954	2.17%	0.00%	to	1.55%	13.80%	to	15.32%
2011	114	$17.05	to	$19.12	$ 2,098	1.97%	0.00%	to	1.45%	7.85%	to	9.32%
2010	117	$15.50	to	$17.49	$ 1,971	2.35%	0.00%	to	1.75%	25.63%	to	27.39%
2009	122	$12.60	to	$13.73	$ 1,611	3.77%	0.00%	to	1.45%	27.79%	to	29.65%
ING GNMA Income Fund - Class A
2013	294	$10.58	to	$16.86	$ 3,821	3.38%	0.00%	to	1.55%	-3.32%	to	-1.84%
2012	338	$10.94	to	$17.22	$ 4,456	3.62%	0.00%	to	1.55%	1.30%	to	2.90%
2011	355	$10.80	to	$16.78	$ 4,837	3.86%	0.00%	to	1.55%	5.73%	to	7.40%
2010	367	$10.20	to	$15.66	$ 4,750	3.74%	0.00%	to	1.55%	4.56%	to	6.24%
2009	388	$11.85	to	$12.98	$ 4,826	4.15%	0.00%	to	1.55%	3.40%	to	4.93%

variable annuity account c of

ING life insurance and annuity company

Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Intermediate Bond Fund - Class A
2013	141	$12.95	to	$15.10	$ 2,006	2.89%	0.00%	to	1.55%	-2.26%	to	-0.72%
2012	225	$13.25	to	$15.21	$ 3,250	4.51%	0.00%	to	1.55%	7.20%	to	8.80%
2011	251	$12.36	to	$13.98	$ 3,356	4.24%	0.00%	to	1.55%	6.00%	to	7.79%
2010	326	$11.66	to	$12.97	$ 4,053	5.17%	0.00%	to	1.55%	8.06%	to	9.64%
2009	334	$10.79	to	$11.83	$ 3,799	6.26%	0.00%	to	1.55%	11.01%	to	12.88%
ING Intermediate Bond Portfolio - Class I
2013	14,430	$12.72	to	$102.02	$ 348,194	3.16%	0.00%	to	1.95%	-2.05%	to	0.14%
2012	16,602	$12.85	to	$103.21	$ 408,463	4.58%	0.00%	to	1.95%	7.24%	to	9.37%
2011	17,019	$11.86	to	$95.33	$ 386,933	4.47%	0.00%	to	1.95%	5.49%	to	7.59%
2010	17,564	$11.13	to	$89.57	$ 383,698	5.05%	0.00%	to	1.95%	7.67%	to	9.98%
2009	18,464	$10.21	to	$82.40	$ 378,989	6.63%	0.00%	to	2.05%	9.31%	to	11.57%
ING Intermediate Bond Portfolio - Class S
2013	74	$13.45			$ 993	2.92%	0.35%			-0.74%
2012	89	$13.55			$ 1,202	4.71%	0.35%			8.66%
2011	74	$12.47			$ 922	5.44%	0.35%			6.95%
2010	44	$11.66			$ 511	5.81%	0.35%			9.07%
2009	33	$10.69			$ 349	7.13%	0.35%			10.89%
ING BlackRock Health Sciences Opportunities Portfolio - Service Class
2013	1,571	$15.63	to	$22.98	$ 33,208	0.06%	0.00%	to	1.50%	42.18%	to	44.40%
2012	974	$10.93	to	$15.92	$ 14,469	0.74%	0.00%	to	1.50%	16.98%	to	18.72%
2011	892	$9.29	to	$13.41	$ 11,294	0.58%	0.00%	to	1.50%	3.15%	to	4.83%
2010	826	$8.95	to	$12.80	$ 10,075	-	0.00%	to	1.50%	5.44%	to	6.93%
2009	846	$8.43	to	$11.97	$ 9,719	-	0.00%	to	1.50%	18.24%	to	20.17%
ING BlackRock Inflation Protected Bond Portfolio - Adviser Class
2013	6	$10.20			$ 65	-	0.35%			-9.41%
2012	9	$11.26			$ 97	-	0.35%			5.73%
2011	7	$10.65			$ 74	(c)	0.35%			(c)
2010	(c)	(c)			(c)	(c)	(c)			(c)
2009	(c)	(c)			(c)	(c)	(c)			(c)

variable annuity account c of

ING life insurance and annuity company

Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING BlackRock Large Cap Growth Portfolio - Institutional Class
2013	7,611	$12.22	to	$14.41	$ 101,984	1.35%	0.00%	to	1.50%	31.41%	to	33.80%
2012	8,458	$9.29	to	$10.77	$ 85,929	0.77%	0.00%	to	1.50%	13.02%	to	14.73%
2011	9,172	$8.22	to	$9.41	$ 82,025	0.62%	0.00%	to	1.50%	-2.78%	to	-1.25%
2010	9,256	$8.45	to	$9.53	$ 84,717	0.46%	0.00%	to	1.50%	11.91%	to	13.72%
2009	9,710	$7.55	to	$8.39	$ 79,020	0.58%	0.00%	to	1.50%	28.62%	to	30.69%
ING BlackRock Large Cap Growth Portfolio - Service Class
2013	20	$13.74	to	$20.34	$ 288	0.76%	0.00%	to	1.40%	31.28%	to	33.06%
2012	47	$10.37	to	$15.37	$ 502	0.57%	0.00%	to	1.40%	13.77%	to	14.47%
2011	51	$10.49	to	$13.51	$ 551	0.54%	0.00%	to	1.30%	-2.05%	to	-1.55%
2010	18	$10.71	to	$10.95	$ 196	-	0.00%	to	0.50%	12.86%	to	13.47%
2009	17	$9.49	to	$9.65	$ 158	-	0.00%	to	0.50%	29.47%	to	30.23%
ING BlackRock Large Cap Growth Portfolio - Service 2 Class
2013	24	$13.67			$ 329	0.96%	0.35%			32.46%
2012	29	$10.32			$ 294	0.36%	0.35%			13.78%
2011	29	$9.07			$ 261	0.42%	0.35%			-1.95%
2010	24	$9.25			$ 220	-	0.35%			12.80%
2009	22	$8.20			$ 177	-	0.35%			29.54%
ING Clarion Global Real Estate Portfolio - Adviser Class
2013	1	$11.43			$ 6	-	0.35%			2.97%
2012	1	$11.10			$ 7	-	0.35%			24.72%
2011	-	$8.90			$ 2	(c)	0.35%			(c)
2010	(c)	(c)			(c)	(c)	(c)			(c)
2009	(c)	(c)			(c)	(c)	(c)			(c)
ING Clarion Global Real Estate Portfolio - Institutional Class
2013	6,640	$12.01	to	$13.02	$ 82,599	6.06%	0.00%	to	1.50%	2.39%	to	3.99%
2012	6,449	$11.73	to	$12.52	$ 77,810	0.80%	0.00%	to	1.50%	24.21%	to	26.08%
2011	5,765	$9.44	to	$9.93	$ 55,561	3.83%	0.00%	to	1.50%	-6.63%	to	-5.16%
2010	5,816	$10.11	to	$10.47	$ 59,612	8.70%	0.00%	to	1.50%	14.63%	to	16.33%
2009	5,675	$8.82	to	$9.00	$ 50,442	2.45%	0.00%	to	1.50%	31.79%	to	33.73%

variable annuity account c of

ING life insurance and annuity company

Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Clarion Real Estate Portfolio - Adviser Class
2013	3	$11.39			$ 38	-	0.35%			1.33%
2012	4	$11.24			$ 41	-	0.35%			14.69%
2011	2	$9.80			$ 18	(c)	0.35%			(c)
2010	(c)	(c)			(c)	(c)	(c)			(c)
2009	(c)	(c)			(c)	(c)	(c)			(c)
ING Clarion Real Estate Portfolio - Institutional Class
2013	145	$12.34	to	$13.34	$ 1,928	1.65%	0.95%	to	1.95%	0.24%	to	1.29%
2012	175	$12.31	to	$13.17	$ 2,303	1.30%	0.95%	to	1.95%	13.56%	to	14.72%
2011	188	$10.84	to	$11.48	$ 2,157	2.40%	0.95%	to	1.95%	7.65%	to	8.71%
2010	182	$10.07	to	$10.56	$ 1,924	3.64%	0.95%	to	1.95%	25.88%	to	27.08%
2009	158	$8.00	to	$8.31	$ 1,315	3.43%	0.95%	to	1.95%	34.90%
ING Clarion Real Estate Portfolio - Service Class
2013	3,817	$11.47	to	$14.09	$ 50,213	1.43%	0.00%	to	1.50%	0.48%	to	2.13%
2012	4,181	$11.34	to	$13.80	$ 54,384	1.03%	0.00%	to	1.55%	13.69%	to	15.52%
2011	4,216	$9.91	to	$11.95	$ 48,009	1.33%	0.00%	to	1.55%	7.87%	to	9.53%
2010	3,935	$9.13	to	$10.91	$ 41,259	3.37%	0.00%	to	1.50%	26.02%	to	28.05%
2009	3,220	$7.19	to	$8.52	$ 26,610	3.48%	0.00%	to	1.55%	33.83%	to	35.89%
ING FMRSM Diversified Mid Cap Portfolio - Institutional Class
2013	2,570	$14.19	to	$14.28	$ 36,469	0.74%	0.00%	to	0.45%	35.79%	to	36.39%
2012	2,655	$10.45	to	$10.47	$ 27,744	(d)	0.00%	to	0.45%	(d)
2011	(d)	(d)			(d)	(d)	(d)			(d)
2010	(d)	(d)			(d)	(d)	(d)			(d)
2009	(d)	(d)			(d)	(d)	(d)			(d)
ING FMRSM Diversified Mid Cap Portfolio - Service Class
2013	2,805	$14.08	to	$23.06	$ 59,652	0.47%	0.00%	to	1.60%	33.87%	to	36.01%
2012	3,077	$10.44	to	$16.96	$ 48,491	0.53%	0.00%	to	1.60%	12.81%	to	14.67%
2011	4,580	$9.19	to	$14.79	$ 64,098	0.20%	0.00%	to	1.60%	-12.28%	to	-10.93%
2010	4,086	$10.41	to	$16.61	$ 64,558	0.15%	0.00%	to	1.80%	26.45%	to	28.45%
2009	3,350	$8.18	to	$12.94	$ 41,611	0.53%	0.00%	to	1.50%	37.05%	to	39.14%

variable annuity account c of

ING life insurance and annuity company

Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING FMRSM Diversified Mid Cap Portfolio - Service 2 Class
2013	3	$13.16			$ 38	-	0.35%			35.39%
2012	1	$9.72			$ 8	-	0.35%			14.08%
2011	1	$8.52			$ 12	(c)	0.35%			(c)
2010	(c)	(c)			(c)	(c)	(c)			(c)
2009	(c)	(c)			(c)	(c)	(c)			(c)
ING Global Resources Portfolio - Adviser Class
2013	-	$9.54			$ 1	-	0.35%			12.77%
2012	-	$8.46			$ 2	-	0.35%			-3.42%
2011	-	$8.76			$ 2	(c)	0.35%			(c)
2010	(c)	(c)			(c)	(c)	(c)			(c)
2009	(c)	(c)			(c)	(c)	(c)			(c)
ING Global Resources Portfolio - Institutional Class
2013	2	$13.82			$ 28	-	0.20%			13.65%
2012	2	$12.16			$ 26	-	0.20%			-2.80%
2011	2	$12.51			$ 30	-	0.20%			-9.08%
2010	2	$13.76			$ 33	-	0.20%			21.66%
2009	2	$11.31			$ 27	-	0.20%			37.59%
ING Global Resources Portfolio - Service Class
2013	7,743	$9.64	to	$14.93	$ 97,667	0.94%	0.00%	to	1.50%	11.89%	to	13.63%
2012	9,081	$8.56	to	$13.18	$ 101,734	0.79%	0.00%	to	1.50%	-4.24%	to	-2.84%
2011	10,492	$8.89	to	$13.59	$ 122,291	0.60%	0.00%	to	1.50%	-10.51%	to	-9.13%
2010	10,301	$9.88	to	$15.01	$ 133,413	0.85%	0.00%	to	1.50%	19.77%	to	21.64%
2009	10,029	$8.19	to	$12.38	$ 107,768	0.30%	0.00%	to	1.50%	35.47%	to	37.64%
ING Invesco Growth and Income Portfolio - Institutional Class
2013	886	$13.84	to	$13.93	$ 12,257	1.54%	0.00%	to	0.45%	33.59%	to	34.20%
2012	634	$10.36	to	$10.38	$ 6,568	(d)	0.00%	to	0.45%	(d)
2011	(d)	(d)			(d)	(d)	(d)			(d)
2010	(d)	(d)			(d)	(d)	(d)			(d)
2009	(d)	(d)			(d)	(d)	(d)			(d)

variable annuity account c of

ING life insurance and annuity company

Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Invesco Growth and Income Portfolio - Service Class
2013	1,496	$13.18	to	$18.79	$ 25,945	1.37%	0.00%	to	1.50%	31.89%	to	33.98%
2012	1,367	$9.94	to	$14.04	$ 17,841	2.25%	0.00%	to	1.50%	12.91%	to	14.61%
2011	1,721	$8.75	to	$12.25	$ 19,901	1.21%	0.00%	to	1.50%	-3.65%	to	-2.16%
2010	1,829	$9.03	to	$12.52	$ 21,766	0.24%	0.00%	to	1.50%	10.79%	to	12.49%
2009	1,715	$8.09	to	$11.13	$ 18,265	1.34%	0.00%	to	1.50%	22.12%	to	23.98%
ING JPMorgan Emerging Markets Equity Portfolio - Adviser Class
2013	15	$17.85			$ 265	0.70%	0.35%			-6.40%
2012	16	$19.07			$ 307	-	0.35%			18.30%
2011	18	$16.12			$ 286	0.87%	0.35%			-18.83%
2010	20	$19.86			$ 405	0.48%	0.35%			19.49%
2009	25	$16.62			$ 421	1.01%	0.35%			70.29%
ING JPMorgan Emerging Markets Equity Portfolio - Institutional Class
2013	1,302	$18.57	to	$18.67	$ 24,242	1.13%	0.95%	to	1.20%	-6.54%	to	-6.37%
2012	1,631	$19.87	to	$19.94	$ 32,471	-	0.95%	to	1.10%	17.99%	to	18.20%
2011	1,715	$16.84	to	$16.87	$ 28,902	1.10%	0.95%	to	1.00%	-18.84%	to	-18.82%
2010	1,953	$20.75	to	$20.78	$ 40,548	0.67%	0.95%	to	1.00%	19.39%	to	19.49%
2009	2,123	$17.38	to	$17.39	$ 36,901	1.51%	0.95%	to	1.00%	70.32%	to	70.39%
ING JPMorgan Emerging Markets Equity Portfolio - Service Class
2013	973	$8.88	to	$23.46	$ 20,444	0.87%	0.00%	to	1.50%	-7.12%	to	-5.78%
2012	1,166	$9.51	to	$24.70	$ 26,309	-	0.00%	to	1.50%	17.35%	to	19.08%
2011	1,268	$8.05	to	$20.76	$ 23,894	0.83%	0.00%	to	1.50%	-19.51%	to	-18.26%
2010	1,441	$9.94	to	$25.42	$ 33,720	0.48%	0.00%	to	1.55%	18.45%	to	20.31%
2009	1,541	$8.33	to	$21.25	$ 30,187	1.31%	0.00%	to	1.55%	68.93%	to	71.51%
ING JPMorgan Small Cap Core Equity Portfolio - Adviser Class
2013	1	$14.78			$ 22	-	0.35%			38.13%
2012	1	$10.70			$ 16	-	0.35%			17.84%
2011	1	$9.08			$ 9	(c)	0.35%			(c)
2010	(c)	(c)			(c)	(c)	(c)			(c)
2009	(c)	(c)			(c)	(c)	(c)			(c)

variable annuity account c of

ING life insurance and annuity company

Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING JPMorgan Small Cap Core Equity Portfolio - Institutional Class
2013	1,325	$14.69	to	$14.78	$ 19,469	0.95%	0.00%	to	0.45%	38.72%	to	39.43%
2012	851	$10.59	to	$10.60	$ 9,013	(d)	0.00%	to	0.45%	(d)
2011	(d)	(d)			(d)	(d)	(d)			(d)
2010	(d)	(d)			(d)	(d)	(d)			(d)
2009	(d)	(d)			(d)	(d)	(d)			(d)
ING JPMorgan Small Cap Core Equity Portfolio - Service Class
2013	816	$16.48	to	$24.02	$ 17,992	0.83%	0.00%	to	1.65%	36.86%	to	39.00%
2012	524	$11.97	to	$17.29	$ 8,402	0.25%	0.00%	to	1.50%	16.92%	to	18.67%
2011	631	$10.18	to	$14.57	$ 8,714	0.37%	0.00%	to	1.50%	-2.80%	to	-1.29%
2010	466	$10.41	to	$14.76	$ 6,554	0.28%	0.00%	to	1.50%	24.86%	to	26.70%
2009	324	$8.29	to	$11.65	$ 3,617	0.45%	0.00%	to	1.50%	25.40%	to	27.40%
ING Large Cap Growth Portfolio - Adviser Class
2013	12	$15.71			$ 187	0.58%	0.35%			29.83%
2012	13	$12.10			$ 155	0.75%	0.35%			17.13%
2011	11	$10.33			$ 113	(c)	0.35%			(c)
2010	(c)	(c)			(c)	(c)	(c)			(c)
2009	(c)	(c)			(c)	(c)	(c)			(c)
ING Large Cap Growth Portfolio - Institutional Class
2013	16,193	$15.41	to	$21.32	$ 254,592	0.54%	0.00%	to	1.50%	29.01%	to	31.09%
2012	15,966	$11.94	to	$16.43	$ 193,340	0.58%	0.00%	to	1.50%	16.26%	to	18.10%
2011	12,873	$10.27	to	$14.05	$ 133,022	(c)	0.00%	to	1.50%	(c)
2010	(c)	(c)			(c)	(c)	(c)			(c)
2009	(c)	(c)			(c)	(c)	(c)			(c)
ING Large Cap Growth Portfolio - Service Class
2013	110	$15.63	to	$24.06	$ 1,972	0.52%	0.00%	to	1.40%	28.82%	to	30.64%
2012	25	$12.06	to	$13.93	$ 338	0.33%	0.00%	to	1.40%	16.14%	to	17.87%
2011	25	$10.32	to	$15.22	$ 266	0.11%	0.00%	to	1.40%	1.74%
2010	217	$14.96	to	$15.29	$ 3,252	0.33%	0.00%	to	0.50%	13.68%	to	14.19%
2009	29	$13.16	to	$13.39	$ 378	0.48%	0.00%	to	0.50%	41.81%	to	42.45%

variable annuity account c of

ING life insurance and annuity company

Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Large Cap Value Portfolio - Adviser Class
2013	3	$10.58			$ 29	(e)	0.35%			(e)
2012	(e)	(e)			(e)	(e)	(e)			(e)
2011	(e)	(e)			(e)	(e)	(e)			(e)
2010	(e)	(e)			(e)	(e)	(e)			(e)
2009	(e)	(e)			(e)	(e)	(e)			(e)
ING Large Cap Value Portfolio - Institutional Class
2013	27,029	$11.74	to	$14.08	$ 342,341	2.16%	0.00%	to	1.95%	28.31%	to	30.92%
2012	22,249	$9.15	to	$10.76	$ 217,365	2.56%	0.00%	to	1.95%	12.41%	to	14.71%
2011	24,706	$8.14	to	$9.38	$ 212,312	1.28%	0.00%	to	1.95%	1.50%	to	3.53%
2010	16,432	$8.02	to	$9.06	$ 137,628	2.49%	0.00%	to	1.95%	17.08%	to	19.37%
2009	17,629	$6.85	to	$7.59	$ 124,824	-	0.00%	to	1.95%	10.45%	to	12.77%
ING Large Cap Value Portfolio - Service Class
2013	100	$11.22	to	$13.29	$ 1,259	1.73%	0.10%	to	1.55%	28.68%	to	30.07%
2012	72	$9.24	to	$9.91	$ 708	2.35%	0.50%	to	1.55%	12.55%	to	13.78%
2011	95	$8.21	to	$8.71	$ 821	1.94%	0.50%	to	1.55%	2.18%
2010	-	$8.26			$ 3	-	1.05%			18.00%
2009	-	$7.00			$ 3	-	1.05%			-
ING Limited Maturity Bond Portfolio - Adviser Class
2013	2	$10.06			$ 18	-	0.35%			-
2012	2	$10.06			$ 17	(d)	0.35%			(d)
2011	(d)	(d)			(d)	(d)	(d)			(d)
2010	(d)	(d)			(d)	(d)	(d)			(d)
2009	(d)	(d)			(d)	(d)	(d)			(d)
ING Marsico Growth Portfolio - Institutional Class
2013	889	$14.28	to	$15.56	$ 13,006	1.07%	0.00%	to	1.50%	33.83%	to	35.90%
2012	893	$10.64	to	$11.45	$ 9,713	0.71%	0.00%	to	1.50%	8.02%	to	12.92%
2011	904	$9.58	to	$10.14	$ 8,799	0.51%	0.00%	to	1.50%	-2.84%	to	-1.46%
2010	921	$9.82	to	$10.29	$ 9,178	0.69%	0.00%	to	1.50%	18.35%	to	20.07%
2009	881	$8.25	to	$8.57	$ 7,384	1.17%	0.00%	to	1.50%	27.33%	to	31.01%

variable annuity account c of

ING life insurance and annuity company

Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Marsico Growth Portfolio - Service Class
2013	6	$15.01	to	$18.07	$ 99	1.02%	0.35%	to	1.35%	33.73%	to	34.98%
2012	8	$11.12	to	$13.41	$ 97	0.30%	0.35%	to	1.45%	10.94%	to	12.21%
2011	48	$9.91	to	$12.28	$ 570	0.18%	0.25%	to	1.45%	-2.98%	to	-1.84%
2010	43	$10.12	to	$12.51	$ 522	0.47%	0.25%	to	1.35%	18.32%	to	19.48%
2009	33	$8.47	to	$10.35	$ 337	0.62%	0.35%	to	1.50%	27.96%	to	28.53%
ING MFS Total Return Portfolio - Adviser Class
2013	69	$15.08			$ 1,034	2.21%	0.35%			17.90%
2012	89	$12.79			$ 1,139	2.21%	0.35%			10.35%
2011	97	$11.59			$ 1,120	2.56%	0.35%			0.87%
2010	93	$11.49			$ 1,070	0.41%	0.35%			9.12%
2009	85	$10.53			$ 896	2.58%	0.35%			17.13%
ING MFS Total Return Portfolio - Institutional Class
2013	4,397	$14.30	to	$14.38	$ 63,035	2.36%	0.95%	to	1.20%	17.60%	to	17.87%
2012	4,607	$12.16	to	$12.20	$ 56,102	2.74%	0.95%	to	1.10%	10.24%	to	10.41%
2011	5,037	$11.03	to	$11.05	$ 55,604	2.69%	0.95%	to	1.00%	0.82%	to	0.91%
2010	5,492	$10.94	to	$10.95	$ 60,109	0.45%	0.95%	to	1.00%	9.06%	to	9.07%
2009	5,815	$10.03	to	$10.04	$ 58,354	2.74%	0.95%	to	1.00%	17.02%	to	17.04%
ING MFS Total Return Portfolio - Service Class
2013	1,531	$12.65	to	$21.09	$ 28,789	2.18%	0.00%	to	1.65%	16.76%	to	18.64%
2012	1,604	$10.76	to	$17.81	$ 25,679	2.46%	0.00%	to	1.65%	9.38%	to	11.27%
2011	1,712	$9.76	to	$16.06	$ 24,886	2.43%	0.00%	to	1.65%	0.07%	to	1.52%
2010	1,795	$9.70	to	$15.85	$ 25,934	0.45%	0.00%	to	1.50%	8.18%	to	9.90%
2009	1,926	$8.90	to	$14.70	$ 25,683	2.51%	0.00%	to	1.55%	16.03%	to	17.88%
ING MFS Utilities Portfolio - Service Class
2013	2,187	$13.19	to	$26.11	$ 52,403	2.09%	0.00%	to	1.50%	18.38%	to	20.21%
2012	2,264	$11.07	to	$21.73	$ 45,560	3.18%	0.00%	to	1.50%	11.64%	to	13.30%
2011	2,369	$9.86	to	$19.18	$ 42,549	3.65%	0.00%	to	1.50%	4.77%	to	6.40%
2010	2,219	$9.35	to	$18.03	$ 37,746	2.63%	0.00%	to	1.50%	12.01%	to	13.72%
2009	2,258	$8.29	to	$15.86	$ 34,116	5.53%	0.00%	to	1.50%	30.80%	to	32.83%

variable annuity account c of

ING life insurance and annuity company

Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Morgan Stanley Global Franchise Portfolio - Adviser Class
2013	3	$13.32			$ 37	2.94%	0.35%			18.61%
2012	3	$11.23			$ 31	4.35%	0.35%			14.94%
2011	1	$9.77			$ 15	(c)	0.35%			(c)
2010	(c)	(c)			(c)	(c)	(c)			(c)
2009	(c)	(c)			(c)	(c)	(c)			(c)
ING Multi-Manager Large Cap Core Portfolio - Institutional Class
2013	1,721	$12.19	to	$15.44	$ 24,438	0.97%	0.00%	to	1.95%	28.10%	to	30.74%
2012	1,794	$9.41	to	$11.93	$ 19,631	1.55%	0.00%	to	1.95%	8.29%	to	10.53%
2011	1,981	$8.60	to	$10.90	$ 19,761	1.67%	0.00%	to	1.95%	-6.14%	to	-4.24%
2010	1,963	$9.06	to	$11.50	$ 20,602	1.34%	0.00%	to	1.95%	13.87%	to	16.17%
2009	1,654	$7.87	to	$10.00	$ 15,047	1.46%	0.00%	to	1.95%	22.54%	to	24.41%
ING Multi-Manager Large Cap Core Portfolio - Service Class
2013	25	$13.14	to	$13.92	$ 338	0.65%	0.75%	to	1.50%	28.32%	to	29.19%
2012	26	$10.24	to	$10.73	$ 273	1.47%	0.80%	to	1.50%	8.70%	to	9.49%
2011	28	$9.42	to	$9.80	$ 271	1.08%	0.80%	to	1.50%	-5.85%	to	-5.31%
2010	46	$10.00	to	$10.52	$ 473	1.21%	0.45%	to	1.55%	14.27%	to	15.22%
2009	39	$8.83	to	$9.13	$ 353	1.73%	0.45%	to	1.35%	22.44%	to	23.00%
ING PIMCO High Yield Portfolio - Adviser Class
2013	4	$11.77			$ 46	6.19%	0.35%			4.81%
2012	5	$11.23			$ 51	5.00%	0.35%			13.32%
2011	3	$9.91			$ 29	(c)	0.35%			(c)
2010	(c)	(c)			(c)	(c)	(c)			(c)
2009	(c)	(c)			(c)	(c)	(c)			(c)
ING PIMCO High Yield Portfolio - Institutional Class
2013	2,397	$11.00	to	$17.24	$ 31,115	6.14%	0.00%	to	1.20%	4.64%	to	5.83%
2012	2,180	$10.44	to	$16.43	$ 28,658	5.51%	0.00%	to	1.10%	13.20%	to	13.31%
2011	697	$14.47	to	$14.50	$ 10,100	7.87%	0.95%	to	1.00%	3.65%	to	3.72%
2010	491	$13.96	to	$13.98	$ 6,858	7.29%	0.95%	to	1.00%	13.40%	to	13.47%
2009	278	$12.31	to	$12.32	$ 3,426	7.29%	0.95%	to	1.00%	48.26%	to	48.31%

variable annuity account c of

ING life insurance and annuity company

Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING PIMCO High Yield Portfolio - Service Class
2013	1,517	$15.78	to	$19.70	$ 27,339	5.94%	0.00%	to	1.50%	4.07%	to	5.63%
2012	1,792	$15.08	to	$18.65	$ 30,849	6.94%	0.00%	to	1.50%	12.30%	to	14.08%
2011	1,538	$13.34	to	$16.36	$ 23,607	7.03%	0.00%	to	1.50%	2.85%	to	4.47%
2010	1,397	$12.89	to	$15.66	$ 20,723	7.21%	0.00%	to	1.50%	12.60%	to	14.27%
2009	969	$11.37	to	$13.71	$ 12,663	8.04%	0.00%	to	1.50%	47.07%	to	49.41%
ING T. Rowe Price Capital Appreciation Portfolio - Adviser Class
2013	26	$13.31			$ 346	1.11%	0.35%			21.33%
2012	18	$10.97			$ 195	1.76%	0.35%			13.68%
2011	15	$9.65			$ 146	(c)	0.35%			(c)
2010	(c)	(c)			(c)	(c)	(c)			(c)
2009	(c)	(c)			(c)	(c)	(c)			(c)
ING T. Rowe Price Capital Appreciation Portfolio - Institutional Class
2013	12,616	$12.66	to	$12.74	$ 159,719	1.46%	0.00%	to	0.45%	21.97%	to	22.50%
2012	10,830	$10.38	to	$10.40	$ 112,414	(d)	0.00%	to	0.45%	(d)
2011	(d)	(d)			(d)	(d)	(d)			(d)
2010	(d)	(d)			(d)	(d)	(d)			(d)
2009	(d)	(d)			(d)	(d)	(d)			(d)
ING T. Rowe Price Capital Appreciation Portfolio - Service Class
2013	25,445	$14.93	to	$20.92	$ 489,494	1.16%	0.00%	to	1.55%	20.31%	to	22.22%
2012	23,795	$12.33	to	$17.12	$ 377,748	1.56%	0.00%	to	1.55%	12.76%	to	14.52%
2011	28,088	$10.86	to	$14.95	$ 396,097	1.97%	0.00%	to	1.55%	1.28%	to	2.89%
2010	25,529	$10.65	to	$14.53	$ 352,842	1.74%	0.00%	to	1.55%	12.32%	to	13.97%
2009	21,112	$9.42	to	$12.75	$ 257,927	2.05%	0.00%	to	1.55%	31.08%	to	33.33%
ING T. Rowe Price Equity Income Portfolio - Adviser Class
2013	109	$16.52			$ 1,793	1.34%	0.35%			28.86%
2012	128	$12.82			$ 1,638	1.75%	0.35%			16.23%
2011	131	$11.03			$ 1,447	1.86%	0.35%			-1.52%
2010	121	$11.20			$ 1,354	1.31%	0.35%			14.17%
2009	142	$9.81			$ 1,389	1.56%	0.35%			24.18%

variable annuity account c of

ING life insurance and annuity company

Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING T. Rowe Price Equity Income Portfolio - Service Class
2013	5,436	$12.93	to	$26.63	$ 122,461	1.61%	0.00%	to	1.65%	27.59%	to	30.09%
2012	5,641	$10.06	to	$20.53	$ 104,568	1.97%	0.00%	to	1.65%	15.46%	to	17.25%
2011	6,232	$8.66	to	$17.51	$ 100,170	1.97%	0.00%	to	1.50%	-2.41%	to	-0.89%
2010	6,508	$8.82	to	$17.67	$ 106,214	1.54%	0.00%	to	1.65%	13.06%	to	15.00%
2009	7,785	$7.73	to	$15.37	$ 110,806	1.81%	0.00%	to	1.65%	22.83%	to	24.96%
ING T. Rowe Price International Stock Portfolio - Adviser Class
2013	12	$10.22			$ 120	0.90%	0.35%			13.56%
2012	11	$9.00			$ 102	-	0.35%			17.96%
2011	11	$7.63			$ 83	3.66%	0.35%			-13.00%
2010	9	$8.77			$ 81	0.78%	0.35%			13.02%
2009	23	$7.76			$ 175	-	0.35%			36.62%
ING T. Rowe Price International Stock Portfolio - Service Class
2013	487	$8.81	to	$17.64	$ 7,898	1.06%	0.00%	to	1.50%	12.58%	to	14.39%
2012	527	$7.78	to	$15.43	$ 7,554	0.28%	0.00%	to	1.50%	17.02%	to	18.78%
2011	564	$6.61	to	$12.99	$ 6,872	3.63%	0.00%	to	1.50%	-13.67%	to	-12.35%
2010	579	$7.60	to	$14.82	$ 8,102	1.37%	0.00%	to	1.50%	12.11%	to	13.82%
2009	690	$6.74	to	$13.02	$ 8,576	1.20%	0.00%	to	1.50%	35.49%	to	37.63%
ING Templeton Global Growth Portfolio - Institutional Class
2013	39	$20.02	to	$21.46	$ 813	1.57%	0.55%	to	1.45%	29.08%	to	30.21%
2012	52	$15.51	to	$16.42	$ 841	1.94%	0.60%	to	1.45%	20.23%	to	21.27%
2011	53	$12.90	to	$13.54	$ 709	1.80%	0.60%	to	1.45%	-6.86%	to	-6.04%
2010	52	$13.78	to	$14.41	$ 735	1.63%	0.60%	to	1.55%	6.33%	to	7.38%
2009	56	$12.86	to	$13.42	$ 738	3.04%	0.60%	to	1.75%	30.43%	to	31.96%
ING Templeton Global Growth Portfolio - Service Class
2013	511	$12.10	to	$14.47	$ 6,959	1.65%	0.00%	to	1.50%	28.73%	to	30.65%
2012	458	$9.34	to	$11.11	$ 4,823	1.78%	0.00%	to	1.50%	19.93%	to	21.73%
2011	438	$7.74	to	$9.14	$ 3,825	1.81%	0.00%	to	1.50%	-7.10%	to	-5.69%
2010	395	$8.29	to	$9.72	$ 3,693	1.47%	0.00%	to	1.50%	6.15%	to	7.79%
2009	402	$7.75	to	$9.11	$ 3,525	2.24%	0.00%	to	1.50%	30.21%	to	32.26%

variable annuity account c of

ING life insurance and annuity company

Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING U.S. Stock Index Portfolio - Institutional Class
2013	802	$13.72	to	$19.93	$ 14,396	2.25%	0.00%	to	1.40%	30.43%	to	32.34%
2012	534	$10.44	to	$15.09	$ 7,900	1.98%	0.00%	to	1.25%	14.36%	to	15.81%
2011	532	$11.84	to	$13.03	$ 6,870	2.11%	0.00%	to	1.25%	0.50%	to	1.80%
2010	473	$11.98	to	$12.80	$ 6,021	1.76%	0.00%	to	1.25%	13.34%	to	14.72%
2009	356	$10.54	to	$11.16	$ 3,952	0.73%	0.00%	to	1.25%	24.65%	to	26.30%
ING Money Market Portfolio - Class I
2013	18,772	$9.87	to	$56.80	$ 281,491	-	0.00%	to	1.85%	-1.79%
2012	19,232	$10.05	to	$57.08	$ 295,287	0.03%	0.00%	to	1.85%	-1.53%	to	0.07%
2011	21,788	$10.14	to	$57.32	$ 341,904	0.00%	0.00%	to	1.60%	-1.51%	to	0.06%
2010	21,616	$10.23	to	$57.51	$ 342,560	0.02%	0.00%	to	1.85%	-1.61%	to	0.29%
2009	24,663	$10.28	to	$57.57	$ 403,501	0.30%	0.00%	to	2.05%	-1.69%	to	0.35%
ING Global Real Estate Fund - Class A
2013	7	$18.51	to	$19.30	$ 135	2.64%	0.50%	to	1.40%	2.21%	to	3.10%
2012	5	$18.11	to	$18.72	$ 92	5.16%	0.50%	to	1.40%	24.30%	to	24.63%
2011	4	$14.90	to	$15.02	$ 63	3.60%	0.50%	to	0.80%	-6.35%
2010	3	$15.91	to	$15.95	$ 48	2.78%	0.65%	to	0.80%	13.89%
2009	2	$13.97	to	$14.00	$ 24	(a)	0.50%	to	0.80%	(a)
ING International Small Cap Fund - Class A
2013	23	$20.33	to	$22.67	$ 500	1.53%	0.00%	to	1.10%	27.14%	to	28.51%
2012	25	$15.64	to	$17.64	$ 418	0.90%	0.00%	to	1.35%	18.57%	to	20.16%
2011	79	$13.14	to	$14.68	$ 1,134	1.38%	0.00%	to	1.40%	-18.79%	to	-17.62%
2010	101	$15.79	to	$17.82	$ 1,766	0.41%	0.00%	to	1.75%	22.40%	to	24.53%
2009	117	$12.90	to	$14.31	$ 1,642	1.31%	0.00%	to	1.75%	42.98%	to	45.43%
ING American Century Small-Mid Cap Value Portfolio - Adviser Class
2013	7	$19.68			$ 140	0.77%	0.35%			30.68%
2012	8	$15.06			$ 119	0.87%	0.35%			15.67%
2011	8	$13.02			$ 110	1.08%	0.35%			-3.77%
2010	6	$13.53			$ 76	1.56%	0.35%			21.35%
2009	5	$11.15			$ 52	-	0.35%			34.66%

variable annuity account c of

ING life insurance and annuity company

Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING American Century Small-Mid Cap Value Portfolio - Initial Class
2013	1,158	$13.22	to	$17.25	$ 19,547	1.41%	0.00%	to	1.40%	29.96%	to	31.78%
2012	774	$12.65	to	$13.09	$ 10,028	0.02%	0.00%	to	1.40%	14.90%	to	15.43%
2011	-	$11.01	to	$11.08	$ 5	(c)	0.95%	to	1.40%	(c)
2010	(c)	(c)			(c)	(c)	(c)			(c)
2009	(c)	(c)			(c)	(c)	(c)			(c)
ING American Century Small-Mid Cap Value Portfolio - Service Class
2013	2,324	$16.43	to	$29.16	$ 57,450	1.13%	0.00%	to	1.50%	29.40%	to	31.40%
2012	2,169	$13.08	to	$22.20	$ 43,640	1.22%	0.00%	to	1.50%	14.61%	to	16.40%
2011	2,497	$10.97	to	$19.08	$ 44,006	1.09%	0.00%	to	1.50%	-4.57%	to	-3.13%
2010	2,506	$11.41	to	$19.70	$ 45,970	1.09%	0.00%	to	1.50%	20.15%	to	22.06%
2009	2,396	$9.42	to	$16.14	$ 35,995	1.64%	0.00%	to	1.50%	33.70%	to	35.74%
ING Baron Growth Portfolio - Adviser Class
2013	28	$20.43			$ 571	0.60%	0.35%			38.04%
2012	96	$14.80			$ 1,419	-	0.35%			18.97%
2011	99	$12.44			$ 1,233	-	0.35%			1.55%
2010	102	$12.25			$ 1,247	-	0.35%			25.77%
2009	97	$9.74			$ 947	-	0.35%			34.34%
ING Baron Growth Portfolio - Service Class
2013	6,705	$10.75	to	$33.72	$ 186,035	1.30%	0.00%	to	1.55%	36.74%	to	38.89%
2012	6,184	$11.46	to	$24.57	$ 129,571	-	0.00%	to	1.55%	17.77%	to	19.72%
2011	6,828	$9.66	to	$20.75	$ 121,607	-	0.00%	to	1.55%	0.69%	to	2.27%
2010	6,913	$9.54	to	$20.51	$ 122,371	-	0.00%	to	1.75%	24.28%	to	26.62%
2009	7,089	$7.60	to	$16.37	$ 100,316	-	0.00%	to	1.75%	33.14%	to	35.21%
ING Columbia Contrarian Core Portfolio - Service Class
2013	598	$12.10	to	$29.32	$ 14,676	1.41%	0.00%	to	1.50%	32.75%	to	34.79%
2012	653	$9.06	to	$21.76	$ 12,097	0.30%	0.00%	to	1.50%	10.57%	to	12.31%
2011	730	$8.15	to	$19.38	$ 11,915	0.99%	0.00%	to	1.50%	-6.09%	to	-4.66%
2010	843	$8.62	to	$20.33	$ 14,440	0.40%	0.00%	to	1.50%	10.40%	to	12.01%
2009	840	$7.76	to	$18.15	$ 12,781	0.66%	0.00%	to	1.50%	29.62%	to	31.62%

variable annuity account c of

ING life insurance and annuity company

Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Columbia Small Cap Value II Portfolio - Adviser Class
2013	18	$14.68			$ 270	0.73%	0.35%			39.15%
2012	26	$10.55			$ 279	0.39%	0.35%			13.56%
2011	25	$9.29			$ 234	0.77%	0.35%			-3.23%
2010	3	$9.60			$ 26	-	0.35%			24.51%
2009	3	$7.71			$ 21	(a)	0.35%			(a)
ING Columbia Small Cap Value II Portfolio - Service Class
2013	337	$14.58	to	$16.45	$ 5,258	0.84%	0.00%	to	1.50%	37.89%	to	40.00%
2012	293	$10.51	to	$11.78	$ 3,292	0.25%	0.00%	to	1.50%	12.47%	to	14.14%
2011	312	$9.31	to	$10.34	$ 3,093	0.51%	0.00%	to	1.50%	-4.18%	to	-2.65%
2010	231	$9.81	to	$10.66	$ 2,367	1.31%	0.00%	to	1.50%	23.49%	to	24.97%
2009	174	$8.13	to	$8.59	$ 1,441	1.17%	0.00%	to	1.50%	22.81%	to	24.67%
ING Fidelity® VIP Mid Cap Portfolio - Service Class
2013	333	$14.00	to	$18.29	$ 4,661	0.04%	0.00%	to	0.45%	34.74%	to	35.38%
2012	437	$10.39	to	$13.51	$ 4,543	-	0.00%	to	0.45%	14.30%
2011	692	$11.51	to	$11.82	$ 7,970	0.17%	0.00%	to	0.50%	-11.53%	to	-11.13%
2010	1,084	$13.01	to	$13.30	$ 14,099	0.52%	0.00%	to	0.50%	27.55%	to	28.13%
2009	966	$10.20	to	$10.38	$ 9,850	4.74%	0.00%	to	0.50%	38.59%	to	39.33%
ING Global Bond Portfolio - Adviser Class
2013	23	$14.27			$ 323	1.69%	0.35%			-4.87%
2012	26	$15.00			$ 388	5.74%	0.35%			6.99%
2011	29	$14.02			$ 413	7.47%	0.35%			2.94%
2010	35	$13.62			$ 471	3.38%	0.35%			14.74%
2009	20	$11.87			$ 239	2.82%	0.35%			20.63%
ING Global Bond Portfolio - Initial Class
2013	8,054	$12.33	to	$15.45	$ 113,498	2.06%	0.00%	to	1.95%	-6.10%	to	-2.83%
2012	10,197	$12.96	to	$16.05	$ 151,398	6.15%	0.00%	to	1.95%	5.04%	to	7.95%
2011	11,179	$12.12	to	$14.91	$ 155,537	7.58%	0.00%	to	1.95%	1.72%	to	3.76%
2010	11,430	$11.79	to	$14.38	$ 154,688	3.10%	0.00%	to	1.95%	13.56%	to	17.21%
2009	11,306	$10.26	to	$12.40	$ 132,935	4.07%	0.00%	to	1.95%	18.29%	to	22.41%

variable annuity account c of

ING life insurance and annuity company

Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Global Bond Portfolio - Service Class
2013	76	$11.97	to	$13.18	$ 955	1.68%	0.00%	to	1.50%	-5.72%	to	-4.30%
2012	98	$12.68	to	$13.98	$ 1,301	5.93%	0.00%	to	1.50%	6.07%	to	7.38%
2011	72	$11.94	to	$13.18	$ 891	10.87%	0.25%	to	1.50%	1.93%	to	3.12%
2010	90	$11.68	to	$12.93	$ 1,077	2.73%	0.35%	to	1.50%	13.82%	to	15.15%
2009	58	$10.25	to	$11.36	$ 609	5.09%	0.35%	to	1.50%	19.58%	to	20.85%
ING Index Solution 2015 Portfolio - Initial Class
2013	42	$12.69	to	$15.67	$ 631	2.66%	0.30%	to	1.40%	8.41%	to	9.05%
2012	20	$11.68	to	$14.37	$ 270	2.14%	0.80%	to	1.40%	9.01%	to	9.40%
2011	1	$10.70	to	$13.08	$ 11	(c)	0.95%	to	1.40%	(c)
2010	(c)	(c)			(c)	(c)	(c)			(c)
2009	(c)	(c)			(c)	(c)	(c)			(c)
ING Index Solution 2015 Portfolio - Service Class
2013	41	$13.13	to	$15.49	$ 586	1.46%	0.00%	to	1.20%	8.80%	to	9.69%
2012	58	$11.97	to	$14.23	$ 787	1.79%	0.00%	to	0.80%	9.38%	to	10.22%
2011	44	$10.86	to	$13.01	$ 552	0.99%	0.00%	to	0.75%	0.08%	to	0.74%
2010	5	$10.78	to	$13.00	$ 55	(b)	0.00%	to	0.75%	(b)
2009	(b)	(b)			(b)	(b)	(b)			(b)
ING Index Solution 2015 Portfolio - Service 2 Class
2013	90	$12.72	to	$13.51	$ 1,185	2.12%	0.00%	to	1.55%	7.89%	to	9.57%
2012	82	$11.79	to	$12.33	$ 981	1.80%	0.00%	to	1.55%	8.36%	to	9.86%
2011	72	$10.88	to	$11.16	$ 798	2.29%	0.20%	to	1.55%	-0.91%	to	0.45%
2010	62	$10.98	to	$11.11	$ 687	(b)	0.20%	to	1.55%	(b)
2009	(b)	(b)			(b)	(b)	(b)			(b)
ING Index Solution 2025 Portfolio - Initial Class
2013	73	$14.08	to	$17.87	$ 1,238	1.63%	0.30%	to	1.40%	15.72%	to	16.27%
2012	32	$12.14	to	$15.12	$ 476	2.17%	0.95%	to	1.40%	11.73%	to	12.17%
2011	6	$10.86	to	$13.48	$ 78	(c)	0.95%	to	1.40%	(c)
2010	(c)	(c)			(c)	(c)	(c)			(c)
2009	(c)	(c)			(c)	(c)	(c)			(c)

variable annuity account c of

ING life insurance and annuity company

Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Index Solution 2025 Portfolio - Service Class
2013	64	$14.56	to	$17.47	$ 1,101	1.68%	0.00%	to	1.20%	16.16%	to	17.04%
2012	6	$12.44	to	$15.04	$ 87	1.47%	0.00%	to	0.75%	12.24%	to	13.09%
2011	4	$11.00	to	$13.40	$ 49	5.19%	0.00%	to	0.75%	-2.26%	to	-1.52%
2010	2	$11.17	to	$13.71	$ 28	(b)	0.00%	to	0.75%	(b)
2009	(b)	(b)			(b)	(b)	(b)			(b)
ING Index Solution 2025 Portfolio - Service 2 Class
2013	257	$14.16	to	$15.04	$ 3,767	1.58%	0.00%	to	1.55%	15.12%	to	16.86%
2012	204	$12.30	to	$12.87	$ 2,563	1.36%	0.00%	to	1.55%	11.11%	to	12.59%
2011	178	$11.07	to	$11.36	$ 2,003	1.87%	0.20%	to	1.55%	-3.23%	to	-1.90%
2010	132	$11.44	to	$11.58	$ 1,519	(b)	0.20%	to	1.55%	(b)
2009	(b)	(b)			(b)	(b)	(b)			(b)
ING Index Solution 2035 Portfolio - Initial Class
2013	72	$15.42	to	$19.54	$ 1,305	1.19%	0.00%	to	1.40%	20.64%	to	21.17%
2012	24	$15.41	to	$15.59	$ 372	1.45%	0.95%	to	1.40%	13.90%	to	14.38%
2011	3	$13.53	to	$13.63	$ 42	(c)	0.95%	to	1.40%	(c)
2010	(c)	(c)			(c)	(c)	(c)			(c)
2009	(c)	(c)			(c)	(c)	(c)			(c)
ING Index Solution 2035 Portfolio - Service Class
2013	30	$15.42	to	$18.77	$ 504	1.19%	0.00%	to	1.20%	20.99%	to	21.99%
2012	13	$12.64	to	$15.50	$ 169	0.80%	0.00%	to	0.80%	14.22%	to	15.12%
2011	7	$10.98	to	$13.57	$ 80	1.96%	0.00%	to	0.75%	-3.96%	to	-3.26%
2010	2	$11.35	to	$14.13	$ 22	(b)	0.00%	to	0.75%	(b)
2009	(b)	(b)			(b)	(b)	(b)			(b)
ING Index Solution 2035 Portfolio - Service 2 Class
2013	165	$15.03	to	$15.96	$ 2,576	1.23%	0.00%	to	1.55%	19.86%	to	21.74%
2012	141	$12.54	to	$13.11	$ 1,815	1.13%	0.00%	to	1.55%	13.28%	to	14.94%
2011	139	$11.07	to	$11.38	$ 1,557	1.59%	0.10%	to	1.55%	-4.90%	to	-3.48%
2010	92	$11.64	to	$11.79	$ 1,083	(b)	0.10%	to	1.55%	(b)
2009	(b)	(b)			(b)	(b)	(b)			(b)

variable annuity account c of

ING life insurance and annuity company

Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Index Solution 2045 Portfolio - Initial Class
2013	20	$15.87	to	$20.44	$ 380	1.40%	0.00%	to	1.40%	22.64%	to	23.12%
2012	3	$15.86	to	$16.05	$ 48	-	0.95%	to	1.40%	14.51%	to	15.14%
2011	1	$13.85	to	$13.94	$ 17	(c)	0.95%	to	1.40%	(c)
2010	(c)	(c)			(c)	(c)	(c)			(c)
2009	(c)	(c)			(c)	(c)	(c)			(c)
ING Index Solution 2045 Portfolio - Service Class
2013	20	$15.93	to	$19.65	$ 365	1.00%	0.00%	to	1.20%	23.10%	to	24.07%
2012	2	$12.84	to	$15.95	$ 34	-	0.00%	to	0.80%	14.94%	to	15.88%
2011	2	$11.08	to	$13.87	$ 19	-	0.00%	to	0.80%	-4.80%	to	-4.15%
2010	-	$11.56	to	$14.57	$ 1	(b)	0.00%	to	0.75%	(b)
2009	(b)	(b)			(b)	(b)	(b)			(b)
ING Index Solution 2045 Portfolio - Service 2 Class
2013	114	$15.50	to	$16.47	$ 1,821	1.02%	0.00%	to	1.55%	21.95%	to	23.83%
2012	101	$12.71	to	$13.30	$ 1,308	1.08%	0.00%	to	1.55%	13.89%	to	15.61%
2011	81	$11.16	to	$11.47	$ 923	1.19%	0.10%	to	1.55%	-5.82%	to	-4.42%
2010	49	$11.85	to	$12.00	$ 584	(b)	0.10%	to	1.55%	(b)
2009	(b)	(b)			(b)	(b)	(b)			(b)
ING Index Solution 2055 Portfolio - Initial Class
2013	10	$15.31	to	$16.02	$ 153	1.16%	0.15%	to	1.40%	22.72%	to	23.10%
2012	2	$12.50	to	$12.64	$ 20	-	0.95%	to	1.35%	15.12%
2011	-	$10.98			-	(c)	0.95%			(c)
2010	(c)	(c)			(c)	(c)	(c)			(c)
2009	(c)	(c)			(c)	(c)	(c)			(c)
ING Index Solution 2055 Portfolio - Service Class
2013	16	$15.12	to	$15.97	$ 246	0.45%	0.00%	to	1.50%	22.59%	to	24.18%
2012	16	$12.44	to	$12.86	$ 202	-	0.00%	to	1.25%	14.44%	to	15.86%
2011	6	$10.87	to	$11.10	$ 64	-	0.00%	to	1.25%	-5.04%	to	-4.15%
2010	-	$11.51	to	$11.58	$ 3	(b)	0.00%	to	0.95%	(b)
2009	(b)	(b)			(b)	(b)	(b)			(b)

variable annuity account c of

ING life insurance and annuity company

Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Index Solution 2055 Portfolio - Service 2 Class
2013	14	$15.01	to	$15.89	$ 217	0.65%	0.00%	to	1.55%	22.03%	to	23.95%
2012	7	$12.30	to	$12.82	$ 92	-	0.00%	to	1.55%	14.35%	to	14.89%
2011	5	$10.87	to	$10.97	$ 53	-	0.60%	to	1.15%	-5.21%
2010	-	$11.51			-	(b)	0.90%	to	0.95%	(b)
2009	(b)	(b)			(b)	(b)	(b)			(b)
ING Index Solution Income Portfolio - Initial Class
2013	1	$12.66	to	$14.45	$ 10	(e)	0.30%	to	1.25%	(e)
2012	(e)	(e)			(e)	(e)	(e)			(e)
2011	(e)	(e)			(e)	(e)	(e)			(e)
2010	(e)	(e)			(e)	(e)	(e)			(e)
2009	(e)	(e)			(e)	(e)	(e)			(e)
ING Index Solution Income Portfolio - Service Class
2013	58	$12.68	to	$14.49	$ 833	3.56%	0.00%	to	0.80%	6.94%	to	7.73%
2012	84	$11.77	to	$13.55	$ 1,133	2.02%	0.00%	to	0.80%	7.63%	to	8.58%
2011	51	$10.84	to	$12.59	$ 645	(c)	0.00%	to	0.80%	(c)
2010	(c)	(c)			(c)	(c)	(c)			(c)
2009	(c)	(c)			(c)	(c)	(c)			(c)
ING Index Solution Income Portfolio - Service 2 Class
2013	21	$12.19	to	$12.95	$ 259	2.89%	0.00%	to	1.55%	6.00%	to	7.08%
2012	19	$11.50	to	$11.86	$ 226	2.91%	0.50%	to	1.55%	6.68%	to	7.76%
2011	17	$10.78	to	$10.97	$ 186	2.89%	0.60%	to	1.55%	0.94%	to	1.86%
2010	15	$10.68	to	$10.76	$ 160	(b)	0.65%	to	1.55%	(b)
2009	(b)	(b)			(b)	(b)	(b)			(b)
ING Invesco Comstock Portfolio - Adviser Class
2013	27	$16.55			$ 444	0.51%	0.35%			34.33%
2012	27	$12.32			$ 334	0.95%	0.35%			17.89%
2011	28	$10.45			$ 297	1.32%	0.35%			-2.70%
2010	29	$10.74			$ 307	1.02%	0.35%			14.38%
2009	30	$9.39			$ 284	2.04%	0.35%			27.76%

variable annuity account c of

ING life insurance and annuity company

Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Invesco Comstock Portfolio - Service Class
2013	3,594	$13.42	to	$22.70	$ 69,828	0.81%	0.00%	to	1.95%	32.35%	to	35.10%
2012	3,281	$10.03	to	$17.01	$ 48,799	1.24%	0.00%	to	1.95%	16.31%	to	18.73%
2011	3,682	$8.53	to	$14.49	$ 46,669	1.37%	0.00%	to	1.95%	-3.92%	to	-2.12%
2010	4,016	$8.79	to	$14.95	$ 52,549	1.29%	0.00%	to	1.95%	12.86%	to	15.17%
2009	4,478	$7.70	to	$13.12	$ 51,283	2.28%	0.00%	to	1.95%	25.95%	to	28.60%
ING Invesco Equity and Income Portfolio - Adviser Class
2013	50	$16.35			$ 811	1.05%	0.35%			23.86%
2012	54	$13.20			$ 712	1.62%	0.35%			11.86%
2011	55	$11.80			$ 649	2.05%	0.35%			-1.91%
2010	43	$12.03			$ 523	1.38%	0.35%			11.39%
2009	46	$10.80			$ 492	1.50%	0.35%			21.62%
ING Invesco Equity and Income Portfolio - Initial Class
2013	15,175	$13.78	to	$19.26	$ 260,310	1.40%	0.00%	to	1.95%	20.81%	to	30.53%
2012	16,784	$11.13	to	$15.37	$ 232,827	2.34%	0.00%	to	1.95%	5.06%	to	12.81%
2011	18,261	$9.95	to	$13.67	$ 228,833	2.23%	0.00%	to	1.95%	-3.03%	to	-1.01%
2010	19,572	$10.15	to	$13.81	$ 249,741	1.82%	0.00%	to	1.95%	10.19%	to	17.25%
2009	21,103	$9.11	to	$12.30	$ 240,779	1.87%	0.00%	to	1.95%	14.24%	to	25.89%
ING Invesco Equity and Income Portfolio - Service Class
2013	6	$52.41	to	$54.02	$ 300	1.04%	1.00%	to	1.25%	23.09%	to	23.39%
2012	6	$42.58	to	$43.78	$ 277	1.98%	1.00%	to	1.25%	11.12%	to	11.40%
2011	6	$38.32	to	$39.30	$ 229	2.26%	1.00%	to	1.25%	-2.54%	to	-2.31%
2010	5	$39.32	to	$40.23	$ 214	1.65%	1.00%	to	1.25%	10.64%	to	10.92%
2009	4	$35.54	to	$36.27	$ 149	1.31%	1.00%	to	1.25%	20.84%	to	21.14%
ING JPMorgan Mid Cap Value Portfolio - Adviser Class
2013	19	$19.48			$ 364	0.28%	0.35%			30.74%
2012	23	$14.90			$ 348	0.61%	0.35%			19.30%
2011	25	$12.49			$ 308	0.58%	0.35%			1.30%
2010	31	$12.33			$ 378	0.60%	0.35%			22.20%
2009	29	$10.09			$ 292	1.12%	0.35%			24.88%

variable annuity account c of

ING life insurance and annuity company

Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING JPMorgan Mid Cap Value Portfolio - Initial Class
2013	375	$13.19			$ 4,945	1.27%	0.95%			30.72%
2012	90	$10.09			$ 904	(d)	0.95%			(d)
2011	(d)	(d)			(d)	(d)	(d)			(d)
2010	(d)	(d)			(d)	(d)	(d)			(d)
2009	(d)	(d)			(d)	(d)	(d)			(d)
ING JPMorgan Mid Cap Value Portfolio - Service Class
2013	2,217	$15.51	to	$31.20	$ 60,174	0.65%	0.00%	to	1.55%	29.54%	to	31.58%
2012	1,951	$11.89	to	$23.72	$ 40,437	0.76%	0.00%	to	1.55%	18.23%	to	20.04%
2011	1,760	$10.00	to	$19.76	$ 30,683	0.83%	0.00%	to	1.50%	0.29%	to	1.88%
2010	1,790	$9.91	to	$19.41	$ 30,952	0.77%	0.00%	to	1.55%	21.11%	to	23.01%
2009	1,864	$8.12	to	$15.78	$ 26,549	1.24%	0.00%	to	1.55%	23.68%	to	25.73%
ING Oppenheimer Global Portfolio - Adviser Class
2013	36	$16.92			$ 609	0.99%	0.35%			25.99%
2012	45	$13.43			$ 601	0.90%	0.35%			20.77%
2011	46	$11.12			$ 515	1.20%	0.35%			-8.93%
2010	40	$12.21			$ 483	1.39%	0.35%			15.08%
2009	36	$10.61			$ 383	1.61%	0.35%			38.51%
ING Oppenheimer Global Portfolio - Initial Class
2013	33,227	$12.67	to	$21.19	$ 621,059	1.36%	0.00%	to	1.80%	17.76%	to	32.35%
2012	36,131	$10.06	to	$16.66	$ 540,715	1.29%	0.00%	to	1.80%	15.61%	to	21.70%
2011	40,001	$8.34	to	$13.73	$ 498,449	1.52%	0.00%	to	1.65%	-9.60%	to	-8.10%
2010	43,210	$9.16	to	$14.94	$ 591,369	1.57%	0.00%	to	1.80%	14.05%	to	21.88%
2009	46,362	$7.95	to	$12.86	$ 549,793	2.38%	0.00%	to	1.95%	29.29%	to	44.58%
ING Oppenheimer Global Portfolio - Service Class
2013	49	$21.09	to	$21.71	$ 1,061	1.17%	1.00%	to	1.25%	25.31%	to	25.56%
2012	47	$16.83	to	$17.29	$ 815	1.10%	1.00%	to	1.25%	19.79%	to	20.15%
2011	44	$14.05	to	$14.39	$ 638	1.40%	1.00%	to	1.25%	-9.53%	to	-9.33%
2010	41	$15.53	to	$15.87	$ 647	1.41%	1.00%	to	1.25%	14.36%	to	14.67%
2009	35	$13.58	to	$13.84	$ 486	2.12%	1.00%	to	1.25%	37.59%	to	37.99%

variable annuity account c of

ING life insurance and annuity company

Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING PIMCO Total Return Portfolio - Adviser Class
2013	137	$14.58			$ 1,995	3.13%	0.35%			-2.41%
2012	179	$14.94			$ 2,675	2.97%	0.35%			7.25%
2011	185	$13.93			$ 2,578	2.89%	0.35%			2.58%
2010	147	$13.58			$ 1,991	3.43%	0.35%			6.93%
2009	96	$12.70			$ 1,215	3.17%	0.35%			11.99%
ING PIMCO Total Return Portfolio - Initial Class
2013	105	$10.58	to	$11.09	$ 1,138	2.60%	0.00%	to	1.40%	-3.02%	to	-2.44%
2012	29	$10.91	to	$11.07	$ 322	5.00%	0.80%	to	1.40%	6.75%	to	7.19%
2011	8	$10.22	to	$10.29	$ 78	(c)	0.95%	to	1.40%	(c)
2010	(c)	(c)			(c)	(c)	(c)			(c)
2009	(c)	(c)			(c)	(c)	(c)			(c)
ING PIMCO Total Return Portfolio - Service Class
2013	12,726	$12.90	to	$18.01	$ 201,227	3.35%	0.00%	to	1.95%	-3.80%	to	-1.85%
2012	15,755	$13.27	to	$18.35	$ 255,966	3.07%	0.00%	to	1.95%	5.80%	to	7.92%
2011	15,317	$12.41	to	$17.01	$ 232,928	2.92%	0.00%	to	1.95%	1.25%	to	3.26%
2010	15,339	$12.13	to	$16.48	$ 227,651	3.41%	0.00%	to	1.95%	5.45%	to	7.58%
2009	12,634	$11.37	to	$15.32	$ 175,181	3.28%	0.00%	to	1.95%	10.40%	to	12.68%
ING Pioneer High Yield Portfolio - Initial Class
2013	1,896	$17.14	to	$20.60	$ 35,918	4.80%	0.00%	to	1.95%	10.14%	to	12.34%
2012	1,358	$15.39	to	$18.34	$ 23,376	6.02%	0.00%	to	1.95%	13.96%	to	16.22%
2011	1,281	$13.37	to	$15.78	$ 19,191	6.17%	0.00%	to	1.95%	-2.62%	to	-0.69%
2010	1,177	$13.58	to	$15.89	$ 17,901	6.06%	0.00%	to	1.95%	16.67%	to	19.10%
2009	1,047	$11.50	to	$13.35	$ 13,508	6.43%	0.00%	to	1.95%	64.58%	to	67.08%
ING Pioneer High Yield Portfolio - Service Class
2013	36	$18.20	to	$19.81	$ 698	4.30%	0.25%	to	1.35%	10.68%	to	11.38%
2012	27	$16.41	to	$17.31	$ 466	5.82%	0.60%	to	1.40%	14.35%	to	15.08%
2011	27	$14.41	to	$15.25	$ 393	5.50%	0.35%	to	1.35%	-2.31%	to	-1.29%
2010	25	$14.71	to	$15.45	$ 370	5.44%	0.35%	to	1.40%	17.02%	to	18.30%
2009	14	$12.57	to	$13.06	$ 181	6.87%	0.35%	to	1.40%	64.31%	to	65.47%

variable annuity account c of

ING life insurance and annuity company

Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Solution 2015 Portfolio - Adviser Class
2013	68	$13.59			$ 919	3.01%	0.35%			8.55%
2012	70	$12.52			$ 874	3.93%	0.35%			10.70%
2011	71	$11.31	to	$12.12	$ 805	2.89%	0.00%	to	0.35%	-1.22%	to	-0.90%
2010	45	$11.45	to	$12.23	$ 512	0.09%	0.00%	to	0.65%	10.19%	to	10.88%
2009	1,347	$10.26	to	$11.03	$ 14,444	3.68%	0.00%	to	1.55%	20.28%	to	22.15%
ING Solution 2015 Portfolio - Initial Class
2013	158	$11.18	to	$11.25	$ 1,766	3.75%	0.00%	to	0.45%	8.97%	to	9.44%
2012	124	$10.26	to	$10.28	$ 1,276	(d)	0.00%	to	0.45%	(d)
2011	(d)	(d)			(d)	(d)	(d)			(d)
2010	(d)	(d)			(d)	(d)	(d)			(d)
2009	(d)	(d)			(d)	(d)	(d)			(d)
ING Solution 2015 Portfolio - Service Class
2013	4,916	$11.29	to	$15.00	$ 67,703	3.22%	0.00%	to	1.50%	7.48%	to	9.16%
2012	5,266	$10.44	to	$13.75	$ 67,178	4.26%	0.00%	to	1.50%	9.77%	to	11.53%
2011	5,226	$9.45	to	$12.33	$ 60,328	3.23%	0.00%	to	1.50%	-2.19%	to	-0.68%
2010	4,993	$9.61	to	$12.42	$ 58,754	2.36%	0.00%	to	1.50%	9.61%	to	11.39%
2009	4,158	$8.71	to	$11.17	$ 44,359	3.84%	0.00%	to	1.50%	20.49%	to	22.39%
ING Solution 2015 Portfolio - Service 2 Class
2013	756	$12.93	to	$13.73	$ 10,144	3.01%	0.00%	to	1.55%	7.30%	to	8.97%
2012	855	$12.05	to	$12.60	$ 10,582	3.80%	0.00%	to	1.55%	9.55%	to	11.21%
2011	1,241	$11.00	to	$11.33	$ 13,912	3.32%	0.00%	to	1.55%	-2.40%	to	-0.79%
2010	1,297	$11.27	to	$11.42	$ 14,738	(b)	0.00%	to	1.55%	(b)
2009	(b)	(b)			(b)	(b)	(b)			(b)
ING Solution 2025 Portfolio - Adviser Class
2013	36	$13.96			$ 508	1.93%	0.35%			15.66%
2012	35	$12.07			$ 427	2.46%	0.35%			12.80%
2011	36	$10.70			$ 387	1.90%	0.35%			-3.69%
2010	32	$11.11	to	$12.08	$ 351	0.05%	0.00%	to	0.95%	12.38%	to	13.53%
2009	1,753	$9.82	to	$10.64	$ 18,118	3.06%	0.00%	to	1.55%	23.44%	to	25.32%

variable annuity account c of

ING life insurance and annuity company

Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Solution 2025 Portfolio - Initial Class
2013	66	$12.01	to	$12.09	$ 788	2.60%	0.00%	to	0.45%	16.04%	to	16.59%
2012	50	$10.35	to	$10.37	$ 521	(d)	0.00%	to	0.45%	(d)
2011	(d)	(d)			(d)	(d)	(d)			(d)
2010	(d)	(d)			(d)	(d)	(d)			(d)
2009	(d)	(d)			(d)	(d)	(d)			(d)
ING Solution 2025 Portfolio - Service Class
2013	9,043	$11.28	to	$15.69	$ 131,426	2.28%	0.00%	to	1.50%	14.56%	to	16.39%
2012	8,785	$9.79	to	$13.48	$ 110,500	2.73%	0.00%	to	1.50%	11.77%	to	13.49%
2011	8,260	$8.71	to	$11.89	$ 92,206	2.18%	0.00%	to	1.50%	-4.53%	to	-3.03%
2010	7,451	$9.07	to	$12.27	$ 86,539	1.58%	0.00%	to	1.50%	12.04%	to	13.82%
2009	6,278	$8.03	to	$10.78	$ 64,506	3.13%	0.00%	to	1.50%	23.86%	to	25.93%
ING Solution 2025 Portfolio - Service 2 Class
2013	1,019	$14.25	to	$15.14	$ 15,044	2.10%	0.00%	to	1.55%	14.27%	to	16.10%
2012	1,219	$12.47	to	$13.04	$ 15,599	2.31%	0.00%	to	1.55%	11.61%	to	13.29%
2011	1,727	$11.17	to	$11.51	$ 19,675	2.22%	0.00%	to	1.55%	-4.77%	to	-3.20%
2010	1,708	$11.73	to	$11.89	$ 20,208	(b)	0.00%	to	1.55%	(b)
2009	(b)	(b)			(b)	(b)	(b)			(b)
ING Solution 2035 Portfolio - Adviser Class
2013	15	$14.45			$ 215	1.25%	0.35%			19.72%
2012	22	$12.07			$ 266	1.99%	0.35%			14.41%
2011	32	$10.55			$ 338	1.12%	0.35%			-5.21%
2010	34	$11.13	to	$11.56	$ 379	0.05%	0.35%	to	1.00%	13.11%	to	13.92%
2009	1,547	$9.77	to	$10.71	$ 16,062	2.66%	0.00%	to	1.55%	26.08%	to	28.11%
ING Solution 2035 Portfolio - Initial Class
2013	142	$12.52	to	$12.59	$ 1,783	2.08%	0.00%	to	0.45%	20.15%	to	20.71%
2012	125	$10.42	to	$10.43	$ 1,299	(d)	0.00%	to	0.45%	(d)
2011	(d)	(d)			(d)	(d)	(d)			(d)
2010	(d)	(d)			(d)	(d)	(d)			(d)
2009	(d)	(d)			(d)	(d)	(d)			(d)

variable annuity account c of

ING life insurance and annuity company

Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Solution 2035 Portfolio - Service Class
2013	8,079	$11.38	to	$16.41	$ 123,072	1.90%	0.00%	to	1.50%	18.60%	to	20.66%
2012	7,612	$9.54	to	$13.64	$ 96,949	2.16%	0.00%	to	1.50%	13.34%	to	15.11%
2011	6,862	$8.36	to	$11.85	$ 76,467	1.61%	0.00%	to	1.50%	-6.05%	to	-4.55%
2010	5,947	$8.85	to	$12.42	$ 70,002	1.19%	0.00%	to	1.50%	12.86%	to	14.58%
2009	5,065	$7.78	to	$10.84	$ 52,312	2.79%	0.00%	to	1.50%	26.47%	to	28.44%
ING Solution 2035 Portfolio - Service 2 Class
2013	889	$14.98	to	$15.91	$ 13,788	1.62%	0.00%	to	1.55%	18.33%	to	20.17%
2012	1,165	$12.66	to	$13.24	$ 15,155	1.94%	0.00%	to	1.55%	13.24%	to	14.93%
2011	1,444	$11.18	to	$11.52	$ 16,464	1.68%	0.00%	to	1.55%	-6.29%	to	-4.79%
2010	1,425	$11.93	to	$12.10	$ 17,154	(b)	0.00%	to	1.55%	(b)
2009	(b)	(b)			(b)	(b)	(b)			(b)
ING Solution 2045 Portfolio - Adviser Class
2013	7	$14.56			$ 108	1.78%	0.35%			22.66%
2012	10	$11.87			$ 117	1.72%	0.35%			14.80%
2011	11	$10.34			$ 115	1.03%	0.35%			-5.74%
2010	7	$10.97			$ 80	0.02%	0.35%			14.51%
2009	1,072	$9.58	to	$10.68	$ 11,165	2.16%	0.00%	to	1.55%	27.31%	to	29.30%
ING Solution 2045 Portfolio - Initial Class
2013	102	$12.86	to	$12.94	$ 1,313	1.98%	0.00%	to	0.45%	23.18%
2012	77	$10.44			$ 803	(d)	0.45%			(d)
2011	(d)	(d)			(d)	(d)	(d)			(d)
2010	(d)	(d)			(d)	(d)	(d)			(d)
2009	(d)	(d)			(d)	(d)	(d)			(d)
ING Solution 2045 Portfolio - Service Class
2013	5,814	$11.28	to	$16.82	$ 90,698	1.67%	0.00%	to	1.50%	21.56%	to	23.77%
2012	5,506	$9.22	to	$13.63	$ 70,077	1.84%	0.00%	to	1.50%	13.76%	to	15.51%
2011	4,993	$8.06	to	$11.80	$ 55,372	1.22%	0.00%	to	1.50%	-6.56%	to	-5.12%
2010	4,246	$8.57	to	$12.44	$ 49,958	0.90%	0.00%	to	1.50%	13.39%	to	15.17%
2009	3,511	$7.51	to	$10.81	$ 36,075	2.34%	0.00%	to	1.50%	27.92%	to	29.93%

variable annuity account c of

ING life insurance and annuity company

Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Solution 2045 Portfolio - Service 2 Class
2013	512	$15.47	to	$16.44	$ 8,217	1.31%	0.00%	to	1.55%	21.33%	to	23.24%
2012	881	$12.75	to	$13.34	$ 11,546	1.54%	0.00%	to	1.55%	13.64%	to	15.40%
2011	1,168	$11.22	to	$11.56	$ 13,383	1.25%	0.00%	to	1.55%	-6.89%	to	-5.40%
2010	1,142	$12.05	to	$12.22	$ 13,890	(b)	0.00%	to	1.55%	(b)
2009	(b)	(b)			(b)	(b)	(b)			(b)
ING Solution 2055 Portfolio - Initial Class
2013	10	$15.60			$ 155	1.43%	0.45%			23.32%
2012	10	$12.65			$ 124	(d)	0.45%			(d)
2011	(d)	(d)			(d)	(d)	(d)			(d)
2010	(d)	(d)			(d)	(d)	(d)			(d)
2009	(d)	(d)			(d)	(d)	(d)			(d)
ING Solution 2055 Portfolio - Service Class
2013	489	$14.28	to	$15.73	$ 7,472	1.20%	0.00%	to	1.50%	21.65%	to	23.57%
2012	272	$11.67	to	$12.73	$ 3,384	1.04%	0.00%	to	1.50%	13.86%	to	15.52%
2011	130	$10.20	to	$11.02	$ 1,414	0.37%	0.05%	to	1.50%	-6.52%	to	-5.16%
2010	19	$11.50	to	$11.62	$ 222	(b)	0.05%	to	1.50%	(b)
2009	(b)	(b)			(b)	(b)	(b)			(b)
ING Solution 2055 Portfolio - Service 2 Class
2013	45	$14.86	to	$15.64	$ 683	1.07%	0.00%	to	1.40%	21.60%	to	23.34%
2012	35	$12.22	to	$12.68	$ 438	0.86%	0.00%	to	1.40%	13.77%	to	15.27%
2011	24	$10.74	to	$11.00	$ 259	0.46%	0.00%	to	1.45%	-6.43%	to	-5.25%
2010	15	$11.51	to	$11.61	$ 174	(b)	0.00%	to	1.25%	(b)
2009	(b)	(b)			(b)	(b)	(b)			(b)
ING Solution Balanced Portfolio - Service Class
2013	295	$11.51	to	$12.35	$ 3,502	2.15%	0.25%	to	1.50%	13.92%	to	15.36%
2012	219	$10.10	to	$10.71	$ 2,273	1.63%	0.25%	to	1.50%	11.97%	to	13.45%
2011	193	$9.02	to	$9.44	$ 1,775	0.33%	0.25%	to	1.50%	-3.94%	to	-2.68%
2010	131	$9.39	to	$9.70	$ 1,246	1.11%	0.25%	to	1.50%	11.11%	to	12.40%
2009	86	$8.45	to	$8.63	$ 737	0.66%	0.25%	to	1.50%	22.87%	to	23.99%

variable annuity account c of

ING life insurance and annuity company

Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Solution Income Portfolio - Adviser Class
2013	16	$13.81			$ 221	3.35%	0.35%			6.31%
2012	20	$12.99			$ 257	3.93%	0.35%			9.16%
2011	25	$11.90			$ 303	2.00%	0.35%			-0.17%
2010	84	$11.92	to	$12.20	$ 998	0.63%	0.25%	to	0.40%	8.82%	to	9.03%
2009	776	$10.61	to	$11.32	$ 8,576	5.19%	0.00%	to	1.40%	15.42%	to	16.94%
ING Solution Income Portfolio - Initial Class
2013	234	$10.90	to	$10.97	$ 2,555	3.45%	0.00%	to	0.45%	6.86%	to	7.34%
2012	193	$10.20	to	$10.22	$ 1,968	(d)	0.00%	to	0.45%	(d)
2011	(d)	(d)			(d)	(d)	(d)			(d)
2010	(d)	(d)			(d)	(d)	(d)			(d)
2009	(d)	(d)			(d)	(d)	(d)			(d)
ING Solution Income Portfolio - Service Class
2013	1,106	$11.99	to	$14.81	$ 15,119	3.65%	0.00%	to	1.50%	5.35%	to	7.01%
2012	1,014	$11.31	to	$13.84	$ 13,244	5.01%	0.00%	to	1.50%	8.15%	to	9.75%
2011	1,144	$10.40	to	$12.61	$ 13,757	3.92%	0.00%	to	1.50%	-1.13%	to	0.42%
2010	1,044	$10.46	to	$12.57	$ 12,512	3.39%	0.00%	to	1.50%	7.95%	to	9.78%
2009	852	$9.63	to	$11.47	$ 9,378	5.44%	0.00%	to	1.50%	15.44%	to	17.28%
ING Solution Income Portfolio - Service 2 Class
2013	110	$12.31	to	$13.00	$ 1,395	3.75%	0.00%	to	1.40%	5.38%	to	6.82%
2012	173	$11.68	to	$12.17	$ 2,070	4.41%	0.00%	to	1.40%	8.05%	to	9.64%
2011	241	$10.80	to	$11.10	$ 2,646	3.22%	0.00%	to	1.45%	-1.10%	to	0.27%
2010	458	$10.93	to	$11.07	$ 5,049	(b)	0.00%	to	1.40%	(b)
2009	(b)	(b)			(b)	(b)	(b)			(b)
ING Solution Moderately Conservative Portfolio - Service Class
2013	412	$11.53	to	$12.37	$ 4,900	2.79%	0.25%	to	1.50%	7.96%	to	9.28%
2012	326	$10.68	to	$11.32	$ 3,570	1.85%	0.25%	to	1.50%	10.33%	to	11.64%
2011	305	$9.68	to	$10.14	$ 3,018	0.54%	0.25%	to	1.50%	-2.22%	to	-0.88%
2010	247	$9.90	to	$10.23	$ 2,487	1.49%	0.25%	to	1.50%	9.51%	to	10.95%
2009	167	$9.04	to	$9.22	$ 1,529	0.93%	0.25%	to	1.50%	18.61%	to	19.90%

variable annuity account c of

ING life insurance and annuity company

Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING T. Rowe Price Diversified Mid Cap Growth Portfolio - Adviser Class
2013	20	$19.52			$ 389	0.23%	0.35%			33.97%
2012	32	$14.57			$ 465	-	0.35%			15.27%
2011	32	$12.64			$ 409	0.23%	0.35%			-4.53%
2010	34	$13.24			$ 451	-	0.35%			27.31%
2009	30	$10.40			$ 313	-	0.35%			45.05%
ING T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class
2013	18,991	$15.09	to	$23.21	$ 393,263	0.29%	0.00%	to	1.50%	29.45%	to	38.68%
2012	20,973	$11.26	to	$17.17	$ 324,303	0.52%	0.00%	to	1.50%	11.41%	to	16.10%
2011	22,944	$9.79	to	$14.79	$ 309,528	0.35%	0.00%	to	1.50%	-5.15%	to	-3.64%
2010	24,412	$10.25	to	$15.35	$ 345,307	0.28%	0.00%	to	1.50%	26.65%	to	31.82%
2009	25,435	$8.04	to	$11.95	$ 281,756	0.43%	0.00%	to	1.50%	40.28%	to	52.34%
ING T. Rowe Price Diversified Mid Cap Growth Portfolio - Service Class
2013	48	$14.67	to	$22.20	$ 859	0.14%	0.00%	to	1.30%	33.06%	to	34.71%
2012	43	$11.02	to	$16.48	$ 586	0.17%	0.00%	to	1.30%	14.43%	to	15.89%
2011	47	$9.63	to	$14.22	$ 580	0.18%	0.00%	to	1.25%	-5.12%	to	-3.92%
2010	43	$10.15	to	$14.80	$ 562	-	0.00%	to	1.25%	26.47%	to	28.14%
2009	36	$8.02	to	$11.55	$ 368	0.31%	0.00%	to	1.25%	44.22%	to	46.02%
ING T. Rowe Price Growth Equity Portfolio - Adviser Class
2013	83	$18.89			$ 1,561	-	0.35%			38.08%
2012	89	$13.68			$ 1,224	-	0.35%			17.93%
2011	98	$11.60			$ 1,139	-	0.35%			-1.94%
2010	101	$11.83			$ 1,195	-	0.35%			15.87%
2009	105	$10.21			$ 1,070	-	0.35%			41.81%
ING T. Rowe Price Growth Equity Portfolio - Initial Class
2013	9,672	$14.77	to	$45.48	$ 326,039	0.02%	0.00%	to	1.50%	37.17%	to	39.28%
2012	9,885	$10.71	to	$32.97	$ 247,651	0.17%	0.00%	to	1.50%	17.11%	to	18.92%
2011	9,608	$9.08	to	$28.03	$ 208,716	-	0.00%	to	1.50%	-2.57%	to	-1.06%
2010	10,050	$9.27	to	$28.62	$ 223,428	0.04%	0.00%	to	1.50%	15.11%	to	16.88%
2009	10,235	$7.99	to	$24.73	$ 200,867	0.17%	0.00%	to	1.50%	40.83%	to	43.01%

variable annuity account c of

ING life insurance and annuity company

Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING T. Rowe Price Growth Equity Portfolio - Service Class
2013	182	$18.89	to	$22.72	$ 3,895	0.03%	0.00%	to	1.55%	36.78%	to	38.90%
2012	176	$13.81	to	$16.52	$ 2,729	-	0.00%	to	1.55%	16.74%	to	18.62%
2011	156	$11.83	to	$14.07	$ 2,053	-	0.00%	to	1.55%	-2.79%	to	-1.33%
2010	152	$12.17	to	$14.40	$ 2,022	0.06%	0.00%	to	1.55%	14.81%	to	16.61%
2009	140	$10.60	to	$12.48	$ 1,598	-	0.00%	to	1.55%	40.40%	to	42.58%
ING Templeton Foreign Equity Portfolio - Adviser Class
2013	49	$10.94			$ 539	1.09%	0.35%			19.30%
2012	61	$9.17			$ 562	1.18%	0.35%			17.87%
2011	59	$7.78			$ 457	2.05%	0.35%			-12.68%
2010	36	$8.91			$ 324	1.86%	0.35%			7.87%
2009	26	$8.26			$ 215	-	0.35%			30.90%
ING Templeton Foreign Equity Portfolio - Initial Class
2013	10,606	$10.46	to	$11.48	$ 114,872	1.48%	0.00%	to	1.50%	18.46%	to	20.21%
2012	11,465	$8.83	to	$9.55	$ 104,253	1.62%	0.00%	to	1.50%	17.08%	to	18.93%
2011	10,100	$7.54	to	$8.03	$ 77,991	1.95%	0.00%	to	1.50%	-13.36%	to	-12.05%
2010	10,877	$8.70	to	$9.13	$ 96,382	2.20%	0.00%	to	1.50%	7.22%	to	9.74%
2009	11,443	$8.11	to	$8.38	$ 94,024	-	0.00%	to	1.50%	30.10%	to	32.18%
ING Templeton Foreign Equity Portfolio - Service Class
2013	27	$12.39	to	$13.79	$ 362	1.24%	0.00%	to	1.40%	18.34%	to	19.91%
2012	25	$10.47	to	$11.50	$ 284	2.16%	0.00%	to	1.40%	16.98%	to	18.68%
2011	9	$8.95	to	$9.69	$ 86	1.15%	0.00%	to	1.40%	-13.44%	to	-12.23%
2010	8	$10.32	to	$11.04	$ 88	2.76%	0.00%	to	1.45%	7.04%	to	8.55%
2009	6	$9.64	to	$10.17	$ 57	-	0.00%	to	1.45%	30.01%	to	31.91%
ING Core Equity Research Fund - Class A
2013	7	$22.13	to	$23.14	$ 162	0.57%	0.35%	to	1.25%	28.96%	to	30.15%
2012	11	$17.16	to	$17.78	$ 190	1.06%	0.35%	to	1.25%	16.02%	to	17.05%
2011	13	$14.79	to	$15.19	$ 189	1.03%	0.35%	to	1.25%	-1.66%	to	-0.78%
2010	13	$14.99	to	$15.29	$ 200	0.61%	0.40%	to	1.40%	10.95%	to	12.10%
2009	9	$13.49	to	$13.64	$ 129	(a)	0.40%	to	1.55%	(a)

variable annuity account c of

ING life insurance and annuity company

Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Strategic Allocation Conservative Portfolio - Class I
2013	1,821	$12.26	to	$27.13	$ 37,570	2.58%	0.00%	to	1.60%	10.41%	to	12.39%
2012	1,798	$11.03	to	$24.14	$ 33,238	2.70%	0.00%	to	1.70%	10.62%	to	12.32%
2011	1,920	$9.91	to	$21.55	$ 31,636	4.08%	0.00%	to	1.60%	0.18%	to	1.80%
2010	1,876	$9.82	to	$21.17	$ 30,602	4.39%	0.00%	to	1.60%	9.40%	to	11.10%
2009	1,943	$8.92	to	$19.06	$ 29,313	7.90%	0.00%	to	1.95%	15.62%	to	17.94%
ING Strategic Allocation Growth Portfolio - Class I
2013	3,607	$11.68	to	$28.95	$ 76,061	1.71%	0.00%	to	1.95%	20.03%	to	22.45%
2012	3,688	$9.63	to	$23.66	$ 64,806	1.57%	0.00%	to	1.95%	12.70%	to	15.09%
2011	3,981	$8.45	to	$20.63	$ 61,425	2.68%	0.00%	to	1.95%	-4.75%	to	-2.89%
2010	4,056	$8.78	to	$21.25	$ 65,533	3.58%	0.00%	to	1.95%	10.82%	to	13.15%
2009	4,155	$7.83	to	$18.80	$ 60,353	9.30%	0.00%	to	1.95%	22.80%	to	25.27%
ING Strategic Allocation Moderate Portfolio - Class I
2013	3,358	$11.86	to	$27.50	$ 67,281	2.15%	0.00%	to	1.60%	14.74%	to	16.58%
2012	3,554	$10.27	to	$23.66	$ 61,420	2.13%	0.00%	to	1.70%	11.85%	to	13.66%
2011	3,774	$9.12	to	$20.83	$ 57,881	3.49%	0.00%	to	1.60%	-2.21%	to	-0.57%
2010	3,928	$9.26	to	$20.95	$ 61,501	3.92%	0.00%	to	1.60%	10.25%	to	12.15%
2009	3,969	$8.34	to	$18.68	$ 56,060	8.62%	0.00%	to	1.60%	19.91%	to	21.77%
ING Growth and Income Portfolio - Class A
2013	111	$14.36			$ 1,598	1.09%	0.35%			29.60%
2012	71	$11.08			$ 785	1.34%	0.35%			14.82%
2011	89	$9.65			$ 856	1.09%	0.35%			-1.03%
2010	62	$9.75			$ 606	0.99%	0.35%			13.11%
2009	47	$8.62			$ 403	1.03%	0.35%			29.24%
ING Growth and Income Portfolio - Class I
2013	41,976	$13.11	to	$457.82	$ 1,391,126	1.38%	0.00%	to	1.95%	28.10%	to	31.00%
2012	42,100	$10.12	to	$353.70	$ 1,068,514	1.84%	0.00%	to	1.95%	13.53%	to	15.77%
2011	47,467	$8.82	to	$308.39	$ 1,044,149	1.24%	0.00%	to	1.95%	-2.23%	to	-0.22%
2010	52,699	$8.93	to	$312.14	$ 1,177,617	1.06%	0.00%	to	1.95%	11.92%	to	14.24%
2009	53,908	$7.88	to	$276.06	$ 1,084,132	1.44%	0.00%	to	1.95%	27.76%	to	30.30%

variable annuity account c of

ING life insurance and annuity company

Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Growth and Income Portfolio - Class S
2013	12	$13.98	to	$20.81	$ 212	0.06%	0.10%	to	1.55%	28.36%	to	30.26%
2012	533	$10.84	to	$16.04	$ 6,121	1.47%	0.00%	to	1.55%	13.73%	to	15.45%
2011	737	$9.58	to	$13.95	$ 7,254	2.00%	0.00%	to	1.55%	-1.72%	to	-0.50%
2010	141	$9.70	to	$14.09	$ 1,467	1.02%	0.00%	to	1.50%	12.15%	to	13.84%
2009	97	$8.59	to	$12.43	$ 884	1.68%	0.00%	to	1.50%	28.98%	to	29.55%
ING Index Plus LargeCap Portfolio - Class I
2013	12,649	$11.85	to	$32.83	$ 325,012	1.82%	0.00%	to	1.95%	30.24%	to	32.92%
2012	13,613	$9.05	to	$24.77	$ 269,213	1.66%	0.00%	to	1.95%	12.30%	to	14.50%
2011	15,065	$8.03	to	$21.65	$ 262,851	1.90%	0.00%	to	1.95%	-2.07%	to	-0.05%
2010	16,582	$8.16	to	$21.66	$ 292,131	1.93%	0.00%	to	1.95%	11.70%	to	14.02%
2009	18,196	$7.27	to	$19.01	$ 283,441	3.01%	0.00%	to	1.95%	20.75%	to	23.20%
ING Index Plus LargeCap Portfolio - Class S
2013	21	$15.70			$ 335	1.42%	0.35%			32.27%
2012	31	$11.87			$ 368	1.60%	0.35%			13.70%
2011	37	$10.44			$ 383	1.64%	0.35%			-0.76%
2010	33	$10.52			$ 348	1.94%	0.35%			13.24%
2009	40	$9.29			$ 375	2.57%	0.35%			22.56%
ING Index Plus MidCap Portfolio - Class I
2013	10,694	$14.52	to	$42.09	$ 365,883	1.15%	0.00%	to	1.95%	31.89%	to	34.56%
2012	11,422	$10.89	to	$31.28	$ 298,981	0.91%	0.00%	to	1.95%	15.57%	to	17.73%
2011	12,437	$9.33	to	$26.58	$ 280,455	0.84%	0.00%	to	1.85%	-2.94%	to	-1.12%
2010	13,426	$9.53	to	$26.88	$ 307,653	1.06%	0.00%	to	2.10%	19.36%	to	21.95%
2009	14,483	$7.88	to	$22.05	$ 274,072	1.65%	0.00%	to	2.10%	28.97%	to	31.80%
ING Index Plus MidCap Portfolio - Class S
2013	28	$17.78			$ 503	0.90%	0.35%			33.78%
2012	29	$13.29			$ 387	0.52%	0.35%			16.99%
2011	34	$11.36			$ 389	0.41%	0.35%			-1.73%
2010	51	$11.56			$ 590	0.94%	0.35%			21.05%
2009	49	$9.55			$ 472	1.09%	0.35%			31.00%

variable annuity account c of

ING life insurance and annuity company

Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Index Plus SmallCap Portfolio - Class I
2013	6,051	$14.48	to	$30.95	$ 154,881	0.94%	0.00%	to	1.95%	39.95%	to	42.71%
2012	6,083	$10.24	to	$21.69	$ 109,978	0.58%	0.00%	to	1.95%	10.36%	to	12.38%
2011	6,805	$9.19	to	$19.30	$ 110,537	0.86%	0.00%	to	1.80%	-2.52%	to	-0.72%
2010	7,455	$9.34	to	$19.44	$ 122,910	0.69%	0.00%	to	2.10%	20.30%	to	22.86%
2009	7,647	$7.67	to	$15.83	$ 103,515	1.74%	0.00%	to	2.10%	22.25%	to	24.85%
ING Index Plus SmallCap Portfolio - Class S
2013	14	$16.68			$ 236	0.49%	0.35%			41.72%
2012	15	$11.77			$ 176	-	0.35%			11.78%
2011	17	$10.53			$ 181	0.60%	0.35%			-1.31%
2010	14	$10.67			$ 154	0.72%	0.35%			22.08%
2009	14	$8.74			$ 122	1.11%	0.35%			23.97%
ING International Index Portfolio - Class I
2013	2,524	$9.41	to	$17.67	$ 26,714	2.24%	0.00%	to	1.80%	19.26%	to	21.45%
2012	2,347	$7.89	to	$14.68	$ 20,592	2.78%	0.00%	to	1.80%	16.54%	to	18.84%
2011	2,344	$6.77	to	$12.49	$ 17,553	2.70%	0.00%	to	1.80%	-13.76%	to	-12.20%
2010	2,334	$7.85	to	$14.36	$ 20,151	3.45%	0.00%	to	1.80%	6.27%	to	8.01%
2009	2,401	$7.43	to	$13.44	$ 19,407	-	0.00%	to	1.60%	26.18%	to	27.56%
ING International Index Portfolio - Class S
2013	-	$17.06			$ 6	-	0.35%			20.65%
2012	-	$14.14			$ 5	-	0.35%			18.03%
2011	1	$11.98			$ 7	-	0.35%			-12.75%
2010	1	$13.73			$ 13	6.25%	0.35%			7.27%
2009	1	$12.80			$ 19	(a)	0.35%			(a)
ING Russell™ Large Cap Growth Index Portfolio - Class I
2013	563	$20.94	to	$22.45	$ 12,039	1.35%	0.00%	to	1.50%	30.06%	to	31.98%
2012	547	$16.10	to	$17.01	$ 8,965	1.14%	0.00%	to	1.50%	12.75%	to	14.47%
2011	367	$14.28	to	$14.86	$ 5,308	1.31%	0.00%	to	1.50%	2.66%	to	4.21%
2010	274	$13.91	to	$14.26	$ 3,841	0.64%	0.00%	to	1.50%	11.10%	to	12.82%
2009	221	$12.47	to	$12.76	$ 2,772	(a)	0.00%	to	1.50%	(a)

variable annuity account c of

ING life insurance and annuity company

Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Russell™ Large Cap Growth Index Portfolio - Class S
2013	45	$21.00	to	$22.21	$ 956	1.17%	0.00%	to	1.20%	30.17%	to	31.71%
2012	36	$16.02	to	$16.87	$ 585	0.86%	0.00%	to	1.35%	12.78%	to	14.26%
2011	41	$14.06	to	$14.63	$ 581	1.10%	0.00%	to	1.35%	2.52%	to	3.87%
2010	37	$13.60	to	$14.12	$ 508	0.46%	0.00%	to	1.35%	10.94%	to	12.47%
2009	29	$12.15	to	$12.60	$ 353	(a)	0.00%	to	1.35%	(a)
ING Russell™ Large Cap Index Portfolio - Class I
2013	2,704	$13.18	to	$14.51	$ 37,350	1.48%	0.00%	to	1.80%	29.72%	to	32.03%
2012	2,210	$10.16	to	$10.99	$ 23,318	2.28%	0.00%	to	1.80%	13.39%	to	15.56%
2011	1,513	$8.96	to	$9.51	$ 13,923	1.53%	0.00%	to	1.80%	0.79%	to	2.59%
2010	1,295	$8.89	to	$9.27	$ 11,717	3.25%	0.00%	to	1.80%	10.48%	to	12.23%
2009	1,190	$8.06	to	$8.27	$ 9,692	-	0.00%	to	1.60%	21.90%	to	23.65%
ING Russell™ Large Cap Index Portfolio - Class S
2013	10	$21.35			$ 221	0.70%	0.95%			30.50%
2012	4	$16.36			$ 65	2.70%	0.95%			14.17%
2011	1	$14.33			$ 9	-	0.95%			1.20%
2010	1	$14.16			$ 10	(b)	0.95%			(b)
2009	(b)	(b)			(b)	(b)	(b)			(b)
ING Russell™ Large Cap Value Index Portfolio - Class I
2013	19	$19.40	to	$19.49	$ 365	1.61%	1.15%	to	1.25%	30.20%	to	30.37%
2012	17	$14.90	to	$14.95	$ 255	1.82%	1.15%	to	1.25%	14.79%	to	14.91%
2011	14	$12.98	to	$13.01	$ 184	1.22%	1.15%	to	1.25%	-0.38%	to	-0.31%
2010	11	$13.03	to	$13.05	$ 145	1.79%	1.15%	to	1.25%	9.96%	to	10.03%
2009	7	$11.85	to	$11.86	$ 79	(a)	1.15%	to	1.25%	(a)
ING Russell™ Large Cap Value Index Portfolio - Class S
2013	312	$18.94	to	$20.31	$ 6,058	1.54%	0.00%	to	1.50%	29.46%	to	31.46%
2012	264	$14.63	to	$15.45	$ 3,936	1.55%	0.00%	to	1.50%	14.21%	to	15.90%
2011	215	$12.81	to	$13.33	$ 2,795	1.56%	0.00%	to	1.50%	-0.93%	to	0.60%
2010	180	$12.93	to	$13.25	$ 2,346	1.44%	0.00%	to	1.50%	9.48%	to	11.16%
2009	165	$11.81	to	$11.92	$ 1,952	(a)	0.00%	to	1.50%	(a)

variable annuity account c of

ING life insurance and annuity company

Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Russell™ Mid Cap Growth Index Portfolio - Class S
2013	358	$23.11	to	$24.78	$ 8,513	0.67%	0.00%	to	1.50%	32.89%	to	34.89%
2012	325	$17.39	to	$18.37	$ 5,776	0.35%	0.00%	to	1.50%	13.73%	to	15.46%
2011	335	$15.29	to	$15.91	$ 5,207	0.45%	0.00%	to	1.50%	-3.65%	to	-2.15%
2010	291	$15.87	to	$16.26	$ 4,652	0.29%	0.00%	to	1.50%	23.98%	to	25.85%
2009	237	$12.80	to	$12.92	$ 3,049	(a)	0.00%	to	1.50%	(a)
ING Russell™ Mid Cap Index Portfolio - Class I
2013	2,845	$14.57	to	$16.12	$ 44,130	1.11%	0.00%	to	1.80%	31.86%	to	34.11%
2012	2,011	$11.05	to	$12.02	$ 23,380	0.87%	0.00%	to	1.80%	14.86%	to	17.04%
2011	786	$9.62	to	$10.27	$ 7,784	1.25%	0.00%	to	1.80%	-3.61%	to	-2.12%
2010	638	$9.98	to	$10.40	$ 6,503	0.52%	0.25%	to	1.80%	23.31%	to	25.00%
2009	433	$8.15	to	$8.36	$ 3,562	-	0.00%	to	1.50%	38.41%	to	40.27%
ING Russell™ Small Cap Index Portfolio - Class I
2013	1,437	$15.67	to	$17.34	$ 23,761	1.25%	0.00%	to	1.80%	36.26%	to	38.72%
2012	1,049	$11.50	to	$12.50	$ 12,589	0.79%	0.00%	to	1.80%	13.97%	to	16.06%
2011	648	$10.09	to	$10.77	$ 6,728	0.90%	0.00%	to	1.80%	-5.61%	to	-3.93%
2010	482	$10.69	to	$11.21	$ 5,262	0.47%	0.00%	to	1.80%	24.51%	to	26.16%
2009	225	$8.65	to	$8.83	$ 1,962	-	0.25%	to	1.50%	24.78%	to	26.32%
ING Small Company Portfolio - Class I
2013	4,235	$15.42	to	$52.98	$ 155,627	0.51%	0.00%	to	1.50%	35.67%	to	37.83%
2012	4,493	$11.29	to	$38.48	$ 122,521	0.41%	0.00%	to	1.50%	12.81%	to	14.53%
2011	4,827	$9.95	to	$33.68	$ 116,910	0.40%	0.00%	to	1.50%	-3.94%	to	-2.48%
2010	5,153	$10.30	to	$34.54	$ 129,660	0.52%	0.00%	to	1.50%	22.55%	to	24.44%
2009	5,202	$8.35	to	$27.77	$ 107,672	0.61%	0.00%	to	1.50%	25.65%	to	27.62%
ING Small Company Portfolio - Class S
2013	15	$20.17			$ 299	0.40%	0.35%			36.93%
2012	14	$14.73			$ 207	-	0.35%			13.83%
2011	14	$12.94			$ 184	-	0.35%			-3.00%
2010	11	$13.34			$ 149	-	0.35%			23.52%
2009	11	$10.80			$ 118	0.92%	0.35%			26.76%

variable annuity account c of

ING life insurance and annuity company

Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING U.S. Bond Index Portfolio - Class I
2013	777	$11.32	to	$12.52	$ 9,263	1.91%	0.00%	to	1.80%	-4.31%	to	-2.57%
2012	937	$11.83	to	$12.85	$ 11,539	2.32%	0.00%	to	1.80%	2.30%	to	3.88%
2011	794	$11.71	to	$12.37	$ 9,456	2.02%	0.00%	to	1.50%	5.58%	to	7.19%
2010	477	$11.09	to	$11.54	$ 5,363	2.67%	0.00%	to	1.55%	4.52%	to	6.16%
2009	368	$10.61	to	$10.87	$ 3,932	2.62%	0.00%	to	1.50%	4.32%	to	5.84%
ING International Value Portfolio - Class I
2013	4,006	$8.71	to	$18.26	$ 62,868	2.58%	0.00%	to	1.55%	19.44%	to	21.25%
2012	4,356	$7.25	to	$15.06	$ 59,954	2.51%	0.00%	to	1.50%	17.41%	to	19.24%
2011	5,279	$6.14	to	$12.70	$ 62,017	2.61%	0.00%	to	1.55%	-16.21%	to	-14.84%
2010	6,060	$7.28	to	$15.07	$ 84,378	2.04%	0.00%	to	1.70%	0.73%	to	2.49%
2009	7,742	$7.16	to	$14.85	$ 105,099	1.56%	0.00%	to	1.70%	25.00%	to	27.22%
ING International Value Portfolio - Class S
2013	17	$13.43			$ 224	2.26%	0.35%			20.45%
2012	20	$11.15			$ 218	2.34%	0.35%			18.62%
2011	22	$9.40			$ 210	2.54%	0.35%			-15.24%
2010	24	$11.09			$ 263	1.83%	0.35%			1.93%
2009	26	$10.88			$ 283	1.51%	0.35%			25.78%
ING MidCap Opportunities Portfolio - Class I
2013	5,043	$12.14	to	$28.81	$ 113,492	0.04%	0.00%	to	1.50%	29.99%	to	31.99%
2012	2,646	$9.83	to	$21.94	$ 49,515	0.59%	0.00%	to	1.50%	12.48%	to	14.21%
2011	1,972	$11.38	to	$19.31	$ 32,603	-	0.00%	to	1.50%	-1.94%	to	-0.51%
2010	1,410	$11.54	to	$18.47	$ 23,611	0.72%	0.00%	to	1.50%	28.37%	to	30.35%
2009	998	$8.92	to	$14.17	$ 12,935	0.21%	0.00%	to	1.50%	39.29%	to	41.60%
ING MidCap Opportunities Portfolio - Class S
2013	74	$17.39	to	$23.29	$ 1,401	-	0.00%	to	1.55%	29.68%	to	31.62%
2012	122	$13.41	to	$17.75	$ 1,742	0.42%	0.00%	to	1.55%	12.33%	to	13.94%
2011	164	$12.00	to	$15.64	$ 2,056	-	0.00%	to	1.35%	-2.12%	to	-0.97%
2010	198	$12.22	to	$15.81	$ 2,514	0.57%	0.15%	to	1.75%	29.48%
2009	23	$12.21			$ 276	-	0.35%			40.51%

variable annuity account c of

ING life insurance and annuity company

Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING SmallCap Opportunities Portfolio - Class I
2013	2,427	$13.46	to	$27.49	$ 41,575	-	0.00%	to	1.50%	37.03%	to	39.05%
2012	2,283	$9.77	to	$19.73	$ 28,744	-	0.00%	to	1.75%	13.45%	to	14.88%
2011	1,989	$10.26	to	$17.18	$ 21,998	-	0.20%	to	1.50%	-0.68%	to	0.60%
2010	1,873	$10.33	to	$17.09	$ 20,701	-	0.00%	to	1.50%	30.43%	to	32.13%
2009	1,414	$7.92	to	$12.81	$ 11,898	-	0.00%	to	1.50%	28.99%	to	31.05%
ING SmallCap Opportunities Portfolio - Class S
2013	5	$22.30			$ 108	-	0.35%			38.25%
2012	5	$16.13			$ 80	-	0.35%			14.56%
2011	6	$14.08			$ 86	-	0.35%			0.14%
2010	15	$14.06			$ 213	-	0.35%			31.65%
2009	6	$10.68			$ 60	-	0.35%			30.24%
Janus Aspen Series Balanced Portfolio - Institutional Shares
2013	3	$30.58	to	$47.51	$ 153	1.83%	0.50%	to	1.40%	18.46%	to	19.58%
2012	4	$25.63	to	$40.04	$ 174	3.08%	0.50%	to	1.40%	12.05%	to	13.05%
2011	4	$22.71	to	$35.79	$ 151	2.55%	0.40%	to	1.40%	0.23%	to	1.11%
2010	7	$22.50	to	$35.55	$ 242	2.78%	0.50%	to	1.40%	6.87%	to	7.87%
2009	8	$20.91	to	$33.21	$ 261	6.84%	0.50%	to	1.45%	24.06%	to	25.25%
Janus Aspen Series Enterprise Portfolio - Institutional Shares
2013	7	$29.17	to	$46.45	$ 326	0.29%	0.45%	to	1.50%	30.42%	to	31.81%
2012	11	$22.19	to	$35.53	$ 365	-	0.45%	to	1.50%	15.58%	to	16.74%
2011	11	$19.05	to	$30.67	$ 322	-	0.40%	to	1.50%	-2.91%	to	-1.84%
2010	12	$19.46	to	$31.51	$ 363	-	0.45%	to	1.50%	24.01%	to	25.27%
2009	14	$15.57	to	$25.35	$ 327	-	0.30%	to	1.50%	42.60%	to	44.34%
Janus Aspen Series Flexible Bond Portfolio - Institutional Shares
2013	1	$21.24	to	$31.08	$ 38	5.13%	0.50%	to	1.50%	-1.62%	to	-0.62%
2012	1	$21.52	to	$31.52	$ 40	1.90%	0.50%	to	1.50%	6.72%	to	7.80%
2011	2	$20.09	to	$29.46	$ 65	7.63%	0.50%	to	1.50%	5.15%	to	6.19%
2010	3	$18.80	to	$27.94	$ 66	3.13%	0.50%	to	1.50%	6.38%	to	7.47%
2009	3	$17.63	to	$26.20	$ 62	5.00%	0.50%	to	1.50%	11.54%	to	12.63%

variable annuity account c of

ING life insurance and annuity company

Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
Janus Aspen Series Global Research Portfolio - Institutional Shares
2013	6	$15.43	to	$29.59	$ 161	1.35%	0.45%	to	1.50%	26.46%	to	27.83%
2012	6	$12.10	to	$23.33	$ 135	0.80%	0.45%	to	1.50%	18.33%	to	19.52%
2011	6	$10.15	to	$19.68	$ 114	0.72%	0.40%	to	1.50%	-15.03%	to	-14.08%
2010	8	$11.85	to	$23.10	$ 164	0.60%	0.45%	to	1.50%	14.08%	to	15.28%
2009	10	$10.30	to	$20.19	$ 172	1.23%	0.45%	to	1.50%	35.65%	to	37.13%
Janus Aspen Series Janus Portfolio - Institutional Shares
2013	3	$12.96	to	$32.19	$ 78	1.35%	0.50%	to	1.25%	28.71%	to	29.67%
2012	4	$10.04	to	$24.98	$ 70	-	0.50%	to	1.40%	16.99%	to	18.06%
2011	4	$8.54	to	$21.31	$ 57	-	0.50%	to	1.40%	-6.62%	to	-5.81%
2010	5	$9.10	to	$22.41	$ 82	1.20%	0.50%	to	1.40%	12.89%	to	14.00%
2009	5	$8.02	to	$19.82	$ 84	-	0.50%	to	1.40%	34.49%	to	35.62%
JPMorgan Government Bond Fund - Select Class
2013	25	$9.58			$ 242	5.56%	0.95%			-4.58%
2012	1	$10.04			$ 10	(d)	0.95%			(d)
2011	(d)	(d)			(d)	(d)	(d)			(d)
2010	(d)	(d)			(d)	(d)	(d)			(d)
2009	(d)	(d)			(d)	(d)	(d)			(d)
Lazard Emerging Markets Equity Portfolio - Open Shares
2013	-	$12.30			-	(e)	0.80%			(e)
2012	(e)	$10.04			(e)	(e)	(e)			(e)
2011	(e)	(e)			(e)	(e)	(e)			(e)
2010	(e)	(e)			(e)	(e)	(e)			(e)
2009	(e)	(e)			(e)	(e)	(e)			(e)
Lazard U.S. Mid Cap Equity Portfolio - Open Shares
2013	339	$10.98	to	$12.76	$ 3,922	0.29%	0.00%	to	1.50%	30.71%	to	32.57%
2012	571	$8.40	to	$9.63	$ 5,049	0.07%	0.00%	to	1.50%	3.83%	to	5.48%
2011	452	$8.09	to	$9.13	$ 3,793	0.03%	0.00%	to	1.50%	-7.22%	to	-5.86%
2010	287	$8.72	to	$9.70	$ 2,566	0.86%	0.00%	to	1.50%	21.28%	to	23.10%
2009	159	$7.19	to	$7.49	$ 1,162	0.77%	0.00%	to	1.50%	36.53%	to	38.19%

variable annuity account c of

ING life insurance and annuity company

Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
LKCM Aquinas Growth Fund
2013	30	$13.82			$ 411	-	0.90%			25.64%
2012	31	$11.00			$ 337	-	0.90%			9.45%
2011	29	$10.05			$ 291	-	0.90%			0.60%
2010	28	$9.99	to	$11.93	$ 316	-	0.90%	to	1.05%	15.32%	to	15.49%
2009	27	$8.65	to	$10.34	$ 269	-	0.90%	to	1.05%	28.71%
Loomis Sayles Small Cap Value Fund - Retail Class
2013	921	$16.41	to	$17.86	$ 15,591	0.02%	0.00%	to	1.50%	33.52%	to	35.61%
2012	838	$12.29	to	$13.17	$ 10,558	0.87%	0.00%	to	1.50%	14.33%	to	16.04%
2011	668	$10.75	to	$11.35	$ 7,314	-	0.00%	to	1.50%	-3.24%	to	-1.82%
2010	413	$11.11	to	$11.56	$ 4,646	0.50%	0.00%	to	1.50%	22.90%	to	24.70%
2009	276	$9.04	to	$9.27	$ 2,518	0.18%	0.00%	to	1.50%	26.61%	to	28.19%
Lord Abbett Developing Growth Fund - Class A
2013	11	$23.49	to	$24.80	$ 259	-	0.20%	to	1.60%	54.74%	to	56.86%
2012	6	$15.18	to	$15.81	$ 93	-	0.20%	to	1.60%	8.85%	to	9.75%
2011	5	$13.96	to	$14.26	$ 77	-	0.55%	to	1.65%	-2.55%
2010	1	$14.51	to	$14.57	$ 19	(b)	0.60%	to	1.05%	(b)
2009	(b)	(b)			(b)	(b)	(b)			(b)
Lord Abbett Core Fixed Income Fund - Class A
2013	4	$10.56	to	$10.78	$ 46	1.90%	0.90%	to	1.45%	-3.74%	to	-3.14%
2012	5	$10.97	to	$11.13	$ 59	1.80%	0.90%	to	1.45%	4.28%	to	4.90%
2011	5	$10.52	to	$10.61	$ 51	3.64%	0.90%	to	1.45%	3.93%
2010	-	$10.17			$ 4	(b)	1.15%			(b)
2009	(b)	(b)			(b)	(b)	(b)			(b)
Lord Abbett Mid Cap Stock Fund - Class A
2013	50	$17.14	to	$21.96	$ 997	0.41%	0.35%	to	1.75%	28.44%	to	29.60%
2012	63	$13.75	to	$17.02	$ 960	0.52%	0.55%	to	1.45%	12.89%	to	13.91%
2011	102	$11.90	to	$15.01	$ 1,343	0.14%	0.55%	to	1.75%	-5.63%	to	-4.54%
2010	106	$12.61	to	$15.79	$ 1,451	0.40%	0.60%	to	1.75%	23.39%	to	24.77%
2009	96	$10.13	to	$12.70	$ 1,054	0.67%	0.60%	to	1.90%	24.29%	to	25.89%

variable annuity account c of

ING life insurance and annuity company

Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
Lord Abbett SmallCap Value Fund - Class A
2013	55	$24.38	to	$27.05	$ 1,450	-	0.55%	to	1.60%	31.57%	to	32.92%
2012	60	$18.53	to	$20.35	$ 1,186	0.69%	0.55%	to	1.60%	8.81%	to	10.00%
2011	63	$17.03	to	$18.50	$ 1,138	-	0.55%	to	1.60%	-6.12%	to	-5.20%
2010	92	$18.14	to	$19.44	$ 1,751	-	0.60%	to	1.60%	24.25%	to	25.50%
2009	88	$14.56	to	$15.49	$ 1,330	-	0.60%	to	1.65%	27.72%	to	28.98%
Lord Abbett Fundamental Equity Fund - Class A
2013	15	$16.90	to	$17.85	$ 264	0.47%	0.20%	to	1.60%	34.45%	to	36.36%
2012	12	$12.57	to	$13.09	$ 158	0.99%	0.20%	to	1.60%	9.52%	to	10.46%
2011	4	$11.52	to	$11.85	$ 45	(c)	0.20%	to	1.65%	(c)
2010	(c)	(c)			(c)	(c)	(c)			(c)
2009	(c)	(c)			(c)	(c)	(c)			(c)
Lord Abbett Series Fund MidCap Stock Portfolio - Class VC
2013	5,161	$12.46	to	$24.10	$ 104,684	0.40%	0.00%	to	1.50%	28.34%	to	30.40%
2012	6,044	$9.65	to	$18.71	$ 95,534	0.67%	0.00%	to	1.50%	12.88%	to	14.55%
2011	6,523	$8.50	to	$16.51	$ 90,948	0.21%	0.00%	to	1.50%	-5.45%	to	-4.07%
2010	6,716	$8.93	to	$17.37	$ 98,339	0.38%	0.00%	to	1.50%	23.52%	to	25.52%
2009	7,527	$7.18	to	$13.99	$ 88,200	0.47%	0.00%	to	1.50%	24.74%	to	26.56%
MainStay Large Cap Growth Fund - Class R3
2013	34	$18.90			$ 637	-	-			35.97%
2012	31	$13.90			$ 424	(d)	-			(d)
2011	(d)	(d)			(d)	(d)	(d)			(d)
2010	(d)	(d)			(d)	(d)	(d)			(d)
2009	(d)	(d)			(d)	(d)	(d)			(d)
Massachusetts Investors Growth Stock Fund - Class A
2013	34	$17.90	to	$20.16	$ 660	0.44%	0.25%	to	1.45%	28.52%	to	29.37%
2012	49	$13.52	to	$15.05	$ 718	1.05%	0.60%	to	1.80%	15.41%	to	16.22%
2011	33	$12.20	to	$12.95	$ 428	0.50%	0.60%	to	1.35%	0.16%	to	0.55%
2010	29	$12.33	to	$12.81	$ 371	0.60%	0.65%	to	1.20%	12.81%	to	13.46%
2009	26	$10.93	to	$11.29	$ 297	0.30%	0.65%	to	1.20%	38.71%	to	39.56%

variable annuity account c of

ING life insurance and annuity company

Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
Metropolitan West Total Return Bond Fund - Class M Shares
2013	358	$9.71	to	$9.77	$ 3,490	(e)	0.30%	to	1.25%	(e)
2012	(e)	(e)			(e)	(e)	(e)			(e)
2011	(e)	(e)			(e)	(e)	(e)			(e)
2010	(e)	(e)			(e)	(e)	(e)			(e)
2009	(e)	(e)			(e)	(e)	(e)			(e)
Neuberger Berman Genesis Fund - Trust Class
2013	11	$17.41	to	$18.26	$ 198	0.68%	0.35%	to	1.75%	34.54%	to	36.37%
2012	7	$12.94	to	$13.39	$ 95	-	0.35%	to	1.75%	8.44%
2011	5	$11.99	to	$12.15	$ 66	(c)	0.85%	to	1.80%	(c)
2010	(c)	(c)			(c)	(c)	(c)			(c)
2009	(c)	(c)			(c)	(c)	(c)			(c)
Neuberger Berman Socially Responsive Fund - Trust Class
2013	930	$13.84	to	$16.45	$ 14,445	1.19%	0.00%	to	1.90%	35.35%	to	37.90%
2012	779	$10.12	to	$11.95	$ 8,855	0.80%	0.00%	to	1.90%	8.70%	to	10.88%
2011	1,002	$9.22	to	$10.81	$ 10,377	0.73%	0.00%	to	1.90%	-4.81%	to	-3.07%
2010	660	$9.77	to	$11.18	$ 7,130	0.20%	0.00%	to	1.90%	20.44%	to	22.19%
2009	424	$8.71	to	$9.22	$ 3,772	0.44%	0.00%	to	1.70%	28.30%	to	30.41%
New Perspective Fund - Class R-3
2013	110	$19.96	to	$22.93	$ 2,417	0.53%	0.00%	to	1.40%	24.67%	to	26.41%
2012	122	$15.94	to	$18.14	$ 2,123	0.61%	0.00%	to	1.45%	18.68%	to	20.37%
2011	236	$13.33	to	$15.07	$ 3,477	0.67%	0.00%	to	1.55%	-9.32%	to	-7.89%
2010	266	$14.70	to	$16.36	$ 4,250	0.76%	0.00%	to	1.55%	10.61%	to	12.36%
2009	272	$13.29	to	$14.56	$ 3,881	1.16%	0.00%	to	1.55%	35.19%	to	37.10%
New Perspective Fund - Class R-4
2013	5,241	$12.84	to	$24.03	$ 114,954	0.86%	0.00%	to	1.50%	24.88%	to	26.81%
2012	5,050	$10.22	to	$18.95	$ 88,013	1.22%	0.00%	to	1.50%	18.94%	to	20.87%
2011	4,619	$8.77	to	$15.69	$ 67,062	1.04%	0.00%	to	1.50%	-8.98%	to	-7.65%
2010	4,588	$9.50	to	$16.99	$ 72,675	1.13%	0.00%	to	1.50%	11.05%	to	12.74%
2009	4,201	$8.34	to	$15.07	$ 59,419	1.48%	0.00%	to	1.50%	35.41%	to	37.52%

variable annuity account c of

ING life insurance and annuity company

Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
Oppenheimer Capital Appreciation Fund - Class A
2013	7	$14.53	to	$15.42	$ 106	-	0.60%	to	1.20%	27.79%	to	28.50%
2012	44	$11.27	to	$12.00	$ 520	0.65%	0.60%	to	1.30%	12.14%	to	12.99%
2011	39	$10.05	to	$10.62	$ 400	0.23%	0.60%	to	1.30%	-2.80%	to	-2.12%
2010	43	$10.23	to	$10.85	$ 456	-	0.60%	to	1.45%	7.57%	to	8.50%
2009	55	$9.46	to	$10.03	$ 538	-	0.55%	to	1.55%	41.41%	to	42.67%
Oppenheimer Developing Markets Fund - Class A
2013	4,033	$12.12	to	$92.59	$ 280,181	0.10%	0.00%	to	1.75%	6.49%	to	8.38%
2012	4,295	$11.29	to	$85.45	$ 275,812	0.41%	0.00%	to	1.75%	18.73%	to	20.87%
2011	4,737	$9.42	to	$70.71	$ 259,497	1.67%	0.00%	to	1.75%	-19.52%	to	-18.09%
2010	4,842	$11.61	to	$86.33	$ 325,715	0.15%	0.00%	to	1.95%	24.54%	to	26.97%
2009	4,581	$9.22	to	$67.99	$ 241,957	0.54%	0.00%	to	1.95%	78.72%	to	81.84%
Oppenheimer Developing Markets Fund - Class Y
2013	3,321	$11.78	to	$11.85	$ 39,124	0.46%	0.00%	to	0.45%	8.17%	to	8.62%
2012	3,248	$10.89	to	$10.91	$ 35,375	(d)	0.00%	to	0.45%	(d)
2011	(d)	(d)			(d)	(d)	(d)			(d)
2010	(d)	(d)			(d)	(d)	(d)			(d)
2009	(d)	(d)			(d)	(d)	(d)			(d)
Oppenheimer Gold & Special Minerals Fund - Class A
2013	3	$5.79	to	$6.16	$ 15	-	0.20%	to	1.75%	-48.60%	to	-47.88%
2012	1	$11.40	to	$11.82	$ 16	-	0.20%	to	1.45%	-
2011	1	$12.79	to	$12.89	$ 7	-	0.80%	to	1.20%	-
2010	2	$17.52			$ 38	(b)	0.60%			(b)
2009	(b)	(b)			(b)	(b)	(b)			(b)
Oppenheimer International Bond Fund - Class A
2013	13	$10.79	to	$11.17	$ 141	3.72%	0.70%	to	1.60%	-5.57%	to	-4.86%
2012	11	$11.49	to	$11.74	$ 128	3.82%	0.70%	to	1.45%	9.22%	to	9.87%
2011	13	$10.50	to	$10.65	$ 134	6.49%	0.80%	to	1.55%	-1.77%	to	-1.12%
2010	5	$10.71	to	$10.76	$ 52	(b)	0.85%	to	1.45%	(b)
2009	(b)	(b)			(b)	(b)	(b)			(b)

variable annuity account c of

ING life insurance and annuity company

Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
Oppenheimer Discovery Mid Cap Growth Fund/VA
2013	4	$6.93	to	$13.99	$ 46	-	1.25%	to	1.50%	33.78%	to	34.26%
2012	5	$5.18	to	$10.42	$ 41	-	1.25%	to	1.50%	14.86%	to	15.01%
2011	2	$4.51	to	$9.06	$ 11	-	1.25%	to	1.50%	-0.44%	to	-0.11%
2010	3	$4.53	to	$9.07	$ 15	-	1.25%	to	1.50%	25.48%	to	25.80%
2009	3	$3.61	to	$7.21	$ 15	-	1.25%	to	1.50%	30.80%	to	31.09%
Oppenheimer Global Fund/VA
2013	8	$18.96	to	$35.66	$ 261	1.23%	0.50%	to	1.80%	25.07%	to	26.68%
2012	9	$15.16	to	$28.15	$ 226	2.31%	0.50%	to	1.80%	19.09%	to	20.66%
2011	10	$12.73	to	$23.58	$ 207	1.23%	0.40%	to	1.80%	-9.97%	to	-8.76%
2010	12	$14.14	to	$25.57	$ 281	1.44%	0.50%	to	1.80%	13.94%	to	15.39%
2009	13	$12.41	to	$22.16	$ 273	2.31%	0.50%	to	1.80%	37.28%	to	39.11%
Oppenheimer Global Strategic Income Fund/VA
2013	5	$20.30	to	$22.49	$ 99	4.81%	0.60%	to	1.25%	-1.36%	to	-0.75%
2012	5	$20.58	to	$22.66	$ 109	5.58%	0.60%	to	1.25%	12.09%	to	12.85%
2011	5	$18.36	to	$20.08	$ 106	3.67%	0.60%	to	1.25%	-0.38%	to	0.25%
2010	6	$18.43	to	$20.15	$ 112	8.33%	0.55%	to	1.25%	13.56%	to	14.33%
2009	6	$15.86	to	$17.63	$ 104	0.96%	0.55%	to	1.45%	17.13%	to	18.24%
Oppenheimer Main Street Fund®/VA
2013	6	$12.74	to	$14.56	$ 77	1.39%	1.25%	to	1.50%	29.87%	to	30.12%
2012	7	$9.81	to	$11.19	$ 67	1.52%	1.25%	to	1.50%	15.14%	to	15.48%
2011	8	$8.52	to	$9.69	$ 65	1.44%	1.25%	to	1.50%	-1.50%	to	-1.32%
2010	8	$8.65	to	$9.82	$ 74	1.37%	1.25%	to	1.50%	14.27%	to	14.72%
2009	9	$7.57	to	$8.56	$ 72	1.48%	1.25%	to	1.50%	26.38%	to	26.63%
Oppenheimer Main Street Small Cap Fund®/VA
2013	1,167	$15.46	to	$24.07	$ 23,499	0.83%	0.00%	to	1.50%	38.93%	to	40.98%
2012	718	$11.06	to	$17.24	$ 10,845	0.60%	0.00%	to	1.50%	16.23%	to	18.00%
2011	711	$9.46	to	$14.76	$ 9,234	0.64%	0.00%	to	1.50%	-3.62%	to	-2.21%
2010	763	$9.76	to	$15.25	$ 10,224	0.59%	0.00%	to	1.50%	21.54%	to	23.33%
2009	737	$7.97	to	$12.48	$ 8,067	0.75%	0.00%	to	1.50%	35.19%	to	37.31%

variable annuity account c of

ING life insurance and annuity company

Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
Parnassus Equity Income Fund - Investor Shares
2013	547	$13.33	to	$22.01	$ 7,389	1.50%	0.15%	to	1.35%	32.23%	to	32.77%
2012	59	$10.04	to	$16.12	$ 622	3.31%	0.95%	to	1.35%	13.97%	to	14.33%
2011	3	$14.03			$ 42	(c)	1.25%			(c)
2010	(c)	(c)			(c)	(c)	(c)			(c)
2009	(c)	(c)			(c)	(c)	(c)			(c)
Pax World Balanced Fund - Individual Investor Class
2013	3,309	$11.40	to	$17.04	$ 49,414	0.81%	0.00%	to	1.50%	14.64%	to	16.39%
2012	3,574	$9.88	to	$14.64	$ 46,306	1.59%	0.00%	to	1.50%	9.65%	to	11.29%
2011	4,035	$8.96	to	$13.16	$ 47,486	1.30%	0.00%	to	1.60%	-3.31%	to	-1.79%
2010	4,354	$9.21	to	$13.40	$ 52,720	1.48%	0.00%	to	1.65%	10.10%	to	11.85%
2009	4,954	$8.30	to	$11.98	$ 54,186	1.67%	0.00%	to	1.65%	19.28%	to	21.42%
PIMCO Real Return Portfolio - Administrative Class
2013	10,069	$12.89	to	$16.22	$ 148,758	1.37%	0.00%	to	1.65%	-10.68%	to	-9.22%
2012	16,021	$14.33	to	$17.87	$ 260,067	1.05%	0.00%	to	1.65%	7.10%	to	8.78%
2011	13,442	$13.30	to	$16.43	$ 201,912	5.14%	0.00%	to	1.60%	9.90%	to	11.69%
2010	11,633	$12.01	to	$14.71	$ 158,235	1.44%	0.00%	to	1.65%	6.40%	to	8.25%
2009	8,873	$11.20	to	$13.61	$ 112,730	2.96%	0.00%	to	1.65%	16.42%	to	18.41%
Pioneer Equity Income Fund - Class Y
2013	358	$12.71			$ 4,551	2.90%	0.95%			28.00%
2012	111	$9.93			$ 1,099	(d)	0.95%			(d)
2011	(d)	(d)			(d)	(d)	(d)			(d)
2010	(d)	(d)			(d)	(d)	(d)			(d)
2009	(d)	(d)			(d)	(d)	(d)			(d)
Pioneer High Yield Fund - Class A
2013	108	$16.32	to	$19.03	$ 1,966	4.83%	0.20%	to	1.75%	10.34%	to	12.07%
2012	133	$14.79	to	$16.98	$ 2,178	4.74%	0.20%	to	1.75%	12.99%	to	14.73%
2011	303	$13.09	to	$14.80	$ 4,359	5.30%	0.20%	to	1.75%	-3.47%	to	-1.92%
2010	338	$13.37	to	$15.09	$ 4,956	5.25%	0.20%	to	1.95%	15.26%	to	17.34%
2009	373	$11.60	to	$12.86	$ 4,675	6.97%	0.20%	to	1.95%	59.16%	to	61.76%

variable annuity account c of

ING life insurance and annuity company

Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
Pioneer Strategic Income Fund - Class A
2013	110	$11.89	to	$12.55	$ 1,357	4.17%	0.20%	to	1.60%	-0.08%	to	1.29%
2012	124	$11.90	to	$12.39	$ 1,519	3.51%	0.20%	to	1.60%	10.11%	to	11.02%
2011	22	$10.98	to	$11.16	$ 248	(c)	0.20%	to	1.05%	(c)
2010	(c)	(c)			(c)	(c)	(c)			(c)
2009	(c)	(c)			(c)	(c)	(c)			(c)
Pioneer Emerging Markets VCT Portfolio - Class I
2013	1,506	$6.71	to	$9.13	$ 12,937	1.12%	0.00%	to	1.60%	-3.52%	to	-1.93%
2012	1,799	$6.91	to	$9.31	$ 15,901	0.52%	0.00%	to	1.60%	10.18%	to	12.03%
2011	2,217	$6.23	to	$8.32	$ 17,672	0.28%	0.00%	to	1.60%	-24.59%	to	-23.35%
2010	2,736	$8.20	to	$10.86	$ 28,736	0.46%	0.00%	to	1.65%	14.02%	to	16.03%
2009	3,007	$7.13	to	$9.37	$ 27,443	1.14%	0.00%	to	1.70%	71.95%	to	74.81%
Pioneer High Yield VCT Portfolio - Class I
2013	1,731	$14.70	to	$19.47	$ 30,910	5.41%	0.00%	to	1.50%	10.38%	to	12.02%
2012	1,725	$13.24	to	$17.39	$ 27,738	9.42%	0.00%	to	1.50%	14.34%	to	16.06%
2011	1,673	$11.51	to	$14.89	$ 23,415	5.53%	0.00%	to	1.50%	-3.16%	to	-1.66%
2010	1,601	$11.81	to	$15.12	$ 22,990	5.40%	0.00%	to	1.50%	16.30%	to	18.06%
2009	1,618	$10.08	to	$13.03	$ 19,842	7.77%	0.00%	to	1.50%	57.99%	to	60.47%
Columbia Diversified Equity Income Fund - Class K
2013	769	$12.08	to	$13.15	$ 9,646	1.51%	0.00%	to	1.50%	28.78%	to	30.93%
2012	751	$9.38	to	$10.05	$ 7,268	2.27%	0.00%	to	0.80%	13.29%	to	14.65%
2011	699	$8.28	to	$8.74	$ 5,931	0.88%	0.00%	to	0.80%	-6.44%	to	-5.70%
2010	610	$8.85	to	$9.21	$ 5,489	1.02%	0.00%	to	0.80%	14.49%	to	15.17%
2009	443	$7.73	to	$7.92	$ 3,455	(a)	0.00%	to	1.10%	(a)
Royce Total Return Fund - K Class
2013	-	$18.06			$ 2	-	1.40%			30.40%
2012	-	$13.85			$ 1	(f)	1.40%			(f)
2011	-	$12.31			-	(c)	1.30%			(c)
2010	(c)	(c)			(c)	(c)	(c)			(c)
2009	(c)	(c)			(c)	(c)	(c)			(c)

variable annuity account c of

ING life insurance and annuity company

Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
SMALLCAP World Fund® - Class R-4
2013	902	$13.10	to	$14.26	$ 12,144	-	0.00%	to	1.50%	27.43%	to	29.40%
2012	755	$10.28	to	$11.02	$ 7,942	1.55%	0.00%	to	1.50%	20.23%	to	22.04%
2011	764	$8.55	to	$9.03	$ 6,672	0.38%	0.00%	to	1.50%	-15.60%	to	-14.33%
2010	681	$10.13	to	$10.54	$ 6,996	1.98%	0.00%	to	1.50%	23.09%	to	24.88%
2009	325	$8.23	to	$8.44	$ 2,698	1.34%	0.00%	to	1.50%	51.29%	to	53.28%
T. Rowe Price Mid-Cap Value Fund - R Class
2013	40	$21.36	to	$24.42	$ 928	0.23%	0.00%	to	1.35%	29.49%	to	30.42%
2012	44	$16.61	to	$18.49	$ 777	0.86%	0.10%	to	1.30%	17.39%	to	18.91%
2011	42	$14.15	to	$15.55	$ 625	0.42%	0.10%	to	1.30%	-6.48%	to	-5.41%
2010	51	$15.13	to	$16.44	$ 803	1.11%	0.10%	to	1.30%	14.36%	to	15.77%
2009	73	$13.23	to	$14.20	$ 999	0.82%	0.10%	to	1.30%	44.12%	to	45.46%
T. Rowe Price Value Fund - Advisor Class
2013	17	$16.36			$ 285	1.17%	1.00%			35.54%
2012	19	$12.07			$ 226	1.50%	1.00%			17.99%
2011	17	$10.23			$ 173	1.19%	1.00%			-3.13%
2010	15	$10.56			$ 163	2.21%	1.00%			14.66%
2009	12	$9.21			$ 109	2.61%	1.00%			35.64%
Templeton Foreign Fund - Class A
2013	94	$12.19	to	$19.97	$ 1,820	1.60%	0.35%	to	1.75%	25.07%	to	26.71%
2012	77	$9.79	to	$15.76	$ 1,174	2.21%	0.35%	to	1.65%	16.61%	to	18.14%
2011	84	$11.94	to	$13.34	$ 1,088	2.74%	0.35%	to	1.75%	-14.22%	to	-13.04%
2010	74	$13.92	to	$15.34	$ 1,103	1.69%	0.35%	to	1.75%	6.58%	to	7.92%
2009	84	$13.06	to	$14.02	$ 1,146	1.77%	0.55%	to	1.75%	47.07%	to	48.99%
Templeton Global Bond Fund - Advisor Class
2013	3,706	$10.76	to	$10.83	$ 39,880	4.38%	0.00%	to	0.45%	1.89%	to	2.46%
2012	3,507	$10.56	to	$10.57	$ 37,035	(d)	0.00%	to	0.45%	(d)
2011	(d)	(d)			(d)	(d)	(d)			(d)
2010	(d)	(d)			(d)	(d)	(d)			(d)
2009	(d)	(d)			(d)	(d)	(d)			(d)

variable annuity account c of

ING life insurance and annuity company

Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
Templeton Global Bond Fund - Class A
2013	8,567	$10.78	to	$35.87	$ 200,725	4.05%	0.00%	to	1.50%	0.69%	to	2.24%
2012	8,916	$10.72	to	$35.09	$ 204,498	5.98%	0.00%	to	1.50%	14.03%	to	15.85%
2011	9,995	$9.37	to	$30.30	$ 209,387	6.17%	0.95%	to	1.50%	-3.81%	to	-2.38%
2010	9,629	$13.96	to	$31.04	$ 207,794	5.51%	0.00%	to	1.50%	10.99%	to	12.71%
2009	8,132	$12.49	to	$27.54	$ 155,610	4.38%	0.00%	to	1.50%	17.11%	to	18.86%
Thornburg International Value Fund - Class R4
2013	3	$13.17	to	$13.56	$ 46	-	0.60%	to	1.35%	13.73%
2012	3	$11.58	to	$11.73	$ 34	(f)	0.90%	to	1.35%	(f)
2011	5	$10.28	to	$10.31	$ 55	(c)	0.60%	to	0.75%	(c)
2010	(c)	(c)			(c)	(c)	(c)			(c)
2009	(c)	(c)			(c)	(c)	(c)			(c)
USAA Precious Metals and Minerals Fund - Adviser Shares
2013	1,843	$3.61	to	$3.76	$ 6,749	-	0.00%	to	1.50%	-52.19%	to	-51.42%
2012	1,062	$7.55	to	$7.74	$ 8,081	-	0.00%	to	1.50%	-13.42%	to	-12.05%
2011	552	$8.71	to	$8.80	$ 4,823	(c)	0.00%	to	1.50%	(c)
2010	(c)	(c)			(c)	(c)	(c)			(c)
2009	(c)	(c)			(c)	(c)	(c)			(c)
Diversified Value Portfolio
2013	5	$17.68	to	$19.57	$ 107	2.06%	0.95%	to	2.00%	26.83%	to	28.16%
2012	6	$13.94	to	$15.27	$ 87	2.37%	0.95%	to	2.00%	14.17%	to	15.42%
2011	6	$12.21	to	$13.23	$ 82	2.38%	0.95%	to	2.00%	1.92%	to	2.96%
2010	7	$11.98	to	$12.85	$ 86	2.35%	0.95%	to	2.00%	7.16%	to	8.26%
2009	7	$11.18	to	$11.87	$ 84	3.66%	0.95%	to	2.00%	25.74%
Equity Income Portfolio
2013	12	$18.44	to	$20.31	$ 245	3.47%	1.00%	to	2.00%	27.52%	to	28.37%
2012	29	$14.46	to	$15.64	$ 446	2.51%	1.10%	to	2.00%	11.15%	to	12.20%
2011	25	$13.01	to	$14.00	$ 351	2.45%	1.05%	to	2.00%	8.06%	to	9.08%
2010	24	$12.04	to	$12.78	$ 303	2.65%	1.10%	to	2.00%	12.42%	to	13.40%
2009	20	$10.71	to	$11.27	$ 225	4.10%	1.10%	to	2.00%	15.20%	to	15.47%

variable annuity account c of

ING life insurance and annuity company

Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
Small Company Growth Portfolio
2013	1	$21.36	to	$23.65	$ 23	-	0.95%	to	2.00%	43.64%	to	45.18%
2012	2	$14.87	to	$16.29	$ 25	-	0.95%	to	2.00%	12.40%	to	13.60%
2011	6	$13.23	to	$14.34	$ 92	-	0.95%	to	2.00%	-0.68%	to	0.35%
2010	8	$13.32	to	$14.29	$ 110	-	0.95%	to	2.00%	29.19%	to	30.62%
2009	9	$10.31	to	$10.94	$ 93	1.27%	0.95%	to	2.00%	37.60%	to	37.96%
Victory Small Company Opportunity Fund - Class R
2013	1	$18.08	to	$18.40	$ 20	-	0.80%	to	1.25%	30.92%	to	31.05%
2012	1	$13.81	to	$14.07	$ 13	-	0.60%	to	1.25%	11.23%
2011	-	$12.65			$ 1	(c)	0.60%			(c)
2010	(c)	(c)			(c)	(c)	(c)			(c)
2009	(c)	(c)			(c)	(c)	(c)			(c)
Wanger International
2013	3,586	$11.63	to	$13.66	$ 46,354	2.71%	0.00%	to	1.60%	20.51%	to	22.40%
2012	3,149	$9.59	to	$11.16	$ 33,558	1.33%	0.00%	to	1.60%	19.74%	to	21.64%
2011	2,787	$7.96	to	$9.18	$ 24,628	5.06%	0.00%	to	1.50%	-15.91%	to	-14.60%
2010	2,483	$9.42	to	$10.75	$ 25,898	2.55%	0.00%	to	1.55%	23.00%	to	25.03%
2009	1,714	$7.59	to	$8.61	$ 14,434	3.47%	0.00%	to	1.55%	47.42%	to	49.80%
Wanger Select
2013	4,455	$12.71	to	$23.40	$ 96,025	0.28%	0.00%	to	1.75%	32.27%	to	34.62%
2012	5,096	$9.53	to	$17.39	$ 82,307	0.44%	0.00%	to	1.75%	16.36%	to	18.47%
2011	5,695	$8.12	to	$14.68	$ 78,376	2.26%	0.00%	to	1.75%	-19.10%	to	-17.67%
2010	6,108	$9.95	to	$17.83	$ 102,870	0.53%	0.00%	to	1.75%	24.65%	to	26.60%
2009	5,121	$7.92	to	$14.09	$ 68,682	-	0.00%	to	1.50%	63.80%	to	66.19%
Wanger USA
2013	3,280	$13.20	to	$24.83	$ 73,254	0.14%	0.00%	to	1.75%	31.46%	to	33.78%
2012	3,344	$9.97	to	$18.69	$ 56,213	0.36%	0.00%	to	1.75%	18.15%	to	20.04%
2011	2,848	$9.63	to	$15.69	$ 40,134	-	0.00%	to	1.50%	-4.88%	to	-3.46%
2010	2,442	$10.06	to	$16.37	$ 35,896	-	0.00%	to	1.50%	21.50%	to	23.35%
2009	2,016	$8.22	to	$13.36	$ 24,191	-	0.00%	to	1.50%	40.12%	to	42.34%

variable annuity account c of

ING life insurance and annuity company

Notes to Financial Statements

							Investment
		Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
		(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
Washington Mutual Investors Fund - Class R-3
	2013	260	$16.35	to	$19.06	$ 4,722	1.98%	0.00%	to	1.55%	29.45%	to	31.45%
	2012	317	$12.63	to	$14.50	$ 4,381	1.92%	0.00%	to	1.55%	10.40%	to	12.06%
	2011	361	$11.44	to	$12.94	$ 4,465	1.96%	0.00%	to	1.55%	5.05%	to	6.68%
	2010	389	$10.89	to	$12.13	$ 4,515	1.98%	0.00%	to	1.55%	11.12%	to	13.05%
	2009	406	$9.80	to	$10.73	$ 4,173	2.80%	0.00%	to	1.55%	16.81%	to	18.56%
Washington Mutual Investors Fund - Class R-4
	2013	6,678	$13.18	to	$19.59	$ 118,569	2.35%	0.00%	to	1.50%	29.82%	to	31.93%
	2012	6,972	$10.09	to	$14.88	$ 94,956	2.25%	0.00%	to	1.50%	10.80%	to	12.47%
	2011	7,177	$9.05	to	$13.14	$ 87,837	2.21%	0.00%	to	1.50%	5.41%	to	6.90%
	2010	7,137	$8.54	to	$12.26	$ 82,473	2.28%	0.00%	to	1.50%	11.57%	to	13.43%
	2009	7,276	$7.59	to	$11.00	$ 74,999	3.08%	0.00%	to	1.50%	17.25%	to	18.92%
Wells Fargo Advantage Small Cap Value Fund - Class A
	2013	8	$14.76			$ 115	-	1.00%			13.80%
	2012	10	$12.97			$ 135	0.82%	1.00%			12.00%
	2011	9	$11.58			$ 108	-	1.00%			-8.46%
	2010	9	$12.65			$ 118	0.97%	1.00%			18.11%
	2009	8	$10.71			$ 88	-	1.00%			50.42%
Wells Fargo Advantage Special Small Cap Value Fund - Class A
	2013	3,477	$14.97	to	$38.91	$ 118,565	0.12%	0.00%	to	1.50%	36.00%	to	38.06%
	2012	3,766	$10.94	to	$28.21	$ 94,083	-	0.00%	to	1.50%	11.78%	to	13.50%
	2011	4,004	$9.73	to	$24.89	$ 89,066	-	0.00%	to	1.55%	-3.69%	to	-2.15%
	2010	4,325	$10.04	to	$25.47	$ 99,165	-	0.00%	to	1.55%	20.70%	to	22.54%
	2009	4,381	$8.26	to	$20.79	$ 82,713	0.41%	0.00%	to	1.55%	27.90%	to	29.91%

(a)	As investment Division had no investments until 2009, this data is not meaningful and is therefore not presented.
(b)	As investment Division had no investments until 2010, this data is not meaningful and is therefore not presented.
(c)	As investment Division had no investments until 2011, this data is not meaningful and is therefore not presented.
(d)	As investment Division had no investments until 2012, this data is not meaningful and is therefore not presented.
(e)	As investment Division had no investments until 2013, this data is not meaningful and is therefore not presented.
(f)	As investment Division is wholly comprised of new Contracts at December 31, 2012, this data is not meaningful and is therefore not presented variable annuity account c of

ING life insurance and annuity company

Notes to Financial Statements

A	The Investment Income Ratio represents dividends received by the Division, excluding capital gains distributions, divided by the average net assets.
The recognition of investment income is determined by the timing of the declaration of dividends by the underlying fund in which the Division invests.
B	The Expense Ratio considers only the annualized contract expenses borne directly by the Account, excluding expenses charged through the redemption of units, and is equal to the mortality and expense, administrative, and other charges, as defined in the Charges and Fees note. Certain items in this table are presented as a range of minimum and maximum values; however, such information is calculated independently for each column in the table.
C	Total Return is calculated as the change in unit value for each Contract presented in the Statements of Assets and Liabilities. Certain items in this table are presented as a range of minimum and maximum values; however, such information is calculated independently for each column in the table.

ILIAC 2013 Q4 (MINI-K)
ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)

C-1

Report of Independent Registered Public Accounting Firm

The Board of Directors
ING Life Insurance and Annuity Company

We have audited the accompanying consolidated balance sheets of ING Life Insurance and Annuity Company and subsidiaries as of December 31, 2013 and 2012, and the related consolidated statements of operations, comprehensive income, changes in shareholder's equity, and cash flows for each of the three years in the period ended December 31, 2013. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company's internal control over financial reporting. Our audits include consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of ING Life Insurance and Annuity Company and subsidiaries at December 31, 2013 and 2012, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2013, in conformity with U.S. generally accepted accounting principles.

/s/ Ernst & Young LLP

Atlanta, Georgia
March 27, 2014

C-2

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Consolidated Balance Sheets
December 31, 2013 and 2012
(In millions, except per share data)

	December 31,
	2013	2012
Assets
Investments:
Fixed maturities, available-for-sale, at fair value (amortized cost of $19,096.7 at 2013 and $18,458.7 at 2012)	$19,944.4	$20,690.8
Fixed maturities, at fair value using the fair value option	621.3	544.7
Equity securities, available-for-sale, at fair value (cost of $119.4 at 2013 and $129.3 at 2012)	134.9	142.8
Short-term investments	15.0	679.8
Mortgage loans on real estate, net of valuation allowance of $1.2 at 2013 and $1.3 at 2012	3,396.1	2,872.7
Policy loans	242.0	240.9
Limited partnerships/corporations	180.9	179.6
Derivatives	464.4	512.7
Securities pledged (amortized cost of $137.9 at 2013 and $207.2 at 2012)	140.1	219.7
Total investments	25,139.1	26,083.7
Cash and cash equivalents	378.9	363.4
Short-term investments under securities loan agreement, including collateral delivered	135.8	186.1
Accrued investment income	285.0	273.0
Receivable for securities sold	5.5	3.9
Reinsurance recoverable	2,016.6	2,153.7
Deferred policy acquisition costs, Value of business acquired and Sales inducements to contract owners	1,189.7	695.0
Notes receivable from affiliate	175.0	175.0
Due from affiliates	62.9	99.8
Property and equipment	78.4	81.8
Other assets	108.5	101.1
Assets held in separate accounts	60,104.9	53,655.3
Total assets	$89,680.3	$83,871.8

The accompanying notes are an integral part of these Consolidated Financial Statements.

C-3

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Consolidated Balance Sheets
December 31, 2013 and 2012)
(In millions, except per share data)

	December 31,
	2013	2012
Liabilities and Shareholder's Equity
Future policy benefits and contract owner account balances	$24,589.6	$24,191.2
Payable for securities purchased	13.7	—
Payables under securities loan agreement, including collateral held	264.4	353.2
Long-term debt	4.9	4.9
Due to affiliates	121.6	95.1
Derivatives	216.6	346.8
Current income tax payable to Parent	74.1	32.1
Deferred income taxes	190.1	507.1
Other liabilities	347.0	424.7
Liabilities related to separate accounts	60,104.9	53,655.3
Total liabilities	85,926.9	79,610.4

Shareholder's equity:
Common stock (100,000 shares authorized, 55,000 issued and outstanding; $50 par value per share)	2.8	2.8
Additional paid-in capital	3,953.3	4,217.2
Accumulated other comprehensive income (loss)	495.4	1,023.0
Retained earnings (deficit)	(698.1)	(981.6)
Total shareholder's equity	3,753.4	4,261.4
Total liabilities and shareholder's equity	$89,680.3	$83,871.8

The accompanying notes are an integral part of these Consolidated Financial Statements.

C-4

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Consolidated Statements of Operations
For the Years Ended December 31, 2013, 2012 and 2011
(In millions)

	Year Ended December 31,
	2013	2012	2011
Revenues:
Net investment income	$1,367.0	$1,348.8	$1,420.9
Fee income	744.3	648.8	614.0
Premiums	37.3	36.0	33.9
Broker-dealer commission revenue	242.1	225.5	218.3
Net realized capital gains (losses):
Total other-than-temporary impairments	(9.4)	(14.1)	(116.8)
Less: Portion of other-than-temporary impairments recognized in Other comprehensive income (loss)	(3.5)	(3.2)	(9.5)
Net other-than-temporary impairments recognized in earnings	(5.9)	(10.9)	(107.3)
Other net realized capital gains (losses)	(136.3)	70.2	(108.5)
Total net realized capital gains (losses)	(142.2)	59.3	(215.8)
Other revenue	(1.8)	—	14.5
Total revenues	2,246.7	2,318.4	2,085.8
Benefits and expenses:
Interest credited and other benefits to contract owners/policyholders	747.1	746.7	763.4
Operating expenses	707.7	696.5	692.0
Broker-dealer commission expense	242.1	225.5	218.3
Net amortization of deferred policy acquisition costs and value of business acquired	58.3	131.1	94.2
Interest expense	1.0	2.0	2.6
Total benefits and expenses	1,756.2	1,801.8	1,770.5
Income (loss) before income taxes	490.5	516.6	315.3
Income tax expense (benefit)	207.0	191.2	(5.0)
Net income (loss)	$283.5	$325.4	$320.3

The accompanying notes are an integral part of these Consolidated Financial Statements.

C-5

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Consolidated Statements of Comprehensive Income
For the Years Ended December 31, 2013, 2012 and 2011
(In millions)

	Year Ended December 31,
	2013	2012	2011
Net income (loss)	$283.5	$325.4	$320.3
Other comprehensive income (loss), before tax:
Unrealized gains/losses on securities	(907.4)	408.7	483.8
Other-than-temporary impairments	2.7	10.6	21.3
Pension and other postretirement benefits liability	(2.2)	(2.2)	7.6
Other comprehensive income (loss), before tax	(906.9)	417.1	512.7
Income tax expense (benefit) related to items of other comprehensive income (loss)	(379.3)	141.6	155.7
Other comprehensive income (loss), after tax	(527.6)	275.5	357.0
Comprehensive income (loss)	$(244.1)	$600.9	$677.3

The accompanying notes are an integral part of these Consolidated Financial Statements.

C-6

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Consolidated Statements of Changes in Shareholder's Equity
For the Years Ended December 31, 2013, 2012 and 2011
(In millions)

	Common Stock	Additional Paid-In Capital	Accumulated Other Comprehensive Income (Loss)	Retained Earnings (Deficit)	Total Shareholder's Equity
Balance at January 1, 2011	$2.8	$4,326.0	$390.5	$(1,627.3)	$3,092.0
Comprehensive income (loss):
Net income (loss)	—	—	—	320.3	320.3
Other comprehensive income (loss), after tax	—	—	357.0	—	357.0
Total comprehensive income (loss)					677.3
Dividends paid and return of capital distribution	—	—	—	—	—
Contribution of capital	—	201.0	—	—	201.0
Employee related benefits	—	6.0	—	—	6.0
Balance at December 31, 2011	2.8	4,533.0	747.5	(1,307.0)	3,976.3
Comprehensive income (loss):
Net income (loss)	—	—	—	325.4	325.4
Other comprehensive income (loss), after tax	—	—	275.5	—	275.5
Total comprehensive income (loss)					600.9
Dividends paid and return of capital distribution	—	(340.0)	—	—	(340.0)
Contribution of capital	—	—	—	—	—
Employee related benefits	—	24.2	—	—	24.2
Balance at December 31, 2012	2.8	4,217.2	1,023.0	(981.6)	4,261.4
Comprehensive income (loss):
Net income (loss)	—	—	—	283.5	283.5
Other comprehensive income (loss), after tax	—	—	(527.6)	—	(527.6)
Total comprehensive income (loss)					(244.1)
Dividends paid and return of capital distribution	—	(264.0)	—	—	(264.0)
Contribution of capital	—	—	—	—	—
Employee related benefits	—	0.1	—	—	0.1
Balance at December 31, 2013	$2.8	$3,953.3	$495.4	$(698.1)	$3,753.4

The accompanying notes are an integral part of these Consolidated Financial Statements.

C-7

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Consolidated Statements of Cash Flows
For the Years Ended December 31, 2013, 2012 and 2011
(In millions)

	Year Ended December 31,
	2013	2012	2011
Cash Flows from Operating Activities:
Net income (loss)	$283.5	$325.4	$320.3
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Capitalization of deferred policy acquisition costs, value of business acquired and sales inducements	(79.5)	(88.1)	(88.9)
Net amortization of deferred policy acquisition costs, value of business acquired and sales inducements	60.1	133.1	97.7
Net accretion/amortization of discount/premium	24.4	20.7	37.0
Future policy benefits, claims reserves and interest credited	559.9	569.9	639.0
Deferred income tax expense (benefit)	62.3	9.5	(65.3)
Net realized capital (gains) losses	142.2	(59.3)	215.8
Depreciation	3.6	3.5	3.5
Change in:
Accrued investment income	(12.0)	(12.8)	(19.7)
Reinsurance recoverable	137.1	122.6	79.6
Other receivables and asset accruals	(7.3)	(44.8)	(3.5)
Due to/from affiliates	63.4	(77.8)	54.3
Other payables and accruals	(35.7)	125.0	(91.9)
Other, net	(18.5)	60.9	(64.8)
Net cash provided by operating activities	1,183.5	1,087.8	1,113.1

The accompanying notes are an integral part of these Consolidated Financial Statements.

C-8

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Consolidated Statements of Cash Flows
For the Years Ended December 31, 2013, 2012 and 2011
(In millions)

	Year Ended December 31,
	2013	2012	2011
Cash Flows from Investing Activities:
Proceeds from the sale, maturity, disposal or redemption of:
Fixed maturities	3,618.7	3,868.7	6,468.5
Equity securities, available-for-sale	0.7	2.4	63.1
Mortgage loans on real estate	270.9	492.2	332.8
Limited partnerships/corporations	35.1	339.4	93.0
Acquisition of:
Fixed maturities	(4,368.6)	(5,484.7)	(7,662.0)
Equity securities, available-for-sale	(9.2)	(0.7)	(5.7)
Mortgage loans on real estate	(794.2)	(991.3)	(863.1)
Limited partnerships/corporations	(20.0)	(46.1)	(68.5)
Derivatives, net	(276.6)	(36.4)	(78.6)
Policy loans, net	(1.1)	5.0	7.1
Short-term investments, net	664.9	(463.0)	5.3
Loan-Dutch State obligation, net	—	416.8	122.4
Collateral (delivered) received, net	(38.5)	57.1	105.3
Purchases of fixed assets, net	(0.2)	(0.6)	(0.8)
Net cash used in investing activities	(918.1)	(1,841.2)	(1,481.2)
Cash Flows from Financing Activities:
Deposits received for investment contracts	$2,723.4	$2,884.3	$3,115.4
Maturities and withdrawals from investment contracts	(2,709.3)	(2,292.6)	(2,403.6)
Short-term loans to affiliates, net	—	648.0	(343.9)
Short-term repayments of repurchase agreements, net	—	—	(214.7)
Dividends paid and return of capital distribution	(264.0)	(340.0)	—
Capital contribution from parent	—	—	201.0
Net cash (used in) provided by financing activities	(249.9)	899.7	354.2
Net increase (decrease) in cash and cash equivalents	15.5	146.3	(13.9)
Cash and cash equivalents, beginning of year	363.4	217.1	231.0
Cash and cash equivalents, end of year	$378.9	$363.4	$217.1
Supplemental cash flow information:
Income taxes paid, net	$102.6	$170.1	$108.4
Interest paid	—	—	0.3

The accompanying notes are an integral part of these Consolidated Financial Statements.

C-9

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

1.    Business, Basis of Presentation and Significant Accounting Policies

Business

ING Life Insurance and Annuity Company ("ILIAC") is a stock life insurance company domiciled in the State of Connecticut. ILIAC and its wholly owned subsidiaries (collectively, "the Company") provide financial products and services in the United States.  ILIAC is authorized to conduct its insurance business in all states and in the District of Columbia.

In 2009, ING Groep N.V. ("ING Group" or "ING"), a global financial services holding company based in The Netherlands, with American Depository Shares listed on the New York Stock Exchange, announced the anticipated separation of its global banking and insurance businesses, including the divestiture of ING U.S., Inc., which together with its subsidiaries, including the Company, constituted ING's U.S.-based retirement, investment management and insurance operations. On May 2, 2013, the common stock of ING U.S., Inc. began trading on the New York Stock Exchange under the symbol "VOYA." On May 7, 2013 and May 31, 2013, ING U.S., Inc. completed its initial public offering of common stock, including the issuance and sale by ING U.S., Inc. of 30,769,230 shares of common stock and the sale by ING Insurance International B.V. ("ING International"), an indirect, wholly owned subsidiary of ING Group and previously the sole stockholder of ING U.S., Inc., of 44,201,773 shares of outstanding common stock of ING U.S., Inc. (collectively, "the IPO"). On September 30, 2013, ING International transferred all of its shares of ING U.S., Inc. common stock to ING Group.

On October 29, 2013, ING Group completed a sale of 37,950,000 shares of common stock of ING U.S., Inc. in a registered public offering, reducing ING Group's ownership of ING U.S., Inc. to 57%.

On March 25, 2014, ING Group completed a sale of 30,475,000 shares of common stock of ING U.S., Inc. in a registered public offering. On March 25, 2014, pursuant to the terms of a share repurchase agreement between ING Group and ING U.S., Inc., ING U.S., Inc. acquired 7,255,853 shares of its common stock from ING Group (the "Direct Share Buyback") (the offering and the Direct Share Buyback collectively, the "Transactions"). Upon completion of the Transactions, ING Group's ownership of ING U.S., Inc. was reduced to approximately 43%.

ILIAC is a direct, wholly owned subsidiary of Lion Connecticut Holdings Inc. ("Lion" or "the Parent"), which is a direct, wholly owned subsidiary of ING U.S., Inc.

On April 11, 2013, ING U.S., Inc. announced plans to rebrand as Voya Financial, and in January 2014, ING U.S., Inc. announced additional details regarding the operational and legal work associated with the rebranding. Based on current expectations, ING U.S., Inc. will change its legal name to Voya Financial, Inc. in April 2014; and in May 2014 its Investment Management and Employee Benefits businesses will begin using the Voya Financial brand. In September 2014, ING U.S.’s remaining businesses will begin using the Voya Financial brand and all remaining ING U.S. legal entities that currently have names incorporating the “ING” brand, including the Company, will change their names to reflect the Voya brand. ING U.S., Inc. anticipates that the process of changing all marketing materials, operating materials and legal entity names containing the word “ING” or “Lion” to the new brand name will take approximately 24 months.

The Company offers qualified and nonqualified annuity contracts and funding agreements that include a variety of funding and payout options for individuals and employer-sponsored retirement plans qualified under Internal Revenue Code Sections 401, 403, 408, 457 and 501, as well as nonqualified deferred compensation plans and related services. The Company's products are offered primarily to individuals, pension plans, small businesses and employer-sponsored groups in the health care, government and education markets (collectively "tax exempt markets") and corporate markets. The Company's products are generally distributed through pension professionals, independent agents and brokers, third-party administrators, banks, dedicated career agents and financial planners.

Products offered by the Company include deferred and immediate (i.e., payout) annuity contracts and funding agreements.  Company products also include programs offered to qualified retirement plans and nonqualified deferred compensation plans that package administrative and record-keeping services along with a variety of investment options, including affiliated and nonaffiliated mutual funds and variable and fixed investment options. In addition, the Company offers wrapper agreements entered into with

C-10

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

retirement plans, which contain certain benefit responsive guarantees (i.e., guarantees of principal and previously accrued interest for benefits paid under the terms of the plan) with respect to portfolios of plan-owned assets not invested with the Company. The Company also offers pension and retirement savings plan administrative services.

The Company has one operating segment.

Basis of Presentation

The accompanying Consolidated Financial Statements of the Company have been prepared in accordance with accounting principles generally accepted in the United States ("U.S. GAAP").

The Consolidated Financial Statements include the accounts of ILIAC and its wholly owned subsidiaries, ING Financial Advisers, LLC ("IFA") and Directed Services LLC ("DSL"). Intercompany transactions and balances have been eliminated.

Certain immaterial reclassifications have been made to prior year financial information to conform to the current year classifications.

Significant Accounting Policies

Estimates and Assumptions

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the Consolidated Financial Statements and the reported amounts of revenues and expenses during the reporting period. Those estimates are inherently subject to change and actual results could differ from those estimates.

The Company has identified the following accounts and policies as the most significant in that they involve a higher degree of judgment, are subject to a significant degree of variability and/or contain significant accounting estimates:

Reserves for future policy benefits, deferred policy acquisition costs ("DAC") and value of business acquired ("VOBA"), valuation of investments and derivatives, impairments, income taxes and contingencies.

Fair Value Measurement

The Company measures the fair value of its financial assets and liabilities based on assumptions used by market participants in pricing the asset or liability, which may include inherent risk, restrictions on the sale or use of an asset or nonperformance risk, which is the risk the Company will not fulfill its obligation. The estimate of an exchange price is the price in an orderly transaction between market participants to sell the asset or transfer the liability ("exit price") in the principal market, or the most advantageous market in the absence of a principal market, for that asset or liability. The Company utilizes a number of valuation sources to determine the fair values of its financial assets and liabilities, including quoted market prices, third-party commercial pricing services, third-party brokers, industry-standard, vendor-provided software that models the value based on market observable inputs and other internal modeling techniques based on projected cash flows.

Investments

The accounting policies for the Company's principal investments are as follows:

Fixed Maturities and Equity Securities: The Company's fixed maturities and equity securities are currently designated as available-for-sale, except those accounted for using the fair value option ("FVO"). Available-for-sale securities are reported at fair value and unrealized capital gains (losses) on these securities are recorded directly in Accumulated other comprehensive income (loss) ("AOCI") and presented net of related changes in DAC, VOBA and deferred income taxes. In addition, certain fixed maturities have embedded derivatives, which are reported with the host contract on the Consolidated Balance Sheets.

The Company has elected the FVO for certain of its fixed maturities to better match the measurement of assets and liabilities in the Consolidated Statements of Operations. Certain collateralized mortgage obligations ("CMOs"), primarily interest-only and

C-11

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

principal-only strips, are accounted for as hybrid instruments and valued at fair value with changes in the fair value recorded in Other net realized capital gains (losses) in the Consolidated Statements of Operations.

Purchases and sales of fixed maturities and equity securities, excluding private placements, are recorded on the trade date. Purchases and sales of private placements and mortgage loans are recorded on the closing date. Investment gains and losses on sales of securities are generally determined on a first-in-first-out basis.

Interest income on fixed maturities is recorded when earned using an effective yield method, giving effect to amortization of premiums and accretion of discounts. Dividends on equity securities are recorded when declared. Such dividends and interest income are recorded in Net investment income in the Consolidated Statements of Operations.

Included within fixed maturities are loan-backed securities, including residential mortgage-backed securities ("RMBS"), commercial mortgage-backed securities ("CMBS") and asset-backed securities ("ABS"). Amortization of the premium or discount from the purchase of these securities considers the estimated timing and amount of prepayments of the underlying loans. Actual prepayment experience is periodically reviewed and effective yields are recalculated when differences arise between the prepayments originally anticipated and the actual prepayments received and currently anticipated. Prepayment assumptions for single class and multi-class mortgage-backed securities ("MBS") and ABS are estimated by management using inputs obtained from third-party specialists, including broker-dealers, and based on management's knowledge of the current market. For prepayment-sensitive securities such as interest-only and principal-only strips, inverse floaters and credit-sensitive MBS and ABS securities, which represent beneficial interests in securitized financial assets that are not of high credit quality or that have been credit impaired, the effective yield is recalculated on a prospective basis. For all other MBS and ABS, the effective yield is recalculated on a retrospective basis.

Short-term Investments: Short-term investments include investments with remaining maturities of one year or less, but greater than three months, at the time of purchase. These investments are stated at fair value.

Assets Held in Separate Accounts: Assets held in separate accounts are reported at the fair values of the underlying investments in the separate accounts. The underlying investments include mutual funds, short-term investments, cash and fixed maturities.

Mortgage Loans on Real Estate: The Company's mortgage loans on real estate are all commercial mortgage loans, which are reported at amortized cost, less impairment write-downs and allowance for losses. If a mortgage loan is determined to be impaired (i.e., when it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement), the carrying value of the mortgage loan is reduced to the lower of either the present value of expected cash flows from the loan discounted at the loan's original purchase yield or fair value of the collateral. For those mortgages that are determined to require foreclosure, the carrying value is reduced to the fair value of the underlying collateral, net of estimated costs to obtain and sell at the point of foreclosure. The carrying value of the impaired loans is reduced by establishing a permanent write-down recorded in Other net realized capital gains (losses) in the Consolidated Statements of Operations. Property obtained from foreclosed mortgage loans is recorded in Other investments on the Consolidated Balance Sheets.

Mortgage loans are evaluated by the Company's investment professionals, including an appraisal of loan-specific credit quality, property characteristics and market trends. Loan performance is continuously monitored on a loan-specific basis throughout the year. The Company's review includes submitted appraisals, operating statements, rent revenues and annual inspection reports, among other items. This review evaluates whether the properties are performing at a consistent and acceptable level to secure the debt.

Mortgages are rated for the purpose of quantifying the level of risk. Those loans with higher risk are placed on a watch list and are closely monitored for collateral deficiency or other credit events that may lead to a potential loss of principal or interest. The Company defines delinquent mortgage loans consistent with industry practice as 60 days past due.

The Company's policy is to recognize interest income until a loan becomes 90 days delinquent or foreclosure proceedings are commenced, at which point interest accrual is discontinued. Interest accrual is not resumed until the loan is brought current.

The Company records an allowance for probable losses incurred on non-impaired loans on an aggregate basis, rather than specifically identified probable losses incurred by individual loan.

C-12

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Policy Loans: Policy loans are carried at an amount equal to the unpaid balance. Interest income on such loans is recorded as earned in Net investment income using the contractually agreed upon interest rate. Generally, interest is capitalized on the policy's anniversary date. Valuation allowances are not established for policy loans, as these loans are collateralized by the cash surrender value of the associated insurance contracts. Any unpaid principal or interest on the loan is deducted from the account value or the death benefit prior to settlement of the policy.

Limited Partnerships/Corporations: The Company uses the equity method of accounting for investments in limited partnership interests, which consists primarily of private equities and hedge funds. Generally, the Company records its share of earnings using a lag methodology, relying upon the most recent financial information available, generally not to exceed three months. The Company's earnings from limited partnership interests accounted for under the equity method are recorded in Net investment income.

Securities Lending: The Company engages in securities lending whereby certain securities from its portfolio are loaned to other institutions for short periods of time. Initial collateral, primarily cash, is required at a rate of 102% of the market value of the loaned securities. For certain transactions, a lending agent may be used and the agent may retain some or all of the collateral deposited by the borrower and transfer the remaining collateral to the Company. Collateral retained by the agent is invested in liquid assets on behalf of the Company. The market value of the loaned securities is monitored on a daily basis with additional collateral obtained or refunded as the market value of the loaned securities fluctuates.

Other-than-temporary Impairments

The Company periodically evaluates its available-for-sale investments to determine whether there has been an other-than-temporary decline in fair value below the amortized cost basis. Factors considered in this analysis include, but are not limited to, the length of time and the extent to which the fair value has been less than amortized cost, the issuer's financial condition and near-term prospects, future economic conditions and market forecasts, interest rate changes and changes in ratings of the security. An extended and severe unrealized loss position on a fixed maturity may not have any impact on: (a) the ability of the issuer to service all scheduled interest and principal payments and (b) the evaluation of recoverability of all contractual cash flows or the ability to recover an amount at least equal to its amortized cost based on the present value of the expected future cash flows to be collected. In contrast, for certain equity securities, the Company gives greater weight and consideration to a decline in market value and the likelihood such market value decline will recover.

When assessing the Company's intent to sell a security or if it is more likely than not it will be required to sell a security before recovery of its amortized cost basis, management evaluates facts and circumstances such as, but not limited to, decisions to rebalance the investment portfolio and sales of investments to meet cash flow or capital needs.

When the Company has determined it has the intent to sell or if it is more likely than not that the Company will be required to sell a security before recovery of its amortized cost basis and the fair value has declined below amortized cost ("intent impairment"), the individual security is written down from amortized cost to fair value, and a corresponding charge is recorded in Net realized capital gains (losses) in the Consolidated Statements of Operations as an other-than-temporary impairment ("OTTI"). If the Company does not intend to sell the security and it is not more likely than not that the Company will be required to sell the security before recovery of its amortized cost basis, but the Company has determined that there has been an other-than-temporary decline in fair value below the amortized cost basis, the OTTI is bifurcated into the amount representing the present value of the decrease in cash flows expected to be collected ("credit impairment") and the amount related to other factors ("noncredit impairment"). The credit impairment is recorded in Net realized capital gains (losses) in the Consolidated Statements of Operations. The noncredit impairment is recorded in Other comprehensive income (loss).

The Company uses the following methodology and significant inputs to determine the amount of the OTTI credit loss:

▪
When determining collectability and the period over which the value is expected to recover for U.S. and foreign corporate securities, foreign government securities and state and political subdivision securities, the Company applies the same considerations utilized in its overall impairment evaluation process, which incorporates information regarding the specific security, the industry and geographic area in which the issuer operates and overall macroeconomic conditions. Projected future cash flows are estimated using assumptions derived from the Company's best estimates of likely scenario-based

C-13

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

outcomes, after giving consideration to a variety of variables that includes, but is not limited to: general payment terms of the security; the likelihood that the issuer can service the scheduled interest and principal payments; the quality and amount of any credit enhancements; the security's position within the capital structure of the issuer; possible corporate restructurings or asset sales by the issuer; and changes to the rating of the security or the issuer by rating agencies.

▪
Additional considerations are made when assessing the unique features that apply to certain structured securities such as subprime, Alt-A, non-agency, RMBS, CMBS and ABS. These additional factors for structured securities include, but are not limited to: the quality of underlying collateral; expected prepayment speeds; loan-to-value ratios; debt service coverage ratios; current and forecasted loss severity; consideration of the payment terms of the underlying assets backing a particular security; and the payment priority within the tranche structure of the security.

▪
When determining the amount of the credit loss for U.S. and foreign corporate securities, foreign government securities and state and political subdivision securities, the Company considers the estimated fair value as the recovery value when available information does not indicate that another value is more appropriate. When information is identified that indicates a recovery value other than estimated fair value, the Company considers in the determination of recovery value the same considerations utilized in its overall impairment evaluation process, which incorporates available information and the Company's best estimate of scenario-based outcomes regarding the specific security and issuer; possible corporate restructurings or asset sales by the issuer; the quality and amount of any credit enhancements; the security's position within the capital structure of the issuer; fundamentals of the industry and geographic area in which the security issuer operates and the overall macroeconomic conditions.

▪
The Company performs a discounted cash flow analysis comparing the current amortized cost of a security to the present value of future cash flows expected to be received including estimated defaults and prepayments. The discount rate is generally the effective interest rate of the fixed maturity prior to impairment.

In periods subsequent to the recognition of the credit related impairment components of OTTI on a fixed maturity, the Company accounts for the impaired security as if it had been purchased on the measurement date of the impairment. Accordingly, the discount (or reduced premium) based on the new cost basis is accreted into net investment income over the remaining term of the fixed maturity in a prospective manner based on the amount and timing of estimated future cash flows.

Derivatives

The Company's use of derivatives is limited mainly to economic hedging to reduce the Company's exposure to cash flow variability of assets and liabilities, interest rate risk, credit risk, exchange rate risk and market risk. It is the Company's policy not to offset amounts recognized for derivative instruments and amounts recognized for the right to reclaim cash collateral or the obligation to return cash collateral arising from derivative instruments executed with the same counterparty under a master netting arrangement.

The Company enters into interest rate, equity market, credit default and currency contracts, including swaps, futures, forwards, caps, floors and options, to reduce and manage various risks associated with changes in value, yield, price, cash flow or exchange rates of assets or liabilities held or intended to be held, or to assume or reduce credit exposure associated with a referenced asset, index, or pool. The Company also utilizes options and futures on equity indices to reduce and manage risks associated with its annuity products. Open derivative contracts are reported as Derivatives assets or liabilities on the Consolidated Balance Sheets at fair value. Changes in the fair value of derivatives are recorded in Net realized capital gains (losses) in the Consolidated Statements of Operations.

C-14

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

To qualify for hedge accounting, at the inception of the hedging relationship, the Company formally documents its risk management objective and strategy for undertaking the hedging transaction, as well as its designation of the hedge as either (a) a hedge of the exposure to changes in the estimated fair value of a recognized asset or liability or an identified portion thereof that is attributable to a particular risk ("fair value hedge") or (b) a hedge of a forecasted transaction or of the variability of cash flows that is attributable to interest rate risk to be received or paid related to a recognized asset or liability ("cash flow hedge"). In this documentation, the Company sets forth how the hedging instrument is expected to hedge the designated risks related to the hedged item and sets forth the method that will be used to retrospectively and prospectively assess the hedging instrument's effectiveness and the method that will be used to measure ineffectiveness. A derivative designated as a hedging instrument must be assessed as being highly effective in offsetting the designated risk of the hedged item. Hedge effectiveness is formally assessed at inception and periodically throughout the life of the designated hedging relationship.

▪
Fair Value Hedge:  For derivative instruments that are designated and qualify as a fair value hedge, the gain or loss on the derivative instrument, as well as the hedged item, to the extent of the risk being hedged, are recognized in Other net realized capital gains (losses).

▪
Cash Flow Hedge: For derivative instruments that are designated and qualify as a cash flow hedge, the effective portion of the gain or loss on the derivative instrument is reported as a component of AOCI and reclassified into earnings in the same periods during which the hedged transaction impacts earnings in the same line item associated with the forecasted transaction.  The ineffective portion of the derivative's change in value, if any, along with any of the derivative's change in value that is excluded from the assessment of hedge effectiveness, are recorded in Other net realized capital gains (losses).

When hedge accounting is discontinued because it is determined that the derivative is no longer expected to be highly effective in offsetting changes in the estimated fair value or cash flows of a hedged item, the derivative continues to be carried on the Consolidated Balance Sheets at its estimated fair value, with subsequent changes in estimated fair value recognized immediately in Other net realized capital gains (losses). The carrying value of the hedged asset or liability under a fair value hedge is no longer adjusted for changes in its estimated fair value due to the hedged risk and the cumulative adjustment to its carrying value is amortized into income over the remaining life of the hedged item. Provided the hedged forecasted transaction is still probable of occurrence, the changes in estimated fair value of derivatives recorded in Other comprehensive income (loss) related to discontinued cash flow hedges are released into the Consolidated Statements of Operations when the Company's earnings are affected by the variability in cash flows of the hedged item.

When hedge accounting is discontinued because it is no longer probable that the forecasted transactions will occur on the anticipated date or within two months of that date, the derivative continues to be carried on the Consolidated Balance Sheets at its estimated fair value, with changes in estimated fair value recognized immediately in Other net realized capital gains (losses). Derivative gains and losses recorded in Other comprehensive income (loss) pursuant to the discontinued cash flow hedge of a forecasted transaction that is no longer probable are recognized immediately in Other net realized capital gains (losses).

The Company also has investments in certain fixed maturities and has issued certain annuity products that contain embedded derivatives whose fair value is at least partially determined by levels of or changes in domestic and/or foreign interest rates (short-term or long-term), exchange rates, prepayment rates, equity markets or credit ratings/spreads. Embedded derivatives within fixed maturities are included with the host contract on the Consolidated Balance Sheets and changes in fair value of the embedded derivatives are recorded in Other net realized capital gains (losses) in the Consolidated Statements of Operations. Embedded derivatives within certain annuity products are included in Future policy benefits and contract owner account balances on the Consolidated Balance Sheets and changes in the fair value of the embedded derivatives are recorded in Other net realized capital gains (losses) in the Consolidated Statements of Operations.

In addition, the Company has entered into a reinsurance agreement, accounted for under the deposit method, that contains an embedded derivative, the fair value of which is based on the change in the fair value of the underlying assets held in trust. The embedded derivative is included in Other liabilities on the Consolidated Balance Sheets, and changes in the fair value of the embedded derivative are recorded in Interest credited and other benefit to contract owners/policyholders in the Consolidated Statements of Operations.

C-15

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Cash and Cash Equivalents

Cash and cash equivalents include cash on hand, amounts due from banks and other highly liquid investments, such as money market instruments and debt instruments with maturities of three months or less at the time of purchase. Cash and cash equivalents are stated at fair value.

Property and Equipment

Property and equipment are carried at cost, less accumulated depreciation and included in Other assets on the Consolidated Balance Sheets. Expenditures for replacements and major improvements are capitalized; maintenance and repair expenditures are expensed as incurred. Depreciation on property and equipment is provided on a straight-line basis over the estimated useful lives of the assets with the exception of land and artwork, which are not depreciated as follows:

Estimated Useful Lives
Buildings	40 years
Furniture and fixtures	5 years
Leasehold improvements	10 years, or the life of the lease, whichever is shorter
Equipment	3 years

Deferred Policy Acquisition Costs and Value of Business Acquired

DAC represents policy acquisition costs that have been capitalized and are subject to amortization and interest. Capitalized costs are incremental, direct costs of contract acquisition and certain costs related directly to successful acquisition activities. Such costs consist principally of commissions, underwriting, sales and contract issuance and processing expenses directly related to the successful acquisition of new and renewal business. Indirect or unsuccessful acquisition costs, maintenance, product development and overhead expenses are charged to expense as incurred. VOBA represents the outstanding value of in force business acquired and is subject to amortization and interest. The value is based on the present value of estimated net cash flows embedded in the insurance contracts at the time of the acquisition and increased for subsequent deferrable expenses on purchased policies.

Amortization Methodologies
The Company amortizes DAC and VOBA related to fixed and variable deferred annuity contracts over the estimated lives of the contracts in relation to the emergence of estimated gross profits. Assumptions as to mortality, persistency, interest crediting rates, fee income, returns associated with separate account performance, impact of hedge performance, expenses to administer the business and certain economic variables, such as inflation, are based on the Company's experience and overall capital markets. At each valuation date, estimated gross profits, are updated with actual gross profits and the assumptions underlying future estimated gross profits are evaluated for continued reasonableness. Adjustments to estimated gross profits require that amortization rates be revised retroactively to the date of the contract issuance ("unlocking").

Recoverability testing is performed for current issue year products to determine if gross revenues are sufficient to cover DAC and VOBA estimated benefits and expenses. In subsequent years, the Company performs testing to assess the recoverability of DAC and VOBA balances on an annual basis, or more frequently if circumstances indicate a potential loss recognition issue exists. If DAC or VOBA are not deemed recoverable from future gross profits, changes will be applied against DAC or VOBA balances before an additional reserve is established.

Internal Replacements
Contract owners may periodically exchange one contract for another, or make modifications to an existing contract. These transactions are identified as internal replacements. Internal replacements that are determined to result in substantially unchanged contracts are accounted for as continuations of the replaced contracts. Any costs associated with the issuance of the new contracts are considered maintenance costs and expensed as incurred. Unamortized DAC and VOBA related to the replaced contracts continue to be deferred and amortized in connection with the new contracts. Internal replacements that are determined to result in contracts that are substantially changed are accounted for as extinguishments of the replaced contracts, and any unamortized

C-16

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

DAC and VOBA related to the replaced contracts are written off to Net amortization of deferred policy acquisition costs and value of business acquired in the Consolidated Statements of Operations.

Assumptions
Changes in assumptions can have a significant impact on DAC and VOBA balances, amortization rates and results of operations. Assumptions are management's best estimate of future outcome.

Several assumptions are considered significant in the estimation of gross profits associated with the Company's variable products. One significant assumption is the assumed return associated with the variable account performance. To reflect the volatility in the equity markets, this assumption involves a combination of near-term expectations and long-term assumptions regarding market performance. The overall return on the variable account is dependent on multiple factors, including the relative mix of the underlying sub-accounts among bond funds and equity funds, as well as equity sector weightings. The Company's practice assumes that intermediate-term appreciation in equity markets reverts to the long-term appreciation in equity markets ("reversion to the mean"). The Company monitors market events and only changes the assumption when sustained deviations are expected. This methodology incorporates a 9% long-term equity return assumption, a 14% cap and a five-year look-forward period.

Other significant assumptions used in the estimation of gross profits for products with credited rates include interest spreads and credit losses. Estimated gross profits of variable annuity contracts are sensitive to estimated policyholder behavior assumptions, such as surrender, lapse and annuitization rates.

Future Policy Benefits and Contract Owner Accounts

Future Policy Benefits
The Company establishes and carries actuarially-determined reserves that are calculated to meet its future obligations. Reserves also include estimates of unpaid claims, as well as claims that the Company believes have been incurred but have not yet been reported as of the balance sheet date. The principal assumptions used to establish liabilities for future policy benefits are based on Company experience and periodically reviewed against industry standards. These assumptions include mortality, morbidity, policy lapse, contract renewal, payment of subsequent premiums or deposits by the contract owner, retirement, investment returns, inflation, benefit utilization and expenses. Changes in, or deviations from, the assumptions used can significantly affect the Company's reserve levels and related results of operations.

Reserves for payout contracts with life contingencies are equal to the present value of expected future payments. Assumptions as to interest rates, mortality, and expenses are based on the Company's experience at the period the policy is sold or acquired, including a provision for adverse deviation. Such assumptions generally vary by annuity plan type, year of issue and policy duration. Interest rates used to calculate the present value of future benefits ranged from 3.0% to 8.3%.

Although assumptions are "locked-in" upon the issuance of payout contracts with life contingencies, significant changes in experience or assumptions may require the Company to provide for expected future losses on a product by establishing premium deficiency reserves. Premium deficiency reserves are determined based on best estimate assumptions that exist at the time the premium deficiency reserve is established and do not include a provision for adverse deviation.

Contract Owner Account Balances
Contract owner account balances relate to investment-type contracts and certain annuity product guarantees, as follows:

•
Account balances for fixed annuities and payout contracts without life contingencies are equal to cumulative deposits, less charges and withdrawals, plus credited interest thereon. Credited interest rates vary by product and ranged up to 8.0% for the years 2013, 2012 and 2011. Account balances for group immediate annuities without life contingent payouts are equal to the discounted value of the payment at the implied break-even rate.

•
For fixed-indexed annuity contracts ("FIAs"), the aggregate initial liability is equal to the deposit received, plus a bonus, if applicable, and is split into a host component and an embedded derivative component. Thereafter, the host liability accumulates at a set interest rate, and the embedded derivative liability is recognized at fair value.

C-17

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Product Guarantees and Additional Reserves
The Company calculates additional reserve liabilities for certain variable annuity guaranteed benefits and variable funding agreements. The Company periodically evaluates its estimates and adjusts the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised. Changes in, or deviations from, the assumptions used can significantly affect the Company's reserve levels and related results of operations.

GMDB:    Reserves for annuity guaranteed minimum death benefits ("GMDB") are determined by estimating the value of expected benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. Expected experience is based on a range of scenarios. Assumptions used, such as the long-term equity market return, lapse rate and mortality, are consistent with assumptions used in estimating gross profits for purposes of amortizing DAC. The assumptions of investment performance and volatility are consistent with the historical experience of the appropriate underlying equity index, such as the Standard & Poor's ("S&P") 500 Index. Reserves for GMDB are recorded in Future policy benefits and contract owner account balances on the Consolidated Balance Sheets. Changes in reserves for GMDB are reported in Interest credited and other benefits to contract owner/policyholders in the Consolidated Statements of Operations.

FIA: FIAs contain embedded derivatives that are measured at estimated fair value separately from the host contracts. Such embedded derivatives are recorded in Future policy benefits and contract owner account balances, with changes in estimated fair value, along with attributed fees collected or payments made, are reported in Other net realized capital gains (losses) in the Statements of Operations.

The estimated fair value of the FIA contracts is based on the present value of the excess of interest payments to the contract owners over the growth in the minimum guaranteed contract value. The excess interest payments are determined as the excess of projected index driven benefits over the projected guaranteed benefits. The projection horizon is over the anticipated life of the related contracts, which takes into account best estimate actuarial assumptions, such as partial withdrawals, full surrenders, deaths, annuitizations and maturities.

Stabilizer and MCG: Products with guaranteed credited rates treat the guarantee as an embedded derivative for Stabilizer products and a stand-alone derivative for managed custody guarantee products ("MCG"). These derivatives are measured at estimated fair value and recorded in Future policy benefits and contract owner account balances on the Consolidated Balance Sheets. Changes in estimated fair value along with attributed fees collected are reported in Other net realized capital gains (losses) in the Consolidated Statements of Operations.

The estimated fair value of the Stabilizer and MCG contracts is determined based on the present value of projected future claims, minus the present value of future guaranteed premiums. At inception of the contract the Company projects a guaranteed premium to be equal to the present value of the projected future claims. The income associated with the contracts is projected using actuarial and capital market assumptions, including benefits and related contract charges, over the anticipated life of the related contracts. The cash flow estimates are projected under multiple capital market scenarios using observable risk-free rates and other best estimate assumptions.

The FIA and Stabilizer embedded derivative liabilities and the stand-alone derivative for MCG include a risk margin to capture uncertainties related to policyholder behavior assumptions. The margin represents additional compensation a market participant would require to assume these risks.

The discount rate used to determine the fair value of FIA and Stabilizer embedded derivative liabilities and the stand-alone derivative for MCG includes an adjustment to reflect the risk that these obligations will not be fulfilled ("nonperformance risk").

Separate Accounts

Separate account assets and liabilities generally represent funds maintained to meet specific investment objectives of contract owners or participants who bear the investment risk, subject, in limited cases, to minimum guaranteed rates. Investment income and investment gains and losses generally accrue directly to such contract owners. The assets of each account are legally segregated and are not subject to claims that arise out of any other business of the Company or its affiliates.

C-18

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Separate account assets supporting variable options under variable annuity contracts are invested, as designated by the contract owner or participant under a contract, in shares of mutual funds that are managed by the Company or its affiliates, or in other selected mutual funds not managed by the Company or its affiliates.

The Company reports separately, as assets and liabilities, investments held in the separate accounts and liabilities of separate accounts if:

▪	Such separate accounts are legally recognized;

▪	Assets supporting the contract liabilities are legally insulated from the Company's general account liabilities;

▪	Investments are directed by the contract owner or participant; and

▪	All investment performance, net of contract fees and assessments, is passed through to the contract owner.

The Company reports separate account assets that meet the above criteria at fair value on the Consolidated Balance Sheets based on the fair value of the underlying investments. Separate account liabilities equal separate account assets. Investment income and net realized and unrealized capital gains (losses) of the separate accounts, however, are not reflected in the Consolidated Statements of Operations. The Consolidated Statements of Cash Flows do not reflect investment activity of the separate accounts.

Long-term Debt

Long-term debt carried at an amount equal to the unpaid principal balance, net of any remaining unamortized discount or premium attributable to issuance. Direct and incremental costs to issue the debt are recorded in Other assets on the Consolidated Balance Sheets and are recognized as a component of Interest expense in the Consolidated Statements of Operations over the life of the debt, using the effective interest method of amortization.

Repurchase Agreements

The Company engages in dollar repurchase agreements with MBS ("dollar rolls") and repurchase agreements with other collateral types to increase its return on investments and improve liquidity. Such arrangements meet the requirements to be accounted for as financing arrangements.

The Company enters into dollar roll transactions by selling existing MBS and concurrently entering into an agreement to repurchase similar securities within a short time frame at a lower price. Under repurchase agreements, the Company borrows cash from a counterparty at an agreed upon interest rate for an agreed upon time frame and pledges collateral in the form of securities. At the end of the agreement, the counterparty returns the collateral to the Company, and the Company, in turn, repays the loan amount along with the additional agreed upon interest.

Company policy requires that at all times during the term of the dollar roll and repurchase agreements that cash or other collateral types obtained is sufficient to allow the Company to fund substantially all of the cost of purchasing replacement assets. Cash received is invested in Short-term investments, with the offsetting obligation to repay the loan included as an Other liability on the Consolidated Balance Sheets. The carrying value of the securities pledged in dollar rolls and repurchase agreement transactions and the related repurchase obligation are included in Securities pledged and Short-term debt, respectively, on the Consolidated Balance Sheets.

The primary risk associated with short-term collateralized borrowings is that the counterparty will be unable to perform under the terms of the contract.  The Company's exposure is limited to the excess of the net replacement cost of the securities over the value of the short-term investments.  The Company believes the counterparties to the dollar rolls and repurchase agreements are financially responsible and that the counterparty risk is minimal.

Recognition of Insurance Revenue and Related Benefits

Premiums related to payouts contracts with life contingencies are recognized in Premiums in the Consolidated Statements of Operations when due from the contract owner. When premiums are due over a significantly shorter period than the period over which benefits are provided, any gross premium in excess of the net premium (i.e., the portion of the gross premium required to provide for all expected future benefits and expenses) is deferred and recognized into revenue in a constant relationship to insurance

C-19

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

in force. Benefits are recorded in Interest credited and other benefits to contract owners in the Consolidated Statements of Operations when incurred.

Amounts received as payment for investment-type, fixed annuities, payout contracts without life contingencies and FIA contracts are reported as deposits to contract owner account balances. Revenues from these contracts consist primarily of fees assessed against the contract owner account balance for mortality and policy administration charges and are reported in Fee income. Surrender charges are reported in Other revenue. In addition, the Company earns investment income from the investment of contract deposits in the Company's general account portfolio, which is reported in Net investment income in the Consolidated Statements of Operations. Fees assessed that represent compensation to the Company for services to be provided in future periods and certain other fees are deferred and amortized into revenue over the expected life of the related contracts in proportion to estimated gross profits in a manner consistent with DAC for these contracts. Benefits and expenses for these products include claims in excess of related account balances, expenses of contract administration and interest credited to contract owner account balances.

Income Taxes

The Company uses certain assumptions and estimates in determining the income taxes payable or refundable to/from ING U.S., Inc. for the current year, the deferred income tax liabilities and assets for items recognized differently in its financial statements from amounts shown on its income tax returns and the federal income tax expense. Determining these amounts requires analysis and interpretation of current tax laws and regulations, including the loss limitation rules associated with change in control. Management exercises considerable judgment in evaluating the amount and timing of recognition of the resulting income tax liabilities and assets. These judgments and estimates are reevaluated on a continual basis as regulatory and business factors change.

The Company's deferred tax assets and liabilities resulting from temporary differences between financial reporting and tax bases of assets and liabilities are measured at the balance sheet date using enacted tax rates expected to apply to taxable income in the years the temporary differences are expected to reverse.

Deferred tax assets represent the tax benefit of future deductible temporary differences and operating loss and tax credit carryforwards. The Company evaluates and tests the recoverability of its deferred tax assets. Deferred tax assets are reduced by a valuation allowance if, based on the weight of evidence, it is more likely than not that some portion, or all, of the deferred tax assets will not be realized. Considerable judgment and the use of estimates are required in determining whether a valuation allowance is necessary and if so, the amount of such valuation allowance. In evaluating the need for a valuation allowance, the Company considers many factors, including:

▪	The nature and character of the deferred tax assets and liabilities;

▪	Taxable income in prior carryback years;

▪	Projected future taxable income, exclusive of reversing temporary differences and carryforwards;

▪	Projected future reversals of existing temporary differences;

▪	The length of time carryforwards can be utilized;

▪	Prudent and feasible tax planning strategies the Company would employ to avoid a tax benefit from expiring unused;

▪	The nature, frequency and severity of cumulative U.S. GAAP losses in recent years; and

▪	Tax rules that would impact the utilization of the deferred tax assets.

In establishing unrecognized tax benefits, the Company determines whether a tax position is more likely than not to be sustained under examination by the appropriate taxing authority. The Company also considers positions that have been reviewed and agreed to as part of an examination by the appropriate taxing authority. Tax positions that do not meet the more likely than not standard are not recognized. Tax positions that meet this standard are recognized in the Consolidated Financial Statements. The Company measures the tax position as the largest amount of benefit that is greater than 50% likely of being realized upon ultimate resolution with the tax authority that has full knowledge of all relevant information.

Certain changes or future events, such as changes in tax legislation, completion of tax audits, planning opportunities and expectations about future outcome could have an impact on the Company's estimates of valuation allowances, deferred taxes, tax provisions and effective tax rates.

C-20

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Reinsurance

The Company utilizes reinsurance agreements in most aspects of its insurance business to reduce its exposure to large losses. Such reinsurance permits recovery of a portion of losses from reinsurers, although it does not discharge the primary liability of the Company as direct insurer of the risks reinsured.

For each of its reinsurance agreements, the Company determines whether the agreement provides indemnification against loss or liability relating to insurance risk. The Company reviews all contractual features, particularly those that may limit the amount of insurance risk to which the reinsurer is subject or features that delay the timely reimbursement of claims. The assumptions used to account for long-duration reinsurance agreements are consistent with those used for the underlying contracts. Ceded future policy benefits and contract owner account balances are reported gross on the Consolidated Balance Sheets.

Long-duration: For reinsurance of long-duration contracts that transfer significant insurance risk, the difference, if any, between the amounts paid and benefits received related to the underlying contracts is included in the expected net cost of reinsurance which is recorded as a component of the reinsurance asset or liability. Any difference between actual and expected net cost of reinsurance is recognized in the current period and included as a component of profits used to amortize DAC.

If the Company determines that a reinsurance agreement does not expose the reinsurer to a reasonable possibility of a significant loss from insurance risk, the Company records the agreement using the deposit method of accounting. Interest is recorded as Other revenues or Other expenses, as appropriate.

Accounting for reinsurance requires extensive use of assumptions and estimates, particularly related to the future performance of the underlying business and the potential impact of counterparty credit risks. The Company periodically reviews actual and anticipated experience compared to the assumptions used to establish assets and liabilities relating to ceded and assumed reinsurance. The Company also evaluates the financial strength of potential reinsurers and continually monitors the financial condition of reinsurers. Only those reinsurance recoverable balances deemed probable of recovery are reflected as assets on the Company's Consolidated Balance Sheets and are stated net of allowances for uncollectible reinsurance. Amounts currently recoverable and payable under reinsurance agreements are included in Reinsurance recoverable and Other liabilities, respectively. Such assets and liabilities relating to reinsurance agreements with the same reinsurer are recorded net on the Consolidated Balance Sheets if a right of offset exists within the reinsurance agreement.

Premiums, Fee income and Policyholder benefits are reported net of reinsurance ceded. Amounts received from reinsurers for policy administration are reported in Other revenue.

The Company utilizes a reinsurance agreement, accounted for under the deposit method, to manage reserve and capital requirements in connection with a portion of its deferred annuities business. The agreement contains and embedded derivative whose carrying value is estimated based on the change in the fair value of the assets supporting the funds withheld under the agreement.

The Company currently has a significant concentration of ceded reinsurance with a subsidiary of Lincoln National Corporation ("Lincoln") arising from the disposition of its individual life insurance business.

Contingencies

A loss contingency is an existing condition, situation or set of circumstances involving uncertainty as to possible loss that will ultimately be resolved when one or more future events occur or fail to occur. Examples of loss contingencies include pending or threatened adverse litigation, threat of expropriation of assets and actual or possible claims and assessments. Amounts related to loss contingencies are accrued and recorded in Other liabilities on the Consolidated Balance Sheets if it is probable that a loss has been incurred and the amount can be reasonably estimated, based on the Company's best estimate of the ultimate outcome. If determined to meet the criteria for a reserve, the Company also evaluates whether there are external legal or other costs directly associated with the resolution of the matter and accrues such costs if estimable.

C-21

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Adoption of New Pronouncements

Financial Instruments

Derivatives and Hedging
In July 2013, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") 2013-10, "Derivatives and Hedging (Accounting Standards Codification ("ASC")Topic 815): Inclusion of the Fed Funds Effective Swap Rate (or Overnight Index Swap Rate) as a Benchmark Interest Rate for Hedge Accounting Purposes" ("ASU 2013-10"), which permits an entity to use the Fed Funds Effective Swap Rate ("OIS") to be used as a U.S. benchmark interest rate for hedge accounting purposes. In addition, the guidance removes the restriction on using different benchmark rates for similar hedges.

The provisions of ASU 2013-10 were adopted by the Company on July 17, 2013 for qualifying new or redesigned hedges entered into on or after that date. The adoption had no effect on the Company's financial condition, results of operations or cash flows.

Deferred Policy Acquisition Costs

Accounting for Costs Associated with Acquiring or Renewing Insurance Contracts
In October 2010, the FASB issued ASU 2010-26, "Financial Services - Insurance (ASC Topic 944): Accounting for Costs Associated with Acquiring or Renewing Insurance Contracts" ("ASU 2010-26"), which clarifies what costs relating to the acquisition of new or renewal insurance contracts qualify for deferral. Costs that should be capitalized include (1) incremental direct costs of successful contract acquisition and (2) certain costs related directly to successful acquisition activities (underwriting, policy issuance and processing, medical and inspection and sales force contract selling) performed by the insurer for the contract. Advertising costs should be included in deferred acquisition costs only if the capitalization criteria in the U.S. GAAP direct-response advertising guidance are met. All other acquisition-related costs should be charged to expense as incurred.

The provisions of ASU 2010-26 were adopted retrospectively by the Company on January 1, 2012. As a result of implementing ASU 2010-26, the Company recognized a cumulative effect of change in accounting principle of $375.9, net of income taxes of $202.4, as a reduction to January 1, 2010 Retained earnings (deficit). In addition, the Company recognized a $13.9 increase to AOCI.

Presentation and Disclosure

Disclosures about Offsetting Assets and Liabilities
In December 2011, the FASB issued ASU 2011-11, "Balance Sheet (ASC Topic 210): Disclosures about Offsetting Assets and Liabilities" (ASU 2011-11), which requires an entity to disclose both gross and net information about instruments and transactions eligible for offset in the statement of financial position, as well as instruments and transactions subject to an agreement similar to a master netting arrangement. In addition, the standard requires disclosure of collateral received and posted in connection with master netting agreements or similar arrangements.

In January 2013, the FASB issued ASU 2013-01, "Balance Sheet (ASC Topic 210): Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities" ("ASU 2013-01"), which clarifies that the scope of ASU 2011-11 applies to derivatives accounted for in accordance with ASU Topic 815, Derivatives and Hedging, including bifurcated embedded derivatives, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions that are either offset in accordance with Section 210-20-45 or Section 815-10-45 or subject to an enforceable master netting arrangement or similar agreement.

The provisions of ASU 2013-01 and ASU 2011-11 were adopted retrospectively by the Company on January 1, 2013. The adoption had no effect on the Company's financial condition, results of operations or cash flows, as the pronouncement only pertains to additional disclosure. The disclosures required by ASU 2011-11 and ASU 2013-01 are included in "Note 3. Derivative Financial Instruments."

Disclosures about Amounts Reclassified out of Accumulated Other Comprehensive Income
In January 2013, the FASB issued ASU 2013-02, "Comprehensive Income (ASC Topic 220): Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income" ("ASU 2013-02"), which requires an entity to provide information about the

C-22

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

amounts reclassified out of accumulated other comprehensive income by component. In addition, an entity is required to present, either on the face of the statement where net income is presented or in the notes, significant amounts reclassified out of accumulated other comprehensive income by the respective line items of net income, but only if the amount reclassified is required under U.S. GAAP to be reclassified to net income, in its entirety in the same reporting period. For other amounts that are not required under U.S. GAAP to be reclassified in their entirety to net income, an entity is required to cross-reference to other disclosures required under U.S. GAAP that provide additional detail about those amounts.

The provisions of ASU 2013-02 were adopted by the Company on January 1, 2013. The adoption had no effect on the Company's financial condition, results of operations or cash flows, as the pronouncement only pertains to additional disclosure. The disclosures required by ASU 2013-02, including comparative period disclosures, are included in "Note 9. Accumulated Other Comprehensive Income (Loss)."

Future Adoption of Accounting Pronouncements

Income Taxes
In July 2013, the FASB issued ASU 2013-11, "Income Taxes (ASC Topic 740): Presentation of an Unrecognized Tax Benefit When a Net Operating Loss Carryforward, a Similar Tax Loss, or a Tax Credit Carryforward Exists" ("ASU 2013-11"), which clarifies that:

•	An unrecognized tax benefit should be presented as a reduction to a deferred tax asset for a net operating loss carryforward, a similar tax loss or a tax credit carryforward, except,

•
An unrecognized tax benefit should be presented as a liability and not be combined with a deferred tax asset (i) to the extent a net operating loss carryforward, a similar tax loss or a tax credit carryforward is not available at the reporting date to settle any additional income taxes that would result from the disallowance of a tax position or (ii) the tax law does not require the entity to use, or the entity does not intend to use, the deferred tax asset for such a purpose.

•
The assessment of whether a deferred tax asset is available is based on the unrecognized tax benefit and deferred tax asset that exist at the reporting date and should be made presuming disallowance of the tax position at the reporting date.

The provisions of ASU 2013-11 are effective for years, and interim periods within those years, beginning after December 15, 2013, and should be applied prospectively to all unrecognized tax benefits that exist at the effective date. The Company does not expect ASU 2013-11 to have an impact on its financial condition, results of operations or cash flows, as the guidance is consistent with that currently applied.

Joint and Several Liability Arrangements
In February 2013, the FASB issued ASU 2013-04, "Liabilities (ASC Topic 405): Obligations Resulting from Joint and Several Liability Arrangements for Which the Total Amount of the Obligation Is Fixed at the Reporting Date" ("ASU 2013-04"), which requires an entity to measure obligations resulting from joint and several liable arrangements for which the total amount of the obligation within the scope of this guidance is fixed at the reporting date, as the sum of (1) the amount the reporting entity agreed to pay on the basis of its arrangement among its co-obligors and (2) any additional amount it expects to pay on behalf of its co-obligors. ASU 2013-04 also requires an entity to disclose the nature and amount of the obligation, as well as other information about those obligations.

The provisions of ASU 2013-04 are effective for years, and interim periods within those years, beginning after December 15, 2013. The amendments should be applied retrospectively for those obligations resulting from joint and several liability arrangements that exist at the beginning of an entity's year of adoption. The Company does not expect ASU 2013-04 to have an impact on its financial condition, results of operations or cash flows, as the Company does not have any fixed obligations under joint and several liable arrangements as of December 31, 2013.

Fees Paid to the Federal Government by Health Insurers
In July 2011, the FASB issued ASU 2011-06, "Other Expenses (Topic 720): Fees Paid to the Federal Government by Health Insurers" ("ASU 2011-06"), which specifies how health insurers should recognize and classify the annual fee imposed by the Patient Protection and Affordable Care Act as amended by the Health Care Education Reconciliation Act (the "Acts"). The liability

C-23

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

for the fee should be estimated and recorded in full at the time the entity provides qualifying health insurance in the year in which the fee is payable, with a corresponding deferred cost that is amortized to expense.

The provisions of ASU 2011-06 are effective for calendar years beginning after December 31, 2013, when the fee initially becomes effective. The Company does not expect ASU 2011-06 to have an impact on its financial condition, results of operations or cash flows, as the amount of net premium written for qualifying health insurance by the Company is expected to be below the $25.0 threshold as defined by the Acts and, thus, not subject to the fee.

C-24

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

2.    Investments

Fixed Maturities and Equity Securities

Available-for-sale and FVO fixed maturities and equity securities were as follows as of December 31, 2013:

	Amortized Cost	Gross Unrealized Capital Gains	Gross Unrealized Capital Losses	Embedded Derivatives(2)	Fair Value	OTTI(3)
Fixed maturities:
U.S. Treasuries	$636.5	$36.5	$2.9	$—	$670.1	$—
U.S. Government agencies and authorities	237.1	5.0	—	—	242.1	—
State, municipalities and political subdivisions	77.2	5.9	0.1	—	83.0	—
U.S. corporate securities	10,326.0	581.0	238.8	—	10,668.2	1.9

Foreign securities:(1)
Government	422.9	25.2	16.5	—	431.6	—
Other	5,149.6	272.9	83.5	—	5,339.0	—
Total foreign securities	5,572.5	298.1	100.0	—	5,770.6	—

Residential mortgage-backed securities:
Agency	1,638.2	121.9	17.9	16.9	1,759.1	0.2
Non-Agency	278.1	55.2	4.8	12.1	340.6	15.1
Total Residential mortgage-backed securities	1,916.3	177.1	22.7	29.0	2,099.7	15.3

Commercial mortgage-backed securities	624.5	68.1	0.9	—	691.7	4.4
Other asset-backed securities	465.8	18.0	3.4	—	480.4	3.2
Total fixed maturities, including securities pledged	19,855.9	1,189.7	368.8	29.0	20,705.8	24.8
Less: Securities pledged	137.9	5.9	3.7	—	140.1	—
Total fixed maturities	19,718.0	1,183.8	365.1	29.0	20,565.7	24.8
Equity securities	119.4	15.8	0.3	—	134.9	—
Total fixed maturities and equity securities investments	$19,837.4	$1,199.6	$365.4	$29.0	$20,700.6	$24.8
(1) Primarily U.S. dollar denominated.
(2) Embedded derivatives within fixed maturity securities are reported with the host investment. The changes in fair value of embedded derivatives are reported in Other net realized capital gains (losses) in the Consolidated Statements of Operations.
(3) Represents OTTI reported as a component of Other comprehensive income.

C-25

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Available-for-sale and FVO fixed maturities and equity securities were as follows as of December 31, 2012:

	Amortized Cost	Gross Unrealized Capital Gains	Gross Unrealized Capital Losses	Embedded Derivatives(2)	Fair Value	OTTI(3)
Fixed maturities:
U.S. Treasuries	$1,011.5	$135.6	$0.5	$—	$1,146.6	$—
U.S. Government agencies and authorities	379.4	17.6	—	—	397.0	—
State, municipalities and political subdivisions	77.2	15.9	—	—	93.1	—
U.S. corporate securities	9,438.0	1,147.4	11.1	—	10,574.3	2.0

Foreign securities:(1)
Government	439.7	57.4	1.1	—	496.0	—
Other	4,570.0	501.3	15.3	—	5,056.0	—
Total foreign securities	5,009.7	558.7	16.4	—	5,552.0	—

Residential mortgage-backed securities:
Agency	1,679.5	181.5	3.4	33.7	1,891.3	0.6
Non-Agency	390.9	70.0	14.7	20.0	466.2	17.4
Total Residential mortgage-backed securities	2,070.4	251.5	18.1	53.7	2,357.5	18.0

Commercial mortgage-backed securities	748.7	90.6	0.2	—	839.1	4.4
Other asset-backed securities	475.7	26.6	6.7	—	495.6	3.1
Total fixed maturities, including securities pledged	19,210.6	2,243.9	53.0	53.7	21,455.2	27.5
Less: Securities pledged	207.2	13.0	0.5	—	219.7	—
Total fixed maturities	19,003.4	2,230.9	52.5	53.7	21,235.5	27.5
Equity securities	129.3	13.6	0.1	—	142.8	—
Total fixed maturities and equity securities investments	$19,132.7	$2,244.5	$52.6	$53.7	$21,378.3	$27.5
(1) Primarily U.S. dollar denominated.
(2) Embedded derivatives within fixed maturity securities are reported with the host investment. The changes in fair value of embedded derivatives are reported in Other net realized capital gains (losses) in the Consolidated Statements of Operations.
(3) Represents OTTI reported as a component of Other comprehensive income.

C-26

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The amortized cost and fair value of fixed maturities, including securities pledged, as of December 31, 2013, are shown below by contractual maturity. Actual maturities may differ from contractual maturities as securities may be restructured, called, or prepaid. MBS and Other ABS are shown separately because they are not due at a single maturity date.

	Amortized Cost	Fair Value
Due to mature:
One year or less	$612.5	$629.7
After one year through five years	3,846.6	4,103.6
After five years through ten years	6,488.8	6,646.5
After ten years	5,901.4	6,054.2
Mortgage-backed securities	2,540.8	2,791.4
Other asset-backed securities	465.8	480.4
Fixed maturities, including securities pledged	$19,855.9	$20,705.8

The investment portfolio is monitored to maintain a diversified portfolio on an ongoing basis. Credit risk is mitigated by monitoring concentrations by issuer, sector and geographic stratification and limiting exposure to any one issuer.

As of December 31, 2013 and 2012, the Company did not have any investments in a single issuer, other than obligations of the U.S. Government and government agencies with a carrying value in excess of 10% of the Company's consolidated Shareholder's equity.

The following tables set forth the composition of the U.S. and foreign corporate securities within the fixed maturity portfolio by industry category as of the dates indicated:

	Amortized Cost	Gross Unrealized Capital Gains	Gross Unrealized Capital Losses	Fair Value
December 31, 2013
Communications	$1,315.9	$81.5	$36.8	$1,360.6
Financial	2,114.7	166.9	20.2	2,261.4
Industrial and other companies	8,878.5	423.5	213.1	9,088.9
Utilities	2,726.5	159.5	42.3	2,843.7
Transportation	440.0	22.5	9.9	452.6
Total	$15,475.6	$853.9	$322.3	$16,007.2

December 31, 2012
Communications	$1,154.1	$161.4	$0.9	$1,314.6
Financial	1,859.3	240.1	10.9	2,088.5
Industrial and other companies	7,883.1	850.9	6.9	8,727.1
Utilities	2,715.4	349.8	7.3	3,057.9
Transportation	396.1	46.5	0.4	442.2
Total	$14,008.0	$1,648.7	$26.4	$15,630.3

Fixed Maturities and Equity Securities

The Company's fixed maturities and equity securities are currently designated as available-for-sale, except those accounted for using the FVO. Available-for-sale securities are reported at fair value and unrealized capital gains (losses) on these securities are

C-27

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

recorded directly in AOCI, and presented net of related changes in DAC, VOBA, and deferred income taxes. In addition, certain fixed maturities have embedded derivatives, which are reported with the host contract on the Consolidated Balance Sheets.

The Company has elected the FVO for certain of its fixed maturities to better match the measurement of assets and liabilities in the Consolidated Statements of Operations. Certain CMOs, primarily interest-only and principal-only strips, are accounted for as hybrid instruments and valued at fair value with changes in the fair value recorded in Other net realized capital gains (losses) in the Consolidated Statements of Operations.

The Company invests in various categories of CMOs, including CMOs that are not agency-backed, that are subject to different degrees of risk from changes in interest rates and defaults. The principal risks inherent in holding CMOs are prepayment and extension risks related to significant decreases and increases in interest rates resulting in the prepayment of principal from the underlying mortgages, either earlier or later than originally anticipated. As of December 31, 2013 and 2012, approximately 50.4% and 41.8%, respectively, of the Company's CMO holdings, such as interest-only or principal-only strips, were invested in those types of CMOs that are subject to more prepayment and extension risk than traditional CMOs.

Repurchase Agreements

As of December 31, 2013 and 2012, the Company did not have any securities pledged in dollar rolls, repurchase agreement transactions or reverse repurchase agreements.

Securities Lending

As of December 31, 2013 and 2012, the fair value of loaned securities was $97.6 and $180.2, respectively, and is included in Securities pledged on the Consolidated Balance Sheets. As of December 31, 2013 and 2012, collateral retained by the lending agent and invested in liquid assets on the Company's behalf was $102.7 and $186.1, respectively, and recorded in Short-term investments under securities loan agreement, including collateral delivered on the Consolidated Balance Sheets. As of December 31, 2013 and 2012, liabilities to return collateral of $102.7 and $186.1, respectively, were included in Payables under securities loan agreement, including collateral held, on the Consolidated Balance Sheets.

Variable Interest Entities ("VIEs")

The Company holds certain VIEs for investment purposes.  VIEs may be in the form of private placement securities, structured securities, securitization transactions, or limited partnerships. The Company has reviewed each of its holdings and determined that consolidation of these investments in the Company's financial statements is not required, as the Company is not the primary beneficiary, because the Company does not have both the power to direct the activities that most significantly impact the entity's economic performance and the obligation or right to potentially significant losses or benefits, for any of its investments in VIEs. The Company provided no non-contractual financial support and its carrying value represents the Company's exposure to loss. The carrying value of the equity tranches of the Collateralized loan obligations ("CLOs") of $1.0 and $1.3 as of December 31, 2013 and 2012, respectively, is included in Limited partnerships/corporations on the Consolidated Balance Sheets. Income and losses recognized on these investments are reported in Net investment income in the Consolidated Statements of Operations.

On June 4, 2012, the Company entered into an agreement to sell certain general account private equity limited partnership investment interest holdings with a carrying value of $331.9 as of March 31, 2012. These assets were sold to a group of private equity funds that are managed by Pomona Management LLC, an affiliate of the Company. The transaction resulted in a net pre-tax loss of $38.7 in the second quarter of 2012 reported in Net investment income on the Consolidated Statements of Operations. The transaction closed in two tranches with the first tranche closed on June 29, 2012 and the second tranche closed on October 29, 2012. Consideration received included $23.0 of promissory notes due in two equal installments at December 31, 2013 and 2014. In connection with these promissory notes, ING U.S., Inc. unconditionally guarantees payment of the notes in the event of any default of payments due. No additional loss was incurred on the second tranche since the fair value of the alternative investments was reduced to the agreed-upon sales price as of June 30, 2012.

C-28

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Securitizations

The Company invests in various tranches of securitization entities, including RMBS, CMBS and ABS. Through its investments, the Company is not obligated to provide any financial or other support to these entities. Each of the RMBS, CMBS and ABS entities are thinly capitalized by design and considered VIEs. The Company's involvement with these entities is limited to that of a passive investor. The Company has no unilateral right to appoint or remove the servicer, special servicer, or investment manager, which are generally viewed to have the power to direct the activities that most significantly impact the securitization entities' economic performance, in any of these entities, nor does the Company function in any of these roles. The Company, through its investments or other arrangements, does not have the obligation to absorb losses or the right to receive benefits from the entity that could potentially be significant to the entity. Therefore, the Company is not the primary beneficiary and will not consolidate any of the RMBS, CMBS and ABS entities in which it holds investments. These investments are accounted for as investments available-for-sale as described in "Note 1. Business, Basis of Presentation and Significant Accounting Policies" and unrealized capital gains (losses) on these securities are recorded directly in AOCI, except for certain RMBS which are accounted for under the FVO for which changes in fair value are reflected in Other net realized gains (losses) in the Consolidated Statements of Operations. The Company’s maximum exposure to loss on these structured investments is limited to the amount of its investment.

Unrealized Capital Losses

Unrealized capital losses (including noncredit impairments), along with the fair value of fixed maturity securities, including securities pledged, by market sector and duration were as follows as of December 31, 2013:

	Six Months or Less Below Amortized Cost		More Than Six Months and Twelve Months or Less Below Amortized Cost		More Than Twelve Months Below Amortized Cost		Total
	Fair Value	Unrealized Capital Losses	Fair Value	Unrealized Capital Losses	Fair Value	Unrealized Capital Losses	Fair Value	Unrealized Capital Losses

U.S. Treasuries	$124.4	$2.1	$34.2	$0.8	$—	$—	$158.6	$2.9
U.S. corporate, state and municipalities	1,002.8	22.9	2,413.2	183.8	236.9	32.2	3,652.9	238.9
Foreign	448.8	5.7	1,063.9	86.4	76.2	7.9	1,588.9	100.0
Residential mortgage-backed	262.3	2.9	212.9	12.0	105.8	7.8	581.0	22.7
Commercial mortgage-backed	77.9	0.9	—	—	—	—	77.9	0.9
Other asset-backed	38.9	0.2	30.3	0.2	26.0	3.0	95.2	3.4
Total	$1,955.1	$34.7	$3,754.5	$283.2	$444.9	$50.9	$6,154.5	$368.8

C-29

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Unrealized capital losses (including noncredit impairments), along with the fair value of fixed maturity securities, including securities pledged, by market sector and duration were as follows as of December 31, 2012:

	Six Months or Less Below Amortized Cost			More Than Six Months and Twelve Months or Less Below Amortized Cost		More Than Twelve Months Below Amortized Cost		Total
	Fair Value	Unrealized Capital Losses		Fair Value	Unrealized Capital Losses	Fair Value	Unrealized Capital Losses	Fair Value	Unrealized Capital Losses

U.S. Treasuries	$300.0	$0.5		$—	$—	$—	$—	$300.0	$0.5
U.S. corporate, state and municipalities	479.8	6.8		22.5	0.9	49.4	3.4	551.7	11.1
Foreign	166.8	4.7		7.8	0.5	87.7	11.2	262.3	16.4
Residential mortgage-backed	68.7	1.6		7.2	0.3	132.4	16.2	208.3	18.1
Commercial mortgage-backed	7.5	0.1		1.6	—	2.5	0.1	11.6	0.2
Other asset-backed	15.6	—	*	—	—	34.2	6.7	49.8	6.7
Total	$1,038.4	$13.7		$39.1	$1.7	$306.2	$37.6	$1,383.7	$53.0
* Less than $0.1

Of the unrealized capital losses aged more than twelve months, the average market value of the related fixed maturities was 89.7% and 89.1% of the average book value as of December 31, 2013 and 2012, respectively.

Unrealized capital losses (including noncredit impairments) in fixed maturities, including securities pledged, for instances in which fair value declined below amortized cost by greater than or less than 20% for consecutive months as indicated in the tables below, were as follows as of the dates indicated:

	Amortized Cost		Unrealized Capital Losses		Number of Securities
	< 20%	> 20%	< 20%	> 20%	< 20%	> 20%
December 31, 2013
Six months or less below amortized cost	$2,054.4	$24.1	$45.3	$5.3	322	7
More than six months and twelve months or less below amortized cost	3,991.4	23.5	272.6	5.8	502	3
More than twelve months below amortized cost	420.4	9.5	37.3	2.5	137	8
Total	$6,466.2	$57.1	$355.2	$13.6	961	18

December 31, 2012
Six months or less below amortized cost	$1,110.8	$15.2	$19.3	$3.9	141	10
More than six months and twelve months or less below amortized cost	49.5	1.5	2.6	0.4	31	2
More than twelve months below amortized cost	198.1	61.6	6.2	20.6	99	28
Total	$1,358.4	$78.3	$28.1	$24.9	271	40

C-30

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Unrealized capital losses (including noncredit impairments) in fixed maturities, including securities pledged, by market sector for instances in which fair value declined below amortized cost by greater than or less than 20% were as follows as of the dates indicated:

	Amortized Cost		Unrealized Capital Losses		Number of Securities
	< 20%	> 20%	< 20%	> 20%	< 20%	> 20%
December 31, 2013
U.S. Treasuries	$161.5	$—	$2.9	$—	4	—
U.S. corporate, state and municipalities	3,869.0	22.8	233.2	5.7	519	2
Foreign	1,665.8	23.1	95.0	5.0	239	5
Residential mortgage-backed	596.9	6.8	21.0	1.7	162	7
Commercial mortgage-backed	78.8	—	0.9	—	12	—
Other asset-backed	94.2	4.4	2.2	1.2	25	4
Total	$6,466.2	$57.1	$355.2	$13.6	961	18

December 31, 2012
U.S. Treasuries	$300.5	$—	$0.5	$—	2	—
U.S. corporate, state and municipalities	558.1	4.7	9.1	2.0	82	2
Foreign	242.7	36.0	5.7	10.7	38	8
Residential mortgage-backed	201.2	25.2	10.2	7.9	124	24
Commercial mortgage-backed	11.8	—	0.2	—	8	—
Other asset-backed	44.1	12.4	2.4	4.3	17	6
Total	$1,358.4	$78.3	$28.1	$24.9	271	40
All investments with fair values less than amortized cost are included in the Company's other-than-temporary impairments analysis and impairments were recognized as disclosed in the "Evaluating Securities for Other-Than-Temporary Impairments" section below. The Company evaluates non-agency RMBS and ABS for other-than-temporary impairments each quarter based on actual and projected cash flows after considering the quality and updated loan-to-value ratios reflecting current home prices of underlying collateral, forecasted loss severity, the payment priority within the tranche structure of the security and amount of any credit enhancements. The Company's assessment of current levels of cash flows compared to estimated cash flows at the time the securities were acquired indicates the amount and the pace of projected cash flows from the underlying collateral has generally been lower and slower, respectively. However, since cash flows are typically projected at a trust level, the impairment review incorporates the security's position within the trust structure as well as credit enhancement remaining in the trust to determine whether an impairment is warranted. Therefore, while lower and slower cash flows will impact the trust, the effect on a particular security within the trust will be dependent upon the trust structure. Where the assessment continues to project full recovery of principal and interest on schedule, the Company has not recorded an impairment. Unrealized losses on below investment grade securities are principally related to RMBS (primarily Alt-A RMBS) and ABS (primarily subprime RMBS) largely due to economic and market uncertainties including concerns over unemployment levels, lower interest rate environment on floating rate securities requiring higher risk premiums since purchase and valuations on residential real estate supporting non-agency RMBS. Based on this analysis, the Company determined that the remaining investments in an unrealized loss position were not other-than-temporarily impaired and therefore no further other-than-temporary impairment was necessary.

Troubled Debt Restructuring

The Company invests in high quality, well performing portfolios of commercial mortgage loans and private placements. Under certain circumstances, modifications are granted to these contracts. Each modification is evaluated as to whether a troubled debt restructuring has occurred. A modification is a troubled debt restructuring when the borrower is in financial difficulty and the creditor makes concessions. Generally, the types of concessions may include reducing the face amount or maturity amount of the debt as originally stated, reducing the contractual interest rate, extending the maturity date at an interest rate lower than current

C-31

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

market interest rates and/or reducing accrued interest. The Company considers the amount, timing and extent of the concession granted in determining any impairment or changes in the specific valuation allowance recorded in connection with the troubled debt restructuring. A valuation allowance may have been recorded prior to the quarter when the loan is modified in a troubled debt restructuring. Accordingly, the carrying value (net of the specific valuation allowance) before and after modification through a troubled debt restructuring may not change significantly, or may increase if the expected recovery is higher than the pre-modification recovery assessment. As of December 31, 2013, the Company had no new private placement troubled debt restructurings and had 20 new commercial mortgage loan troubled debt restructurings with a pre-modification and post-modification carrying value of $39.4. The 20 commercial mortgage loans comprise a portfolio of cross-defaulted, cross-collateralized individual loans, which are owned by the same sponsor. Between the date of the troubled debt restructurings and December 31, 2013, these loans have repaid $1.9 in principal. As of December 31, 2012, the Company did not have any new private placement or commercial mortgage loan troubled debt restructurings.

As of December 31, 2013 and 2012, the Company did not have any commercial mortgage loans or private placements modified in a troubled debt restructuring with a subsequent payment default.

Mortgage Loans on Real Estate

The Company's mortgage loans on real estate are all commercial mortgage loans held for investment, which are reported at amortized cost, less impairment write-downs and allowance for losses. The Company diversifies its commercial mortgage loan portfolio by geographic region and property type to reduce concentration risk. The Company manages risk when originating commercial mortgage loans by generally lending only up to 75% of the estimated fair value of the underlying real estate. Subsequently, the Company continuously evaluates all mortgage loans based on relevant current information including a review of loan-specific credit quality, property characteristics and market trends. Loan performance is monitored on a loan specific basis through the review of submitted appraisals, operating statements, rent revenues and annual inspection reports, among other items. This review ensures properties are performing at a consistent and acceptable level to secure the debt. The components to evaluate debt service coverage are received and reviewed at least annually to determine the level of risk.
The following table summarizes the Company's investment in mortgage loans as of the dates indicated:

	December 31,
	2013	2012
Commercial mortgage loans	$3,397.3	$2,874.0
Collective valuation allowance	(1.2)	(1.3)
Total net commercial mortgage loans	$3,396.1	$2,872.7

There were no impairments taken on the mortgage loan portfolio for the years ended December 31, 2013, 2012 and 2011.

The following table summarizes the activity in the allowance for losses for all commercial mortgage loans for the periods indicated:

	December 31,
	2013	2012
Collective valuation allowance for losses, balance at January 1	$1.3	$1.3
Addition to (reduction of) allowance for losses	(0.1)	—
Collective valuation allowance for losses, end of period	$1.2	$1.3

C-32

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The carrying values and unpaid principal balances of impaired mortgage loans were as follows as of the dates indicated:

	December 31,
	2013	2012
Impaired loans with allowances for losses	$—	$—
Impaired loans without allowances for losses	42.9	5.6
Subtotal	42.9	5.6
Less: Allowances for losses on impaired loans	—	—
Impaired loans, net	$42.9	$5.6
Unpaid principal balance of impaired loans	$44.4	$7.1

The following table presents information on restructured loans as of the dates indicated:

	December 31,
	2013	2012
Troubled debt restructured loans	$37.5	$—

The Company’s policy is to recognize interest income until a loan becomes 90 days delinquent or foreclosure proceedings are commenced, at which point interest accrual is discontinued. Interest accrual is not resumed until the loan is brought current.
There were no mortgage loans in the Company's portfolio in process of foreclosure as of December 31, 2013 and 2012. There were no loans 90 days or more past due or loans in arrears with respect to principal and interest as of December 31, 2013 and 2012.

The following table presents information on the average investment during the period in impaired loans and interest income recognized on impaired and troubled debt restructured loans for the periods indicated:

	Year Ended December 31,
	2013	2012	2011
Impaired loans, average investment during the period (amortized cost)(1)	$24.2	$5.7	$7.7
Interest income recognized on impaired loans, on an accrual basis(1)	1.4	0.4	0.6
Interest income recognized on impaired loans, on a cash basis(1)	1.4	0.4	0.6
Interest income recognized on troubled debt restructured loans, on an accrual basis	1.0	—	—
(1) Includes amounts for Troubled debt restructured loans

Loan-to-value ("LTV") and debt service coverage ("DSC") ratios are measures commonly used to assess the risk and quality of mortgage loans. The LTV ratio, calculated at time of origination, is expressed as a percentage of the amount of the loan relative to the value of the underlying property. A LTV ratio in excess of 100% indicates the unpaid loan amount exceeds the underlying collateral. The DSC ratio, based upon the most recently received financial statements, is expressed as a percentage of the amount of a property's net income to its debt service payments. A DSC ratio of less than 1.0 indicates that property's operations do not generate sufficient income to cover debt payments. These ratios are utilized as part of the review process described above.

C-33

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The following table presents the LTV ratios as of the dates indicated:

	December 31,
	2013(1)	2012(1)
Loan-to-Value Ratio:
0% - 50%	$495.7	$501.3
50% - 60%	894.5	768.9
60% - 70%	1,879.5	1,491.6
70% - 80%	114.9	96.4
80% and above	12.7	15.8
Total Commercial mortgage loans	$3,397.3	$2,874.0
(1) Balances do not include allowance for mortgage loan credit losses.

The following table presents the DSC ratios as of the dates indicated:

	December 31,
	2013(1)	2012(1)
Debt Service Coverage Ratio:
Greater than 1.5x	$2,388.5	$2,114.4
1.25x - 1.5x	542.4	390.5
1.0x - 1.25x	275.8	293.1
Less than 1.0x	190.5	76.0
Commercial mortgage loans secured by land or construction loans	0.1	—
Total Commercial mortgage loans	$3,397.3	$2,874.0
(1) Balances do not include allowance for mortgage loan credit losses.

Properties collateralizing mortgage loans are geographically dispersed throughout the United States, as well as diversified by property type, as reflected in the following tables as of the dates indicated:

	December 31,
	2013(1)		2012(1)
	Gross Carrying Value	% of Total	Gross Carrying Value	% of Total
Commercial Mortgage Loans by U.S. Region:
Pacific	$752.8	22.3%	$564.1	19.6%
South Atlantic	707.8	20.8%	561.0	19.5%
West South Central	467.1	13.7%	460.4	16.0%
Middle Atlantic	411.4	12.1%	332.7	11.6%
East North Central	383.1	11.3%	337.8	11.8%
Mountain	263.9	7.8%	214.5	7.5%
West North Central	224.9	6.6%	205.2	7.1%
New England	116.7	3.4%	119.1	4.1%
East South Central	69.6	2.0%	79.2	2.8%
Total Commercial mortgage loans	$3,397.3	100.0%	$2,874.0	100.0%
(1) Balances do not include allowance for mortgage loan credit losses.

C-34

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

	December 31,
	2013(1)		2012(1)
	Gross Carrying Value	% of Total	Gross Carrying Value	% of Total
Commercial Mortgage Loans by Property Type:
Retail	$1,082.1	31.9%	$824.0	28.7%
Industrial	972.6	28.6%	1,035.2	36.0%
Office	462.1	13.6%	427.0	14.8%
Apartments	445.2	13.1%	298.7	10.4%
Hotel/Motel	182.8	5.4%	92.1	3.2%
Mixed Use	70.9	2.1%	34.2	1.2%
Other	181.6	5.3%	162.8	5.7%
Total Commercial mortgage loans	$3,397.3	100.0%	$2,874.0	100.0%
(1) Balances do not include allowance for mortgage loan credit losses.

The following table sets forth the breakdown of mortgages by year of origination as of the dates indicated:

	December 31,
	2013(1)	2012(1)
Year of Origination:
2013	$785.2	$—
2012	908.1	939.0
2011	792.8	836.9
2010	121.1	124.0
2009	68.4	73.0
2008	89.0	119.0
2007 and prior	632.7	782.1
Total Commercial mortgage loans	$3,397.3	$2,874.0
(1) Balances do not include allowance for mortgage loan credit losses.

Evaluating Securities for Other-Than-Temporary Impairments

The Company performs a regular evaluation, on a security-by-security basis, of its available-for-sale securities holdings, including fixed maturity securities and equity securities in accordance with its impairment policy in order to evaluate whether such investments are other-than-temporarily impaired.

C-35

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The following table identifies the Company's credit-related and intent-related impairments included in the Consolidated Statements of Operations, excluding impairments included in Other comprehensive income (loss) by type for the periods indicated:

	Year Ended December 31,
	2013		2012		2011
	Impairment	No. of Securities	Impairment	No. of Securities	Impairment	No. of Securities
U.S. corporate	$—	—	$2.9	3	$20.4	17
Foreign(1)	1.8	1	0.8	3	27.8	50
Residential mortgage-backed	3.4	35	6.0	33	8.2	38
Commercial mortgage-backed	0.3	3	—	—	28.2	8
Other asset-backed	0.3	2	1.2	4	22.7	53
Equity securities	0.1	1	—	—	—	—
Total	$5.9	42	$10.9	43	$107.3	166
(1) Primarily U.S. dollar denominated.

The above tables include $4.8, $9.1 and $17.6 related to credit impairments for the years ended December 31, 2013, 2012 and 2011, respectively, in Other-than-temporary impairments, which are recognized in the Consolidated Statements of Operations. The remaining $1.1, $1.8 and $89.7 for the years ended December 31, 2013, 2012 and 2011, respectively, are related to intent impairments.

The following table summarizes these intent impairments, which are also recognized in earnings, by type for the periods indicated:

	Year Ended December 31,
	2013		2012		2011
	Impairment	No. of Securities	Impairment	No. of Securities	Impairment	No. of Securities
U.S. corporate	$—	—	$0.2	1	$20.4	17
Foreign(1)	—	—	0.8	3	23.7	46
Residential mortgage-backed	0.8	6	0.7	3	1.6	7
Commercial mortgage-backed	0.3	3	—	—	22.9	8
Other asset-backed	—	—	0.1	1	21.1	50
Total	$1.1	9	$1.8	8	$89.7	128
(1) Primarily U.S. dollar denominated.

The Company may sell securities during the period in which fair value has declined below amortized cost for fixed maturities or cost for equity securities. In certain situations, new factors, including changes in the business environment, can change the Company's previous intent to continue holding a security. Accordingly, these factors may lead the Company to record additional intent related capital losses.

C-36

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The following table identifies the amount of credit impairments on fixed maturities for which a portion of the OTTI loss was recognized in Other comprehensive income (loss) and the corresponding changes in such amounts for the periods indicated:

	Year Ended December 31,
	2013	2012	2011
Balance at January 1	$20.0	$19.4	$50.7
Additional credit impairments:
On securities not previously impaired	1.1	1.5	0.9
On securities previously impaired	1.8	3.7	6.7
Reductions:
Securities intent impaired	—	—	(8.7)
Securities sold, matured, prepaid or paid down	(3.3)	(4.6)	(30.2)
Balance at December 31	$19.6	$20.0	$19.4

Net Investment Income

The following table summarizes Net investment income for the periods indicated:

	Year Ended December 31,
	2013	2012	2011
Fixed maturities	$1,199.4	$1,222.5	$1,224.2
Equity securities, available-for-sale	2.8	7.5	13.6
Mortgage loans on real estate	157.1	143.5	118.1
Policy loans	13.1	13.2	13.7
Short-term investments and cash equivalents	0.9	1.4	0.8
Other	42.6	6.8	95.5
Gross investment income	1,415.9	1,394.9	1,465.9
Less: investment expenses	48.9	46.1	45.0
Net investment income	$1,367.0	$1,348.8	$1,420.9

As of December 31, 2013 and 2012, the Company did not have any investments in fixed maturities that did not produce net investment income. Fixed maturities are moved to a non-accrual status when the investment defaults.

Interest income on fixed maturities is recorded when earned using an effective yield method, giving effect to amortization of premiums and accretion of discounts. Such interest income is recorded in Net investment income in the Consolidated Statements of Operations.

Net Realized Capital Gains (Losses)

Net realized capital gains (losses) are comprised of the difference between the amortized cost of investments and proceeds from sale and redemption, as well as losses incurred due to the credit-related and intent-related other-than-temporary impairment of investments. Realized investment gains and losses are also primarily generated from changes in fair value of embedded derivatives within product guarantees and fixed maturities, changes in fair value of fixed maturities recorded at FVO and changes in fair value including accruals on derivative instruments, except for effective cash flow hedges. The cost of the investments on disposal is generally determined based on first-in-first-out ("FIFO") methodology.

C-37

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Net realized capital gains (losses) were as follows for the periods indicated:

	Year Ended December 31,
	2013	2012	2011
Fixed maturities, available-for-sale, including securities pledged	$0.3	$67.5	$112.6
Fixed maturities, at fair value option	(151.5)	(124.2)	(60.6)
Equity securities, available-for-sale	0.1	(0.2)	7.4
Derivatives	(72.1)	1.3	(64.3)
Embedded derivatives - fixed maturities	(24.7)	(5.5)	4.9
Embedded derivatives - product guarantees	105.5	120.4	(216.1)
Other investments	0.2	—	0.3
Net realized capital gains (losses)	$(142.2)	$59.3	$(215.8)
After-tax net realized capital gains (losses)	$(160.0)	$38.5	$(53.3)

Proceeds from the sale of fixed maturities and equity securities, available-for-sale and the related gross realized gains and losses, before tax were as follows for the periods indicated:

	Year Ended December 31,
	2013	2012	2011
Proceeds on sales	$1,830.0	$2,887.1	$5,596.3
Gross gains	23.8	88.7	249.0
Gross losses	22.1	12.7	33.6

3.    Derivative Financial Instruments

The Company enters into the following types of derivatives:

Interest rate caps: The Company uses interest rate cap contracts to hedge the interest rate exposure arising from duration mismatches between assets and liabilities. Interest rate caps are also used to hedge interest rate exposure if rates rise above a specified level. Such increases in rates will require the Company to incur additional expenses. The future payout from the interest rate caps fund this increased exposure. The Company pays an upfront premium to purchase these caps. The Company utilizes these contracts in non-qualifying hedging relationships.

Interest rate swaps: Interest rate swaps are used by the Company primarily to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and/or liabilities. Interest rate swaps are also used to hedge the interest rate risk associated with the value of assets it owns or in an anticipation of acquiring them. Using interest rate swaps, the Company agrees with another party to exchange, at specified intervals, the difference between fixed rate and floating rate interest payments, calculated by reference to an agreed upon notional principal amount. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made to/from the counterparty at each due date. The Company utilizes these contracts in qualifying hedging relationships as well as non-qualifying hedging relationships.

Foreign exchange swaps: The Company uses foreign exchange or currency swaps to reduce the risk of change in the value, yield or cash flows associated with certain foreign denominated invested assets. Foreign exchange swaps represent contracts that require the exchange of foreign currency cash flows against U.S. dollar cash flows at regular periods, typically quarterly or semi-annually. The Company utilizes these contracts in qualifying hedging relationships as well as non-qualifying hedging relationships.

Credit default swaps: Credit default swaps are used to reduce credit loss exposure with respect to certain assets that the Company owns, or to assume credit exposure on certain assets that the Company does not own. Payments are made to or received from the counterparty at specified intervals. In the event of a default on the underlying credit exposure, the Company will either receive a payment (purchased credit protection) or will be required to make a payment (sold credit protection) equal to the par minus recovery value of the swap contract. The Company utilizes these contracts in non-qualifying hedging relationships.

C-38

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Forwards: The Company uses forward contracts to hedge certain invested assets against movement in interest rates, particularly mortgage rates. The Company uses To Be Announced mortgage-backed securities as an economic hedge against rate movements. The Company utilizes forward contracts in non-qualifying hedging relationships.

Futures: The Company uses futures contracts as a hedge against an increase in certain equity indices. Such increases may result in increased payments to the holders of the FIA contracts. The Company enters into exchange traded futures with regulated futures commissions that are members of the exchange. The Company also posts initial and variation margin with the exchange on a daily basis. The Company utilizes exchange-traded futures in non-qualifying hedging relationships.

Swaptions: A swaption is an option to enter into a swap with a forward starting effective date. The Company uses swaptions to hedge the interest rate exposure associated with the minimum crediting rate and book value guarantees embedded in the retirement products that the Company offers. Increases in interest rates will generate losses on assets that are backing such liabilities. In certain instances, the Company locks in the economic impact of existing purchased swaptions by entering into offsetting written swaptions. The Company pays a premium when it purchases the swaption. The Company utilizes these contracts in non-qualifying hedging relationships.

Managed custody guarantees ("MCG"): The Company issues certain credited rate guarantees on externally managed variable bond funds that represent stand-alone derivatives. The market value is partially determined by, among other things, levels of or changes in interest rates, prepayment rates and credit ratings/spreads.

Embedded derivatives: The Company also invests in certain fixed maturity instruments and has issued certain annuity products that contain embedded derivatives whose market value is at least partially determined by, among other things, levels of or changes in domestic and/or foreign interest rates (short-term or long-term), exchange rates, prepayment rates, equity rates, or credit ratings/spreads. In addition, the Company has entered into a reinsurance agreement, accounted for under the deposit method, which contains an embedded derivative whose fair value is based on the change in the fair value of the underlying assets held in trust. The embedded derivatives for certain fixed maturity instruments, certain annuity products and coinsurance with funds withheld arrangements are reported with the host contract in investments, in Future policy benefits and contract owner account balances and Other liabilities, respectively, on the Consolidated Balance Sheets. Changes in the fair value of embedded derivatives within fixed maturity investments and within annuity products are recorded in Other net realized capital gains (losses) in the Consolidated Statements of Operations. Changes in fair value of embedded derivatives with reinsurance agreements are reported in Interest credited and other policyholder benefit to contract owners/policyholders in the Consolidated Statements of Operations.

The Company's use of derivatives is limited mainly to economic hedging to reduce the Company's exposure to cash flow variability of assets and liabilities, interest rate risk, credit risk, exchange rate risk and market risk. It is the Company's policy not to offset amounts recognized for derivative instruments and amounts recognized for the right to reclaim cash collateral or the obligation to return cash collateral arising from derivative instruments executed with the same counterparty under a master netting arrangement, which provides the Company with the legal right of offset.

C-39

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The notional amounts and fair values of derivatives were as follows as of the dates indicated:

	December 31,
	2013				2012
	Notional Amount	Asset Fair Value		Liability Fair Value	Notional Amount	Asset Fair Value	Liability Fair Value
Derivatives: Qualifying for hedge accounting(1)
Cash flow hedges:
Interest rate contracts	$763.3	$81.0		$0.2	$1,000.0	$215.4	$—
Foreign exchange contracts	51.2	2.2		0.6	—	—	—
Derivatives: Non-qualifying for hedge accounting(1)
Interest rate contracts(2)	21,442.7	367.6		206.2	18,131.1	292.9	328.5
Foreign exchange contracts	145.9	5.5		9.6	161.6	0.4	18.3
Equity contracts	9.1	—	*	—	14.5	0.4	—
Credit contracts	384.0	8.1		—	347.5	3.6	—
Managed custody guarantees	N/A	—		—	N/A	—	—
Embedded derivatives:
Within fixed maturity investments	N/A	29.0		—	N/A	53.7	—
Within annuity products	N/A	—		23.1	N/A	—	122.4
Within reinsurance agreements	N/A	—		(54.0)	N/A	—	—
Total		$493.4		$185.7		$566.4	$469.2
* Less than $0.1

(1)	Open derivative contracts are reported as Derivatives assets or liabilities on the Consolidated Balance Sheets at fair value.

(2)
As of December 31, 2013, includes a notional amount, asset fair value and liability fair value for interest rate caps of $11.8 billion, $162.5 and $29.7, respectively. As of December 31, 2012, includes a notional amount, asset fair value and liability fair value for interest rate caps of $4.5 billion, $17.7 and $0.6, respectively.

N/A - Not Applicable

Based on the notional amounts, a substantial portion of the Company’s derivative positions was not designated or did not qualify as part of a hedging relationship as of December 31, 2013 and 2012. The Company utilizes derivative contracts mainly to hedge exposure to variability in cash flows, interest rate risk, credit risk, foreign exchange risk and equity market risk. The majority of derivatives used by the Company are designated as product hedges, which hedge the exposure arising from insurance liabilities or guarantees embedded in the contracts the Company offers through various product lines. These derivatives do not qualify for hedge accounting as they do not meet the criteria of being “highly effective” as outlined in ASC Topic 815, but do provide an economic hedge, which is in line with the Company’s risk management objectives. The Company also uses derivatives contracts to hedge its exposure to various risks associated with the investment portfolio. The Company does not seek hedge accounting treatment for certain of these derivatives as they generally do not qualify for hedge accounting due to the criteria required under the portfolio hedging rules outlined in ASC Topic 815. The Company also uses credit default swaps coupled with other investments in order to produce the investment characteristics of otherwise permissible investments which do not qualify as effective accounting hedges under ASC Topic 815.

C-40

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The maximum length of time over which the Company is hedging its exposure to the variability in future cash flows for forecasted transactions is through the fourth quarter of 2016.

Although the Company has not elected to net its derivative exposures, the notional amounts and fair values of OTC and cleared derivatives excluding exchange traded contracts and forward contracts (To Be Announced mortgage-backed securities) are presented in the tables below as of the dates indicated:

	December 31, 2013
	Notional Amount	Assets Fair Value	Liability Fair Value
Credit contracts	$384.0	$8.1	$—
Equity contracts	—	—	—
Foreign exchange contracts	197.1	7.7	10.2
Interest rate contracts	22,206.0	448.6	206.4
		$464.4	$216.6

Counterparty netting(1)		$(201.3)	$(201.3)
Cash collateral netting(1)		(134.0)	(5.4)
Securities collateral netting(1)		(15.9)	(4.8)
Net receivables/payables		$113.2	$5.1
(1)Represents the netting of receivable balances with payable balances, net of collateral, for the same counterparty under eligible netting rules.

	December 31, 2012
	Notional Amount	Assets Fair Value	Liability Fair Value
Credit contracts	$347.5	$3.6	$—
Equity contracts	—	—	—
Foreign exchange contracts	161.6	0.4	18.3
Interest rate contracts	19,131.1	508.3	328.5
		$512.3	$346.8

Counterparty netting(1)		$(291.4)	$(291.4)
Cash collateral netting(1)		(167.1)	—
Securities collateral netting(1)		(3.1)	(35.8)
Net receivables/payables		$50.7	$19.6
(1)Represents the netting of receivable balances with payable balances, net of collateral, for the same counterparty under eligible netting rules.

Collateral

Under the terms of the Company's Over-The-Counter ("OTC") Derivative International Swaps and Derivatives Association, Inc. ("ISDA") agreements, the Company may receive from, or deliver to, counterparties, collateral to assure that all terms of the ISDA agreements will be met with regard to the Credit Support Annex ("CSA"). The terms of the CSA call for the Company to pay interest on any cash received equal to the Federal Funds rate. To the extent cash collateral is received and delivered, it is included in Payables under securities loan agreements, including collateral held and Short-term investments under securities loan agreements, including collateral delivered, respectively, on the Consolidated Balance Sheets and is reinvested in short-term investments. Collateral held is used in accordance with the CSA to satisfy any obligations. Investment grade bonds owned by the Company are the source of noncash collateral posted, which is reported in Securities pledged on the Consolidated Balance Sheets. As of December 31, 2013, the Company held $127.4 and $1.2 of net cash collateral related to OTC derivative contracts and cleared derivative contracts, respectively. As of December 31, 2012, the Company held $167.0 of net cash collateral related to OTC

C-41

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

derivative contracts. In addition, as of December 31, 2013 and 2012, the Company delivered securities as collateral of $42.5 and $39.5, respectively.

Net realized gains (losses) on derivatives were as follows for the periods indicated:

	Year Ended December 31,
	2013	2012	2011
Derivatives: Qualifying for hedge accounting(1)
Cash flow hedges:
Interest rate contracts	$0.2	$—	$—
Foreign exchange contracts	0.1	—	—
Derivatives: Non-qualifying for hedge accounting(2)
Interest rate contracts	(92.8)	(18.9)	(58.3)
Foreign exchange contracts	10.0	6.9	(0.7)
Equity contracts	3.4	2.0	(0.5)
Credit contracts	7.0	11.3	(4.8)
Managed custody guarantees	0.2	1.1	1.1
Embedded derivatives:
Within fixed maturity investments(2)	(24.7)	(5.5)	4.9
Within annuity products(2)	105.3	119.3	(217.2)
Within reinsurance agreements(3)	54.0	—	—
Total	$62.7	$116.2	$(275.5)
(1) Changes in value for effective fair value hedges are recorded in Other net realized capital gains (losses) in the Consolidated Statements of Operations. Changes in fair value upon disposal for effective cash flow hedges are amortized through Net investment income and the ineffective portion is recorded in the Other net realized capital gains (losses) in the Consolidated Statements of Operations. For the years ended December 31, 2013, 2012 and 2011, ineffective amounts were immaterial.
(2) Changes in value are included in Other net realized capital gains (losses) in the Consolidated Statements of Operations.
(3) Changes in value are included in Interest credited and other benefits to contract owners/policyholders in the Consolidated Statements of Operations.

Credit Default Swaps

The Company has entered into various credit default swaps. When credit default swaps are sold, the Company assumes credit exposure to certain assets that it does not own. Credit default swaps may also be purchased to reduce credit exposure in the Company’s portfolio. Credit default swaps involve a transfer of credit risk from one party to another in exchange for periodic payments. The Company has ISDA agreements with each counterparty with which it conducts business and tracks the collateral positions for each counterparty. To the extent cash collateral is received, it is included in Payables under securities loan agreements, including collateral held, on the Consolidated Balance Sheets and is reinvested in short-term investments. Collateral held is used in accordance with the CSA to satisfy any obligations. Investment grade bonds owned by the Company are the source of noncash collateral posted, which is reported in Securities pledged on the Consolidated Balance Sheets. As of December 31, 2013, the fair value of credit default swaps of $8.1 were included in Derivatives assets and there were no Derivatives liabilities on the Consolidated Balance Sheets. As of December 31, 2012, the fair value of credit default swaps of $3.6 were included in Derivatives assets and there were no credit default swaps included in Derivatives liabilities, on the Consolidated Balance Sheets. As of December 31, 2013 and 2012, the maximum potential future exposure to the Company was $384.0 and $329.0 in credit default swaps. These instruments are typically written for a maturity period of five years and contain no recourse provisions. If the Company's current debt and claims paying ratings were downgraded in the future, the terms in the Company's derivative agreements may be triggered, which could negatively impact overall liquidity.

C-42

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

4.    Fair Value Measurements

Fair Value Measurement

The Company categorizes its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique, pursuant to the Fair Value Measurements and disclosures of the ASC Topic 820. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument. Financial assets and liabilities recorded at fair value on the Consolidated Balance Sheets are categorized as follows:

•
Level 1 - Unadjusted quoted prices for identical assets or liabilities in an active market. The Company defines an active market as a market in which transactions take place with sufficient frequency and volume to provide pricing information on an ongoing basis.

•
Level 2 - Quoted prices in markets that are not active or valuation techniques that require inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:

a) Quoted prices for similar assets or liabilities in active markets;
b) Quoted prices for identical or similar assets or liabilities in non-active markets;
c) Inputs other than quoted market prices that are observable; and
d) Inputs that are derived principally from or corroborated by observable market data through correlation or other means.

•
Level 3 - Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. These valuations, whether derived internally or obtained from a third party, use critical assumptions that are not widely available to estimate market participant expectations in valuing the asset or liability.

When available, the estimated fair value of financial instruments is based on quoted prices in active markets that are readily and regularly obtainable. When quoted prices in active markets are not available, the determination of estimated fair value is based on market standard valuation methodologies, including discounted cash flow methodologies, matrix pricing, or other similar techniques.

C-43

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The following table presents the Company's hierarchy for its assets and liabilities measured at fair value on a recurring basis as of December 31, 2013:

	Level 1		Level 2	Level 3	Total
Assets:
Fixed maturities, including securities pledged:
U.S. Treasuries	$618.8		$51.3	$—	$670.1
U.S. Government agencies and authorities	—		237.0	5.1	242.1
U.S. corporate, state and municipalities	—		10,605.9	145.3	10,751.2
Foreign(1)	—		5,727.8	42.8	5,770.6
Residential mortgage-backed securities	—		2,076.0	23.7	2,099.7
Commercial mortgage-backed securities	—		691.7	—	691.7
Other asset-backed securities	—		462.7	17.7	480.4
Total fixed maturities, including securities pledged	618.8		19,852.4	234.6	20,705.8
Equity securities, available-for-sale	99.0		—	35.9	134.9
Derivatives:
Interest rate contracts	—		448.6	—	448.6
Foreign exchange contracts	—		7.7	—	7.7
Equity contracts	—	*	—	—	—	*
Credit contracts	—		8.1	—	8.1
Cash and cash equivalents, short-term investments and short-term investments under securities loan agreements	529.7		—	—	529.7
Assets held in separate accounts	54,715.3		5,376.5	13.1	60,104.9
Total assets	$55,962.8		$25,693.3	$283.6	$81,939.7

Liabilities:
Derivatives:
Annuity product guarantees:
FIA	$—		$—	$23.1	$23.1
Stabilizer and MCGs	—		—	—	—
Other derivatives:
Interest rate contracts	—		206.4	—	206.4
Foreign exchange contracts	—		10.2	—	10.2
Embedded derivative on reinsurance	—		(54.0)	—	(54.0)
Total liabilities	$—		$162.6	$23.1	$185.7
* Less than $0.1.
(1) Primarily U.S. dollar denominated.

C-44

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The following table presents the Company's hierarchy for its assets and liabilities measured at fair value on a recurring basis as of December 31, 2012:

	Level 1	Level 2	Level 3	Total
Assets:
Fixed maturities, including securities pledged:
U.S. Treasuries	$1,093.4	$53.2	$—	$1,146.6
U.S. Government agencies and authorities	—	397.0	—	397.0
U.S. corporate, state and municipalities	—	10,512.8	154.6	10,667.4
Foreign(1)	—	5,527.4	24.6	5,552.0
Residential mortgage-backed securities	—	2,348.4	9.1	2,357.5
Commercial mortgage-backed securities	—	839.1	—	839.1
Other asset-backed securities	—	462.4	33.2	495.6
Total fixed maturities, including securities pledged	1,093.4	20,140.3	221.5	21,455.2
Equity securities, available-for-sale	125.8	—	17.0	142.8
Derivatives:
Interest rate contracts	—	508.3	—	508.3
Foreign exchange contracts	—	0.4	—	0.4
Equity contracts	0.4	—	—	0.4
Credit contracts	—	3.6	—	3.6
Cash and cash equivalents, short-term investments and short-term investments under securities loan agreements	1,229.3	—	—	1,229.3
Assets held in separate accounts	47,916.5	5,722.5	16.3	53,655.3
Total assets	$50,365.4	$26,375.1	$254.8	$76,995.3

Liabilities:
Derivatives:
Annuity product guarantees:
FIA	$—	$—	$20.4	$20.4
Stabilizer and MCGs	—	—	102.0	102.0
Other derivatives:
Interest rate contracts	0.7	327.8	—	328.5
Foreign exchange contracts	—	18.3	—	18.3
Embedded derivative on reinsurance	—	—	—	—
Total liabilities	$0.7	$346.1	$122.4	$469.2
(1) Primarily U.S. dollar denominated.

Valuation of Financial Assets and Liabilities at Fair Value

Certain assets and liabilities are measured at estimated fair value on the Company's Consolidated Balance Sheets. The Company defines fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The exit price and the transaction (or entry) price will be the same at initial recognition in many circumstances. However, in certain cases, the transaction price may not represent fair value. The fair value of a liability is based on the amount that would be paid to transfer a liability to a third-party with an equal credit standing. Fair value is required to be a market-based measurement that is determined based on a hypothetical transaction at the measurement date, from a market participant's perspective. The Company considers three broad valuation techniques when a quoted price is unavailable: (i) the market approach, (ii) the income

C-45

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

approach and (iii) the cost approach. The Company determines the most appropriate valuation technique to use, given the instrument being measured and the availability of sufficient inputs. The Company prioritizes the inputs to fair valuation techniques and allows for the use of unobservable inputs to the extent that observable inputs are not available.

The Company utilizes a number of valuation methodologies to determine the fair values of its financial assets and liabilities in conformity with the concepts of "exit price" and the fair value hierarchy as prescribed in ASC Topic 820. Valuations are obtained from third party commercial pricing services, brokers and industry-standard, vendor-provided software that models the value based on market observable inputs. The valuations obtained from third-party commercial pricing services are non-binding. The Company reviews the assumptions and inputs used by third-party commercial pricing services for each reporting period in order to determine an appropriate fair value hierarchy level. The documentation and analysis obtained from third-party commercial pricing services are reviewed by the Company, including in-depth validation procedures confirming the observability of inputs. The valuations are reviewed and validated monthly through the internal valuation committee price variance review, comparisons to internal pricing models, back testing to recent trades, or monitoring of trading volumes.

The following valuation methods and assumptions were used by the Company in estimating the reported values for the investments and derivatives described below:

Fixed maturities: The fair values for the actively traded marketable bonds are determined based upon the quoted market prices and are classified as Level 1 assets.  Assets in this category would primarily include certain U.S. Treasury securities. The fair values for marketable bonds without an active market are obtained through several commercial pricing services which provide the estimated fair values and are classified as Level 2 assets. These services incorporate a variety of market observable information in their valuation techniques, including benchmark yields, broker-dealer quotes, credit quality, issuer spreads, bids, offers and other reference data. This category includes U.S. and foreign corporate bonds, ABS, U.S. agency and government guaranteed securities, CMBS and RMBS, including certain CMO assets.

Generally, the Company does not obtain more than one vendor price from pricing services per instrument. The Company uses a hierarchy process in which prices are obtained from a primary vendor and, if that vendor is unable to provide the price, the next vendor in the hierarchy is contacted until a price is obtained or it is determined that a price cannot be obtained from a commercial pricing service. When a price cannot be obtained from a commercial pricing service, independent broker quotes are solicited.  Securities priced using independent broker quotes are classified as Level 3.

Broker quotes and prices obtained from pricing services are reviewed and validated through an internal valuation committee price variance review, comparisons to internal pricing models, back testing to recent trades, or monitoring of trading volumes. As of December 31, 2013, $190.5 and $15.9 billion of a total fair value of $20.7 billion in fixed maturities, including securities pledged, were valued using unadjusted broker quotes and unadjusted prices obtained from pricing services, respectively and verified through the review process. The remaining balance in fixed maturities consisted primarily of privately placed bonds valued using a matrix-based pricing. As of December 31, 2012, $175.5 and $16.7 billion of a total fair value of $21.5 billion in fixed maturities, including securities pledged, were valued using unadjusted broker quotes and unadjusted prices obtained from pricing services, respectively, and verified through the review process. The remaining balance in fixed maturities consisted primarily of privately placed bonds valued using a matrix-based pricing.

All prices and broker quotes obtained go through the review process described above including valuations for which only one broker quote is obtained.  After review, for those instruments where the price is determined to be appropriate, the unadjusted price provided is used for financial statement valuation. If it is determined that the price is questionable, another price may be requested from a different vendor. The internal valuation committee then reviews all prices for the instrument again, along with information from the review, to determine which price best represents "exit price" for the instrument.

Fair values of privately placed bonds are determined primarily using a matrix-based pricing model and are generally classified as Level 2 assets.  The model considers the current level of risk-free interest rates, current corporate spreads, the credit quality of the issuer and cash flow characteristics of the security.  Also considered are factors such as the net worth of the borrower, the value of collateral, the capital structure of the borrower, the presence of guarantees and the Company's evaluation of the borrower's ability to compete in its relevant market.  Using this data, the model generates estimated market values which the Company considers reflective of the fair value of each privately placed bond.

C-46

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Equity securities, available-for-sale: Fair values of publicly traded equity securities are based upon quoted market price and are classified as Level 1 assets. Other equity securities, typically private equities or equity securities not traded on an exchange, are valued by other sources such as analytics or brokers and are classified as Level 2 or Level 3 assets.

Derivatives: Derivatives are carried at fair value, which is determined using the Company's derivative accounting system in conjunction with observable key financial data from third party sources, such as yield curves, exchange rates, S&P 500 Index prices, London Interbank Offered Rates ("LIBOR") and Overnight Index Swap ("OIS") rates. In June 2012, the Company began using OIS rather than LIBOR for valuations of collateralized interest rate derivatives, which are obtained from third-party sources. For those derivatives that are unable to be valued by the accounting system, the Company typically utilizes values established by third-party brokers. Counterparty credit risk is considered and incorporated in the Company's valuation process through counterparty credit rating requirements and monitoring of overall exposure.  It is the Company's policy to transact only with investment grade counterparties with a credit rating of A- or better. The Company's nonperformance risk is also considered and incorporated in the Company's valuation process. Valuations for the Company's futures and interest rate forward contracts are based on unadjusted quoted prices from an active exchange and, therefore, are classified as Level 1. The Company also has certain credit default swaps and options that are priced using models that primarily use market observable inputs, but contain inputs that are not observable to market participants, which have been classified as Level 3.  However, all other derivative instruments are valued based on market observable inputs and are classified as Level 2.

Cash and cash equivalents, Short-term investments and Short-term investments under securities loan agreement: The carrying amounts for cash reflect the assets' fair values. The fair values for cash equivalents and most short-term investments are determined based on quoted market prices. These assets are classified as Level 1. Other short-term investments are valued and classified in the fair value hierarchy consistent with the policies described herein, depending on investment type.

Assets held in separate accounts: Assets held in separate accounts are reported at the quoted fair values of the underlying investments in the separate accounts.  The underlying investments include mutual funds, short-term investments and cash, the valuations of which are based upon a quoted market price and are included in Level 1.  Fixed maturity valuations are obtained from third-party commercial pricing services and brokers and are classified in the fair value hierarchy consistent with the policy described above for fixed maturities.

Product guarantees: The Company records an embedded derivative liability for its FIA contracts for interest payments to contract holders above the minimum guaranteed contract value. The guarantee is treated as an embedded derivative and is required to be accounted for separately from the host contract. The fair value of the obligation is calculated based on actuarial and capital market assumptions related to the projected cash flows, including benefits and related contract charges, over the anticipated life of the related contracts. The cash flow estimates are produced by market implied assumptions. These derivatives are classified as Level 3 liabilities in the fair value hierarchy.

The Company records reserves for Stabilizer and MCG contracts containing guaranteed credited rates. The guarantee is treated as an embedded derivative or a stand-alone derivative (depending on the underlying product) and is required to be reported at fair value. The estimated fair value is determined based on the present value of projected future claims, minus the present value of future guaranteed premiums. At inception of the contract, the Company projects a guaranteed premium to be equal to the present value of the projected future claims. The income associated with the contracts is projected using relevant actuarial and capital market assumptions, including benefits and related contract charges, over the anticipated life of the related contracts. The cash flow estimates are produced by using stochastic techniques under a variety of risk neutral scenarios and other market implied assumptions. These derivatives are classified as Level 3 liabilities.

The discount rate used to determine the fair value of the embedded derivatives and stand-alone derivative associated with the Company's product guarantees includes an adjustment for nonperformance risk. Through June 30, 2012, the Company's nonperformance risk adjustment was based on the credit default swap spreads of ING Insurance, the Company's indirect parent company, with similar term to maturity and priority of payment. The ING Insurance credit default spread was applied to the risk-free swap curve in the Company's valuation models for these product guarantees. As a result of the availability of ING U.S., Inc.'s market observable data following the issuance of its long-term debt on July 13, 2012, the Company changed its estimate of nonperformance risk to incorporate a blend of observable, similarly rated peer company credit default swap spreads, adjusted to reflect the Company's own credit quality as well as an adjustment to reflect the priority of policyholder claims.

C-47

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The Company's valuation actuaries are responsible for the policies and procedures for valuing the embedded derivatives, reflecting the capital markets and actuarial valuation inputs and nonperformance risk in the estimate of the fair value of the embedded derivatives. The actuarial and capital market assumptions for each liability are approved by each product's Chief Risk Officer ("CRO"), including an independent annual review by the U.S. CRO. Models used to value the embedded derivatives must comply with the Company's governance policies.

Quarterly, an attribution analysis is performed to quantify changes in fair value measurements and a sensitivity analysis is used to analyze the changes. The changes in fair value measurements are also compared to corresponding movements in the hedge target to assess the validity of the attributions. The results of the attribution analysis are reviewed by the valuation actuaries, responsible CFOs, Controllers, CROs and/or others as nominated by management.

Embedded derivative on reinsurance: The carrying value of the embedded derivative is estimated based upon the change in the fair value of the assets supporting the funds withheld under the reinsurance agreement, accounted for under the deposit method. As the fair value of the assets held in trust is based on a quoted market price (Level 1), the fair value of the embedded derivative is based on market observable inputs and is classified as Level 2.

Transfers in and out of Level 1 and 2

There were no securities transferred between Level 1 and Level 2 for the years ended December 31, 2013 and 2012. The Company's policy is to recognize transfers in and transfers out as of the beginning of the reporting period.

Level 3 Financial Instruments

The fair values of certain assets and liabilities are determined using prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement (i.e., Level 3 as defined by ASC Topic 820), including but not limited to liquidity spreads for investments within markets deemed not currently active. These valuations, whether derived internally or obtained from a third party, use critical assumptions that are not widely available to estimate market participant expectations in valuing the asset or liability. In addition, the Company has determined, for certain financial instruments, an active market is such a significant input to determine fair value that the presence of an inactive market may lead to classification in Level 3. In light of the methodologies employed to obtain the fair values of financial assets and liabilities classified as Level 3, additional information is presented below.

C-48

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The following table summarizes the change in fair value of the Company's Level 3 assets and liabilities and transfers in and out of Level 3 for the year ended December 31, 2013:

	Fair Value as of January 1		Total Realized/Unrealized Gains (Losses) Included in:			Purchases		Issuances	Sales		Settlements		Transfers in to Level 3(2)	Transfers out of Level 3(2)		Fair Value as of December 31		Change in Unrealized Gains (Losses) Included in Earnings(3)
			Net Income		OCI
Fixed maturities, including securities pledged:
U.S. Government agencies and authorities	$—		$—		$—	$5.1		$—	$—		$—		$—	$—		$5.1		$—
U.S. corporate, state and municipalities	154.6		(0.3)		0.4	—	*	—	(6.0)		(4.3)		0.9	—		145.3		(0.3)
Foreign	24.6		—	*	1.3	22.2		—	(1.9)		(10.7)		7.3	—	*	42.8		—	*
Residential mortgage-backed securities	9.1		(2.0)		(0.3)	17.5		—	—		—		—	(0.6)		23.7		(2.0)
Other asset-backed securities	33.2		2.3		(0.7)	—		—	(2.8)		(9.9)		—	(4.4)		17.7		0.9
Total fixed maturities, including securities pledged	221.5		—	*	0.7	44.8		—	(10.7)		(24.9)		8.2	(5.0)		234.6		(1.4)

Equity securities, available-for-sale	17.0		(0.3)		1.4	—		—	—	*	—	*	34.5	(16.7)		35.9		—
Derivatives:
Product guarantees:
Stabilizer and MCGs(1)	(102.0)		108.2		—	(6.2)		—	—		—		—	—		—		—
FIA(1)	(20.4)		(2.7)		—	—		—	—		—		—	—		(23.1)		—
Other derivatives, net	—	*	—		—	—		—	—		—		—	—		—	*	—
Assets held in separate accounts(4)	16.3		0.1		—	16.0		—	(11.6)		—		2.2	(9.9)		13.1		—
* Less than $0.1
(1) All gains and losses on Level 3 liabilities are classified as realized gains (losses) for the purpose of this disclosure because it is impracticable to track realized and unrealized gains (losses) separately on a contract-by-contract basis. These amounts are included in Other net realized capital gains (losses) in the Consolidated Statements of Operations.
(2) The Company's policy is to recognize transfers in and transfers out as of the beginning of the reporting period.
(3) For financial instruments still held as of December 31, amounts are included in Net investment income and Total net realized capital gains (losses) in the Consolidated Statements of Operations.
(4) The investment income and realized gains (losses) and change in unrealized gains (losses) included in net income (loss) for separate account assets are offset by an equal amount for separate account liabilities, which result in a net zero impact on net income (loss) for the Company.

C-49

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The following table summarizes the change in fair value of the Company's Level 3 assets and liabilities and transfers in and out of Level 3 for the year ended December 31, 2012:

	Fair Value as of January 1	Total Realized/Unrealized Gains (Losses) Included in:		Purchases	Issuances	Sales	Settlements	Transfers in to Level 3(2)	Transfers out of Level 3(2)	Fair Value as of December 31	Change in Unrealized Gains (Losses) Included in Earnings(3)
		Net Income	OCI
Fixed maturities, including securities pledged:
U.S. Government agencies and authorities	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
U.S. corporate, state and municipalities	129.1	(0.3)	(1.4)	0.4	—	—	(7.9)	38.3	(3.6)	154.6	(0.4)
Foreign	51.1	0.9	(4.2)	—	—	(5.7)	(12.5)	20.7	(25.7)	24.6	—
Residential mortgage-backed securities	41.0	0.7	2.7	2.3	—	(6.0)	—	—	(31.6)	9.1	(0.1)
Other asset-backed securities	27.7	1.1	2.5	—	—	—	(1.9)	3.8	—	33.2	0.8
Total fixed maturities, including securities pledged	248.9	2.4	(0.4)	2.7	—	(11.7)	(22.3)	62.8	(60.9)	221.5	0.3

Equity securities, available-for-sale	19.0	(0.2)	(0.2)	0.8	—	(2.4)	—	0.3	(0.3)	17.0	(0.5)
Derivatives:
Product guarantees:
Stabilizer and MCGs(1)	(221.0)	124.5	—	(5.5)	—	—	—	—	—	(102.0)	—
FIA(1)	(16.3)	(4.1)	—	—	—	—	—	—	—	(20.4)	—
Other derivatives, net	(12.6)	(1.8)	—	—	—	—	14.4	—	—	—	—
Assets held in separate accounts(4)	16.1	0.3	—	16.3	—	(8.3)	—	—	(8.1)	16.3	0.6
(1) All gains and losses on Level 3 liabilities are classified as realized gains (losses) for the purpose of this disclosure because it is impracticable to track realized and unrealized gains (losses) separately on a contract-by-contract basis. These amounts are included in Other net realized capital gains (losses) in the Consolidated Statements of Operations.
(2) The Company's policy is to recognize transfers in and transfers out as of the beginning of the reporting period.
(3) For financial instruments still held as of December 31, amounts are included in Net investment income and Total net realized capital gains (losses) in the Consolidated Statements of Operations.
(4) The investment income and realized gains (losses) and change in unrealized gains (losses) included in net income (loss) for separate account assets are offset by an equal amount for separate account liabilities, which result in a net zero impact on net income (loss) for the Company.

C-50

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

For the years ended December 31, 2013 and 2012, the transfers in and out of Level 3 for fixed maturities including securities pledged, equity securities and separate accounts were due to the variation in inputs relied upon for valuation each quarter. Securities that are primarily valued using independent broker quotes when prices are not available from one of the commercial pricing services are reflected as transfers into Level 3. When securities are valued using more widely available information, the securities are transferred out of Level 3 and into Level 1 or 2, as appropriate.

Significant Unobservable Inputs

Quantitative information about the significant unobservable inputs used in the Company's Level 3 fair value measurements of its annuity product guarantees is presented in the following sections and table.

The Company's Level 3 fair value measurements of its fixed maturities, equity securities available-for-sale and equity and credit derivative contracts are primarily based on broker quotes for which the quantitative detail of the unobservable inputs is neither provided nor reasonably corroborated, thus negating the ability to perform a sensitivity analysis. The Company performs a review of broker quotes by performing a monthly price variance comparison and back tests broker quotes to recent trade prices.

Significant unobservable inputs used in the fair value measurements of FIAs include nonperformance risk and lapses. Such inputs are monitored quarterly.

The significant unobservable inputs used in the fair value measurement of the Stabilizer embedded derivatives and MCG derivative are interest rate implied volatility, nonperformance risk, lapses and policyholder deposits. Such inputs are monitored quarterly.

Following is a description of selected inputs:

Interest Rate Volatility: A term-structure model is used to approximate implied volatility for the swap rates for the Stabilizer and MCG fair value measurements. Where no implied volatility is readily available in the market, an alternative approach is applied based on historical volatility.

Nonperformance Risk: For the estimate of the fair value of embedded derivatives associated with the Company's product guarantees, the Company uses a blend of observable, similarly rated peer company credit default swap spreads, adjusted to reflect the credit quality of the Company and the priority of policyholder claims.

Actuarial Assumptions: Management regularly reviews actuarial assumptions, which are based on the Company's experience and periodically reviewed against industry standards. Industry standards and Company experience may be limited on certain products.

C-51

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The following table presents the unobservable inputs for Level 3 fair value measurements as of December 31, 2013:

	Range(1)
Unobservable Input	FIA		Stabilizer / MCG
Interest rate implied volatility	—		0.2% to 8.0%
Nonperformance risk	-0.1% to 0.79%		-0.1% to 0.79%
Actuarial Assumptions:
Lapses	0% to 10%	(2)	0% to 55%	(3)
Policyholder Deposits(4)	—		0% to 60%	(3)
(1) Represents the range of reasonable assumptions that management has used in its fair value calculations.
(2) Lapse rates tend to be lower during the contractual surrender charge period and higher after the surrender charge period ends; the highest lapse rates occur in the year immediately after the end of the surrender charge period. The Company makes dynamic adjustments to lower the lapse rates for contracts that are more "in the money."
(3) Stabilizer contracts with recordkeeping agreements have different range of lapse and policyholder deposit assumptions from Stabilizer (Investment only) and MCG contracts as shown below:

	Percentage of Plans	Overall Range of Lapse Rates	Range of Lapse Rates for 85% of Plans	Overall Range of Policyholder Deposits	Range of Policyholder Deposits for 85% of Plans
Stabilizer (Investment Only) and MCG Contracts	88%	0-30%	0-15%	0-55%	0-15%
Stabilizer with Recordkeeping Agreements	12%	0-55%	0-25%	0-60%	0-30%
Aggregate of all plans	100%	0-55%	0-25%	0-60%	0-30%
(4) Measured as a percentage of assets under management or assets under administration.

The following table presents the unobservable inputs for Level 3 fair value measurements as of December 31, 2012:

	Range(1)
Unobservable Input	FIA		Stabilizer / MCG
Interest rate implied volatility	-		0.1% to 7.6%
Nonperformance risk	0.1% to 1.3%		0.1% to 1.3%
Actuarial Assumptions:
Lapses	0% - 10%	(2)	0% to 55%	(3)
Policyholder Deposits(4)	-		0% to 60%	(3)
(1) Represents the range of reasonable assumptions that management has used in its fair value calculations.
(2) Lapse rates tend to be lower during the contractual surrender charge period and higher after the surrender charge period ends; the highest lapse rates occur in the year immediately after the end of the surrender charge period. The Company makes dynamic adjustments to lower the lapse rates for contracts that are more "in the money."
(3) Stabilizer contracts with recordkeeping agreements have different range of lapse and policyholder deposit assumptions from Stabilizer (Investment only) and MCG contracts as shown below:

	Percentage of Plans	Overall Range of Lapse Rates	Range of Lapse Rates for 85% of Plans	Overall Range of Policyholder Deposits	Range of Policyholder Deposits for 85% of Plans
Stabilizer (Investment Only) and MCG Contracts	87%	0-30%	0-15%	0-55%	0-20%
Stabilizer with Recordkeeping Agreements	13%	0-55%	0-25%	0-60%	0-30%
Aggregate of all plans	100%	0-55%	0-25%	0-60%	0-30%
(4) Measured as a percentage of assets under management or assets under administration.

Generally, the following will cause an increase (decrease) in the FIA embedded derivative fair value liability:

•	A decrease (increase) in nonperformance risk

•	A decrease (increase) in lapses

C-52

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Generally, the following will cause an increase (decrease) in the derivative and embedded derivative fair value liabilities related to Stabilizer and MCG contracts:

•	An increase (decrease) in interest rate implied volatility

•	A decrease (increase) in nonperformance risk

•	A decrease (increase) in lapses

•	A decrease (increase) in policyholder deposits

The Company notes the following interrelationships:

•	Generally, an increase (decrease) in interest rate volatility will increase (decrease) lapses of Stabilizer and MCG contracts due to dynamic participant behavior.

Other Financial Instruments

The carrying values and estimated fair values of the Company's financial instruments as of the dates indicated:

	December 31,
	2013		2012
	Carrying Value	Fair Value	Carrying Value	Fair Value
Assets:
Fixed maturities, including securities pledged	$20,705.8	$20,705.8	$21,455.2	$21,455.2
Equity securities, available-for-sale	134.9	134.9	142.8	142.8
Mortgage loans on real estate	3,396.1	3,403.9	2,872.7	2,946.9
Policy loans	242.0	242.0	240.9	240.9
Limited partnerships/corporations	180.9	180.9	179.6	179.6
Cash, cash equivalents, short-term investments and short-term investments under securities loan agreements	529.7	529.7	1,229.3	1,229.3
Derivatives	464.4	464.4	512.7	512.7
Notes receivable from affiliates	175.0	186.4	175.0	194.3
Assets held in separate accounts	60,104.9	60,104.9	53,655.3	53,655.3
Liabilities:
Investment contract liabilities:
Funding agreements without fixed maturities and deferred annuities(1)	21,010.8	24,379.6	20,263.4	25,156.5
Supplementary contracts, immediate annuities and other	624.3	727.1	680.0	837.3
Derivatives:
Annuity product guarantees:
FIA	23.1	23.1	20.4	20.4
Stabilizer and MCGs	—	—	102.0	102.0
Other derivatives	216.6	216.6	346.8	346.8
Long-term debt	4.9	4.9	4.9	4.9
Embedded derivatives on reinsurance	(54.0)	(54.0)	—	—
(1) Certain amounts included in Funding agreements without fixed maturities and deferred annuities are also reflected within the Annuity product guarantees section of the table above.

C-53

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The following disclosures are made in accordance with the requirements of ASC Topic 825 which requires disclosure of fair value information about financial instruments, whether or not recognized at fair value on the Consolidated Balance Sheets, for which it is practicable to estimate that value. In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. In that regard, the derived fair value estimates, in many cases, could not be realized in immediate settlement of the instrument.

ASC Topic 825 excludes certain financial instruments, including insurance contracts and all nonfinancial instruments from its disclosure requirements.  Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

The following valuation methods and assumptions were used by the Company in estimating the fair value of the following financial instruments, which are not carried at fair value on the Consolidated Balance Sheets:

Mortgage loans on real estate: The fair values for mortgage loans on real estate are estimated on a monthly basis using discounted cash flow analyses and rates currently being offered in the marketplace for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations. Mortgage loans on real estate are classified as Level 3.

Policy loans: The fair value of policy loans approximates the carrying value of the loans.  Policy loans are collateralized by the cash surrender value of the associated insurance contracts and are classified as Level 2.

Limited partnerships/corporations: The fair value for these investments, primarily private equity fund of funds and hedge funds, is based on actual or estimated Net Asset Value ("NAV") information as provided by the investee and is classified as Level 3.

Notes receivable from affiliates: Estimated fair value of the Company's notes receivable from affiliates is determined primarily using a matrix-based pricing. The model considers the current level of risk-free interest rates, credit quality of the issuer and cash flow characteristics of the security model and is classified as Level 2.

Investment contract liabilities:

Funding agreements without a fixed maturity and deferred annuities: Fair value is estimated as the mean present value of stochastically modeled cash flows associated with the contract liabilities taking into account assumptions about contract holder behavior. The stochastic valuation scenario set is consistent with current market parameters and discount is taken using stochastically evolving risk-free rates in the scenarios plus an adjustment for nonperformance risk. Margins for non-financial risks associated with the contract liabilities are also included. These liabilities are classified as Level 3.

Supplementary contracts and immediate annuities: Fair value is estimated as the mean present value of the single deterministically modeled cash flows associated with the contract liabilities discounted using stochastically evolving short risk-free rates in the scenarios plus an adjustment for nonperformance risk. The valuation is consistent with current market parameters. Margins for non-financial risks associated with the contract liabilities are also included. These liabilities are classified as Level 3.

Long-term debt: Estimated fair value of the Company's notes to affiliates is based upon discounted future cash flows using a discount rate approximating the current market rate, incorporating nonperformance risk and is classified as Level 2.

Fair value estimates are made at a specific point in time, based on available market information and judgments about various financial instruments, such as estimates of timing and amounts of future cash flows. Such estimates do not reflect any premium or discount that could result from offering for sale at one time the Company's entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized capital gains (losses). In many cases, the fair value estimates cannot be substantiated by comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instruments. In evaluating the Company's management of interest rate, price and liquidity risks, the fair values of all assets and liabilities should be taken into consideration, not only those presented above.

C-54

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

5.    Deferred Policy Acquisition Costs and Value of Business Acquired

Activity within DAC and VOBA was as follows for the periods indicated:

	DAC	VOBA	Total
Balance at January 1, 2011	$307.6	$864.2	$1,171.8
Deferrals of commissions and expenses	79.8	8.5	88.3
Amortization:
Amortization	(71.5)	(125.1)	(196.6)
Interest accrued(1)	31.9	70.5	102.4
Net amortization included in the Consolidated Statements of Operations	(39.6)	(54.6)	(94.2)
Change in unrealized capital gains/losses on available-for-sale securities	(12.9)	(224.5)	(237.4)
Balance at December 31, 2011	334.9	593.6	928.5
Deferrals of commissions and expenses	79.1	8.1	87.2
Amortization:
Amortization	(72.1)	(152.6)	(224.7)
Interest accrued(1)	31.1	62.5	93.6
Net amortization included in the Consolidated Statements of Operations	(41.0)	(90.1)	(131.1)
Change in unrealized capital gains/losses on available-for-sale securities	(76.5)	(130.2)	(206.7)
Balance at December 31, 2012	296.5	381.4	677.9
Deferrals of commissions and expenses	71.3	7.2	78.5
Amortization:
Amortization	(69.7)	(83.6)	(153.3)
Interest accrued(1)	34.0	61.0	95.0
Net amortization included in the Consolidated Statements of Operations	(35.7)	(22.6)	(58.3)
Change in unrealized capital gains/losses on available-for-sale securities	144.1	330.6	474.7
Balance at December 31, 2013	$476.2	$696.6	$1,172.8

(1)	Interest accrued at the following rates for VOBA: 1.0% to 7.0% during 2013, 5.0% to 7.0% during 2012 and 5.0% to 7.0% during 2011.

The estimated amount of VOBA amortization expense, net of interest, is presented in the following table. Actual amortization incurred during these years may vary as assumptions are modified to incorporate actual results and/or changes in best estimates of future results.

Year	Amount
2014	$62.7
2015	52.5
2016	46.8
2017	42.6
2018	40.6

6.    Guaranteed Benefit Features

The Company calculates an additional liability for certain GMDBs and other minimum guarantees in order to recognize the expected value of these benefits in excess of the projected account balance over the accumulation period based on total expected assessments.

C-55

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The Company regularly evaluates estimates used to adjust the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised.

As of December 31, 2013, the account value for the separate account contracts with guaranteed minimum benefits was $38.0 billion. The additional liability recognized related to minimum guarantees was $7.1. As of December 31, 2012, the account value for the separate account contracts with guaranteed minimum benefits was $35.2 billion. The additional liability recognized related to minimum guarantees was $108.1.

The aggregate fair value of fixed income securities and equity securities, including mutual funds, supporting separate accounts with additional insurance benefits and minimum investment return guarantees as of December 31, 2013 and 2012 was $9.2 billion and $9.3 billion, respectively.

7.    Reinsurance

At December 31, 2013, the Company had reinsurance treaties with 6 unaffiliated reinsurers covering a significant portion of the mortality risks and guaranteed death benefits under its variable contracts.  As of December 31, 2013, the Company had one outstanding cession and a reinsurance treaty with its affiliate, Security Life of Denver International Limited ("SLDI"), to manage the reserve and capital requirements in connection with a portion of its deferred annuities business. The agreement is accounted for under the deposit method of accounting.

On October 1, 1998, the Company disposed of its individual life insurance business under an indemnity reinsurance arrangement with a subsidiary of Lincoln for $1.0 billion in cash.  Under the agreement, the Lincoln subsidiary contractually assumed from the Company certain policyholder liabilities and obligations, although the Company remains obligated to contract owners.  The Lincoln subsidiary established a trust to secure its obligations to the Company under the reinsurance agreement.

The Company assumed $25.0 of premium revenue from Aetna Life for the purchase and administration of a life contingent single premium variable payout annuity contract. In addition, the Company is also responsible for administering fixed annuity payments that are made to annuitants receiving variable payments. Reserves of $10.1 were maintained for this contract as of December 31, 2013 and 2012.

Reinsurance recoverable was comprised of the following as of the dates indicated:

	December 31,
	2013	2012
Claims recoverable from reinsurers	$2,016.7	$2,153.8
Reinsured amounts due to reinsurers	(0.4)	(0.3)
Other	0.3	0.2
Total	$2,016.6	$2,153.7

Premiums were reduced by the following amounts for reinsurance ceded for the periods indicated.

	Year Ended December 31,
	2013	2012	2011
Premiums:
Direct premiums	$37.4	$36.2	$34.0
Reinsurance assumed	0.1	—	0.1
Reinsurance ceded	(0.2)	(0.2)	(0.2)
Net premiums	$37.3	$36.0	$33.9

C-56

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

8.    Capital Contributions, Dividends and Statutory Information

Connecticut insurance law imposes restrictions on a Connecticut insurance company's ability to pay dividends to its parent. These restrictions are based in part on the prior year's statutory income and surplus. In general, dividends up to specified levels are considered ordinary and may be paid without prior approval. Dividends in larger amounts, or extraordinary dividends, are subject to approval by the Connecticut Insurance Commissioner.

Under Connecticut insurance law, an extraordinary dividend or distribution is defined as a dividend or distribution that, together with other dividends or distributions made within the preceding twelve months, exceeds the greater of (1) ten percent (10.0%) of ILIAC's earned statutory surplus at the prior year end or (2) ILIAC's prior year statutory net gain from operations. Connecticut law also prohibits a Connecticut insurer from declaring or paying a dividend except out of its earned surplus unless prior insurance regulatory approval is obtained.

During the year ended December 31, 2013, following receipt of required approval from the Connecticut Insurance Department (the "Department") and consummation of the IPO of ING U.S., Inc., ILIAC paid an extraordinary dividend of $174.0 to its Parent. In addition, on December 9, 2013, ILIAC paid an ordinary dividend of $90.0 to its Parent. During the year ended December 31, 2012, ILIAC paid an extraordinary distribution of $340.0 to its Parent. During the year ended December 31, 2011, ILIAC did not pay a dividend on its common stock or distribution of capital to its Parent. On December 16, 2013, October 15, 2012 and December 22, 2011, IFA paid a $60.0, $90.0 and $65.0 dividend, respectively, to ILIAC, its parent. During the year ended December 31, 2013, DSL did not pay any dividend to ILIAC. On December 21, 2012, DSL paid a $15.0 dividend to ILIAC, its parent. During the year ended December 31, 2011, DSL did not pay any dividend to ILIAC.

During the years ended December 31, 2013 and 2012, ILIAC did not receive any capital contributions from its Parent. During the year ended December 31, 2011, ILIAC received capital contributions of $201.0 in the aggregate from its Parent.

The Company is subject to minimum risk-based capital ("RBC") requirements established by the Department. The formulas for determining the amount of RBC specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital ("TAC"), as defined by the National Association of Insurance Commissioners ("NAIC"), to authorized control level RBC, as defined by the NAIC. The Company exceeded the minimum RBC requirements that would require any regulatory or corrective action for all periods presented herein.

The Company is required to prepare statutory financial statements in accordance with statutory accounting practices prescribed or permitted by the Department. Such statutory accounting practices primarily differ from U.S. GAAP by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities and contract owner account balances using different actuarial assumptions as well as valuing investments and certain assets and accounting for deferred taxes on a different basis. Certain assets that are not admitted under statutory accounting principles are charged directly to surplus. Depending on the regulations of the Department, the entire amount or a portion of an insurance company's asset balance can be non-admitted depending on specific rules regarding admissibility. The most significant non-admitted assets of the Company are typically deferred tax assets.

Statutory net income (loss) was $175.2, $261.6 and $194.4, for the years ended December 31, 2013, 2012 and 2011, respectively. Statutory capital and surplus was $2.0 billion and $1.9 billion as of December 31, 2013 and 2012, respectively.

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

9.    Accumulated Other Comprehensive Income (Loss)

Shareholder's equity included the following components of AOCI as of the dates indicated.

	December 31,
	2013	2012	2011
Fixed maturities, net of OTTI	$820.9	$2,190.9	$1,518.7
Equity securities, available-for-sale	15.5	13.5	13.1
Derivatives	133.0	215.2	173.7
DAC/VOBA and Sales inducements adjustments on available-for-sale securities	(335.3)	(810.6)	(603.6)
Premium deficiency reserve adjustment	(82.4)	(152.6)	(64.8)
Unrealized capital gains (losses), before tax	551.7	1,456.4	1,037.1
Deferred income tax asset (liability)	(66.1)	(444.6)	(302.3)
Unrealized capital gains (losses), after tax	485.6	1,011.8	734.8
Pension and other postretirement benefits liability, net of tax	9.8	11.2	12.7
AOCI	$495.4	$1,023.0	$747.5

C-58

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Changes in AOCI, including the reclassification adjustments recognized in the Consolidated Statements of Operations were as follows for the periods indicated:

	Year Ended December 31, 2013
	Before-Tax Amount		Income Tax		After-Tax Amount
Available-for-sale securities:
Fixed maturities	$(1,372.1)		$542.1	(4)	$(830.0)
Equity securities	2.0		(0.7)		1.3
Other	—		—		—
OTTI	2.7		(0.9)		1.8
Adjustments for amounts recognized in Net realized capital gains (losses) in the Consolidated Statements of Operations	(0.6)		0.2		(0.4)
DAC/VOBA and Sales inducements	475.3	(1)	(166.4)		308.9
Premium deficiency reserve adjustment	70.2		(24.6)		45.6
Change in unrealized gains/losses on available-for-sale securities	(822.5)		349.7		(472.8)

Derivatives:
Derivatives	(79.5)	(2)	27.9		(51.6)
Adjustments related to effective cash flow hedges for amounts recognized in Net investment income in the Consolidated Statements of Operations	(2.7)		0.9		(1.8)
Change in unrealized gains/losses on derivatives	(82.2)		28.8		(53.4)

Pension and other postretirement benefits liability:
Amortization of prior service cost recognized in Operating expenses in the Consolidated Statements of Operations	(2.2)	(3)	0.8		(1.4)
Change in pension and other postretirement benefits liability	(2.2)		0.8		(1.4)
Change in Other comprehensive income (loss)	$(906.9)		$379.3		$(527.6)
(1) See "Note 5. Deferred Policy Acquisition Costs and Value of Business Acquired" for additional information.
(2) See "Note 3. Derivative Financial Instruments" for additional information.
(3) See "Note 11. Benefit Plans" for amounts reported in Net Periodic (Benefit) Costs.
(4) Amount includes $67.6 valuation allowance. See "Note 10. Income Taxes" for additional information.

C-59

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

	Year Ended December 31, 2012
	Before-Tax Amount		Income Tax	After-Tax Amount
Available-for-sale securities:
Fixed maturities	$727.7		$(250.3)	$477.4
Equity securities	0.4		(0.1)	0.3
Other	—		—	—
OTTI	10.6		(3.7)	6.9
Adjustments for amounts recognized in Net realized capital gains (losses) in the Consolidated Statements of Operations	(66.1)		23.1	(43.0)
DAC/VOBA and Sales inducements	(207.0)	(1)	72.5	(134.5)
Premium deficiency reserve adjustment	(87.8)		30.7	(57.1)
Change in unrealized gains/losses on available-for-sale securities	377.8		(127.8)	250.0

Derivatives:
Derivatives	41.5	(2)	(14.5)	27.0
Adjustments related to effective cash flow hedges for amounts recognized in Net investment income in the Consolidated Statements of Operations	—		—	—
Change in unrealized gains/losses on derivatives	41.5		(14.5)	27.0

Pension and other postretirement benefits liability:
Amortization of prior service cost recognized in Operating expenses in the Consolidated Statements of Operations	(2.2)	(3)	0.7	(1.5)
Change in pension and other postretirement benefits liability	(2.2)		0.7	(1.5)
Change in Other comprehensive income (loss)	$417.1		$(141.6)	$275.5
(1) See "Note 5. Deferred Policy Acquisition Costs and Value of Business Acquired" for additional information.
(2) See "Note 3. Derivative Financial Instruments" for additional information.
(3) See "Note 11. Benefit Plans" for amounts reported in Net Periodic (Benefit) Costs.

C-60

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

	Year Ended December 31, 2011
	Before-Tax Amount		Income Tax		After-Tax Amount
Available-for-sale securities:
Fixed maturities	$677.8		$(213.4)	(4)	$464.4
Equity securities	(7.9)		2.8		(5.1)
Other	(0.1)		—		(0.1)
OTTI	21.3		(7.5)		13.8
Adjustments for amounts recognized in Net realized capital gains (losses) in the Consolidated Statements of Operations	(114.2)		40.0		(74.2)
DAC/VOBA and Sales inducements	(241.2)	(1)	84.4		(156.8)
Premium deficiency reserve adjustment	(3.8)		1.3		(2.5)
Change in unrealized gains/losses on available-for-sale securities	331.9		(92.4)		239.5

Derivatives:
Derivatives	173.2	(2)	(60.6)		112.6
Adjustments related to effective cash flow hedges for amounts recognized in Net investment income in the Consolidated Statements of Operations	—		—		—
Change in unrealized gains/losses on derivatives	173.2		(60.6)		112.6

Pension and other postretirement benefits liability:
Amortization of prior service cost recognized in Operating expenses in the Consolidated Statements of Operations	7.6	(3)	(2.7)		4.9
Change in pension and other postretirement benefits liability	7.6		(2.7)		4.9
Change in Other comprehensive income (loss)	$512.7		$(155.7)		$357.0
(1) See "Note 5. Deferred Policy Acquisition Costs and Value of Business Acquired" for additional information.
(2) See "Note 3. Derivative Financial Instruments" for additional information.
(3) See "Note 11. Benefit Plans" for amounts reported in Net Periodic (Benefit) Costs.
(4) Amount includes $22.0 valuation allowance. See "Note 10. Income Taxes" for additional information.

10.    Income Taxes

Income tax expense (benefit) consisted of the following for the periods indicated.

	Year Ended December 31,
	2013	2012	2011
Current tax expense (benefit):
Federal	$144.6	$200.9	$60.3
Total current tax expense (benefit)	144.6	200.9	60.3
Deferred tax expense (benefit):
Federal	62.4	(9.7)	(65.3)
Total deferred tax expense (benefit)	62.4	(9.7)	(65.3)
Total income tax expense (benefit)	$207.0	$191.2	$(5.0)

C-61

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Income taxes were different from the amount computed by applying the federal income tax rate to income (loss) before income taxes for the following reasons for the periods indicated:

	Year Ended December 31,
	2013	2012	2011
Income (loss) before income taxes	$490.5	$516.6	$315.3
Tax rate	35.0%	35.0%	35.0%
Income tax expense (benefit) at federal statutory rate	171.7	180.8	110.4
Tax effect of:
Dividends received deduction	(26.6)	(18.6)	(37.0)
Valuation allowance	67.6	—	(87.0)
Audit settlements	(0.3)	(0.3)	3.7
Prior year tax	—	28.1	—
Other	(5.4)	1.2	4.9
Income tax expense (benefit)	$207.0	$191.2	$(5.0)

For 2012, the difference between the income tax provision as computed and the federal statutory rate was primarily due to a decrease in our estimate of certain deferred tax assets. Based on its 2011 tax return as filed, the Company decreased its estimated deferred tax assets by $28.1.

Temporary Differences

The tax effects of temporary differences that give rise to deferred tax assets and deferred tax liabilities as of the dates indicated, are presented below.

	December 31,
	2013	2012
Deferred tax assets
Insurance reserves	$166.7	$255.4
Investments	231.8	87.5
Postemployment benefits	67.3	50.6
Compensation and benefits	35.8	44.4
Other assets	—	24.5
Total gross assets before valuation allowance	501.6	462.4
Less: Valuation allowance	11.1	11.1
Assets, net of valuation allowance	490.5	451.3

Deferred tax liabilities
Net unrealized investment (gains) losses	(310.5)	(482.4)
Deferred policy acquisition costs	(124.1)	(143.8)
Value of business acquired	(243.8)	(332.2)
Other liabilities	(2.2)	—
Total gross liabilities	(680.6)	(958.4)
Net deferred income tax asset (liability)	$(190.1)	$(507.1)

Valuation allowances are provided when it is considered unlikely that deferred tax assets will be realized. As of December 31, 2013 and 2012, the Company had valuation allowances of $130.4 and $62.8 respectively, that were allocated to continuing

C-62

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

operations, and $(119.3) and $(51.7) as of the end of each period that were allocated to Other comprehensive income. As of December 31, 2013 and 2012, the Company had a full valuation allowance of $11.1 related to foreign tax credits, the benefit of which is uncertain.

For the years ended December 31, 2013 and 2012, there were no total increases (decreases) in the valuation allowance. For the year ended December 31, 2011 there was a (decrease) of $(109.0). In the years ended December 31, 2013, 2012 and 2011, there were increases (decreases) of $67.6, $0.0 and $(87.0), respectively, in the valuation allowance that were allocated to operations. In the years ended December 31, 2013, 2012 and 2011, there were increases (decreases) of $(67.6), $0.0 and $(22.0), respectively, that were allocated to Other comprehensive income.

Tax Sharing Agreement

The Company had a payable to ING U.S., Inc. of $74.1 and $32.1 for federal income taxes as of December 31, 2013 and 2012, respectively, for federal income taxes under the intercompany tax sharing agreement.

The results of the Company's operations are included in the consolidated tax return of ING U.S., Inc. Generally, the Company's consolidated financial statements recognize the current and deferred income tax consequences that result from the Company's activities during the current and preceding periods pursuant to the provisions of Income Taxes (ASC Topic 740) as if the Company were a separate taxpayer rather than a member of ING U.S., Inc.'s consolidated income tax return group with the exception of any net operating loss carryforwards and capital loss carryforwards, which are recorded pursuant to the tax sharing agreement. The Company's tax sharing agreement with ING U.S., Inc. states that for each taxable year prior to January 1, 2013 during which the Company is included in a consolidated federal income tax return with ING U.S., Inc., ING U.S., Inc. will pay to the Company an amount equal to the tax benefit of the Company's net operating loss carryforwards and capital loss carryforwards generated in such year, without regard to whether such net operating loss carryforwards and capital loss carryforwards are actually utilized in the reduction of the consolidated federal income tax liability for any consolidated taxable year.

Effective January 1, 2013, the Company entered into a new tax sharing agreement with ING U.S., Inc. which provides that, for 2013 and subsequent years, ING U.S., Inc. will pay the Company for the tax benefits of ordinary and capital losses only in the event that the consolidated tax group actually uses the tax benefit of losses generated.

Unrecognized Tax Benefits

Reconciliations of the change in the unrecognized income tax benefits for the periods indicated are as follows:

	Year Ended December 31,
	2013	2012	2011
Balance at beginning of period	$—	$—	$23.0
Additions for tax positions related to prior years	—	—	4.5
Reductions for tax positions related to prior years	—	—	(4.5)
Reductions for settlements with taxing authorities	—	—	(23.0)
Balance at end of period	$—	$—	$—

The Company had no unrecognized tax benefits for the years ended December 31, 2013 and 2012.

Interest and Penalties

The Company recognizes accrued interest and penalties related to unrecognized tax benefits in Current income taxes and Income tax expense on the Consolidated Balance Sheets and the Consolidated Statements of Operations, respectively. The Company had no accrued interest as of December 31, 2013 and 2012.

C-63

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Tax Regulatory Matters

During the first quarter 2013, the Internal Revenue Service ("IRS") completed its examination of ING U.S., Inc.'s return for tax year 2011. The 2011 audit settlement did not have a material impact on the Company's financial statements. ING U.S., Inc. is currently under audit by the IRS, and it is expected that the examination of tax year 2012 will be finalized within the next twelve months. ING U.S., Inc. and the IRS have agreed to participate in the Compliance Assurance Program for the tax years 2012 through 2014.

11.    Benefit Plans

Defined Benefit Plan

ING North America Insurance Corporation ("ING North America") sponsors the ING U.S. Retirement Plan (the "Retirement Plan"), effective as of December 31, 2001. Substantially all employees of ING North America and its affiliates (excluding certain employees) are eligible to participate, including the Company's employees other than Company agents.

Beginning January 1, 2012, the Retirement Plan implemented a cash balance pension formula instead of a final average pay ("FAP") formula, allowing all eligible employees to participate in the Retirement Plan. Participants will earn an annual credit equal to 4% of eligible pay. Interest is credited monthly based on a 30-year U.S. Treasury securities bond rate published by the IRS in the preceding August of each year. The accrued vested cash balance benefit is portable; participants can take it when they leave the Company's employ. For participants in the Retirement Plan as of December 31, 2013, there will be a two-year transition period from the Retirement Plan's current FAP formula to the cash balance pension formula. Due to ASC Topic 715 requirements, the accounting impact of the change in the Retirement Plan was recognized upon Board approval November 10, 2011. This change had no material impact on the Consolidated Financial Statements.

The Retirement Plan is a tax-qualified defined benefit plan, the benefits of which are guaranteed (within certain specified legal limits) by the Pension Benefit Guaranty Corporation ("PBGC"). The costs allocated to the Company for its employees' participation in the Retirement Plan were $6.5, $19.1 and $24.6 for the years ended December 31, 2013, 2012 and 2011, respectively and are included in Operating expenses in the Consolidated Statements of Operations.

Defined Contribution Plan

ING North America sponsors the ING U.S. Savings Plan and ESOP (the "Savings Plan"). Substantially all employees of ING North America and its affiliates (excluding certain employees, including but not limited to Career Agents) are eligible to participate, including the Company's employees other than Company agents. Career Agents are certain, full-time insurance salespeople who have entered into a career agent agreement with the Company and certain other individuals who meet specified eligibility criteria.  The Savings Plan is a tax-qualified defined contribution retirement plan, which includes an employee stock ownership plan ("ESOP") component. The Savings Plan was most recently amended effective January 1, 2011 to permit Roth 401(k) contributions to be made to the Plan. ING North America filed a request for a determination letter on the qualified status of the Plan and received a favorable determination letter dated November 4, 2013. Savings Plan benefits are not guaranteed by the PBGC. The Savings Plan allows eligible participants to defer into the Savings Plan a specified percentage of eligible compensation on a pre-tax basis. ING North America matches such pre-tax contributions, up to a maximum of 6.0% of eligible compensation. Matching contributions are subject to a 4-year graded vesting schedule, although certain specified participants are subject to a 5-year graded vesting schedule. All contributions made to the Savings Plan are subject to certain limits imposed by applicable law. The cost allocated to the Company for the Savings Plan were $10.8, $9.7 and $9.8, for the years ended December 31, 2013, 2012 and 2011, respectively, and are included in Operating expenses in the Consolidated Statements of Operations.

Non-Qualified Retirement Plans

Effective December 31, 2001, the Company, in conjunction with ING North America, offered certain eligible employees (other than Career Agents) a Supplemental Executive Retirement Plan and an Excess Plan (collectively, the "SERPs"). Benefit accruals under Aetna Financial Services SERPs ceased, effective as of December 31, 2001 and participants begin accruing benefits under ING North America SERPs.  Benefits under the SERPs are determined based on an eligible employee's years of service and average annual compensation for the highest five years during the last ten years of employment.

C-64

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Effective January 1, 2012, the Supplemental Executive Retirement Plan was amended to coordinate with the amendment of the Retirement Plan from its current final average pay formula to a cash balance formula.

The Company, in conjunction with ING North America, sponsors the Pension Plan for Certain Producers of ING Life Insurance and Annuity Company (formerly the Pension Plan for Certain Producers of Aetna Life Insurance and Annuity Company) (the "Agents Non-Qualified Plan"). This plan covers certain full-time insurance salespeople who have entered into a career agent agreement with the Company and certain other individuals who meet the eligibility criteria specified in the plan ("Career Agents"). The Agents Non-Qualified Plan was frozen effective January 1, 2002. In connection with the termination, all benefit accruals ceased and all accrued benefits were frozen.

The SERPs and Agents Non-Qualified Plan, are non-qualified defined benefit pension plans, which means all the SERPs benefits are payable from the general assets of the Company and Agents Non-Qualified Plan benefits are payable from the general assets of the Company and ING North America. These non-qualified defined benefit pension plans are not guaranteed by the PBGC.

Obligations and Funded Status

The following table summarizes the benefit obligations for the SERPs and Agents Non-Qualified Plan for the periods presented:

	Year Ended December 31,
	2013	2012
Change in benefit obligation:
Benefit obligation, January 1	$97.2	$98.7
Interest cost	3.8	4.4
Benefits paid	(7.8)	(9.3)
Actuarial (gains) losses on obligation	(9.1)	3.4
Benefit obligation, December 31	$84.1	$97.2

Amounts recognized on the Consolidated Balance Sheets consist of:

	December 31,
	2013	2012
Accrued benefit cost	$(84.1)	$(97.2)
Accumulated other comprehensive income (loss):
Prior service cost (credit)	(6.1)	(7.3)
Net amount recognized	$(90.2)	$(104.5)

Assumptions

The weighted-average assumptions used in the measurement of the December 31, 2013 and 2012 benefit obligation for the SERPs and Agents Non-Qualified Plan, were as follows:

	2013	2012
Discount rate	4.95%	4.05%
Rate of compensation increase	4.00%	4.00%

In determining the discount rate assumption, the Company utilizes current market information provided by its plan actuaries, including a discounted cash flow analysis of the Company's pension obligation and general movements in the current market environment. The discount rate modeling process involves selecting a portfolio of high quality, noncallable bonds that will match the cash flows of the Retirement Plan. Based upon all available information, it was determined that 4.95% was the appropriate discount rate as of December 31, 2013, to calculate the Company's accrued benefit liability.

C-65

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The weighted-average assumptions used in calculating the net pension cost were as follows:

	2013	2012	2011
Discount rate	4.05%	4.75%	5.50%
Rate of compensation increase	4.00%	4.00%	4.00%

Since the benefit plans of the Company are unfunded, an assumption for return on plan assets is not required.

Net Periodic Benefit Costs

Net periodic benefit costs for the SERPs and Agents Non-Qualified Plan were as follows for the periods presented:

	Year Ended December 31,
	2013	2012	2011
Interest cost	$3.8	$4.4	$5.0
Net (gain) loss recognition	(9.1)	3.4	16.0
Amortization of prior service cost (credit)	(1.2)	(1.2)	—
The effect of any curtailment or settlement	—	—	2.2
Net periodic (benefit) cost	$(6.5)	$6.6	$23.2

Cash Flows

In 2014, the employer is expected to contribute $6.1 to the SERPs and Agents Non-Qualified Plan.  Future expected benefit payments related to the SERPs and Agents Non-Qualified Plan, for the years ended December 31, 2014 through 2018 and thereafter through 2023, are estimated to be $6.1, $5.3, $5.2, $5.3, $5.5 and $27.8, respectively.

Share Based Compensation Plans

Certain employees of the Company participate in the 2013 Omnibus Employee Incentive Plan ("the Omnibus Plan") sponsored by ING U.S., Inc., with respect to awards granted in 2013. Certain employees also participate in various ING Group share-based compensation plans with respect to awards granted prior to 2013. Upon closing of the IPO, certain awards granted by ING Group that, upon vesting, would have been issuable in the form of American Depository Receipts ("ADRs") of ING Group were converted into performance shares or restricted stock units ("RSUs") under the Omnibus Plan that upon vesting, will be issuable in ING U.S., Inc. common stock.

The Company was allocated compensation expense from ING and ING U.S., Inc. of $17.0, $11.0 and $12.6 for the years ended December 31, 2013, 2012 and 2011, respectively.

The Company recognized tax benefits of $6.0, $3.9 and $4.4 in 2013, 2012 and 2011, respectively.

In addition, the Company, in conjunction with ING North America, sponsors the following benefit plans:

•
The ING U.S. 401(k) Plan for ILIAC Agents, which allows participants to defer a specified percentage of eligible compensation on a pre-tax basis. Effective January 1, 2006, the Company match equals 60% of a participant's pre-tax deferral contribution, with a maximum of 6% of the participant's eligible pay. A request for a determination letter on the qualified status of the ING U.S. 401(k) Plan for ILIAC Agents was filed with the IRS on January 1, 2008. A favorable determination letter was received dated January 5, 2011.

•
The Producers' Incentive Savings Plan, which allows participants to defer up to a specified portion of their eligible compensation on a pre-tax basis. The Company matches such pre-tax contributions at specified amounts.

•	The Producers' Deferred Compensation Plan, which allows participants to defer up to a specified portion of their eligible compensation on a pre-tax basis.

C-66

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

•
Certain health care and life insurance benefits for retired employees and their eligible dependents. The postretirement health care plan is contributory, with retiree contribution levels adjusted annually and the Company subsidizes a portion of the monthly per-participant premium. Beginning August 1, 2009, the Company moved from self-insuring these costs and began to use a private-fee-for-service Medicare Advantage program for post-Medicare eligible retired participants. In addition, effective October 1, 2009, the Company no longer subsidizes medical premium costs for early retirees. This change does not impact any participant currently retired and receiving coverage under the plan or any employee who is eligible for coverage under the plan and whose employment ended before October 1, 2009. The Company continues to offer access to medical coverage until retirees become eligible for Medicare. The life insurance plan provides a flat amount of noncontributory coverage and optional contributory coverage.

•	The ING U.S. Supplemental Executive Retirement Plan, which is a non-qualified defined benefit restoration pension plan.

•	The ING U.S. Deferred Compensation Savings Plan, which is a non-qualified deferred compensation plan that includes a 401(k) excess component.

The benefit charges allocated to the Company related to these plans for the years ended December 31, 2013, 2012 and 2011, were $11.3, $11.9 and $9.9, respectively.

12.    Financing Agreements

Windsor Property Loan

On June 16, 2007, the State of Connecticut acting by the Department of Economic and Community Development ("DECD") loaned ILIAC $9.9 (the "DECD Loan") in connection with the development of the corporate office facility located at One Orange Way, Windsor, Connecticut that serves as the principal executive offices of the Company (the "Windsor Property"). The loan has a term of twenty years and bears an annual interest rate of 1.00%. As long as no defaults have occurred under the loan, no payments of principal or interest are due for the initial ten years of the loan. For the second ten years of the DECD Loan term, ILIAC is obligated to make monthly payments of principal and interest.

The DECD Loan provided for loan forgiveness during the first five years of the term at varying amounts up to $5.0 if ILIAC and its affiliates met certain employment thresholds at the Windsor Property during that period. On December 1, 2008, the DECD determined that the Company had met the employment thresholds for loan forgiveness and, accordingly, forgave $5.0 of the DECD Loan to ILIAC in accordance with the terms of the DECD Loan. The DECD Loan provides additional loan forgiveness at varying amounts up to $4.9 if ILIAC and its ING affiliates meet certain employment thresholds at the Windsor Property during years five through ten of the loan. ILIAC's obligations under the DECD Loan are secured by an unlimited recourse guaranty from its affiliate, ING North America Insurance Corporation. In November 2012, ILIAC provided a letter of credit to the DECD in the amount of $10.6 as security for its repayment obligations with respect to the loan.

At December 31, 2013 and 2012, the amount of the loan outstanding was $4.9, which was reflected in Long-term debt on the Consolidated Balance Sheets.

13.    Commitments and Contingencies

Leases

All of the Company's expenses for leased and subleased office properties are paid for by an affiliate and allocated back to the Company, as all remaining operating leases were executed by ING North America Insurance Corporation as of December 31, 2008, which resulted in the Company no longer being party to any operating leases. For the years ended December 31, 2013, 2012 and 2011, rent expense for leases was $4.0, $4.9 and $5.0, respectively.

Commitments

Through the normal course of investment operations, the Company commits to either purchase or sell securities, commercial mortgage loans, or money market instruments, at a specified future date and at a specified price or yield. The inability of

C-67

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

counterparties to honor these commitments may result in either a higher or lower replacement cost. Also, there is likely to be a change in the value of the securities underlying the commitments.

As of December 31, 2013 and 2012, the Company had off-balance sheet commitments to purchase investments equal to their fair value of $466.8 and $314.9, respectively.

Restricted Assets

The Company is required to maintain assets on deposit with various regulatory authorities to support its insurance operations. The Company may also post collateral in connection with certain securities lending, repurchase agreements, funding agreement, LOC and derivative transactions as described further in this note. The components of the fair value of the restricted assets were as follows as of the dates indicated:

	December 31,
	2013	2012
Other fixed maturities-state deposits	$13.1	$13.4
Securities pledged(1)	140.1	219.7
Total restricted assets	$153.2	$233.1
(1) Includes the fair value of loaned securities of $97.6 and $180.2 as of December 31, 2013 and 2012, respectively, which is included in Securities pledged on the Consolidated Balance Sheets. In addition, as of December 31, 2013 and 2012, the Company delivered securities as collateral of $42.5 and $39.5, respectively, which was included in Securities pledged on the Consolidated Balance Sheets.

Litigation and Regulatory Matters

The Company is a defendant in a number of litigation matters arising from the conduct of its business, both in the ordinary course and otherwise. In some of these matters, claimants seek to recover very large or indeterminate amounts, including compensatory, punitive, treble and exemplary damages. Modern pleading practice in the U.S. permits considerable variation in the assertion of monetary damages and other relief. Claimants are not always required to specify the monetary damages they seek or they may be required only to state an amount sufficient to meet a court's jurisdictional requirements. Moreover, some jurisdictions allow claimants to allege monetary damages that far exceed any reasonable possible verdict. The variability in pleading requirements and past experience demonstrates that the monetary and other relief that may be requested in a lawsuit or claim often bears little relevance to the merits or potential value of a claim. Litigation against the Company includes a variety of claims including negligence, breach of contract, fraud, violation of regulation or statute, breach of fiduciary duty, negligent misrepresentation, failure to supervise, elder abuse and other torts.

As with other financial services companies, the Company periodically receives informal and formal requests for information from various state and federal governmental agencies and self-regulatory organizations in connection with inquiries and investigations of the products and practices of the Company or the financial services industry. It is the practice of the Company to cooperate fully in these matters. Regulatory investigations, exams, inquiries and audits could result in regulatory action against the Company. The potential outcome of such action is difficult to predict but could subject the Company to adverse consequences, including, but not limited to, settlement payments, additional payments to beneficiaries and additional escheatment of funds deemed abandoned under state laws. They may also result in fines and penalties and changes to the Company's procedures for the identification and escheatment of abandoned property or the correction of processing errors and other financial liability.

The outcome of a litigation or regulatory matter and the amount or range of potential loss is difficult to forecast and estimating potential losses requires significant management judgment. It is not possible to predict the ultimate outcome or to provide reasonably possible losses or ranges of losses for all pending regulatory matters and litigation. While it is possible that an adverse outcome in certain cases could have a material adverse effect upon the Company's financial position, based on information currently known, management believes that the outcome of pending litigation and regulatory matters is not likely to have such an effect. However, given the large and indeterminate amounts sought and the inherent unpredictability of such matters, it is possible that an adverse outcome in certain of the Company's litigation or regulatory matters could, from time to time, have a material adverse effect upon the Company's results of operations or cash flows in a particular quarterly or annual period.

C-68

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

For some matters, the Company is able to estimate a possible range of loss. For such matters in which a loss is probable, an accrual has been made. For matters where the Company, however, believes a loss is reasonably possible, but not probable, no accrual is required. This paragraph contains an estimate of reasonably possible losses above any amounts accrued. For matters for which an accrual has been made, but there remains a reasonably possible range of loss in excess of the amounts accrued, the estimate reflects the reasonably possible range of loss in excess of the accrued amounts. For matters for which a reasonably possible (but not probable) range of loss exists, the estimate reflects the reasonably possible and unaccrued loss or range of loss. As of December 31, 2013, the Company estimates the aggregate range of reasonably possible losses, in excess of any amounts accrued for these matters, as of such date, to be up to approximately $30.0.

For other matters, the Company is currently not able to estimate the reasonably possible loss or range of loss. The Company is often unable to estimate the possible loss or range of loss until developments in such matters have provided sufficient information to support an assessment of the range of possible loss, such as quantification of a damage demand from plaintiffs, discovery from plaintiffs and other parties, investigation of factual allegations, rulings by a court on motions or appeals, analysis by experts and the progress of settlement discussions. On a quarterly and annual basis, the Company reviews relevant information with respect to litigation and regulatory contingencies and updates the Company's accruals, disclosures and reasonably possible losses or ranges of loss based on such reviews.

Litigation against the Company includes a case styled Healthcare Strategies, Inc., Plan Administrator of the Healthcare Strategies Inc. 401(k) Plan v. ING Life Insurance and Annuity Company (U.S.D.C. D. CT, filed February 22, 2011), in which two sponsors of 401(k) Plans governed by the Employee Retirement Income Act ("ERISA") claim that ILIAC has entered into revenue sharing agreements with mutual funds and others in violation of the prohibited transaction rules of ERISA. Among other things, the plaintiffs seek disgorgement of all revenue sharing payments and profits earned in connection with such payments, an injunction barring the practice of revenue sharing and attorney fees. On September 26, 2012, the district court certified the case as a class action in which the named plaintiffs represent approximately 15,000 similarly situated plan sponsors. ILIAC denies the allegations and is vigorously defending this litigation. The Court conducted a bench trial of the liability issues, which concluded on October 3, 2013, and the Court has taken the matter under advisement.

C-69

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

14.    Related Party Transactions

Operating Agreements

ILIAC has certain agreements whereby it generates revenues and incurs expenses with affiliated entities. The agreements are as follows:

▪
Investment Advisory agreement with ING Investment Management LLC ("IIM"), an affiliate, in which IIM provides asset management, administrative and accounting services for ILIAC's general account. ILIAC incurs a fee, which is paid quarterly, based on the value of the assets under management. For the years ended December 31, 2013, 2012 and 2011, expenses were incurred in the amounts of $27.7, $27.0 and $22.8, respectively.

▪
Services agreement with ING North America for administrative, management, financial and information technology services, dated January 1, 2001 and amended effective January 1, 2002. For the years ended December 31, 2013, 2012 and 2011, expenses were incurred in the amounts of $187.1, $183.5 and $180.6, respectively.

▪
Services agreement between ILIAC and its U.S. insurance company affiliates for administrative, management, financial and information technology services, dated January 1, 2001 and amended effective January 1, 2002 and December 31, 2007. For the years ended December 31, 2013, 2012 and 2011, net expenses related to the agreement were incurred in the amount of $22.6, $30.8 and $29.8, respectively.

▪
Service agreement with ING Institutional Plan Services, LLC ("IIPS") effective November 30, 2008 pursuant to which IIPS provides recordkeeper services to certain benefit plan clients of ILIAC. For the years ended December 31, 2013, 2012 and 2011, ILIAC's net earnings related to the agreement were in the amount of $8.2, $7.1 and $8.4, respectively.

▪
Intercompany agreement with IIM pursuant to which IIM agreed, effective January 1, 2010, to pay the Company, on a monthly basis, a portion of the revenues IIM earns as investment adviser to certain U.S. registered investment companies that are investment options under certain of the Company's variable insurance products. For the years ended December 31, 2013, 2012 and 2011, revenue under the IIM intercompany agreement was $30.5, $26.2 and $24.7, respectively.

Management and service contracts and all cost sharing arrangements with other affiliated companies are allocated in accordance with the Company's expense and cost allocation methods. Revenues and expenses recorded as a result of transactions and agreements with affiliates may not be the same as those incurred if the Company was not a wholly owned subsidiary of its Parent.

DSL has certain agreements whereby it generates revenues and expenses with affiliated entities, as follows:

▪
Underwriting and distribution agreements with ING USA Annuity and Life Insurance Company ("ING USA") and ReliaStar Life Insurance Company of New York ("RLNY"), affiliated companies as well as ILIAC, whereby DSL serves as the principal underwriter for variable insurance products and provides wholesale distribution services for mutual fund custodial products. In addition, DSL is authorized to enter into agreements with broker-dealers to distribute the variable insurance products and appoint representatives of the broker-dealers as agents. For the years ended December 31, 2013, 2012 and 2011, commissions were collected in the amount of $242.1, $225.5 and $218.3, respectively. Such commissions are, in turn, paid to broker-dealers.

▪
Intercompany agreements with each of ING USA, ILIAC, IIPS, ReliaStar Life Insurance Company and Security Life of Denver Insurance Company (individually, the "Contracting Party") pursuant to which DSL agreed, effective January 1, 2010, to pay the Contracting Party, on a monthly basis, a portion of the revenues DSL earns as investment adviser to certain U.S. registered investment companies that are either investment option under certain variable insurance products of the Contracting Party or are purchased for certain customers of the Contacting Party. For the years ended December 31, 2013, 2012 and 2011, expenses were incurred under these intercompany agreements in the aggregate amount of $230.5, $212.3 and $207.9, respectively.

▪
Service agreement with RLNY whereby DSL receives managerial and supervisory services and incurs a fee. For the years ended December 31, 2013, 2012 and 2011, expenses were incurred under this service agreement in the amount of $3.4, $3.2 and $3.2, respectively.

▪
Administrative and advisory services agreements with ING Investment LLC and IIM, affiliated companies, in which DSL receives certain services for a fee. The fee for these services is calculated as a percentage of average assets of ING Investors Trust ("ITT). For the years ended December 31, 2013, 2012 and 2011, expenses were incurred in the amounts of $34.0, $27.0 and $23.3, respectively.

C-70

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Reinsurance Agreement

Effective January 1, 2014, ILIAC entered into a coinsurance agreement with Langhorne I, LLC, a newly formed affiliated captive reinsurance company to manage reserve and capital requirements in connection with a portion of our Stabilizer and Managed Custody Guarantee business.

Effective, December 31, 2012, the Company entered into an automatic reinsurance agreement with its affiliate, SLDI to manage the reserve and capital requirements in connection with a portion of its deferred annuities business. Under the terms of the agreement, the Company will reinsure to SLDI, on an indemnity reinsurance basis, a quota share of its liabilities on the certain contracts. The quota share percentage with respect to the contracts that are delivered or issued for delivery in the State of New York will be 90% and the quota share percentage with respect to the contracts that are delivered or issued for delivery outside of the State of New York will be 100%. This agreement is accounted for under the deposit method of accounting and had an immaterial impact to the Consolidated Balance Sheets.

Investment Advisory and Other Fees

Effective January 1, 2007, ILIAC's investment advisory agreement to serve as investment advisor to certain variable funds offered in Company products (collectively, the "Company Funds"), was assigned to DSL. ILIAC is also compensated by the separate accounts for bearing mortality and expense risks pertaining to variable life and annuity contracts. Under the insurance and annuity contracts, the separate accounts pay ILIAC daily fees that, on an annual basis are, depending on the product, up to 3.4% of their average daily net assets. The total amount of compensation and fees received by the Company from the Company Funds and separate accounts totaled $152.4, $135.0 and $103.2 (excludes fees paid to ING Investment Management Co.) in 2013, 2012 and 2011, respectively.

DSL has been retained by IIT, an affiliate, pursuant to a management agreement to provide advisory, management, administrative and other services to IIT. Under the management agreement, DSL provides or arranges for the provision of all services necessary for the ordinary operations of IIT. DSL earns a monthly fee based on a percentage of average daily net assets of IIT. DSL has entered into an administrative services subcontract with ING Fund Services, LLC, an affiliate, pursuant to which ING Fund Services, LLC, provides certain management, administrative and other services to IIT and is compensated a portion of the fees received by DSL under the management agreement. In addition to being the investment advisor of the Trust, DSL is the investment advisor of ING Partners, Inc. (the "Fund"), an affiliate. DSL and the Fund have an investment advisory agreement, whereby DSL has overall responsibility to provide portfolio management services for the Fund. The Fund pays DSL a monthly fee which is based on a percentage of average daily net assets. For the years ended December 31, 2013, 2012 and 2011, revenue received by DSL under these agreements (exclusive of fees paid to affiliates) was $418.2, $370.6 and $323.2, respectively. At December 31, 2013 and 2012, DSL had $36.5 and $25.6, respectively, receivable from IIT under the management agreement.

Financing Agreements

Reciprocal Loan Agreement

The Company maintains a reciprocal loan agreement with ING U.S., Inc., an affiliate, to facilitate the handling of unanticipated short-term cash requirements that arise in the ordinary course of business. Under this agreement, which became effective in June 2001 and based upon its renewal on April 1, 2011 expires on April 1, 2016, either party can borrow from the other up to 3% of the Company's statutory admitted assets as of the preceding December 31. During the years ended December 31, 2013, 2012 and 2011, interest on any Company borrowing was charged at the rate of ING U.S., Inc.'s cost of funds for the interest period, plus 0.15%.  During the years ended December 31, 2013, 2012 and 2011, interest on any ING U.S., Inc. borrowing was charged at a rate based on the prevailing interest rate of U.S. commercial paper available for purchase with a similar duration. Effective January 2014, interest on any borrowing by either the Company or ING U.S., Inc. is charged at a rate based on the prevailing market rate for similar third-party borrowings or securities.

Under this agreement, the Company did not incur any interest expense for the years ended December 31, 2013, 2012 and 2011. The Company earned interest income of $0.0, $0.5 and $1.3 for the years ended December 31, 2013, 2012 and 2011, respectively. Interest expense and income are included in Interest expense and Net investment income, respectively, on the

C-71

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Consolidated Statements of Operations.  As of December 31, 2013 and 2012, the Company did not have any outstanding receivable with ING U.S., Inc. under the reciprocal loan agreement.

During the second quarter of 2012, ING U.S., Inc. repaid the then outstanding receivable due under the reciprocal loan agreement from the proceeds of its $5.0 billion Senior Unsecured Credit Facility which was entered into on April 20, 2012. The Company and ING U.S., Inc. continue to maintain the reciprocal loan agreement, and future borrowings by either party will be subject to the reciprocal loan terms summarized above.

Note with Affiliate

On December 29, 2004, ING USA issued a surplus note in the principal amount of $175.0 (the "Note") scheduled to mature on December 29, 2034, to ILIAC. The Note bears interest at a rate of 6.26% per year. Interest is scheduled to be paid semi-annually in arrears on June 29 and December 29 of each year, commencing on June 29, 2005. Interest income was $11.1 for the years ended December 31, 2013, 2012 and 2011.

Back-up Facility

On January 26, 2009, ING, for itself and on behalf of certain subsidiaries, including the Company, reached an agreement with the Dutch State on an Illiquid Asset Back-up Facility (the "Alt-A Back-up Facility") regarding Alt-A RMBS owned by certain subsidiaries of ING U.S., Inc., including the Company. Pursuant to this transaction, the Company transferred all risks and rewards on 80% of a $1.1 billion par Alt-A RMBS portfolio to ING Support Holding B.V. ("ING Support Holding"), a wholly owned subsidiary of ING Group by means of the granting of a participation interest to ING Support Holding. ING and ING Support Holding entered into a back-to-back arrangement with the Dutch State on this 80%. As a result of this transaction, the Company retained 20% of the exposure for any results on the $1.1 billion Alt-A RMBS portfolio.
The purchase price for the participation payable by the Dutch State was set at 90% of the par value of the 80% interest in the securities as of that date. This purchase price was payable in installments, was recognized as a loan granted to the Dutch State with a value of $794.4, and was recorded as Loan-Dutch State Obligation on the Consolidated Balance Sheets (the "Dutch State Obligation"). Under the transaction, other fees were payable by both the Company and the Dutch State.
On November 13, 2012, ING, all participating ING U.S., Inc. subsidiaries, including the Company, ING Support Holding and ING Bank N.V. ("ING Bank") entered into restructuring arrangements with the Dutch State, which closed the following day (the "Termination Agreement"). Pursuant to the restructuring transaction, the Company sold the Dutch State Obligation to ING Support Holding at fair value and transferred legal title to 80% of the securities subject to the Alt-A Back-up Facility to ING Bank. The restructuring resulted in an immaterial pre-tax loss. Following the restructuring transaction, the Company continued to own 20% of the Alt-A RMBS and had the right to sell these securities, subject to a right of first refusal granted to ING Bank. Effective March 14, 2014, the right of first refusal granted to ING Bank was terminated and the Company may freely dispose of these securities.

C-72

Form No. SAI.167680-14	ILIAC Ed. 2014

VARIABLE ANNUITY ACCOUNT C
PART C - OTHER INFORMATION

Item 24.	Financial Statements and Exhibits
(a)	Financial Statements:
(1)	Included in Part A:
Condensed Financial Information
(2)	Included in Part B:
Financial Statements of Variable Annuity Account C:
	-	Report of Independent Registered Public Accounting Firm
	-	Statements of Assets and Liabilities as of December 31, 2013
	-	Statements of Operations for the year ended December 31, 2013
	-	Statements of Changes in Net Assets for the years ended December 31, 2013 and 2012
	-	Notes to Financial Statements
Consolidated Financial Statements of ING Life Insurance and Annuity Company:
	-	Report of Independent Registered Public Accounting Firm
	-	Consolidated Balance Sheets as of December 31, 2013 and 2012
	-	Consolidated Statements of Operations for the years ended December 31,
2013, 2012 and 2011
	-	Consolidated Statements of Comprehensive Income for the years ended
December 31, 2013, 2012 and 2011
	-	Consolidated Statements of Changes in Shareholder’s Equity for the years ended December 31, 2013, 2012 and 2011
	-	Consolidated Statements of Cash Flows for the years ended December 31,
2013, 2012 and 2011
	-	Notes to Consolidated Financial Statements

(b)	Exhibits
(1)		Resolution establishing Variable Annuity Account C · Incorporated by reference to
Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No.
033-75986), as filed on April 22, 1996.
(2)		Not applicable
(3.1)		Standard Form of Broker-Dealer Agreement · Incorporated by reference to Post-
Effective Amendment No. 32 to Registration Statement on Form N-4 (File No. 033-
81216), as filed on April 11, 2006.
(3.2)		Underwriting Agreement dated November 17, 2006 between ING Life Insurance and
Annuity Company and ING Financial Advisers, LLC · Incorporated by reference to
Post-Effective Amendment No. 34 to Registration Statement on Form N-4 (File No.
033-75996), as filed on December 20, 2006.
(3.3)		Intercompany Agreement dated December 22, 2010 (effective January1, 2010)
between Directed Services LLC and ING Life Insurance and Annuity Company ·
Incorporated by reference to Post-Effective Amendment No. 1 to Registration
Statement on Form N-4 (File No. 333-167680), as filed on February 11, 2011.

(3.4)	Amendment No. 1 made and entered into as of December 1, 2013 to the
Intercompany Agreement dated as of December 22, 2010 by and among Directed
Services LLC and ING Life Insurance and Annuity Company
(3.5)	Intercompany Agreement dated December 22, 2010 (effective January1, 2010)
between ING Investment Management LLC and ING Life Insurance and Annuity
Company · Incorporated by reference to Post-Effective Amendment No. 1 to
Registration Statement on Form N-4 (File No. 333-167680), as filed on February 11,
2011.
(3.6)	Amendment No. 1 made and entered into as of December 1, 2013 to the
Intercompany Agreement dated as of December 22, 2010 by and among ING
Investment Management LLC and ING Life Insurance and Annuity Company
(4.1)	Endorsement E-MMLOAN-10 to Contract G-CDA-10 and Contract Certificate
C-CDA-10 · Incorporated by reference to Initial Registration Statement on Form N-4
(File No. 333-167680), as filed on June 22, 2010.
(4.2)	Endorsement E-MMGDB-10 to Contract G-CDA-10 and Contract Certificate
C-CDA-10 · Incorporated by reference to Initial Registration Statement on Form N-4
(File No. 333-167680), as filed on June 22, 2010.
(4.3)	Endorsement E-MMGDBP-10 to Contract G-CDA-10 and Contract Certificate
C-CDA-10 · Incorporated by reference to Initial Registration Statement on Form N-4
(File No. 333-167680), as filed on June 22, 2010.
(4.4)	Endorsement E-MMTC-10 to Contract G-CDA-10 and Contract Certificate C-CDA-
10 · Incorporated by reference to Initial Registration Statement on Form N-4 (File
No. 333-167680), as filed on June 22, 2010.
(4.5)	Endorsement E-MMFA-10 to Contract G-CDA-10 and Contract Certificate C-CDA-
10 · Incorporated by reference to Initial Registration Statement on Form N-4 (File
No. 333-167680), as filed on June 22, 2010.
(4.6)	Endorsement E-EQWA-10 to Contract G-CDA-10 and Contract Certificate C-CDA-
10 · Incorporated by reference to Initial Registration Statement on Form N-4 (File
No. 333-167680), as filed on June 22, 2010.
(4.7)	Endorsement E-LIF-10(XC) to Contracts G-CDA(12/99) and G-CDA-10 and
Contract Certificates C-CDA(12/99) and C-CDA-10 · Incorporated by reference to
Post-Effective Amendment No. 59 to Registration Statement on Form N-4 (File No.
333-01107), as filed on April 15, 2011.
(4.8)	Variable Annuity Contract G-CDA-10 · Incorporated by reference to Post-Effective
Amendment No. 16 to Registration Statement on Form N-4 (File No. 333-109860),
as filed on September 17, 2010.
(4.9)	Variable Annuity Contract Certificate C-CDA-10 · Incorporated by reference to
Post-Effective Amendment No. 16 to Registration Statement on Form N-4 (File No.
333-109860), as filed on September 17, 2010.
(4.10)	Endorsement E-RO457-11 to Contracts G-CDA-10 and Contract Certificate C-CDA-
10 · Incorporated by reference to Registration Statement on Form N-4 (File No. 333-
105479), as filed on April 5, 2011.

(5)	Variable Annuity Contract Application (155634 (07/10)) · Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No.
333-167680), as filed on February 11, 2011.
(6.1)	Restated Certificate of Incorporation (amended and restated as of October 1, 2007) of
ING Life Insurance and Annuity Company · Incorporated by reference to ING Life
Insurance and Annuity Company annual report on Form 10-K (File No. 033-23376), as filed on March 31, 2008.
(6.2)	Amended and Restated By-Laws of ING Life Insurance and Annuity Company,
effective October 1, 2007 · Incorporated by reference to ING Life Insurance and
Annuity Company annual report on Form 10-K (File No. 033-23376), as filed on
March 31, 2008.
(7)	Not applicable
(8.1)	(Retail) Amended and Restated Selling and Services Agreement and Fund
Participation Agreement entered into as of May 1, 2008 between ING Life Insurance and Annuity Company, ING Financial Advisers, LLC and Fred Alger & Company,
Incorporated · Incorporated by reference to Post-Effective Amendment No. 54 to
Registration Statement on Form N-4 (File No. 033-75962), as filed on April 9, 2009.
(8.2)	(Retail) First Amendment dated February 5, 2009 to the Amended and Restated
Selling and Services Agreement and Fund Participation Agreement dated as of May
1, 2008 between ING Life Insurance and Annuity Company, ING Financial
Advisers, LLC and Fred Alger & Company, Incorporated and amended on October 1,
2009 and July 8, 2011 · Incorporated by reference to Post-Effective Amendment No.
54 to Registration Statement on Form N-4 (File No. 033-75962), as filed on April 9,
2009, and by reference to Post-Effective Amendment No. 56 (File No. 333-01107),
as filed on December 18, 2009, and by reference to Post-Effective Amendment No.
59 (File No. 033-75962), as filed on April 3, 2012.
(8.3)	Rule 22c-2 Agreement dated no later than April 16, 2007 and is effective as of
October 16, 2007 between Fred Alger & Company, Incorporated, ING Life Insurance
and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance
Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of
New York, Security Life of Denver Insurance Company and Systematized Benefits
Administrators Inc. · Incorporated by reference to Post-Effective Amendment No. 54 to Registration Statement on Form N-4 (File No. 033-75962), as filed on April 9,
2009.
(8.4)	(Retail) Selling and Services Agreement and Fund Participation Agreement made and entered into June 27, 2008 by and among ING Life Insurance and Annuity Company,
ING Financial Advisers, LLC, American Beacon Advisors, Inc. and Foreside Fund
Services, LLC
(8.5)	(Retail) American Beacon Advisors, Inc. Assignment of Selling and Services
Agreement and Fund Participation Agreement Letter dated June 24, 2008 agreed and consented to by ING Life Insurance and Annuity Company and ING Financial
Advisors, LLC

(8.6)	(Retail) First Amendment dated February 9, 2009 to the Selling and Services
Agreement and Participation Agreement dated June 27, 2008 by and between ING
Life Insurance and Annuity Company, ING Institutional Plan Services, LLP, ING
Financial Advisers, LLC and American Beacon Advisers, Inc.
(8.7)	(Retail) Second Amendment dated July 14, 2009 to the Selling and Services
Agreement and Participation Agreement dated June 27, 2008 by and between ING
Life Insurance and Annuity Company, ING Institutional Plan Services, LLP, ING
Financial Advisers, LLC and American Beacon Advisers, Inc. and amended on
February 9, 2009
(8.8)	(Retail) Third Amendment dated January 25, 2010 to the Selling and Services
Agreement and Participation Agreement dated June 27, 2008 by and between ING
Life Insurance and Annuity Company, ING Institutional Plan Services, LLP, ING
Financial Advisers, LLC and American Beacon Advisers, Inc. and amended on
February 9, 2009 and July 14, 2009
(8.9)	(Retail) American Beacon Advisors, Inc. Assignment of Rule 22c-2 Agreement
Letter dated June 24, 2008 agreed and consented to by ING Life Insurance and
Annuity Company, ING National Trust, ING USA Annuity and Life Insurance
Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of
New York and Systematized Benefits Administrators Inc.
(8.10)	Rule 22c-2 Agreement dated June 19, 2008 between American Beacon Advisors,
Inc., ING Life Insurance and Annuity Company, ING National Trust, ING USA
Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar
Life Insurance Company of New York and Systematized Benefits Administrators
Inc.
(8.11)	(Retail) Fund Participation Agreement dated as of July 1, 2000 between Aetna Life
Insurance and Annuity Company, American Century Services Corporation, and
American Century Investment Services, Inc. · Incorporated by reference to Post-
Effective Amendment No. 23 to Registration Statement on Form N-4 (File No. 333-
01107), as filed on December 13, 2000.
(8.12)	(Retail) Amendment No. 1 effective November 7, 2003 to Fund Participation
Agreement dated as of July 1, 2000 between ING Life Insurance and Annuity
Company and American Century Investment Services, Inc. and amended on October
1, 2004 and April 1, 2007 · Incorporated by reference to Post-Effective Amendment
No. 37 to Registration Statement on Form N-4 (File No. 033-75962), as filed on
April 13, 2004, and by reference to Post-Effective Amendment No. 48 (File No. 033-
75962), as filed on April 10, 2007, and by reference to Post-Effective Amendment
No. 10 (File No. 333-105479), as filed on April 11, 2008.
(8.13)	(Retail) Fourth Amendment dated July 1, 2013 to Fund Participation Agreement dated as of July 1, 2000 between ING Life Insurance and Annuity Company,
American Century Investment Services, Inc. and American Century Services LLC
and amended on November 7, 2003, October 1, 2004 and April 1, 2007

(8.14)	(Retail) Novation Agreement dated February 16, 2010 to Fund Participation
Agreement dated as of July 1, 2000 between American Century Investment Services,
Inc., American Century Services, LLC and ING Life Insurance and Annuity
Company · Incorporated by reference to Post-Effective Amendment No. 59 to
Registration Statement on Form N-4 (File No. 033-75962), as filed on April 3, 2012.
(8.15)	Rule 22c-2 Agreement dated April 4, 2007 and is effective as of October 16, 2007 between American Century Investment Services, Inc., ING Life Insurance and
Annuity Company, ING National Trust, ING USA Annuity and Life Insurance
Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of
New York, Security Life of Denver Insurance Company and Systematized Benefits
Administrators Inc. · Incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-4 (File No. 033-75962), as filed on June 15,
2007.
(8.16)	(Retail) Participation Agreement dated as of January 1, 2003 by and among ING Life
Insurance and Annuity Company, ReliaStar Life Insurance Company, ReliaStar Life
Insurance Company of New York, American Funds Distributors, Inc. and American
Funds Service Company · Incorporated by reference to Post-Effective Amendment
No. 42 to Registration Statement on Form N-4 (File No. 333-01107), as filed on
December 16, 2005.
(8.17)	(Retail) First Amendment is made and entered into as of January 3, 2006 to the
Participation Agreement dated January 1, 2003 by and among ING Life Insurance and Annuity Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance
Company of New York, American Funds Distributors, Inc. and American Funds
Service Company and amended on November 1, 2006, February 1, 2007, October 1,
2008, January 30, 2009, May 1, 2009 and December 1, 2010, February 1, 2011 ·
Incorporated by reference to Post-Effective Amendment No. 47 to Registration
Statement on Form N-4 (File No. 033-75962), as filed on November 21, 2006, and by reference to Post-Effective Amendment No. 46 (File No. 333-01107), as filed on
February 15, 2008, and by reference to Post-Effective Amendment No. 54 (File No.
333-01107), as filed on November 18, 2008, and by reference to Post-Effective
Amendment No. 54 (File No. 033-75962), as filed on April 9, 2009, and by reference to Post-Effective Amendment No. 55 (File No. 033-75962), as filed on April 8, 2010, and by reference to Post-Effective Amendment No. 1 (File No. 333-167680), as filed on February 11, 2011, and by reference to Post-Effective Amendment No. 58 (File
No. 033-75962), as filed on December 16, 2011.
(8.18)	(Retail) Selling Group Agreement among American Funds Distributors, Inc. and
Aetna Investment Services, Inc. dated June 30, 2000 · Incorporated by reference to
Post-Effective Amendment No. 42 to Registration Statement on Form N-4 (File No.
333-01107), as filed on December 16, 2005.

(8.19)	(Retail) Supplemental Selling Group Agreement by and among American Funds
Distributors, Inc. and Aetna Investment Services, Inc. dated June 30, 2000 ·
Incorporated by reference to Post-Effective Amendment No. 42 to Registration
Statement on Form N-4 (File No. 333-01107), as filed on December 16, 2005.
(8.20)	(Retail) Omnibus addendum (R shares) dated February 6, 2004 to the Selling Group
Agreement dated June 30, 2000 and effective January 1, 2003 between American
Funds Distributors, Inc. and ING Financial Advisers, LLC · Incorporated by
reference to Post-Effective Amendment No. 42 to Registration Statement on Form N-
4 (File No. 333-01107), as filed on December 16, 2005.
(8.21)	Rule 22c-2 Agreement dated and effective as of April 16, 2007 and operational on
October 16, 2007 between American Funds Service Company, ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance
Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of
New York, Security Life of Denver Insurance Company and Systematized Benefits
Administrators Inc. · Incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-4 (File No. 033-75962), as filed on June 15,
2007.
(8.22)	(Retail) Fund Participation Agreement dated as of April 1, 1998 between Ariel
Growth Fund and such other Ariel funds as may be listed on Schedule A attached hereto in the Agreement, Ariel Distributors, Inc. and Aetna Life Insurance and
Annuity Company · Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-109860), as filed on April 16,
2004.
(8.23)	(Retail) First Amendment made and entered into as of October 1, 2000 to Fund
Participation Agreement dated as of April 1, 1998 between Ariel Fund (formerly
Ariel Growth Fund) and Ariel Distributors, Inc. and Aetna Life Insurance and
Annuity Company on its own behalf and on behalf of its Separate Account F and amended on May 1, 2002 and January 1, 2009 · Incorporated by reference to Post-
Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-
109860), as filed on April 16, 2004, and by reference to Post-Effective Amendment
No. 12 (File No. 333-109860), as filed on April 15, 2009.
(8.24)	Rule 22c-2 Agreement dated April 16, 2007 and is effective as of October 16, 2007 between Ariel Distributors, LLC, ING Life Insurance and Annuity Company, ING
National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life
Insurance Company, ReliaStar Life Insurance Company of New York, Security Life
of Denver Insurance Company and Systematized Benefits Administrators Inc. ·
Incorporated by reference to Post-Effective Amendment No. 10 to Registration
Statement on Form N-4 (File No. 333-109860), as filed on April 15, 2008.

(8.25)	(Retail) Selling and Services Agreement and Fund Participation Agreement dated
November 30, 2006 by and among ING Life Insurance and Annuity Company, ING
Financial Advisers, LLC, Artisan Partners Limited Partnership and Artisan
Distributors LLC · Incorporated by reference to Post-Effective Amendment No. 3 to
Registration Statement on Form N-4 (File No. 333-130822), as filed on April 11,
2008.
(8.26)	(Retail) First Amendment effective February 4, 2009 to the Selling and Services
Agreement and Fund Participation Agreement dated November 30, 2006 by and among ING Life Insurance and Annuity Company, ING Institutional Plan Services,
LLP, ING Financial Advisers, LLC, Artisan Partners Limited Partnership and Artisan
Distributors LLC · Incorporated by reference to Post-Effective Amendment No. 5 to
Registration Statement on Form N-4 (File No. 333-130822), as filed on April 9,
2009.
(8.27)	(Retail) Letter Agreement dated October 28, 2011 to the Selling and Services
Agreement and Fund Participation Agreement dated November 30, 2006 by and among Artisan Partners, Distributors LLC, Artisan Partners Limited Partnership,
Artisan Partners Funds, Inc., ING Institutional Plan Services, LLC, ING Investment
Advisors, LLC, ING Life Insurance and Annuity Company and ING Financial
Advisers, LLC · Incorporated by reference to Post-Effective Amendment No. 3 to
Registration Statement on Form N-4 (File No. 333-167680), as filed on April 4,
2012.
(8.28)	Rule 22c-2 Agreement dated as of April 16, 2007 and is effective as of October 16,
2007 between Artisan Distributors LLC, ING Life Insurance and Annuity Company,
ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life
Insurance Company, ReliaStar Life Insurance Company of New York, Security Life
of Denver Insurance Company and Systematized Benefits Administrators Inc. ·
Incorporated by reference to Post-Effective Amendment No. 3 to Registration
Statement on Form N-4 (File No. 333-130822), as filed on April 11, 2008.
(8.29)	(Retail) Selling and Services Agreement and Fund Participation Agreement dated
March 19, 2010 by and between ING Life Insurance and Annuity Company, ING
Institutional Plan Services, LLC, ING Financial Advisers, LLC, Aston Asset
Management, LLC, Aston Funds and PFPC Distributors, Inc. · Incorporated by
reference to Initial Registration Statement on Form N-4 (File No. 333-167680), as
filed on June 22, 2010.
(8.30)	Rule 22c-2 Agreement made and entered into as of March 19,2010 between Aston
Fund, Aston Asset Management, LLC, PFPC Distributors, Inc., ING Life Insurance
and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance
Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of
New York, Security Life of Denver Insurance Company and Systematized Benefits
Administrators Inc. · Incorporated by reference to Initial Registration Statement on
Form N-4 (File No. 333-167680), as filed on June 22, 2010.

(8.31)	(Retail) Selling and Services Agreement and Fund Participation Agreement dated
October 5, 2006 among ING Life Insurance and Annuity Company, ING Financial
Advisers, LLC and BlackRock Distributors, Inc. · Incorporated by reference to Post-
Effective Amendment No. 54 to Registration Statement on Form N-4 (File No. 033-
75962), as filed on April 9, 2009.
(8.32)	(Retail) First Amendment dated as of July 21, 2010 and effective April 1, 2010 to the
Selling and Services Agreement and Fund Participation Agreement dated October 5,
2006 by and between ING Institutional Plan Services, LLC, ING Life Insurance and
Annuity Company, ING Financial Advisers, LLC, BlackRock Advisors, LLC and
BlackRock Investments, LLC · Incorporated by reference to Post-Effective
Amendment No. 58 to Registration Statement on Form N-4 (File No. 333-01107), as
filed on December 3, 2010.
(8.33)	(Retail) Second Amendment dated as of April 29, 2013 and effective January 1, 2013 to the Selling and Services Agreement and Fund Participation Agreement dated
October 5, 2006 and amended on July 21, 2010 by and between ING Life Insurance and Annuity Company, ING Institutional Plan Services, LLP, ING Financial
Advisers, LLC, BlackRock Advisors, LLC and BlackRock Investments, LLC ·
Incorporated by reference to Post-Effective Amendment No. 63 to Registration
Statement on Form N-4 (File No. 333-01107), as filed on April 9, 2014.
(8.34)	Rule 22c-2 Agreement dated April 16, 2007 and is effective as of October 16, 2007 between BlackRock Distributors, Inc., ING Life Insurance and Annuity Company,
ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life
Insurance Company, ReliaStar Life Insurance Company of New York, Security Life
of Denver Insurance Company and Systematized Benefits Administrators Inc. ·
Incorporated by reference to Post-Effective Amendment No. 54 to Registration
Statement on Form N-4 (File No. 033-75962), as filed on April 9, 2009.
(8.35)	First Amendment to Rule 22c-2 Agreement dated April 29, 2013 and effective
January 1, 2013 by and among ING Life Insurance and Annuity Company, ING
National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life
Insurance Company, ReliaStar Life Insurance Company of New York, Security Life
of Denver Insurance Company, Systematized Benefits Administrators Inc., ING
Institutional Plan Services, LLC and BlackRock Investments, LLC · Incorporated by
reference to Post-Effective Amendment No. 63 to Registration Statement on Form N-
4 (File No. 333-01107), as filed on April 9, 2014.
(8.36)	Fund Participation Agreement dated December 1, 1997 among Calvert Responsibly
Invested Balanced Portfolio, Calvert Asset Management Company, Inc. and Aetna
Life Insurance and Annuity Company · Incorporated by reference to Post-Effective
Amendment No. 8 to Registration Statement on Form N-4 (File No. 333-01107), as
filed on February 19, 1998.
(8.37)	Service Agreement dated December 1, 1997 between Calvert Asset Management
Company, Inc. and Aetna Life Insurance and Annuity Company · Incorporated by
reference to Post-Effective Amendment No. 8 to Registration Statement on Form N-4
(File No. 333-01107), as filed on February 19, 1998.

(8.38)	Rule 22c-2 Agreement dated no later than April 16, 2007 and is effective as of
October 16, 2007 between Calvert Distributors, Inc., ING Life Insurance and
Annuity Company, ING National Trust, ING USA Annuity and Life Insurance
Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of
New York, Security Life of Denver Insurance Company and Systematized Benefits
Administrators Inc. · Incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-4 (File No. 033-75962), as filed on June 15,
2007.
(8.39)	(Retail) Selling and Services Agreement and Fund Participation Agreement dated
May 26, 2006 by and among ING Life Insurance and Annuity Company, ING
Financial Advisers, LLC and Davis Distributors, LLC
(8.40)	(Retail) First Amendment dated January 7, 2009 to the Selling and Services
Agreement and Participation Agreement dated May 26, 2006 by and between ING
Life Insurance and Annuity Company, ING Institutional Plan Services, LLP, ING
Financial Advisers, LLC and Davis Distributors, LLC
(8.41)	Rule 22c-2 Agreement dated no later than April 16, 2007 and is effective as of
October 16, 2007 between Davis Distributors, LLC, ING Life Insurance and Annuity
Company, ING National Trust, ING USA Annuity and Life Insurance Company,
ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York,
Security Life of Denver Insurance Company and Systematized Benefits
Administrators Inc.
(8.42)	(Retail) Selling and Services Agreement and Fund Participation Agreement dated
March 17, 2009 by and between ING Life Insurance and Annuity Company, ING
Institutional Plan Services, LLC, ING Financial Advisers, LLC, and Delaware
Service Company, Inc. · Incorporated by reference to Post-Effective Amendment
No. 46 to Registration Statement on Form N-4 (File No. 033-81216), as filed on
August 15, 2012.
(8.43)	Schedule A-1 dated August 1, 2010 to Selling and Services Agreement and Fund
Participation Agreement dated March 17, 2009 by and between ING Life Insurance and Annuity Company, ING Institutional Plan Services, LLC, ING Financial
Advisers, LLC, and Delaware Service Company, Inc. · Incorporated by reference to
Post-Effective Amendment No. 46 to Registration Statement on Form N-4 (File No.
033-81216), as filed on August 15, 2012.
(8.44)	Schedule A-1 dated September 30, 2009 to Selling and Services Agreement and Fund
Participation Agreement dated March 17, 2009 by and between ING Life Insurance and Annuity Company, ING Institutional Plan Services, LLC, ING Financial
Advisers, LLC, and Delaware Service Company, Inc. · Incorporated by reference to
Post-Effective Amendment No. 62 to Registration Statement on Form N-4 (File No.
333-01107), as filed on April 4, 2013.

(8.45)	Schedule A-1 April 17, 2009 to Selling and Services Agreement and Fund
Participation Agreement dated March 17, 2009 by and between ING Life Insurance and Annuity Company, ING Institutional Plan Services, LLC, ING Financial
Advisers, LLC, and Delaware Service Company, Inc. · Incorporated by reference to
Post-Effective Amendment No. 62 to Registration Statement on Form N-4 (File No.
333-01107), as filed on April 4, 2013.
(8.46)	Rule 22c-2 Agreement made and entered into as of March 17, 2009 between
Delaware Service Company, Inc. and ING Life Insurance and Annuity Company and
ING National Trust · Incorporated by reference to Post-Effective Amendment No. 46 to Registration Statement on Form N-4 (File No. 033-81216), as filed on August 15,
2012.
(8.47)	(Retail) Fund Participation Agreement effective October 1, 2000 between Aetna Life
Insurance and Annuity Company and Bankers Trust Company (Scudder) ·
Incorporated by reference to Registration Statement on Form N-4 (File No. 333-
105479), as filed on May 22, 2003.
(8.48)	Rule 22c-2 Agreement dated March 19, 2007 and effective as of October 16, 2007 between DWS Scudder Distributors, Inc., ING Life Insurance and Annuity
Company, ING National Trust, ING USA Annuity and Life Insurance Company,
ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York,
Security Life of Denver Insurance Company and Systematized Benefits
Administrators Inc. · Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 333-105479), as filed on April 9,
2010.
(8.49)	Amended and Restated Participation Agreement as of June 26, 2009 by and among
ING Life Insurance and Annuity Company, Fidelity Distributors Corporation,
Variable Insurance Products Fund, Variable Insurance Products Fund II, Variable
Insurance Products Fund III, Variable Insurance Products Fund IV and Variable
Insurance Products Fund V · Incorporated by reference to Post-Effective
Amendment No. 56 to Registration Statement on Form N-4 (File No. 333-01107), as
filed on December 18, 2009.
(8.50)	First Amendment as of June 26, 2009 to Participation Agreement as of June 26, 2009
by and among ING Life Insurance and Annuity Company, Fidelity Distributors
Corporation, Variable Insurance Products Fund, Variable Insurance Products Fund II,
Variable Insurance Products Fund III, Variable Insurance Products Fund IV and
Variable Insurance Products Fund V · Incorporated by reference to Post-Effective
Amendment No. 56 to Registration Statement on Form N-4 (File No. 333-01107), as
filed on December 18, 2009.
(8.51)	Letter Agreement dated May 16, 2007 and effective July 2, 2007 between ING Life
Insurance and Annuity Company, Variable Insurance Products Fund, Variable
Insurance Products Fund I, Variable Insurance Products Fund II, Variable Insurance
Product Fund V and Fidelity Distributors Corporation · Incorporated by reference to
Post-Effective Amendment No. 51 to Registration Statement on Form N-4 (File No.
033-75962), as filed on July 27, 2007.

(8.52)	Service Agreement effective as of June 1, 2002 by and between Fidelity Investments
Institutional Operations Company, Inc. and ING Financial Advisers, LLC ·
Incorporated by reference to Post-Effective Amendment No. 33 to Registration
Statement on Form N-4 (File No. 033-75988), as filed on August 5, 2004, and by reference to Post-Effective Amendment No. 47 (File No. 033-75962), as filed on
November 21, 2006.
(8.53)	Service Contract dated June 20, 2003 and effective as of June 1, 2002 by and between Directed Services, Inc., ING Financial Advisers, LLC, and Fidelity
Distributors Corporation · Incorporated by reference to Post-Effective Amendment
No. 33 to Registration Statement on Form N-4 (File No. 033-75988), as filed on
August 5, 2004.
(8.54)	First Amendment effective as of April 1, 2005 to Service Contract dated June 20,
2003 between Fidelity Distributors Corporation and ING Financial Advisers, Inc. and
amended on April 1, 2006 · Incorporated by reference to Post-Effective Amendment
No. 47 to Registration Statement on Form N-4 (File No. 033-75962), as filed on
November 21, 2006.
(8.55)	Rule 22c-2 Agreement dated no later than April 16, 2007 and is effective as of
October 16, 2007 between Fidelity Distributors Corporation, ING Life Insurance and
Annuity Company, ING National Trust, ING USA Annuity and Life Insurance
Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of
New York, Security Life of Denver Insurance Company and Systematized Benefits
Administrators Inc. · Incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-4 (File No. 033-75962), as filed on June 15,
2007.
(8.56)	Amended and Restated Participation Agreement as of December 30, 2005 by and
among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton
Distributors, Inc., ING Life Insurance and Annuity Company, ING USA Annuity and
Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life
Insurance Company of New York and Directed Services, Inc. • Incorporated by
reference to Post-Effective Amendment No. 17 to Registration Statement on Form N-
4 (File No. 333-85618), as filed on February 1, 2007.
(8.57)	Amendment effective June 5, 2007 to Amended and Restated Participation
Agreement as of December 30, 2005 by and among Franklin Templeton Variable
Insurance Products Trust, Franklin/Templeton Distributors, Inc., ING Life Insurance
and Annuity Company, ING USA Annuity and Life Insurance Company, ReliaStar
Life Insurance Company, ReliaStar Life Insurance Company of New York and
Directed Services, Inc. and amended on November 17, 2011 • Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4
(File No. 333-139695), as filed on July 6, 2007, and by reference to Post-Effective
Amendment No. 59 (File No. 033-75962), as filed on April 3, 2012.

(8.58)	Amendment No. 3 dated August 12, 2013 to Amended and Restated Participation
Agreement as of December 30, 2005 by and among Franklin Templeton Variable
Insurance Products Trust, Franklin/Templeton Distributors, Inc., ING Life Insurance
and Annuity Company, ING USA Annuity and Life Insurance Company, ReliaStar
Life Insurance Company, ReliaStar Life Insurance Company of New York, Directed
Services, LLC and ING Financial Advisers, LLC and amended on June 5, 2007 and
November 17, 2011
(8.59)	Amended and Restated Administrative Services Agreement executed as of October 3,
2005, between Franklin Templeton Services, LLC, ING Life Insurance and Annuity
Company, ING Insurance Company of America, ING USA Annuity and Life
Insurance Company and ReliaStar Life Insurance Company · Incorporated by
reference to Post-Effective Amendment No. 32 to Registration Statement on Form N-
4 (File No. 033-81216), as filed on April 11, 2006
(8.60)	Amendment No. 1 dated May 17, 2006 to Amended and Restated Administrative
Services Agreement dated October 3, 2005 by and among Franklin Templeton
Services, LLC, ING Life Insurance and Annuity Company, ING USA Annuity and
Life Insurance Company, ReliaStar Life Insurance Company and ReliaStar Life
Insurance Company of New York and amended on November 11, 2011 ·
Incorporated by reference to Post-Effective Amendment No. 59 to Registration
Statement on Form N-4 (File No. 033-75962), as filed on April 3, 2012.
(8.61)	Amendment No. 3 dated July 31, 2013 to Amended and Restated Administrative
Services Agreement dated October 3, 2005 by and among Franklin Templeton
Services, LLC, ING Life Insurance and Annuity Company, ING USA Annuity and
Life Insurance Company, ReliaStar Life Insurance Company and ReliaStar Life
Insurance Company of New York and amended on May 17, 2006 and November 11,
2011
(8.62)	Rule 22c-2 Shareholder Information Agreement (Franklin Templeton Variable
Insurance Products Trust) entered into as of April 16, 2007 among
Franklin/Templeton Distributors, Inc., ING Life Insurance and Annuity Company,
ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company
and ReliaStar Life Insurance Company of New York · Incorporated by reference to
Post-Effective Amendment No. 50 to Registration Statement on Form N-4 (File No.
033-75962), as filed on June 15, 2007.
(8.63)	(Retail) Master Shareholder Services Agreement effective as of August 28, 2000 among Franklin Templeton Distributors, Inc., Franklin Templeton Investor Services,
Inc., and Aetna Life Insurance and Annuity Company · Incorporated by reference to
Post-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No.
333-109860), as filed on April 16, 2004.
(8.64)	(Retail) Fifth Amendment dated July 1, 2013 to the Master Shareholder Services
Agreement dated August 28, 2000 between ING Life Insurance and Annuity
Company, ING Financial Advisers, LLC, Franklin Templeton Investor Services,
LLC and Franklin Templeton Distributors, Inc. and amended on November 13, 2000,
February 1, 2002, May 1, 2004 and July 1, 2010

(8.65)	(Retail) Amendment dated November 13, 2000 to the Master Shareholder Services
Agreement effective as of August 28, 2000 among Franklin Templeton Distributors,
Inc., Franklin Templeton Investor Services, LLC, and Aetna Life Insurance and
Annuity Company and amended on February 1, 2002, May 1, 2004 and July 1, 2010
· Incorporated by reference to Post-Effective Amendment No. 1 to Registration
Statement on Form N-4 (File No. 333-109860), as filed on April 16, 2004, and by reference to Pre-Effective Amendment No. 40 (File No. 333-01107), as filed on
October 24, 2005, and by reference to Post-Effective Amendment No. 58 (File No.
333-01107), as filed on December 3, 2010.
(8.66)	Rule 22c-2 Shareholder Information Agreement entered into as of April 16, 2007 among Franklin/Templeton Distributors, Inc., ING Life Insurance and Annuity
Company, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance
Company and ReliaStar Life Insurance Company of New York · Incorporated by
reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4
(File No. 333-134760), as filed on July 27, 2007.
(8.67)	(Retail) Fund Participation Agreement dated October 1, 2000 between Aetna Life
Insurance and Annuity Company and Goldman, Sachs & Co.
(8.68)	(Retail) First Amendment dated September 11, 2009 to the Fund Participation
Agreement dated October 1, 2000 by and between ING Life Insurance and Annuity
Company, Goldman Sachs Trust and Goldman, Sachs & Co.
(8.69)	(Retail) Services Agreement dated May 1, 1999 by and among Aetna Investment
Services, Inc., Aetna Life Insurance and Annuity Company and Goldman, Sachs &
Co.
(8.70)	(Retail) First Amendment dated September 1, 2004 to the Services Agreement dated
May 1, 1999 by and among ING Financial Advisers, LLC, ING Life Insurance and
Annuity Company and Goldman, Sachs & Company
(8.71)	(Retail) Second Amendment dated July 29, 2009 to the Services Agreement dated
May 1, 1999 by and between ING Life Insurance and Annuity Company, ING
Institutional Plan Services, LLP, ING Financial Advisers, LLC, and Goldman, Sachs &
Co. and amended on September 1, 2004
(8.72)	Rule 22c-2 Agreement entered into as of April 16, 2007 and is effective as of
October 16, 2007 between Goldman, Sachs & Co., ING Life Insurance and Annuity
Company, ING National Trust, ING USA Annuity and Life Insurance Company,
ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York,
Security Life of Denver Insurance Company and Systematized Benefits
Administrators Inc.
(8.73)	Participation Agreement dated April 30, 2003 among ING Life Insurance and
Annuity Company, The GCG Trust and Directed Services, Inc. · Incorporated by
reference to Post-Effective Amendment No. 54 to Registration Statement on Form N-
1A (File No. 033-23512), as filed on August 1, 2003.

(8.74)	Amendment dated October 9, 2006 to the Participation Agreement dated April 30,
2003 among ING Life Insurance and Annuity Company, ING Investors Trust and
Directed Services, Inc. · Incorporated by reference to Post-Effective Amendment No.
47 to Registration Statement on Form N-4 (File No. 033-75962), as filed on
November 21, 2006.
(8.75)	Participation Agreement dated as of November 28, 2001 among Portfolio Partners,
Inc., Aetna Life Insurance and Annuity Company and Aetna Investment Services,
LLC · Incorporated by reference to Post-Effective Amendment No. 30 to
Registration Statement on Form N-4 (File No. 033-75962), as filed on April 8, 2002.
(8.76)	Amendment dated March 5, 2002 between Portfolio Partners, Inc. (to be renamed
ING Partners, Inc. effective May 1, 2002), Aetna Life Insurance and Annuity
Company (to be renamed ING Life Insurance and Annuity Company effective May
1, 2002) and Aetna Investment Services LLC (to be renamed ING Financial
Advisers, LLC) to Participation Agreement dated November 28, 2001 and amended on May 1, 2003, November 1, 2004, April 29, 2005, August 31, 2005, December 7,
2005 and April 28, 2006 · Incorporated by reference to Post-Effective Amendment
No. 30 to Registration Statement on Form N-4 (File No. 033-75962), as filed on
April 8, 2002, and by reference to Post-Effective Amendment No. 28 (File No. 033-
75988), as filed on April 10, 2003, and by reference to Post-Effective Amendment
No. 20 to Registration Statement on Form N-1A (File No. 333-32575), as filed on
April 1, 2005, and by reference to Post-Effective Amendment No. 32 (File No. 033-
81216), as filed on April 11, 2006, and by reference to Initial Registration (File No.
333-134760), as filed on June 6, 2006.
(8.77)	Shareholder Servicing Agreement (Service Class Shares) dated as of November 27,
2001 between Portfolio Partners, Inc. and Aetna Life Insurance and Annuity
Company · Incorporated by reference to Post-Effective Amendment No. 30 to
Registration Statement on Form N-4 (File No. 033-75962), as filed on April 8, 2002.
(8.78)	Amendment dated March 5, 2002 between Portfolio Partners, Inc. (to be renamed
ING Partners, Inc. effective May 1, 2002) and Aetna Life Insurance and Annuity
Company (to be renamed ING Life Insurance and Annuity Company effective May
1, 2002) to the Shareholder Servicing Agreement (Service Class Shares) dated
November 27, 2001 and amended on May 1, 2003, November 1, 2004, April 29,
2005, December 7, 2005 and April 28, 2006 · Incorporated by reference to Post-
Effective Amendment No. 30 to Registration Statement on Form N-4 (File No. 033-
75962), as filed on April 8, 2002, and by reference to Post-Effective Amendment
No.28 (File No. 033-75988), as filed on April 10, 2003, and by reference to Post-
Effective Amendment No. 32 (File No. 033-81216), as filed on April 11, 2006, and by reference to Initial Registration Statement (File No. 333-134760), as filed on June
6, 2006.

(8.79)	Fund Participation Agreement dated as of May 1, 1998 by and among Aetna Life
Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore
Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series,
Aetna Variable Portfolios, Inc. on behalf of each of its series and Aeltus Investment
Management, Inc. · Incorporated by reference to Registration Statement on Form N-
4 (File No. 333-56297), as filed on June 8, 1998.
(8.80)	Amendment dated November 9, 1998 to Fund Participation Agreement dated as of
May 1, 1998 by and among Aetna Life Insurance and Annuity Company and Aetna
Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced
VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation
Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series and Aeltus Investment Management, Inc. and amended on
December 31, 1999, February 11, 2000, May 1, 2000, February 27, 2001 and June
19, 2001 · Incorporated by reference to Post-Effective Amendment No. 2 to
Registration Statement on Form N-4 (File No. 333-56297), as filed on December 14,
1998, and by reference to Post-Effective Amendment No. 19 (File No. 333-01107),
as filed on February 16, 2000, and by reference to Post-Effective Amendment No. 20
(File No. 333-01107), as filed on April 4. 2000, and by reference to Post-Effective
Amendment No. 24 (File No. 333-01107), as filed on April 13, 2001, and by reference to Post-Effective Amendment No. 32 (File No. 033-75988), as filed on
April 13, 2004.
(8.81)	Service Agreement effective as of May 1, 1998 between Aeltus Investment
Management, Inc. and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna
Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series and Aetna
Variable Portfolios, Inc. on behalf of each of its series · Incorporated by reference to
Registration Statement on Form N-4 (File No. 333-56297), as filed on June 8, 1998.
(8.82)	Amendment dated November 4, 1998 and effective as of October 15, 1998 to Service
Agreement effective as of May 1, 1998 between Aeltus Investment Management, Inc.
and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna
Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation
Portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios, Inc. on behalf of each of its series and amended on February 11, 2000, May 1, 2000 and June
26, 2001 · Incorporated by reference to Post-Effective Amendment No. 2 to
Registration Statement on Form N-4 (File No. 333-56297), as filed on December 14,
1998, and by reference to Post-Effective Amendment No. 20 (File No. 333-01107),
as filed on April 4, 2000, and by reference to Post-Effective Amendment No. 32 (File
No. 033-75988), as filed on April 13, 2004.

(8.83)	Fund Participation Agreement dated as of May 1, 2001 among Pilgrim Variable
Products Trust (renamed ING Variable Products Trust), Aetna Life Insurance and
Annuity Company (renamed ING Life Insurance and Annuity Company) and ING
Pilgrim Securities, Inc. · Incorporated by reference to Post-Effective Amendment
No. 26 to Registration Statement on Form N-4 (File No. 333-01107), as filed on July
13, 2001.
(8.84)	Amendment dated August 30, 2002 between ING Life Insurance and Annuity
Company, ING Variable Products Trust (formerly known as Pilgrim Variable
Products Trust) and ING Funds Distributor to Fund Participation Agreement dated
May 1, 2001 · Incorporated by reference to Post-Effective Amendment No. 28 to
Registration Statement on Form N-4 (File No. 033-75988), as filed on April 10,
2003.
(8.85)	Administrative and Shareholder Services Agreement dated April 1, 2001 between
ING Funds Services, LLC and ING Life Insurance and Annuity Company
(Administrator for ING Variable Products Trust) · Incorporated by reference to
Post-Effective Amendment No. 28 to Registration Statement on Form N-4 (File No.
033-75988), as filed on April 10, 2003.
(8.86)	Rule 22c-2 Agreement dated no later than April 16, 2007 is effective October 16,
2007 between ING Funds Services, LLC, ING Life Insurance and Annuity Company,
ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life
Insurance Company, ReliaStar Life Insurance Company of New York, Security Life
of Denver Insurance Company and Systematized Benefits Administrators Inc. ·
Incorporated by reference to Post-Effective Amendment No. 50 to Registration
Statement on Form N-4 (File No. 033-75962), as filed on June 15, 2007.
(8.87)	(Retail) Participation Agreement dated as of October 1, 2000 by and among AIM
Equity Funds, AIM Distributors, Inc., and Aetna Life Insurance and Annuity
Company · Incorporated by reference to Initial Registration Statement on Form N-4
(File No. 333-105479), as filed on May 22, 2003.
(8.88)	(Retail) Amendment No. 1 dated January 1, 2003 to Participation Agreement dated as of October 1, 2000 by and among AIM Equity Funds (renamed Invesco Equity
Funds), AIM Distributors, Inc. (renamed Invesco Distributors, Inc.), and ING Life
Insurance and Annuity Company (f/k/a Aetna Life Insurance and Annuity Company)
and amended on March 31, 2011 and January 1, 2012 · Incorporated by reference to
Post-Effective Amendment No. 2 to Registration Statement on Form N-4 (File No.
333-105479), as filed on April 21, 2004, and by reference to Post-Effective
Amendment No. 59 (File No. 033-75962), as filed on April 3, 2012.
(8.89)	(Retail) Fourth Amendment dated September 24, 2012 to Participation Agreement dated as of October1, 2000 and amended on January 1, 2003, March 31, 2011 and
January 1, 2012 by and among ING Life Insurance and Annuity Company, ReliaStar
Life Insurance Company, ReliaStar Life Insurance Company of New York, ING
Financial Advisers, Inc., Invesco Investment Services, Inc. and Invesco Distributors,
Inc. · Incorporated by reference to Post-Effective Amendment No. 11 to Registration
Statement on Form N-4 (File No. 333-130822), as filed on April 3, 2013.

(8.90)	Rule 22c-2 Agreement dated no later than April 16, 2007 and is effective as of
October 16, 2007 between AIM Investment Services, Inc., ING Life Insurance and
Annuity Company, ING National Trust, ING USA Annuity and Life Insurance
Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of
New York, Security Life of Denver Insurance Company and Systematized Benefits
Administrators Inc. · Incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-4 (File No. 033-75962), as filed on June 15,
2007.
(8.91)	(Retail) Selling, Services and Fund Participation Agreement dated July 30, 2009 by and between ING Life Insurance and Annuity Company, ING Institutional Plan
Services, LLC, ING Financial Advisers, LLC and Ivy Funds Distributor, Inc.
(8.92)	Rule 22c-2 Agreement made and entered into July 15, 2009 between Ivy Funds
Distributor, Inc., ING Life Insurance and Annuity Company, ING National Trust,
ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company,
ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance
Company and Systematized Benefits Administrators Inc.
(8.93)	Services Agreement and Fund Participation Agreement dated as of December 7,
2010 by and between ING Life Insurance and Annuity Company, ING Institutional
Plan Services, LLC, ING Financial Advisers, LLC and JPMorgan Trust I, JPMorgan
Trust II, J.P. Morgan Fleming Mutual Fund Group, Inc., J.P. Morgan Mutual Fund
Group, J.P. Morgan Mutual Fund Investment Trust, Undiscovered Managers Funds,
and JPMorgan Value Opportunities Fund Inc. and J.P. Morgan Investment
Management Inc., Security Capital Research & Management Incorporated ·
Incorporated by reference to Post-Effective Amendment No. 46 to Registration
Statement on Form N-4 (File No. 033-81216), as filed on August 15, 2012.
(8.94)	Rule 22c-2 Agreement dated April 16, 2007 and is effective as of October 16, 2007, among JPMorgan Distribution Services, Inc. and ING Life Insurance and Annuity
Company · Incorporated by reference to Post-Effective Amendment No. 46 to
Registration Statement on Form N-4 (File No. 033-81216), as filed on August 15,
2012.
(8.95)	(Retail) Selling and Services Agreement dated February 1, 2001 by and among Aetna
Investment Services, LLC, Aetna Life Insurance and Annuity Company and Legg
Mason Wood Walker, Inc.
(8.96)	(Retail) Amendment to Schedule A dated December 31, 2004 to the Selling and
Services Agreement dated February 1, 2001 by and among Legg Mason Wood
Walker, Incorporated, The Legg Mason Funds, ING Life Insurance and Annuity
Company and ING Financial Advisers, LLC
(8.97)	(Retail) Second Amendment dated August 5, 2009 to the Selling and Services
Agreement dated February 1, 2001 and amended on December 31, 2004 by and between ING Life Insurance and Annuity Company, ING Institutional Plan Services,
LLP, ING Financial Advisers, LLC and Legg Mason Investor Services, LLC

(8.98)	(Retail) Third Amendment dated February 1, 2010 (effective December 4, 2009) to the Selling and Services Agreement dated February 1, 2001 and amended on
December 31, 2004 and August 5, 2009 by and among Legg Mason Investor
Services, LLC, ING Life Insurance and annuity company, ING Institutional Plan
Services, LLP and ING Financial Advisers, LLC
(8.99)	(Retail) Fund Participation Agreement dated February 1, 2001 by and between Aetna
Life Insurance and Annuity Company and Legg Mason Wood Walker, Inc.
(8.100)	(Retail) First Amendment dated March 1, 2011 to the Fund Participation Agreement dated February 1, 2001 by and among Legg Mason Investor Services, LLC, ING Life
Insurance and Annuity Company and ING Financial Advisers, LLC
(8.101)	(Retail) Second Amendment dated September 27, 2012 to the Fund Participation
Agreement dated February 1, 2001 and amended on March 1, 2011 by and among
Legg Mason Investor Services, LLC, ING Life Insurance and Annuity Company and
ING Financial Advisers, LLC
(8.102)	Rule 22c-2 Agreement dated April 16, 2007 and is effective as of October 16, 2007 between Legg Mason Investor Services, LLC, ING Life Insurance and Annuity
Company, ING National Trust, ING USA Annuity and Life Insurance Company,
ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York,
Security Life of Denver Insurance Company and Systematized Benefits
Administrators Inc.
(8.103)	(Retail) Selling and Services Agreement dated as of April 30, 2001 by and among
Aetna Investment Services, LLC, Aetna Life Insurance and Annuity Company
(renamed ING Life Insurance and Annuity Company) and Loomis Sayles
Distributors, L.P. · Incorporated by reference to Post-Effective Amendment No. 3 to
Registration Statement on Form N-4 (File No. 333-130822), as filed on April 11,
	2008	.
(8.104)	(Retail) First Amendment dated March 13, 2009 to the Selling and Services
Agreement dated April 30, 2001 between ING Financial Services, LLC (formerly
Aetna Investment Services, LLC), ING Institutional Plan Services, LLP, ING Life
Insurance and Annuity Company (formerly Aetna Life Insurance and Annuity
Company) and Natixis Distributors, L.P. (formerly IXIS Asset Management
Distributor, L.P.) prior thereto CDC IXIS Asset Management Distributors, L.P.
(Loomis Sayles) · Incorporated by reference to Post-Effective Amendment No. 5 to
Registration Statement on Form N-4 (File No. 333-130822), as filed on April 9,
	2009	.
(8.105)	(Retail) Letter Agreement dated January 16, 2002 to Selling and Services Agreement dated April 30, 2001 between Aetna Investment Services, LLC, Aetna Life Insurance and Annuity Company and Loomis Sayles Distributors, L.P. · Incorporated by
reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4
(File No. 333-130822), as filed on April 11, 2008.

(8.106)	(Retail) Letter Agreement dated May 20, 2003 and effective on July 1, 2003 to
Selling and Services Agreement dated April 30, 2001 between Aetna Investment
Services, LLC, Aetna Life Insurance and Annuity Company and Loomis Sayles
Distributors, L.P. · Incorporated by reference to Post-Effective Amendment No. 3 to
Registration Statement on Form N-4 (File No. 333-130822), as filed on April 11,
2008.
(8.107)	Rule 22c-2 Agreement dated March 27, 2007 and is effective as of October 16, 2007 between IXIS Asset Management Distributors, L.P. (Loomis Sayles), ING Life
Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life
Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance
Company of New York, Security Life of Denver Insurance Company and
Systematized Benefits Administrators Inc. · Incorporated by reference to Post-
Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 333-
130822), as filed on April 11, 2008.
(8.108)	(Retail) Selling and Services Agreement and Fund Participation Agreement dated
August 15, 2010 by and between ING Life Insurance and Annuity Company, ING
Institutional Plan Services, LLC, ING Financial Advisers, LLC, Metropolitan West
Asset Management, LLC, Metropolitan West Funds and BNY Mellon Distributors
Inc. · Incorporated by reference to Post-Effective Amendment No. 62 to Registration
Statement on Form N-4 (File No. 333-01107), as filed on April 4, 2013.
(8.109)	Rule 22c-2 Agreement made and entered into as of August 15, 2010 between
Metropolitan West Funds, BNY Mellon Distributors Inc., ING Life Insurance and
Annuity Company, ING National Trust, ING USA Annuity and Life Insurance
Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of
New York, Security Life of Denver Insurance Company and Systematized Benefits
Administrators Inc. · Incorporated by reference to Post-Effective Amendment No. 62 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 4,
2013.
(8.110)	(Retail) Participation Agreement dated September 15, 2000 by and between MFS
Fund Distributors, Inc. and Aetna Life Insurance and Annuity Company
(8.111)	(Retail) First Amendment effective January 1, 2007 to the Participation Agreement dated September 15, 2000 between ING Life Insurance and Annuity Company, MFS
Fund Distributors, Inc. and MFS Service Center, Inc.
(8.112)	(Retail) Second Amendment effective June 1, 2008 to the Participation Agreement dated September 15, 2000 and amended on January 1, 2007 by and among ING Life
Insurance and Annuity Company, MFS Fund Distributors, Inc. and MFS Service
Center, Inc.
(8.113)	(Retail) Third Amendment effective January 1, 2013 the Participation Agreement dated September 15, 2000 and amended on January 1, 2007 and June 1, 2008 by and among ING Life Insurance and Annuity Company, MFS Fund Distributors, Inc. and
MFS Service Center, Inc.

(8.114)	(Retail) Service Agreement dated April 1, 1998 by and among Aetna Life Insurance and Annuity Company, Aetna Investment Services, Inc. and MFS Fund Distributors,
Inc.
(8.115)	(Retail) Amendment No. 1 dated as of June 24, 1998 to the Service Agreement dated
April 1, 1998 by and among Aetna Life Insurance and Annuity Company, Aetna
Investment Services, Inc. and MFS Fund Distributors, Inc.
(8.116)	(Retail) Amendment No. 2 dated as of December 28, 1998 to the Service Agreement dated April 1, 1998 and amended on June 24, 1998 by and among Aetna Life
Insurance and Annuity Company, Aetna Investment Services, Inc. and MFS Fund
Distributors, Inc.
(8.117)	(Retail) Amendment No. 3 dated July 1, 1999 to the Service Agreement dated April
1, 1998 and amended on June 24, 1998 and December 28, 1998 by and among Aetna
Life Insurance and Annuity Company, Aetna Investment Services, Inc. and MFS
Fund Distributors, Inc.
(8.118)	(Retail) Fourth Amendment dated as of August 3, 2009 to the Service Agreement dated April 1, 1998 and amended on June 24, 1998, December 28, 1998 and July 1,
1999 by and between ING Life Insurance and Annuity Company, ING Institutional
Plan Services, LLP, ING Financial Advisers, LLC, MFS Fund Distributors, Inc. and
MFS Service Center, Inc.
(8.119)	Rule 22c-2 Agreement dated April 16, 2007, is effective as of October 16, 2007 between MFS Fund Distributors, Inc., ING Life Insurance and Annuity Company,
ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life
Insurance Company, ReliaStar Life Insurance Company of New York, Security Life
of Denver Insurance Company and Systematized Benefits Administrators Inc.
(8.120)	(Retail) Selling and Services Agreement and Fund Participation Agreement dated
August 10, 2005 by and among ING Life Insurance and Annuity Company, ING
Financial Advisers, LLC and Munder Series Trust and Munder Series Trust II
(8.121)	(Retail) First Amendment dated February 5, 2009 to the Selling and Services
Agreement and Participation Agreement dated August 10, 2005 by and between ING
Life Insurance and Annuity Company, ING Institutional Plan Services, LLP, ING
Financial Advisers, LLC and Munder Series Trust and Munder Series Trust II
(8.122)	Rule 22c-2 Agreement dated April 16, 2007, is effective as of October 16, 2007 between Munder Series Trust and Munder Series Trust II and ING Life Insurance
and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance
Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of
New York, Security Life of Denver Insurance Company and Systematized Benefits
Administrators Inc.
(8.123)	(Retail) Selling and Services Agreement and Fund Participation Agreement made and entered into as of September 11, 2007 by and among ING Life Insurance and
Annuity Company, ING Financial Advisers, LLC and Nuveen Investments, LLC
(8.124)	(Retail) Replacement Attachment A dated July 30, 2009 to the Selling and Services
Agreement and Fund Participation Agreement dated September 11, 2007

(8.125)	(Retail) First Amendment dated December 1, 2010 to the Selling and Services
Agreement and Participation Agreement dated September 11, 2007 by and between
ING Life Insurance and Annuity Company, ING Institutional Plan Services, LLC,
ING Financial Advisers, LLC and Nuveen Investments, LLC
(8.126)	(Retail) Second Amendment dated June 1, 2013 to the Selling and Services
Agreement and Participation Agreement dated September 11, 2007 by and between
ING Life Insurance and Annuity Company, ING Institutional Plan Services, LLC,
ING Financial Advisers, LLC and Nuveen Investments, LLC and amended on
December 1, 2010
(8.127)	Rule 22c-2 Agreement dated no later than April 16, 2007 and is effective as of
October 16, 2007 between Nuveen Investments, LLC, ING Life Insurance and
Annuity Company, ING National Trust, ING USA Annuity and Life Insurance
Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of
New York, Security Life of Denver Insurance Company and Systematized Benefits
Administrators Inc.
(8.128)	(Retail) Fund Participation Agreement dated August 15, 2000 between Oppenheimer and Aetna Life Insurance and Annuity Company · Incorporated by reference to Post-
Effective Amendment No. 23 to Registration Statement on Form N-4 (File No. 333-
01107), as filed on December 13, 2000.
(8.129)	(Retail) First Amendment dated October 1, 2012 to the Participation Agreement dated as of August 15, 2000 between ING Life Insurance and Annuity Company,
OppenheimerFunds Distributor, Inc. and OppenheimerFunds Services · Incorporated
by reference to Post-Effective Amendment No. 13 to Registration Statement on Form
N-4 (File No. 333-134760), as filed on December 20, 2012.
(8.130)	(Retail) Second Amendment dated February 1, 2013 to the Participation Agreement dated August 15, 2000 between ING Life Insurance and Annuity Company, ING
Financial Advisers, LLC, OppenheimerFunds Distributor, Inc. and Shareholder
Services, Inc.
(8.131)	(Retail) Third Amendment dated November 4, 2013 to the Participation Agreement dated August 15, 2000 between ING Life Insurance and Annuity Company, ING
Financial Advisers, LLC, OppenheimerFunds Distributor, Inc. and Shareholder
Services, Inc.
(8.132)	Rule 22c-2 Agreement dated no later than April 16, 2007 and is effective as of
October 16, 2007 between Oppenheimer Funds Services, ING Life Insurance and
Annuity Company, ING National Trust, ING USA Annuity and Life Insurance
Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of
New York, Security Life of Denver Insurance Company and Systematized Benefits
Administrators Inc. · Incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-4 (File No. 033-75962), as filed on June 15,
2007.

(8.133)	Parnassus Selling and Services Agreement and Fund Participation Agreement dated
2008 by and between ING Life Insurance and Annuity Company, ING Financial
Advisers, LLC, and Parnassus Funds Distributor · Incorporated by reference to
Initial Registration Statement on Form N-4 (File No. 333-167680), as filed on June
22, 2010.
(8.134)	Rule 22c-2 Agreement made and entered as of this 1 day of September, 2008 between Parnassus Funds Distributors and ING Life Insurance and Annuity
Company, ING National Trust, ING USA Annuity and Life Insurance Company,
ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York
and Systematized Benefits Administrators Inc. · Incorporated by reference to Initial
Registration Statement on Form N-4 (File No. 333-167680), as filed on June 22,
2010.
(8.135)	(Retail) Selling and Services Agreement and Fund Participation Agreement dated
March 11, 2003 by and among ING Life Insurance and Annuity Company, ReliaStar
Life Insurance Company, ReliaStar Life Insurance Company of New York, ING
Financial Advisers, LLC and PIMCO Advisors Distributors LLC · Incorporated by
reference to Post-Effective Amendment No. 55 to Registration Statement on Form N-
4 (File No. 333-01107), as filed on April 15, 2009.
(8.136)	(Retail) First Amendment entered into as of December 31, 2003 to Selling and
Services Agreement and Fund Participation Agreement between ING Life Insurance and Annuity Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance
Company of New York, ING Financial Advisers, LLC and PIMCO Advisors
Distributors LLC (renamed Allianz Global Investors Distributors LLC) dated as of
March 11, 2003 and amended on July 1, 2005, October 1, 2008, March 10, 2009 and
January 26, 2011 · Incorporated by reference to Post-Effective Amendment No. 55 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 15,
2009, and by reference to Post-Effective Amendment No. 56 (File No. 333-01107),
as filed on December 18, 2009.
(8.137)	(Retail) Sixth Amendment dated as of January 9, 2014 to the Selling and Services
Agreement and Participation Agreement dated as of March 11, 2003 by and between
ING Life Insurance and Annuity Company, ReliaStar Life Insurance Company,
ReliaStar Life Insurance Company of New York, ING USA Annuity and Life
Insurance Company, ING Institutional Plan Services, LLC, ING Financial Advisers,
LLC, Allianz Global Investors Distributors LLC and Allianz Global Investors Fund
Management LLC and amended on December 31, 2003, July 1, 2005, October 1,
2008, March 10, 2009 and January 26, 2011

(8.138)	Rule 22c-2 Agreement dated no later than April 16, 2007, is effective as of the 16th day of October, 2007 between Allianz Global Investors Distributors LLC, ING Life
Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life
Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance
Company of New York, Security Life of Denver Insurance Company and
Systematized Benefits Administrators Inc. · Incorporated by reference to Pre-
Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-
139695), as filed on July 6, 2007.
(8.139)	(Retail) Service Agreement dated May 1, 2002 by and among ING Financial
Advisers, LLC, ING Life Insurance and Annuity Company and Prudential
Investment Management Services LLC and Prudential Mutual Fund Services LLC
(8.140)	(Retail) First Amendment dated as of August 14, 2009 to the Services Agreement dated May 1, 2002 by and between ING Life Insurance and Annuity Company, ING
Institutional Plan Services, LLC, ING Financial Advisers, LLC, Prudential
Investment Management Services LLC and Prudential Mutual Fund Services LLC
(8.141)	(Retail) Fund Participation Agreement dated May 1, 2002 by and between ING Life
Insurance and Annuity Company, Prudential Investment Management Services LLC
and Prudential Mutual Fund Services LLC
(8.142)	Rule 22c-2 Agreement dated March 26, 2007, is effective as of October 16, 2007 between Prudential Investment Management Services LLC, ING Life Insurance and
Annuity Company, ING National Trust, ING USA Annuity and Life Insurance
Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of
New York, Security Life of Denver Insurance Company and Systematized Benefits
Administrators Inc.
(8.143)	(Retail) Selling and Services Agreement and Fund Participation Agreement dated
January 7, 2010 by and between ING Life Insurance and Annuity Company, ING
Institutional Plan Services, LLC, ING Financial Advisers, LLC and M. J. Whitman
LLC (Third Avenue)
(8.144)	Rule 22c-2 Agreement dated January 7, 2010 between M.J. Whitman LLC (Third
Avenue), ING Life Insurance and Annuity Company, ING National Trust, ING USA
Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar
Life Insurance Company of New York, Security Life of Denver Insurance Company
and Systematized Benefits Administrators Inc.
(8.145)	Selling and Services Agreement and Fund Participation Agreement dated January 17,
2011 by and between ING Life Insurance and Annuity Company, ING Institutional
Plan Services, LLC, ING Financial Advisers, LLC and USAA Investment
Management Company · Incorporated by reference to Post-Effective Amendment
No. 1 to Registration Statement on Form N-4 (File No. 333-167680), as filed on
February 11, 2011.
(8.146)	First Amendment dated as of September 17, 2013 to the Selling and Services
Agreement and Fund Participation Agreement dated as of January 17, 2011 by and between ING Life Insurance and Annuity Company, ING Institutional Plan Services,
LLC, ING Financial Advisers, LLC and USAA Investment Management Company

(8.147)	Rule 22c-2 Agreement dated January 17, 2011 among USAA Mutual Funds Trust,
ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity
and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life
Insurance Company of New York, Security Life of Denver Insurance Company and
Systematized Benefits Administrators Inc. · Incorporated by reference to Post-
Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-
167680), as filed on February 11, 2011.
(8.148)	Selling and Services Agreement and Fund Participation Agreement dated September
26, 2005 by and among ING Life Insurance and Annuity Company, ING Financial
Advisers, LLC and Columbia Management Distributors, Inc. · Incorporated by
reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4
(File No. 333-130822), as filed on April 11, 2008.
(8.149)	First Amendment dated April 1, 2008 to Selling and Services Agreement and Fund
Participation Agreement effective as of September 26, 2005 by and among ING Life
Insurance and Annuity Company, ING Financial Advisers, LLC and Columbia
Management Distributors, Inc. and amended on February 18, 2009, March 21, 2011,
August 11, 2011 and November 1, 2012 · Incorporated by reference to Post-
Effective Amendment No. 11 to Registration Statement on Form N-4 (File No. 333-
109860), as filed on December 15, 2008, and by reference to Post-Effective
Amendment No. 5 (File No. 333-130822), as filed on April 9, 2009, and by reference to Post-Effective Amendment No. 3 (File No. 333-167680), as filed on April 4, 2012, and by reference to Post-Effective Amendment No. 13 (File No. 333-134760), as
filed on December 20, 2012.
(8.150)	Fifth Amendment dated as November 1, 2012 to Selling and Services Agreement and
Participation Agreement effective as of September 26, 2005 by and among Columbia
Management Investment Distributors, Inc. (formerly RiverSource Fund Distributors,
Inc.), Columbia Management Investment Services Corp. (formerly RiverSource
Service Corporation), ING Life Insurance and Annuity Company, ING Institutional
Plan Services, LLC and ING Financial Advisers, LLC · Incorporated by reference to
Post-Effective Amendment No. 11 to Registration Statement on Form N-4 (File No.
333-130822), as filed on April 3, 2013.
(8.151)	Fund Participation Agreement effective as of May 1, 2004 between Wanger Advisors
Trust, Columbia Wanger Asset Management, LP, ING Life Insurance and Annuity
Company and ReliaStar Life Insurance Company · Incorporated by reference to
Post-Effective Amendment No. 38 to Registration Statement on Form N-4 (File No.
333-01107), as filed on February 11, 2005.
(8.152)	First Amendment dated May 7, 2007 to Fund Participation Agreement effective as of
May 1, 2004 between Columbia Wanger Asset Management, LP, Wanger Advisors
Trust, ING Life Insurance and Annuity Company and ReliaStar Life Insurance
Company · Incorporated by reference to Post-Effective Amendment No. 53 to
Registration Statement on Form N-4 (File No. 333-01107), as filed on August 18,
2008.

(8.153)	Service Agreement with Investment Adviser effective as of May 1, 2004 between
Columbia Wanger Asset Management, LP, ING Life Insurance and Annuity
Company, ING Insurance Company of America, and ReliaStar Life Insurance
Company · Incorporated by reference to Post-Effective Amendment No. 38 to
Registration Statement on Form N-4 (File No. 333-01107), as filed on February 11,
2005.
(8.154)	Rule 22c-2 Agreement dated April 16, 2007 and is effective as of October 16, 2007 among Columbia Management Services, Inc., ING Life Insurance and Annuity
Company, ING National Trust, ING USA Annuity and Life Insurance Company,
ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York,
Security Life of Denver Insurance Company and Systematized Benefits
Administrators Inc. · Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 333-134760), as filed on July 27,
2007.
(8.155)	First Amendment to Rule 22c-2 Agreement dated March 21, 2011 by and between
Columbia Management Investment Services Corp., ING Life Insurance and Annuity
Company, ING National Trust, ING USA Annuity and Life Insurance Company,
ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New
York, Security Life of Denver Insurance Company and Systematized Benefits
Administrators Inc. · Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 333-167680), as filed on April 4,
2012.
(9)	Opinion and Consent of Counsel
(10)	Consent of Independent Registered Public Accounting Firm
(11)	Not applicable
(12)	Not applicable
(13)	Powers of Attorney

Item 25. Directors and Officers of the Depositor*

Name	Principal Business Address	Positions and Offices with Depositor
Mary (Maliz) E. Beams	One Orange Way	Director and President
Windsor, CT 06095-4774
Alain M. Karaoglan	230 Park Avenue	Director
New York, NY 10169
Rodney O. Martin, Jr.	230 Park Avenue	Director
New York, NY 10169
Chetlur S. Ragavan	230 Park Avenue	Director, Executive Vice President and
	New York, NY 10169	Chief Risk Officer
Michael S. Smith	1475 Dunwoody Drive	Director
West Chester, PA 19380

Name	Principal Business Address	Positions and Offices with Depositor

Ewout L. Steenbergen	230 Park Avenue	Director and Executive Vice President,
	New York, NY 10169	Finance
Tina A. Campbell	30 Braintree Hill Office Park,	Senior Vice President and Deputy
	Floors 2-4	General Counsel
Braintree, MA 02184
Boyd G. Combs	5780 Powers Ferry Road, N.W.	Senior Vice President, Tax
Atlanta, GA 30327-4390
Ralph R. Ferraro	One Orange Way	Senior Vice President
Windsor, CT 06095-4774
Michael J. Gioffre	One Orange Way	Senior Vice President, Compliance
Windsor, CT 06095-4774
Howard F. Greene	230 Park Avenue	Senior Vice President, Compensation
New York, NY 10169
Megan A. Huddleston	One Orange Way	Senior Vice President and Secretary
Windsor, CT 06095-4774
Christine L. Hurtsellers	5780 Powers Ferry Road, N.W.	Senior Vice President
Atlanta, GA 30327-4390
Mark B. Kaye	One Orange Way	Senior Vice President and Chief
	Windsor, CT 06095-4774	Financial Officer
Patrick D. Lusk	1475 Dunwoody Drive	Senior Vice President and Appointed
	West Chester, PA 19380	Actuary
Richard T. Mason	One Orange Way	Senior Vice President
Windsor, CT 06095-4774
Gilbert E. Mathis	5780 Powers Ferry Road, N.W.	Senior Vice President
Atlanta, GA 30327-4390
David S. Pendergrass	5780 Powers Ferry Road, N.W.	Senior Vice President and Treasurer
Atlanta, GA 30327-4390
Steven T. Pierson	5780 Powers Ferry Road, N.W.	Senior Vice President and Chief
	Atlanta, GA 30327-4390	Accounting Officer
Anne M. Iezzi	One Orange Way	Vice President and Chief Compliance
	Windsor, CT 06095-4774	Officer

* These individuals may also be directors and/or officers of other affiliates of the Company.

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

Voya Financial, Inc. Holding Company System

04/07/2014
Voya Financial, Inc. (*1) Non-Insurer (Delaware) 52-1222820	ING GROEP N.V. Non-Insurer (The Netherlands) No FEIN

ING North America Insurance Corporation Non-Insurer (Delaware) 52-1317217

ING Payroll Management, Inc. Non-Insurer (Delaware) 52-2197204

ING Risk Management (Bermuda) Limited Non-Insurer (Bermuda) No FEIN Assigned

Lion Connecticut Holdings Inc. Non-Insurer (Connecticut) 02-0488491

IB Holdings LLC Non-Insurer (Virginia) 41-1983894

The New Providence Insurance Company, Limited Non-Insurer (Cayman Islands) 98-0161114

04/07/14	ING Financial Partners, Inc. Non-Insurer (Minnesota) 41-0945505

Page 1	ING Investment Management LLC Non-Insurer (Delaware) 58-2361003

ING Investment Management Co. LLC Non-Insurer (Delaware) 06-0888148

ING Investment Management (Bermuda) Holdings Limited Non-Insurer (Bermuda)

ING Investment Trust Co. Non-Insurer (Connecticut) 06-1440627

ING Investment Management (UK) Limited Non-Insurer (United Kingdom)

ING Investment Management Alternative Assets LLC Non Insurer (Delaware) 13-4038444

ING Alternative Asset Management LLC Non-Insurer (Delaware) 13-3863170

ING Furman Selz Investments III LLC (*2) Non-Insurer (Delaware) 13-4127836

ING Realty Group LLC Non-Insurer (Delaware) 13-4003969

ING Pomona Holdings LLC Non-Insurer (Delaware) 13-4152011

Pomona G. P. Holdings LLC (*3) Non-Insurer (Delaware) 13-4150600

Pomona Management LLC Non-Insurer (Delaware) 13-4149700

ING Alternative Asset Management Ireland Limited Non-Insurer (Ireland)

ING Capital Corporation, LLC Non-Insurer (Delaware) 86-1020892

ING Funds Services, LLC Non-Insurer (Delaware) 86-1020893

ING Investments Distributor, LLC Non-Insurer (Delaware) 03-0485744

ING Investments, LLC Non-Insurer (Arizona) 03-0402099

04/07/14	ING Life Insurance and Annuity Company Insurer (Connecticut) 71-0294708 NAIC 86509

Page 2	Directed Services LLC Non-Insurer (Delaware) 14-1984144

ING Financial Advisers, LLC Non-Insurer (Delaware) 06-1375177

ING National Trust Non-Insurer (Minnesota) 41-1966125

Systematized Benefits Administrators, Inc. Non-Insurer (Connecticut) 06-0889923

ING USA Annuity and Life Insurance Company Insurer (Iowa) 41-0991508 NAIC 80942

ReliaStar Life Insurance Company Insurer (Minnesota) 41-0451140 NAIC 67105

ReliaStar Life Insurance Company of New York Insurer (New York) 53-0242530 NAIC 61360

Roaring River, LLC Insurer (Missouri) 26-3355951 NAIC 13583

Roaring River II, LLC Insurer (Missouri) 27-2278894 NAIC 14007

04/07/14	ING Institutional Plan Services, LLC Non-Insurer (Delaware) 04-3516284)

Page 3	NG Investment Advisors, LLC Non-Insurer (New Jersey) 22-1862786

Australia Retirement Services Holding, LLC Non-Insurer (Delaware) 26-0037599

ILICA Inc. Non-Insurer (Connecticut) 06-1067464

ING International Nominee Holdings, Inc. Non-Insurer (Connecticut) 06-0952776

AII 1, LLC Non-Insurer (Connecticut) No tax id

AII 2, LLC Non-Insurer (Connecticut) No tax id

AII 3, LLC Non-Insurer (Connecticut) No tax id

AII 4, LLC Non-Insurer (Connecticut) No tax id

ING Insurance Services, Inc. Non-Insurer (Connecticut) 06-1465377

Langhorne I, LLC Non-Insurer (Missouri) 46-1051195 NAIC: 15365

Security Life Assignment Corp. Non-Insurer (Colorado) 84-1437826

Security Life of Denver Insurance Company Insurer (Colorado) 84-0499703 NAIC 68713

ING America Equities, Inc. Non-Insurer (Colorado) 84-1251388

Midwestern United Life Insurance Company Insurer (Indiana) 35-0838945 NAIC 66109

Whisperingwind III, LLC Insurer (South Carolina) 35-2282787 NAIC 12984

Roaring River IV Holding, LLC Non-Insurer (Delaware) 45-3607309

Roaring River IV, LLC Insurer (Missouri) 80-0955075 NAIC 15364

Roaring River III Holding, LLC Non-Insurer (Delaware) 45-4771241

Roaring River III, LLC Insurer (Missouri) 80-0795318 NAIC 14416

Security Life of Denver International Limited Insurer (Cayman Islands) 98-0138339

Lion Custom Investments LLC Non-Insurer (Delaware) 98-0138339

SLDI Georgia Holdings, Inc. Non-Insurer (Georgia) 27-1108872

Lion II Custom Investments LLC Non-Insurer (Delaware) 27-1108872

Rancho Mountain Properties, Inc. Non-Insurer (Delaware) 27-2987157

IIPS of Florida, LLC Non-Insurer (Florida)

ING Financial Products Company, Inc. Non-Insurer (Delaware) 26-1956344

04/07/14

*1	As of March 25, 2014, approximately 43% of the common stock of ING U.S., Inc. is owned by ING Groep N.V. and approximately 57% by Public Shareholders. As of March 25, 2014 ING U.S., Inc. became an affiliate of ING Groep N.V., and is no longer considered a subsidiary of ING Groep N.V.
*2	ING Furman Selz Investments III LLC owned 95.81% by ING Investment Management Alternative Assets LLC and 4.19% owned by Third Party Sharreholder.
*3	Pomona G. P. Holdings LLC owned 50% by ING Pomona Holdings LLC and 50% ownd by Third Party Shareholder.

Item 27. Number of Contract Owners

As of February 28, 2014, there were 639,666 individuals holding interests in variable annuity contracts funded through Variable Annuity Account C of ING Life Insurance and Annuity
Company.

Item 28. Indemnification

Section 33-779 of the Connecticut General Statutes (“CGS”) provides that a corporation may provide indemnification of or advance expenses to a director, officer, employee or agent only as permitted by Sections 33-770 to 33-778, inclusive, of the CGS. Reference is hereby made to
Section 33-771(e) of the CGS regarding indemnification of directors and Section 33-776(d) of
CGS regarding indemnification of officers, employees and agents of Connecticut corporations.
These statutes provide in general that Connecticut corporations incorporated prior to January 1,
1997 shall, except to the extent that their certificate of incorporation expressly provides otherwise, indemnify their directors, officers, employees and agents against “liability” (defined as the obligation to pay a judgment, settlement, penalty, fine, including an excise tax assessed with respect to an employee benefit plan, or reasonable expenses incurred with respect to a proceeding) when (1) a determination is made pursuant to Section 33-775 that the party seeking indemnification has met the standard of conduct set forth in Section 33-771 or (2) a court has determined that indemnification is appropriate pursuant to Section 33-774. Under Section 33-
775, the determination of and the authorization for indemnification are made (a) by two or more disinterested directors, as defined in Section 33-770(2); (b) by special legal counsel; (c) by the shareholders; or (d) in the case of indemnification of an officer, agent or employee of the corporation, by the general counsel of the corporation or such other officer(s) as the board of directors may specify. Also, Section 33-772 with Section 33-776 provide that a corporation shall indemnify an individual who was wholly successful on the merits or otherwise against reasonable expenses incurred by him in connection with a proceeding to which he was a party because he is or was a director, officer, employee, or agent of the corporation. Pursuant to
Section 33-771(d), in the case of a proceeding by or in the right of the corporation or with respect to conduct for which the director, officer, agent or employee was adjudged liable on the basis that he received a financial benefit to which he was not entitled, indemnification is limited to reasonable expenses incurred in connection with the proceeding against the corporation to which the individual was named a party.

A corporation may procure indemnification insurance on behalf of an individual who is or was a director of the corporation. Consistent with the laws of the State of Connecticut, Voya Financial, Inc.
maintains Professional Liability and fidelity bond insurance policies issued by an international insurer. The policies cover Voya Financial, Inc. and any company in which Voya Financial, Inc. has a controlling financial interest of 50% or more. These policies include either or both the principal underwriter, the depositor and any/all assets under the care, custody and control of Voya Financial,
Inc. and/or its subsidiaries. The policies provide for the following types of coverage: errors and omissions/professional liability, employment practices liability and fidelity/crime (a.k.a.
“Financial Institutional Bond”).

Section 20 of the ING Financial Advisers, LLC Limited Liability Company Agreement executed as of November 28, 2000 provides that ING Financial Advisers, LLC will indemnify certain persons against any loss, damage, claim or expenses (including legal fees) incurred by such person if he is made a party or is threatened to be made a party to a suit or proceeding because he was a member, officer, director, employee or agent of ING Financial Advisers, LLC, as long as he acted in good faith on behalf of ING Financial Advisers, LLC and in a manner reasonably believed to be within the scope of his authority. An additional condition requires that no person shall be entitled to indemnity if his loss, damage, claim or expense was incurred by reason of his gross negligence or willful misconduct. This indemnity provision is authorized by and is consistent with Title 8, Section 145 of the General Corporation Law of the State of Delaware.

Item 29. Principal Underwriter

(a) In addition to serving as the principal underwriter for the Registrant, ING Financial
Advisers, LLC acts as the principal underwriter for Variable Life Account B of ING Life
Insurance and Annuity Company (ILIAC), Variable Annuity Account C of ILIAC,
Variable Annuity Account I of ILIAC and Variable Annuity Account G of ILIAC (separate accounts of ILIAC registered as unit investment trusts under the 1940 Act). ING Financial
Advisers, LLC is also the principal underwriter for (i) Separate Account N of ReliaStar
Life Insurance Company (RLIC) (a separate account of RLIC registered as a unit investment trust under the 1940 Act), (ii) ReliaStar Select Variable Account of ReliaStar
Life Insurance Company (a separate account of RLIC registered as a unit investment trust under the 1940 Act), (iii) MFS ReliaStar Variable Account (a separate account of RLIC registered as a unit investment trust under the 1940 Act), (iv) Northstar Variable Account
(a separate account of RLIC registered as a unit investment trust under the 1940 Act), (v)
ReliaStar Life Insurance Company of New York Variable Annuity Funds A, B and C (a
management investment company registered under the 1940 Act), (vi) ReliaStar Life
Insurance Company of New York Variable Annuity Funds D, E, F, G, H and I (a
management investment company registered under the 1940 Act), (vii) ReliaStar Life
Insurance Company of New York Variable Annuity Funds M, P and Q (a management investment company registered under the1940 Act), and (viii) ReliaStar Life Insurance
Company of New York Variable Annuity Funds M and P (a management investment company registered under the1940 Act).

(b) The following are the directors and officers of the Principal Underwriter:

Name	Principal Business Address	Positions and Offices with Underwriter

Patrick J. Kennedy	One Orange Way	Director and President
Windsor, CT 06095-4774

Karl S. Lindberg	909 Locust Street	Director
Des Moines, IA 50309

Richard H. Linton, Jr.	One Orange Way	Director
Windsor, CT 06095-4774

Regina A. Gordon	One Orange Way	Chief Compliance Officer
Windsor, CT 06095-4774

Name	Principal Business Address	Positions and Offices with Underwriter

Kristin H. Hultgren	One Orange Way	Chief Financial Officer
Windsor, CT 06095-4774

Brian M. Wilson	One Orange Way	Assistant Chief Financial Officer
Windsor, CT 06095-4774

Boyd G. Combs	5780 Powers Ferry Road, N.W.	Senior Vice President, Tax
Atlanta, GA 30327-4390

M. Bishop Bastien	1474 Stone Point Drive, Suite 129	Vice President
Roseville, CA 95661

Dianne C. Bogoian	One Orange Way	Vice President
Windsor, CT 06095-4774

Mary K. Carey-Reid	One Orange Way	Vice President
Windsor, CT 06095-4774

Nancy D. Clifford	One Orange Way	Vice President
Windsor, CT 06095-4774

William P. Elmslie	One Orange Way	Vice President
Windsor, CT 06095-4774

Joseph J. Elmy	5780 Powers Ferry Road, N.W.	Vice President, Tax
Atlanta, GA 30327-4390

Bernard P. Heffernon	10740 Nall Avenue, Suite 120	Vice President
Overland Park, KS 66211

Mark E. Jackowitz	22 Century Hill Drive, Suite 101	Vice President
Latham, NY 12110

David A. Kelsey	One Orange Way	Vice President
Windsor, CT 06095-4774

George D. Lessner, Jr.	15455 North Dallas Parkway	Vice President
Suite 1250
Addison, TX 75001

David J. Linney	2900 North Loop West, Suite 180	Vice President
Houston, TX 77092

Richard T. Mason	One Orange Way	Vice President
Windsor, CT 06095-4774

David S. Pendergrass	5780 Powers Ferry Road, N.W.	Vice President and Treasurer
Atlanta, GA 30327-4390

Michael J. Pise	One Orange Way	Vice President
Windsor, CT 06095-4774

Spencer T. Shell	5780 Powers Ferry Road, N.W.	Vice President and Assistant Treasurer
Atlanta, GA 30327-4390

Frank W. Snodgrass	9020 Overlook Blvd.	Vice President
Brentwood, TN 37027

Name	Principal Business Address	Positions and Offices with Underwriter

Terran R. Titus	One Orange Way	Vice President
Windsor, CT 06095-4774

Judeen T. Wrinn	One Orange Way	Vice President
Windsor, CT 06095-4774

Nancy B. Stillman	One Orange Way	Assistant Vice President
Windsor, CT 06095-4774

Megan A. Huddleston	One Orange Way	Secretary
Windsor, CT 06095-4774

C. Nikol Gianopoulos	20 Washington Avenue South	Assistant Secretary
Minneapolis, MN 55401

Angelia M. Lattery	20 Washington Avenue South	Assistant Secretary
Minneapolis, MN 55401

Tina M. Nelson	20 Washington Avenue South	Assistant Secretary
Minneapolis, MN 55401

Melissa A. O’Donnell	20 Washington Avenue South	Assistant Secretary
Minneapolis, MN 55401

Jennifer M. Ogren	20 Washington Avenue South	Assistant Secretary
Minneapolis, MN 55401

Barry L. Eidex	5780 Powers Ferry Road, N.W.	Tax Officer
Atlanta, GA 30327-4390

Terry L. Owens	5780 Powers Ferry Road, N.W.	Tax Officer
Atlanta, GA 30327-4390

(c) Compensation to Principal Underwriter during last fiscal year:

(1)	(2)	(3)	(4)	(5)

Name of	Net Underwriting	Compensation
Principal	Discounts and	on Redemption	Brokerage
Underwriter	Commissions	or Annuitization	Commissions	Compensation*

ING Financial				$54,391,135.63
Advisers, LLC

*	Reflects compensation paid to ING Financial Advisers, LLC attributable to regulatory and operating expenses associated with the distribution of all registered variable annuity products issued by Variable Annuity Account C of ING Life Insurance and Annuity
Company during 2013.

Item 30.	Location of Accounts and Records

All accounts, books and other documents required to be maintained by Section 31(a) of the 1940
Act and the rules under it relating to the securities described in and issued under this Registration
Statement are maintained by ING Life Insurance and Annuity Company at One Orange Way,
Windsor, Connecticut 06095-4774 and at ING Americas at 5780 Powers Ferry Road, NW,
Atlanta, Georgia 30327-4390.

Item 31.	Management Services

Not applicable

Item 32.	Undertakings

Registrant hereby undertakes:

(a)	to file a post-effective amendment to this registration statement on Form N-4 as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for as long as payments under the variable annuity contracts may be accepted;

(b)	to include as part of any application to purchase a contract offered by a prospectus which is part of this registration statement on Form N-4, a space that an applicant can check to request a Statement of Additional Information; and

(c)	to deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

The Company hereby represents that with respect to plans established pursuant to Section 403(b)
of the Internal Revenue Code of 1986, as amended, that are subject to the Employee Retirement
Income Security Act of 1974, as amended (“ERISA”), it is relying on and complies with the terms of the SEC Staff’s No-Action Letter dated August 30, 2012, with respect to participant acknowledgement of and language concerning withdrawal restrictions applicable to such plans.
See ING Life Insurance and Annuity Company; S.E.C. No-Action Letter, 2012 WL 3862169,
August 30, 2012.

Except in relation to 403(b) plans subject to ERISA, the Company hereby represents that it is relying on and complies with the provisions of Paragraphs (1) through (4) of the SEC Staff’s No-
Action Letter dated November 28, 1988, with respect to language concerning withdrawal restrictions applicable to plans established pursuant to Section 403(b) of the Internal Revenue
Code of 1986, as amended. See American Council of Life Insurance; S.E.C. No-Action Letter,
1988 WL 1235221, November 28, 1988.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and
Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities
(other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ING Life Insurance and Annuity Company represents that the fees and charges deducted under the contracts covered by this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

SIGNATURES

As required by the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant,
Variable Annuity Account C of ING Life Insurance and Annuity Company, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment to its
Registration Statement on Form N-4 (File No. 333-167680) and has duly caused this Post-Effective
Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the Town of
Windsor, State of Connecticut, on the 9th day of April, 2014.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
(Registrant)

	By:	ING LIFE INSURANCE AND ANNUITY
COMPANY
(Depositor)

	By:	Mary (Maliz) E. Beams*
Mary (Maliz) E. Beams
President
(principal executive officer)

As required by the Securities Act of 1933, this Post-Effective Amendment No. 6 to the
Registration Statement has been signed by the following persons in the capacities and on the date indicated.

Signature	Title			Date

Mary (Maliz) E. Beams*	Director and President		)
Mary (Maliz) E. Beams	(principal executive officer))
)
Mark B. Kaye*	Senior Vice President and Chief Financial Officer		)
Mark B. Kaye	(principal financial officer))
)
Steven T. Pierson*	Senior Vice President and Chief Accounting Officer		)
Steven T. Pierson	(principal accounting officer))
)
Alain M. Karaoglan*	Director		)	April
Alain M. Karaoglan			)	9, 2014
)
Rodney O. Martin*	Director		)
Rodney O. Martin			)
)
Chetlur S. Ragavan*	Director		)
Chetlur S. Ragavan			)
)
Michael S. Smith*	Director		)
Michael S. Smith			)
)

Ewout L. Steenbergen*	Director	)
Ewout L. Steenbergen		)

By: /s/J. Neil McMurdie
J. Neil McMurdie
*Attorney-in-Fact

VARIABLE ANNUITY ACCOUNT C
EXHIBIT INDEX

Exhibit No.	Exhibit

24(b) (3.4)	Amendment No. 1 made and entered into as of December 1, 2013 to the Intercompany Agreement dated as of December 22, 2010 by and among Directed Services LLC and ING Life Insurance and
Annuity Company

24(b) (3.6)	Amendment No. 1 made and entered into as of December 1, 2013 to the Intercompany Agreement dated as of December 22, 2010 by and among ING Investment Management LLC and ING Life
Insurance and Annuity Company

24(b) (8.4)	(Retail) Selling and Services Agreement and Fund Participation
Agreement made and entered into June 27, 2008 by and among
ING Life Insurance and Annuity Company, ING Financial
Advisers, LLC, American Beacon Advisors, Inc. and Foreside Fund
Services, LLC

24(b) (8.5)	(Retail) American Beacon Advisors, Inc. Assignment of Selling
and Services Agreement and Fund Participation Agreement Letter
dated June 24, 2008 agreed and consented to by ING Life Insurance and Annuity Company and ING Financial Advisors, LLC

24(b) (8.6)	(Retail) First Amendment dated February 9, 2009 to the Selling and
Services Agreement and Participation Agreement dated June 27,
2008 by and between ING Life Insurance and Annuity Company,
ING Institutional Plan Services, LLP, ING Financial Advisers,
LLC and American Beacon Advisers, Inc.

24(b) (8.7)	(Retail) Second Amendment dated July 14, 2009 to the Selling and
Services Agreement and Participation Agreement dated June 27,
2008 by and between ING Life Insurance and Annuity Company,
ING Institutional Plan Services, LLP, ING Financial Advisers,
LLC and American Beacon Advisers, Inc. and amended on
February 9, 2009

24(b) (8.8)	(Retail) Third Amendment dated January 25, 2010 to the Selling and Services Agreement and Participation Agreement dated June
27, 2008 by and between ING Life Insurance and Annuity
Company, ING Institutional Plan Services, LLP, ING Financial
Advisers, LLC and American Beacon Advisers, Inc. and amended on February 9, 2009 and July 14, 2009

Exhibit No.	Exhibit

24(b) (8.9)	(Retail) American Beacon Advisors, Inc. Assignment of Rule 22c-2
Agreement Letter dated June 24, 2008 agreed and consented to by
ING Life Insurance and Annuity Company, ING National Trust,
ING USA Annuity and Life Insurance Company, ReliaStar Life
Insurance Company, ReliaStar Life Insurance Company of New
York and Systematized Benefits Administrators Inc.

24(b) (8.10)	Rule 22c-2 Agreement dated June 19, 2008 between American
Beacon Advisors, Inc., ING Life Insurance and Annuity Company,
ING National Trust, ING USA Annuity and Life Insurance
Company, ReliaStar Life Insurance Company, ReliaStar Life
Insurance Company of New York and Systematized Benefits
Administrators Inc.

24(b) (8.13)	(Retail) Fourth Amendment dated July 1, 2013 to Fund
Participation Agreement dated as of July 1, 2000 between ING Life
Insurance and Annuity Company, American Century Investment
Services, Inc. and American Century Services LLC and amended on November 7, 2003, October 1, 2004 and April 1, 2007

24(b) (8.39)	(Retail) Selling and Services Agreement and Fund Participation
Agreement dated May 26, 2006 by and among ING Life Insurance and Annuity Company, ING Financial Advisers, LLC and Davis
Distributors, LLC

24(b) (8.40)	(Retail) First Amendment dated January 7, 2009 to the Selling and
Services Agreement and Participation Agreement dated May 26,
2006 by and between ING Life Insurance and Annuity Company,
ING Institutional Plan Services, LLP, ING Financial Advisers,
LLC and Davis Distributors, LLC

24(b) (8.41)	Rule 22c-2 Agreement dated no later than April 16, 2007 and is effective as of October 16, 2007 between Davis Distributors, LLC,
ING Life Insurance and Annuity Company, ING National Trust,
ING USA Annuity and Life Insurance Company, ReliaStar Life
Insurance Company, ReliaStar Life Insurance Company of New
York, Security Life of Denver Insurance Company and
Systematized Benefits Administrators Inc.

Exhibit No.	Exhibit

24(b) (8.58)	Amendment No. 3 dated August 12, 2013 to Amended and
Restated Participation Agreement as of December 30, 2005 by and
among Franklin Templeton Variable Insurance Products Trust,
Franklin/Templeton Distributors, Inc., ING Life Insurance and
Annuity Company, ING USA Annuity and Life Insurance
Company, ReliaStar Life Insurance Company, ReliaStar Life
Insurance Company of New York, Directed Services, LLC and
ING Financial Advisers, LLC and amended on June 5, 2007 and
November 17, 2011

24(b) (8.61)	Amendment No. 3 dated July 31, 2013 to Amended and Restated
Administrative Services Agreement dated October 3, 2005 by and among Franklin Templeton Services, LLC, ING Life Insurance and
Annuity Company, ING USA Annuity and Life Insurance
Company, ReliaStar Life Insurance Company and ReliaStar Life
Insurance Company of New York and amended on May 17, 2006
and November 11, 2011

24(b) (8.64)	(Retail) Fifth Amendment dated July 1, 2013 to the Master
Shareholder Services Agreement dated August 28, 2000 between
ING Life Insurance and Annuity Company, ING Financial
Advisers, LLC, Franklin Templeton Investor Services, LLC and
Franklin Templeton Distributors, Inc. and amended on November
13, 2000, February 1, 2002, May 1, 2004 and July 1, 2010

24(b) (8.67)	(Retail) Fund Participation Agreement dated October 1, 2000
between Aetna Life Insurance and Annuity Company and
Goldman, Sachs & Co.

24(b) (8.68)	(Retail) First Amendment dated September 11, 2009 to the Fund
Participation Agreement dated October 1, 2000 by and between
ING Life Insurance and Annuity Company, Goldman Sachs Trust
and Goldman, Sachs & Co.

24(b) (8.69)	(Retail) Services Agreement dated May 1, 1999 by and among
Aetna Investment Services, Inc., Aetna Life Insurance and Annuity
Company and Goldman, Sachs & Co.

24(b) (8.70)	(Retail) First Amendment dated September 1, 2004 to the Services
Agreement dated May 1, 1999 by and among ING Financial
Advisers, LLC, ING Life Insurance and Annuity Company and
Goldman, Sachs & Company

Exhibit No.	Exhibit

24(b) (8.71)	(Retail) Second Amendment dated July 29, 2009 to the Services
Agreement dated May 1, 1999 by and between ING Life Insurance and Annuity Company, ING Institutional Plan Services, LLP, ING
Financial Advisers, LLC, and Goldman, Sachs & Co. and amended on September 1, 2004

24(b) (8.72)	Rule 22c-2 Agreement entered into as of April 16, 2007 and is effective as of October 16, 2007 between Goldman, Sachs & Co.,
ING Life Insurance and Annuity Company, ING National Trust,
ING USA Annuity and Life Insurance Company, ReliaStar Life
Insurance Company, ReliaStar Life Insurance Company of New
York, Security Life of Denver Insurance Company and
Systematized Benefits Administrators Inc.

24(b) (8.91)	(Retail) Selling, Services and Fund Participation Agreement dated
July 30, 2009 by and between ING Life Insurance and Annuity
Company, ING Institutional Plan Services, LLC, ING Financial
Advisers, LLC and Ivy Funds Distributor, Inc.

24(b) (8.92)	Rule 22c-2 Agreement made and entered into July 15, 2009
between Ivy Funds Distributor, Inc., ING Life Insurance and
Annuity Company, ING National Trust, ING USA Annuity and
Life Insurance Company, ReliaStar Life Insurance Company,
ReliaStar Life Insurance Company of New York, Security Life of
Denver Insurance Company and Systematized Benefits
Administrators Inc.

24(b) (8.95)	(Retail) Selling and Services Agreement dated February 1, 2001 by and among Aetna Investment Services, LLC, Aetna Life Insurance and Annuity Company and Legg Mason Wood Walker, Inc.

24(b) (8.96)	(Retail) Amendment to Schedule A dated December 31, 2004 to the
Selling and Services Agreement dated February 1, 2001 by and among Legg Mason Wood Walker, Incorporated, The Legg Mason
Funds, ING Life Insurance and Annuity Company and ING
Financial Advisers, LLC

24(b) (8.97)	(Retail) Second Amendment dated August 5, 2009 to the Selling and Services Agreement dated February 1, 2001 and amended on
December 31, 2004 by and between ING Life Insurance and
Annuity Company, ING Institutional Plan Services, LLP, ING
Financial Advisers, LLC and Legg Mason Investor Services, LLC

Exhibit No.	Exhibit

24(b) (8.98)	(Retail) Third Amendment dated February 1, 2010 (effective
December 4, 2009) to the Selling and Services Agreement dated
February 1, 2001 and amended on December 31, 2004 and August
5, 2009 by and among Legg Mason Investor Services, LLC, ING
Life Insurance and annuity company, ING Institutional Plan
Services, LLP and ING Financial Advisers, LLC

24(b) (8.99)	(Retail) Fund Participation Agreement dated February 1, 2001 by and between Aetna Life Insurance and Annuity Company and Legg
Mason Wood Walker, Inc.

24(b) (8.100)	(Retail) First Amendment dated March 1, 2011 to the Fund
Participation Agreement dated February 1, 2001 by and among
Legg Mason Investor Services, LLC, ING Life Insurance and
Annuity Company and ING Financial Advisers, LLC

24(b) (8.101)	(Retail) Second Amendment dated September 27, 2012 to the Fund
Participation Agreement dated February 1, 2001 and amended on
March 1, 2011 by and among Legg Mason Investor Services, LLC,
ING Life Insurance and Annuity Company and ING Financial
Advisers, LLC

24(b) (8.102)	Rule 22c-2 Agreement dated April 16, 2007 and is effective as of
October 16, 2007 between Legg Mason Investor Services, LLC,
ING Life Insurance and Annuity Company, ING National Trust,
ING USA Annuity and Life Insurance Company, ReliaStar Life
Insurance Company, ReliaStar Life Insurance Company of New
York, Security Life of Denver Insurance Company and
Systematized Benefits Administrators Inc.

24(b) (8.110)	(Retail) Participation Agreement dated September 15, 2000 by and between MFS Fund Distributors, Inc. and Aetna Life Insurance and
Annuity Company

24(b) (8.111)	(Retail) First Amendment effective January 1, 2007 to the
Participation Agreement dated September 15, 2000 between ING
Life Insurance and Annuity Company, MFS Fund Distributors, Inc.
and MFS Service Center, Inc.

Exhibit No.	Exhibit

24(b) (8.112)	(Retail) Second Amendment effective June 1, 2008 to the
Participation Agreement dated September 15, 2000 and amended on January 1, 2007 by and among ING Life Insurance and Annuity
Company, MFS Fund Distributors, Inc. and MFS Service Center,
Inc.

24(b) (8.113)	(Retail) Third Amendment effective January 1, 2013 the
Participation Agreement dated September 15, 2000 and amended on January 1, 2007 and June 1, 2008 by and among ING Life
Insurance and Annuity Company, MFS Fund Distributors, Inc. and
MFS Service Center, Inc.

24(b) (8.114)	(Retail) Service Agreement dated April 1, 1998 by and among
Aetna Life Insurance and Annuity Company, Aetna Investment
Services, Inc. and MFS Fund Distributors, Inc.

24(b) (8.115)	(Retail) Amendment No. 1 dated as of June 24, 1998 to the Service
Agreement dated April 1, 1998 by and among Aetna Life Insurance and Annuity Company, Aetna Investment Services, Inc. and MFS
Fund Distributors, Inc.

24(b) (8.116)	(Retail) Amendment No. 2 dated as of December 28, 1998 to the
Service Agreement dated April 1, 1998 and amended on June 24,
1998 by and among Aetna Life Insurance and Annuity Company,
Aetna Investment Services, Inc. and MFS Fund Distributors, Inc.

24(b) (8.117)	(Retail) Amendment No. 3 dated July 1, 1999 to the Service
Agreement dated April 1, 1998 and amended on June 24, 1998 and
December 28, 1998 by and among Aetna Life Insurance and
Annuity Company, Aetna Investment Services, Inc. and MFS Fund
Distributors, Inc.

24(b) (8.118)	(Retail) Fourth Amendment dated as of August 3, 2009 to the
Service Agreement dated April 1, 1998 and amended on June 24,
1998, December 28, 1998 and July 1, 1999 by and between ING
Life Insurance and Annuity Company, ING Institutional Plan
Services, LLP, ING Financial Advisers, LLC, MFS Fund
Distributors, Inc. and MFS Service Center, Inc.

Exhibit No.	Exhibit

24(b) (8.119)	Rule 22c-2 Agreement dated April 16, 2007, is effective as of
October 16, 2007 between MFS Fund Distributors, Inc., ING Life
Insurance and Annuity Company, ING National Trust, ING USA
Annuity and Life Insurance Company, ReliaStar Life Insurance
Company, ReliaStar Life Insurance Company of New York,
Security Life of Denver Insurance Company and Systematized
Benefits Administrators Inc.

24(b) (8.120)	(Retail) Selling and Services Agreement and Fund Participation
Agreement dated August 10, 2005 by and among ING Life
Insurance and Annuity Company, ING Financial Advisers, LLC
and Munder Series Trust and Munder Series Trust II

24(b) (8.121)	(Retail) First Amendment dated February 5, 2009 to the Selling and
Services Agreement and Participation Agreement dated August 10,
2005 by and between ING Life Insurance and Annuity Company,
ING Institutional Plan Services, LLP, ING Financial Advisers,
LLC and Munder Series Trust and Munder Series Trust II

24(b) (8.122)	Rule 22c-2 Agreement dated April 16, 2007, is effective as of
October 16, 2007 between Munder Series Trust and Munder Series
Trust II and ING Life Insurance and Annuity Company, ING
National Trust, ING USA Annuity and Life Insurance Company,
ReliaStar Life Insurance Company, ReliaStar Life Insurance
Company of New York, Security Life of Denver Insurance
Company and Systematized Benefits Administrators Inc.

24(b) (8.123)	(Retail) Selling and Services Agreement and Fund Participation
Agreement made and entered into as of September 11, 2007 by and among ING Life Insurance and Annuity Company, ING Financial
Advisers, LLC and Nuveen Investments, LLC

24(b) (8.124)	(Retail) Replacement Attachment A dated July 30, 2009 to the
Selling and Services Agreement and Fund Participation Agreement
dated September 11, 2007

24(b) (8.125)	(Retail) First Amendment dated December 1, 2010 to the Selling and Services Agreement and Participation Agreement dated
September 11, 2007 by and between ING Life Insurance and
Annuity Company, ING Institutional Plan Services, LLC, ING
Financial Advisers, LLC and Nuveen Investments, LLC

Exhibit No.	Exhibit

24(b) (8.126)	(Retail) Second Amendment dated June 1, 2013 to the Selling and
Services Agreement and Participation Agreement dated September
11, 2007 by and between ING Life Insurance and Annuity
Company, ING Institutional Plan Services, LLC, ING Financial
Advisers, LLC and Nuveen Investments, LLC and amended on
December 1, 2010

24(b) (8.127)	Rule 22c-2 Agreement dated no later than April 16, 2007 and is effective as of October 16, 2007 between Nuveen Investments,
LLC, ING Life Insurance and Annuity Company, ING National
Trust, ING USA Annuity and Life Insurance Company, ReliaStar
Life Insurance Company, ReliaStar Life Insurance Company of
New York, Security Life of Denver Insurance Company and
Systematized Benefits Administrators Inc.

24(b) (8.130)	(Retail) Second Amendment dated February 1, 2013 to the
Participation Agreement dated August 15, 2000 between ING Life
Insurance and Annuity Company, ING Financial Advisers, LLC,
OppenheimerFunds Distributor, Inc. and Shareholder Services, Inc.

24(b) (8.131)	(Retail) Third Amendment dated November 4, 2013 to the
Participation Agreement dated August 15, 2000 between ING Life
Insurance and Annuity Company, ING Financial Advisers, LLC,
OppenheimerFunds Distributor, Inc. and Shareholder Services, Inc.

24(b) (8.137)	(Retail) Sixth Amendment dated as of January 9, 2014 to the
Selling and Services Agreement and Participation Agreement dated as of March 11, 2003 by and between ING Life Insurance and
Annuity Company, ReliaStar Life Insurance Company, ReliaStar
Life Insurance Company of New York, ING USA Annuity and Life
Insurance Company, ING Institutional Plan Services, LLC, ING
Financial Advisers, LLC, Allianz Global Investors Distributors
LLC and Allianz Global Investors Fund Management LLC and
amended on December 31, 2003, July 1, 2005, October 1, 2008,
March 10, 2009 and January 26, 2011

24(b) (8.139)	(Retail) Service Agreement dated May 1, 2002 by and among ING
Financial Advisers, LLC, ING Life Insurance and Annuity
Company and Prudential Investment Management Services LLC
and Prudential Mutual Fund Services LLC

Exhibit No.	Exhibit

24(b) (8.140)	(Retail) First Amendment dated as of August 14, 2009 to the
Services Agreement dated May 1, 2002 by and between ING Life
Insurance and Annuity Company, ING Institutional Plan Services,
LLC, ING Financial Advisers, LLC, Prudential Investment
Management Services LLC and Prudential Mutual Fund Services
LLC

24(b) (8.141)	(Retail) Fund Participation Agreement dated May 1, 2002 by and between ING Life Insurance and Annuity Company, Prudential
Investment Management Services LLC and Prudential Mutual Fund
Services LLC

24(b) (8.142)	Rule 22c-2 Agreement dated March 26, 2007, is effective as of
October 16, 2007 between Prudential Investment Management
Services LLC, ING Life Insurance and Annuity Company, ING
National Trust, ING USA Annuity and Life Insurance Company,
ReliaStar Life Insurance Company, ReliaStar Life Insurance
Company of New York, Security Life of Denver Insurance
Company and Systematized Benefits Administrators Inc.

24(b) (8.143)	(Retail) Selling and Services Agreement and Fund Participation
Agreement dated January 7, 2010 by and between ING Life
Insurance and Annuity Company, ING Institutional Plan Services,
LLC, ING Financial Advisers, LLC and M. J. Whitman LLC (Third
Avenue)

24(b) (8.144)	Rule 22c-2 Agreement dated January 7, 2010 between M.J.
Whitman LLC (Third Avenue), ING Life Insurance and Annuity
Company, ING National Trust, ING USA Annuity and Life
Insurance Company, ReliaStar Life Insurance Company, ReliaStar
Life Insurance Company of New York, Security Life of Denver
Insurance Company and Systematized Benefits Administrators Inc.

24(b) (8.146)	First Amendment dated as of September 17, 2013 to the Selling and
Services Agreement and Fund Participation Agreement dated as of
January 17, 2011 by and between ING Life Insurance and Annuity
Company, ING Institutional Plan Services, LLC, ING Financial
Advisers, LLC and USAA Investment Management Company

24 (b)(9)	Opinion and Consent of Counsel

Exhibit No.	Exhibit
24(b) (10)	Consent of Independent Registered Public Accounting Firm
24(b) (13)	Powers of Attorney